SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.       15            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             17       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678

     Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on November 6, 2003 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and SAIs filed herewith are not intended to supersede the prospectus and SAI for the American Express New Solutions Variable Annuity contract filed with Post-Effective Amendment No. 11 to Registration Statement No. 333-92297, filed on or about April 24, 2003.

Prospectus


Nov. 6, 2003


American Express

Innovations(SM) Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:    American Enterprise Life Insurance Company (American Enterprise
              Life)
              829 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 333-3437
              American Enterprise Variable Annuity Account/American Enterprise
              MVA Account

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds, Series II Shares

o    AllianceBernstein Variable Products Series Fund, Inc. (Class B)

o    Fidelity(R) Variable Insurance Products Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    MFS(R) Variable Insurance Trust(SM) - Service Class

o    Oppenheimer Variable Account Funds - Service Shares

o    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.


For applications signed on or after Nov. 6, 2003, contracts with a seven-year withdrawal charge schedule provide for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances.(1) Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.


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1   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Table of Contents


Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             7

Condensed Financial Information (Unaudited)                                12

Financial Statements                                                       18

Performance Information                                                    18

The Variable Account and the Funds                                         19

Guarantee Period Accounts (GPAs)                                           24

The One-Year Fixed Account                                                 26

Buying Your Contract                                                       27

Charges                                                                    29

Valuing Your Investment                                                    34

Making the Most of Your Contract                                           36

Withdrawals                                                                40

TSA -- Special Withdrawal Provisions                                       40

Changing Ownership                                                         40

Benefits in Case of Death                                                  41

Optional Benefits                                                          45

The Annuity Payout Period                                                  57

Taxes                                                                      59

Voting Rights                                                              61

Substitution of Investments                                                61

About the Service Providers                                                62

Additional Information About American Enterprise Life                      63

Additional Information                                                     69

Experts                                                                    69

American Enterprise Life Insurance Company  Financial Information          70

Table of Contents of the Statement of Additional Information               89

Appendix: Performance Credit Rider  Adjusted Partial Withdrawal            90




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2   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

American Enterprise Life: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.


Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods of time declared by us. These guaranteed rates and periods of time may vary by state. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to the contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


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3   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. (p. 24 and p. 26)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have time limitations for making additional payments.
(p. 27)


Minimum initial purchase payments

   If paying by Systematic Investment Plan:

          $50 initial payment.

          $50 for additional payments.

   If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total purchase payments* (without prior approval):

          $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

For contracts issued in Alabama and Maryland, purchase payments are limited and you may not make purchase payments after the first contract anniversary.




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4   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 37)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 59)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 40)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 41)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 45)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 57)

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 59)




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5   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Charges: We assess certain charges in connection with your contract (p. 29):


o    $40 annual contract administrative charge(1);


o if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV), an annual fee of 0.55% of the adjusted contract value(2);

o if you select the Guaranteed Minimum Income Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor), an annual fee of 0.75% of the adjusted contract value(2);

o if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

o if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

o if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);


o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments);

o    the operating expenses of the funds in which the subaccounts invest; and

o the total variable account expenses (if you make allocations to one or more subaccounts):


                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
Return of Purchase Payments death benefit (ROP)                0.85%                     0.15%                      1.00%
Maximum Anniversary Value death benefit (MAV)(4),(5)           1.05                      0.15                       1.20
Enhanced Death Benefit (EDB)(4)                                1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(4),(5)                                       1.30                      0.15                       1.45
EDB(4)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule(6)
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(4),(5)                                       1.35                      0.15                       1.50
EDB(4)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(4),(5)                                       1.60                      0.15                       1.75
EDB(4)                                                         1.70                      0.15                       1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.

(6) The five-year withdrawal charge schedule may not be available in all states.




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6   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or make a withdrawal from the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal charge

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        Seven-year schedule                                             Five-year schedule
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges - Withdrawal Charge" and "The Annuity Payout Plans").

                                                                                               Assumed Investment Rate
Seven-year schedule                                                                       3.50%                         5.00%
Qualified discount rate                                                                   4.86%                         6.36%
Nonqualified discount rate                                                                5.11                          6.61

                                                                                               Assumed Investment Rate
Five-year schedule                                                                        3.50%                         5.00%
Qualified discount rate                                                                   5.16%                         6.66%
Nonqualified discount rate                                                                5.41                          6.91





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7   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

PERIODIC EXPENSES
Annual contract administrative charge                                                       $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GMIB - MAV                                                                                0.55%*

GMIB - 6% Rising Floor                                                                    0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PCR fee                                                                                   0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector fee                                                                     0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector Plus fee                                                                0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

* This fee applies only if you elect this optional feature.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)


You can choose a death benefit guarantee, a qualified or nonqualified contract and the length of your contract's withdrawal charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
ROP death benefit                                              0.85%                     0.15%                      1.00%
MAV death benefit(1),(2)                                       1.05                      0.15                       1.20
EDB(1)                                                         1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(1),(2)                                       1.30                      0.15                       1.45
EDB(1)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(1),(2)                                       1.35                      0.15                       1.50
EDB(1)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP Payment death benefit                                      1.40                      0.15                       1.55
MAV death benefit(1),(2)                                       1.60                      0.15                       1.75
EDB(1)                                                         1.70                      0.15                       1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.




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8   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       Minimum                       Maximum
Total expenses before contractual fee waivers and/or expense reimbursements             .64%                          1.55%


Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     Gross total
                                                                            Management        12b-1        Other       annual
                                                                               fees           fees       expenses     expenses
AXP(R) Variable Portfolio -
   Cash Management Fund                                                         .51%          .13%         .06%        .70%(1)
   Diversified Bond Fund                                                        .60           .13          .08         .81(1)
   (previously AXP(R) Variable Portfolio - Bond Fund)
   Diversified Equity Income Fund                                               .53           .13          .10         .76(1)
   Growth Fund                                                                  .65           .13          .21         .99(1)
   New Dimensions Fund(R)                                                       .62           .13          .07         .82(1)
   Partners Small Cap Value Fund                                                .99           .13          .43        1.55(1)
   S&P 500 Index Fund                                                           .29           .13          .22         .64(2)
   Short Duration U.S. Government Fund                                          .61           .13          .08         .82(1)
   (previously AXP(R) Variable Portfolio - Federal Income Fund) AIM V.I.
   Basic Value Fund, Series II Shares                                           .73           .25          .43        1.41(3)
   Capital Development Fund, Series II Shares                                   .75           .25          .39        1.39(3)
   Premier Equity Fund, Series II Shares                                        .61           .25          .24        1.10(3)
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio (Class B)                      .63           .25          .05         .93(4)
   AllianceBernstein Premier Growth Portfolio (Class B)                        1.00           .25          .06        1.31(4)
   AllianceBernstein Technology Portfolio (Class B)                            1.00           .25          .21        1.46(4)
   AllianceBernstein Total Return Portfolio (Class B)                           .63           .25          .17        1.05(4)
Fidelity(R) VIP
   Contrafund(R) Portfolio Service Class 2                                      .58           .25          .10         .93(4)
   Growth Portfolio Service Class 2                                             .58           .25          .10         .93(4)
   Mid Cap Portfolio Service Class 2                                            .58           .25          .12         .95(4)
   Overseas Portfolio Service Class 2                                           .73           .25          .18        1.16(4)
FTVIPT
   Franklin Real Estate Fund - Class 2                                          .53           .25          .04         .82(5),(6)
   Franklin Small Cap Fund - Class 2                                            .53           .25          .31        1.09(6),(7)
   Franklin Small Cap Value Securities Fund - Class 2                           .59           .25          .20        1.04(6),(7)
   Mutual Shares Securities Fund - Class 2                                      .60           .25          .21        1.06(6),(7)
   Templeton Foreign Securities Fund - Class 2                                  .70           .25          .20        1.15(6),(7)



--------------------------------------------------------------------------------
9   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     Gross total
                                                                            Management        12b-1        Other       annual
                                                                               fees           fees       expenses     expenses
MFS(R)
   Investors Growth Stock Series - Service Class                                .75%          .25%         .13%       1.13%(8),(9)
   New Discovery Series - Service Class                                         .90           .25          .15        1.30(8),(9)
   Total Returns Series - Service Class                                         .75           .25          .11        1.11(8)
   Utilities Series - Service Class                                             .75           .25          .19        1.19(8),(9)
Oppenheimer Variable Account Funds
   Capital Appreciation Fund/VA, Service Shares                                 .65           .25          .01         .91(10)
   Global Securities Fund/VA, Service Shares                                    .65           .25          .02         .92(10)
   High Income Fund/VA, Service Shares                                          .74           .25          .03        1.02(10)
   Main Street Small Cap Fund/VA, Service Shares                                .75           .25          .22        1.22(10)
   Strategic Bond Fund/VA, Service Shares                                       .74           .25          .07        1.06(10)
Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IB Shares                           .48           .25          .04         .77(4)
   Putnam VT International Equity Fund - Class IB Shares                        .77           .25          .22        1.24(4)
   Putnam VT Research Fund - Class IB Shares                                    .65           .25          .13        1.03(4)
   Putnam VT Vista Fund - Class IB Shares                                       .64           .25          .10         .99(4)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31. 2003.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.50% for AXP(R) Variable Portfolio - S&P 500 Index Fund.


(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.


(10) Actual expenses may have been lower for calendar year 2002 due to lower 12b-1 fees prior to May 1, 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.




--------------------------------------------------------------------------------
10   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, GMIB - 6% Rising Floor and Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not withdraw your contract
                                               If you withdraw your contract            or if you select an annuity payout plan
                                         at the end of the applicable time period:     at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,227.94  $1,993.09  $2,770.75  $4,420.85   $427.94  $1,293.09  $2,170.75  $4,420.85
Five-year withdrawal charge schedule        1,258.69   1,981.76   2,512.47   4,673.09    458.69   1,381.76   2,312.47   4,673.09

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,202.31  $1,918.77  $2,651.25  $4,204.67   $402.31  $1,218.77  $2,051.25  $4,204.67
Five-year withdrawal charge schedule        1,233.06   1,907.90   2,394.50   4,463.43    433.06   1,307.90   2,194.50   4,463.43


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                         If you do not withdraw your contract
                                               If you withdraw your contract            or if you select an annuity payout plan
                                         at the end of the applicable time period:     at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $  996.29  $1,306.93  $1,642.89  $2,254.07   $196.29    $606.93  $1,042.89  $2,254.07
Five-year withdrawal charge schedule        1,027.04   1,299.87   1,398.88   2,570.55    227.04     699.87   1,198.88   2,570.55

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $  970.66  $1,229.03  $1,511.40  $1,983.09   $170.66    $529.03 $   911.40  $1,983.09
Five-year withdrawal charge schedule        1,001.41   1,222.46   1,269.02   2,307.47    201.41     622.46   1,069.02   2,307.47

* In these examples, the $40 contract administrative charge is approximated as a .025% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.




--------------------------------------------------------------------------------
11   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount UCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund*) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.06    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.06    $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                697      554     53
*The 7-day yield for AXP Variable Portfolio - Cash Management Fund as of Dec.
31, 2002 was (0.20%).
--------------------------------------------------------------------------------------------------------------------------
Subaccount UBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (5/21/2002) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 63       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UDEI1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 26       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UGRO1 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UNDM1 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.76    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.59    $0.76  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                 95       20     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount USVA1 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount USPF1 (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.80    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.61    $0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                360      112      7
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFIF1 (Investing in shares of AXP(R) Variable Portfolio - Short
Duration U.S.
Government Fund) (5/30/2000)  (previously AXP(R) Variable Portfolio - Federal Income
Fund)
Accumulation unit value at beginning of period                                                       $1.11    $1.06  $1.00
Accumulation unit value at end of period                                                             $1.17    $1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                645       30     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UABA1 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.76       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                113       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UAAD1 (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 30       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UAVA1 (Investing in shares of AIM V.I. Premier Equity Fund, Series II Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount UGIP1 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.97    $0.97  $1.00
Accumulation unit value at end of period                                                             $0.74    $0.97  $0.97
Number of accumulation units outstanding at end of period (000 omitted)                              1,341      640     31
--------------------------------------------------------------------------------------------------------------------------
Subaccount UPRG1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.65    $0.80  $1.00
Accumulation unit value at end of period                                                             $0.45    $0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)                              1,003      741     47
--------------------------------------------------------------------------------------------------------------------------
Subaccount UTEC1 (Investing in shares of AllianceBernstein VP Technology Portfolio (Class
B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.69  $1.00
Accumulation unit value at end of period                                                             $0.30    $0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)                                372      364     44
--------------------------------------------------------------------------------------------------------------------------
Subaccount UAGR1 (Investing in shares of AllianceBernstein VP Total Return
Portfolio (Class B)) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.91       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  9       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFCO1 (Investing in shares of Fidelity(R) VIP Contrafund(R) Portfolio Service
Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.86       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                209       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFGR1 (Investing in shares of Fidelity(R) VIP Growth Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 18       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFMC1 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 94       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFOV1 (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 23       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount URES1 (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 14       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount USMC1 (Investing in shares of FTVIPT Franklin Small Cap Fund - Class 2)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $0.75    $0.90  $1.00
Accumulation unit value at end of period                                                             $0.53    $0.75  $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                656      312     52
--------------------------------------------------------------------------------------------------------------------------
Subaccount UVAS1 (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund
- Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
 Accumulation unit value at end of period                                                            $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 24       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UMSS1 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $1.16    $1.09  $1.00
Accumulation unit value at end of period                                                             $1.01    $1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                753       61     21
--------------------------------------------------------------------------------------------------------------------------
Subaccount UINT1 (Investing in shares of FTVIPT Templeton Foreign Securities Fund - Class
2) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.85    $1.02  $1.00
Accumulation unit value at end of period                                                             $0.68    $0.85  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                513      324     22
--------------------------------------------------------------------------------------------------------------------------
Subaccount UGRS1 (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.71    $0.95  $1.00
Accumulation unit value at end of period                                                             $0.50    $0.71  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                421      326      3
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
13   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount UNDS1 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.95    $1.01  $1.00
Accumulation unit value at end of period                                                             $0.64    $0.95  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                165      115     27
--------------------------------------------------------------------------------------------------------------------------
Subaccount UTRS1 (Investing in shares of MFS(R) Total Return Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.10    $1.12  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.10  $1.12
Number of accumulation units outstanding at end of period (000 omitted)                              1,585      792     45
--------------------------------------------------------------------------------------------------------------------------
Subaccount USUT1 (Investing in shares of MFS(R) Utilities Series - Service Class)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.87       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UOCA1 (Investing in shares of Oppenheimer Capital Appreciation Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  9       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UOGS1 (Investing in shares of Oppenheimer Global Securities Fund/VA, Service
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 25       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UOHI1 (Investing in shares of Oppenheimer High Income Fund/VA, Service Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 18       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UOSM1 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount USTB1 (Investing in shares of Oppenheimer Strategic Bond Fund/VA, Service
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 38       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UGIN1 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.99    $1.07  $1.00
Accumulation unit value at end of period                                                             $0.79    $0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                379      287     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UIGR1 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UPRE1 (Investing in shares of Putnam VT Research Fund - Class IB
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  1       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UVIS1 (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $0.60    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.42    $0.60  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                163      265     35
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
14   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount USPF4 (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.80    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.61    $0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                              4,960    1,756    110
--------------------------------------------------------------------------------------------------------------------------
Subaccount UAGR4 (Investing in shares of AllianceBernstein VP Total Return
Portfolio (Class B)) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.91       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 71       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UFOV4 (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  4       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UGRS4 (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.95  $1.00
Accumulation unit value at end of period                                                             $0.50    $0.70  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                              2,832    1,928    187
--------------------------------------------------------------------------------------------------------------------------
Subaccount UOHI4 (Investing in shares of Oppenheimer High Income Fund/VA, Service Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 76       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount UPRE4 (Investing in shares of Putnam VT Research Fund - Class IB
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  7       --     --
--------------------------------------------------------------------------------------------------------------------------

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount SCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (2/11/2000)
Accumulation unit value at beginning of period                                                       $1.05    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             12,876   11,399 11,511
--------------------------------------------------------------------------------------------------------------------------
Subaccount SBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (2/11/2000) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.09    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.14    $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                894    1,363    688
--------------------------------------------------------------------------------------------------------------------------
Subaccount SGRO1 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(2/11/2000)
Accumulation unit value at beginning of period                                                       $0.52    $0.77  $1.00
Accumulation unit value at end of period                                                             $0.38    $0.52  $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                476      546    554
--------------------------------------------------------------------------------------------------------------------------
Subaccount WABA8 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WAAD8 (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.94       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WAVA8 (Investing in shares of AIM V.I. Premier Equity Fund, Series II Shares)
(3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.74       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WGIP8 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  1       --     --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount SPGR1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.48    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                              4,631    7,466  9,298
--------------------------------------------------------------------------------------------------------------------------
Subaccount STEC1 (Investing in shares of AllianceBernstein VP Technology Portfolio (Class
B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.70  $1.00
Accumulation unit value at end of period                                                             $0.29    $0.51  $0.70
Number of accumulation units outstanding at end of period (000 omitted)                              3,655    6,380  9,543
--------------------------------------------------------------------------------------------------------------------------
Subaccount WFCO8 (Investing in shares of Fidelity(R) VIP Contrafund(R) Portfolio Service
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WFGR8 (Investing in shares of Fidelity(R) VIP Growth Portfolio Service Class
2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WINT8 (Investing in shares of FTVIPT Templeton Foreign Securities Fund - Class
2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.84       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                330       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSND8 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSTR8 (Investing in shares of MFS(R) Total Return Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  6       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSUT8 (Investing in shares of MFS(R) Utilities Series - Service Class)
(3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WOCA8 (Investing in shares of Oppenheimer Capital Appreciation Fund/VA,
Service Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WOSM8 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 13       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WGIN8 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI2 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (3/3/2000)
Accumulation unit value at beginning of period                                                       $1.08    $1.08  $1.00
Accumulation unit value at end of period                                                             $0.86    $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 36       34      3
--------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM2 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.54    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                363      701    483
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSVA2 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI2 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (3/3/2000) (previously AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.10    $1.05  $1.00
Accumulation unit value at end of period                                                             $1.15    $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              1,155      592    331
--------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC2 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/1/2001)
Accumulation unit value at beginning of period                                                       $1.06    $1.00     --
Accumulation unit value at end of period                                                             $0.94    $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                 42        8     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WRES2 (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $1.25    $1.18  $1.00
Accumulation unit value at end of period                                                             $1.26    $1.25  $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                 58       11      2
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSMC2 (Investing in shares of FTVIPT Franklin Small Cap Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $0.50    $0.60  $1.00
Accumulation unit value at end of period                                                             $0.35    $0.50  $0.60
Number of accumulation units outstanding at end of period (000 omitted)                                331      348    258
--------------------------------------------------------------------------------------------------------------------------
Subaccount WVAS2 (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund
- Class 2) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  4       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS2 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $1.17    $1.11  $1.00
Accumulation unit value at end of period                                                             $1.02    $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                123       41      3
--------------------------------------------------------------------------------------------------------------------------
Subaccount WOGS2 (Investing in shares of Oppenheimer Global Securities Fund/VA, Service
Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WSTB2 (Investing in shares of Oppenheimer Strategic Bond Fund/VA, Service
Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.03       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
--------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR2 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.59    $0.75  $1.00
Accumulation unit value at end of period                                                             $0.47    $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                666      730    499
--------------------------------------------------------------------------------------------------------------------------
Subaccount WVIS2 (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $0.73    $1.00     --
Accumulation unit value at end of period                                                             $0.33    $0.73     --
Number of accumulation units outstanding at end of period (000 omitted)                                608      384     --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
17   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o    contract administrative charge,

o    variable account administrative charge,

o    applicable mortality and expense risk fee,


o    MAV death benefit fee,

o    GMIB - 6% Rising Floor fee,

o    Benefit Protector Plus fee, and


o applicable withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the EDB, GMIB - MAV, PCR and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



--------------------------------------------------------------------------------
18   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

----------------------------------- ---------------------------------------- -----------------------------------------
Investing In                        Investment Objectives and Policies       Investment Adviser
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - Cash    Objective: maximum current income        IDS Life, adviser; American Express
Management Fund                     consistent with liquidity and            Financial Corporation (AEFC),
                                    stability of principal. Invests          subadviser.
                                    primarily in money market securities.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -         Objective: high level of current         IDS Life, adviser; AEFC, subadviser.
Diversified Bond Fund (previously   income while conserving the value of
AXP(R) Variable Portfolio - Bond    the investment and continuing a high
Fund)                               level of income for the longest time
                                    period. Invests primarily in bonds and
                                    other debt obligations.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -         Objective: high level of current         IDS Life, adviser; AEFC, subadviser.
Diversified Equity  Income Fund     income and, as a secondary goal,
                                    steady growth of capital. Invests
                                    primarily in dividend-paying common
                                    and preferred stocks.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -         Objective: long-term capital growth.     IDS Life, adviser; AEFC, subadviser.
Growth Fund                         Invests primarily in common stocks and
                                    securities convertible into common
                                    stocks that appear to offer growth
                                    opportunities.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - New     Objective: long-term growth of           IDS Life, adviser; AEFC, subadviser.
Dimensions Fund(R)                  capital. Invests  primarily in common
                                    stocks showing potential for
                                    significant growth.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -         Objective: long-term capital             IDS Life, adviser; AEFC, subadviser;
Partners Small Cap  Value Fund      appreciation. Non-diversified fund       Royce & Associates, LLC., Third Avenue
                                    that invests primarily in equity         Management LLC and National City
                                    securities.                              Investment Company, subadvisers.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - S&P     Objective: long-term capital             IDS Life, adviser; AEFC, subadviser.
500 Index Fund                      appreciation. Non-diversified fund
                                    that invests primarily in securities
                                    that are expected to provide
                                    investment results that correspond to
                                    the performance of the S&P 500(R)
                                    Index.
----------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - Short   Objective: a high level of current       IDS Life, adviser; AEFC, subadviser.
Duration U.S. Government Fund       income and safety of principal
(previously AXP(R) Variable         consistent with an investment in  U.S.
Portfolio - Federal  Income Fund)   government and government agency
                                    securities. Invests primarily in debt
                                    obligations issued or guaranteed as to
                                    principal and interest by the U.S.
                                    government, its agencies or
                                    instrumentalities.
----------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Basic Value Fund, Series   Objective: long-term growth of           A I M Advisors, Inc.
II Shares                           capital. Invests at least 65% of its
                                    total assets in equity securities of
                                    U.S. issuers that have market
                                    capitalizations of greater than  $500
                                    million and are believed to be
                                    undervalued in relation to long-term
                                    earning power or other factors.  The
                                    fund may invest 25% of its assets in
                                    foreign securities.
----------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Capital Development        Objective: long-term growth of           A I M Advisors, Inc.
Fund,  Series II Shares             capital. Invests primarily in
                                    securities (including common stocks,
                                    convertible securities and bonds) of
                                    small- and medium-sized companies. The
                                    Fund may invest up to 25% of its
                                    assets  in foreign securities.
----------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
19   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

----------------------------------- ---------------------------------------- -----------------------------------------
Investing In                        Investment Objectives and Policies       Investment Adviser
----------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Premier Equity Fund,       Objective: long-term growth of capital   A I M Advisors, Inc.
Series II Shares                    with income as a secondary objective.
                                    Invests normally at least 80% of its
                                    net assets, plus the amount of any
                                    borrowings for investment purposes, in
                                    equity securities including
                                    convertible securities. The fund also
                                    may invest in preferred stocks and
                                    debt instruments that have prospects
                                    for growth of capital. The Fund may
                                    invest up to 25% of its assets in
                                    foreign securities.
----------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Growth and    Objective: reasonable current income     Alliance Capital Management, L.P.
Income Portfolio (Class B)          and reasonable appreciation. Invests
                                    primarily in dividend-paying common
                                    stocks of good quality.
----------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Premier       Objective: long-term growth of capital   Alliance Capital Management, L.P.
Growth Portfolio (Class B)          by pursuing aggressive investment
                                    policies. Invests primarily in equity
                                    securities of a limited number of
                                    large, carefully selected,
                                    high-quality U.S. companies that are
                                    judged likely to achieve superior
                                    earnings growth.
----------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Technology    Objective: growth of capital. Current    Alliance Capital Management, L.P.
Portfolio  (Class B)                income is only an incidental
                                    consideration. Invests primarily in
                                    securities of companies expected to
                                    benefit from technological advances
                                    and improvements.
----------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein VP Total Return   Objective: achieve a high return         Alliance Capital Management, L.P.
Portfolio (Class B)                 through a combination of current
                                    income and capital appreciation.
                                    Invests primarily in U.S. government
                                    and agency obligations, bonds,
                                    fixed-income senior securities
                                    (including short- and  long-term debt
                                    securities and preferred stocks to
                                    the  extent their value is
                                    attributable to their fixed-income
                                    characteristics), and common stocks.
----------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Contrafund(R)       Objective: seeks long-term capital       Fidelity Management & Research Company
Portfolio Service Class 2           appreciation.  Normally invests          (FMR), investment manager; FMR U.K. and
                                    primarily in common stocks. Invests in   FMR Far East, sub-investment advisers.
                                    either "growth" stocks or "value"
                                    stocks or both. Invests  in securities
                                    of companies whose value it believes
                                    is not fully recognized by the public.
                                    The fund invests in domestic and
                                    foreign issuers.
----------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Growth Portfolio    Objective: seeks to achieve capital      FMR, investment manager;  FMR U.K., FMR
Service Class 2                     appreciation.  Normally invests          Far East,  sub-investment advisers.
                                    primarily in common stocks of  foreign
                                    and domestic companies that it
                                    believes have above-average growth
                                    potential.
----------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Mid Cap Portfolio   Objective: seeks long-term growth of     FMR, investment manager;  FMR U.K., FMR
Service Class 2                     capital. Normally invests at least 80%   Far East,  sub-investment advisers.
                                    of assets in securities of foreign and
                                    domestic companies with medium market
                                    capitalization common stocks. Invests
                                    in growth or value common stocks. May
                                    invest in companies with smaller or
                                    larger market capitalizations.
----------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
20   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

----------------------------------- ---------------------------------------- -----------------------------------------
Investing In                        Investment Objectives and Policies       Investment Adviser
----------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Overseas            Objective: seeks long-term growth of     FMR, investment manager;  FMR U.K., FMR
Portfolio Service Class 2           capital.  Normally invests primarily     Far East, Fidelity International
                                    in common stocks of foreign              Investment Advisors (FIIA)  and FIIA
                                    securities. Normally invests at least    U.K., sub-investment advisers.
                                    80% of assets in  non-U.S. securities.
----------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Real Estate Fund    Objective: seeks capital appreciation,   Franklin Advisers, Inc.
- Class 2                           with current income as a secondary
                                    goal. The Fund normally invests at
                                    least 80% of its net assets in
                                    investments of companies operating in
                                    the real estate sector. The Fund
                                    invests primarily in equity real
                                    estate investment trusts (REITs).
----------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Small  Cap Fund -   Objective: seeks long-term capital       Franklin Advisers, Inc.
Class 2                             growth.  The Fund normally invests at
                                    least 80% of its net assets  in
                                    investments of small capitalization
                                    companies.  For this Fund, small cap
                                    companies are those with  market
                                    capitalization values not exceeding
                                    (i) $1.5 billion; or (ii) the highest
                                    market capitalization value in the
                                    Russell 2000(R) Index, whichever is
                                    greater,  at the time of purchase.
----------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Small Cap Value     Objective: seeks long-term total         Franklin Advisory Services, LLC
Securities Fund - Class 2           return. The Fund  normally invests at
                                    least 80% of its net assets in
                                    investments of small capitalization
                                    companies. For this Fund, small cap
                                    companies are those with market cap
                                    values not exceeding $2.5 billion, at
                                    the time of purchase. The Fund's
                                    manager invests in small companies
                                    that it believes are undervalued.
----------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Mutual Shares Securities     Objective: seeks capital appreciation,   Franklin Mutual Advisers, LLC
Fund - Class 2                      with income as a secondary goal. The
                                    Fund normally invests mainly in  U.S.
                                    equity securities that the Fund's
                                    manager believes are available at
                                    market prices less than their value
                                    based on certain recognized or
                                    objective criteria, including
                                    undervalued stocks, restructuring
                                    companies and distressed companies.
----------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Templeton Foreign            Objective: seeks long-term capital       Templeton Investment Counsel, LLC
Securities Fund - Class 2           growth. The Fund normally invests at
                                    least 80% of its net assets in
                                    investments, primarily equity
                                    securities, of issuers located outside
                                    the U.S., including those in emerging
                                    markets.
----------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Investors Growth Stock       Objective: long-term growth of capital   MFS Investment Management(R)
Series - Service Class              and future income. Invests at least
                                    80% of its net assets in common stocks
                                    and related securities of companies
                                    which MFS(R) believes offer better
                                    than average prospects for long-term
                                    growth.
----------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) New Discovery  Series -      Objective: capital appreciation.         MFS Investment Management(R)
Service Class                       Invests in at least  65% of its net
                                    assets in equity securities of
                                    emerging growth companies.
----------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Total Return Series -        Objective: above-average income          MFS Investment Management(R)
Service Class                       consistent with the prudent employment
                                    of capital, with growth of capital and
                                    income as a secondary objective.
                                    Invests primarily in a combination of
                                    equity and fixed income securities.
----------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
21   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

----------------------------------- ---------------------------------------- -----------------------------------------
Investing In                        Investment Objectives and Policies       Investment Adviser
----------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Utilities Series - Service   Objective: capital growth and current    MFS Investment Management(R)
Class                               income.  Invests primarily in equity
                                    and debt securities of domestic and
                                    foreign companies in the utilities
                                    industry.
----------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Capital Appreciation    Objective: capital appreciation.         OppenheimerFunds, Inc.
Fund/VA, Service Shares             Invests in securities of well-known,
                                    established companies.
----------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Global Securities       Objective: long-term capital             OppenheimerFunds, Inc.
Fund/VA,  Service Shares            appreciation. Invests mainly in common
                                    stocks of U.S. and foreign issuers
                                    that  are "growth-type" companies,
                                    cyclical industries and  special
                                    situations that are considered to
                                    have  appreciation possibilities.
----------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer High Income Fund/VA,    Objective: high level of current         OppenheimerFunds, Inc.
Service Shares                      income from investments in high-yield
                                    fixed-income securities.
----------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Main Street Small Cap   Objective: seeks capital appreciation.   OppenheimerFunds, Inc.
Fund/VA,  Service Shares            Invests mainly in common stocks of
                                    small-capitalization U.S. companies
                                    that the fund's investment manager
                                    believes have favorable business
                                    trends or prospects.
----------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Strategic Bond          Objective: high level of current         OppenheimerFunds, Inc.
Fund/VA, Service Shares             income principally derived from
                                    interest on debt securities. Invests
                                    mainly in three market sectors: debt
                                    securities of foreign governments and
                                    companies, U.S. government securities,
                                    and lower-rated high yield securities
                                    of U.S. and foreign companies.
----------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Growth and Income Fund    Objective: capital growth and current    Putnam Investment Management, LLC
-  Class IB Shares                  income. The fund pursues its goal by
                                    investing mainly in common stocks of
                                    U.S. companies with a focus on value
                                    stocks that offer the potential for
                                    capital growth, current income or both.
----------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT International Equity      Objective: capital appreciation. The     Putnam Investment Management, LLC
Fund -  Class IB Shares             fund pursues its goal by investing
                                    mainly in common stocks of companies
                                    outside the United States.
----------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Research Fund - Class     Objective: capital appreciation. The     Putnam Investment Management, LLC
IB Shares                           Fund pursues its goal by investing
                                    mainly in common stocks of U.S.
                                    companies that Putnam Management
                                    thinks have the greatest potential for
                                    capital appreciation, with stock
                                    prices that reflect a value lower than
                                    that we place on the company, or whose
                                    earnings we believe are likely to grow
                                    over time.
----------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Vista Fund - Class IB     Objective: capital appreciation. The     Putnam Investment Management, LLC
Shares                              fund pursues its goal by investing
                                    mainly in common stocks of U.S.
                                    companies with a focus on growth
                                    stocks.
----------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
22   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.



--------------------------------------------------------------------------------
23   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Guarantee Period Accounts (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs if the interest rate we are then currently crediting to the GPAs is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). There are also restrictions on transfers to and from the GPA accounts (see "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee future guaranteed interest rates.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.



--------------------------------------------------------------------------------
24   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                 If your GPA rate is:                       The MVA is:
               Less than the new GPA rate + 0.10%           Negative
               Equal to the new GPA rate + 0.10%            Zero
               Greater than the new GPA rate + 0.10%        Positive

General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:



The precise MVA formula we apply is as follows:

      Early withdrawal amount x [(  1  +  i  )(to the power of n/12) - 1] = MVA
                                  ------------
                                  1 + j + .001

  Where   i  = rate  earned  in  the  GPA  from  which  amounts  are  being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n  = number of months  remaining  in the  current  Guarantee  Period
               (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.



--------------------------------------------------------------------------------
25   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                  ---------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = $27.21
                  ---------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%, assuming you elected the 7-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

The One-Year Fixed Account


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.


We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). We also reserve the right to limit transfers to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)



--------------------------------------------------------------------------------
26   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Buying Your Contract

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional MAV death benefit(2);

o    the optional EDB(2);


o    the optional GMIB - MAV rider(3);

o    the optional GMIB - 6% Rising Floor rider(3);

o    the optional PCR(3);

o    the optional Benefit Protector Death Benefit(4);

o    the optional Benefit Protector Plus Death Benefit(4);

o    the length of the withdrawal charge schedule (5 or 7 years)(5); and


o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account and/or the subaccounts of the variable account in even 1% increments subject to the $1,000 minimum for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.


If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.



--------------------------------------------------------------------------------
27   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2;

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 ; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2 ).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.


Minimum purchase payments

     If paying by SIP:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total allowable purchase payments* (without prior approval):

          $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.(1)


For applications signed on or after Nov. 6, 2003, for a contract with a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the GPAs, the one-year fixed account and the subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.




--------------------------------------------------------------------------------
28   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

Charges

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.


These fees are based on the death benefit guarantee, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


Seven-year withdrawal charge schedule                                             Qualified annuities     Nonqualified annuities
ROP death benefit                                                                        0.85%                      1.10%
MAV death benefit(1),(2)                                                                 1.05                       1.30
EDB(1)                                                                                   1.15                       1.40

Five-year withdrawal charge schedule
ROP death benefit                                                                        1.15                       1.40
MAV death benefit(1),(2)                                                                 1.35                       1.60
EDB(1)                                                                                   1.45                       1.70

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.




--------------------------------------------------------------------------------
29   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIBterminates.

We calculate the fee as follows:

            GMIB - MAV                      0.55% x (CV + ST - FAV)
            GMIB - 6% Rising Floor          0.75% x (CV + ST - FAV)

     CV  = contract value on the contract anniversary

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

(1) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

Example

o You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

o On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

o On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

o    The GMIB fee for:

                        GMIB - MAV is 0.55%; and

                        GMIB - 6% Rising Floor is 0.75%.

We calculate the charge as follows:

      Contract value on the contract anniversary:                                 $73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                          +15,000
      minus the value of the one-year fixed account on the contract anniversary:  -15,250
                                                                                  --------
                                                                                  $73,000
The GMIB fee charged to you:
      GMIB - MAV                  (0.55% X $73,000) =                             $401.50
      GMIB - 6% Rising Floor      (0.75% X $73,000) =                             $547.50


--------------------------------------------------------------------------------
30   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See "Guarantee Period Accounts -- Market Value Adjustment (MVA).")

The Total Free Amount (TFA) is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:


(a) is 10% of your prior anniversary's contract value, and

(b) is current contract earnings.

NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.




--------------------------------------------------------------------------------
31   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

     NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

           PPW = XSF + (ACV - XSF) x (PPNPW - XSF)
                        ---------
                       (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                        Seven-year schedule                                            Five-year schedule(1)
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(1) The five-year withdrawal charge schedule may not be available in all states.

Example

Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:



         Amount requested          or      $1,000 = $1,075.27
    ------------------------               ------
    1.00 - withdrawal charge                 .93



By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.




--------------------------------------------------------------------------------
32   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:

o The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

o    We received these payments

     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

o    The prior anniversary Jan. 1, 2012 contract value was $38,488.

Withdrawal Charge   Explanation

        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        560         $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
        420         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 7% withdrawal charge.
       $980

Under the same scenario, the withdrawal charge on a contract with a five-year withdrawal charge schedule would be calculated:

Withdrawal Charge   Explanation

        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        320 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and

        360         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 6% withdrawal charge.
       $680

--------------------------------------------------------------------------------
33   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Waiver of withdrawal charges

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period;* and

o    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account;


o plus any purchase payment credits allocated to the GPAs and one-year fixed account;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;


o    minus any prorated portion of the GMIB - MAV (if applicable);

o    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);


o    minus any prorated portion of the PCR fee (if applicable);

o    minus any prorated  portion of the Benefit  Protector fee (if  applicable);
     and

o    minus  any  prorated  portion  of  the  Benefit   Protector  Plus  fee  (if
     applicable).



--------------------------------------------------------------------------------
34   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, withdrawal charge, or fee for any optional contract riders (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the GMIB - MAV fee (if applicable);


o    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

o    a prorated portion of the PCR fee (if applicable);

o    a prorated portion of the Benefit Protector fee (if applicable); and/or

o    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.


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35   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...           ---->     May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfer. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

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36   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account of a different duration and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.


You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify, subject to the 30% limitation rule (see "Transfer policies"). Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may modify or suspend transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.



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37   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;


o    requiring transfer requests to be submitted by U.S. Mail;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.



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38   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to:


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals


Your sales representative can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.*


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 By phone

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.*


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


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39   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Withdrawals


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges, MAV death benefit or EDB charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your GPAs, the one-year fixed account and/or the subaccounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each GPA, the one-year fixed account and subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Withdrawal Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")



--------------------------------------------------------------------------------
40   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the GMIB and Benefit Protector Plus Death Benefit riders will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

Benefits in Case of Death

There are three death benefit options under your contract:

o    Return of Purchase Payments death benefit (ROP);

o    Maximum Anniversary Value death benefit (MAV); and

o    Enhanced Death Benefit (EDB).


If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a GMIB, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     Adjusted partial withdrawals for the ROP or MAV death benefit = PW x DB
                                                                     --------
                                                                        CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

o On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:
     Contract value at death:                                                    $23,000.00
                                                                                 ==========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $25,000.00
        minus adjusted partial withdrawals calculated as:

         1,500 x 25,000  =                                                        -1,704.55
         --------------                                                            --------
             22,000

         for a death benefit of:                                                 $23,295.45
                                                                                 ==========

     ROP death benefit, calculated as the greatest of these two values:          $23,295.45

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41   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add a GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:
         Contract value at death:                                                     $ 20,500.00
                                                                                      ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                $ 20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $20,000
              ---------------- =                                                        -1,363.64
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 18,636.36
                                                                                      ===========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                  $ 24,000.00
              plus purchase payments made since that anniversary:                           +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000
              ---------------- =                                                        -1,636.36
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 22,363.64
                                                                                      ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                  $ 22,363.64

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42   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.


If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 5%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% rising floor adjusted transfers or partial withdrawals  =  PWT x VAF
                                                                 ---------
                                                                     SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example

o You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:

       Contract value at death:                                   $22,800.00
                                                                  ==========
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                $25,000.00
          minus adjusted partial withdrawals, calculated as:

          $1,500 x $25,000  =                                      -1,543.21
          ---------------                                         ----------
             $24,300

          for a return of purchase payments death benefit of:     $23,456.79
                                                                  ==========

--------------------------------------------------------------------------------
43   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
       The MAV on the immediately preceding anniversary:                    $25,000.00
       plus purchase payments made since that anniversary:                       +0.00
       minus adjusted partial withdrawals made since that
       anniversary, calculated as:

       $1,500 X $25,000
       ----------------  =                                                   -1,543.21
           $24,300                                                         -----------

       for a MAV death benefit of:                                          $23,456.79
                                                                           ===========

   The 5% rising floor:
       The variable account floor on Jan. 1, 2003,
       calculated as: 1.05 x $20,000 =                                      $21,000.00
       plus amounts allocated to the subaccounts since that anniversary:         +0.00
       minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:

       $1,500 X $21,000
       ----------------  =                                                  -$1,657.89
           $19,000                                                         -----------

       variable account floor benefit:                                      $19,342.11
       plus the one-year fixed account value:                                +5,300.00
       5% rising floor (value of the GPAs, one-year fixed account
       and the variable account floor):                                     $24,642.11
                                                                           ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                              $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.



--------------------------------------------------------------------------------
44   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2 . If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2 , the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2 , we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

o    you must hold the GMIB for 7 years,

o    the  GMIB  rider   terminates*  on  the  contract   anniversary  after  the
     annuitant's 86th birthday,

o you can only exercise the GMIB within 30 days after a contract anniversary, and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. The PCR rider is not available with either GMIB rider. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.



--------------------------------------------------------------------------------
45   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You may select one of the following GMIB rider options:

o    GMIB - Maximum Anniversary Value (MAV); or

o    GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB benefit base:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT x CVG
    ----------
        ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

Exercising the GMIB - MAV:

o you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

--------------------------------------------------------------------------------
46   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

Terminating the GMIB - MAV:

o You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

o You may terminate the GMIB - MAV any time after the seventh rider anniversary.

o    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments          MAV            benefit base
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.



--------------------------------------------------------------------------------
47   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                    Minimum Guaranteed Monthly Income
Contract                                                                  Plan A -            Plan B -        Plan D - joint and
anniversary                   GMIB                                     life annuity --    life annuity with   last survivor life
at exercise               benefit base                                    no refund       ten years certain  annuity -- no refund
 10                        $152,000 (MAV)                                 $  785.84          $  766.08              $627.76
 15                         215,000 (Contract Value = MAV)                 1,272.80           1,212.60               984.70

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                Plan A -            Plan B -       Plan D - joint and
anniversary                                                          life annuity --    life annuity with  last survivor life
at exercise               Contract value                                no refund       ten years certain  annuity -- no refund
 10                         $126,000                                     $  580.86           $  565.74              $454.86
 15                          215,000                                      1,150.25            1,098.65               872.96


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

GMIB - 6% Rising Floor

GMIB benefit base:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 6%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

o    subtract each payment adjusted for market value from the contract value.

o subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.



--------------------------------------------------------------------------------
48   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

      PMT x CVG
      ---------
         ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT x (1.06)(to the power of CY)

      CY = the full number of contract years the payment has been in the contract.


Exercising the GMIB - 6% Rising Floor:

o you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.



--------------------------------------------------------------------------------
49   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Terminating the GMIB - 6% Rising Floor:

o You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

o You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

o    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments    6% rising floor      benefit base
  1                                                 $107,000             $100,000            $106,000
  2                                                  125,000              100,000             112,360
  3                                                  132,000              100,000             119,102
  4                                                  150,000              100,000             126,248
  5                                                   85,000              100,000             133,823
  6                                                  120,000              100,000             141,852
  7                                                  138,000              100,000             150,363             $150,363
  8                                                  152,000              100,000             159,388              159,388
  9                                                  139,000              100,000             168,948              168,948
 10                                                  126,000              100,000             179,085              179,085
 11                                                  138,000              100,000             189,830              189,830
 12                                                  147,000              100,000             201,220              201,220
 13                                                  215,000              100,000             213,293              215,000
 14                                                  234,000              100,000             226,090              234,000
 15                                                  240,000              100,000             239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                           Minimum Guaranteed Monthly Income
Contract                                                                  Plan A -            Plan B -        Plan D - joint and
anniversary                   GMIB                                     life annuity --    life annuity with   last survivor life
at exercise               benefit base                                    no refund       ten years certain  annuity -- no refund
 10                        $179,085 (6% Rising Floor)                     $  875.73          $  852.44           $  693.06
 15                         240,000 (Contract Value)                       1,351.20           1,291.20            1,036.80

--------------------------------------------------------------------------------
50   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                  Plan A -            Plan B -       Plan D - joint and
anniversary                                          Contract          life annuity --    life annuity with  last survivor life
at exercise                                            value              no refund      ten years certain   annuity -- no refund
 10                                                 $126,000               $  580.86           $  565.74              $454.86
 15                                                  240,000                1,284.00            1,226.40               974.40


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

Investment selection under the PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   Target value adjusted partial withdrawals  =  PW x TV
                                                 -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

--------------------------------------------------------------------------------
51   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Exercising the PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

   5% x (PP - PCRPW - PP5)

     PP   =    total purchase payments and purchase payment credits.


  PCRPW   =    PCR  adjusted  partial  withdrawals.  The  PCR  adjusted  partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix.


     PP5  =    purchase payments and purchase payment credits made in the prior five years.


     We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the GPAs, the one-year fixed account and subaccounts according to your current asset allocation.


Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR

o You may terminate the PCR within 30 days following the first rider anniversary.

o You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

o    The PCR will terminate on the date:

     -- you make a full withdrawal from the contract,

     -- that a death benefit is payable, or

     -- you choose to begin taking annuity payouts.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

o    There are no additional purchase payments and no partial withdrawals

o    On Jan. 1, 2013, the contract value is $200,000

o We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

o On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

o If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.

--------------------------------------------------------------------------------
52   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not

         previously withdrawn):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                           $110,000

     plus the Benefit Protector benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

--------------------------------------------------------------------------------
53   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):         $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                       ---------
     Total death benefit of:                                           $  58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                               $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                     $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 304,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                               $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)
         0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                       ---------
     Total death benefit of:                                           $ 308,000

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."



--------------------------------------------------------------------------------
54   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              Percentage if you and the annuitant are           Percentage if you or the annuitant are
Contract year                 under age 70 on the rider effective date          70 or older on the rider effective date
One and Two                                0%                                                   0%

Three and Four                            10%                                                3.75%

Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o    the applicable death benefit PLUS

                              If you and the annuitant are under                If you or the annuitant are age 70
Contract year                 age 70 on the rider effective date, add...        or older on the rider effective date, add...
One                           Zero                                              Zero

Two                           40% X earnings at death (see above)               15% X earnings at death

Three and Four                40% X (earnings at death + 25%                    15% X (earnings at death + 25%
                              of initial purchase payment*)                     of initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of                 15% X (earnings at death + 50% of
                              initial purchase payment*)                        initial purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector Plus

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (contract value):                                    $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                            +4,000
                                                                                ---------
      Total death benefit of:                                                   $ 114,000

--------------------------------------------------------------------------------
55   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

         MAV death benefit (MAV):                                               $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                            +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                          +10,000
                                                                                ---------
      Total death benefit of:                                                   $ 124,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):               $ 57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                              +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 X $55,000 =                      +5,500
                                                                                 --------
      Total death benefit of:                                                    $ 64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

         MAV death benefit (contract value):                                    $ 200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $ 249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 315,500

--------------------------------------------------------------------------------
56   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

         MAV death benefit (contract value):                                    $ 250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                           +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                           +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.



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57   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


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58   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Withdrawals: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.




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59   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withdrawals: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.


Purchase payment credits and PCR credits: These are considered earnings and are taxed accordingly when withdrawn or paid out.


Special considerations if you select either the MAV death benefit, EDB, GMIB, Benefit Protector or Benefit Protector Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

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60   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


American Enterprise Life's tax status: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



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61   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.




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62   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                         Six months ended
                                    June 30, 2003   June 30, 2002
(thousands)                          (unaudited)     (unaudited)      2002        2001        2000        1999         1998
Net investment income              $  178,529      $  139,850    $  292,067   $  271,718  $  299,759  $  322,746   $  340,219
Net gain (loss) on investments         25,257          (3,560)            3      (89,920)        469       6,565       (4,788)
Other                                   9,549           9,701        18,906       16,245      12,248       8,338        7,662
Total revenues                     $  213,335      $  145,991    $  310,976   $  198,043  $  312,476  $  337,649   $  343,093
Income (loss) before income taxes      26,144         (17,022)   $  (52,177)  $  (63,936) $   38,452  $   50,662   $   36,421
Net income (loss)                      16,999         (11,145)   $  (33,690)  $  (41,728) $   24,365  $   33,987   $   22,026
Total assets                       $8,528,677      $8,026,730    $8,026,730   $5,275,681  $4,652,221  $4,603,343   $4,885,621
                                   ----------      ----------    ----------   ----------  ----------  ----------   ----------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Six Months Ended June 30, 2003 Compared to Six Months Ended June 30, 2002:


Net income was $17 million for the six months ended June 30, 2003, compared to a net loss of $11 million for the six months ended June 30, 2002. The increase in net income primarily reflects increased investment income due to higher investment levels and increased net realized gains partially offset by increased interest credited on annuity contracts and the impact of lower average investment yields.

Premiums and investment contract deposits totaled $1.4 billion for the six months ended June 30, 2003, compared to $651 million for the six months ended June 30, 2002. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the Company's variable annuities.

Contractholder charges increased 31% to $3.8 million for the six months ended June 30, 2003, compared with $2.9 million for the six months ended June 30, 2002, due primarily to an increase in variable annuity contract surrender charges.

Mortality and expense risk fees decreased 15% to $5.8 million for the six months ended June 30, 2003 compared with $6.8 million for the six months ended June 30, 2002.

Net investment income increased to $179 million for the six months ended June 30, 2003 compared with $140 million for the same period last year. This increase was primarily due to higher average fixed maturity security portfolio balances in 2003 partially offset by the impact of lower average yields.

Net realized gain on investments was $25 million for the six months ended June 30, 2003 compared to a net loss of $4 million for the six months ended June 30, 2002. For the six month period ended June 30, 2003, $45 million of total investment gains were partially offset by $20 million of impairments and losses. Included in these total investment gains and losses are $45 million of gross realized gains and $9 million of gross realized losses from sales of securities, as well as $9 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the six month period ended June 30, 2002, $12 million of total investment gains were more than offset by ($16 million) of impairments and losses. Included in these total investment gains and losses are $12 million of gross realized gains and ($5 million) of gross realized losses from sales of securities, as well as ($8 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale.

Total benefits and expenses were $187 million, an increase of 15% from the six months ended June 30, 2002. This increase reflects higher interest credited on investment contracts and universal life-type insurance, which increased 28% to $126 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to the relatively low interest rate environment.

Other insurance and operating expenses declined $11 million or 25%. The decrease reflects comparatively more favorable market value adjustments on interest rate swaps during 2003.

Amortization of deferred policy acquisition costs (DAC) increased to $28 million for the six months ended June 30, 2003, compared to $21 million for the six months ended June 30, 2002. The expense growth was primarily due to third quarter 2002 changes in assumed customer asset value growth rates.




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63   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Six Months Ended June 30, 2002 Compared to Six Months Ended June 30, 2001:


Consolidated net loss was $11 million for the six months ended June 30, 2002, compared to $46 million in 2001. Loss before income taxes totaled $17 million in the first six months of 2002, compared with $71 million in the first six months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first six months of 2001.

Premiums received totaled $651 million for the six months ended June 30, 2002, compared to $433 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges decreased 5% to $2.9 million for the six months ended June 30, 2002, compared with $3.1 million a year ago, due primarily to a decline in fixed annuity surrenders and lapses.

Mortality, expense risk and other fees increased to $6.8 million for the six months ended June 30, 2002 compared with $4.7 million a year ago. This was primarily due to an increase in average separate account assets outstanding. We received a mortality and expense risk fee from the separate accounts.

Net investment income increased to $140 million for the six months ended June 30, 2002 compared with $133 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio rates.

Net realized loss on investments was $3.6 million for the six months ended June 30, 2002 compared to a net realized loss of $85 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $163 million, an increase of 28% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 10% to $99 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, reflected in the increase in Other insurance and operating expenses. We entered into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins.

Amortization of deferred policy acquisition costs (DACs) decreased to $21 million for the six months ended June 30, 2002, compared to $23 million a year ago. The decline was due primarily to improved persistency of fixed deferred annuity business.


2002 Compared to 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.


Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.


Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.



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64   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).


Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

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65   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

2001 Compared to 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.


Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.


Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.


Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.


Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.


Other operating expenses increased slightly to approximately $36 million in 2001.

Impact of Market Volatility on Results of Operations

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

Certain Critical Accounting Policies

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

Investments

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value
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66   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Risk Management


The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.


We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

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67   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.


The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.


Liquidity and Capital Resources

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.


At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.


At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

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68   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
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The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

Forward-Looking Statements

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.




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69   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Financial Statements

Consolidated Balance Sheets
                                                                                                       June 30,    December 31,
June 30, 2003                                                                                            2003          2002
(In thousands, except par value and share amounts)                                                    (Unaudited)
Assets
Investments:
   Fixed maturity Available-for-Sale securities, at fair value
     (amortized cost: 2003, $6,450,062; 2002, $5,105,431)                                             $6,695,661   $5,288,855
   Mortgage loans on real estate (less reserves: 2003, $7,927; 2002, $6,082)                             548,558      587,535
   Other investments                                                                                       5,370        2,381
                                                                                                           -----        -----
      Total investments                                                                                7,249,589    5,878,771
Cash and cash equivalents                                                                                 84,468    1,118,692
Amounts due from brokers                                                                                     574        2,775
Accrued investment income                                                                                 62,400       53,673
Deferred policy acquisition costs                                                                        312,936      260,577
Other assets                                                                                              18,934       17,471
Separate account assets                                                                                  799,776      694,771
                                                                                                         -------      -------
      Total assets                                                                                    $8,528,677   $8,026,730
                                                                                                      ==========   ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits for fixed annuities and universal life-type insurance                       $6,598,893   $5,411,954
   Policy claims and other policyholders' funds                                                           20,950        9,050
   Amounts due to brokers                                                                                116,228      985,081
   Deferred income taxes                                                                                  49,017       17,608
   Other liabilities                                                                                      62,868       82,453
   Separate account liabilities                                                                          799,776      694,771
                                                                                                         -------      -------
   Total liabilities                                                                                   7,647,732    7,200,917
                                                                                                       ---------    ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000 shares
     issued and outstanding                                                                                3,000        3,000
   Additional paid-in capital                                                                            591,872      591,872
   Retained earnings                                                                                     156,915      139,916
   Other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                    140,175      104,259
      Net unrealized derivative losses                                                                   (11,017)     (13,234)
                                                                                                         -------      -------
      Accumulated other comprehensive income                                                             129,158       91,025
                                                                                                         -------       ------
   Total stockholder's equity                                                                            880,945      825,813
                                                                                                         -------      -------
Total liabilities and stockholder's equity                                                            $8,528,677   $8,026,730
                                                                                                      ==========   ==========

See accompanying notes to consolidated financial statements.


--------------------------------------------------------------------------------
70   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Operations
(unaudited)
Six months ended June 30, (In thousands)                                                                    2003         2002
Revenues
Contractholder charges                                                                                  $  3,786     $  2,888
Mortality and expense risk fees                                                                            5,763        6,813
Net investment income                                                                                    178,529      139,850
Net realized gain (loss) on investments                                                                   25,257       (3,560)
                                                                                                          ------       ------
   Total revenues                                                                                        213,335      145,991
                                                                                                         -------      -------
Benefits and expenses
Interest credited on investment contracts and universal life-type insurance                              126,434       98,995
Amortization of deferred policy acquisition costs                                                         28,305       20,706
Other insurance and operating expenses                                                                    32,452       43,312
                                                                                                          ------       ------
   Total benefits and expenses                                                                           187,191      163,013
                                                                                                         -------      -------
Income (loss) before income tax expense (benefit)                                                         26,144      (17,022)
Income tax expense (benefit)                                                                               9,145       (5,877)
                                                                                                           -----       ------
Net income (loss)                                                                                       $ 16,999     $(11,145)
                                                                                                        ========     ========

See accompanying notes to consolidated financial statements.



--------------------------------------------------------------------------------
71   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
(unaudited)
Six months ended June 30, (In thousands)                                                                  2003           2002
Cash flows from operating activities
Net income (loss)                                                                                  $    16,999    $   (11,145)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Change in accrued investment income                                                                  (8,727)        (2,716)
   Change in other assets                                                                               (1,463)         8,527
   Change in deferred policy acquisition costs, net                                                    (59,286)       (21,184)
   Change in policy claims and other policyholders' funds                                               11,900         10,390
   Deferred income taxes                                                                                10,878        (13,727)
   Change in other liabilities                                                                         (19,585)        (8,762)
   Amortization of premium, net                                                                         10,590            127
   Net realized (gain) loss on investments                                                             (25,257)         3,560
   Other                                                                                                 3,501          5,771
                                                                                                         -----          -----
       Net cash used in operating activities                                                           (60,450)       (29,159)
                                                                                                       -------        -------
Cash flows from investing activities
Fixed maturity Available-for-Sale securities:
   Sales                                                                                             1,539,712        470,898
   Maturities, sinking fund payments and calls                                                         454,320        242,841
   Purchases                                                                                        (3,322,928)    (1,163,750)
Other investments:
   Sales                                                                                                41,268         36,147
   Purchases                                                                                            (6,433)        (2,691)
   Change in amounts due to and from brokers, net                                                     (866,652)        18,828
                                                                                                      --------         ------
      Net cash used in investing activities                                                         (2,160,713)      (397,727)
                                                                                                    ----------       --------
Cash flows from financing activities
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                           1,387,425        593,172
   Interest credited to account balances                                                               126,434         98,995
   Surrenders and death benefits                                                                      (326,920)      (287,734)
                                                                                                      --------       --------
      Net cash provided by financing activities                                                      1,186,939        404,433
                                                                                                     ---------        -------
Net decrease in cash and cash equivalents                                                           (1,034,224)       (22,453)
Cash and cash equivalents at beginning of period                                                     1,118,692        260,214
                                                                                                     ---------        -------
Cash and cash equivalents at end of period                                                         $    84,468    $   237,761
                                                                                                   ===========    ===========

See accompanying notes to consolidated financial statements.


--------------------------------------------------------------------------------
72   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(unaudited)

1. BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of American Enterprise Life Insurance Company (the Company) for the year ended December 31, 2002. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The interim financial information in this report has not been audited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial position and the consolidated results of operations for the interim periods have been made. All adjustments made were of a normal, recurring nature. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Recently Issued Accounting Standards

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs are effective at inception for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The adoption of FIN 46 is not expected to have a material impact on the Company's financial statements. However, the Company continues to evaluate all relationships and interests in entities that may be considered VIEs as detailed interpretations of FIN 46 continue to emerge.

In April 2003, the FASB issued Statement of Financial Accounting Standards Board
(SFAS) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. The Statement is effective for contracts entered into or modified and hedging relationships designated after June 30, 2003, and to certain preexisting contracts. The adoption of this Statement is not expected to have a material impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The Company is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits (GMDBs) included within the variable annuity contracts offered by the Company. SOP 03-1 is required to be adopted on January 1, 2004.

2. INVESTMENT SECURITIES

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $4 million and $5 million for the three months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($1 million) and ($0.3 million) for the three months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($3 million) and ($8 million) for the three months ended June 30, 2003 and 2002, respectively.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $45 million and $12 million for the six months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($9 million) and ($5 million) for the six months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($9 million) and ($8 million) for the six months ended June 30, 2003 and 2002, respectively.

3. COMPREHENSIVE INCOME

Comprehensive income is defined as the aggregate change in stockholders' equity, excluding changes in ownership interests. It is the sum of net income and changes in unrealized gains or losses on Available-for-Sale securities, net of related tax and applicable deferred policy acquisition costs, and unrealized gains or losses on derivatives, net of related tax.

Total comprehensive income was $41 million and $45 million for the three months ended June 30, 2003 and 2002, respectively. Total comprehensive income was $55 million and $21 million for the six months ended June 30, 2003 and 2002, respectively. The difference between net income and total comprehensive income for these periods is primarily the result of the change in net unrealized gains on Available-for-Sale securities.

4. TAXES AND INTEREST

Cash paid for income taxes totaled $14 million and $24 million for the six months ended June 30, 2003 and 2002, respectively. Cash paid for interest on borrowings was $5 thousand and $0 for the six months ended June 30, 2003 and 2002, respectively.


--------------------------------------------------------------------------------
73   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at June 30, 2003 aggregated $20 million.

The maximum amount of life insurance risk retained by the Company is $750,000 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, a cost is incurred by the issuer of the policy. Current accounting literature does not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, the Company currently does not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. At present, the amount paid in excess of contract value is expensed when payable. Amounts expensed for the six months ended June 30, 2003 and 2002, were $2 million and $1 million, respectively. The Company also issues certain variable annuity contracts that contain a guaranteed minimum income benefit
(GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, the Company has not expensed any amount related to GMIBs. As discussed in Note 1, SOP 03-1, which was issued by the AICPA in July 2003 with a required adoption date of January 1, 2004, will require reserves related to GMDBs. The impact of that requirement, as well as other provisions of SOP 03-1, is being evaluated.

The Company's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 3% to 4.5%. To the extent the yield on the Company's invested asset portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.




--------------------------------------------------------------------------------
74   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

Table of Contents of the Statement of Additional Information


Performance Information                                  p.  3

Calculating Annuity Payouts                              p. 22

Rating Agencies                                          p. 23

Principal Underwriter                                    p. 23

Independent Auditors                                     p. 23

Condensed Financial Information (Unaudited)              p. 24


Financial Statements



--------------------------------------------------------------------------------
89  AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Appendix: Performance Credit Rider Adjusted Partial Withdrawal

STEP ONE:

For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):


RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA adjusted partial withdrawals  =  PW x RP
                                        -------
                                          CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.

Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

o On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

o On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

o    Contract values before any partial withdrawals are shown below.

o    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

o On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

Date                          Total purchase payments    Contract value
Jan. 1, 2003                        $100,000               $100,000
Jan. 1, 2004                         100,000                110,000
Jan. 1, 2005                         100,000                115,000
Jan. 1, 2006                         100,000                120,000
Jan. 1, 2007                         100,000                115,000
Jan. 1, 2008                         100,000                120,000
(shaded portion starts here)
Jan. 1, 2009                         200,000                225,000
Jan. 1, 2010                         200,000                230,000
Jan. 1, 2011                         200,000                235,000
Jan. 1, 2012                         200,000                230,000
Jan. 1, 2013                         200,000                235,000

--------------------------------------------------------------------------------
90  AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For the first partial withdrawal on Jan. 1, 2006:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                        ------------------  =  $8,333
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                        ------------------  =  $8,156
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000     $100,000
                                                                        ------------------  X  --------  =  $8,156
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844        $91,844
                                                                        -----------------  X  -------------  =  $1,873
      AND the five-year exclusion period minus the EPA                       $235,000           $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

--------------------------------------------------------------------------------
91  AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437


                                                                 45273 F (11/03)

Prospectus


Nov. 6, 2003


Evergreen

Essential(SM) Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:     American Enterprise Life Insurance Company
               (American Enterprise Life)
               829 AXP Financial Center
               Minneapolis, MN 55474
               Telephone: (800) 333-3437
               American Enterprise Variable Annuity Account/American  Enterprise
               MVA Account

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds, Series II Shares

o    Evergreen Variable Annuity Trust - Class 2

o    Fidelity(R) Variable Insurance Products Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    Oppenheimer Variable Account Funds - Service Shares

o    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.


For applications signed on or after Nov. 6, 2003, contracts with a seven-year withdrawal charge schedule provide for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances.(1) Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.


--------------------------------------------------------------------------------
1   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Table of Contents

Key Terms                                                                   3


The Contract in Brief                                                       4

Expense Summary                                                             7

Condensed Financial Information (Unaudited)                                11

Financial Statements                                                       16

Performance Information                                                    16

The Variable Account and the Funds                                         17

Guarantee Period Accounts (GPAs)                                           20

The One-Year Fixed Account                                                 23

Buying Your Contract                                                       23

Charges                                                                    26

Valuing Your Investment                                                    31

Making the Most of Your Contract                                           33

Withdrawals                                                                37

TSA -- Special Withdrawal Provisions                                       37

Changing Ownership                                                         37

Benefits in Case of Death                                                  38

Optional Benefits                                                          42

The Annuity Payout Period                                                  54

Taxes                                                                      56

Voting Rights                                                              58

Substitution of Investments                                                58

About the Service Providers                                                59

Additional Information About American Enterprise Life                      60

Additional Information                                                     66

Experts                                                                    66

American Enterprise Life Insurance Company  Financial Information          67

Table of Contents of the Statement of Additional Information               86

Appendix: Performance Credit Rider  Adjusted Partial Withdrawal            87


--------------------------------------------------------------------------------
2   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

American Enterprise Life: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.


Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods of time declared by us. These guaranteed rates and periods of time may vary by state. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to the contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
3   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate. (p. 20 and p. 23)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have time limitations for making additional payments.
(p. 23)


Minimum initial purchase payments

   If paying by Systematic Investment Plan:

          $50 initial payment.

          $50 for additional payments.

   If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total purchase payments* (without prior approval):

          $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


For contracts issued in Alabama and Maryland purchase payments are limited and you may not make purchase payments after the first contract anniversary.

--------------------------------------------------------------------------------
4   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or the one-year fixed account is equal to the minimum interest rate stated in the contract. (p.
34)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 38)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 42)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 54)

Taxes: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 61)


--------------------------------------------------------------------------------
5   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Charges: We assess certain charges in connection with your contract (p. 26):

o    $40 annual contract administrative charge(1);

o if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

o if you select the Guaranteed Minimum Income Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);

o if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

o if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

o if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);


o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments);

o    the operating expenses of the funds in which the subaccounts invest; and

o the total variable account expenses (if you make allocations to one or more subaccounts):


                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
Return of Purchase Payments death benefit (ROP)                0.85%                     0.15%                      1.00%
Maximum Anniversary Value death benefit (MAV)(4),(5)           1.05                      0.15                       1.20
Enhanced Death Benefit (EDB)(4),                               1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(4),(5),                                      1.30                      0.15                       1.45
EDB(4)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule(6)
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(4),(5)                                       1.35                      0.15                       1.50
EDB(4)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(4),(5)                                       1.60                      0.15                       1.75
EDB(4)                                                         1.70                      0.15                       1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.

(6) The five-year withdrawal charge schedule may not be available in all states.


--------------------------------------------------------------------------------
6   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or make a withdrawal from the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal charge

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        Seven-year schedule                                             Five-year schedule
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans").

                                      Assumed investment rate
Seven-year schedule                3.50%                       5.00%
Qualified discount rate            4.86%                       6.36%
Nonqualified discount rate         5.11                        6.61

                                      Assumed investment rate
Five-year schedule                 3.50%                       5.00%
Qualified discount rate            5.16%                       6.66%
Nonqualified discount rate         5.41                        6.91


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

PERIODIC EXPENSES

Annual contract administrative charge                                                                                    $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GMIB - MAV                                                                                                               0.55%*

GMIB - 6% Rising Floor                                                                                                   0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PCR fee                                                                                                                  0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector fee                                                                                                    0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector Plus  fee                                                                                              0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

* This fee applies only if you elect this optional feature.

--------------------------------------------------------------------------------
7   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)


You can choose a death benefit guarantee, qualified or nonqualified contract and the length of your contract's withdrawal charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
ROP death benefit                                              0.85%                     0.15%                      1.00%
MAV death benefit(1),(2)                                       1.05                      0.15                       1.20
EDB(1)                                                         1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(1),(2)                                       1.30                      0.15                       1.45
EDB(1)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(1),(2)                                       1.35                      0.15                       1.50
EDB(1)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(1),(2)                                       1.60                      0.15                       1.75
EDB(1)                                                         1.70                      0.15                       1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                          Minimum                       Maximum
Total expenses before contractual fee waivers and/or expense reimbursements                .70%                          1.64%


Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    Gross total
                                                                           Management       12b-1       Other         annual
                                                                              fees          fees      expenses       expenses
AXP(R) Variable Portfolio -
   Cash Management Fund                                                      .51%            .13%        .06%          .70%(1)
   Diversified Bond Fund                                                     .60             .13         .08           .81(1)
   (previously AXP(R) Variable Portfolio - Bond Fund)
   Diversified Equity Income Fund                                            .53             .13         .10           .76(1)
   New Dimensions Fund(R)                                                    .62             .13         .07           .82(1)
   Partners Small Cap Value Fund                                             .99             .13         .43          1.55(1)


--------------------------------------------------------------------------------
8   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    Gross total
                                                                           Management       12b-1       Other         annual
                                                                              fees          fees      expenses       expenses
AIM V.I.
   Basic Value Fund, Series II Shares                                        .73%            .25%        .43%         1.41%(2)
Evergreen VA
   Blue Chip Fund - Class 2                                                  .61             .25         .61          1.47(3)
   Capital Growth Fund - Class 2                                             .80             .25         .22          1.27(3)
   Core Bond Fund - Class 2                                                  .32             .25         .33           .90(3)
   Equity Index Fund - Class 2                                               .32             .25         .35           .92(3)
   Foundation Fund - Class 2                                                 .75             .25         .16          1.16(3)
   Global Leaders Fund - Class 2                                             .87             .25         .31          1.43(3)
   Growth Fund - Class 2                                                     .70             .25         .45          1.40(3)
   High Income Fund - Class 2                                                .70             .25         .60          1.55(3)
   International Equity Fund - Class 2                                       .66             .25         .73          1.64(3)
   (previously Evergreen VA International Growth Fund - Class 2)
   Masters Fund - Class 2                                                    .87             .25         .31          1.43(3)
   Omega Fund - Class 2                                                      .52             .25         .18           .95(3)
   Special Values Fund - Class 2                                             .87             .25         .26          1.38(3)
   (previously Evergreen VA Small Cap Value Fund - Class 2)
   Strategic Income Fund - Class 2                                           .50             .25         .29          1.04(3)
Fidelity(R) VIP
   Mid Cap Portfolio Service Class 2                                         .58             .25         .12           .95(4)
FTVIPT
   Mutual Shares Securities Fund - Class 2                                   .60             .25         .21          1.06(5),(6)
Oppenheimer Variable Account Funds
   Main Street Small Cap Fund/VA, Service Shares                             .75             .25         .22          1.22(7)
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares                     .77             .25         .22          1.24(4)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(3) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2 and 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(6) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.


(7) Actual expenses may have been lower for calendar year 2002 due to lower 12b-1 fees prior to May 1, 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the manager's discretion.


--------------------------------------------------------------------------------
9   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, GMIB - 6% Rising Floor and Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not withdraw your contract
                                                 If you withdraw your contract          or if you select an annuity payout plan
                                           at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,239.83  $2,027.44  $2,825.76  $4,519.30   $439.83  $1,327.44  $2,225.76  $4,519.30
Five-year withdrawal charge schedule        1,270.58   2,015.89   2,566.77   4,768.57    470.58   1,415.89   2,366.77   4,768.57

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,214.20  $1,953.30  $2,706.86  $4,305.66   $414.20  $1,253.30  $2,106.86  $4,305.66
Five-year withdrawal charge schedule        1,244.95   1,942.22   2,449.39   4,561.38    444.95   1,342.22   2,249.39   4,561.38


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                         If you do not withdraw your contract
                                                 If you withdraw your contract          or if you select an annuity payout plan
                                           at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,005.10  $1,333.63  $1,687.81  $2,345.75   $205.10    $633.63  $1,087.81  $2,345.75
Five-year withdrawal charge schedule        1,035.85   1,326.41   1,443.23   2,659.56    235.85     726.41   1,243.23   2,659.56

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,075.83  $1,546.17  $2,042.37  $3,053.83   $275.83    $846.17  $1,442.37  $3,053.83
Five-year withdrawal charge schedule        1,010.23   1,249.13   1,313.85   2,398.70    210.23     649.13   1,113.85   2,398.70

* In these examples, the $40 contract administrative charge is approximated as a .051% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


--------------------------------------------------------------------------------
10   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund*) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.06    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.06    $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                697      554     53
*The 7-day yield for AXP Variable Portfolio - Cash Management as of Dec. 31, 2002 was
(0.22%).
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (5/21/2002) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 63       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UDEI1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 26       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UNDM1 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.76    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.59    $0.76  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                 95       20     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount USVA1 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UABA1 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.76       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                113       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEBC1 (Investing in shares of Evergreen VA Blue Chip Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 12       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UECG1 (Investing in shares of Evergreen VA Capital Growth Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 38       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UECB1 (Investing in shares of Evergreen VA Core Bond Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                241       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEEI1 (Investing in shares of Evergreen VA Equity Index Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 34       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEFF1 (Investing in shares of Evergreen VA Foundation Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.00       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 10       --     --
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
11   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEGO1 (Investing in shares of Evergreen VA Global Leaders Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.92       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 12       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEGR1 (Investing in shares of Evergreen VA Growth Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.99       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  8       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEHI1 (Investing in shares of Evergreen VA High Income Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 95       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEIG1 (Investing in shares of Evergreen VA International Equity Fund
- Class 2) (7/31/2002) (previously Evergreen VA International Growth Fund -
Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 31       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEMA1 (Investing in shares of Evergreen VA Masters Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  7       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEOE1 (Investing in shares of Evergreen VA Omega Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 86       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UESM1 (Investing in shares of Evergreen VA Special Values Fund - Class 2)
(7/31/2002) (previously Evergreen VA Small Cap Value Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 75       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UEST1 (Investing in shares of Evergreen VA Strategic Income Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.08       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UFMC1 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 94       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UMSS1 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $1.16    $1.09  $1.00
Accumulation unit value at end of period                                                             $1.01    $1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                753       61     21
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UOSM1 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount UIGR1 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
Subaccount SCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (2/11/2000)
Accumulation unit value at beginning of period                                                       $1.05    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             12,876   11,399 11,511
-----------------------------------------------------------------------------------------------------------------------------
Subaccount SBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (2/11/2000) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.09    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.14    $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                894    1,363    688
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WABA8 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEBC8 (Investing in shares of Evergreen VA Blue Chip Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WECG8 (Investing in shares of Evergreen VA Capital Growth Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WECB8 (Investing in shares of Evergreen VA Core Bond Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEEI8 (Investing in shares of Evergreen VA Equity Index Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEFF8 (Investing in shares of Evergreen VA Foundation Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.00       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEGO8 (Investing in shares of Evergreen VA Global Leaders Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.92       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEGR8 (Investing in shares of Evergreen VA Growth Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEHI8 (Investing in shares of Evergreen VA High Income Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.03       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEIG8 (Investing in shares of Evergreen VA International Equity Fund
- Class 2) (7/31/2002) (previously Evergreen VA International Growth Fund -
Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEMA8 (Investing in shares of Evergreen VA Masters Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
13   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEOE8 (Investing in shares of Evergreen VA Omega Fund - Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WESM8 (Investing in shares of Evergreen VA Special Values Fund - Class 2)
(7/31/2002) (previously Evergreen VA Small Cap Value Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  2       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WEST8 (Investing in shares of Evergreen VA Strategic Income Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.08       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WOSM8 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 13       --     --
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI2 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (3/3/2000)
Accumulation unit value at beginning of period                                                       $1.08    $1.08  $1.00
Accumulation unit value at end of period                                                             $0.86    $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 36       34      3
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM2 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.54    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                363      701    483
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WSVA2 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC2 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/1/2001)
Accumulation unit value at beginning of period                                                       $1.06    $1.00     --
Accumulation unit value at end of period                                                             $0.94    $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                 42        8     --
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS2 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $1.17    $1.11  $1.00
Accumulation unit value at end of period                                                             $1.02    $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                123       41      3
-----------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR2 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.59    $0.75  $1.00
Accumulation unit value at end of period                                                             $0.47    $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                666      730    499
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o    contract administrative charge,

o    variable account administrative charge,

o    applicable mortality and expense risk fee,


o    MAV death benefit fee,

o    GMIB - 6% Rising Floor,


o    PCR fee,

o    Benefit Protector Plus fee, and

o withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the EDB, GMIB - MAV, PCR and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
16   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-------------------------------- ------------------------------------------ -----------------------------------------
Investing In                     Investment Objectives and Policies         Investment Advisor
-------------------------------- ------------------------------------------ -----------------------------------------
AXP(R) Variable Portfolio -      Objective: maximum current income          IDS Life, adviser; American Express
Cash Management Fund             consistent with liquidity and stability    Financial Corporation (AEFC),
                                 of principal. Invests primarily in money   subadviser.
                                 market securities.
-------------------------------- ------------------------------------------ -----------------------------------------
AXP(R) Variable Portfolio -      Objective: high level of current income    IDS Life, adviser; AEFC, subadviser.
Diversified Bond Fund            while conserving the value of the
(previously AXP(R) Variable      investment and continuing a high level
Portfolio - Bond Fund)           of income for the longest time period.
                                 Invests primarily in bonds and other
                                 debt obligations.
-------------------------------- ------------------------------------------ -----------------------------------------
AXP(R) Variable Portfolio -      Objective: high level of current income    IDS Life, adviser; AEFC, subadviser.
Diversified Equity  Income Fund  and, as a secondary goal, steady growth of capital. Invests primarily in
                                 dividend-paying common and preferred
                                 stocks.
-------------------------------- ------------------------------------------ -----------------------------------------
AXP(R) Variable Portfolio -      Objective: long-term growth of capital.    IDS Life, adviser; AEFC, subadviser.
New Dimensions Fund(R)           Invests  primarily in common stocks
                                 showing potential for significant growth.
-------------------------------- ------------------------------------------ -----------------------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital               IDS Life, adviser; AEFC, subadviser;
Partners Small Cap  Value Fund   appreciation. Non-diversified fund that    Royce & Associates, LLC., Third Avenue
                                 invests primarily in equity securities.    Management LLC and National City
                                                                            Investment Company, subadvisers.
-------------------------------- ------------------------------------------ -----------------------------------------
AIM V.I. Basic Value Fund,       Objective: long-term growth of capital.    A I M Advisors, Inc.
Series II Shares                 Invests at least 65% of its total assets
                                 in equity securities of U.S. issuers
                                 that have market capitalizations of
                                 greater than $500 million and are
                                 believed to be undervalued in relation
                                 to long-term earning power or other
                                 factors. The fund may invest 25% of its
                                 assets in foreign securities.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Blue Chip Fund -    Objective: capital growth with the         Evergreen Investment Management
Class 2                          potential for income. The Fund seeks to    Company, LLC
                                 achieve its goal by investing at least
                                 80% of its assets in common stocks of
                                 well-established, large U.S. companies
                                 representing a broad range  of
                                 industries.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Capital Growth      Objective: long-term capital growth. The   Evergreen Investment Management
Fund - Class 2                   Fund seeks to achieve its goal by          Company, LLC; Pilgrim Baxter &
                                 investing primarily in common stocks of    Associates, Ltd, is the sub-investment
                                 large U.S. companies, which the            adviser.
                                 portfolio managers believe have the
                                 potential for capital growth over the
                                 intermediate- and long-term.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Core Bond Fund -    Objective: the Fund seeks to maximize      Evergreen Investment Management
Class 2                          total return through a combination of      Company, LLC
                                 current income and capital growth.  The
                                 Fund invests primarily in U.S. dollar
                                 denominated investment grade debt
                                 securities issued or guaranteed by the
                                 U.S. Treasury or by an agency or
                                 instrumentality of the U.S. Government,
                                 corporate bonds, mortgage-backed
                                 securities, asset-backed securities, and
                                 other income producing securities.
-------------------------------- ------------------------------------------ -----------------------------------------


--------------------------------------------------------------------------------
17   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

-------------------------------- ------------------------------------------ -----------------------------------------
Investing In                     Investment Objectives and Policies         Investment Advisor
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Equity Index Fund   Objective: achieve price and yield         Evergreen Investment Management
- Class 2                        performance similar to the S&P(R) 500      Company, LLC
                                 Index. The Fund seeks to achieve its
                                 goal by investing substantially all of
                                 its assets in  equity securities that
                                 represent a composite of the  S&P 500(R)
                                 Index.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Foundation Fund -   Objective: capital growth and current      Evergreen Investment Management
Class 2                          income. The Fund seeks to achieve its      Company, LLC
                                 goal by investing in a combination of
                                 equity and debt securities. Under normal
                                 conditions, the Fund will invest at
                                 least 25% of its assets in debt
                                 securities and the remainder in equity
                                 securities.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Global Leaders      Objective: long-term capital growth.       Evergreen Investment Management
Fund - Class 2                   Invests primarily in a diversified         Company, LLC
                                 portfolio of equity securities of
                                 companies located in the world's major
                                 industrialized countries.  The Fund will
                                 make investments in no less than three
                                 countries, which may include the U.S.,
                                 but may invest more than 25% of its
                                 assets in one country.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Growth  Fund -      Objective: long-term capital growth. The   Evergreen Investment Management
Class 2                          Fund seeks to achieve its goal by          Company, LLC
                                 investing at least 75% of its assets in
                                 common stocks of small- and medium-sized
                                 companies whose market capitalizations
                                 at time of purchase falls within the
                                 range of those tracked by the Russell
                                 2000(R) Growth Index.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA High Income Fund    Objective: high level of current income,   Evergreen Investment Management
- Class 2                        with capital growth as secondary           Company, LLC
                                 objective. The Fund seeks to achieve its
                                 goal by investing primarily in both
                                 low-rated and  high-rated fixed-income
                                 securities, including debt securities,
                                 convertible securities, and preferred
                                 stocks that are consistent with its
                                 primary investment objective of high
                                 current income.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA International       Objective: long-term capital growth,       Evergreen Investment Management
Equity Fund - Class 2            with modest income as a secondary          Company, LLC
(previously Evergreen  VA        objective. The Fund seeks to achieve its
International Growth Fund -      goal by investing primarily in equity
Class 2)                         securities issued by established,
                                 quality non-U.S. companies located in
                                 countries with developed markets and may
                                 purchase securities across all market
                                 capitalizations. The Fund may also
                                 invest in emerging markets.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Masters  Fund -     Objective: long-term capital growth. The   Evergreen Investment Management
Class 2                          portfolio's assets are invested on an      Company, LLC, investment adviser; MFS
                                 approximately equal basis among the        Institutional Advisors, Inc.,
                                 following four styles, each implemented    OppenheimerFunds, Inc. and Marsico
                                 by a different sub-investment adviser:     Capital Management, LLC  sub-investment
                                 1) equity securities of U.S. and foreign   advisers.
                                 companies that are temporarily
                                 undervalued;  2) equity securities
                                 expected to show growth above that of
                                 the overall economy and inflation; 3)
                                 blended growth and value-oriented
                                 strategy focusing on foreign and
                                 domestic large-cap equity securities;
                                 and 4) growth oriented strategy focusing
                                 on large-cap equity securities of U.S.
                                 and  foreign issuers.
-------------------------------- ------------------------------------------ -----------------------------------------


--------------------------------------------------------------------------------
18   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

-------------------------------- ------------------------------------------ -----------------------------------------
Investing In                     Investment Objectives and Policies         Investment Advisor
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Omega  Fund -       Objective: long-term capital growth.       Evergreen Investment Management
Class 2                          Invests primarily in common stocks and     Company, LLC
                                 securities convertible into common
                                 stocks of U.S. companies across all
                                 market capitalizations.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Special Values      Objective: capital growth in the value     Evergreen Investment Management
Fund - Class 2 (previously       of its shares. The Fund seeks to achieve   Company, LLC
Evergreen  VA Small Cap Value    its goal by investing at least 80% of
Fund - Class 2)                  its assets in common stocks of small
                                 U.S. companies whose market
                                 capitalizations at the time of purchase
                                 fall within the range tracked by the
                                 Russell 2000(R) Index.
-------------------------------- ------------------------------------------ -----------------------------------------
Evergreen VA Strategic Income    Objective: high current income from        Evergreen Investment Management
Fund - Class 2                   interest on debt securities with a         Company, LLC
                                 secondary objective of potential for
                                 growth of capital in selecting
                                 securities. The Fund seeks to achieve
                                 its goal by investing primarily in
                                 domestic high-yield,  high-risk "junk"
                                 bonds and other debt securities (which
                                 may be denominated in U.S. dollars or in
                                 non-U.S. currencies) of foreign
                                 governments and foreign corporations.
-------------------------------- ------------------------------------------ -----------------------------------------
Fidelity(R) VIP Mid Cap          Objective: seeks long-term growth of       Fidelity Management & Research Company
Portfolio Service Class 2        capital. Normally invests at least 80%     (FMR), investment manager; FMR U.K.,
                                 of assets in securities of foreign and     FMR Far East, sub-investment advisers.
                                 domestic companies with medium market
                                 capitalization common stocks. Invests in
                                 growth or value common stocks. May
                                 invest in companies with smaller or
                                 larger market capitalizations.
-------------------------------- ------------------------------------------ -----------------------------------------
FTVIPT Mutual Shares             Objective: seeks capital appreciation,     Franklin Mutual Advisers, LLC
Securities Fund - Class 2        with income as a secondary goal. The
                                 Fund normally invests mainly in U.S.
                                 equity securities that the Fund's
                                 manager believes are available at market
                                 prices less than their value based on
                                 certain recognized or objective
                                 criteria, including undervalued stocks,
                                 restructuring companies and distressed
                                 companies.
-------------------------------- ------------------------------------------ -----------------------------------------
Oppenheimer Main Street Small    Objective: seeks capital appreciation.     OppenheimerFunds, Inc.
Cap Fund/VA,  Service Shares     Invests mainly in common stocks of
                                 small-capitalization U.S. companies that
                                 the fund's investment manager believes
                                 have favorable business trends or
                                 prospects.
-------------------------------- ------------------------------------------ -----------------------------------------
Putnam VT International Equity   Objective: capital appreciation. The       Putnam Investment Management, LLC
Fund -  Class IB Shares          fund pursues its goal by investing
                                 mainly in common stocks of companies
                                 outside the United States.
-------------------------------- ------------------------------------------ -----------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

--------------------------------------------------------------------------------
19   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

Guarantee Period Accounts (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs if the interest rate we are then crediting to the GPAs is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). There are also restrictions on transfers to and from the GPA accounts (see "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee future guaranteed interest rates.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

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20   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                 If your GPA rate is: The MVA is:
             Less than the new GPA rate + 0.10%             Negative
             Equal to the new GPA rate + 0.10%              Zero
             Greater than the new GPA rate + 0.10%          Positive


General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

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21   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

      Early withdrawal amount x [(  1  +  i  )(to the power of n/12) - 1] = MVA
                                  ------------
                                  1 + j + .001

  Where   i  = rate  earned  in  the  GPA  from  which  amounts  are  being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n  = number of months  remaining  in the  current  Guarantee  Period
               (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                  ---------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = $27.21
                  ---------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%, assuming you elected the 7-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

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22   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The One-Year Fixed Account

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). We also reserve the right to limit transfers to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional MAV death benefit(2);

o    the optional EDB(2);


o    the optional GMIB - MAV rider(3);

o    the optional GMIB - 6% Rising Floor rider(3);

o    the optional PCR(3);

o    the optional Benefit Protector Death Benefit(4);

o    the optional Benefit Protector Plus Death Benefit(4);

o    the length of the withdrawal charge schedule (5 or 7 years)(5);and


o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account and/or the subaccounts of the variable account in even 1% increments subject to the $1,000 minimum for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.



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23   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2;

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.


Minimum purchase payments

     If paying by SIP:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total allowable purchase payments* (without prior approval):

          $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

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24   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.(1)


For applications signed on or after Nov. 6, 2003, for a contract with a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the GPAs, the one-year fixed account and subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.


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25   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.


These fees are based on the death benefit guarantees whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule.


Seven-year withdrawal charge schedule                                             Qualified annuities     Nonqualified annuities
ROP death benefit                                                                        0.85%                      1.10%
MAV death benefit(1),(2)                                                                 1.05                       1.30
EDB(1)                                                                                   1.15                       1.40

Five-year withdrawal charge schedule
ROP death benefit                                                                        1.15                       1.40
MAV death benefit(1),(2)                                                                 1.35                       1.60
EDB(1)                                                                                   1.45                       1.70

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee, the MAV death benefit fee is .10% less.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


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26   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin and the GMIB terminates.

We calculate the fee as follows:

            GMIB - MAV                               0.55% x (CV + ST - FAV)
            GMIB - 6% Rising Floor                   0.75% x (CV + ST - FAV)

     CV  = contract value on the contract anniversary

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

Example

o You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

o On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

o On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

o    The GMIB fee for:

            GMIB - MAV is 0.55%; and
            GMIB - 6% Rising Floor is 0.75%.

We calculate the charges as follows:
      Contract value on the contract anniversary:                                 $73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                          +15,000
      minus the value of the one-year fixed account on the contract anniversary:  -15,250
                                                                                 --------
                                                                                  $73,000
The GMIB fee charged to you:
      GMIB - MAV                  (0.55% X $73,000) =                             $401.50
      GMIB - 6% Rising Floor      (0.75% X $73,000) =                             $547.50

(1) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

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27   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See "The Guarantee Period Accounts -- Market Value Adjustment (MVA).")

The Total Free Amount (TFA) is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:


     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

   PPW = XSF + (ACV - XSF) x (PPNPW - XSF)
               -----------
               (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

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28   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                         Seven-year schedule                                            Five-year schedule(1)
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(1) The five-year withdrawal charge schedule may not be available in all states.

Example

Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         Amount requested          or      $1,000 = $1,075.27
    ------------------------               -------
    1.00 - withdrawal charge                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


--------------------------------------------------------------------------------
29   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:

o The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

o    We received these payments

     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

o    The prior anniversary Jan. 1, 2012 contract value was $38,488.

Withdrawal Charge       Explanation

        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        560 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and

        420             $6,000 Feb. 20, 2011 purchase payment is in its
      -----             third year from receipt withdrawn with a 7%
                        withdrawal charge.
       $980

Under the same scenario, the withdrawal charge on a contract with a five-year withdrawal charge schedule would be calculated:

Withdrawal Charge       Explanation

        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        320 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and

        360             $6,000 Feb. 20, 2011 purchase payment is in its
        ---             third year from receipt withdrawn with a 6%
                        withdrawal charge.
       $680

Waiver of withdrawal charges

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period;* and

o    death benefits.*

*    However, we will reverse certain purchase payment credits up to the maximum
     withdrawal   charge.   (See  "Buying  Your  Contract  --  Purchase  Payment
     Credits.")

--------------------------------------------------------------------------------
30   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:


o the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account;


o plus any purchase payment credits allocated to the GPAs and the one-year fixed account;


o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;


o    minus any prorated portion of the GMIB - MAV (if applicable);


o minus any prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

o    minus any prorated portion of the PCR fee (if applicable);

o    minus any prorated  portion of the Benefit  Protector fee (if  applicable);
     and

o    minus  any  prorated  portion  of  the  Benefit   Protector  Plus  fee  (if
     applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, or fee for any optional contract riders (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

--------------------------------------------------------------------------------
31   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the GMIB - MAV fee (if applicable);


o    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

o    a prorated portion of the PCR fee (if applicable);

o    a prorated portion of the Benefit Protector fee (if applicable); and/or

o    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.

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32   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...           ---->     May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or the subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

--------------------------------------------------------------------------------
33   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account of a different duration and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify, subject to the 30% limitation rule (see "Transfer policies"). Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

--------------------------------------------------------------------------------
34   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


o    not accepting telephone or electronic transfer requests;

o    requiring transfer requests to be submitted by U.S. Mail;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

--------------------------------------------------------------------------------
35   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to:


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals


Your sales representative can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.*


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 By phone

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.*


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


--------------------------------------------------------------------------------
36   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Withdrawals


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges, MAV death benefit or EDB charges, or any applicable optional rider charges, (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your GPAs, the one-year fixed account and/or subaccounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each GPA, the one-year fixed account and subaccount must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Withdrawal Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

--------------------------------------------------------------------------------
37   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the GMIBand Benefit Protector Plus Death Benefit riders will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

Benefits in Case of Death

There are three death benefit options under your contract:

o    Return of Purchase Payments death benefit (ROP);

o    Maximum Anniversary Value death benefit (MAV); and

o    Enhanced Death Benefit (EDB).


If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a GMIB, you must elect either the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     Adjusted partial withdrawals for the ROP or MAV death benefit = PW x DB
                                                                     --------
                                                                        CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

o On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:
     Contract value at death:                                                    $23,000.00
                                                                                 ==========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $25,000.00
        minus adjusted partial withdrawals calculated as:

         1,500 x 25,000  =                                                        -1,704.55
         --------------                                                            --------
             22,000

         for a death benefit of:                                                 $23,295.45
                                                                                 ==========
     ROP death benefit, calculated as the greatest of these two values:          $23,295.45

--------------------------------------------------------------------------------
38   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add a GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:
         Contract value at death:                                                     $ 20,500.00
                                                                                      ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                $ 20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $20,000
              ---------------- =                                                        -1,363.64
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 18,636.36
                                                                                      ===========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                  $ 24,000.00
              plus purchase payments made since that anniversary:                           +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000
              ---------------- =                                                        -1,636.36
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 22,363.64
                                                                                      ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                  $ 22,363.64

--------------------------------------------------------------------------------
39   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.


If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add a GWB or GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 5%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% rising floor adjusted transfers or partial withdrawals  =  PWT x VAF
                                                                 ---------
                                                                     SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example

o You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:

       Contract value at death:                                   $22,800.00
                                                                  ==========
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                $25,000.00
          minus adjusted partial withdrawals, calculated as:

          $1,500 x $25,000  =                                      -1,543.21
          ---------------                                         ----------
             $24,300

          for a return of purchase payments death benefit of:     $23,456.79
                                                                  ==========


--------------------------------------------------------------------------------
40   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
       The MAV on the immediately preceding anniversary:                    $25,000.00
       plus purchase payments made since that anniversary:                       +0.00
       minus adjusted partial withdrawals made since that
       anniversary, calculated as:

       $1,500 X $25,000
       ----------------  =                                                   -1,543.21
           $24,300                                                         -----------

       for a MAV death benefit of:                                          $23,456.79
                                                                           ===========

   The 5% rising floor:
       The variable account floor on Jan. 1, 2003,
       calculated as: 1.05 x $20,000 =                                      $21,000.00
       plus amounts allocated to the subaccounts since that anniversary:         +0.00
       minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:

       $1,500 X $21,000
       ----------------  =                                                  -$1,657.89
           $19,000                                                         -----------

       variable account floor benefit:                                      $19,342.11
       plus the one-year fixed account value:                                +5,300.00
       5% rising floor (value of the GPAs, one-year fixed account
       and the variable account floor):                                     $24,642.11
                                                                           ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                              $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

--------------------------------------------------------------------------------
41   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

o    you must hold the GMIB for 7 years,

o    the  GMIB  rider   terminates*  on  the  contract   anniversary  after  the
     annuitant's 86th birthday,

o you can only exercise the GMIB within 30 days after a contract anniversary, and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. The PCR rider is not available with either GMIB rider. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

You may select one of the following GMIB rider options:

o    GMIB - Maximum Anniversary Value (MAV); or

o    GMIB - 6% Rising Floor.

--------------------------------------------------------------------------------
42   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB - MAV

GMIB benefit base:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT x CVG
    ----------
        ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

Exercising the GMIB - MAV:

o you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

--------------------------------------------------------------------------------
43   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

Terminating the GMIB - MAV:

o You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

o You may terminate the GMIB - MAV any time after the seventh rider anniversary.

o    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments          MAV            benefit base
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000


NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

--------------------------------------------------------------------------------
44   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                            Minimum Guaranteed Monthly Income
Contract                                                                  Plan A -            Plan B -         Plan D - joint and
anniversary                                    GMIB                    life annuity --    life annuity with    last survivor life
at exercise                                benefit base                   no refund       ten years certain   annuity -- no refund
 10                                     $152,000 (MAV)                     $  785.84        $  766.08              $627.76
 15                                      215,000 (Contract Value = MAV)     1,272.80         1,212.60               984.70

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                  Plan A -            Plan B -         Plan D - joint and
anniversary                                                            life annuity --    life annuity with    last survivor life
at exercise                                       Contract value          no refund       ten years certain   annuity -- no refund
 10                                                 $126,000               $  580.86           $  565.74              $454.86
 15                                                  215,000                1,150.25            1,098.65               872.96


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

GMIB - 6% Rising Floor

GMIB benefit base:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 6%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

o    subtract each payment adjusted for market value from the contract value.

o subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

--------------------------------------------------------------------------------
45   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

      PMT x CVG
      ---------
         ECV


     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.


     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT x (1.06)(to the power of CY)

      CY = the full number of contract years the payment has been in the contract.

Exercising the GMIB - 6% Rising Floor:

o you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
46   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Terminating the GMIB - 6% Rising Floor:

o You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

o You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

o    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments    6% rising floor      benefit base
  1                                                 $107,000             $100,000            $106,000
  2                                                  125,000              100,000             112,360
  3                                                  132,000              100,000             119,102
  4                                                  150,000              100,000             126,248
  5                                                   85,000              100,000             133,823
  6                                                  120,000              100,000             141,852
  7                                                  138,000              100,000             150,363             $150,363
  8                                                  152,000              100,000             159,388              159,388
  9                                                  139,000              100,000             168,948              168,948
 10                                                  126,000              100,000             179,085              179,085
 11                                                  138,000              100,000             189,830              189,830
 12                                                  147,000              100,000             201,220              201,220
 13                                                  215,000              100,000             213,293              215,000
 14                                                  234,000              100,000             226,090              234,000
 15                                                  240,000              100,000             239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                              Minimum Guaranteed Monthly Income
Contract                                                                  Plan A -            Plan B -          Plan D - joint and
anniversary                                        GMIB                life annuity --    life annuity with    last survivor life
at exercise                                    benefit base               no refund       ten years certain   annuity -- no refund
 10                                         $179,085 (6% Rising Floor)     $  875.73           $  852.44            $  693.06
 15                                          240,000 (Contract Value)       1,351.20            1,291.20             1,036.80

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates

--------------------------------------------------------------------------------
47   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                  Plan A -            Plan B -         Plan D - joint and
anniversary                                          Contract          life annuity --    life annuity with    last survivor life
at exercise                                            value              no refund       ten years certain   annuity -- no refund
 10                                                 $126,000               $  580.86           $  565.74              $454.86
 15                                                  240,000                1,284.00            1,226.40               974.40


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

Investment selection under the PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   Target value adjusted partial withdrawals  =  PW x TV
                                                 -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.


--------------------------------------------------------------------------------
48   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Exercising the PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

   5% x (PP - PCRPW - PP5)

      PP = total purchase payments and purchase payment credits.


   PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix.


     PP5 = purchase payments and purchase payment credits made in the prior five years.

     We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the GPAs, the one-year fixed account and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR

o You may terminate the PCR within 30 days following the first rider anniversary.

o You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

o    The PCR will terminate on the date:

     -- you make a full withdrawal from the contract,

     -- that a death benefit is payable, or

     -- you choose to begin taking annuity payouts.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

o    There are no additional purchase payments and no partial withdrawals

o    On Jan. 1, 2013, the contract value is $200,000

o We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

o On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

o If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.

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49   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not

         previously withdrawn):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                           $110,000

     plus the Benefit Protector benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

--------------------------------------------------------------------------------
50   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):         $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                       ---------
     Total death benefit of:                                           $  58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                               $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                     $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 304,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                               $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)
         0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                       ---------
     Total death benefit of:                                           $ 308,000

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

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51   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plusis not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                         Percentage if you and the annuitant are             Percentage if you or the annuitant are
Contract year            under age 70 on the rider effective date            70 or older on the rider effective date
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o    the applicable death benefit PLUS

                              If you and the annuitant are under                If you or the annuitant are age 70
Contract year                 age 70 on the rider effective date, add...        or older on the rider effective date, add...
One                           Zero                                              Zero

Two                           40% X earnings at death (see above)               15% X earnings at death

Three and Four                40% X (earnings at death + 25%                    15% X (earnings at death + 25%
                              of initial purchase payment*)                     of initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of                 15% X (earnings at death + 50% of
                              initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector Plus

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (contract value):                                    $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                            +4,000
                                                                                ---------
      Total death benefit of:                                                   $ 114,000

--------------------------------------------------------------------------------
52   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

         MAV death benefit (MAV):                                               $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                            +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                          +10,000
                                                                                ---------
      Total death benefit of:                                                   $ 124,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):               $ 57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                              +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 X $55,000 =                      +5,500
                                                                                 --------
      Total death benefit of:                                                    $ 64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

         MAV death benefit (contract value):                                    $ 200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $ 249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 315,500

--------------------------------------------------------------------------------
53   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

         MAV death benefit (contract value):                                    $ 250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                           +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                           +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

--------------------------------------------------------------------------------
54   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


--------------------------------------------------------------------------------
55   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Withdrawals: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


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56   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withdrawals: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.

Purchase payment credits and PCR credits: These are considered earnings and are taxed accordingly when withdrawn or paid out.

Special considerations if you select either the MAV death benefit, EDB, GMIB, Benefit Protector or Benefit Protector Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


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57   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

American Enterprise Life's tax status: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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58   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.


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59   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                         Six months ended
                                    June 30, 2003   June 30, 2002
(thousands)                          (unaudited)     (unaudited)      2002        2001        2000        1999         1998
Net investment income              $  178,529      $  139,850    $  292,067   $  271,718  $  299,759  $  322,746   $  340,219
Net gain (loss) on investments         25,257          (3,560)            3      (89,920)        469       6,565       (4,788)
Other                                   9,549           9,701        18,906       16,245      12,248       8,338        7,662
Total revenues                     $  213,335      $  145,991    $  310,976   $  198,043  $  312,476  $  337,649   $  343,093
Income (loss) before income taxes      26,144         (17,022)   $  (52,177)  $  (63,936) $   38,452  $   50,662   $   36,421
Net income (loss)                      16,999         (11,145)   $  (33,690)  $  (41,728) $   24,365  $   33,987   $   22,026
Total assets                       $8,528,677      $8,026,730    $8,026,730   $5,275,681  $4,652,221  $4,603,343   $4,885,621
                                   ----------      ----------    ----------   ----------  ----------  ----------   ----------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Six months ended June 30, 2003 compared to six months ended June 30, 2002:


Net income was $17 million for the six months ended June 30, 2003, compared to a net loss of $11 million for the six months ended June 30, 2002. The increase in net income primarily reflects increased investment income due to higher investment levels and increased net realized gains partially offset by increased interest credited on annuity contracts and the impact of lower average investment yields.

Premiums and investment contract deposits totaled $1.4 billion for the six months ended June 30, 2003, compared to $651 million for the six months ended June 30, 2002. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the Company's variable annuities.

Contractholder charges increased 31% to $3.8 million for the six months ended June 30, 2003, compared with $2.9 million for the six months ended June 30, 2002, due primarily to an increase in variable annuity contract surrender charges.

Mortality and expense risk fees decreased 15% to $5.8 million for the six months ended June 30, 2003 compared with $6.8 million for the six months ended June 30, 2002.

Net investment income increased to $179 million for the six months ended June 30, 2003 compared with $140 million for the same period last year. This increase was primarily due to higher average fixed maturity security portfolio balances in 2003 partially offset by the impact of lower average yields.

Net realized gain on investments was $25 million for the six months ended June 30, 2003 compared to a net loss of $4 million for the six months ended June 30, 2002. For the six month period ended June 30, 2003, $45 million of total investment gains were partially offset by $20 million of impairments and losses. Included in these total investment gains and losses are $45 million of gross realized gains and $9 million of gross realized losses from sales of securities, as well as $9 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the six month period ended June 30, 2002, $12 million of total investment gains were more than offset by ($16 million) of impairments and losses. Included in these total investment gains and losses are $12 million of gross realized gains and ($5 million) of gross realized losses from sales of securities, as well as ($8 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale.

Total benefits and expenses were $187 million, an increase of 15% from the six months ended June 30, 2002. This increase reflects higher interest credited on investment contracts and universal life-type insurance, which increased 28% to $126 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to the relatively low interest rate environment.

Other insurance and operating expenses declined $11 million or 25%. The decrease reflects comparatively more favorable market value adjustments on interest rate swaps during 2003.

Amortization of deferred policy acquisition costs (DAC) increased to $28 million for the six months ended June 30, 2003, compared to $21 million for the six months ended June 30, 2002. The expense growth was primarily due to third quarter 2002 changes in assumed customer asset value growth rates.


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60   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Six months ended June 30, 2002 compared to six months ended June 30, 2001:


Consolidated net loss was $11 million for the six months ended June 30, 2002, compared to $46 million in 2001. Loss before income taxes totaled $17 million in the first six months of 2002, compared with $71 million in the first six months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first six months of 2001.

Premiums received totaled $651 million for the six months ended June 30, 2002, compared to $433 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges decreased 5% to $2.9 million for the six months ended June 30, 2002, compared with $3.1 million a year ago, due primarily to a decline in fixed annuity surrenders and lapses.

Mortality, expense risk and other fees increased to $6.8 million for the six months ended June 30, 2002 compared with $4.7 million a year ago. This was primarily due to an increase in average separate account assets outstanding. We received a mortality and expense risk fee from the separate accounts.

Net investment income increased to $140 million for the six months ended June 30, 2002 compared with $133 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio rates.

Net realized loss on investments was $3.6 million for the six months ended June 30, 2002 compared to a net realized loss of $85 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $163 million, an increase of 28% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 10% to $99 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, reflected in the increase in Other insurance and operating expenses. We entered into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins.

Amortization of deferred policy acquisition costs (DACs) decreased to $21 million for the six months ended June 30, 2002, compared to $23 million a year ago. The decline was due primarily to improved persistency of fixed deferred annuity business.


2002 Compared to 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

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61   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

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62   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

2001 Compared to 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

Impact of Market Volatility on Results of Operations

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

Certain Critical Accounting Policies

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

Investments

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines
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63   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Risk Management

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

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64   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

Liquidity and Capital Resources

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

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65   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

Forward-Looking Statements

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.


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66   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
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American Enterprise Life Insurance Company
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Financial Statements

Consolidated Balance Sheets
                                                                                                       June 30,    December 31,
June 30, 2003                                                                                            2003          2002
(In thousands, except par value and share amounts)                                                    (Unaudited)
Assets
Investments:
   Fixed maturity Available-for-Sale securities, at fair value
     (amortized cost: 2003, $6,450,062; 2002, $5,105,431)                                             $6,695,661   $5,288,855
   Mortgage loans on real estate (less reserves: 2003, $7,927; 2002, $6,082)                             548,558      587,535
   Other investments                                                                                       5,370        2,381
                                                                                                           -----        -----
      Total investments                                                                                7,249,589    5,878,771
Cash and cash equivalents                                                                                 84,468    1,118,692
Amounts due from brokers                                                                                     574        2,775
Accrued investment income                                                                                 62,400       53,673
Deferred policy acquisition costs                                                                        312,936      260,577
Other assets                                                                                              18,934       17,471
Separate account assets                                                                                  799,776      694,771
                                                                                                         -------      -------
      Total assets                                                                                    $8,528,677   $8,026,730
                                                                                                      ==========   ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits for fixed annuities and universal life-type insurance                       $6,598,893   $5,411,954
   Policy claims and other policyholders' funds                                                           20,950        9,050
   Amounts due to brokers                                                                                116,228      985,081
   Deferred income taxes                                                                                  49,017       17,608
   Other liabilities                                                                                      62,868       82,453
   Separate account liabilities                                                                          799,776      694,771
                                                                                                         -------      -------
   Total liabilities                                                                                   7,647,732    7,200,917
                                                                                                       ---------    ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000 shares
     issued and outstanding                                                                                3,000        3,000
   Additional paid-in capital                                                                            591,872      591,872
   Retained earnings                                                                                     156,915      139,916
   Other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                    140,175      104,259
      Net unrealized derivative losses                                                                   (11,017)     (13,234)
                                                                                                         -------      -------
      Accumulated other comprehensive income                                                             129,158       91,025
                                                                                                         -------       ------
   Total stockholder's equity                                                                            880,945      825,813
                                                                                                         -------      -------
Total liabilities and stockholder's equity                                                            $8,528,677   $8,026,730
                                                                                                      ==========   ==========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
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
Consolidated Statements of Operations
(unaudited)
Six months ended June 30, (In thousands)                                                                    2003         2002
Revenues
Contractholder charges                                                                                  $  3,786     $  2,888
Mortality and expense risk fees                                                                            5,763        6,813
Net investment income                                                                                    178,529      139,850
Net realized gain (loss) on investments                                                                   25,257       (3,560)
                                                                                                          ------       ------
   Total revenues                                                                                        213,335      145,991
                                                                                                         -------      -------
Benefits and expenses
Interest credited on investment contracts and universal life-type insurance                              126,434       98,995
Amortization of deferred policy acquisition costs                                                         28,305       20,706
Other insurance and operating expenses                                                                    32,452       43,312
                                                                                                          ------       ------
   Total benefits and expenses                                                                           187,191      163,013
                                                                                                         -------      -------
Income (loss) before income tax expense (benefit)                                                         26,144      (17,022)
Income tax expense (benefit)                                                                               9,145       (5,877)
                                                                                                           -----       ------
Net income (loss)                                                                                       $ 16,999     $(11,145)
                                                                                                        ========     ========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
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
Consolidated Statements of Cash Flows
(unaudited)
Six months ended June 30, (In thousands)                                                                  2003           2002
Cash flows from operating activities
Net income (loss)                                                                                  $    16,999    $   (11,145)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Change in accrued investment income                                                                  (8,727)        (2,716)
   Change in other assets                                                                               (1,463)         8,527
   Change in deferred policy acquisition costs, net                                                    (59,286)       (21,184)
   Change in policy claims and other policyholders' funds                                               11,900         10,390
   Deferred income taxes                                                                                10,878        (13,727)
   Change in other liabilities                                                                         (19,585)        (8,762)
   Amortization of premium, net                                                                         10,590            127
   Net realized (gain) loss on investments                                                             (25,257)         3,560
   Other                                                                                                 3,501          5,771
                                                                                                         -----          -----
       Net cash used in operating activities                                                           (60,450)       (29,159)
                                                                                                       -------        -------
Cash flows from investing activities
Fixed maturity Available-for-Sale securities:
   Sales                                                                                             1,539,712        470,898
   Maturities, sinking fund payments and calls                                                         454,320        242,841
   Purchases                                                                                        (3,322,928)    (1,163,750)
Other investments:
   Sales                                                                                                41,268         36,147
   Purchases                                                                                            (6,433)        (2,691)
   Change in amounts due to and from brokers, net                                                     (866,652)        18,828
                                                                                                      --------         ------
      Net cash used in investing activities                                                         (2,160,713)      (397,727)
                                                                                                    ----------       --------
Cash flows from financing activities
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                           1,387,425        593,172
   Interest credited to account balances                                                               126,434         98,995
   Surrenders and death benefits                                                                      (326,920)      (287,734)
                                                                                                      --------       --------
      Net cash provided by financing activities                                                      1,186,939        404,433
                                                                                                     ---------        -------
Net decrease in cash and cash equivalents                                                           (1,034,224)       (22,453)
Cash and cash equivalents at beginning of period                                                     1,118,692        260,214
                                                                                                     ---------        -------
Cash and cash equivalents at end of period                                                         $    84,468    $   237,761
                                                                                                   ===========    ===========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(unaudited)

1. BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of American Enterprise Life Insurance Company (the Company) for the year ended December 31, 2002. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The interim financial information in this report has not been audited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial position and the consolidated results of operations for the interim periods have been made. All adjustments made were of a normal, recurring nature. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Recently Issued Accounting Standards

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs are effective at inception for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The adoption of FIN 46 is not expected to have a material impact on the Company's financial statements. However, the Company continues to evaluate all relationships and interests in entities that may be considered VIEs as detailed interpretations of FIN 46 continue to emerge.

In April 2003, the FASB issued Statement of Financial Accounting Standards Board
(SFAS) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. The Statement is effective for contracts entered into or modified and hedging relationships designated after June 30, 2003, and to certain preexisting contracts. The adoption of this Statement is not expected to have a material impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The Company is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits (GMDBs) included within the variable annuity contracts offered by the Company. SOP 03-1 is required to be adopted on January 1, 2004.

2. INVESTMENT SECURITIES

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $4 million and $5 million for the three months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($1 million) and ($0.3 million) for the three months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($3 million) and ($8 million) for the three months ended June 30, 2003 and 2002, respectively.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $45 million and $12 million for the six months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($9 million) and ($5 million) for the six months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($9 million) and ($8 million) for the six months ended June 30, 2003 and 2002, respectively.

3. COMPREHENSIVE INCOME

Comprehensive income is defined as the aggregate change in stockholders' equity, excluding changes in ownership interests. It is the sum of net income and changes in unrealized gains or losses on Available-for-Sale securities, net of related tax and applicable deferred policy acquisition costs, and unrealized gains or losses on derivatives, net of related tax.

Total comprehensive income was $41 million and $45 million for the three months ended June 30, 2003 and 2002, respectively. Total comprehensive income was $55 million and $21 million for the six months ended June 30, 2003 and 2002, respectively. The difference between net income and total comprehensive income for these periods is primarily the result of the change in net unrealized gains on Available-for-Sale securities.

4. TAXES AND INTEREST

Cash paid for income taxes totaled $14 million and $24 million for the six months ended June 30, 2003 and 2002, respectively. Cash paid for interest on borrowings was $5 thousand and $0 for the six months ended June 30, 2003 and 2002, respectively.


--------------------------------------------------------------------------------
70   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at June 30, 2003 aggregated $20 million.

The maximum amount of life insurance risk retained by the Company is $750,000 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, a cost is incurred by the issuer of the policy. Current accounting literature does not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, the Company currently does not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. At present, the amount paid in excess of contract value is expensed when payable. Amounts expensed for the six months ended June 30, 2003 and 2002, were $2 million and $1 million, respectively. The Company also issues certain variable annuity contracts that contain a guaranteed minimum income benefit
(GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, the Company has not expensed any amount related to GMIBs. As discussed in Note 1, SOP 03-1, which was issued by the AICPA in July 2003 with a required adoption date of January 1, 2004, will require reserves related to GMDBs. The impact of that requirement, as well as other provisions of SOP 03-1, is being evaluated.

The Company's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 3% to 4.5%. To the extent the yield on the Company's invested asset portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.


--------------------------------------------------------------------------------
71   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

Table of Contents of the Statement of Additional Information

Performance Information                                  p.  3

Calculating Annuity Payouts                              p. 16

Rating Agencies                                          p. 17

Principal Underwriter                                    p. 17

Independent Auditors                                     p. 17

Condensed Financial Information (Unaudited)              p. 18

Financial Statements

--------------------------------------------------------------------------------
86  EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Appendix: Performance Credit Rider Adjusted Partial Withdrawal

STEP ONE:

For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA =     Total purchase payments and purchase payment credits made prior to the
          partial   withdrawal  in  question  minus  the  RPA  adjusted  partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA adjusted partial withdrawals  =  PW x RP
                                        --------
                                           CV

        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.

Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

o On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

o On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

o    Contract values before any partial withdrawals are shown below.

o    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

o On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

Date                          Total purchase payments    Contract value
Jan. 1, 2003                        $100,000               $100,000
Jan. 1, 2004                         100,000                110,000
Jan. 1, 2005                         100,000                115,000
Jan. 1, 2006                         100,000                120,000
Jan. 1, 2007                         100,000                115,000
Jan. 1, 2008                         100,000                120,000
(shaded portion starts here)
Jan. 1, 2009                         200,000                225,000
Jan. 1, 2010                         200,000                230,000
Jan. 1, 2011                         200,000                235,000
Jan. 1, 2012                         200,000                230,000
Jan. 1, 2013                         200,000                235,000

--------------------------------------------------------------------------------
87  EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

For the first partial withdrawal on Jan. 1, 2006:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                        ------------------  =  $8,333
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                        ------------------  =  $8,156
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000     $100,000
                                                                        ------------------  X  --------  =  $8,156
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844        $91,844
                                                                        -----------------  X  -------------  =  $1,873
      AND the five-year exclusion period minus the EPA                       $235,000           $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

--------------------------------------------------------------------------------
88  EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

                                                                   OSCAR #564631

                                                                 45276 F (11/03)

Prospectus


Nov. 6, 2003


Evergreen

New Solutions Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           American Enterprise Variable Annuity Account/American Enterprise MVA Account

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds, Series II Shares

o    AllianceBernstein Variable Products Series Fund, Inc. (Class B)

o    Evergreen Variable Annuity Trust Class 2

o    Fidelity(R) Variable Insurance Products - Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class
     2

o    MFS(R) Variable Insurance Trust(SM) - Service Class

o    Oppenheimer Variable Account Funds - Service Shares

o    Putnam Variable Trust - Class IB Shares

o    Van Kampen Life Investment Trust - Class II Shares
     The Universal Institutional Funds, Inc. - Class I Shares

Please read the prospectuses carefully and keep them for future reference.


For applications signed on or after Nov. 6, 2003, contracts with a seven-year withdrawal charge schedule provide for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances.(1) Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.




--------------------------------------------------------------------------------
1   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Table of Contents


Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             7

Condensed Financial Information (Unaudited)                                12

Financial Statements                                                       20

Performance Information                                                    20

The Variable Account and the Funds                                         21

Guarantee Period Accounts (GPAs)                                           27

The One-Year Fixed Account                                                 30

Buying Your Contract                                                       30

Charges                                                                    33

Valuing Your Investment                                                    38

Making the Most of Your Contract                                           40

Withdrawals                                                                44

TSA -- Special Withdrawal Provisions                                       44

Changing Ownership                                                         44

Benefits in Case of Death                                                  45

Optional Benefits                                                          49

The Annuity Payout Period                                                  61

Taxes                                                                      63

Voting Rights                                                              65

Substitution of Investments                                                65

About the Service Providers                                                66

Additional Information About American Enterprise Life                      67

Additional Information                                                     73

Experts                                                                    73

American Enterprise Life Insurance Company  Financial Information          74

Table of Contents of the  Statement of Additional Information              93

Appendix: Performance Credit Rider  Adjusted Partial Withdrawal            94




--------------------------------------------------------------------------------
2   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

American Enterprise Life: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.


Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods of time declared by us. These guaranteed rates and periods of time may vary by state. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to the contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
3   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or the one-year fixed account is equal to the minimum interest rate. (p. 27 and p. 30)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain restrictions. Some states may also have time limitations for making additional payments. (p. 30)


Minimum initial purchase payments

  If paying by Systematic Investment Plan:

     $50 initial payment.

     $50 for additional payments.

  If paying by any other method:

     $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

     $2,000 initial payment for contracts issued in all other states.

     $100 for additional payments.

Maximum total purchase payments* (without prior approval):

     $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


For contracts issued in Alabama and Maryland, purchase payments are limited and you may not make purchase payments after the first contract anniversary.



--------------------------------------------------------------------------------
4   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. (p. 41)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 44) Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 45)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 49)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 61)

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 63)




--------------------------------------------------------------------------------
5   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Charges: We assess certain charges in connection with your contract (p. 33):


o    $40 annual contract administrative charge(1);


o if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

o if you select the Guaranteed Minimum Income Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);

o if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

o if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

o if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);


o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments);

o    the operating expenses of the funds in which the subaccounts invest; and

o the total variable account expenses (if you make allocations to one or more subaccounts):


                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
Return of Purchase Payments death benefit (ROP)                0.85%                     0.15%                      1.00%
Maximum Anniversary Value death benefit (MAV)(4),(5)           1.05                      0.15                       1.20
Enhanced Death Benefit (EDB)(4)                                1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(4),(5)                                       1.30                      0.15                       1.45
EDB(4)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule(6)
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(4),(5)                                       1.35                      0.15                       1.50
EDB(4)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(4),(5)                                       1.60                      0.15                       1.75
EDB(4)                                                         1.70                      0.15                       1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


(2) If you select the PCR, you cannot add a GMIB rider. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) For contracts purchased before Nov. 6, 2003 or if your state has not approved the fee, the MAV death benefit is .10% less.

(6) The five-year withdrawal charge schedule may not be available in all states.




--------------------------------------------------------------------------------
6   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or make a withdrawal from the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal charge

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal schedule at the time of application.

                        Seven-year schedule                                             Five-year schedule
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans").

                                                   Assumed investment rate
Seven-year schedule                           3.50%                      5.00%
Qualified discount rate                       4.86%                      6.36%
Nonqualified discount rate                    5.11                       6.61

                                                   Assumed investment rate
Five-year schedule                            3.50%                      5.00%
Qualified discount rate                       5.16%                      6.66%
Nonqualified discount rate                    5.41                       6.91

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.


PERIODIC EXPENSES

PERIODIC EXPENSES

Annual contract administrative charge                                                      $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)


GMIB - MAV                                                                                0.55%*


GMIB - 6% Rising Floor                                                                    0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PCR fee                                                                                   0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector fee                                                                     0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector Plus fee                                                                0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

* This fee applies only if you elect this optional feature.




--------------------------------------------------------------------------------
7   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)


You can choose a death benefit guarantee, a qualified or nonqualified contract and the length of your contract's withdrawal charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
ROP death benefit                                              0.85%                     0.15%                      1.00%
MAV death benefit(1),(2)                                       1.05                      0.15                       1.20
EDB(1)                                                         1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(1),(2)                                       1.30                      0.15                       1.45
EDB(1)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(1),(2)                                       1.35                      0.15                       1.50
EDB(1)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(1),(2)                                       1.60                      0.15                       1.75
EDB(1)                                                         1.70                      0.15                       1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003 or if your state has not approved the fee, the MAV death benefit is .10% less.


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       Minimum                       Maximum
Total expenses before contractual fee waivers and/or expense reimbursements             .70%                          1.64%


Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     Gross total
                                                                           Management       12b-1        Other         annual
                                                                              fees          fees       expenses       expenses
AXP(R) Variable Portfolio -
   Cash Management Fund                                                         .51%          .13%         .06%        .70%(1)
   Diversified Bond Fund                                                        .60           .13          .08         .81(1)
   (previously AXP(R) Variable Portfolio - Bond Fund)
   Diversified Equity Income Fund                                               .53           .13          .10         .76(1)
   Equity Select Fund                                                           .68           .13          .29        1.10(1)
   New Dimensions Fund(R)                                                       .62           .13          .07         .82(1)
   Partners Small Cap Value Fund                                                .99           .13          .43        1.55(1)
   Short Duration U.S. Government Fund                                          .61           .13          .08         .82(1)
   (previously AXP(R) Variable Portfolio - Federal Income Fund)


--------------------------------------------------------------------------------
8   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund (continued)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     Gross total
                                                                           Management       12b-1        Other         annual
                                                                              fees          fees       expenses       expenses
AIM V.I.
   Basic Value Fund, Series II Shares                                           .73%          .25%         .43%       1.41%(2)
   Capital Appreciation Fund, Series II Shares                                  .61           .25          .24        1.10(2)
   Capital Development Fund, Series II Shares                                   .75           .25          .39        1.39(2)
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein VP Growth and Income Portfolio (Class B)                   .63           .25          .05         .93(3)
   AllianceBernstein VP Premier Growth Portfolio (Class B)                     1.00           .25          .06        1.31(3)
   AllianceBernstein VP Technology Portfolio (Class B)                         1.00           .25          .21        1.46(3)
Evergreen VA
   Blue Chip Fund - Class 2                                                     .61           .25          .61        1.47(4)
   Capital Growth Fund - Class 2                                                .80           .25          .22        1.27(4)
   Core Bond Fund - Class 2                                                     .32           .25          .33         .90(4)
   Equity Index Fund - Class 2                                                  .32           .25          .35         .92(4)
   Foundation Fund - Class 2                                                    .75           .25          .16        1.16(4)
   Fund - Class 2                                                               .75           .25          .23        1.23(4)
   Global Leaders Fund - Class 2                                                .87           .25          .31        1.43(4)
   Growth and Income Fund - Class 2                                             .75           .25          .18        1.18(4)
   Growth Fund - Class 2                                                        .70           .25          .45        1.40(4)
   High Income Fund - Class 2                                                   .70           .25          .60        1.55(4)
   International Equity Fund - Class 2                                          .66           .25          .73        1.64(4)
   (previously Evergreen VA International Growth Fund - Class 2)
   Masters Fund - Class 2                                                       .87           .25          .31        1.43(4)
   Omega Fund - Class 2                                                         .52           .25          .18         .95(4)
   Special Equity Fund - Class 2                                                .92           .25          .26        1.43(4)
   Special Values Fund - Class 2                                                .87           .25          .26        1.38(4)
   (previously Evergreen VA Small Cap Value Fund - Class 2)
   Strategic Income Fund - Class 2                                              .50           .25          .29        1.04(4)
Fidelity(R) VIP
   Contrafund(R) Portfolio Service Class 2                                      .58           .25          .10         .93(3)
   Growth Portfolio Service Class 2                                             .58           .25          .10         .93(3)
   Mid Cap Portfolio Service Class 2                                            .58           .25          .12         .95(3)
FTVIPT
   Franklin Small Cap Value Securities Fund - Class 2                           .59           .25          .20        1.04(5),(6)
   Mutual Shares Securities Fund - Class 2                                      .60           .25          .21        1.06(5),(6)
   Templeton Foreign Securities Fund - Class 2                                  .70           .25          .20        1.15(5),(6)
MFS(R)
   New Discovery Series - Service Class                                         .90           .25          .15        1.30(7),(8)
   Total Return Series - Service Class                                          .75           .25          .11        1.11(7)
   Utilities Series - Service Class                                             .75           .25          .19        1.19(7),(8)



--------------------------------------------------------------------------------
9   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     Gross total
                                                                           Management       12b-1        Other         annual
                                                                              fees          fees       expenses       expenses
Oppenheimer Variable Account Funds
   Capital Appreciation Fund/VA, Service Shares                                 .65%          .25%         .01%        .91%(9)
   Global Securities Fund/VA, Service Shares                                    .65           .25          .02         .92(9)
   Main Street Small Cap Fund/VA, Service Shares                                .75           .25          .22        1.22(9)
   Strategic Bond Fund/VA, Service Shares                                       .74           .25          .07        1.06(9)
Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IB Shares                           .48           .25          .04         .77(3)
   Putnam VT Health Sciences Fund - Class IB Shares                             .70           .25          .13        1.08(3)
   Putnam VT International Equity Fund - Class IB Shares                        .77           .25          .22        1.24(3)
Van Kampen
   Life Investment Trust Comstock Portfolio Class II Shares                     .60           .25          .09         .94(3)
   Life Investment Trust Growth and Income Portfolio Class II Shares            .60           .25          .11         .96(3)
   UIF U.S. Real Estate Portfolio Class I Shares                                .80            --          .32        1.12(10)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2, 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2 and 0.11% and 1.28% for Evergreen VA Special Equity Fund - Class 2.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(6) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(7) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(8) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.29% for New Discovery Series and 1.18% for Utilities Series.

(9) Actual expenses may have been lower for calendar year 2002 due to lower 12b-1 fees prior to May 1, 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the manager's discretion.

(10) The fees disclosed reflect gross ratios prior to a voluntary waiver/reimbursements of expenses by the adviser. For the year ended Dec. 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees," "Other expenses" and "Gross total annual expenses" respectively, were 0.78%, 0.32% and 1.10%.




--------------------------------------------------------------------------------
10   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, GMIB - 6% Rising Floor and Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not withdraw your contract
                                               If you withdraw your contract            or if you select an annuity payout plan
                                         at the end of the applicable time period:     at the end of the applicable time period:
Non-qualified Annuity                        1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,236.24  $2,017.08  $2,809.19  $4,489.72   $436.24  $1,317.08  $2,209.19  $4,489.72
Five-year withdrawal charge schedule        1,266.99   2,005.60   2,550.42   4,739.88    466.99   1,405.60   2,350.42   4,739.88

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,210.62  $1,942.89  $2,690.11  $4,275.31   $410.62  $1,242.89  $2,090.11  $4,275.31
Five-year withdrawal charge schedule        1,241.37   1,931.87   2,432.86   4,531.95    441.37   1,331.87   2,232.86   4,531.95


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                         If you do not withdraw your contract
                                               If you withdraw your contract            or if you select an annuity payout plan
                                         at the end of the applicable time period:     at the end of the applicable time period:
Non-qualified Annuity                        1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,001.52  $1,322.77  $1,669.55  $2,308.53   $201.52    $622.77  $1,069.55  $2,308.53
Five-year withdrawal charge schedule        1,032.27   1,315.62   1,425.20   2,623.43    232.27     715.62   1,225.20   2,623.43

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $  975.89  $1,244.96  $1,538.34  $2,038.91   $175.89    $544.96  $  938.34  $2,038.91
Five-year withdrawal charge schedule        1,006.64   1,238.28   1,295.62   2,361.66    206.64     638.28   1,095.62   2,361.66

* In these examples, the $40 contract administrative charge is approximated as a .016% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.




--------------------------------------------------------------------------------
11   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
--------------------------------------------------------------------------------------------------------------------------
Subaccount UCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund*) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.06    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.06    $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                697      554     53
*The 7-day yield for AXP Variable Portfolio - Cash Management as of Dec. 31,
2002 was (0.19%).
----------------------------------------------------------------------------------------------------------------------------
Subaccount UBND1 (Investing in shares of AXP(R) Variable Portfolio -
Diversified Bond Fund) (5/21/2002) (previously AXP(R) Variable Portfolio -
Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 63       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UDEI1 (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 26       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UESL1 (Investing in shares of AXP(R) Variable Portfolio - Equity
Select Fund) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.02       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UNDM1 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.76    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.59    $0.76  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                 95       20     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USVA1 (Investing in shares of AXP(R) Variable Portfolio - Partners
Small Cap Value Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFIF1 (Investing in shares of AXP(R) Variable Portfolio - Short
Duration U.S. Government Fund) (5/30/2000) (previously AXP(R) Variable
Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.11    $1.06  $1.00
Accumulation unit value at end of period                                                             $1.17    $1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                645       30     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UABA1 (Investing in shares of AIM V.I. Basic Value Fund, Series II
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.76       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                113       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAAC1 (Investing in shares of AIM V.I. Capital Appreciation Fund,
Series II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAAD1 (Investing in shares of AIM V.I. Capital Development Fund,
Series II Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 30       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGIP1 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.97    $0.97  $1.00
Accumulation unit value at end of period                                                             $0.74    $0.97  $0.97
Number of accumulation units outstanding at end of period (000 omitted)                              1,341      640     31
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
12   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UPRG1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.65    $0.80  $1.00
Accumulation unit value at end of period                                                             $0.45    $0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)                              1,003      741     47
----------------------------------------------------------------------------------------------------------------------------
Subaccount UTEC1 (Investing in shares of AllianceBernstein VP Technology
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.69  $1.00
Accumulation unit value at end of period                                                             $0.30    $0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)                                372      364     44
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEBC1 (Investing in shares of Evergreen VA Blue Chip Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 12       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UECG1 (Investing in shares of Evergreen VA Capital Growth Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 38       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UECB1 (Investing in shares of Evergreen VA Core Bond Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                241       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEEI1 (Investing in shares of Evergreen VA Equity Index Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 34       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEFF1 (Investing in shares of Evergreen VA Foundation Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.00       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 10       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEFD1 (Investing in shares of Evergreen VA Fund - Class 2)
(8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEGO1 (Investing in shares of Evergreen VA Global Leaders Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.92       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 12       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEGW1 (Investing in shares of Evergreen VA Growth and Income Fund -
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEGR1 (Investing in shares of Evergreen VA Growth Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.99       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  8       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEHI1 (Investing in shares of Evergreen VA High Income Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 95       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEIG1 (Investing in shares of Evergreen VA International Equity
Fund - Class 2) (7/31/2002) (previously Evergreen VA International Growth Fund
- Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 31       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEMA1 (Investing in shares of Evergreen VA Masters Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  7       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
13   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEOE1 (Investing in shares of Evergreen VA Omega Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 86       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UESE1 (Investing in shares of Evergreen VA Special Equity Fund -
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UESM1 (Investing in shares of Evergreen VA Special Values Fund -
Class 2) (7/31/2002) (previously Evergreen VA Small Cap Value Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 75       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UEST1 (Investing in shares of Evergreen VA Strategic Income Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.08       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFCO1 (Investing in shares of Fidelity(R) VIP
Contrafund(R) Portfolio Service Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.86       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                209       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFGR1 (Investing in shares of Fidelity(R) VIP Growth Portfolio
Service Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 18       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFMC1 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
Service Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 94       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVAS1 (Investing in shares of FTVIPT Franklin Small Cap Value
Securities Fund - Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
 Accumulation unit value at end of period                                                            $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 24       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UMSS1 (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.16    $1.09  $1.00
Accumulation unit value at end of period                                                             $1.01    $1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                753       61     21
----------------------------------------------------------------------------------------------------------------------------
Subaccount UINT1 (Investing in shares of FTVIPT Templeton Foreign Securities
Fund - Class 2) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.85    $1.02  $1.00
Accumulation unit value at end of period                                                             $0.68    $0.85  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                513      324     22
----------------------------------------------------------------------------------------------------------------------------
Subaccount UNDS1 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.95    $1.01  $1.00
Accumulation unit value at end of period                                                             $0.64    $0.95  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                165      115     27
----------------------------------------------------------------------------------------------------------------------------
Subaccount UTRS1 (Investing in shares of MFS(R) Total Return Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.10    $1.12  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.10  $1.12
Number of accumulation units outstanding at end of period (000 omitted)                              1,585      792     45
----------------------------------------------------------------------------------------------------------------------------
Subaccount USUT1 (Investing in shares of MFS(R) Utilities Series - Service
Class) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.87       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOCA1 (Investing in shares of Oppenheimer Capital Appreciation
Fund/VA, Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  9       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
14   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOGS1 (Investing in shares of Oppenheimer Global Securities
Fund/VA, Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 25       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOSM1 (Investing in shares of Oppenheimer Main Street Small Cap
Fund/VA, Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USTB1 (Investing in shares of Oppenheimer Strategic Bond Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 38       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGIN1 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.99    $1.07  $1.00
Accumulation unit value at end of period                                                             $0.79    $0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                379      287     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UHSC1 (Investing in shares of Putnam VT Health Sciences Fund - Class
IB Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UIGR1 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVCP1 (Investing in shares of Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  1       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVGI1 (Investing in shares of Van Kampen Life Investment Trust
Growth and Income Portfolio Class II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  2       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVRE1 (Investing in shares of Van Kampen UIF U.S. Real Estate
Portfolio Class I Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
15   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount SCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (2/11/2000)
Accumulation unit value at beginning of period                                                       $1.05    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             12,876   11,399 11,511
----------------------------------------------------------------------------------------------------------------------------
Subaccount SBND1 (Investing in shares of AXP(R) Variable Portfolio -
Diversified Bond Fund) (2/11/2000) (previously AXP(R) Variable Portfolio -
Bond Fund)
Accumulation unit value at beginning of period                                                       $1.09    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.14    $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                894    1,363    688
----------------------------------------------------------------------------------------------------------------------------
Subaccount WESL8 (Investing in shares of AXP(R) Variable Portfolio - Equity
Select Fund) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.02       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WABA8 (Investing in shares of AIM V.I. Basic Value Fund, Series II
Shares) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WAAC8 (Investing in shares of AIM V.I. Capital Appreciation Fund,
Series II Shares) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WAAD8 (Investing in shares of AIM V.I. Capital Development Fund,
Series II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.94       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WGIP8 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/30/2002)
Accumulation unit value at beginning of period                                                       $0.96    $0.97  $1.00
Accumulation unit value at end of period                                                             $0.95    $0.96  $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                  1    4,722    292
----------------------------------------------------------------------------------------------------------------------------
Subaccount SPGR1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.48    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                              4,631    7,466  9,298
----------------------------------------------------------------------------------------------------------------------------
Subaccount STEC1 (Investing in shares of AllianceBernstein VP Technology
Portfolio (Class B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.70  $1.00
Accumulation unit value at end of period                                                             $0.29    $0.51  $0.70
Number of accumulation units outstanding at end of period (000 omitted)                              3,655    6,380  9,543
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEBC8 (Investing in shares of Evergreen VA Blue Chip Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WECG8 (Investing in shares of Evergreen VA Capital Growth Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WECB8 (Investing in shares of Evergreen VA Core Bond Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEEI8 (Investing in shares of Evergreen VA Equity Index Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEFF8 (Investing in shares of Evergreen VA Foundation Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.00       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
16   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEFD8 (Investing in shares of Evergreen VA Fund - Class 2)
(8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEGO8 (Investing in shares of Evergreen VA Global Leaders Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.92       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEGW8 (Investing in shares of Evergreen VA Growth and Income Fund -
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEGR8 (Investing in shares of Evergreen VA Growth Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEHI8 (Investing in shares of Evergreen VA High Income Fund - Class
2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.03       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEIG8 (Investing in shares of Evergreen VA International Equity
Fund - Class 2) (7/31/2002) (previously Evergreen VA International Growth Fund
- Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEMA8 (Investing in shares of Evergreen VA Masters Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEOE8 (Investing in shares of Evergreen VA Omega Fund - Class 2)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WESE8 (Investing in shares of Evergreen VA Special Equity Fund -
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WESM8 (Investing in shares of Evergreen VA Special Values Fund -
Class 2) (7/31/2002) (previously Evergreen VA Small Cap Value Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  2       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WEST8 (Investing in shares of Evergreen VA Strategic Income Fund -
Class 2) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.08       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFCO8 (Investing in shares of Fidelity(R) VIP
Contrafund(R) Portfolio Service Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFGR8 (Investing in shares of Fidelity(R) VIP Growth Portfolio
Service Class 2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
17   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount WINT8 (Investing in shares of FTVIPT Templeton Foreign Securities
Fund - Class 2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.84       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                330       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSND8 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSTR8 (Investing in shares of MFS(R) Total Return Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  6       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSUT8 (Investing in shares of MFS(R) Utilities Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOCA8 (Investing in shares of Oppenheimer Capital Appreciation
Fund/VA, Service Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOSM8 (Investing in shares of Oppenheimer Main Street Small Cap
Fund/VA, Service Shares) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 13       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WGIN8 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVCP8 (Investing in shares of Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVGI8 (Investing in shares of Van Kampen Life Investment Trust
Growth and Income Portfolio Class II Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVRE8 (Investing in shares of Van Kampen UIF U.S. Real Estate
Portfolio Class I Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
18   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI2 (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund) (3/3/2000)
Accumulation unit value at beginning of period                                                       $1.08    $1.08  $1.00
Accumulation unit value at end of period                                                             $0.86    $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 36       34      3
----------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM2 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.54    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                363      701    483
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSVA2 (Investing in shares of AXP(R) Variable Portfolio - Partners
Small Cap Value Fund) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI2 (Investing in shares of AXP(R) Variable Portfolio - Short
Duration U.S. Government Fund) (3/3/2000) (previously AXP(R) Variable
Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.10    $1.05  $1.00
Accumulation unit value at end of period                                                             $1.15    $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              1,155      592    331
----------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC2 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
Service Class 2) (5/1/2001)
Accumulation unit value at beginning of period                                                       $1.06    $1.00     --
Accumulation unit value at end of period                                                             $0.94    $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                 42        8     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVAS2 (Investing in shares of FTVIPT Franklin Small Cap Value
Securities Fund - Class 2) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  4       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS2 (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2) (3/3/2000)
Accumulation unit value at beginning of period                                                       $1.17    $1.11  $1.00
Accumulation unit value at end of period                                                             $1.02    $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                123       41      3
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOGS2 (Investing in shares of Oppenheimer Global Securities
Fund/VA, Service Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSTB2 (Investing in shares of Oppenheimer Strategic Bond Fund/VA,
Service Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.03       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WHSC2 (Investing in shares of Putnam VT Health Sciences Fund - Class
IB Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.84       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR2 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.59    $0.75  $1.00
Accumulation unit value at end of period                                                             $0.47    $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                666      730    499
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
19   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o    contract administrative charge,

o    variable account administrative charge,

o    applicable mortality and expense risk fee,


o    MAV death benefit,

o    GMIB - 6% Rising Floor fee,

o    Benefit Protector Plus fee, and


o withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the EDB, GMIB - MAV, PCR and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



--------------------------------------------------------------------------------
20   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------------------------ ----------------------------------------------------- -----------------------------
Investing In                         Investment Objectives and Policies                    Investment Adviser
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio - Cash     Objective: maximum current income consistent with     IDS Life, adviser; American
Management Fund                      liquidity and stability of principal. Invests         Express Financial
                                     primarily in money market securities.                 Corporation (AEFC),
                                                                                           subadviser.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio -          Objective: high level of current income while         IDS Life, adviser; AEFC,
Diversified Bond Fund (previously    conserving the value of the investment and            subadviser.
AXP(R) Variable Portfolio - Bond     continuing a high level of income for the longest
Fund)                                time period. Invests primarily in bonds and other
                                     debt obligations.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio -          Objective: high level of current income and, as a     IDS Life, adviser; AEFC,
Diversified Equity Income Fund       secondary goal, steady growth of capital. Invests     subadviser.
                                     primarily in dividend-paying common and preferred
                                     stocks.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio - Equity   Objective: growth of capital. Invests primarily in    IDS Life, adviser; AEFC,
Select Fund                          equity securities of medium-sized companies.          subadviser.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio - New      Objective: long-term growth of capital. Invests       IDS Life, adviser; AEFC,
Dimensions Fund(R)                   primarily in common stocks showing potential for      subadviser.
                                     significant growth.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio -          Objective: long-term capital appreciation.            IDS Life, adviser; AEFC,
Partners Small Cap  Value Fund       Non-diversified fund that invests primarily in        subadviser;  Royce &
                                     equity securities.                                    Associates, LLC., Third
                                                                                           Avenue Management LLC and
                                                                                           National City Investment
                                                                                           Company, subadvisers.
------------------------------------ ----------------------------------------------------- -----------------------------
AXP(R) Variable Portfolio - Short    Objective: a high level of current income and         IDS Life, adviser; AEFC,
Duration  U.S. Government Fund       safety of principal consistent with an investment     subadviser.
(previously AXP(R) Variable          in  U.S. government and government agency
Portfolio - Federal  Income Fund)    securities. Invests primarily in debt obligations
                                     issued or guaranteed as to principal and interest
                                     by the U.S. government, its agencies or
                                     instrumentalities.
------------------------------------ ----------------------------------------------------- -----------------------------
AIM V.I. Basic Value Fund, Series    Objective: long-term growth of capital. Invests at    A I M Advisors, Inc.
II Shares                            least 65% of its total assets in equity securities
                                     of U.S. issuers that have market capitalizations of
                                     greater than  $500 million and are believed to be
                                     undervalued in relation to long-term earning power
                                     or other factors.  The fund may invest 25% of its
                                     assets in foreign securities.
------------------------------------ ----------------------------------------------------- -----------------------------
AIM V.I. Capital Appreciation        Objective: growth of capital. Invests principally     A I M Advisors, Inc.
Fund,  Series II Shares              in common stocks of companies likely to benefit
                                     from new or innovative products, services or
                                     processes as well as those with above-average
                                     long-term growth and excellent prospects for future
                                     growth. The Fund may invest up to 25% of its assets
                                     in foreign securities.
------------------------------------ ----------------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
21   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------ ----------------------------------------------------- -----------------------------
Subaccount                           Investing In                                          Investment Objectives and
                                                                                           Policies
------------------------------------ ----------------------------------------------------- -----------------------------
AIM V.I. Capital Development         Objective: long-term growth of capital. Invests       A I M Advisors, Inc.
Fund,  Series II Shares              primarily in securities (including common stocks,
                                     convertible securities and bonds) of small- and
                                     medium-sized companies. The Fund may invest up to
                                     25% of its assets in foreign securities.
------------------------------------ ----------------------------------------------------- -----------------------------
AllianceBernstein  VP Growth and     Objective: reasonable current income and reasonable   Alliance Capital
Income Portfolio (Class B)           appreciation. Invests primarily in dividend-paying    Management, L.P.
                                     common stocks of good quality.
------------------------------------ ----------------------------------------------------- -----------------------------
AllianceBernstein  VP Premier        Objective: long-term growth of capital by pursuing    Alliance Capital
Growth Portfolio (Class B)           aggressive investment policies. Invests primarily     Management, L.P.
                                     in equity securities of a limited number of large,
                                     carefully selected, high-quality U.S. companies
                                     that are judged likely to achieve superior earnings
                                     growth.
------------------------------------ ----------------------------------------------------- -----------------------------
AllianceBernstein  VP Technology     Objective: growth of capital. Current income is       Alliance Capital
Portfolio  (Class B)                 only an incidental consideration. Invests primarily   Management, L.P.
                                     in securities of companies expected to benefit from
                                     technological advances and improvements.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Blue Chip Fund -        Objective: capital growth with the potential for      Evergreen Investment
Class 2                              income.  The Fund seeks to achieve its goal by        Management  Company, LLC
                                     investing at least  80% of its assets in common
                                     stocks of well-established, large U.S. companies
                                     representing a broad range of industries.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Capital Growth Fund -   Objective: long-term capital growth. The Fund seeks   Evergreen Investment
Class 2                              to achieve its goal by investing primarily in         Management Company, LLC;
                                     common stocks of large U.S. companies, which the      Pilgrim Baxter &
                                     portfolio managers believe have the potential for     Associates, Ltd, is the
                                     capital growth over the intermediate- and long-term.  sub-investment adviser.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Core Bond Fund -        Objective: the Fund seeks to maximize total return    Evergreen Investment
Class 2                              through a combination of current income and capital   Management  Company, LLC
                                     growth.  The Fund invests primarily in U.S. dollar
                                     denominated investment grade debt securities issued
                                     or guaranteed by the U.S. Treasury or by an agency
                                     or instrumentality of the U.S. Government,
                                     corporate bonds, mortgage-backed securities,
                                     asset-backed securities, and other income producing
                                     securities.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Equity Index Fund -     Objective: achieve price and yield performance        Evergreen Investment
Class 2                              similar to the S&P(R) 500 Index. The Fund seeks to    Management  Company, LLC
                                     achieve its goal by investing substantially all of
                                     its assets in equity securities that represent a
                                     composite of the S&P 500(R) Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Foundation Fund -       Objective: capital growth and current income. The     Evergreen Investment
Class 2                              Fund seeks to achieve its goal by investing in a      Management  Company, LLC
                                     combination of equity and debt securities. Under
                                     normal conditions, the Fund will invest at least
                                     25% of its assets in debt securities and the
                                     remainder in equity securities.
------------------------------------ ----------------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
22   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------ ----------------------------------------------------- -----------------------------
Subaccount                           Investing In                                          Investment Objectives and
                                                                                           Policies
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Fund -  Class 2         Objective: long-term capital growth. The Fund seeks   Evergreen Investment
                                     to achieve its goal by investing primarily in         Management  Company, LLC
                                     common stocks of large U.S. companies, whose market
                                     capitalizations at time of purchase falls within
                                     the range tracked by the Russell 1000(R) Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Global Leaders Fund -   Objective: long-term capital growth. Invests          Evergreen Investment
Class 2                              primarily in a diversified portfolio of equity        Management  Company, LLC
                                     securities of companies located in the world's
                                     major industrialized countries.  The Fund will make
                                     investments in no less than three countries, which
                                     may include the U.S., but may invest more than 25%
                                     of its assets in one country.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Growth and Income       Objective: capital growth in the value of its         Evergreen Investment
Fund - Class 2                       shares and current income. Invests in primarily       Management  Company, LLC
                                     common stocks of medium- to large-sized U.S.
                                     companies whose market capitalizations at time of
                                     purchase fall within the range tracked by the
                                     Russell 1000(R) Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Growth  Fund - Class 2  Objective: long-term capital growth. The Fund seeks   Evergreen Investment
                                     to achieve its goal by investing at least 75% of      Management  Company, LLC
                                     its assets in common stocks of small- and
                                     medium-sized companies whose market capitalizations
                                     at time of purchase falls within the range of those
                                     tracked by the Russell 2000(R) Growth Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA High Income Fund -      Objective: high level of current income, with         Evergreen Investment
Class 2                              capital growth as secondary objective. The Fund       Management  Company, LLC
                                     seeks to achieve its goal by investing primarily in
                                     both low-rated and  high-rated fixed-income
                                     securities, including debt securities, convertible
                                     securities, and preferred stocks that are
                                     consistent with its primary investment objective of
                                     high current income.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA International Equity    Objective: long-term capital growth, with modest      Evergreen Investment
Fund - Class 2 (previously           income as a secondary objective. The Fund seeks to    Management  Company, LLC
Evergreen VA International Growth    achieve its goal by investing primarily in equity
Fund - Class 2)                      securities issued by established, quality non-U.S.
                                     companies located in countries with developed
                                     markets and may purchase securities across all
                                     market capitalizations. The Fund may also invest in
                                     emerging markets.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Masters  Fund - Class   Objective: long-term capital growth. The              Evergreen Investment
2                                    portfolio's assets are invested on an approximately   Management Company, LLC,
                                     equal basis among the following four styles, each     investment adviser; MFS
                                     implemented by a different sub-investment adviser:    Institutional Advisors,
                                     1) equity securities of U.S. and foreign companies    Inc., OppenheimerFunds,
                                     that are temporarily undervalued;  2) equity          Inc. and Marsico Capital
                                     securities expected to show growth above that of      Management, LLC
                                     the overall economy and inflation; 3) blended         sub-investment advisers.
                                     growth and value-oriented strategy focusing on
                                     foreign and domestic large-cap equity securities;
                                     and 4) growth oriented strategy focusing on
                                     large-cap equity securities of  U.S. and foreign
                                     issuers.
------------------------------------ ----------------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
23   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------ ----------------------------------------------------- -----------------------------
Subaccount                           Investing In                                          Investment Objectives and
                                                                                           Policies
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Omega  Fund - Class 2   Objective: long-term capital growth. Invests          Evergreen Investment
                                     primarily in common stocks and securities             Management  Company, LLC
                                     convertible into common stocks of U.S. companies
                                     across all market capitalizations.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Special Equity Fund -   Objective: capital growth. The Fund seeks to          Evergreen Investment
Class 2                              achieve its goal by investing at least 80% of its     Management  Company, LLC
                                     assets in common stocks of small U.S. companies
                                     whose market capitalizations at time of purchase
                                     fall within a range tracked by the Russell 2000(R)
                                     Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Special Values Fund -   Objective: capital growth in the value of its         Evergreen Investment
Class 2  (previously Evergreen VA    shares. The Fund seeks to achieve its goal by         Management  Company, LLC
Small Cap Value Fund - Class 2)      investing at least 80% of its assets in common
                                     stocks of small U.S. companies whose market
                                     capitalizations at the time of purchase fall within
                                     the range tracked by the Russell 2000(R) Index.
------------------------------------ ----------------------------------------------------- -----------------------------
Evergreen VA Strategic Income Fund   Objective: high current income from interest on       Evergreen Investment
- Class 2                            debt securities with a secondary objective of         Management  Company, LLC
                                     potential for growth of capital in selecting
                                     securities. The Fund seeks to achieve its goal by
                                     investing primarily in domestic  high-yield,
                                     high-risk "junk" bonds and other debt securities
                                     (which may be denominated in U.S. dollars or  in
                                     non-U.S. currencies) of foreign governments and
                                     foreign corporations.
------------------------------------ ----------------------------------------------------- -----------------------------
Fidelity(R) VIP Contrafund(R)        Objective: seeks long-term capital appreciation.      Fidelity Management &
Portfolio Service Class 2            Normally invests primarily in common stocks.          Research Company (FMR),
                                     Invests in either "growth" stocks or "value" stocks   investment manager; FMR
                                     or both. Invests in securities of companies whose     U.K. and FMR Far East,
                                     value it believes is not fully recognized by the      sub-investment advisers.
                                     public. The fund invests in domestic and foreign
                                     issuers.
------------------------------------ ----------------------------------------------------- -----------------------------
Fidelity(R) VIP Growth Portfolio     Objective: seeks to achieve capital appreciation.     FMR, investment manager;
Service Class 2                      Normally invests primarily in common stocks of        FMR U.K., FMR Far East,
                                     foreign and domestic companies that it believes       sub-investment advisers.
                                     have above-average growth potential.
------------------------------------ ----------------------------------------------------- -----------------------------
Fidelity(R) VIP Mid Cap Portfolio    Objective: seeks long-term growth of capital.         FMR, investment manager;
Service Class 2                      Normally invests at least 80% of assets in            FMR U.K., FMR Far East,
                                     securities of foreign and domestic companies with     sub-investment advisers.
                                     medium market capitalization common stocks. Invests
                                     in growth or value common stocks. May invest in
                                     companies with smaller or larger market
                                     capitalizations.
------------------------------------ ----------------------------------------------------- -----------------------------
FTVIPT Franklin Small Cap Value      Objective: seeks long-term total return. The Fund     Franklin Advisory Services,
Securities Fund - Class 2            normally invests at least 80% of its net assets in    LLC
                                     investments of small capitalization companies. For
                                     this Fund, small cap companies are those with
                                     market cap values not exceeding $2.5 billion, at
                                     the time of purchase. The Fund's manager invests in
                                     small companies that it believes are undervalued.
------------------------------------ ----------------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
24   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------ ----------------------------------------------------- -----------------------------
Subaccount                           Investing In                                          Investment Objectives and
                                                                                           Policies
------------------------------------ ----------------------------------------------------- -----------------------------
FTVIPT Mutual Shares Securities      Objective: seeks capital appreciation, with income    Franklin Mutual Advisers,
Fund - Class 2                       as a secondary goal. The Fund normally invests        LLC
                                     mainly in  U.S. equity securities that the Fund's
                                     manager believes are available at market prices
                                     less than their value based on certain recognized
                                     or objective criteria, including undervalued
                                     stocks, restructuring companies and distressed
                                     companies.
------------------------------------ ----------------------------------------------------- -----------------------------
FTVIPT Templeton Foreign             Objective: seeks long-term capital growth. The Fund   Templeton Investment
Securities Fund - Class 2            normally invests at least 80% of its net assets in    Counsel, LLC
                                     investments, primarily equity securities, of
                                     issuers located outside the U.S., including those
                                     in emerging markets.
------------------------------------ ----------------------------------------------------- -----------------------------
MFS(R) New Discovery  Series -       Objective: capital appreciation. Invests in at        MFS Investment Management(R)
Service Class                        least 65% of its net assets in equity securities of
                                     emerging growth companies.
------------------------------------ ----------------------------------------------------- -----------------------------
MFS(R) Total Return  Series -        Objective: above-average income consistent with the   MFS Investment Management(R)
Service Class                        prudent employment of capital, with growth of
                                     capital and income as a secondary objective.
                                     Invests primarily in a combination of equity and
                                     fixed income securities.
------------------------------------ ----------------------------------------------------- -----------------------------
MFS(R) Utilities Series - Service    Objective: capital growth and current income.         MFS Investment Management(R)
Class                                Invests primarily in equity and debt securities of
                                     domestic and foreign companies in the utilities
                                     industry.
------------------------------------ ----------------------------------------------------- -----------------------------
Oppenheimer Capital Appreciation     Objective: capital appreciation. Invests in           OppenheimerFunds, Inc.
Fund/VA, Service Shares              securities of well-known, established companies.
------------------------------------ ----------------------------------------------------- -----------------------------
Oppenheimer Global Securities        Objective: long-term capital appreciation. Invests    OppenheimerFunds, Inc.
Fund/VA,  Service Shares             mainly in common stocks of U.S. and foreign issuers
                                     that are "growth-type" companies, cyclical
                                     industries and special situations that are
                                     considered to have appreciation possibilities.
------------------------------------ ----------------------------------------------------- -----------------------------
Oppenheimer Main Street Small Cap    Objective: seeks capital appreciation. Invests        OppenheimerFunds, Inc.
Fund/VA,  Service Shares             mainly in common stocks of small-capitalization
                                     U.S. companies that the fund's investment manager
                                     believes have favorable business trends or
                                     prospects.
------------------------------------ ----------------------------------------------------- -----------------------------
Oppenheimer Strategic Bond           Objective: high level of current income principally   OppenheimerFunds, Inc.
Fund/VA, Service Shares              derived from interest on debt securities. Invests
                                     mainly in three market sectors: debt securities of
                                     foreign governments and companies, U.S. government
                                     securities, and lower-rated high yield securities
                                     of U.S. and foreign companies.
------------------------------------ ----------------------------------------------------- -----------------------------
Putnam VT Growth and Income Fund     Objective: capital growth and current income. The     Putnam Investment
-  Class IB Shares                   fund pursues its goal by investing mainly in common   Management, LLC
                                     stocks of U.S. companies with a focus on value
                                     stocks that offer the potential for capital growth,
                                     current income or both.
------------------------------------ ----------------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
25   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------ ----------------------------------------------------- -----------------------------
Subaccount                           Investing In                                          Investment Objectives and
                                                                                           Policies
------------------------------------ ----------------------------------------------------- -----------------------------
Putnam VT Health Sciences Fund -     Objective: capital appreciation. The fund pursues     Putnam Investment
Class IB Shares                      its goal by investing mainly in growth stocks of      Management, LLC
                                     companies in the health sciences industries. Under
                                     normal circumstances, the fund invests at least 80%
                                     of the fund's net assets in securities of (a)
                                     companies that derive at least 50% of their assets,
                                     revenues or profits from the pharmaceutical, health
                                     care services, applied research and development and
                                     medical equipment and supplies industries, or  (b)
                                     companies we think have the potential for growth as
                                     a result of their particular products, technology,
                                     patents or other market advantages in the health
                                     sciences industries.
------------------------------------ ----------------------------------------------------- -----------------------------
Putnam VT International Equity       Objective: capital appreciation. The fund pursues     Putnam Investment
Fund - Class IB Shares               its goal by investing mainly in common stocks of      Management, LLC
                                     companies outside the United States.
------------------------------------ ----------------------------------------------------- -----------------------------
Van Kampen Life Investment Trust     Objective: seeks capital growth and income through    Van Kampen Asset Management
Comstock Portfolio Class II Shares   investments in equity securities, including common    Inc.
                                     stocks, preferred stocks and securities convertible
                                     into common and preferred stocks.
------------------------------------ ----------------------------------------------------- -----------------------------
Van Kampen Life Investment Trust     Objective: long-term growth of capital and income.    Van Kampen Asset Management
Growth and Income Portfolio Class    The portfolio seeks to achieve its investment         Inc.
II Shares                            objective by investing primarily in income
                                     producing equity securities, including common
                                     stocks and convertible securities, and
                                     non-convertible preferred stocks and debt
                                     securities.
------------------------------------ ----------------------------------------------------- -----------------------------
Van Kampen UIF U.S. Real Estate      Objective: above average current income and           Morgan Stanley Investment
Portfolio Class I Shares             long-term capital appreciation by investing           Management Inc., doing
                                     primarily in equity securities of companies in the    business in certain
                                     U.S. real estate industry, including real estate      instances as  Van Kampen.
                                     investment trusts.
------------------------------------ ----------------------------------------------------- -----------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.



--------------------------------------------------------------------------------
26   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

Guarantee Period Accounts (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any other state that does not allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs if the interest rate we are then crediting to the GPAs is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). There are also restrictions on transfers to and from the GPA accounts (see "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee future guaranteed interest rates.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

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27   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

            If your GPA rate is: The MVA is:
           Less than the new GPA rate + 0.10%                    Negative
           Equal to the new GPA rate + 0.10%                     Zero
           Greater than the new GPA rate + 0.10%                 Positive

General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

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28   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Sample MVA Calculations

The precise MVA formula we apply is as follows:

      Early withdrawal amount x [(  1  +  i  )(to the power of n/12) - 1] = MVA
                                  ------------
                                  1 + j + .001

  Where   i  = rate  earned  in  the  GPA  from  which  amounts  are  being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n  = number of months  remaining  in the  current  Guarantee  Period
               (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:



           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                  ---------------
                  1 + .05 + .001


In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:


           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = $27.21
                  ---------------
                  1 + .04 + .001


In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

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29   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The One-Year Fixed Account

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). We also reserve the right to limit transfers to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional MAV death benefit(2);

o    the optional EDB(2);


o    the optional GMIB - MAV rider(3);

o    the optional GMIB - 6% Rising Floor rider(3);

o    the optional PCR(3);

o    the optional Benefit Protector Death Benefit(4);

o    the optional Benefit Protector Plus Death Benefit(4);

o    the length of the withdrawal charge schedule (5 or 7 years)(5); and


o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account and/or the subaccounts of the variable account in even 1% increments subject to the $1,000 minimum for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.





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30   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next Accumulation unit value at end of period calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2;

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.


Minimum purchase payments

     If paying by SIP:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total allowable purchase payments* (without prior approval):

          $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



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31   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.(1)


For applications signed on or after Nov. 6, 2003, for a contract with a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the GPAs, the one-year fixed account and the subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.




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32   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.


These fees are based on the death benefit guarantee whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                   Qualified     Nonqualified
Seven-year withdrawal charge schedule              annuities       annuities
ROP death benefit                                    0.85%            1.10%
MAV death benefit(1),(2)                             1.05             1.30
EDB(1)                                               1.15             1.40

Five-year withdrawal charge schedule
ROP death benefit                                    1.15             1.40
MAV death benefit(1),(2)                             1.35             1.60
EDB(1)                                               1.45             1.70

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003 or if your state has not approved the fee, the MAV death benefit is .10% less.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.




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33   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIBterminates.

We calculate the fee as follows:

            GMIB - MAV                        0.55% x (CV + ST - FAV)
            GMIB - 6% Rising Floor            0.75% x (CV + ST - FAV)

     CV  = contract value on the contract anniversary

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

Example

o You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

o On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

o On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

o    The GMIB fee for:

          GMIB - MAV is 0.55%; and

          GMIB - 6% Rising Floor is 0.75%.

     We calculate the charge as follows:

      Contract value on the contract anniversary:                                 $73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                          +15,000
      minus the value of the one-year fixed account on the contract anniversary:  -15,250
                                                                                  --------
                                                                                  $73,000
The GMIB fee charged to you:

      GMIB - MAV                  (0.55% X $73,000) =                             $401.50

      GMIB - 6% Rising Floor      (0.75% X $73,000) =                             $547.50

(1) If you select the PCR, you cannot add a GMIB rider. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. May not be available in all states.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

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34   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See "The Guarantee Period Accounts -- Market Value Adjustment (MVA).")

The Total Free Amount (TFA) is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:


   (a) is 10% of your prior anniversary's contract value, and

   (b) is current contract earnings.

NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.



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35   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

           PPW = XSF + (ACV - XSF) x (PPNPW - XSF)
                        ---------
                       (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                         Seven-year schedule                                            Five-year schedule(1)
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(1) The five-year withdrawal charge schedule may not be available in all states.

Example

Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:



         Amount requested          or      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - withdrawal charge                 .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.




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36   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:

o The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

o    We received these payments

     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

o    The prior anniversary Jan. 1, 2012 contract value was $38,488.

Withdrawal Charge       Explanation
        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        560         $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
        420         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 7% withdrawal charge.
       $980

Under the same scenario, the withdrawal charge on a contract with a five-year withdrawal charge schedule would be calculated:

Withdrawal Charge   Explanation

        $ 0 $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        320 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and

        360         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 6% withdrawal charge.
       $680

Waiver of withdrawal charges

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period;* and

o    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

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37   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:


o the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account;


o plus any purchase payment credits allocated to the GPAs and one-year fixed account;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the GMIB - MAV fee (if applicable);

o    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

o    minus any prorated portion of the PCR fee (if applicable);

o    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

o minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, or fee for any optional contract riders (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate Accumulation unit value at end of periods:

Number of units: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current Accumulation unit value at end of period.

Accumulation unit value at end of period: the current Accumulation unit value at end of period for each subaccount equals the last value times the subaccount's current net investment factor.



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38   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the Accumulation unit value at end of period may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the GMIB - MAV fee (if applicable);


o    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

o    a prorated portion of the PCR fee (if applicable);

o    a prorated portion of the Benefit Protector fee (if applicable); and/or

o    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit value at end of periods will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.



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39   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in Accumulation unit value at end of periods caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...           ---->     May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or the subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

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40   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account of a different duration and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify, subject to the 30% limitation rule (see "Transfer policies"). Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next Accumulation unit value at end of period calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.



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41   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


o    not accepting telephone or electronic transfer requests;

o    requiring transfer requests to be sumbmitted by U.S. Mail;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.



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42   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to:


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals


Your sales representative can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.*


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 By phone

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.*


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


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43   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Withdrawals


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value at end of period calculated after we receive your request. We may ask you to return the contract. You may have to pay charges, MAV death benefit or EDB charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your GPAs, the one-year fixed account and/or subaccounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each GPA, the one-year fixed account and subaccount must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Withdrawal Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

--------------------------------------------------------------------------------
44   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the GMIB and Benefit Protector Plus Death Benefit riders will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

Benefits in Case of Death

There are three death benefit options under your contract:

o    Return of Purchase Payments death benefit (ROP);

o    Maximum Anniversary Value death benefit (MAV); and

o    Enhanced Death Benefit (EDB).


If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a GMIB, you must elect the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     Adjusted partial withdrawals for the ROP or MAV death benefit = PW x DB
                                                                     --------
                                                                        CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

o On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:
     Contract value at death:                                                    $23,000.00
                                                                                 ==========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $25,000.00
        minus adjusted partial withdrawals calculated as:

         1,500 x 25,000  =                                                        -1,704.55
         --------------                                                            --------
             22,000

         for a death benefit of:                                                 $23,295.45
                                                                                 ==========
     ROP death benefit, calculated as the greatest of these two values:          $23,295.45

--------------------------------------------------------------------------------
45   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add a GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:
         Contract value at death:                                                     $ 20,500.00
                                                                                      ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                $ 20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $20,000
              ---------------- =                                                        -1,363.64
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 18,636.36
                                                                                      ===========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                  $ 24,000.00
              plus purchase payments made since that anniversary:                           +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000
              ---------------- =                                                        -1,636.36
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 22,363.64
                                                                                      ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                  $ 22,363.64

--------------------------------------------------------------------------------
46   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with the EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.


If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add a GMIB to your contract, you must select either the MAV death benefit or the EDB.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments allocated to the subaccounts increased by 5%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% rising floor adjusted transfers or partial withdrawals  =  PWT x VAF
                                                                 ---------
                                                                     SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example

o You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:

       Contract value at death:                                   $22,800.00
                                                                  ==========
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                $25,000.00
          minus adjusted partial withdrawals, calculated as:

          $1,500 x $25,000  =                                      -1,543.21
          ---------------                                         ----------
             $24,300

          for a return of purchase payments death benefit of:     $23,456.79
                                                                  ==========

--------------------------------------------------------------------------------
47   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
       The MAV on the immediately preceding anniversary:                    $25,000.00
       plus purchase payments made since that anniversary:                       +0.00
       minus adjusted partial withdrawals made since that
       anniversary, calculated as:

       $1,500 X $25,000
       ----------------  =                                                   -1,543.21
           $24,300                                                         -----------

       for a MAV death benefit of:                                          $23,456.79
                                                                           ===========

   The 5% rising floor:
       The variable account floor on Jan. 1, 2003,
       calculated as: 1.05 x $20,000 =                                      $21,000.00
       plus amounts allocated to the subaccounts since that anniversary:         +0.00
       minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:

       $1,500 X $21,000
       ----------------  =                                                  -$1,657.89
           $19,000                                                         -----------

       variable account floor benefit:                                      $19,342.11
       plus the one-year fixed account value:                                +5,300.00
       5% rising floor (value of the GPAs, one-year fixed account
       and the variable account floor):                                     $24,642.11
                                                                           ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                              $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value at end of period calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.



--------------------------------------------------------------------------------
48   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 701/2. If you attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 701/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 701/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

o    you must hold the GMIB for 7 years,

o the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

o you can only exercise the GMIB within 30 days after a contract anniversary, and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. The PCR rider is not available with either GMIB rider. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

You may select one of the following GMIB rider options:

o    GMIB - Maximum Anniversary Value (MAV); or


o    GMIB - 6% Rising Floor.


--------------------------------------------------------------------------------
49   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GMIB - MAV

GMIB benefit base:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT x CVG
    ----------
        ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

Exercising the GMIB - MAV:

o you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

--------------------------------------------------------------------------------
50   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

Terminating the GMIB - MAV:

o You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

o You may terminate the GMIB - MAV any time after the seventh rider anniversary.

o    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

     o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments          MAV            benefit base
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.



--------------------------------------------------------------------------------
51   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                         Minimum Guaranteed Monthly Income
Contract                                                            Plan A -            Plan B -          Plan D - joint and
anniversary                         GMIB                         life annuity --    life annuity with     last survivor life
at exercise                     benefit base                        no refund       ten years certain    annuity -- no refund
 10                           $152,000 (MAV)                       $  785.84            $  766.08              $627.76
 15                            215,000 (Contract Value = MAV)       1,272.80             1,212.60               984.70

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                            Plan A -            Plan B -          Plan D - joint and
anniversary                                                      life annuity --    life annuity with     last survivor life
at exercise                 Contract value                          no refund       ten years certain    annuity -- no refund
 10                           $126,000                             $  580.86            $  565.74              $454.86
 15                            215,000                              1,150.25             1,098.65               872.96



In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

GMIB - 6% Rising Floor

GMIB benefit base:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments allocated to the subaccounts increased by 6%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

o    subtract each payment adjusted for market value from the contract value.

o subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

--------------------------------------------------------------------------------
52   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

      PMT x CVG
      ---------
         ECV


     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.


     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT x (1.06)(to the power of CY)

      CY = the full number of contract years the payment has been in the contract.

Exercising the GMIB - 6% Rising Floor:

o you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.



--------------------------------------------------------------------------------
53   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Terminating the GMIB - 6% Rising Floor:

o You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

o You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

o    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

o There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments    6% rising floor      benefit base
  1                                                 $107,000             $100,000            $106,000
  2                                                  125,000              100,000             112,360
  3                                                  132,000              100,000             119,102
  4                                                  150,000              100,000             126,248
  5                                                   85,000              100,000             133,823
  6                                                  120,000              100,000             141,852
  7                                                  138,000              100,000             150,363             $150,363
  8                                                  152,000              100,000             159,388              159,388
  9                                                  139,000              100,000             168,948              168,948
 10                                                  126,000              100,000             179,085              179,085
 11                                                  138,000              100,000             189,830              189,830
 12                                                  147,000              100,000             201,220              201,220
 13                                                  215,000              100,000             213,293              215,000
 14                                                  234,000              100,000             226,090              234,000
 15                                                  240,000              100,000             239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                       Minimum Guaranteed Monthly Income
Contract                                                            Plan A -            Plan B -          Plan D - joint and
anniversary                      GMIB                            life annuity --    life annuity with     last survivor life
at exercise                  benefit base                           no refund       ten years certain    annuity -- no refund
 10                           $179,085 (6% Rising Floor)           $  875.73            $  852.44            $  693.06
 15                            240,000 (Contract Value)             1,351.20             1,291.20             1,036.80


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates




--------------------------------------------------------------------------------
54   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS
stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                            Plan A -            Plan B -          Plan D - joint and
anniversary                    Contract                          life annuity --    life annuity with     last survivor life
at exercise                      value                              no refund       ten years certain    annuity -- no refund
 10                           $126,000                             $  580.86            $  565.74              $454.86
 15                            240,000                              1,284.00             1,226.40               974.40


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

Investment selection under the PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   Target value adjusted partial withdrawals  =  PW x TV
                                                 -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

--------------------------------------------------------------------------------
55   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Exercising the PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

   5% x (PP - PCRPW - PP5)

     PP   =    total purchase payments and purchase payment credits.


  PCRPW   =    PCR  adjusted  partial  withdrawals.  The  PCR  adjusted  partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix.

     PP5  =    purchase payments and purchase payment credits made in the prior five years.

               We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the GPAs, the one-year fixed account and subaccounts according to your current asset allocation.


Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR

o You may terminate the PCR within 30 days following the first rider anniversary.

o You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

o    The PCR will terminate on the date:

     -- you make a full withdrawal from the contract,

     -- that a death benefit is payable, or

     -- you choose to begin taking annuity payouts.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

o    There are no additional purchase payments and no partial withdrawals

o    On Jan. 1, 2013, the contract value is $200,000

o We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

o On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

o If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.

--------------------------------------------------------------------------------
56  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not

         previously withdrawn):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                           $110,000

     plus the Benefit Protector benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

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57  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):         $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                       ---------
     Total death benefit of:                                           $  58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                               $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                     $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)            +55,000
                                                                       ---------
     Total death benefit of:                                           $ 304,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                               $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)
         0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                       ---------
     Total death benefit of:                                           $ 308,000

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with EDB.

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58  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              Percentage if you and the annuitant are           Percentage if you or the annuitant are
Contract year                 under age 70 on the rider effective date          70 or older on the rider effective date
One and Two                                  0%                                               0%
Three and Four                              10%                                            3.75%
Five or more                                20%                                             7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o  the applicable death benefit PLUS

                              If you and the annuitant are under                If you or the annuitant are age 70
Contract year                 age 70 on the rider effective date, add...        or older on the rider effective date, add...
One                           Zero                                              Zero

Two                           40% X earnings at death (see above)               15% X earnings at death

Three and Four                40% X (earnings at death + 25%                    15% X (earnings at death + 25%
                              of initial purchase payment*)                     of initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of                 15% X (earnings at death + 50% of
                              initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector Plus

o You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (contract value):                                    $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                            +4,000
                                                                                ---------
      Total death benefit of:                                                   $ 114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

         MAV death benefit (MAV):                                               $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                            +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                          +10,000
                                                                                ---------
      Total death benefit of:                                                   $ 124,000

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59  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):               $ 57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                              +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 X $55,000 =                      +5,500
                                                                                 --------
      Total death benefit of:                                                    $ 64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

         MAV death benefit (contract value):                                    $ 200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $ 249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 315,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

         MAV death benefit (contract value):                                    $ 250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                           +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                           +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

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60  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine

--------------------------------------------------------------------------------
61 EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal.
(See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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62  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Withdrawals: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


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63  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS
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Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withdrawals: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.


Purchase payment credits and PCR credits: These are considered earnings and are taxed accordingly when withdrawn or paid out.


Special considerations if you select either the MAV death benefit, EDB, GMIB, Benefit Protector or Benefit Protector Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


American Enterprise Life's tax status: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



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64  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



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65  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.




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66  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                         Six months ended
                                    June 30, 2003   June 30, 2002
(thousands)                          (unaudited)     (unaudited)      2002        2001        2000        1999         1998
Net investment income              $  178,529      $  139,850    $  292,067   $  271,718  $  299,759  $  322,746   $  340,219
Net gain (loss) on investments         25,257          (3,560)            3      (89,920)        469       6,565       (4,788)
Other                                   9,549           9,701        18,906       16,245      12,248       8,338        7,662
Total revenues                     $  213,335      $  145,991    $  310,976   $  198,043  $  312,476  $  337,649   $  343,093
Income (loss) before income taxes      26,144         (17,022)   $  (52,177)  $  (63,936) $   38,452  $   50,662   $   36,421
Net income (loss)                      16,999         (11,145)   $  (33,690)  $  (41,728) $   24,365  $   33,987   $   22,026
Total assets                       $8,528,677      $8,026,730    $8,026,730   $5,275,681  $4,652,221  $4,603,343   $4,885,621
                                   ----------      ----------    ----------   ----------  ----------  ----------   ----------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Six months ended June 30, 2003 compared to six months ended June 30, 2002:


Net income was $17 million for the six months ended June 30, 2003, compared to a net loss of $11 million for the six months ended June 30, 2002. The increase in net income primarily reflects increased investment income due to higher investment levels and increased net realized gains partially offset by increased interest credited on annuity contracts and the impact of lower average investment yields.

Premiums and investment contract deposits totaled $1.4 billion for the six months ended June 30, 2003, compared to $651 million for the six months ended June 30, 2002. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the Company's variable annuities.

Contractholder charges increased 31% to $3.8 million for the six months ended June 30, 2003, compared with $2.9 million for the six months ended June 30, 2002, due primarily to an increase in variable annuity contract surrender charges.

Mortality and expense risk fees decreased 15% to $5.8 million for the six months ended June 30, 2003 compared with $6.8 million for the six months ended June 30, 2002.

Net investment income increased to $179 million for the six months ended June 30, 2003 compared with $140 million for the same period last year. This increase was primarily due to higher average fixed maturity security portfolio balances in 2003 partially offset by the impact of lower average yields.

Net realized gain on investments was $25 million for the six months ended June 30, 2003 compared to a net loss of $4 million for the six months ended June 30, 2002. For the six month period ended June 30, 2003, $45 million of total investment gains were partially offset by $20 million of impairments and losses. Included in these total investment gains and losses are $45 million of gross realized gains and $9 million of gross realized losses from sales of securities, as well as $9 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the six month period ended June 30, 2002, $12 million of total investment gains were more than offset by ($16 million) of impairments and losses. Included in these total investment gains and losses are $12 million of gross realized gains and ($5 million) of gross realized losses from sales of securities, as well as ($8 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale.

Total benefits and expenses were $187 million, an increase of 15% from the six months ended June 30, 2002. This increase reflects higher interest credited on investment contracts and universal life-type insurance, which increased 28% to $126 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to the relatively low interest rate environment.

Other insurance and operating expenses declined $11 million or 25%. The decrease reflects comparatively more favorable market value adjustments on interest rate swaps during 2003.

Amortization of deferred policy acquisition costs (DAC) increased to $28 million for the six months ended June 30, 2003, compared to $21 million for the six months ended June 30, 2002. The expense growth was primarily due to third quarter 2002 changes in assumed customer asset value growth rates.



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67  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Six months ended June 30, 2002 compared to six months ended June 30, 2001:


Consolidated net loss was $11 million for the six months ended June 30, 2002, compared to $46 million in 2001. Loss before income taxes totaled $17 million in the first six months of 2002, compared with $71 million in the first six months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first six months of 2001.

Premiums received totaled $651 million for the six months ended June 30, 2002, compared to $433 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges decreased 5% to $2.9 million for the six months ended June 30, 2002, compared with $3.1 million a year ago, due primarily to a decline in fixed annuity surrenders and lapses.

Mortality, expense risk and other fees increased to $6.8 million for the six months ended June 30, 2002 compared with $4.7 million a year ago. This was primarily due to an increase in average separate account assets outstanding. We received a mortality and expense risk fee from the separate accounts.

Net investment income increased to $140 million for the six months ended June 30, 2002 compared with $133 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio rates.

Net realized loss on investments was $3.6 million for the six months ended June 30, 2002 compared to a net realized loss of $85 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $163 million, an increase of 28% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 10% to $99 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, reflected in the increase in Other insurance and operating expenses. We entered into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins.

Amortization of deferred policy acquisition costs (DACs) decreased to $21 million for the six months ended June 30, 2002, compared to $23 million a year ago. The decline was due primarily to improved persistency of fixed deferred annuity business.


2002 Compared to 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.


Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.


Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.



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68  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).


Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

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69  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

2001 Compared to 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.


Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.


Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.


Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.


Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.


Other operating expenses increased slightly to approximately $36 million in 2001.

Impact of Market Volatility on Results of Operations

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

Certain Critical Accounting Policies

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

Investments

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines
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70  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS
that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Risk Management


The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.


We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

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71  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.


The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.


Liquidity and Capital Resources

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.


At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.


During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

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72  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS
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The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

Forward-Looking Statements

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.



Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.


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73  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS
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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Financial Statements

Consolidated Balance Sheets
                                                                                                       June 30,    December 31,
June 30, 2003                                                                                            2003          2002
(In thousands, except par value and share amounts)                                                    (Unaudited)
Assets
Investments:
   Fixed maturity Available-for-Sale securities, at fair value
     (amortized cost: 2003, $6,450,062; 2002, $5,105,431)                                             $6,695,661   $5,288,855
   Mortgage loans on real estate (less reserves: 2003, $7,927; 2002, $6,082)                             548,558      587,535
   Other investments                                                                                       5,370        2,381
                                                                                                           -----        -----
      Total investments                                                                                7,249,589    5,878,771
Cash and cash equivalents                                                                                 84,468    1,118,692
Amounts due from brokers                                                                                     574        2,775
Accrued investment income                                                                                 62,400       53,673
Deferred policy acquisition costs                                                                        312,936      260,577
Other assets                                                                                              18,934       17,471
Separate account assets                                                                                  799,776      694,771
                                                                                                         -------      -------
      Total assets                                                                                    $8,528,677   $8,026,730
                                                                                                      ==========   ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits for fixed annuities and universal life-type insurance                       $6,598,893   $5,411,954
   Policy claims and other policyholders' funds                                                           20,950        9,050
   Amounts due to brokers                                                                                116,228      985,081
   Deferred income taxes                                                                                  49,017       17,608
   Other liabilities                                                                                      62,868       82,453
   Separate account liabilities                                                                          799,776      694,771
                                                                                                         -------      -------
   Total liabilities                                                                                   7,647,732    7,200,917
                                                                                                       ---------    ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000 shares
     issued and outstanding                                                                                3,000        3,000
   Additional paid-in capital                                                                            591,872      591,872
   Retained earnings                                                                                     156,915      139,916
   Other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                    140,175      104,259
      Net unrealized derivative losses                                                                   (11,017)     (13,234)
                                                                                                         -------      -------
      Accumulated other comprehensive income                                                             129,158       91,025
                                                                                                         -------       ------
   Total stockholder's equity                                                                            880,945      825,813
                                                                                                         -------      -------
Total liabilities and stockholder's equity                                                            $8,528,677   $8,026,730
                                                                                                      ==========   ==========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Consolidated Statements of Operations
(unaudited)
Six months ended June 30, (In thousands)                                                                    2003         2002
Revenues
Contractholder charges                                                                                  $  3,786     $  2,888
Mortality and expense risk fees                                                                            5,763        6,813
Net investment income                                                                                    178,529      139,850
Net realized gain (loss) on investments                                                                   25,257       (3,560)
                                                                                                          ------       ------
   Total revenues                                                                                        213,335      145,991
                                                                                                         -------      -------
Benefits and expenses
Interest credited on investment contracts and universal life-type insurance                              126,434       98,995
Amortization of deferred policy acquisition costs                                                         28,305       20,706
Other insurance and operating expenses                                                                    32,452       43,312
                                                                                                          ------       ------
   Total benefits and expenses                                                                           187,191      163,013
                                                                                                         -------      -------
Income (loss) before income tax expense (benefit)                                                         26,144      (17,022)
Income tax expense (benefit)                                                                               9,145       (5,877)
                                                                                                           -----       ------
Net income (loss)                                                                                       $ 16,999     $(11,145)
                                                                                                        ========     ========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
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
Consolidated Statements of Cash Flows
(unaudited)
Six months ended June 30, (In thousands)                                                                  2003           2002
Cash flows from operating activities
Net income (loss)                                                                                  $    16,999    $   (11,145)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Change in accrued investment income                                                                  (8,727)        (2,716)
   Change in other assets                                                                               (1,463)         8,527
   Change in deferred policy acquisition costs, net                                                    (59,286)       (21,184)
   Change in policy claims and other policyholders' funds                                               11,900         10,390
   Deferred income taxes                                                                                10,878        (13,727)
   Change in other liabilities                                                                         (19,585)        (8,762)
   Amortization of premium, net                                                                         10,590            127
   Net realized (gain) loss on investments                                                             (25,257)         3,560
   Other                                                                                                 3,501          5,771
                                                                                                         -----          -----
       Net cash used in operating activities                                                           (60,450)       (29,159)
                                                                                                       -------        -------
Cash flows from investing activities
Fixed maturity Available-for-Sale securities:
   Sales                                                                                             1,539,712        470,898
   Maturities, sinking fund payments and calls                                                         454,320        242,841
   Purchases                                                                                        (3,322,928)    (1,163,750)
Other investments:
   Sales                                                                                                41,268         36,147
   Purchases                                                                                            (6,433)        (2,691)
   Change in amounts due to and from brokers, net                                                     (866,652)        18,828
                                                                                                      --------         ------
      Net cash used in investing activities                                                         (2,160,713)      (397,727)
                                                                                                    ----------       --------
Cash flows from financing activities
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                           1,387,425        593,172
   Interest credited to account balances                                                               126,434         98,995
   Surrenders and death benefits                                                                      (326,920)      (287,734)
                                                                                                      --------       --------
      Net cash provided by financing activities                                                      1,186,939        404,433
                                                                                                     ---------        -------
Net decrease in cash and cash equivalents                                                           (1,034,224)       (22,453)
Cash and cash equivalents at beginning of period                                                     1,118,692        260,214
                                                                                                     ---------        -------
Cash and cash equivalents at end of period                                                         $    84,468    $   237,761
                                                                                                   ===========    ===========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(unaudited)

1. BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of American Enterprise Life Insurance Company (the Company) for the year ended December 31, 2002. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The interim financial information in this report has not been audited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial position and the consolidated results of operations for the interim periods have been made. All adjustments made were of a normal, recurring nature. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Recently Issued Accounting Standards

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs are effective at inception for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The adoption of FIN 46 is not expected to have a material impact on the Company's financial statements. However, the Company continues to evaluate all relationships and interests in entities that may be considered VIEs as detailed interpretations of FIN 46 continue to emerge.

In April 2003, the FASB issued Statement of Financial Accounting Standards Board
(SFAS) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. The Statement is effective for contracts entered into or modified and hedging relationships designated after June 30, 2003, and to certain preexisting contracts. The adoption of this Statement is not expected to have a material impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The Company is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits (GMDBs) included within the variable annuity contracts offered by the Company. SOP 03-1 is required to be adopted on January 1, 2004.

2. INVESTMENT SECURITIES

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $4 million and $5 million for the three months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($1 million) and ($0.3 million) for the three months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($3 million) and ($8 million) for the three months ended June 30, 2003 and 2002, respectively.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $45 million and $12 million for the six months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($9 million) and ($5 million) for the six months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($9 million) and ($8 million) for the six months ended June 30, 2003 and 2002, respectively.

3. COMPREHENSIVE INCOME

Comprehensive income is defined as the aggregate change in stockholders' equity, excluding changes in ownership interests. It is the sum of net income and changes in unrealized gains or losses on Available-for-Sale securities, net of related tax and applicable deferred policy acquisition costs, and unrealized gains or losses on derivatives, net of related tax.

Total comprehensive income was $41 million and $45 million for the three months ended June 30, 2003 and 2002, respectively. Total comprehensive income was $55 million and $21 million for the six months ended June 30, 2003 and 2002, respectively. The difference between net income and total comprehensive income for these periods is primarily the result of the change in net unrealized gains on Available-for-Sale securities.

4. TAXES AND INTEREST

Cash paid for income taxes totaled $14 million and $24 million for the six months ended June 30, 2003 and 2002, respectively. Cash paid for interest on borrowings was $5 thousand and $0 for the six months ended June 30, 2003 and 2002, respectively.




--------------------------------------------------------------------------------
77  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at June 30, 2003 aggregated $20 million.

The maximum amount of life insurance risk retained by the Company is $750,000 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, a cost is incurred by the issuer of the policy. Current accounting literature does not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, the Company currently does not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. At present, the amount paid in excess of contract value is expensed when payable. Amounts expensed for the six months ended June 30, 2003 and 2002, were $2 million and $1 million, respectively. The Company also issues certain variable annuity contracts that contain a guaranteed minimum income benefit
(GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, the Company has not expensed any amount related to GMIBs. As discussed in Note 1, SOP 03-1, which was issued by the AICPA in July 2003 with a required adoption date of January 1, 2004, will require reserves related to GMDBs. The impact of that requirement, as well as other provisions of SOP 03-1, is being evaluated.

The Company's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 3% to 4.5%. To the extent the yield on the Company's invested asset portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.



--------------------------------------------------------------------------------
78  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

Table of Contents of the Statement of Additional Information


Performance Information                                  p.  3

Calculating Annuity Payouts                              p. 23

Rating Agencies                                          p. 24

Principal Underwriter                                    p. 24

Independent Auditors                                     p. 24

Condensed Financial Information (Unaudited)              p. 25


Financial Statements



--------------------------------------------------------------------------------
93  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Appendix: Performance Credit Rider Adjusted Partial Withdrawal

STEP ONE:

For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):


RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA adjusted partial withdrawals  =  PW x RP
                                        -------
                                          CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.

Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

o On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

o On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

o    Contract values before any partial withdrawals are shown below.

o    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

o On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

Date                          Total purchase payments    Contract value
Jan. 1, 2003                        $100,000               $100,000
Jan. 1, 2004                         100,000                110,000
Jan. 1, 2005                         100,000                115,000
Jan. 1, 2006                         100,000                120,000
Jan. 1, 2007                         100,000                115,000
Jan. 1, 2008                         100,000                120,000
(shaded portion starts here)
Jan. 1, 2009                         200,000                225,000
Jan. 1, 2010                         200,000                230,000
Jan. 1, 2011                         200,000                235,000
Jan. 1, 2012                         200,000                230,000
Jan. 1, 2013                         200,000                235,000

--------------------------------------------------------------------------------
94  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Step one: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2006:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                        ------------------  =  $8,333
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                        ------------------  =  $8,156
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000     $100,000
                                                                        ------------------  X  --------  =  $8,156
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844        $91,844
                                                                        -----------------  X  -------------  =  $1,873
      AND the five-year exclusion period minus the EPA                       $235,000           $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

--------------------------------------------------------------------------------
95  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

                                                                   OSCAR #564632

                                                                 45272 F (11/03)

Prospectus


Nov. 6, 2003


American Express

Innovations(SM) Classic Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:    American Enterprise Life Insurance Company (American Enterprise
              Life)
              829 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 333-3437
              American Enterprise Variable Annuity Account/American Enterprise
              MVA Account

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds, Series II Shares

o    AllianceBernstein Variable Products Series Fund, Inc. (Class B)

o    Fidelity(R) Variable Insurance Products Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    MFS(R) Variable Insurance Trust(SM) - Service Class

o    Oppenheimer Variable Account Funds - Service Shares

o    Putnam Variable Trust - Class IB Shares

o    STI Classic Variable Trust

Please read the prospectuses carefully and keep them for future reference.


For applications signed on or after Nov. 6, 2003, contracts with a seven-year withdrawal charge schedule provide for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances.(1) Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.



--------------------------------------------------------------------------------
1   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Table of Contents


Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             7

Condensed Financial Information                                            12

Financial Statements                                                       18

Performance Information                                                    18

The Variable Account and the Funds                                         19

Guarantee Period Accounts (GPAs)                                           24

The One-Year Fixed Account                                                 27

Buying Your Contract                                                       27

Charges                                                                    30

Valuing Your Investment                                                    35

Making the Most of Your Contract                                           37

Withdrawals                                                                41

TSA -- Special Withdrawal Provisions                                       41

Changing Ownership                                                         41

Benefits in Case of Death                                                  42

Optional Benefits                                                          46

The Annuity Payout Period                                                  58

Taxes                                                                      60

Voting Rights                                                              62

Substitution of Investments                                                62

About the Service Providers                                                63

Additional Information About American Enterprise Life                      64

Additional Information                                                     71

Experts                                                                    71

American Enterprise Life Insurance Company  Financial Information          72

Table of Contents of the Statement of Additional Information               91

Appendix: Performance Credit Rider  Adjusted Partial Withdrawal            92





--------------------------------------------------------------------------------
2   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

American Enterprise Life: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.


Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods of time declared by us. These guaranteed rates and periods of time may vary by state. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to the contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
3   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to their GPAs or one-year fixed account is equal to the minimum interest rate. (p. 24 and p. 27)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have time limitations for making additional payments.
(p. 27)


Minimum initial purchase payments

   If paying by Systematic Investment Plan:

          $50 initial payment.

          $50 for additional payments.

   If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total purchase payments* (without prior approval):

          $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

For contracts issued in Alabama and Maryland, purchase payments are limited and you may not make purchase payments after the first contract anniversary.





--------------------------------------------------------------------------------
4   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. (p. 38)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 41)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 42)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 46)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 58)

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 60)





--------------------------------------------------------------------------------
5   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Charges: We assess certain charges in connection with your contract (p. 30):


o    $40 annual contract administrative charge(1);


o if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

o if you select the Guaranteed Minimum Income Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);

o if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

o if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

o if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);


o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

o    the operating expenses of the funds in which the subaccounts invest; and

o the total variable account expenses (if you make allocations to one or more subaccounts):


                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
Return of Purchase Payments death benefit (ROP)                0.85%                     0.15%                      1.00%
Maximum Anniversary Value death benefit (MAV)(4),(5)           1.05                      0.15                       1.20
Enhanced Death Benefit (EDB)(4)                                1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(4),(5)                                       1.30                      0.15                       1.45
EDB(4)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule(6)
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(4),(5)                                       1.35                      0.15                       1.50
EDB(4)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP death benefit                                              1.40                      0.15                       1.55
MAV death benefit(4),(5)                                       1.60                      0.15                       1.75
EDB(4)                                                         1.70                      0.15                       1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee,the MAV death benefit fee is .10% less.

(6) The five-year withdrawal charge schedule may not be available in all states.





--------------------------------------------------------------------------------
6   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or make a withdrawal from the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal charge

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        Seven-year schedule                                             Five-year schedule
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges - Withdrawal Charge" and "The Annuity Payout Plans").

                                                Assumed Investment Rate

Seven-year schedule                        3.50%                      5.00%
Qualified discount rate                    4.86%                      6.36%
Nonqualified discount rate                 5.11                       6.61

                                                Assumed Investment Rate

Five-year schedule                         3.50%                      5.00%
Qualified discount rate                    5.16%                      6.66%
Nonqualified discount rate                 5.41                       6.91




--------------------------------------------------------------------------------
7   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

PERIODIC EXPENSES

Annual contract administrative charge                                                                  $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GMIB - MAV                                                                                            0.55%*

GMIB - 6% Rising Floor                                                                                0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PCR fee                                                                                               0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector fee                                                                                 0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

Benefit Protector Plus fee                                                                            0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

* This fee applies only if you elect this optional feature.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)


You can choose a death benefit guarantee, a qualified or nonqualified contract and the length of your contract's withdrawal charge schedule. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                           Mortality and           Variable account            Total variable
Seven-year withdrawal charge schedule                    expense risk fee        administrative charge         account expense
Qualified annuities
ROP death benefit                                              0.85%                     0.15%                      1.00%
MAV death benefit(1),(2)                                       1.05                      0.15                       1.20
EDB(1)                                                         1.15                      0.15                       1.30

Nonqualified annuities
ROP death benefit                                              1.10                      0.15                       1.25
MAV death benefit(1),(2)                                       1.30                      0.15                       1.45
EDB(1)                                                         1.40                      0.15                       1.55

Five-year withdrawal charge schedule
Qualified annuities
ROP death benefit                                              1.15                      0.15                       1.30
MAV death benefit(1),(2)                                       1.35                      0.15                       1.50
EDB(1)                                                         1.45                      0.15                       1.60

Nonqualified annuities
ROP Payment death benefit                                      1.40                      0.15                       1.55
MAV death benefit(1),(2)                                       1.60                      0.15                       1.75
EDB(1)                                                         1.70                      0.15                       1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee,the MAV death benefit fee is .10% less.





--------------------------------------------------------------------------------
8   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                         Minimum                       Maximum
Total expenses before contractual fee waivers and/or expense reimbursements                .64%                         2.58%


Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                   Gross total
                                                                           Management       12b-1       Other         annual
                                                                              fees          fees      expenses       expenses
AXP(R) Variable Portfolio -
   Cash Management Fund                                                      .51%            .13%        .06%          .70%(1)
   Diversified Bond Fund                                                     .60             .13         .08           .81(1)
   (previously AXP(R) Variable Portfolio - Bond Fund)
   Diversified Equity Income Fund                                            .53             .13         .10           .76(1)
   Growth Fund                                                               .65             .13         .21           .99(1)
   New Dimensions Fund(R)                                                    .62             .13         .07           .82(1)
   Partners Small Cap Value Fund                                             .99             .13         .43          1.55(1)
   S&P 500 Index Fund                                                        .29             .13         .22           .64(2)
   Short Duration U.S. Government Fund                                       .61             .13         .08           .82(1)
   (previously AXP(R) Variable Portfolio - Federal Income Fund)
AIM V.I.
   Basic Value Fund, Series II Shares                                        .73             .25         .43          1.41(3)
   Capital Development Fund, Series II Shares                                .75             .25         .39          1.39(3)
   Premier Equity Fund, Series II Shares                                     .61             .25         .24          1.10(3)
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio (Class B)                   .63             .25         .05           .93(4)
   AllianceBernstein Premier Growth Portfolio (Class B)                     1.00             .25         .06          1.31(4)
   AllianceBernstein Technology Portfolio (Class B)                         1.00             .25         .21          1.46(4)
   AllianceBernstein Total Return Portfolio (Class B)                        .63             .25         .17          1.05(4)
Fidelity(R) VIP
   Contrafund(R) Portfolio Service Class 2                                   .58             .25         .10           .93(4)
   Growth Portfolio Service Class 2                                          .58             .25         .10           .93(4)
   Mid Cap Portfolio Service Class 2                                         .58             .25         .12           .95(4)
   Overseas Portfolio Service Class 2                                        .73             .25         .18          1.16(4)
FTVIPT
   Franklin Real Estate Fund - Class 2                                       .53             .25         .04           .82(5),(6)
   Franklin Small Cap Fund - Class 2                                         .53             .25         .31          1.09(6),(7)
   Franklin Small Cap Value Securities Fund - Class 2                        .59             .25         .20          1.04(6),(7)
   Mutual Shares Securities Fund - Class 2                                   .60             .25         .21          1.06(6),(7)
   Templeton Foreign Securities Fund - Class 2                               .70             .25         .20          1.15(6),(7)
MFS(R)
   Investors Growth Stock Series - Service Class                             .75             .25         .13          1.13(8),(9)
   New Discovery Series - Service Class                                      .90             .25         .15          1.30(8),(9)
   Total Returns Series - Service Class                                      .75             .25         .11          1.11(8)
   Utilities Series - Service Class                                          .75             .25         .19          1.19(8),(9)



--------------------------------------------------------------------------------
9   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    Gross total
                                                                           Management       12b-1       Other         annual
                                                                              fees          fees      expenses       expenses
Oppenheimer Variable Account Funds
   Capital Appreciation Fund/VA, Service Shares                              .65%            .25%        .01%          .91%(10)
   Global Securities Fund/VA, Service Shares                                 .65             .25         .02           .92(10)
   High Income Fund/VA, Service Shares                                       .74             .25         .03          1.02(10)
   Main Street Small Cap Fund/VA, Service Shares                             .75             .25         .22          1.22(10)
   Strategic Bond Fund/VA, Service Shares                                    .74             .25         .07          1.06(10)
Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IB Shares                        .48             .25         .04           .77(4)
   Putnam VT International Equity Fund - Class IB Shares                     .77             .25         .22          1.24(4)
   Putnam VT Research Fund - Class IB Shares                                 .65             .25         .13          1.03(4)
   Putnam VT Vista Fund - Class IB Shares                                    .64             .25         .10           .99(4)
STI Classic Variable Trust -
   Capital Appreciation Fund                                                1.15              --         .31          1.46(11)
   Growth and Income Fund                                                    .90              --        1.66          2.56(11)
   International Equity Fund                                                1.25              --        1.33          2.58(11)
   Investment Grade Bond Fund                                                .74              --         .54          1.28(11)
   Mid-Cap Equity Fund                                                      1.15              --         .57          1.72(11)
   Small Cap Value Equity Fund                                              1.15              --         .64          1.79(11)
   Value Income Stock Fund                                                   .80              --         .33          1.13(11)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31. 2003.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.50% for AXP(R) Variable Portfolio - S&P 500 Index Fund.


(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.


(10) Actual expenses may have been lower for calendar year 2002 due to lower 12b-1 fees prior to May 1, 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers' discretion.


(11) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0% and 1.15% for STI Classic Variable Trust Capital Appreciation Fund, 0.30% and 1.20% for STI Classic Variable Trust Growth and Income Fund, 0.35% and 1.60% for STI Classic Variable Trust International Equity Fund, 0.01% and 0.75% for STI Classic Variable Trust Investment Grade Bond Fund, 0% and 1.15% for STI Classic Variable Trust Mid-Cap Equity Fund, 0.05% and 1.20% for STI Classic Variable Trust Small Cap Value Equity Fund, and 0.15% and 0.95% for STI Classic Variable Trust Value Income Stock Fund. These fee waivers and expense reimbursements are voluntary and may be terminated at any time except for STI Classic Variable Trust Growth and Income Fund which is contractual through May 1, 2003 and may be renewed.




--------------------------------------------------------------------------------
10  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV death benefit, GMIB - 6% Rising Floor and Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not withdraw your contract
                                                 If you withdraw your contract          or if you select an annuity payout plan
                                           at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,333.51  $2,295.18  $3,249.74  $5,255.38   $533.51  $1,595.18  $2,649.74  $5,255.38
Five-year withdrawal charge schedule        1,364.26   2,281.93   2,985.28   5,482.22    564.26   1,681.93   2,785.28   5,482.22

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $1,307.89  $2,222.46  $3,135.43  $5,060.89   $507.89  $1,522.46  $2,535.43  $5,060.89
Five-year withdrawal charge schedule        1,338.64   2,209.68   2,872.46   5,293.68    538.64   1,609.68   2,672.46   5,293.68


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                        If you do not withdraw your contract
                                                 If you withdraw your contract          or if you select an annuity payout plan
                                           at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                         1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $  996.29  $1,306.93  $1,642.89  $2,254.07   $196.29    $606.93  $1,042.89  $2,254.07
Five-year withdrawal charge schedule        1,027.04   1,299.87   1,398.88   2,570.55    227.04     699.87   1,198.88   2,570.55

Qualified Annuity                            1 year     3 years    5 years   10 years    1 year   3 years    5 years   10 years
Seven-year withdrawal charge schedule      $  970.66  $1,299.03  $1,511.40  $1,983.09   $170.66    $529.03  $  911.40  $1,983.09
Five-year withdrawal charge schedule        1,001.41   1,222.46   1,269.02   2,307.47    201.41     622.46   1,069.02   2,307.47

* In these examples, the $40 contract administrative charge is approximated as a .025% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.





--------------------------------------------------------------------------------
11  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund*) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.06    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.06    $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                697      554     53
*The 7-day yield for AXP Variable Portfolio - Cash Management Fund as of Dec.
31, 2002 was (0.20%).
----------------------------------------------------------------------------------------------------------------------------
Subaccount UBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (5/21/2002) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 63       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UDEI1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 26       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGRO1 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UNDM1 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.76    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.59    $0.76  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                 95       20     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USVA1 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 21       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USPF1 (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.80    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.61    $0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                360      112      7
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFIF1 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (5/30/2000) (previously AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.11    $1.06  $1.00
Accumulation unit value at end of period                                                             $1.17    $1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                645       30     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UABA1 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.76       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                113       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAAD1 (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 30       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAVA1 (Investing in shares of AIM V.I. Premier Equity Fund, Series II Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  3       --     --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGIP1 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.97    $0.97  $1.00
Accumulation unit value at end of period                                                             $0.74    $0.97  $0.97
Number of accumulation units outstanding at end of period (000 omitted)                              1,341      640     31
----------------------------------------------------------------------------------------------------------------------------
Subaccount UPRG1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.65    $0.80  $1.00
Accumulation unit value at end of period                                                             $0.45    $0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)                              1,003      741     47
----------------------------------------------------------------------------------------------------------------------------
Subaccount UTEC1 (Investing in shares of AllianceBernstein VP Technology Portfolio (Class
B)) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.69  $1.00
Accumulation unit value at end of period                                                             $0.30    $0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)                                372      364     44
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAGR1 (Investing in shares of AllianceBernstein VP Total Return
Portfolio (Class B)) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.91       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  9       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFCO1 (Investing in shares of Fidelity(R) VIP Contrafund(R) Portfolio Service
Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.86       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                209       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFGR1 (Investing in shares of Fidelity(R) VIP Growth Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 18       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFMC1 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 94       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFOV1 (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 23       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount URES1 (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 14       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USMC1 (Investing in shares of FTVIPT Franklin Small Cap Fund - Class 2)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $0.75    $0.90  $1.00
Accumulation unit value at end of period                                                             $0.53    $0.75  $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                656      312     52
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVAS1 (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund
- Class 2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
 Accumulation unit value at end of period                                                            $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 24       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UMSS1 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $1.16    $1.09  $1.00
Accumulation unit value at end of period                                                             $1.01    $1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                753       61     21
----------------------------------------------------------------------------------------------------------------------------
Subaccount UINT1 (Investing in shares of FTVIPT Templeton Foreign Securities Fund - Class
2) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.85    $1.02  $1.00
Accumulation unit value at end of period                                                             $0.68    $0.85  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                513      324     22
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGRS1 (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.71    $0.95  $1.00
Accumulation unit value at end of period                                                             $0.50    $0.71  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                421      326      3
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
13  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount UNDS1 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.95    $1.01  $1.00
Accumulation unit value at end of period                                                             $0.64    $0.95  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                165      115     27
----------------------------------------------------------------------------------------------------------------------------
Subaccount UTRS1 (Investing in shares of MFS(R) Total Return Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $1.10    $1.12  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.10  $1.12
Number of accumulation units outstanding at end of period (000 omitted)                              1,585      792     45
----------------------------------------------------------------------------------------------------------------------------
Subaccount USUT1 (Investing in shares of MFS(R) Utilities Series - Service Class)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.87       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOCA1 (Investing in shares of Oppenheimer Capital Appreciation Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  9       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOGS1 (Investing in shares of Oppenheimer Global Securities Fund/VA, Service
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 25       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOHI1 (Investing in shares of Oppenheimer High Income Fund/VA, Service Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 18       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOSM1 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount USTB1 (Investing in shares of Oppenheimer Strategic Bond Fund/VA, Service
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 38       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGIN1 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.99    $1.07  $1.00
Accumulation unit value at end of period                                                             $0.79    $0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                379      287     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UIGR1 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 33       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UPRE1 (Investing in shares of Putnam VT Research Fund - Class IB
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  1       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UVIS1 (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(5/30/2000)
Accumulation unit value at beginning of period                                                       $0.60    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.42    $0.60  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                163      265     35
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount USPF4 (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.80    $0.92  $1.00
Accumulation unit value at end of period                                                             $0.61    $0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)                              4,960    1,756    110
----------------------------------------------------------------------------------------------------------------------------
Subaccount UAGR4 (Investing in shares of AllianceBernstein VP Total Return
Portfolio (Class B)) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.91       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 71       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UFOV4 (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  4       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UGRS4 (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/30/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.95  $1.00
Accumulation unit value at end of period                                                             $0.50    $0.70  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                              2,832    1,928    187
----------------------------------------------------------------------------------------------------------------------------
Subaccount UOHI4 (Investing in shares of Oppenheimer High Income Fund/VA, Service Shares)
(5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 76       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount UPRE4 (Investing in shares of Putnam VT Research Fund - Class IB
Shares) (5/21/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  7       --     --

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount SCMG1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (2/11/2000)
Accumulation unit value at beginning of period                                                       $1.05    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.04    $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             12,876   11,399 11,511
----------------------------------------------------------------------------------------------------------------------------
Subaccount SBND1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond
Fund) (2/11/2000) (previously AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.09    $1.03  $1.00
Accumulation unit value at end of period                                                             $1.14    $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                894    1,363    688
----------------------------------------------------------------------------------------------------------------------------
Subaccount SGRO1 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(2/11/2000)
Accumulation unit value at beginning of period                                                       $0.52    $0.77  $1.00
Accumulation unit value at end of period                                                             $0.38    $0.52  $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                476      546    554
----------------------------------------------------------------------------------------------------------------------------
Subaccount WABA8 (Investing in shares of AIM V.I. Basic Value Fund, Series II Shares)
(7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WAAD8 (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.94       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WAVA8 (Investing in shares of AIM V.I. Premier Equity Fund, Series II Shares)
(3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.74       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WGIP8 (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  1       --     --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.60% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount SPGR1 (Investing in shares of AllianceBernstein VP Premier Growth
Portfolio (Class B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.48    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                              4,631    7,466  9,298
----------------------------------------------------------------------------------------------------------------------------
Subaccount STEC1 (Investing in shares of AllianceBernstein VP Technology Portfolio (Class
B)) (2/11/2000)
Accumulation unit value at beginning of period                                                       $0.51    $0.70  $1.00
Accumulation unit value at end of period                                                             $0.29    $0.51  $0.70
Number of accumulation units outstanding at end of period (000 omitted)                              3,655    6,380  9,543
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFCO8 (Investing in shares of Fidelity(R) VIP Contrafund(R) Portfolio Service
Class 2) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFGR8 (Investing in shares of Fidelity(R) VIP Growth Portfolio Service Class
2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WINT8 (Investing in shares of FTVIPT Templeton Foreign Securities Fund - Class
2) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.84       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                330       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSND8 (Investing in shares of MFS(R) New Discovery Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.73       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSTR8 (Investing in shares of MFS(R) Total Return Series - Service
Class) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  6       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSUT8 (Investing in shares of MFS(R) Utilities Series - Service Class)
(3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOCA8 (Investing in shares of Oppenheimer Capital Appreciation Fund/VA,
Service Shares) (8/30/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOSM8 (Investing in shares of Oppenheimer Main Street Small Cap Fund/VA,
Service Shares) (7/31/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 13       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WGIN8 (Investing in shares of Putnam VT Growth and Income Fund -
Class IB Shares) (3/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                   2002     2001   2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI2 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (3/3/2000)
Accumulation unit value at beginning of period                                                       $1.08    $1.08  $1.00
Accumulation unit value at end of period                                                             $0.86    $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 36       34      3
----------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM2 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.70    $0.86  $1.00
Accumulation unit value at end of period                                                             $0.54    $0.70  $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                363      701    483
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSVA2 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI2 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (3/3/2000) (previously AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.10    $1.05  $1.00
Accumulation unit value at end of period                                                             $1.15    $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              1,155      592    331
----------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC2 (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class
2) (5/1/2001)
Accumulation unit value at beginning of period                                                       $1.06    $1.00     --
Accumulation unit value at end of period                                                             $0.94    $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                 42        8     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WRES2 (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $1.25    $1.18  $1.00
Accumulation unit value at end of period                                                             $1.26    $1.25  $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                 58       11      2
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSMC2 (Investing in shares of FTVIPT Franklin Small Cap Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $0.50    $0.60  $1.00
Accumulation unit value at end of period                                                             $0.35    $0.50  $0.60
Number of accumulation units outstanding at end of period (000 omitted)                                331      348    258
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVAS2 (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund
- Class 2) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                  4       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS2 (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $1.17    $1.11  $1.00
Accumulation unit value at end of period                                                             $1.02    $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                123       41      3
----------------------------------------------------------------------------------------------------------------------------
Subaccount WOGS2 (Investing in shares of Oppenheimer Global Securities Fund/VA, Service
Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WSTB2 (Investing in shares of Oppenheimer Strategic Bond Fund/VA, Service
Shares) (5/1/2002)
Accumulation unit value at beginning of period                                                       $1.00       --     --
Accumulation unit value at end of period                                                             $1.03       --     --
Number of accumulation units outstanding at end of period (000 omitted)                                 --       --     --
----------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR2 (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (3/3/2000)
Accumulation unit value at beginning of period                                                       $0.59    $0.75  $1.00
Accumulation unit value at end of period                                                             $0.47    $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                666      730    499
----------------------------------------------------------------------------------------------------------------------------
Subaccount WVIS2 (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(3/3/2000)
Accumulation unit value at beginning of period                                                       $0.73    $1.00     --
Accumulation unit value at end of period                                                             $0.33    $0.73     --
Number of accumulation units outstanding at end of period (000 omitted)                                608      384     --
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
17  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o    contract administrative charge,

o    variable account administrative charge,

o    applicable mortality and expense risk fee,


o    MAV death benefit fee,

o    GMIB - 6% Rising Floor,

o    Benefit Protector Plus fee, and


o withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the EDB, GMIB - MAV, PCR and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.




--------------------------------------------------------------------------------
18  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------------------------- ---------------------------------------- -----------------------------------------
Investing In                       Investment Objectives and Policies       Investment Adviser
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - Cash   Objective: maximum current income        IDS Life, adviser; American Express
Management Fund                    consistent with liquidity and            Financial Corporation (AEFC),
                                   stability of principal. Invests          subadviser.
                                   primarily in money market securities.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -        Objective: high level of current         IDS Life, adviser; AEFC, subadviser.
Diversified Bond Fund              income while conserving the value of
(previously AXP(R) Variable        the investment and continuing a high
Portfolio - Bond Fund)             level of income for the longest time
                                   period. Invests primarily in bonds and
                                   other debt obligations.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -        Objective: high level of current         IDS Life, adviser; AEFC, subadviser.
Diversified Equity  Income Fund    income and, as a secondary goal,
                                   steady growth of capital. Invests
                                   primarily in dividend-paying common
                                   and preferred stocks.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -        Objective: long-term capital growth.     IDS Life, adviser; AEFC, subadviser.
Growth Fund                        Invests primarily in common stocks and
                                   securities convertible into common
                                   stocks that appear to offer growth
                                   opportunities.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - New    Objective: long-term growth of           IDS Life, adviser; AEFC, subadviser.
Dimensions Fund(R)                 capital.  Invests primarily in common
                                   stocks showing potential  for
                                   significant growth.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -        Objective: long-term capital             IDS Life, adviser; AEFC, subadviser;
Partners Small Cap  Value Fund     appreciation. Non-diversified fund       Royce & Associates, LLC., Third Avenue
                                   that invests primarily in equity         Management LLC and National City
                                   securities.                              Investment Company, subadvisers.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - S&P    Objective: long-term capital             IDS Life, adviser; AEFC, sub adviser.
500 Index Fund                     appreciation. Non-diversified fund
                                   that invests primarily in securities
                                   that are expected to provide
                                   investment results that correspond to
                                   the performance of the S&P 500(R)
                                   Index.
---------------------------------- ---------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -        Objective: a high level of current       IDS Life, adviser; AEFC, sub adviser.
Short Duration U.S. Government     income and safety  of principal
Fund (previously AXP(R) Variable   consistent with an investment in  U.S.
Portfolio - Federal Income Fund)   government and government agency
                                   securities.  Invests primarily in debt
                                   obligations issued or guaranteed as to
                                   principal and interest by the U.S.
                                   government,  its agencies or
                                   instrumentalities.
---------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Basic Value  Fund,        Objective: long-term growth of           A I M Advisors, Inc.
Series II Shares                   capital. Invests at least 65% of its
                                   total assets in equity securities of
                                   U.S. issuers that have market
                                   capitalizations of greater than $500
                                   million and are believed to be
                                   undervalued in relation to long-term
                                   earning power or other factors. The
                                   fund may invest 25% of its assets in
                                   foreign securities.
---------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Capital Development       Objective: long-term growth of           A I M Advisors, Inc.
Fund,  Series II Shares            capital. Invests primarily in
                                   securities (including common stocks,
                                   convertible securities and bonds) of
                                   small- and medium-sized companies. The
                                   Fund may invest up to 25% of its
                                   assets in foreign securities.
---------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
19  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

---------------------------------- ---------------------------------------- -----------------------------------------
Investing In                       Investment Objectives and Policies       Investment Adviser
---------------------------------- ---------------------------------------- -----------------------------------------
AIM V.I. Premier Equity Fund,      Objective: long-term growth of capital   A I M Advisors, Inc.
Series II Shares                   with income as a secondary objective.
                                   Invests normally at least 80% of its
                                   net assets, plus the amount of any
                                   borrowings for investment purposes, in
                                   equity securities including
                                   convertible securities. The fund also
                                   may invest in preferred stocks and
                                   debt instruments that have prospects
                                   for growth of capital. The Fund may
                                   invest up to 25% of its assets in
                                   foreign securities.
---------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Growth and   Objective: reasonable current income     Alliance Capital Management, L.P.
Income Portfolio (Class B)         and reasonable appreciation. Invests
                                   primarily in dividend-paying common
                                   stocks of good quality.
---------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Premier      Objective: long-term growth of capital   Alliance Capital Management, L.P.
Growth Portfolio (Class B)         by pursuing aggressive investment
                                   policies. Invests primarily in equity
                                   securities of a limited number of
                                   large, carefully selected,
                                   high-quality U.S. companies that are
                                   judged likely to achieve superior
                                   earnings growth.
---------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Technology   Objective: growth of capital. Current    Alliance Capital Management, L.P.
Portfolio (Class B)                income is only an incidental
                                   consideration. Invests primarily in
                                   securities of companies expected to
                                   benefit from technological advances
                                   and improvements.
---------------------------------- ---------------------------------------- -----------------------------------------
AllianceBernstein  VP Total        Objective: achieve a high return         Alliance Capital Management, L.P.
Return Portfolio (Class B)         through a combination of current
                                   income and capital appreciation.
                                   Invests primarily in U.S. government
                                   and agency obligations, bonds,
                                   fixed-income senior securities
                                   (including short- and  long-term debt
                                   securities and preferred stocks to
                                   the  extent their value is
                                   attributable to their fixed-income
                                   characteristics), and common stocks.
---------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Contrafund(R)      Objective: seeks long-term capital       Fidelity Management & Research Company
Portfolio Service Class 2          appreciation.  Normally invests          (FMR), investment manager; FMR U.K. and
                                   primarily in common stocks. Invests in   FMR Far East, sub-investment advisers.
                                   either "growth" stocks or "value"
                                   stocks or both. Invests in securities
                                   of companies whose value it believes
                                   is not  fully recognized by the
                                   public. The fund invests in domestic
                                   and foreign issuers.
---------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Growth Portfolio   Objective: seeks to achieve capital      FMR, investment manager; FMR U.K.,  FMR
Service Class 2                    appreciation.  Normally invests          Far East, sub-investment advisers.
                                   primarily in common stocks of  foreign
                                   and domestic companies that it
                                   believes have  above-average growth
                                   potential.
---------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Mid Cap            Objective: seeks long-term growth of     FMR, investment manager; FMR U.K.,  FMR
Portfolio Service Class 2          capital. Normally invests at least 80%   Far East, sub-investment advisers.
                                   of assets in securities of foreign and
                                   domestic companies with medium market
                                   capitalization common stocks. Invests
                                   in growth or value common stocks. May
                                   invest in companies with smaller or
                                   larger market capitalizations.
---------------------------------- ---------------------------------------- -----------------------------------------



--------------------------------------------------------------------------------
20  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

---------------------------------- ---------------------------------------- -----------------------------------------
Investing In                       Investment Objectives and Policies       Investment Adviser
---------------------------------- ---------------------------------------- -----------------------------------------
Fidelity(R) VIP Overseas           Objective: seeks long-term growth of     FMR, investment manager; FMR U.K.,  FMR
Portfolio Service Class 2          capital.  Normally invests primarily     Far East, Fidelity International
                                   in common stocks of foreign              Investment Advisors (FIIA) and FIIA
                                   securities. Normally invests at least    U.K., sub-investment advisers.
                                   80% of assets in  non-U.S. securities.
---------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Real Estate Fund   Objective: seeks capital appreciation,   Franklin Advisers, Inc.
- Class 2                          with current income as a secondary
                                   goal. The Fund normally invests at
                                   least 80% of its net assets in
                                   investments of companies operating in
                                   the real estate sector. The Fund
                                   invests primarily in equity real
                                   estate investment trusts (REITs).
---------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Small  Cap Fund    Objective: seeks long-term capital       Franklin Advisers, Inc.
- Class 2                          growth. The Fund normally invests at
                                   least 80% of its net assets in
                                   investments of small capitalization
                                   companies. For this Fund, small cap
                                   companies are those with market
                                   capitalization values not exceeding
                                   (i) $1.5 billion; or  (ii) the highest
                                   market capitalization value in the
                                   Russell 2000(R) Index, whichever is
                                   greater, at the time of purchase.
---------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Franklin Small  Cap Value   Objective: seeks long-term total         Franklin Advisory Services, LLC
Securities Fund - Class 2          return. The Fund normally invests at
                                   least 80% of its net assets in
                                   investments of small capitalization
                                   companies. For this Fund, small cap
                                   companies are those with market cap
                                   values not  exceeding $2.5 billion, at
                                   the time of purchase.  The Fund's
                                   manager invests in small companies
                                   that it believes are undervalued.
---------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Mutual Shares Securities    Objective: seeks capital appreciation,   Franklin Mutual Advisers, LLC
Fund - Class 2                     with income as a secondary goal. The
                                   Fund normally invests mainly in  U.S.
                                   equity securities that the Fund's
                                   manager believes are available at
                                   market prices less than their value
                                   based on certain recognized or
                                   objective criteria, including
                                   undervalued stocks, restructuring
                                   companies and distressed companies.
---------------------------------- ---------------------------------------- -----------------------------------------
FTVIPT Templeton Foreign           Objective: seeks long-term capital       Templeton Investment Counsel, LLC
Securities Fund - Class 2          growth. The Fund normally invests at
                                   least 80% of its net assets in
                                   investments, primarily equity
                                   securities, of issuers located outside
                                   the U.S., including those in emerging
                                   markets.
---------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Investors Growth Stock      Objective: long-term growth of capital   MFS Investment Management(R)
Series - Service Class             and future income. Invests at least
                                   80% of its net assets in common stocks
                                   and related securities of companies
                                   which MFS(R) believes offer better
                                   than average prospects for long-term
                                   growth.
---------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) New Discovery  Series -     Objective: capital appreciation.         MFS Investment Management(R)
Service Class                      Invests in at least  65% of its net
                                   assets in equity securities of
                                   emerging growth companies.
---------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Total Return Series -       Objective: above-average income          MFS Investment Management(R)
Service Class                      consistent with the prudent employment
                                   of capital, with growth of capital and
                                   income as a secondary objective.
                                   Invests primarily in a combination of
                                   equity and fixed income securities.
---------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
21  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

---------------------------------- ---------------------------------------- -----------------------------------------
Investing In                       Investment Objectives and Policies       Investment Adviser
---------------------------------- ---------------------------------------- -----------------------------------------
MFS(R) Utilities Series -          Objective: capital growth and current    MFS Investment Management(R)
Service Class                      income. Invests primarily in equity
                                   and debt securities of domestic and
                                   foreign companies in the utilities
                                   industry.
---------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Capital Appreciation   Objective: capital appreciation.         OppenheimerFunds, Inc.
Fund/VA, Service Shares            Invests in securities of well-known,
                                   established companies.
---------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Global Securities      Objective: long-term capital             OppenheimerFunds, Inc.
Fund/VA,  Service Shares           appreciation. Invests mainly in common
                                   stocks of U.S. and foreign issuers
                                   that are "growth-type" companies,
                                   cyclical industries and  special
                                   situations that are considered to
                                   have  appreciation possibilities.
---------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer High Income Fund/VA,   Objective: high level of current         OppenheimerFunds, Inc.
Service Shares                     income from investments in high-yield
                                   fixed-income securities.
---------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Main Street Small      Objective: seeks capital appreciation.   OppenheimerFunds, Inc.
Cap Fund/VA,  Service Shares       Invests mainly in common stocks of
                                   small-capitalization U.S. companies
                                   that the fund's investment manager
                                   believes have favorable business
                                   trends or prospects.
---------------------------------- ---------------------------------------- -----------------------------------------
Oppenheimer Strategic Bond         Objective: high level of current         OppenheimerFunds, Inc.
Fund/VA, Service Shares            income principally derived from
                                   interest on debt securities. Invests
                                   mainly in three market sectors: debt
                                   securities of foreign governments and
                                   companies, U.S. government securities,
                                   and lower-rated high yield securities
                                   of U.S. and foreign companies.
---------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Growth  and Income       Objective: capital growth and current    Putnam Investment Management, LLC
Fund -  Class IB Shares            income. The fund pursues its goal by
                                   investing mainly in common stocks of
                                   U.S. companies with a focus on value
                                   stocks that offer the potential for
                                   capital growth, current income or both.
---------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT International Equity     Objective: capital appreciation. The     Putnam Investment Management, LLC
Fund -  Class IB Shares            fund pursues its goal by investing
                                   mainly in common stocks of companies
                                   outside the United States.
---------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Research Fund - Class    Objective: capital appreciation. The     Putnam Investment Management, LLC
IB Shares                          Fund pursues its goal by investing
                                   mainly in common stocks of U.S.
                                   companies that Putnam Management
                                   thinks have the greatest potential for
                                   capital appreciation, with stock
                                   prices that reflect a value lower than
                                   that we place on the company, or whose
                                   earnings we believe are likely to grow
                                   over time.
---------------------------------- ---------------------------------------- -----------------------------------------
Putnam VT Vista Fund - Class IB    Objective: capital appreciation. The     Putnam Investment Management, LLC
Shares                             fund pursues its goal by investing
                                   mainly in common stocks of U.S.
                                   companies with a focus on growth
                                   stocks.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable Trust         Objective: capital appreciation.         Trusco Capital Management, Inc.
Capital Appreciation Fund          Invests primarily in  U.S. common
                                   stocks and other equity securities
                                   that  STI believes are undervalued,
                                   and have a market capitalization of at
                                   least $1.5 billion.
---------------------------------- ---------------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
22  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

---------------------------------- ---------------------------------------- -----------------------------------------
Investing In                       Investment Objectives and Policies       Investment Adviser
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable Trust         Objective: long-term capital             Trusco Capital Management, Inc.
Growth and Income Fund             appreciation with a  secondary goal of
                                   current income. Invests primarily in
                                   equity securities, including any
                                   listed ADRs  (American Depositary
                                   Receipts) of domestic and foreign
                                   companies having market
                                   capitalizations of at least  $1
                                   billion.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable Trust         Objective: long-term capital             Trusco Capital Management, Inc.
International Equity Fund          appreciation. Invests  primarily in
                                   common stocks and other equity
                                   securities of established foreign
                                   companies. STI typically chooses
                                   companies in developed countries, but
                                   also invest in companies whose
                                   principal activities are in emerging
                                   markets, also utilizing currency
                                   hedging transactions.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable  Trust        Objective: to provide a high level of    Trusco Capital Management, Inc.
Investment Grade Bond Fund         total return (current income and
                                   capital appreciation) consistent with
                                   a goal of preservation of capital.
                                   Invests primarily in investment grade
                                   corporate debt securities, U.S.
                                   Treasury obligations and
                                   mortgage-backed securities.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable Trust         Objective: long-term capital             Trusco Capital Management, Inc.
Mid-Cap Equity Fund                appreciation. Invests at least 80% of
                                   its net assets in a diversified
                                   portfolio of common stocks and other
                                   equity securities of U.S. companies
                                   that have capitalizations of $500
                                   million to $10 billion.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable  Trust        Objective: long-term capital             Trusco Capital Management, Inc.
Small Cap Value Equity Fund        appreciation with the secondary goal
                                   of current income. Invests primarily
                                   in U.S. common stocks having market
                                   capitalizations of up to $1 billion.
---------------------------------- ---------------------------------------- -----------------------------------------
STI Classic Variable Trust Value   Objective: current income with the       Trusco Capital Management, Inc.
Income Stock Fund                  secondary goal of long-term capital
                                   appreciation. Invests primarily in
                                   common stocks and other equity
                                   securities of  U.S. companies
                                   operating in a wide range of domestic
                                   and international sectors, having
                                   market capitalizations of at least
                                   $500 million, and a history of paying
                                   regular dividends.
---------------------------------- ---------------------------------------- -----------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


--------------------------------------------------------------------------------
23  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

Guarantee Period Accounts (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time vary by state. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs if the interest rate we are then crediting to the GPAs is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). There are also restrictions on transfers to and from the GPA accounts (see "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee future guaranteed interest rates.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.


--------------------------------------------------------------------------------
24  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance
     Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

             If your GPA rate is:                              The MVA is:
        Less than the new GPA rate + 0.10%                      Negative
        Equal to the new GPA rate + 0.10%                       Zero
        Greater than the new GPA rate + 0.10%                   Positive

General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


--------------------------------------------------------------------------------
25  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Sample MVA Calculations

The precise MVA formula we apply is as follows:

      Early withdrawal amount x [(  1  +  i  )(to the power of n/12) - 1] = MVA
                                  ------------
                                  1 + j + .001

  Where   i  = rate  earned  in  the  GPA  from  which  amounts  are  being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n  = number of months  remaining  in the  current  Guarantee  Period
               (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                  ---------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

           $1,000 x [( 1.045 )(to the power of 84/12) - 1] = $27.21
                  ---------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.


--------------------------------------------------------------------------------
26  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The One-Year Fixed Account

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Buying Your Contract"). We also reserve the right to limit transfers to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract (see "Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional MAV death benefit(2);

o    the optional EDB(2);


o    the optional GMIB - MAV rider(3);

o    the optional GMIB - 6% Rising Floor rider(3);

o    the optional PCR(3);

o    the optional Benefit Protector Death Benefit(4);

o    the optional Benefit Protector Plus Death Benefit(4);

o    the length of the withdrawal charge schedule (5 or 7 years)(5); and


o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account and/or the subaccounts of the variable account in even 1% increments subject to the $1,000 minimum for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.


If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your

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27  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2;

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.


Minimum purchase payments

     If paying by SIP:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

Maximum total allowable purchase payments* (without prior approval):

          $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.




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28  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.(1)


For applications signed on or after Nov. 6, 2003, for a contract with a seven-year withdrawal charge schedule,we apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the GPAs, the one-year fixed account and the subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


(1) For applications signed on or after Nov. 6, 2003, purchase payment credits are not available for contracts with a five-year withdrawal charge schedule; however, there may be some states that have not approved this restriction and this feature may still be available in those states. Please check with your sales representative.





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29  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.


These fees are based on the death benefit guarantee, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                                                 Qualified annuities     Nonqualified annuities
Seven-year withdrawal charge schedule
ROP death benefit                                                                        0.85%                      1.10%
MAV death benefit(1),(2)                                                                 1.05                       1.30
EDB(1)                                                                                   1.15                       1.40

Five-year withdrawal charge schedule
ROP death benefit                                                                        1.15                       1.40
MAV death benefit(1),(2)                                                                 1.35                       1.60
EDB(1)                                                                                   1.45                       1.70

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


(2) For contracts purchased before Nov. 6, 2003, or if your state has not approved this fee,the MAV death benefit fee is .10% less.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.



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30  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIBterminates.

We calculate the fee as follows:

            GMIB - MAV                               0.55% x (CV + ST - FAV)

            GMIB - 6% Rising Floor                   0.75% x (CV + ST - FAV)

     CV  = contract value on the contract anniversary

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

Example

o You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

o On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

o On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

o    The GMIB fee for:

            GMIB - MAV is 0.55%; and

            GMIB - 6% Rising Floor is 0.75%.

We calculate the charge as follows:
      Contract value on the contract anniversary:                                 $   73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                             +15,000
      minus the value of the one-year fixed account on the contract anniversary:     -15,250
                                                                                  ----------
                                                                                  $   73,000
   The GMIB fee charged to you:
      GMIB - MAV                  (0.55% X $73,000) =                             $   401.50
      GMIB - 6% Rising Floor      (0.75% X $73,000) =                             $   547.50

(1) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.




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31  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See "The Guarantee Period Accounts -- Market Value Adjustment (MVA).")

The Total Free Amount (TFA) is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:


     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.




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32  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

     PPW = XSF + (ACV - XSF) x (PPNPW - XSF)
                 ----------
                 (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                         Seven-year schedule                                            Five-year schedule(1)
         Years from purchase           Withdrawal charge                 Years from purchase            Withdrawal charge
           payment receipt                percentage                       payment receipt                 percentage
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(1) The five-year withdrawal charge schedule may not be available in all states.

Example

Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         Amount requested          or      $1,000 = $1,075.27
    ------------------------               ------
    1.00 - withdrawal charge                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.





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33  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:

o The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

o    We received these payments

     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

o    The prior anniversary Jan. 1, 2012 contract value was $38,488.

Withdrawal Charge   Explanation

       $  0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        560 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and

        420         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 7% withdrawal charge.
       $980

Under the same scenario, the withdrawal charge on a contract with a five-year withdrawal charge schedule would be calculated:

Withdrawal Charge   Explanation

       $  0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        320 $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and

        360         $6,000 Feb. 20, 2011 purchase payment is in its third year
       ----         from receipt withdrawn with a 6% withdrawal charge.
       $680

Waiver of withdrawal charges

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period;* and

o    death benefits.*

*    However, we will reverse certain purchase payment credits up to the maximum
     withdrawal   charge.   (See  "Buying  Your  Contract  --  Purchase  Payment
     Credits.")




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34  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account;


o plus any purchase payment credits allocated to the GPAs and the one-year fixed account;


o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;


o    minus any prorated portion of the GWB (if applicable);


o    minus any prorated portion of the contract administrative charge;


o    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);


o    minus any prorated portion of the PCR fee (if applicable);

o    minus any prorated  portion of the Benefit  Protector fee (if  applicable);
     and

o    minus  any  prorated  portion  of  the  Benefit   Protector  Plus  fee  (if
     applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge or fee for any optional contract riders (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

--------------------------------------------------------------------------------
35  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;


o    a prorated portion of the contract administrative charge;


o    a prorated portion of the GMIB - MAV fee (if applicable);

o    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

o    a prorated portion of the PCR fee (if applicable);

o    a prorated portion of the Benefit Protector fee (if applicable); and/or

o    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.




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36  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...           ---->     May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfer. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.



--------------------------------------------------------------------------------
37  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account of a different duration and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify, subject to the 30% limitation rule (see "Transfer policies"). Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.




--------------------------------------------------------------------------------
38  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;


o    requiring transfer requests to be submitted by U.S. Mail;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.



--------------------------------------------------------------------------------
39  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to:


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals


Your sales representative can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.*


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

     For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 By phone

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.*


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.



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40  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit or EDB charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your GPAs, the the one-year fixed account and/or the subaccounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each GPA, the one-year fixed account and subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Withdrawal Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


--------------------------------------------------------------------------------
41  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the GMIB and Benefit Protector Plus Death Benefit riders will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

Benefits in Case of Death

There are three death benefit options under your contract:

o    Return of Purchase Payments death benefit (ROP);

o    Maximum Anniversary Value death benefit (MAV); and

o    Enhanced Death Benefit (EDB).


If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a GMIB, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

   Adjusted partial withdrawals for the ROP or MAV death benefit = PW x DB
                                                                   -------
                                                                      CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

o On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:

         Contract value at death:                                              $ 23,000.00
                                                                               ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                         $ 25,000.00
              minus adjusted partial withdrawals calculated as:
              1,500 X 25,000
              --------------  =                                                  -1,704.55
                 22,000                                                        -----------

              for a death benefit of:                                          $ 23,295.45
                                                                               ===========
         ROP death benefit, calculated as the greatest of these two values:    $ 23,295.45



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42  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add a GMIB rider to your contract, you must elect either the MAV death benefit or the EDB.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:
         Contract value at death:                                                     $ 20,500.00
                                                                                      ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                $ 20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $20,000
              ---------------- =                                                        -1,363.64
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 18,636.36
                                                                                      ===========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                  $ 24,000.00
              plus purchase payments made since that anniversary:                           +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000
              ---------------- =                                                        -1,636.36
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 22,363.64
                                                                                      ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                  $ 22,363.64

--------------------------------------------------------------------------------
43  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.


If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a GMIB to your contract, you must elect either the MAV death benefit or the EDB.
The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:


1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 5%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% rising floor adjusted transfers or partial withdrawals  =  PWT x VAF
                                                                 ---------
                                                                     SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example

o You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:

       Contract value at death:                                   $22,800.00
                                                                  ==========
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                $25,000.00
          minus adjusted partial withdrawals, calculated as:

          $1,500 x $25,000  =                                      -1,543.21
          ---------------                                         ----------
             $24,300

          for a return of purchase payments death benefit of:     $23,456.79
                                                                  ==========


--------------------------------------------------------------------------------
44  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
       The MAV on the immediately preceding anniversary:                    $25,000.00
       plus purchase payments made since that anniversary:                       +0.00
       minus adjusted partial withdrawals made since that
       anniversary, calculated as:

       $1,500 X $25,000
       ----------------  =                                                   -1,543.21
           $24,300                                                         -----------

       for a MAV death benefit of:                                          $23,456.79
                                                                           ===========

   The 5% rising floor:
       The variable account floor on Jan. 1, 2003,
       calculated as: 1.05 x $20,000 =                                      $21,000.00
       plus amounts allocated to the subaccounts since that anniversary:         +0.00
       minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:

       $1,500 X $21,000
       ----------------  =                                                  -$1,657.89
           $19,000                                                         -----------

       variable account floor benefit:                                      $19,342.11
       plus the one-year fixed account value:                                +5,300.00
       5% rising floor (value of the GPAs, one-year fixed account
       and the variable account floor):                                     $24,642.11
                                                                           ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                              $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.




--------------------------------------------------------------------------------
45  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

o    you must hold the GMIB for 7 years,

o    the  GMIB  rider   terminates*  on  the  contract   anniversary  after  the
     annuitant's 86th birthday,

o you can only exercise the GMIB within 30 days after a contract anniversary, and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. The PCR rider is not available with either GMIB rider. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

You may select one of the following GMIB rider options:

o    GMIB - Maximum Anniversary Value (MAV); or


o    GMIB - 6% Rising Floor.



--------------------------------------------------------------------------------
46  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

GMIB - MAV

GMIB benefit base:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT x CVG
    -----------
        ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

Exercising the GMIB - MAV:

o you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


--------------------------------------------------------------------------------
47  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

Terminating the GMIB - MAV:

o You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

o You may terminate the GMIB - MAV any time after the seventh rider anniversary.

o    The GMIB - MAV will terminate on the date:

     -- you make a full withdrawal from the contract; -- a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments          MAV            benefit base
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.




--------------------------------------------------------------------------------
48  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                           Minimum Guaranteed Monthly Income
Contract                                                                 Plan A -           Plan B -         Plan D - joint and
anniversary                             GMIB                          life annuity --   life annuity with    last survivor life
at exercise                         benefit base                         no refund      ten years certain   annuity -- no refund
 10                               $152,000 (MAV)                        $  785.84          $  766.08               $627.76
 15                                215,000 (Contract Value = MAV)        1,272.80           1,212.60                984.70

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and interest rate of 3%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                 Plan A -           Plan B -         Plan D - joint and
anniversary                                                           life annuity --   life annuity with    last survivor life
at exercise                     Contract value                           no refund      ten years certain   annuity -- no refund
 10                               $126,000                              $  580.86          $  565.74               $454.86
 15                                215,000                               1,150.25           1,098.65                872.96


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

GMIB - 6% Rising Floor

GMIB benefit base:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o    the initial purchase payments allocated to the subaccounts increased by 6%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

o    subtract each payment adjusted for market value from the contract value.

o subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.




--------------------------------------------------------------------------------
49  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

      PMT x CVG
      ---------
         ECV


     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.


     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT x (1.06)(to the power of CY)

      CY = the full number of contract years the payment has been in the contract.

o you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant must be between 50 and 86 years old on the date the rider is exercised.

o you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity - no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity - no refund

o    You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

  P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.




--------------------------------------------------------------------------------
50  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Terminating the GMIB - 6% Rising Floor:

o You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

o You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

o    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                                                                            GMIB
anniversary                                       Contract value      Purchase payments    6% rising floor      benefit base
  1                                                 $107,000             $100,000            $106,000
  2                                                  125,000              100,000             112,360
  3                                                  132,000              100,000             119,102
  4                                                  150,000              100,000             126,248
  5                                                   85,000              100,000             133,823
  6                                                  120,000              100,000             141,852
  7                                                  138,000              100,000             150,363             $150,363
  8                                                  152,000              100,000             159,388              159,388
  9                                                  139,000              100,000             168,948              168,948
 10                                                  126,000              100,000             179,085              179,085
 11                                                  138,000              100,000             189,830              189,830
 12                                                  147,000              100,000             201,220              201,220
 13                                                  215,000              100,000             213,293              215,000
 14                                                  234,000              100,000             226,090              234,000
 15                                                  240,000              100,000             239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.




--------------------------------------------------------------------------------
51  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             Minimum Guaranteed Monthly Income
Contract                                                                 Plan A -           Plan B -         Plan D - joint and
anniversary                               GMIB                        life annuity --   life annuity with    last survivor life
at exercise                           benefit base                       no refund      ten years certain   annuity -- no refund
 10                               $179,085 (6% Rising Floor)            $  875.73          $  852.44             $  693.06
 15                                240,000 (Contract Value)              1,351.20           1,291.20              1,036.80

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


Contract                                                                 Plan A -           Plan B -         Plan D - joint and
anniversary                                                           life annuity --   life annuity with    last survivor life
at exercise                    Contract value                            no refund      ten years certain   annuity -- no refund
 10                               $126,000                              $  580.86          $  565.74               $454.86
 15                                240,000                               1,284.00           1,226.40                974.40


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

Investment selection under the PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   Target value adjusted partial withdrawals  =  PW x TV
                                                 -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

--------------------------------------------------------------------------------
52  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Exercising the PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

   5% x (PP - PCRPW - PP5)

     PP   =    total purchase payments and purchase payment credits.


  PCRPW   =    PCR  adjusted  partial  withdrawals.  The  PCR  adjusted  partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix.


     PP5  =    purchase payments and purchase payment credits made in the prior five years.



     We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the GPAs, the one-year fixed account and subaccounts according to your current asset allocation.


Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR

o You may terminate the PCR within 30 days following the first rider anniversary.

o You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

o    The PCR will terminate on the date:

     -- you make a full withdrawal from the contract,

     -- that a death benefit is payable, or

     -- you choose to begin taking annuity payouts.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

o    There are no additional purchase payments and no partial withdrawals

o    On Jan. 1, 2013, the contract value is $200,000

o We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

o On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

o If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


--------------------------------------------------------------------------------
53  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not

         previously withdrawn):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                           $110,000

     plus the Benefit Protector benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                         -------
     Total death benefit of:                                            $114,000


--------------------------------------------------------------------------------
54  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                      $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                                  +1,048
                                                                                    ---------
     Total death benefit of:                                                        $  58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                            $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                    ---------
     Total death benefit of:                                                        $ 255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                                  $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                    ---------
     Total death benefit of:                                                        $ 304,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

   MAV death benefit (contract value):                                              $ 250,000
   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 X ($250,000 - $105,000) =                                                  +58,000
                                                                                    ---------
   Total death benefit of:                                                          $ 308,000

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."




--------------------------------------------------------------------------------
55  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              Percentage if you and the annuitant are            Percentage if you or the annuitant are
Contract year                 under age 70 on the rider effective date           70 or older on the rider effective date
One and Two                                0%                                       0%
Three and Four                            10%                                    3.75%
Five or more                              20%                                     7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o    the applicable death benefit PLUS

                                If you and the annuitant are under           If you or the annuitant are age 70
Contract year                   age 70 on the rider effective date, add...   or older on the rider effective date, add...
One                             Zero                                         Zero

Two                             40% x earnings at death (see above)          15% x earnings at death

Three and Four                  40% x (earnings at death + 25% of initial    15% x (earnings at death + 25% of initial
                                purchase payment*)                           purchase payment*)

Five or more                    40% x (earnings at death + 50% of initial    15% x (earnings at death + 50% of initial
                                purchase payment*)                           purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.




--------------------------------------------------------------------------------
56  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Example of the Benefit Protector Plus

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (contract value):                                    $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                            +4,000
                                                                                ---------
      Total death benefit of:                                                   $ 114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

         MAV death benefit (MAV):                                               $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                            +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                          +10,000
                                                                                ---------
      Total death benefit of:                                                   $ 124,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):               $ 57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                              +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 X $55,000 =                      +5,500
                                                                                 --------
      Total death benefit of:                                                    $ 64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

         MAV death benefit (contract value):                                    $ 200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 266,000

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57  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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o    On July 1, 2012 you make an additional  purchase  payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $ 249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 315,500

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

         MAV death benefit (contract value):                                    $ 250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                           +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                           +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)




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58  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.



--------------------------------------------------------------------------------
59  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Withdrawals: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.





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60  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withdrawals: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.

Purchase payment credits and PCR credits: These are considered earnings and are taxed accordingly when withdrawn or paid out.

Special considerations if you select either the MAV death benefit, EDB, GMIB, Benefit Protector or Benefit Protector Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.



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61  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

American Enterprise Life's tax status: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.




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62  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.





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63  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                         Six months ended
                                    June 30, 2003   June 30, 2002
(thousands)                          (unaudited)     (unaudited)      2002        2001        2000        1999         1998
Net investment income              $  178,529      $  139,850    $  292,067   $  271,718  $  299,759  $  322,746   $  340,219
Net gain (loss) on investments         25,257          (3,560)            3      (89,920)        469       6,565       (4,788)
Other                                   9,549           9,701        18,906       16,245      12,248       8,338        7,662
Total revenues                     $  213,335      $  145,991    $  310,976   $  198,043  $  312,476  $  337,649   $  343,093
Income (loss) before income taxes      26,144         (17,022)   $  (52,177)  $  (63,936) $   38,452  $   50,662   $   36,421
Net income (loss)                      16,999         (11,145)   $  (33,690)  $  (41,728) $   24,365  $   33,987   $   22,026
Total assets                       $8,528,677      $8,026,730    $8,026,730   $5,275,681  $4,652,221  $4,603,343   $4,885,621
                                   ----------      ----------    ----------   ----------  ----------  ----------   ----------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Six Months Ended June 30, 2003 Compared to Six Months Ended June 30, 2002:


Net income was $17 million for the six months ended June 30, 2003, compared to a net loss of $11 million for the six months ended June 30, 2002. The increase in net income primarily reflects increased investment income due to higher investment levels and increased net realized gains partially offset by increased interest credited on annuity contracts and the impact of lower average investment yields.

Premiums and investment contract deposits totaled $1.4 billion for the six months ended June 30, 2003, compared to $651 million for the six months ended June 30, 2002. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the Company's variable annuities.

Contractholder charges increased 31% to $3.8 million for the six months ended June 30, 2003, compared with $2.9 million for the six months ended June 30, 2002, due primarily to an increase in variable annuity contract surrender charges.

Mortality and expense risk fees decreased 15% to $5.8 million for the six months ended June 30, 2003 compared with $6.8 million for the six months ended June 30, 2002.

Net investment income increased to $179 million for the six months ended June 30, 2003 compared with $140 million for the same period last year. This increase was primarily due to higher average fixed maturity security portfolio balances in 2003 partially offset by the impact of lower average yields.

Net realized gain on investments was $25 million for the six months ended June 30, 2003 compared to a net loss of $4 million for the six months ended June 30, 2002. For the six month period ended June 30, 2003, $45 million of total investment gains were partially offset by $20 million of impairments and losses. Included in these total investment gains and losses are $45 million of gross realized gains and $9 million of gross realized losses from sales of securities, as well as $9 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the six month period ended June 30, 2002, $12 million of total investment gains were more than offset by ($16 million) of impairments and losses. Included in these total investment gains and losses are $12 million of gross realized gains and ($5 million) of gross realized losses from sales of securities, as well as ($8 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale.

Total benefits and expenses were $187 million, an increase of 15% from the six months ended June 30, 2002. This increase reflects higher interest credited on investment contracts and universal life-type insurance, which increased 28% to $126 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to the relatively low interest rate environment.

Other insurance and operating expenses declined $11 million or 25%. The decrease reflects comparatively more favorable market value adjustments on interest rate swaps during 2003.

Amortization of deferred policy acquisition costs (DAC) increased to $28 million for the six months ended June 30, 2003, compared to $21 million for the six months ended June 30, 2002. The expense growth was primarily due to third quarter 2002 changes in assumed customer asset value growth rates.


Six Months Ended June 30, 2002 Compared to Six Months Ended June 30, 2001:


Consolidated net loss was $11 million for the six months ended June 30, 2002, compared to $46 million in 2001. Loss before income taxes totaled $17 million in the first six months of 2002, compared with $71 million in the first six months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first six months of 2001.

Premiums received totaled $651 million for the six months ended June 30, 2002, compared to $433 million in 2001. The increase is primarily due to increased sales of fixed annuities.



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64  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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Contractholder charges decreased 5% to $2.9 million for the six months ended
June 30, 2002, compared with $3.1 million a year ago, due primarily to a decline in fixed annuity surrenders and lapses.

Mortality, expense risk and other fees increased to $6.8 million for the six months ended June 30, 2002 compared with $4.7 million a year ago. This was primarily due to an increase in average separate account assets outstanding. We received a mortality and expense risk fee from the separate accounts.

Net investment income increased to $140 million for the six months ended June 30, 2002 compared with $133 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio rates.

Net realized loss on investments was $3.6 million for the six months ended June 30, 2002 compared to a net realized loss of $85 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $163 million, an increase of 28% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 10% to $99 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, reflected in the increase in Other insurance and operating expenses. We entered into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins.

Amortization of deferred policy acquisition costs (DACs) decreased to $21 million for the six months ended June 30, 2002, compared to $23 million a year ago. The decline was due primarily to improved persistency of fixed deferred annuity business.

2002 Compared to 2001:


Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.


Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.


Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.




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65  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).


Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.


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66  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

2001 Compared to 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.


Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.


Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.


Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity withdrawal charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.


Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.


Other operating expenses increased slightly to approximately $36 million in 2001.

Impact of Market Volatility on Results of Operations

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

Certain Critical Accounting Policies

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.




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67  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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Investments

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Risk Management


The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.


We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the

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68  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.


The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.


Liquidity and Capital Resources

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.


At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.


During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.




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69  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

Forward-Looking Statements

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.




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70  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.





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71  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Financial Statements

Consolidated Balance Sheets
                                                                                                       June 30,    December 31,
June 30, 2003                                                                                            2003          2002
(In thousands, except par value and share amounts)                                                    (Unaudited)
Assets
Investments:
   Fixed maturity Available-for-Sale securities, at fair value
     (amortized cost: 2003, $6,450,062; 2002, $5,105,431)                                             $6,695,661   $5,288,855
   Mortgage loans on real estate (less reserves: 2003, $7,927; 2002, $6,082)                             548,558      587,535
   Other investments                                                                                       5,370        2,381
                                                                                                           -----        -----
      Total investments                                                                                7,249,589    5,878,771
Cash and cash equivalents                                                                                 84,468    1,118,692
Amounts due from brokers                                                                                     574        2,775
Accrued investment income                                                                                 62,400       53,673
Deferred policy acquisition costs                                                                        312,936      260,577
Other assets                                                                                              18,934       17,471
Separate account assets                                                                                  799,776      694,771
                                                                                                         -------      -------
      Total assets                                                                                    $8,528,677   $8,026,730
                                                                                                      ==========   ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits for fixed annuities and universal life-type insurance                       $6,598,893   $5,411,954
   Policy claims and other policyholders' funds                                                           20,950        9,050
   Amounts due to brokers                                                                                116,228      985,081
   Deferred income taxes                                                                                  49,017       17,608
   Other liabilities                                                                                      62,868       82,453
   Separate account liabilities                                                                          799,776      694,771
                                                                                                         -------      -------
   Total liabilities                                                                                   7,647,732    7,200,917
                                                                                                       ---------    ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000 shares
     issued and outstanding                                                                                3,000        3,000
   Additional paid-in capital                                                                            591,872      591,872
   Retained earnings                                                                                     156,915      139,916
   Other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                    140,175      104,259
      Net unrealized derivative losses                                                                   (11,017)     (13,234)
                                                                                                         -------      -------
      Accumulated other comprehensive income                                                             129,158       91,025
                                                                                                         -------       ------
   Total stockholder's equity                                                                            880,945      825,813
                                                                                                         -------      -------
Total liabilities and stockholder's equity                                                            $8,528,677   $8,026,730
                                                                                                      ==========   ==========

See accompanying notes to consolidated financial statements.


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72  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Consolidated Statements of Operations
(unaudited)
Six months ended June 30, (In thousands)                                                                    2003         2002
Revenues
Contractholder charges                                                                                  $  3,786     $  2,888
Mortality and expense risk fees                                                                            5,763        6,813
Net investment income                                                                                    178,529      139,850
Net realized gain (loss) on investments                                                                   25,257       (3,560)
                                                                                                          ------       ------
   Total revenues                                                                                        213,335      145,991
                                                                                                         -------      -------
Benefits and expenses
Interest credited on investment contracts and universal life-type insurance                              126,434       98,995
Amortization of deferred policy acquisition costs                                                         28,305       20,706
Other insurance and operating expenses                                                                    32,452       43,312
                                                                                                          ------       ------
   Total benefits and expenses                                                                           187,191      163,013
                                                                                                         -------      -------
Income (loss) before income tax expense (benefit)                                                         26,144      (17,022)
Income tax expense (benefit)                                                                               9,145       (5,877)
                                                                                                           -----       ------
Net income (loss)                                                                                       $ 16,999     $(11,145)
                                                                                                        ========     ========

See accompanying notes to consolidated financial statements.



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73  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Consolidated Statements of Cash Flows
(unaudited)
Six months ended June 30, (In thousands)                                                                  2003           2002
Cash flows from operating activities
Net income (loss)                                                                                  $    16,999    $   (11,145)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Change in accrued investment income                                                                  (8,727)        (2,716)
   Change in other assets                                                                               (1,463)         8,527
   Change in deferred policy acquisition costs, net                                                    (59,286)       (21,184)
   Change in policy claims and other policyholders' funds                                               11,900         10,390
   Deferred income taxes                                                                                10,878        (13,727)
   Change in other liabilities                                                                         (19,585)        (8,762)
   Amortization of premium, net                                                                         10,590            127
   Net realized (gain) loss on investments                                                             (25,257)         3,560
   Other                                                                                                 3,501          5,771
                                                                                                         -----          -----
       Net cash used in operating activities                                                           (60,450)       (29,159)
                                                                                                       -------        -------
Cash flows from investing activities
Fixed maturity Available-for-Sale securities:
   Sales                                                                                             1,539,712        470,898
   Maturities, sinking fund payments and calls                                                         454,320        242,841
   Purchases                                                                                        (3,322,928)    (1,163,750)
Other investments:
   Sales                                                                                                41,268         36,147
   Purchases                                                                                            (6,433)        (2,691)
   Change in amounts due to and from brokers, net                                                     (866,652)        18,828
                                                                                                      --------         ------
      Net cash used in investing activities                                                         (2,160,713)      (397,727)
                                                                                                    ----------       --------
Cash flows from financing activities
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                           1,387,425        593,172
   Interest credited to account balances                                                               126,434         98,995
   Surrenders and death benefits                                                                      (326,920)      (287,734)
                                                                                                      --------       --------
      Net cash provided by financing activities                                                      1,186,939        404,433
                                                                                                     ---------        -------
Net decrease in cash and cash equivalents                                                           (1,034,224)       (22,453)
Cash and cash equivalents at beginning of period                                                     1,118,692        260,214
                                                                                                     ---------        -------
Cash and cash equivalents at end of period                                                         $    84,468    $   237,761
                                                                                                   ===========    ===========

See accompanying notes to consolidated financial statements.


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74  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(unaudited)

1. BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of American Enterprise Life Insurance Company (the Company) for the year ended December 31, 2002. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The interim financial information in this report has not been audited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial position and the consolidated results of operations for the interim periods have been made. All adjustments made were of a normal, recurring nature. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Recently Issued Accounting Standards

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs are effective at inception for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The adoption of FIN 46 is not expected to have a material impact on the Company's financial statements. However, the Company continues to evaluate all relationships and interests in entities that may be considered VIEs as detailed interpretations of FIN 46 continue to emerge.

In April 2003, the FASB issued Statement of Financial Accounting Standards Board
(SFAS) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. The Statement is effective for contracts entered into or modified and hedging relationships designated after June 30, 2003, and to certain preexisting contracts. The adoption of this Statement is not expected to have a material impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The Company is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits (GMDBs) included within the variable annuity contracts offered by the Company. SOP 03-1 is required to be adopted on January 1, 2004.

2. INVESTMENT SECURITIES

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $4 million and $5 million for the three months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($1 million) and ($0.3 million) for the three months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($3 million) and ($8 million) for the three months ended June 30, 2003 and 2002, respectively.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $45 million and $12 million for the six months ended June 30, 2003 and 2002, respectively. Gross realized losses on sales of securities classified as Available-for-Sale were ($9 million) and ($5 million) for the six months ended June 30, 2003 and 2002, respectively. The Company also recognized other-than-temporary impairment losses on Available-for-Sale securities of ($9 million) and ($8 million) for the six months ended June 30, 2003 and 2002, respectively.

3. COMPREHENSIVE INCOME

Comprehensive income is defined as the aggregate change in stockholders' equity, excluding changes in ownership interests. It is the sum of net income and changes in unrealized gains or losses on Available-for-Sale securities, net of related tax and applicable deferred policy acquisition costs, and unrealized gains or losses on derivatives, net of related tax.

Total comprehensive income was $41 million and $45 million for the three months ended June 30, 2003 and 2002, respectively. Total comprehensive income was $55 million and $21 million for the six months ended June 30, 2003 and 2002, respectively. The difference between net income and total comprehensive income for these periods is primarily the result of the change in net unrealized gains on Available-for-Sale securities.

4. TAXES AND INTEREST

Cash paid for income taxes totaled $14 million and $24 million for the six months ended June 30, 2003 and 2002, respectively. Cash paid for interest on borrowings was $5 thousand and $0 for the six months ended June 30, 2003 and 2002, respectively.



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75  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at June 30, 2003 aggregated $20 million.

The maximum amount of life insurance risk retained by the Company is $750,000 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, a cost is incurred by the issuer of the policy. Current accounting literature does not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, the Company currently does not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. At present, the amount paid in excess of contract value is expensed when payable. Amounts expensed for the six months ended June 30, 2003 and 2002, were $2 million and $1 million, respectively. The Company also issues certain variable annuity contracts that contain a guaranteed minimum income benefit
(GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, the Company has not expensed any amount related to GMIBs. As discussed in Note 1, SOP 03-1, which was issued by the AICPA in July 2003 with a required adoption date of January 1, 2004, will require reserves related to GMDBs. The impact of that requirement, as well as other provisions of SOP 03-1, is being evaluated.

The Company's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 3% to 4.5%. To the extent the yield on the Company's invested asset portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.





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76  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

Table of Contents of the Statement of Additional Information


Performance Information                                  p.  3

Calculating Annuity Payouts                              p. 22

Rating Agencies                                          p. 23

Principal Underwriter                                    p. 23

Independent Auditors                                     p. 23

Condensed Financial Information (Unaudited)              p. 24


Financial Statements




--------------------------------------------------------------------------------
91  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Appendix: Performance Credit Rider Adjusted Partial Withdrawal

STEP ONE:

For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA adjusted partial withdrawals  =  PW x RP
                                        -------
                                          CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

o On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

o On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

o    Contract values before any partial withdrawals are shown below.

o    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

o On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

Date                          Total purchase payments    Contract value
Jan. 1, 2003                        $100,000               $100,000
Jan. 1, 2004                         100,000                110,000
Jan. 1, 2005                         100,000                115,000
Jan. 1, 2006                         100,000                120,000
Jan. 1, 2007                         100,000                115,000
Jan. 1, 2008                         100,000                120,000
(shaded portion starts here)
Jan. 1, 2009                         200,000                225,000
Jan. 1, 2010                         200,000                230,000
Jan. 1, 2011                         200,000                235,000
Jan. 1, 2012                         200,000                230,000
Jan. 1, 2013                         200,000                235,000


--------------------------------------------------------------------------------
92  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

For the first partial withdrawal on Jan. 1, 2006:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                        ------------------  =  $8,333
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                        ------------------  =  $8,156
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000     $100,000
                                                                        ------------------  X  --------  =  $8,156
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844        $91,844
                                                                        -----------------  X  -------------  =  $1,873
      AND the five-year exclusion period minus the EPA                       $235,000           $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

--------------------------------------------------------------------------------
93  AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437


                                                                 45281 E (11/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  NOV. 6, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

Table of Contents


Performance Information                                              p.   3

Calculating Annuity Payouts                                          p.  22

Rating Agencies                                                      p.  23

Principal Underwriter                                                p.  23

Independent Auditors                                                 p.  23

Condensed Financial Information (Unaudited)                          p.  24


Financial Statements

--------------------------------------------------------------------------------
2   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
         EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

--------------------------------------------------------------------------------
3   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
         EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                       Since
Subaccount  Investing in:                                 Since commencement(b)    1 year   5 years     10 years   commencement
           AXP(R) Variable Portfolio -
UCMG9         Cash Management Fund (10/03; 10/81)(1)               --%              (8.83%)    0.76%      1.29%      3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                 --               (4.86)     0.99       3.94       6.97
              (previously AXP(R) Variable Portfolio - Bond
              Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)         --              (27.08)       --         --      (8.36)
UGRO9         Growth Fund (10/03; 9/99)                            --              (33.48)       --         --     (22.66)
UNDM9         New Dimensions Fund(R) (10/03; 5/96)                 --              (29.67)    (3.16)        --       2.12
USVA9         Partners Small Cap Value Fund (10/03; 8/01)          --              (20.85)       --         --     (11.45)
USPF9         S&P 500 Index Fund (10/03; 5/00)                     --              (30.14)       --         --     (21.04)
UFIF9         Short Duration U.S. Government Bond Fund
              (10/03; 9/99)                                        --               (4.61)       --         --       2.19
              (previously AXP(R) Variable Portfolio -
              Federal Income Fund)
           AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03;
              9/01)(2)                                             --              (30.13)       --         --     (22.63)
UAAD9         Capital Development Fund, Series II Shares
              (10/03; 5/98)(2)                                     --              (29.41)       --         --      (4.57)
UAVA9         Premier Equity Fund, Series II Shares (10/03;
              5/93)(2)                                             --              (37.41)    (5.45)        --       4.76
              AllianceBernstein Variable Product Series
              Fund, Inc.
UGIP9         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (10/03; 1/91)(3)                 --              (30.01)     0.20       8.02       7.15
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                           --              (37.76)    (4.66)      6.16       7.02
UTEC9         AllianceBernstein VP Technology Portfolio
              (Class B) (10/03; 1/96)(5)                           --              (47.67)    (3.65)        --      (0.91)
UAGR9         AllianceBernstein VP Total Return Portfolio
              (Class B) (10/03; 12/92)(6)                          --              (19.64)    (3.18)      2.85       2.84
           Fidelity(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2
              (10/03; 1/95)(7)                                     --              (18.56)     0.19         --       9.02
UFGR9         Growth Portfolio Service Class 2 (10/03;
              10/86)(7)                                            --              (37.28)    (3.79)      5.27       7.24
UFMC9         Mid Cap Portfolio Service Class 2 (10/03;
              12/98)(7)                                            --              (18.94)       --         --      11.97
UFOV9         Overseas Portfolio Service Class 2 (10/03;
              1/87)(7)                                             --              (28.37)    (7.25)      1.63       1.21
           FTVIPT
URES9         Franklin Real Estate Fund - Class 2 (10/03;
              1/89)(8)                                             --               (8.00)    (0.87)      6.96       6.54
USMC9         Franklin Small Cap Fund - Class 2 (10/03;
              11/95)(8)                                            --              (35.81)    (2.25)        --       4.03
UVAS9         Franklin Small Cap Value Securities Fund -
              Class 2 (10/03; 5/98)(8)                             --              (18.25)       --         --      (2.88)
UMSS9         Mutual Shares Securities Fund - Class 2
              (10/03; 11/96)(8)                                    --              (20.56)     0.63         --       3.57
UINT9         Templeton Foreign Securities Fund - Class 2
              (10/03; 5/92)(9)                                     --              (26.66)    (5.34)      4.71       3.60
           MFS(R)
UGRS9         Investors Growth Stock Series - Service Class
              (10/03; 5/99)(10)                                    --              (34.93)       --         --     (12.44)
UNDS9         New Discovery Series - Service Class (10/03;
              5/98)(10)                                            --              (38.63)       --         --      (0.86)
UTRS9         Total Return Series - Service Class (10/03;
              1/95)(10)                                            --              (14.72)     1.53         --       7.54
USUT9         Utilities Series - Service Class (10/03;
              1/95)(10)                                            --              (30.58)    (3.94)        --       5.81
           Oppenheimer Variable Account Funds
UOCA9         Capital Appreciation Fund/VA, Service Shares
              (10/03; 4/85)                                        --              (34.37)    (1.06)      7.03       8.44
UOGS9         Global Securities Fund/VA, Service Shares
              (10/03; 11/90)                                       --              (30.11)     1.93       8.73       6.26
UOHI9         High Income Fund/VA, Service Shares (10/03;
              4/86)                                                --              (12.23)    (3.26)      3.62       6.10
UOSM9         Main Street Small Cap Fund/VA, Service Shares
              (10/03; 5/98)                                        --              (24.84)       --         --      (4.23)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03;
              5/93)(11)                                            --               (3.58)     1.14         --       2.98


--------------------------------------------------------------------------------
4   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002
(continued)

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
           Putnam Variable Trust
UGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (10/03; 2/88)(12)                    --%             (27.04%)   (4.10%)     5.42%      7.26%
UIGR9         Putnam VT International Equity Fund -
              Class IB Shares (10/03; 1/97)(13)                    --              (25.85)    (0.99)        --       1.49
UPRE9         Putnam VT Research Fund - Class IB
              Shares (10/03; 9/98)(14)                             --              (29.95)       --         --      (4.70)
UVIS9         Putnam VT Vista Fund - Class IB Shares
              (10/03; 1/97)(13)                                    --              (37.54)    (7.34)        --      (3.00)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
5   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities Without Withdrawal
And Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
            AXP(R) Variable Portfolio -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                --%             (1.77%)    1.13%      1.29%      3.12%
UBND9         Diversified Bond Fund (10/03; 10/81)                  --               2.55      1.36       3.94       6.96
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03;
              9/99)                                                 --             (21.61)       --         --      (7.32)
UGRO9         Growth Fund (10/03; 9/99)                             --             (28.56)       --         --     (21.78)
UNDM9         New Dimensions Fund(R) (10/03; 5/96)                  --             (24.42)    (2.82)        --       2.12
USVA9         Partners Small Cap Value Fund (10/03;
              8/01)                                                 --             (14.83)       --         --      (7.18)
USPF9         S&P 500 Index Fund (10/03; 5/00)                      --             (24.94)       --         --     (19.41)
UFIF9         Short Duration U.S. Government Bond
              Fund (10/03; 9/99)                                    --               2.81        --         --       3.33
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA9         Basic Value Fund, Series II Shares
              (10/03; 9/01)(2)                                      --             (24.92)       --         --     (18.63)
UAAD9         Capital Development Fund, Series II
              Shares (10/03; 5/98)(2)                               --             (24.15)       --         --      (4.21)
UAVA9         Premier Equity Fund, Series II Shares
              (10/03; 5/93)(2)                                      --             (32.84)    (5.13)        --       4.75
            AllianceBernstein Variable Product Series Fund, Inc.
UGIP9         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (10/03; 1/91)(3)                  --             (24.79)     0.56       8.02       7.14
UPRG9         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (10/03; 6/92)(4)                  --             (33.22)    (4.34)      6.16       7.01
UTEC9         AllianceBernstein VP Technology
              Portfolio (Class B) (10/03; 1/96)(5)                  --             (43.99)    (3.33)        --      (0.91)
UAGR9         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)                 --             (13.52)    (2.84)      2.85       2.84
            Fidelity(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class
              2 (10/03; 1/95)(7)                                    --             (12.35)     0.55         --       9.01
UFGR9         Growth Portfolio Service Class 2
              (10/03; 10/86)(7)                                     --             (32.70)    (3.46)      5.27       7.24
UFMC9         Mid Cap Portfolio Service Class 2
              (10/03; 12/98)(7)                                     --             (12.76)       --         --      12.31
UFOV9         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                                      --             (23.01)    (6.92)      1.63       1.21
            FTVIPT
URES9         Franklin Real Estate Fund - Class 2
              (10/03; 1/89)(8)                                      --              (0.87)    (0.51)      6.96       6.54
USMC9         Franklin Small Cap Fund - Class 2
              (10/03; 11/95)(8)                                     --             (31.10)    (1.91)        --       4.03
UVAS9         Franklin Small Cap Value Securities
              Fund - Class 2 (10/03; 5/98)(8)                       --             (12.01)       --         --      (2.51)
UMSS9         Mutual Shares Securities Fund - Class
              2 (10/03; 11/96)(8)                                   --             (14.52)     0.99         --       3.57
UINT9         Templeton Foreign Securities Fund -
              Class 2 (10/03; 5/92)(9)                              --             (21.15)    (5.01)      4.71       3.60
            MFS(R)
UGRS9         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)                       --             (30.14)       --         --     (11.58)
UNDS9         New Discovery Series - Service Class
              (10/03; 5/98)(10)                                     --             (34.16)       --         --      (0.49)
UTRS9         Total Return Series - Service Class
              (10/03; 1/95)(10)                                     --              (8.17)     1.90         --       7.53
USUT9         Utilities Series - Service Class
              (10/03; 1/95)(10)                                     --             (25.41)    (3.60)        --       5.81
            Oppenheimer Variable Account Funds
UOCA9         Capital Appreciation Fund/VA, Service
              Shares (10/03; 4/85)                                  --             (29.53)    (0.72)      7.03       8.43
UOGS9         Global Securities Fund/VA, Service
              Shares (10/03; 11/90)                                 --             (24.91)     2.29       8.73       6.26
UOHI9         High Income Fund/VA, Service Shares
              (10/03; 4/86)                                         --              (5.47)    (2.91)      3.62       6.09
UOSM9         Main Street Small Cap Fund/VA, Service
              Shares (10/03; 5/98)                                  --             (19.17)       --         --      (3.86)
USTB9         Strategic Bond Fund/VA, Service Shares
              (10/03; 5/93)(11)                                     --               3.93      1.51         --       2.98


--------------------------------------------------------------------------------
6   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified  Annuities  Without  Withdrawal
And Selection Of Five-Year Surrender Charge Schedule,  Maximum Anniversary Value
Death  Benefit,  Benefit  Protector  Plus Death Benefit Rider And The Guaranteed
Minimum  Income  Benefit - 6% Rising  Floor For  Periods  Ending  Dec.  31, 2002
(continued)

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
            Putnam Variable Trust
UGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (10/03; 2/88)(12)                     --%            (21.57%)   (3.76%)     5.42%      7.26%
UIGR9         Putnam VT International Equity Fund -
              Class IB Shares (10/03; 1/97)(13)                     --             (20.27)    (0.64)        --       1.49
UPRE9         Putnam VT Research Fund - Class IB
              Shares (10/03; 9/98)(14)                              --             (24.73)       --         --      (4.28)
UVIS9         Putnam VT Vista Fund - Class IB Shares
              (10/03; 1/97)(13)                                     --             (32.98)    (7.02)        --      (2.99)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
7   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities With Withdrawal And
Selection Of Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
PCMG1         Cash Management Fund (11/99; 10/81)(1)      (7.30%)      0.25%       (7.30%)       1.71%     2.96%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)        (3.34)       2.63        (3.34)        1.91      5.60       8.66
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99;
              9/99)                                      (25.66)      (8.39)      (25.66)          --        --      (7.56)
UGRO3         Growth Fund (5/02; 9/99)                       --      (23.49)(b)   (32.08)          --        --     (21.81)
PNDM1         New Dimensions Fund(R) (11/99; 5/96)       (28.26)     (14.64)      (28.26)       (2.23)       --       3.42
WSVA6         Partners Small Cap Value Fund (5/02;
              8/01)                                          --      (26.67)(b)   (19.39)          --        --     (10.53)
USPF3         S&P 500 Index Fund (5/00; 5/00)            (28.73)     (19.37)      (28.73)          --        --     (19.79)
UFIF3         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                           (3.07)       3.62        (3.07)          --        --       3.11
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA3         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                                --      (28.80)(b)   (28.72)          --        --     (21.73)
UAAD3         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                         --      (29.24)(b)   (28.00)          --        --      (3.69)
UAVA3         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                                --      (26.85)(b)   (36.15)       (4.88)       --       5.99
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP3         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                  (28.60)     (13.25)      (28.60)        1.13      9.72       8.84
UPRG3         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                  (36.39)     (28.62)      (36.39)       (3.72)     7.84       8.71
UTEC3         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                  (46.35)     (39.25)      (46.35)       (2.68)       --       0.37
UAGR3         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                     --      (15.66)(b)   (18.18)       (2.27)     4.52       4.52
           Fidelity(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                              --      (19.28)(b)   (17.09)        1.10        --      10.72
UFGR3         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                               --      (29.20)(b)   (35.91)       (2.85)     6.95       8.94
WMDC6         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                           (17.48)     (10.14)      (17.48)          --        --      13.02
UFOV3         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                                --      (29.68)(b)   (26.95)       (6.31)     3.30       2.88
           FTVIPT
WRES6         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                             (6.48)      11.58        (6.48)        0.03      8.66       8.24
PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(8)                          (34.43)     (13.94)      (34.43)       (1.32)       --       5.70
PVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (11/99; 5/98)(8)                   (16.78)       6.51       (16.78)          --        --      (2.00)
PMSS1         Mutual Shares Securities Fund - Class
              2 (11/99; 11/96)(8)                        (19.10)      (0.12)      (19.10)        1.55        --       4.87
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                    (25.23)     (16.01)      (25.23)       (4.43)     6.40       5.28
           MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)             (33.55)     (25.28)      (33.55)          --        --     (11.53)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                           (37.26)     (18.15)      (37.26)          --        --       0.02
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(10)                           (13.23)      (1.41)      (13.23)        2.50        --       9.24
PSUT1         Utilities Series - Service Class
              (10/00; 1/95)(10)                          (29.17)     (25.03)      (29.17)       (3.04)       --       7.79


--------------------------------------------------------------------------------
8   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total  Return(a) For  Nonqualified  Annuities With Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA3         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                            --%     (26.09%)(b)  (32.98%)      (0.13%)    8.72%     10.14%
WOGS6         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                           --      (28.32)(b)   (28.71)        2.91     10.43       7.95
UOHI3         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                   --      (10.99)(b)   (10.73)       (2.35)     5.30       7.78
UOSM3         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                            --      (25.46)(b)   (23.40)          --        --      (3.35)
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                               --       (4.54)(b)    (2.04)        2.09        --       4.66
           Putnam Variable Trust
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)          (25.62)      (9.89)      (25.62)       (3.17)     7.11       8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)          (24.42)     (12.21)      (24.42)       (0.07)       --       2.43
UPRE3         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                        --      (24.15)(b)   (28.54)          --        --      (3.92)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                           (36.17)     (30.57)      (36.17)       (6.38)       --      (2.06)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
9   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities Without Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
PCMG1         Cash Management Fund (11/99; 10/81)(1)      (0.11%)      2.35%       (0.11%)       2.81%     2.96%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)         4.20        4.66         4.20         3.00      5.60       8.65
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99;
              9/99)                                      (20.06)      (6.49)      (20.06)          --        --      (5.70)
UGRO3         Growth Fund (5/02; 9/99)                       --      (17.71)(b)   (27.05)          --        --     (20.23)
PNDM1         New Dimensions Fund(R) (11/99; 5/96)       (22.89)     (12.87)      (22.89)       (1.18)       --       3.79
WSVA6         Partners Small Cap Value Fund (5/02;
              8/01)                                          --      (21.16)(b)   (13.25)          --        --      (5.55)
USPF3         S&P 500 Index Fund (5/00; 5/00)            (23.41)     (17.37)      (23.41)          --        --     (17.85)
UFIF3         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                            4.48        6.13         4.48           --        --       5.05
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA3         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                                --      (23.48)(b)   (23.39)          --        --     (17.07)
UAAD3         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                         --      (23.95)(b)   (22.61)          --        --      (2.58)
UAVA3         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                                --      (21.36)(b)   (31.47)       (3.88)       --       5.99
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP3         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                  (23.26)     (11.10)      (23.26)        2.22      9.72       8.83
UPRG3         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                  (31.73)     (26.86)      (31.73)       (2.70)     7.84       8.70
UTEC3         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                  (42.56)     (37.77)      (42.56)       (1.69)       --       0.74
UAGR3         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                     --       (9.20)(b)   (11.94)       (1.20)     4.52       4.51
           Fidelity(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                              --      (13.13)(b)   (10.75)        2.21        --      10.72
UFGR3         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                               --      (23.91)(b)   (31.20)       (1.82)     6.95       8.93
WMDC6         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                           (11.17)      (6.11)      (11.17)          --        --      14.03
UFOV3         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                                --      (24.44)(b)   (21.47)       (5.30)     3.30       2.88
           FTVIPT
WRES6         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                              0.78       13.57         0.78         1.15      8.66       8.23
PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(8)                          (29.60)     (12.16)      (29.60)       (0.27)       --       5.69
PVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (11/99; 5/98)(8)                   (10.42)       8.41       (10.42)          --        --      (0.86)
PMSS1         Mutual Shares Securities Fund - Class
              2 (11/99; 11/96)(8)                        (12.93)       1.96       (12.93)        2.65        --       5.24
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                    (19.60)     (13.95)      (19.60)       (3.39)     6.40       5.27
           MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)             (28.64)     (23.44)      (28.64)          --        --      (9.98)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                           (32.67)     (16.13)      (32.67)          --        --       1.18
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(10)                            (6.55)       1.08        (6.55)        3.57        --       9.23
PSUT1         Utilities Series - Service Class
              (10/00; 1/95)(10)                          (23.88)     (22.75)      (23.88)       (2.00)       --       7.78


--------------------------------------------------------------------------------
10   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities Without Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA3         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (20.54%)(b)   (28.02%)       0.93%       8.72%     10.13%
WOGS6         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (22.96)(b)    (23.38)        3.96       10.43       7.95
UOHI3         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --       (4.12)(b)     (3.84)       (1.26)       5.30       7.78
UOSM3         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (19.84)(b)    (17.61)          --          --      (2.22)
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --        2.89(b)       5.61         3.17          --       4.65
           Putnam Variable Trust
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)        (20.02)      (8.01)       (20.02)       (2.12)       7.11       8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)        (18.72)     (10.38)       (18.72)        1.02          --       3.16
UPRE3         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (18.42)(b)    (23.20)          --          --      (2.65)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (31.49)     (29.00)       (31.49)       (5.39)         --      (1.34)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

See  accompanying notes to performance information.


--------------------------------------------------------------------------------
11   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           AXP(R) Variable Portfolio -
SCMG2         Cash Management Fund (5/00; 10/81)(1)      (8.59%)    --%       (1.41%)      (8.59%)  1.02%    1.55%    3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)        (4.64)     --         2.45        (4.64)   1.24     4.20     7.24
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00;
              9/99)                                     (26.90)     --        (7.88)      (26.90)     --       --    (8.12)
SGRO2         Growth Fund (5/00; 9/99)                  (33.31)     --       (34.01)      (33.31)     --       --   (22.46)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)       (29.49)     --       (22.03)      (29.49)  (2.92)      --     2.38
WSVA3         Partners Small Cap Value Fund (5/02;
              8/01)                                         --      --       (27.85)(b)   (20.65)     --       --   (11.22)
WSPF3         S&P 500 Index Fund (10/03; 5/00)              --      --           --(c)    (29.97)     --       --   (20.84)
WFDI3         Short Duration U.S. Government
              Bond Fund (5/00; 9/99)                     (4.37)     --         2.39        (4.37)     --       --     2.46
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
WABA3         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                               --      --       (12.28)(b)   (29.93)     --       --   (22.42)
WAAD3         Capital Development Fund, Series II
              Shares (8/02; 5/98)(2)                        --      --       (13.56)(b)   (29.24)     --       --    (4.33)
WAVA3         Premier Equity Fund, Series II Shares
              (3/02; 5/93)(2)                               --      --       (33.24)(b)   (37.25)  (5.21)      --     5.02
           AllianceBernstein Variable Product
           Series Fund, Inc.
WGIP3         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)           --      --       (12.52)(b)   (29.83)   0.46     8.30     7.41
SPRG2         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (5/00; 6/92)(4)       (37.60)     --       (29.40)      (37.60)  (4.42)    6.43     7.29
STEC2         AllianceBernstein VP Technology
              Portfolio (Class B) (5/00; 1/96)(5)       (47.54)     --       (40.97)      (47.54)  (3.43)      --    (0.68)
WAGR3         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)         --      --           --(c)    (19.44)  (2.94)    3.11     3.10
           Fidelity(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class
              2 (8/02; 1/95)(7)                             --      --       (11.42)(b)   (18.36)   0.45       --     9.30
WFGR3         Growth Portfolio Service Class 2
              (3/02; 10/86)(7)                              --      --       (35.24)(b)   (37.12)  (3.55)    5.54     7.51
WMDC3         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                          (18.74)     --       (10.95)      (18.74)     --       --    12.26
WFOV3         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                              --      --           --(c)    (28.19)  (7.01)    1.89     1.47
           FTVIPT
WRES3         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                            (7.77)     --        10.40        (7.77)  (0.62)    7.24     6.82
WSMC3         Franklin Small Cap Fund - Class 2
              (3/00; 11/95)(8)                          (35.65)     --       (31.22)      (35.65)  (1.99)      --     4.31
WVAS3         Franklin Small Cap Value Securities
              Fund -
              Class 2 (3/02,5/98)(8)                        --      --       (19.77)(b)   (18.05)     --       --    (2.68)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                  (20.36)     --        (0.49)      (20.36)   0.89       --     3.83
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                       --      --       (24.22)(b)   (26.47)  (5.10)    4.99     3.87


--------------------------------------------------------------------------------
12   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002
(continued)
                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           MFS(R)
WGRS3         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)               --%      --%         --%(c)   (34.77%)    --%      --%  (12.22%)
WSND3         New Discovery Series -
              Service Class (3/02; 5/98)(10)                --       --      (33.30)(b)   (38.47)     --       --    (0.60)
WSTR3         Total Return Series - Service Class
              (3/02; 1/95)(10)                              --       --      (15.35)(b)   (14.51)   1.79       --     7.81
WSUT3         Utilities Series - Service Class
              (3/02; 1/95)(10)                              --       --      (22.66)(b)   (30.40)  (3.69)      --     6.08
           Oppenheimer Variable Account Funds
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                   --       --      (11.10)(b)   (34.21)  (0.82)    7.30     8.71
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                  --       --      (29.50)(b)   (29.94)   2.19     9.01     6.53
WOHI3         High Income Fund/VA,
              Service Shares (10/03; 4/86)                  --       --          --(c)    (12.01)  (3.01)    3.89     6.36
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                   --       --      (15.15)(b)   (24.65)     --       --    (3.98)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)               --       --       (5.76)(b)    (3.34)   1.40       --     3.24
           Putnam Variable Trust
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)              --       --      (26.84)(b)   (26.86)  (3.86)    5.69     7.53
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)          (25.67)      --      (22.94)      (25.67)  (0.74)      --     1.75
WPRE3         Putnam VT Research Fund -
              Class IB Shares (10/03; 9/98)(14)             --       --          --(c)    (29.78)     --       --    (4.46)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)          (37.39)      --      (34.62)      (37.39)  (7.10)      --    (2.74)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
13   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities Without Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           AXP(R) Variable Portfolio -
SCMG2         Cash Management Fund (5/00; 10/81)(1)      (1.51%)    --%        0.66%       (1.51%)  1.38%    1.55%    3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)         2.78      --         4.57         2.78    1.61     4.20     7.23
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00;
              9/99)                                     (21.41)     --        (6.12)      (21.41)     --       --    (7.08)
SGRO2         Growth Fund (5/00; 9/99)                  (28.38)     --       (32.66)      (28.38)     --       --   (21.58)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)       (24.23)     --       (20.55)      (24.23)  (2.58)      --     2.38
WSVA3         Partners Small Cap Value Fund (5/02;
              8/01)                                         --      --       (22.44)(b)   (14.62)     --       --    (6.94)
WSPF3         S&P 500 Index Fund (10/03; 5/00)              --      --           --(c)    (24.75)     --       --   (19.21)
WFDI3         Short Duration U.S. Government
              Bond Fund (3/00; 9/99)                      3.07      --         4.39         3.07      --       --     3.60
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
WABA3         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                               --      --        (5.53)(b)   (24.71)     --       --   (18.41)
WAAD3         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)              --      --        (6.92)(b)   (23.95)     --       --    (3.97)
WAVA3         Premier Equity Fund, Series II Shares
              (3/02; 5/93)(2)                               --      --       (28.30)(b)   (32.67)  (4.88)      --     5.02
           AllianceBernstein Variable Product
           Series Fund, Inc.
WGIP3         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)           --      --        (5.79)(b)   (24.60)   0.81     8.30     7.41
SPRG2         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (5/00; 6/92)(4)       (33.05)     --       (27.95)      (33.05)  (4.09)    6.43     7.29
STEC2         AllianceBernstein VP Technology
              Portfolio (Class B) (5/00; 1/96)(5)       (43.85)     --       (39.79)      (43.85)  (3.11)      --    (0.68)
WAGR3         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)         --      --           --(c)    (13.30)  (2.59)    3.11     3.10
           Fidelity(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class
              2 (8/02; 1/95)(7)                             --      --        (4.59)(b)   (12.13)   0.81       --     9.29
WFGR3         Growth Portfolio Service Class 2
              (3/02; 10/86)(7)                              --      --       (30.48)(b)   (32.53)  (3.21)    5.54     7.51
WMDC3         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                          (12.54)     --        (7.48)      (12.54)     --       --    12.60
WFOV3         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                              --      --           --(c)    (22.82)  (6.68)    1.89     1.47
           FTVIPT
WRES3         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                            (0.62)     --        12.14        (0.62)  (0.25)    7.24     6.81
WSMC3         Franklin Small Cap Fund - Class 2
              (3/00; 11/95)(8)                          (30.92)     --       (29.92)      (30.92)  (1.65)      --     4.31
WVAS3         Franklin Small Cap Value Securities
              Fund -
              Class 2 (3/02,5/98)(8)                        --      --       (13.66)(b)   (11.79)     --       --    (2.31)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                  (14.30)     --         1.44       (14.30)   1.25       --     3.83
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                       --      --       (18.50)(b)   (20.95)  (4.76)    4.99     3.87


--------------------------------------------------------------------------------
14   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities Without Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002
(continued)
                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           MFS(R)
WGRS3         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)               --%     --%          --%(c)   (29.97%)    --%      --%  (11.36%)
WSND3         New Discovery Series - Service Class
              (3/02; 5/98)(10)                              --      --       (28.37)(b)   (33.99)     --       --    (0.23)
WSTR3         Total Return Series - Service Class
              (3/02; 1/95)(10)                              --      --        (8.86)(b)    (7.94)   2.16       --     7.81
WSUT3         Utilities Series - Service Class
              (3/02; 1/95)(10)                              --      --       (16.81)(b)   (25.22)  (3.36)      --     6.08
           Oppenheimer Variable Account Funds
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                   --      --        (4.24)(b)   (29.36)  (0.47)    7.30     8.70
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                  --      --       (24.24)(b)   (24.72)   2.55     9.01     6.53
WOHI3         High Income Fund/VA,
              Service Shares (10/03; 4/86)                  --      --           --(c)     (5.23)  (2.66)    3.89     6.36
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                   --      --        (8.64)(b)   (18.96)     --       --    (3.62)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)               --      --         1.57(b)      4.20    1.77       --     3.24
           Putnam Variable Trust
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)              --      --       (21.35)(b)   (21.37)  (3.52)    5.69     7.52
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)          (20.07)     --       (21.46)      (20.07)  (0.39)      --     1.75
WPRE3         Putnam VT Research Fund -
              Class IB Shares (10/03; 9/98)(14)             --      --           --(c)    (24.54)     --       --    (4.04)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)          (32.81)     --       (33.39)      (32.81)  (6.78)      --    (2.74)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
15   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average  Annual Total  Return(a) For Qualified  Annuities  With  Withdrawal  And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
UCMG1         Cash Management Fund (5/00; 10/81)(1)     (7.08%)     (0.34%)      (7.08%)       1.96%     3.21%      5.06%
UBND1         Diversified Bond Fund (5/02; 10/81)          --       (3.66)(b)    (3.08)        2.20      5.88       8.93
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02;
              9/99)                                        --      (26.68)(b)   (25.47)          --        --      (7.33)
UGRO1         Growth Fund (5/02; 9/99)                     --      (23.38)(b)   (31.92)          --        --     (21.61)
UNDM1         New Dimensions Fund(R) (5/00; 5/96)      (28.08)     (20.67)      (28.08)       (1.99)       --       3.69
USVA1         Partners Small Cap Value Fund (5/02;
              8/01)                                        --      (26.13)(b)   (19.19)          --        --     (10.30)
USPF1         S&P 500 Index Fund (5/00; 5/00)          (28.56)     (19.17)      (28.56)          --        --     (19.59)
UFIF1         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                         (2.83)       3.88        (2.83)          --        --       3.39
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA1         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                              --      (28.70)(b)   (28.54)          --        --     (21.53)
UAAD1         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                       --      (29.13)(b)   (27.82)          --        --      (3.45)
UAVA1         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                              --      (26.74)(b)   (35.88)       (4.26)       --       6.71
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP1         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                (28.42)     (13.03)      (28.42)        1.38      9.99       9.11
UPRG1         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                (36.23)     (28.45)      (36.23)       (3.48)     8.11       8.98
UTEC1         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                (46.22)     (39.09)      (46.22)       (2.44)       --       0.63
UAGR1         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                   --      (15.53)(b)   (17.98)       (2.02)     4.78       4.78
           Fidelity(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                            --      (19.16)(b)   (16.89)        1.36        --      11.00
UFGR1         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                             --      (29.09)(b)   (35.75)       (2.60)     7.22       9.21
UFMC1         Mid Cap Portfolio Service Class 2
              (5/02; 12/98)(7)                             --      (20.66)(b)   (17.27)          --        --      13.31
UFOV1         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                              --      (29.58)(b)   (26.77)       (6.08)     3.56       3.14
           FTVIPT
URES1         Franklin Real Estate Fund - Class 2
              (5/02; 1/89)(8)                              --      (12.85)(b)    (6.25)        0.28      8.92       8.50
USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(8)                         (34.27)     (23.50)      (34.27)       (1.07)       --       5.97
UVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (5/02; 5/98)(8)                      --      (24.67)(b)   (16.57)          --        --      (1.76)
UMSS1         Mutual Shares Securities Fund - Class
              2 (5/00; 11/96)(8)                       (18.90)      (1.99)      (18.90)        1.82        --       5.13
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                  (25.05)     (15.80)      (25.05)       (4.19)     6.66       5.54
           MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)           (33.38)     (25.10)      (33.38)          --        --     (11.31)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                         (37.11)     (17.91)      (37.11)          --        --       0.26
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(10)                         (13.01)      (1.17)      (13.01)        2.77        --       9.51
USUT1         Utilities Series - Service Class
              (5/02; 1/95)(10)                             --      (18.62)(b)   (29.00)       (2.76)       --       7.77


--------------------------------------------------------------------------------
16   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average  Annual Total  Return(a) For Qualified  Annuities  With  Withdrawal  And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA1         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (25.98%)(b)  (32.81%)       0.12%     8.99%     10.41%
UOGS1         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (28.01)(b)   (28.53)        3.18     10.71       8.23
UOHI1         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --      (10.85)(b)   (10.51)       (2.10)     5.56       8.05
UOSM1         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (25.34)(b)   (23.21)          --        --      (3.11)
USTB1         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --       (4.12)(b)    (1.79)        2.36        --       4.92
           Putnam Variable Trust
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)         (25.43)     (10.77)      (25.43)       (2.93)     7.37       9.23
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)             --      (25.70)(b)   (24.23)        0.18        --       2.70
UPRE1         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (24.03)(b)   (28.36)          --        --      (3.68)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (36.01)     (30.51)      (36.01)       (6.16)       --      (1.83)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
17   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Return(a) For Qualified  Annuities  Without  Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
UCMG1         Cash Management Fund (5/00; 10/81)(1)      0.13%       2.19%        0.13%        3.05%     3.21%      5.06%
UBND1         Diversified Bond Fund (5/02; 10/81)          --        3.84(b)      4.48         3.28      5.88       8.93
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02;
              9/99)                                        --      (21.18)(b)   (19.86)          --        --      (5.46)
UGRO1         Growth Fund (5/02; 9/99)                     --      (17.59)(b)   (26.87)          --        --     (20.03)
UNDM1         New Dimensions Fund(R) (5/00; 5/96)      (22.70)     (18.69)      (22.70)       (0.93)       --       4.05
USVA1         Partners Small Cap Value Fund (5/02;
              8/01)                                        --      (20.58)(b)   (13.03)          --        --      (5.32)
USPF1         S&P 500 Index Fund (5/00; 5/00)          (23.21)     (17.16)      (23.21)          --        --     (17.64)
UFIF1         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                          4.75        6.38         4.75           --        --       5.31
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA1         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                              --      (23.36)(b)   (23.19)          --        --     (16.86)
UAAD1         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                       --      (23.84)(b)   (22.41)          --        --      (2.33)
UAVA1         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                              --      (21.24)(b)   (31.17)       (3.25)       --       6.70
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP1         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                (23.07)     (10.88)      (23.07)        2.47      9.99       9.11
UPRG1         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                (31.56)     (26.67)      (31.56)       (2.46)     8.11       8.98
UTEC1         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                (42.41)     (37.61)      (42.41)       (1.44)       --       0.99
UAGR1         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                   --       (9.05)(b)   (11.71)       (0.95)     4.78       4.78
           Fidelity(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                            --      (13.00)(b)   (10.53)        2.47        --      10.99
UFGR1         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                             --      (23.79)(b)   (31.03)       (1.57)     7.22       9.20
UFMC1         Mid Cap Portfolio Service Class 2
              (5/02; 12/98)(7)                             --      (14.63)(b)   (10.95)          --        --      14.32
UFOV1         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                              --      (24.32)(b)   (21.27)       (5.06)     3.56       3.13
           FTVIPT
URES1         Franklin Real Estate Fund - Class 2
              (5/02; 1/89)(8)                              --       (6.14)(b)     1.03         1.40      8.92       8.50
USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(8)                         (29.42)     (21.61)      (29.42)       (0.02)       --       5.97
UVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (5/02; 5/98)(8)                      --      (18.99)(b)   (10.19)          --        --      (0.61)
UMSS1         Mutual Shares Securities Fund - Class
              2 (5/00; 11/96)(8)                       (12.71)       0.45       (12.71)        2.91        --       5.51
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                  (19.40)     (13.73)      (19.40)       (3.15)     6.66       5.54
           MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)           (28.46)     (23.24)      (28.46)          --        --      (9.76)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                         (32.51)     (15.90)      (32.51)          --        --       1.42
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(10)                          (6.32)       1.32        (6.32)        3.83        --       9.50
USUT1         Utilities Series - Service Class
              (5/02; 1/95)(10)                             --      (12.41)(b)   (23.69)       (1.72)       --       7.76


--------------------------------------------------------------------------------
18   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Average Annual Total Return(a) For Qualified  Annuities  Without  Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA1         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (20.41%)(b)  (27.84%)       1.19%     8.99%     10.41%
UOGS1         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (22.62)(b)   (23.18)        4.22     10.71       8.22
UOHI1         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --       (3.97)(b)    (3.60)       (1.02)     5.56       8.05
UOSM1         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (19.72)(b)   (17.40)          --        --      (1.98)
USTB1         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --        3.35(b)      5.88         3.43        --       4.92
           Putnam Variable Trust
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)         (19.82)      (8.56)      (19.82)       (1.88)     7.37       9.22
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)             --      (20.10)(b)   (18.51)        1.27        --       3.42
UPRE1         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (18.30)(b)   (23.00)          --        --      (2.40)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (31.32)     (28.80)      (31.32)       (5.16)       --      (1.10)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
19   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) VARIABLE ANNUITY

Notes to performance information

(1)  (Commencement date of the subaccount; commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(14) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                ----------------
                                        P

where:                  P = a hypothetical initial payment of $1,000

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV or GMIB - 6% Rising Floor and the mortality and expense risk fee.



--------------------------------------------------------------------------------
20   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
          EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield Based on the Seven-Day Period Ended Dec. 31, 2002


Subaccount    Investing in:                                       Simple yield    Compound yield
UCMG1         AXP(R)Variable Portfolio - Cash Management Fund         (0.20%)          (0.20%)
UCMG2         AXP(R)Variable Portfolio - Cash Management Fund         (0.29)           (0.29)
PCMG1         AXP(R)Variable Portfolio - Cash Management Fund         (0.46)           (0.46)
UCMG4         AXP(R)Variable Portfolio - Cash Management Fund         (0.55)           (0.55)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                             ----
                              cd

where:                  a = dividends and investment income earned
                            during the period

                        b = expenses accrued for the period (net of
                            reimbursements)

                        c = the average daily number of accumulation units
                            outstanding during the period that were entitled to receive dividends

                        d = the maximum offering price per
                            accumulation unit on the last day of
                            the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.



--------------------------------------------------------------------------------
21   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
          EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002

Subaccount    Investing in:                                                              Yield
UBND1         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.10%
UBND2         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.07
PBND1         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.15
UBND4         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.13
ESI           AXP(R) Variable Portfolio - Diversified Bond Fund                          5.20
SBND2         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.33
SBND1         AXP(R) Variable Portfolio - Diversified Bond Fund                          5.23
UFIF1         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.96
UFIF2         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.98
WFDI7         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
UFIF3         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
UFIF4         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.94
WFDI5         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.94
WFDI4         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
WFDI3         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.96
SFDI1         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            3.00
WFDI2         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

--------------------------------------------------------------------------------
22   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
          EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch                                           www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


--------------------------------------------------------------------------------
23   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN
          EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.06   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.06   $    1.06   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            697         554          53
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
 DEC. 31, 2002 WAS (0.20%).

SUBACCOUNT UBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/21/2002)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             63          --          --

SUBACCOUNT UDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             26          --          --

SUBACCOUNT UGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.76   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.59   $    0.76   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                             95          20          --

SUBACCOUNT USVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             21          --          --

SUBACCOUNT USPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            360         112           7

SUBACCOUNT UFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.17   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                            645          30          --

SUBACCOUNT UABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            113          --          --

SUBACCOUNT UAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             30          --          --

SUBACCOUNT UAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              3          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                            24

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.97   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.97   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                          1,341         640          31

SUBACCOUNT UPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.45   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,003         741          47

SUBACCOUNT UTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.30   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                            372         364          44

SUBACCOUNT UAGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN
  PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            209          --          --

SUBACCOUNT UFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             94          --          --

SUBACCOUNT UFOV1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             23          --          --

SUBACCOUNT URES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             14          --          --

SUBACCOUNT USMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                            656         312          52

SUBACCOUNT UVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             24          --          --

SUBACCOUNT UMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.16   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.16   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                            753          61          21

SUBACCOUNT UINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.85   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.85   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                            513         324          22

SUBACCOUNT UGRS1 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.71   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                            421         326           3


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          25

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.95   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.64   $    0.95   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            165         115          27

SUBACCOUNT UTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.12   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.10   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                          1,585         792          45

SUBACCOUNT USUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             25          --          --

SUBACCOUNT UOHI1 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             33          --          --

SUBACCOUNT USTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             38          --          --

SUBACCOUNT UGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.99   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.99   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                            379         287          --

SUBACCOUNT UIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             33          --          --

SUBACCOUNT UPRE1 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT UVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.42   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            163         265          35


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          26

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
  MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.01   $    1.00   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.01   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                          2,933       2,828          --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
  DEC. 31, 2002 WAS (0.29%).

SUBACCOUNT UBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  BOND FUND) (5/21/2002) (PREVIOUSLY VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            215          --          --

SUBACCOUNT UDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            187          --          --

SUBACCOUNT UGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.76   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.59   $    0.76   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            704          81          --

SUBACCOUNT USVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             67          --          --

SUBACCOUNT USPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          3,995       1,567           2

SUBACCOUNT UFIF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          5,336       2,495          25

SUBACCOUNT UABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            711          --          --

SUBACCOUNT UAAD2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UAVA2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             30          --          --

SUBACCOUNT UGIP2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.96   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.96   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                          8,241       3,601          65

SUBACCOUNT UPRG2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.45   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          4,459       3,531         438


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          27

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                          1,530       1,387         216

SUBACCOUNT UAGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             41          --          --

SUBACCOUNT UFCO2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            740          --          --

SUBACCOUNT UFGR2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            108          --          --

SUBACCOUNT UFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            773          --          --

SUBACCOUNT UFOV2 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             20          --          --

SUBACCOUNT URES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             35          --          --

SUBACCOUNT USMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          4,074       2,165         202

SUBACCOUNT UVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            127          --          --

SUBACCOUNT UMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.16   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.16   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                          5,681       1,321           7

SUBACCOUNT UINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.85   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.85   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,059         887          --

SUBACCOUNT UGRS2 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.70   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                          3,137       2,288          71

SUBACCOUNT UNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.95   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.64   $    0.95   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            569         317           7


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          28

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.12   $    1.00
Accumulation unit value at end of period                                                     $    1.03   $    1.10   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                          7,687       3,440          86

SUBACCOUNT USUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             23          --          --

SUBACCOUNT UOCA2 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            141          --          --

SUBACCOUNT UOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            123          --          --

SUBACCOUNT UOHI2 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            136          --          --

SUBACCOUNT UOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            199          --          --

SUBACCOUNT USTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            161          --          --

SUBACCOUNT UGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
 CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.99   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.99   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,991       1,166          31

SUBACCOUNT UIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            436          --          --

SUBACCOUNT UPRE2 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             57          --          --

SUBACCOUNT UVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.41   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          2,476       2,325         216


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          29

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            573         428          98

SUBACCOUNT WNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.55   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,714       1,471       1,038

SUBACCOUNT WSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WFDI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.12   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    1.17   $    1.12   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,450         805         125

SUBACCOUNT WMDC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.95   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                          1,005         667          --

SUBACCOUNT WRES7 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.42   $    1.34   $    1.00
Accumulation unit value at end of period                                                     $    1.44   $    1.42   $    1.34
Number of accumulation units outstanding at end of period (000 omitted)                            421         119          24

SUBACCOUNT WSMC7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.55   $    0.66   $    1.00
Accumulation unit value at end of period                                                     $    0.39   $    0.55   $    0.66
Number of accumulation units outstanding at end of period (000 omitted)                          2,813       2,416       1,378

SUBACCOUNT WVAS7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             59          --          --

SUBACCOUNT WMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.08   $    1.25   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            875         521         245

SUBACCOUNT WOGS7 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             13          --          --

SUBACCOUNT WSTB7 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            111          --          --

SUBACCOUNT WIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.83   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.65   $    0.83
Number of accumulation units outstanding at end of period (000 omitted)                          3,982       3,906       2,927

SUBACCOUNT WVIS7 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.49   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.34   $    0.49   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          4,476       4,717       3,180


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          30

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.08   $    1.05   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.08   $    1.08   $    1.05   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                  2,516       2,250          --          --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
  DEC  31, 2002 WAS (0.46%).

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND)(11/9/1999)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                       $    1.11   $    1.05   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.16   $    1.11   $    1.05   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                    179          99          82          --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.01   $    1.00   $    1.02   $    1.00
Accumulation unit value at end of period                                             $    0.81   $    1.01   $    1.00   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                    536         342         244          --

SUBACCOUNT UGRO3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.85   $    1.03   $    1.15   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.85   $    1.03   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                  4,063       3,478       1,937          --

SUBACCOUNT WSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     28          --          --          --

SUBACCOUNT USPF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.80   $    0.92   $    1.00          --
Accumulation unit value at end of period                                             $    0.61   $    0.80   $    0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                  2,290         817          34          --

SUBACCOUNT UFIF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.11   $    1.06   $    1.00          --
Accumulation unit value at end of period                                             $    1.16   $    1.11   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,729         799          15          --

SUBACCOUNT UABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     90          --          --          --

SUBACCOUNT UAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     28          --          --          --

SUBACCOUNT UAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT UGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.96   $    0.97   $    1.00          --
Accumulation unit value at end of period                                             $    0.74   $    0.96   $    0.97          --
Number of accumulation units outstanding at end of period (000 omitted)                  3,898       2,152         213          --

SUBACCOUNT UPRG3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.65   $    0.80   $    1.00          --
Accumulation unit value at end of period                                             $    0.45   $    0.65   $    0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                  2,042       1,944         426          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          31

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.51   $    0.69   $    1.00          --
Accumulation unit value at end of period                                             $    0.29   $    0.51   $    0.69          --
Number of accumulation units outstanding at end of period (000 omitted)                    684         793         277          --

SUBACCOUNT UAGR3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                      1          --          --          --

SUBACCOUNT UFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    115          --          --          --

SUBACCOUNT UFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     31          --          --          --

SUBACCOUNT WMDC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                       $    1.06   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.95   $    1.06          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,445         522          --          --

SUBACCOUNT UFOV3 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     15          --          --          --

SUBACCOUNT WRES6 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                       $    1.42   $    1.34   $    1.00          --
Accumulation unit value at end of period                                             $    1.43   $    1.42   $    1.34          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,015         488         144          --

SUBACCOUNT PSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.01   $    1.21   $    1.43   $    1.00
Accumulation unit value at end of period                                             $    0.71   $    1.01   $    1.21   $    1.43
Number of accumulation units outstanding at end of period (000 omitted)                  4,574       2,844         855          --

SUBACCOUNT PVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.45   $    1.29   $    1.04   $    1.00
Accumulation unit value at end of period                                             $    1.30   $    1.45   $    1.29   $    1.04
Number of accumulation units outstanding at end of period (000 omitted)                     47           2          --          --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.22   $    1.16   $    1.03   $    1.00
Accumulation unit value at end of period                                             $    1.06   $    1.22   $    1.16   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                  2,393         252          --          --

SUBACCOUNT UINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.84   $    1.02   $    1.00          --
Accumulation unit value at end of period                                             $    0.68   $    0.84   $    1.02          --
Number of accumulation units outstanding at end of period (000 omitted)                    866         514          52          --

SUBACCOUNT UGRS3 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.70   $    0.95   $    1.00          --
Accumulation unit value at end of period                                             $    0.50   $    0.70   $    0.95          --
Number of accumulation units outstanding at end of period (000 omitted)                    875         662          75          --

SUBACCOUNT PSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.87   $    0.93   $    1.00          --
Accumulation unit value at end of period                                             $    0.58   $    0.87   $    0.93          --
Number of accumulation units outstanding at end of period (000 omitted)                    441         293          35          --

SUBACCOUNT PSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    1.05   $    1.06   $    1.00          --
Accumulation unit value at end of period                                             $    0.98   $    1.05   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                  3,949       1,861          23          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          32

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                       $    0.75   $    1.01   $    1.00          --
Accumulation unit value at end of period                                             $    0.57   $    0.75   $    1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                    209         126           7          --

SUBACCOUNT UOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     39          --          --          --

SUBACCOUNT WOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    190          --          --          --

SUBACCOUNT UOHI3 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                      4          --          --          --

SUBACCOUNT UOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     65          --          --          --

SUBACCOUNT WSTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    212          --          --          --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.95   $    1.03   $    0.97   $    1.00
Accumulation unit value at end of period                                             $    0.76   $    0.95   $    1.03   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                  1,583         963         146          --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.90   $    1.15   $    1.29   $    1.00
Accumulation unit value at end of period                                             $    0.73   $    0.90   $    1.15   $    1.29
Number of accumulation units outstanding at end of period (000 omitted)                  4,994       4,731       2,474          --

SUBACCOUNT UPRE3 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT UVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.60   $    0.92   $    1.00          --
Accumulation unit value at end of period                                             $    0.41   $    0.60   $    0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,020       1,024         152          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          33

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.05   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                          3,130       3,857         618
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
 DEC. 31, 2002 WAS (0.55%).

SUBACCOUNT UBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/21/2002)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            309          --          --

SUBACCOUNT UDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            309          --          --

SUBACCOUNT UGRO4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.58   $    0.75   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            683         193          32

SUBACCOUNT USVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             45          --          --

SUBACCOUNT USPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          4,960       1,756         110

SUBACCOUNT UFIF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (5/30/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                          5,451       1,321          34

SUBACCOUNT UABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            517          --          --

SUBACCOUNT UAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
  II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UAVA4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT UGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.96   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.96   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                         10,906       4,722         292

SUBACCOUNT UPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.44   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          7,706       5,808         700


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          34

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                          2,423       2,237         456

SUBACCOUNT UAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             71          --          --

SUBACCOUNT UFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            395          --          --

SUBACCOUNT UFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            108          --          --

SUBACCOUNT UFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            503          --          --

SUBACCOUNT UFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT URES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              8          --          --

SUBACCOUNT USMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          4,909       4,683         349

SUBACCOUNT UVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             61          --          --

SUBACCOUNT UMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.15   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.00   $    1.15   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                          6,327       1,374          15

SUBACCOUNT UINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
  FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.84   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.84   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,373       1,576          53

SUBACCOUNT UGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.70   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                          2,832       1,928         187

SUBACCOUNT UNDS4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.94   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.63   $    0.94   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            832         454          76

SUBACCOUNT UTRS4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.03   $    1.10   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          8,646       3,493         141


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          35

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
 (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              5          --          --

SUBACCOUNT UOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            163          --          --

SUBACCOUNT UOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             56          --          --

SUBACCOUNT UOHI4 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             76          --          --

SUBACCOUNT UOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             87          --          --

SUBACCOUNT USTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            148          --          --

SUBACCOUNT UGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.98   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.98   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,879       1,109          17

SUBACCOUNT UIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            544          --          --

SUBACCOUNT UPRE4 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              7          --          --

SUBACCOUNT UVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
   CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.41   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          3,391       7,086         487


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          36

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
  (2/21/1995)
Accumulation unit value at beginning of period       $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03   $  1.00
Accumulation unit value at end of period             $  1.26   $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                          8,572     8,409     4,421       941       749       231       241       132

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
  (2/21/1995) (PREVIOUSLY AXP(R) VARIABLE
  PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17   $  1.00
Accumulation unit value at end of period             $  1.53   $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                          7,272     8,923     9,498     8,127     5,689     2,544     1,377       414

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
  FUND) (3/3/2000)
Accumulation unit value at beginning of period       $  1.09   $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.87   $  1.09   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            238       115         7        --        --        --        --        --

SUBACCOUNT EVG (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - GROWTH FUND) (5/2/2000)
Accumulation unit value at beginning of period       $  0.50   $  0.74   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.37   $  0.50   $  0.74        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            270       228       200        --        --        --        --        --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
  (10/29/1997)
Accumulation unit value at beginning of period       $  1.27   $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --        --
Accumulation unit value at end of period             $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,938     4,237     3,717     2,141     1,108        69        --        --

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE
  FUND) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             35        --        --        --        --        --        --        --

SUBACCOUNT WFDI5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (3/3/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period       $  1.11   $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.16   $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            248       117        39        --        --        --        --        --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I
  BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --

SUBACCOUNT WAAD5 (INVESTING IN SHARES OF AIM V.I
  CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
  (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WAVA5 (INVESTING IN SHARES OF AIM V.I
  PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.74        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WGIP5 (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              2        --        --        --        --        --        --        --

SUBACCOUNT EPP (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period       $  0.79   $  0.96   $  1.17   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.54   $  0.79   $  0.96   $  1.17        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,312     2,574     3,368        56        --        --        --        --

SUBACCOUNT ETC (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period       $  0.79   $  1.08   $  1.40   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.46   $  0.79   $  1.08   $  1.40        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,387     1,958     2,278       105        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          37

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
  (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              8        --        --        --        --        --        --        --

SUBACCOUNT WFGR5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.73        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             14        --        --        --        --        --        --        --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            250        94        --        --        --        --        --        --

SUBACCOUNT ERE (INVESTING IN SHARES OF FTVIPT
  FRANKLIN REAL ESTATE FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period       $  1.33   $  1.25   $  0.97   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.34   $  1.33   $  1.25   $  0.97        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            542       325       202         1        --        --        --        --

SUBACCOUNT WSMC5 (INVESTING IN SHARES OF FTVIPT
  FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period       $  0.51   $  0.61   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.36   $  0.51   $  0.61        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            967       723       260        --        --        --        --        --

SUBACCOUNT WVAS5 (INVESTING IN SHARES OF FTVIPT
  FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.88        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             55        --        --        --        --        --        --        --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT
  MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period       $  1.23   $  1.17   $  1.05   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.07   $  1.23   $  1.17   $  1.05        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            966       546       170        31        --        --        --        --

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT
  TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            286        --        --        --        --        --        --        --

SUBACCOUNT WSND5 (INVESTING IN SHARES OF MFS(R)
  NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.73        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             20        --        --        --        --        --        --        --

SUBACCOUNT WSTR5 (INVESTING IN SHARES OF MFS(R)
  TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --

SUBACCOUNT WSUT5 (INVESTING IN SHARES OF MFS(R)
  UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              6        --        --        --        --        --        --        --

SUBACCOUNT WOCA5 (INVESTING IN SHARES OF OPPENHEIMER
  CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WOGS5 (INVESTING IN SHARES OF OPPENHEIMER
  GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.77        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          38

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER
  MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --

SUBACCOUNT WSTB5 (INVESTING IN SHARES OF OPPENHEIMER
  STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT
 GROWTH AND INCOME FUND - CLASS SHARES) (10/5/1998)
Accumulation unit value at beginning of period       $  1.16   $  1.26   $  1.18   $  1.18   $  1.00        --        --        --
Accumulation unit value at end of period             $  0.93   $  1.16   $  1.26   $  1.18   $  1.18        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          5,706     6,280     6,616     4,302       239        --        --        --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND -  CLASS IB SHARES)
  (9/22/1999)
Accumulation unit value at beginning of period       $  0.93   $  1.19   $  1.33   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.76   $  0.93   $  1.19   $  1.33        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,856     1,775     2,192       347        --        --        --        --

SUBACCOUNT EPT (INVESTING IN SHARES OF PUTNAM VT
  VISTA FUND - CLASS IB SHARES) (8/26/1999)
Accumulation unit value at beginning of period       $  0.92   $  1.40   $  1.48   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.63   $  0.92   $  1.40   $  1.48        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            888       782       403         1        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          39

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            608         455          63

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,916       1,815         868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             35          --          --

SUBACCOUNT WFDI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY
AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,555       1,473         328

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                            723         367          --

SUBACCOUNT WRES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.26   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.26   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            674         373          72

SUBACCOUNT WSMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.55   $    0.65   $    1.00
Accumulation unit value at end of period                                                     $    0.38   $    0.55   $    0.65
Number of accumulation units outstanding at end of period (000 omitted)                          3,832       3,330       1,583

SUBACCOUNT WVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
  SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             96          --          --

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,165         691         102

SUBACCOUNT WOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES
  FUND/VA, SERVICE SHARES) (5/1/2002)
 ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD                                              $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6          --          --

SUBACCOUNT WSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC
  BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             83          --          --

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
  EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          5,517       6,094       3,827

SUBACCOUNT WVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.33   $    0.48   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                          5,352       6,122       3,255


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          40

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND) (5/1/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                          4,222       3,979       2,613

SUBACCOUNT SBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/1/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.09   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.14   $    1.09   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            264         317          64

SUBACCOUNT WDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            368         223          66

SUBACCOUNT SGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.50   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.36   $    0.50   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                             35          83         211

SUBACCOUNT WNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          2,700       3,128       2,130

SUBACCOUNT WSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WFDI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY
AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,375       1,609         272

SUBACCOUNT WABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (7/31/2002)
  ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD                                             $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             40          --          --

SUBACCOUNT WAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              2          --          --

SUBACCOUNT WGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT SPGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.44   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,162       2,397       1,899

SUBACCOUNT STEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.65   $    1.00
Accumulation unit value at end of period                                                     $    0.27   $    0.48   $    0.65
Number of accumulation units outstanding at end of period (000 omitted)                          1,976       2,165       2,882


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          41

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT WFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             41          --          --

SUBACCOUNT WMDC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                            559         156          --

SUBACCOUNT WRES3 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.26   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.26   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            926         232          92

SUBACCOUNT WSMC3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.61   $    1.00
Accumulation unit value at end of period                                                     $    0.35   $    0.51   $    0.61
Number of accumulation units outstanding at end of period (000 omitted)                          2,561       2,597         797

SUBACCOUNT WVAS3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.88          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             61          --          --

SUBACCOUNT WMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,063         324          39

SUBACCOUNT WINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             76          --          --

SUBACCOUNT WSND3 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT WSTR3 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             26          --          --

SUBACCOUNT WSUT3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             10          --          --

SUBACCOUNT WOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT WOGS3 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             78          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          42

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              5          --          --

SUBACCOUNT WSTB3 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             73          --          --

SUBACCOUNT WGIN3 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS
  IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,437       4,040       2,678

SUBACCOUNT WVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
  SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.33   $    0.48   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                          3,966       4,624       2,513


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          43

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                         12,876      11,399      11,511

SUBACCOUNT SBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  BOND FUND) (2/11/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.09   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.14   $    1.09   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            894       1,363         688

SUBACCOUNT SDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.08   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.86   $    1.08   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                            179         367          52

SUBACCOUNT SGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.52   $    0.77   $    1.00
Accumulation unit value at end of period                                                     $    0.38   $    0.52   $    0.77
Number of accumulation units outstanding at end of period (000 omitted)                            476         546         554

SUBACCOUNT SNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.74   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.57   $    0.74   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          2,097       2,896       2,468

SUBACCOUNT WSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              3          --          --

SUBACCOUNT SFDI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
  GOVERNMENT FUND) (2/11/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                            397         424          24

SUBACCOUNT WABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT SPGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.70   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          4,631       7,466       9,298

SUBACCOUNT STEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.70   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.70
Number of accumulation units outstanding at end of period (000 omitted)                          3,655       6,380       9,543


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          44

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO
  SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WMDC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.89          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             27          --          --

SUBACCOUNT SRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.40   $    1.32   $    1.00
Accumulation unit value at end of period                                                     $    1.41   $    1.40   $    1.32
Number of accumulation units outstanding at end of period (000 omitted)                            967         685         269

SUBACCOUNT WSMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.88          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT SMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND
  - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.19   $    1.00
Accumulation unit value at end of period                                                     $    1.09   $    1.25   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                            690         473          79

SUBACCOUNT WINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            330          --          --

SUBACCOUNT WSND8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WSTR8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6          --          --

SUBACCOUNT WSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT WOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             13          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          45

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              7          --          --

SUBACCOUNT WVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS
  IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          46

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.08   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.86   $    1.08   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                             36          34           3

SUBACCOUNT WNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.70   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                            363         701         483

SUBACCOUNT WSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WFDI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          1,155         592         331

SUBACCOUNT WMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                             42           8          --

SUBACCOUNT WRES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.25   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                             58          11           2

SUBACCOUNT WSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.50   $    0.60   $    1.00
Accumulation unit value at end of period                                                     $    0.35   $    0.50   $    0.60
Number of accumulation units outstanding at end of period (000 omitted)                            331         348         258

SUBACCOUNT WVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
  SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT WMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES
  FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                            123          41           3

SUBACCOUNT WOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WSTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.47   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                            666         730         499

SUBACCOUNT WVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.73   $    1.00          --
Accumulation unit value at end of period                                                     $    0.33   $    0.73          --
Number of accumulation units outstanding at end of period (000 omitted)                            608         384          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          47

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity (comprised of subaccounts UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG2, SCMG1, UBND1, UBND2, PBND1, UBND4, ESI, SBND2, SBND1, UDEI1, UDEI2, WDEI7, PDEI1, UDEI4, WDEI5, WDEI4, WDEI3, SDEI1, WDEI2, UGRO1, UGRO2, UGRO3, UGRO4, EVG, SGRO2, SGRO1, UNDM1, UNDM2, WNDM7, PNDM1, UNDM4, EGD, WNDM4, WNDM3, SNDM1, WNDM2, USVA1, USVA2, WSVA7, WSVA6, USVA4, WSVA5, WSVA4, WSVA3, WSVA8, WSVA2, USPF1, USPF2, USPF3, USPF4, UFIF1, UFIF2, WFDI7, UFIF3, UFIF4, WFDI5, WFDI4, WFDI3, SFDI1, WFDI2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA3, WABA8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD3, WAAD8, UAVA1, UAVA2, UAVA3, UAVA4, WAVA5, WAVA3, WAVA8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP3, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR2, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC2, STEC1, UAGR1, UAGR2, UAGR3, UAGR4, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO3, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR3, WFGR8, UFMC1, UFMC2, WMDC7, WMDC6, UFMC4, WMDC5, WMDC4, WMDC3, WMDC8, WMDC2, UFOV1, UFOV2, UFOV3, UFOV4, URES1, URES2, WRES7, WRES6, URES4, ERE, WRES4, WRES3, SRES1, WRES2, USMC1, USMC2, WSMC7, PSMC1, USMC4, WSMC5, WSMC4, WSMC3, WSMC8, WSMC2, UVAS1, UVAS2, WVAS7, PVAS1, UVAS4, WVAS5, WVAS4, WVAS3, WVAS8, WVAS2, UMSS1, UMSS2, WMSS7, PMSS1, UMSS4, EMU, WMSS4, WMSS3, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT3, WINT8, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND3, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR3, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5, WSUT3, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA3, WOCA8, UOGS1, UOGS2, WOGS7, WOGS6, UOGS4, WOGS5, WOGS4, WOGS3, WOGS8, WOGS2, UOHI1, UOHI2, UOHI3, UOHI4, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM3, WOSM8, USTB1, USTB2, WSTB7, WSTB6, USTB4, WSTB5, WSTB4, WSTB3, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN3, WGIN8, UIGR1, UIGR2, WIGR7, PIGR1, UIGR4, EPL, WIGR4, WIGR3, WIGR8, WIGR2, UPRE1, UPRE2, UPRE3, UPRE4, UVIS1, UVIS2, WVIS7, UVIS3, UVIS4, EPT, WVIS4, WVIS3, WVIS8 and WVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          48

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                              UCMG1          UCMG2          PCMG1          UCMG4           EMS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    737,442   $  2,965,452   $  2,707,514   $  3,315,670   $ 10,774,913
                                                            ------------------------------------------------------------------------
    at market value                                         $    737,435   $  2,965,415   $  2,707,497   $  3,315,658   $ 10,774,903
Dividends receivable                                                 521          2,267          1,753          2,531          7,328
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     819             --            674             --         35,164
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     738,775      2,967,682      2,709,924      3,318,189     10,817,395
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   510          2,478          2,227          3,492         10,388
    Issue and administrative expense charge                           90            391            304            437          1,246
    Contract terminations                                             --             --             --         30,519             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    600          2,869          2,531         34,448         11,634
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        738,175      2,964,813      2,707,393      3,283,741     10,805,747
Net assets applicable to contracts in payment period                  --             --             --             --             14
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
====================================================================================================================================
Accumulation units outstanding                                   697,432      2,932,646      2,516,248      3,129,964      8,571,906
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.01   $       1.08   $       1.05   $       1.26
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCMG2          SCMG1          UBND1          UBND2          PBND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,479,257   $ 13,416,429   $     64,826   $    220,258   $    204,142
                                                            ------------------------------------------------------------------------
    at market value                                         $  4,479,257   $ 13,416,402   $     65,690   $    223,134   $    207,119
Dividends receivable                                               3,479         10,759            266            821            856
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         44,561             --            153             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,482,736     13,471,722         65,956        224,108        207,975
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 5,387         17,928             47            161            193
    Issue and administrative expense charge                          599          1,855              8             25             26
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,986         19,783             55            186            219
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,409,908     13,451,939         65,901        223,922        207,756
Net assets applicable to contracts in payment period              66,842             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
====================================================================================================================================
Accumulation units outstanding                                 4,222,295     12,876,367         63,297        215,197        178,782
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       1.04   $       1.04   $       1.16
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          49

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   UBND4           ESI           SBND2         SBND1          UDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    315,160   $ 11,517,026   $    296,578   $  1,003,878   $     20,069
                                                            ------------------------------------------------------------------------
    at market value                                         $    318,929   $ 11,099,579   $    300,042   $  1,014,347   $     20,381
Dividends receivable                                               1,254         48,837          1,509          5,123             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     830             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     321,013     11,148,416        301,551      1,019,470         20,381
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   309         12,542            428          1,540             14
    Issue and administrative expense charge                           39          1,505             48            159              2
    Contract terminations                                             --          2,945            404          2,118             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    348         16,992            880          3,817             16
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        320,665     11,117,524        300,671      1,015,653         20,365
Net assets applicable to contracts in payment period                  --         13,900             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
====================================================================================================================================
Accumulation units outstanding                                   308,611      7,272,250        264,312        894,148         25,989
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.53   $       1.14   $       1.14   $       0.78
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI2          WDEI7          PDEI1          UDEI4           WDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    140,811   $    608,404   $    509,076   $    233,081   $    230,497
                                                            ------------------------------------------------------------------------
    at market value                                         $    146,257   $    501,323   $    432,514   $    241,196   $    199,769
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     202             --             --            900          7,108
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     146,459        501,323        432,514        242,096        206,877
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   103            461            417            235            192
    Issue and administrative expense charge                           16             66             57             29             23
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    119            527            474            264            215
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        146,340        500,796        432,040        241,832        206,662
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
====================================================================================================================================
Accumulation units outstanding                                   186,834        573,265        536,180        309,286        237,913
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.87   $       0.81   $       0.78   $       0.87
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          50

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI4          WDEI3          SDEI1          WDEI2          UGRO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    646,257   $    380,452   $    247,938   $     36,373   $         32
                                                            ------------------------------------------------------------------------
    at market value                                         $    527,883   $    319,687   $    211,731   $     30,953   $         28
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     527,883        319,687        211,731         30,953             28
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   598            377            269             41             --
    Issue and administrative expense charge                           69             42             28              4             --
    Contract terminations                                             --            591         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    667          1,010         57,912             45             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        527,216        318,677        153,819         30,908             28
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    527,216   $    318,677   $    153,819   $     30,908   $         28
====================================================================================================================================
Accumulation units outstanding                                   607,736        367,895        178,949         35,832             34
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.87   $       0.86   $       0.86   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGRO2          UGRO3          UGRO4          EVG            SGRO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      7,165   $         --   $         --   $    179,215   $     29,982
                                                            ------------------------------------------------------------------------
    at market value                                         $      7,119   $         --   $         --   $     98,717   $     12,795
Dividends receivable                                                  --                                                          --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --                            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       7,119             --             --         98,717         12,795
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3             --             --             99             15
    Issue and administrative expense charge                           --             --             --             12              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3             --             --            111             17
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          7,116             --             --         98,606         12,778
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      7,116   $         --   $         --   $     98,606   $     12,778
====================================================================================================================================
Accumulation units outstanding                                     8,766             --             --        269,697         35,062
====================================================================================================================================
Net asset value per accumulation unit                       $       0.81   $         --   $         --   $       0.37   $       0.36
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          51

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SGRO1          UNDM1          UNDM2          WNDM7          PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    402,044   $     61,129   $    443,015   $  1,425,759   $  3,852,324
                                                            ------------------------------------------------------------------------
    at market value                                         $    181,745   $     55,895   $    411,517   $    940,917   $  2,723,744
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --          1,079             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     181,745         55,895        412,596        940,917      2,723,744
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   228             39            316            866          2,570
    Issue and administrative expense charge                           23              7             50            124            351
    Contract terminations                                             --             --             --             --         25,003
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    251             46            366            990         27,924
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        181,494         55,849        412,230        939,927      2,665,088
Net assets applicable to contracts in payment period                  --             --             --             --         30,732
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    181,494   $     55,849   $    412,230   $    939,927   $  2,695,820
====================================================================================================================================
Accumulation units outstanding                                   476,463         95,358        704,303      1,714,269      4,062,591
====================================================================================================================================
Net asset value per accumulation unit                       $       0.38   $       0.59   $       0.59   $       0.55   $       0.66
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UNDM4          EGD            WNDM4          WNDM3          SNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    435,863   $  5,769,444   $  1,467,364   $  2,290,598   $  1,654,069
                                                            ------------------------------------------------------------------------
    at market value                                         $    390,974   $  3,838,918   $  1,044,440   $  1,470,588   $  1,192,371
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   5,614         10,329             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     396,588      3,849,247      1,044,440      1,470,588      1,192,371
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   367          4,192          1,184          1,745          1,635
    Issue and administrative expense charge                           46            503            137            194            169
    Contract terminations                                             --             --             --            583            140
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    413          4,695          1,321          2,522          1,944
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        396,175      3,844,552      1,043,119      1,468,066      1,190,427
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
====================================================================================================================================
Accumulation units outstanding                                   682,651      3,938,306      1,915,904      2,700,114      2,096,659
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       0.98   $       0.54   $       0.54   $       0.57
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          52

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WNDM2          USVA1          USVA2          WSVA7          WSVA6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    321,230   $     16,054   $     51,036   $     17,169   $     23,484
                                                            ------------------------------------------------------------------------
    at market value                                         $    197,030   $     16,186   $     52,504   $     17,747   $     21,811
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             40             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     197,030         16,186         52,544         17,747         21,811
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   259             12             41             17             21
    Issue and administrative expense charge                           26              2              6              2              3
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    285             14             47             19             24
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        196,745         16,172         52,497         17,728         21,787
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
====================================================================================================================================
Accumulation units outstanding                                   363,376         20,501         66,572         22,399         27,547
====================================================================================================================================
Net asset value per accumulation unit                       $       0.54   $       0.79   $       0.79   $       0.79   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USVA4          WSVA5          WSVA4          WSVA3          WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     33,576   $     25,273   $     30,874   $     18,254   $      3,096
                                                            ------------------------------------------------------------------------
    at market value                                         $     34,764   $     24,365   $     27,878   $     17,604   $      3,069
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     533          2,987             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      35,297         27,352         27,878         17,604          3,069
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    31             25             30             20              5
    Issue and administrative expense charge                            4              3              3              2             --
    Contract terminations                                             --             --             --            197             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     35             28             33            219              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         35,262         27,324         27,845         17,385          3,064
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
====================================================================================================================================
Accumulation units outstanding                                    44,777         34,584         35,256         22,027          3,201
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.79   $       0.79   $       0.79   $       0.96
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          53

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA2          USPF1          USPF2          USPF3          USPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $    247,240   $  2,934,792   $  1,656,095   $  3,645,864
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $    221,224   $  2,445,712   $  1,403,895   $  3,025,331
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             47          3,104             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --        221,271      2,448,816      1,403,895      3,025,331
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --            161          2,025          1,347          3,158
    Issue and administrative expense charge                           --             28            320            184            395
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            189          2,345          1,531          3,553
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --        221,081      2,446,471      1,398,455      3,021,778
Net assets applicable to contracts in payment period                  --              1             --          3,909             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
====================================================================================================================================
Accumulation units outstanding                                        --        359,562      3,995,152      2,289,816      4,960,170
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.61   $       0.61   $       0.61   $       0.61
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    745,740   $  6,066,389   $  1,666,286   $  1,976,871   $  6,249,561
                                                            ------------------------------------------------------------------------
    at market value                                         $    750,137   $  6,153,596   $  1,694,858   $  2,011,612   $  6,322,065
Dividends receivable                                               1,821         15,628          4,196          4,925         14,076
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --            218          3,365
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     751,958      6,169,224      1,699,054      2,016,755      6,339,506
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   552          5,295          1,576          1,935          6,046
    Issue and administrative expense charge                           98            836            225            264            756
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    650          6,131          1,801          2,199          6,802
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        751,308      6,163,093      1,697,253      2,014,556      6,332,704
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    751,308   $  6,163,093   $  1,697,253   $  2,014,556   $  6,332,704
====================================================================================================================================
Accumulation units outstanding                                   644,887      5,335,768      1,449,697      1,729,338      5,451,045
====================================================================================================================================
Net asset value per accumulation unit                       $       1.17   $       1.16   $       1.17   $       1.16   $       1.16
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          54

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFDI5          WFDI4          WFDI3          SFDI1          WFDI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    284,135   $  2,883,595   $  2,669,094   $    522,421   $  1,294,494
                                                            ------------------------------------------------------------------------
    at market value                                         $    287,795   $  2,938,708   $  2,721,604   $    526,870   $  1,321,732
Dividends receivable                                                 785          7,189          6,663          1,415          3,261
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     288,580      2,945,897      2,728,267        528,285      1,324,993
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   351          3,335          3,210            728          1,746
    Issue and administrative expense charge                           42            385            357             75            175
    Contract terminations                                            961             --             --         68,310             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,354          3,720          3,567         69,113          1,921
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        287,226      2,942,177      2,724,700        459,172      1,323,072
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    287,226   $  2,942,177   $  2,724,700   $    459,172   $  1,323,072
====================================================================================================================================
Accumulation units outstanding                                   248,245      2,554,917      2,375,336        396,901      1,155,299
====================================================================================================================================
Net asset value per accumulation unit                       $       1.16   $       1.15   $       1.15   $       1.16   $       1.15
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UABA1          UABA2          UABA3          UABA4          WABA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     85,887   $    544,540   $     69,193   $    396,598   $     10,166
                                                            ------------------------------------------------------------------------
    at market value                                         $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            193             --          6,079             --
Receivable from mutual funds and portfolios
  for share redemptions                                               70            458             66            344             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      85,637        539,810         67,981        397,557         10,226
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    59            396             58            306             10
    Issue and administrative expense charge                           11             62              8             38              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            193             --          6,079             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     70            651             66          6,423             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         85,567        539,159         67,915        391,134         10,215
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
====================================================================================================================================
Accumulation units outstanding                                   112,917        711,278         89,669        516,794         10,737
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.76   $       0.76   $       0.76   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          55

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WABA3          WABA8          UAAD1          UAAD2          UAAD3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     37,921   $         17   $     23,343   $         --   $     21,203
                                                            ------------------------------------------------------------------------
    at market value                                         $     38,407   $         17   $     22,768   $         --   $     21,262
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              642             --             19             --              3
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      39,049             17         22,787             --         21,265
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    52             --             16             --              3
    Issue and administrative expense charge                            6             --              3             --             --
    Contract terminations                                            584             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    642             --             19             --              3
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         38,407             17         22,768             --         21,262
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     38,407   $         17   $     22,768   $         --   $     21,262
====================================================================================================================================
Accumulation units outstanding                                    40,378             18         30,326             --         28,363
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.75   $         --   $       0.75
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAAD4          WAAD5          WAAD3          WAAD8          UAVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,258   $         --   $         --   $         --   $      2,649
                                                            ------------------------------------------------------------------------
    at market value                                         $     13,154   $         --   $         --   $         --   $      2,507
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                3             --             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      13,157             --             --             --          2,509
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3             --             --             --              2
    Issue and administrative expense charge                           --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3             --             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         13,154             --             --             --          2,507
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     13,154   $         --   $         --   $         --   $      2,507
====================================================================================================================================
Accumulation units outstanding                                    17,558             --             --             --          3,221
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $         --   $         --   $         --   $       0.78
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          56

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAVA2          UAVA3          UAVA4          WAVA5          WAVA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     24,172   $         27   $        442   $         --   $      2,004
                                                            ------------------------------------------------------------------------
    at market value                                         $     23,153   $         22   $        416   $         --   $      1,543
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            141             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               21              1             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,174             23            557             --          1,545
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    18             --             --             --              2
    Issue and administrative expense charge                            3             --             --             --             --
    Contract terminations                                             --              1             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            141             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     21              1            141             --              2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,153             22            416             --          1,543
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     23,153   $         22   $        416   $         --   $      1,543
====================================================================================================================================
Accumulation units outstanding                                    29,767             29            535             --          2,083
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.78   $       0.78   $         --   $       0.74
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WAVA8          UGIP1          UGIP2          UGIP3          UGIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $  1,191,927   $  7,603,352   $  3,645,994   $ 10,110,368
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            105          2,566             --         13,625
Receivable from mutual funds and portfolios
  for share redemptions                                               --            865          5,856          3,239          9,424
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --        997,221      6,113,337      2,883,925      8,050,224
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --            735          5,057          2,850          8,377
    Issue and administrative expense charge                           --            130            799            389          1,047
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            105          2,566             --         13,625
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            970          8,422          3,239         23,049
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --        996,251      6,104,915      2,876,366      8,027,175
Net assets applicable to contracts in payment period                  --             --             --          4,320             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
====================================================================================================================================
Accumulation units outstanding                                        --      1,341,385      8,240,945      3,897,922     10,906,192
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.74   $       0.74   $       0.74   $       0.74
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          57

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIP5          WGIP3          WGIP8          UPRG1          UPRG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      2,083   $      1,333   $      1,107   $    620,949   $  2,941,075
                                                            ------------------------------------------------------------------------
    at market value                                         $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                3              1              2            395          1,904
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       2,123          1,303          1,078        449,916      1,995,498
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3              1              2            336          1,644
    Issue and administrative expense charge                           --             --             --             59            260
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3              1              2            395          1,904
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          2,120          1,302          1,076        449,521      1,993,594
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
====================================================================================================================================
Accumulation units outstanding                                     2,223          1,366          1,129      1,002,649      4,458,868
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.95   $       0.45   $       0.45
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UPRG3          UPRG4          EPP            SPGR2          SPGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,378,049   $  5,027,796   $  2,107,797   $    858,886   $  3,888,559
                                                            ------------------------------------------------------------------------
    at market value                                         $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      13             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,032          5,821          5,097            681         37,233
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     910,515      3,428,669      1,242,759        514,624      2,244,684
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   908          3,599          1,402            613          2,963
    Issue and administrative expense charge                          124            450            168             68            306
    Contract terminations                                             --          1,772          3,527             --         33,964
Payable to mutual funds and portfolios
  for investments purchased                                           13             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,045          5,821          5,097            681         37,233
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        909,470      3,422,848      1,237,662        513,943      2,207,451
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
====================================================================================================================================
Accumulation units outstanding                                 2,042,048      7,705,539      2,311,533      1,161,672      4,630,805
====================================================================================================================================
Net asset value per accumulation unit                       $       0.45   $       0.44   $       0.54   $       0.44   $       0.48
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          58

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTEC1          UTEC2          UTEC3          UTEC4          ETC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    202,926   $    813,936   $    411,542   $  1,340,754   $  1,821,739
                                                            ------------------------------------------------------------------------
    at market value                                         $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              193            437            235          1,104            786
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     109,914        450,627        200,878        709,668        632,544
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    83            377            207            759            702
    Issue and administrative expense charge                           15             60             28             95             84
    Contract terminations                                             95             --             --            250             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    193            437            235          1,104            786
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        109,721        450,190        200,643        708,564        631,758
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
====================================================================================================================================
Accumulation units outstanding                                   371,846      1,529,719        684,451      2,423,326      1,387,024
====================================================================================================================================
Net asset value per accumulation unit                       $       0.30   $       0.29   $       0.29   $       0.29   $       0.46
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  STEC2          STEC1          UAGR1          UAGR2          UAGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    895,506   $  2,104,736   $      8,301   $     36,445   $      1,270
                                                            ------------------------------------------------------------------------
    at market value                                         $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              900          1,874              7             30              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     540,409      1,070,832          8,006         36,979          1,261
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   810          1,698              6             26              1
    Issue and administrative expense charge                           90            176              1              4             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    900          1,874              7             30              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        539,509      1,068,958          7,999         36,949          1,260
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
====================================================================================================================================
Accumulation units outstanding                                 1,975,781      3,655,170          8,818         40,731          1,391
====================================================================================================================================
Net asset value per accumulation unit                       $       0.27   $       0.29   $       0.91   $       0.91   $       0.91
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          59

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAGR4          UFCO1          UFCO2          UFCO3          UFCO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     65,170   $    183,614   $    643,517   $     99,953   $    342,611
                                                            ------------------------------------------------------------------------
    at market value                                         $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            201             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               76            148            510             87            244
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      64,272        180,665        639,656         99,562        340,745
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    68            126            440             77            217
    Issue and administrative expense charge                            8             22             70             10             27
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            201             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     76            148            711             87            244
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         64,196        180,517        638,945         99,475        340,501
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
====================================================================================================================================
Accumulation units outstanding                                    70,921        208,942        740,136        115,323        394,991
====================================================================================================================================
Net asset value per accumulation unit                       $       0.91   $       0.86   $       0.86   $       0.86   $       0.86
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFCO5          WFCO3          WFCO8          UFGR1          UFGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      8,071   $        806   $         --   $     14,246   $     83,293
                                                            ------------------------------------------------------------------------
    at market value                                         $      8,113   $        806   $         --   $     13,379   $     80,439
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                6             --             --             11             72
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,119            806             --         13,390         80,511
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     5             --             --              9             62
    Issue and administrative expense charge                            1             --             --              2             10
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      6             --             --             11             72
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          8,113            806             --         13,379         80,439
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      8,113   $        806   $         --   $     13,379   $     80,439
====================================================================================================================================
Accumulation units outstanding                                     8,370            832             --         17,905        107,718
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       0.97   $         --   $       0.75   $       0.75
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          60

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFGR3          UFGR4          WFGR5          WFGR3          WFGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     24,001   $     88,681   $     10,127   $     31,101   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     23,215   $     80,409   $      9,926   $     29,511   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               17             95              8             39             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,232         80,504          9,934         29,550             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    15             84              7             35             --
    Issue and administrative expense charge                            2             11              1              4             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     17             95              8             39             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,215         80,409          9,926         29,511             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     23,215   $     80,409   $      9,926   $     29,511   $         --
====================================================================================================================================
Accumulation units outstanding                                    31,116        107,846         13,654         40,626             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $       0.75   $       0.73   $       0.73   $         --
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFMC1          UFMC2          WMDC7          WMDC6          UFMC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     79,314   $    652,752   $  1,022,482   $  1,488,607   $    426,815
                                                            ------------------------------------------------------------------------
    at market value                                         $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            920             --             --          2,219
Receivable from mutual funds and portfolios
  for share redemptions                                               67            512          2,728          1,487            426
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      79,661        656,889        953,773      1,367,782        428,265
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    57            442            878          1,300            379
    Issue and administrative expense charge                           10             70            125            177             47
    Contract terminations                                             --             --             --             10             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            920          1,725             --          2,219
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     67          1,432          2,728          1,487          2,645
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         79,594        655,457        951,045      1,366,295        425,620
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
====================================================================================================================================
Accumulation units outstanding                                    93,784        772,633      1,005,299      1,445,477        502,532
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       0.85   $       0.95   $       0.95   $       0.85
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          61

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC5          WMDC4          WMDC3          WMDC8          WMDC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    252,211   $    730,429   $    561,020   $     24,414   $     43,607
                                                            ------------------------------------------------------------------------
    at market value                                         $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   2,987            803             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              279            835            891             17             58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     239,298        682,377        526,896         24,454         39,659
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   249            749            624             15             53
    Issue and administrative expense charge                           30             86             69              2              5
    Contract terminations                                             --             --            198             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,987            803             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,266          1,638            891             17             58
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        236,032        680,739        526,005         24,437         39,601
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
====================================================================================================================================
Accumulation units outstanding                                   250,328        722,653        558,897         27,389         42,182
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.94   $       0.94   $       0.89   $       0.94
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFOV1          UFOV2          UFOV3          UFOV4          URES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     17,884   $     15,230   $     11,747   $      2,952   $     12,804
                                                            ------------------------------------------------------------------------
    at market value                                         $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               15             13             10              3             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      17,371         15,168         10,996          2,689         13,139
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    13             11              9              3              9
    Issue and administrative expense charge                            2              2              1             --              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     15             13             10              3             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         17,356         15,155         10,986          2,686         13,128
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
====================================================================================================================================
Accumulation units outstanding                                    23,039         20,130         14,606          3,573         14,048
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $       0.75   $       0.75   $       0.75   $       0.93
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          62

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  URES2          WRES7          WRES6          URES4          ERE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     32,044   $    615,014   $  1,462,155   $      7,103   $    725,247
                                                            ------------------------------------------------------------------------
    at market value                                         $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               27            643          1,604              7          1,072
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      32,618        605,639      1,458,183          7,190        728,838
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    23            563          1,412              6            788
    Issue and administrative expense charge                            4             80            192              1             95
    Contract terminations                                             --             --             --             --            189
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     27            643          1,604              7          1,072
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         32,591        604,996      1,456,579          7,183        727,766
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
====================================================================================================================================
Accumulation units outstanding                                    34,898        421,183      1,015,442          7,706        541,851
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       1.44   $       1.43   $       0.93   $       1.34
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES4          WRES3          SRES1          WRES2          USMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    855,956   $  1,207,585   $  1,396,320   $     71,741   $    419,649
                                                            ------------------------------------------------------------------------
    at market value                                         $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     800             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,071          1,555         54,270            104            305
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     853,805      1,170,606      1,413,446         72,861        349,939
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   960          1,399          1,779             95            259
    Issue and administrative expense charge                          111            156            184              9             46
    Contract terminations                                             --             --         52,307             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          800             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,871          1,555         54,270            104            305
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        851,934      1,169,051      1,359,176         72,757        349,634
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
====================================================================================================================================
Accumulation units outstanding                                   673,721        925,709        966,512         57,864        656,242
====================================================================================================================================
Net asset value per accumulation unit                       $       1.26   $       1.26   $       1.41   $       1.26   $       0.53
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          63

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USMC2          WSMC7          PSMC1          USMC4          WSMC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,777,281   $  1,706,135   $  4,538,538   $  3,369,962   $    467,785
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     138             --             --          1,316             --
Receivable from mutual funds and portfolios
  for share redemptions                                            2,045          1,150         29,457          3,040            413
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,166,892      1,088,677      3,290,234      2,595,982        344,560
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,766          1,006          3,181          2,702            369
    Issue and administrative expense charge                          279            144            434            338             44
    Contract terminations                                             --             --         25,842             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          138             --             --          1,316             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,183          1,150         29,457          4,356            413
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,164,709      1,087,527      3,254,661      2,591,626        344,147
Net assets applicable to contracts in payment period                  --             --          6,116             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
====================================================================================================================================
Accumulation units outstanding                                 4,073,959      2,813,296      4,574,186      4,908,863        967,199
====================================================================================================================================
Net asset value per accumulation unit                       $       0.53   $       0.39   $       0.71   $       0.53   $       0.36
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC4          WSMC3          WSMC8          WSMC2          UVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,236,613   $  1,329,424   $         --   $    173,399   $     19,005
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,891          1,202             --            170             14
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,472,881        910,050             --        117,261         19,220
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,695          1,082             --            155             12
    Issue and administrative expense charge                          196            120             --             15              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,891          1,202             --            170             14
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,470,990        908,848             --        117,091         19,206
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
====================================================================================================================================
Accumulation units outstanding                                 3,832,344      2,561,254             --        331,395         24,016
====================================================================================================================================
Net asset value per accumulation unit                       $       0.38   $       0.35   $         --   $       0.35   $       0.80
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          64

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UVAS2          WVAS7          PVAS1          UVAS4          WVAS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     99,773   $     47,014   $     62,639   $     48,436   $     51,280
                                                            ------------------------------------------------------------------------
    at market value                                         $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     862             --             --             26             --
Receivable from mutual funds and portfolios
  for share redemptions                                               93             47             64             47             57
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     102,783         47,037         60,679         48,966         48,516
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    80             41             56             42             51
    Issue and administrative expense charge                           13              6              8              5              6
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          862             --             --             26             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    955             47             64             73             57
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        101,828         46,990         60,615         48,893         48,459
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
====================================================================================================================================
Accumulation units outstanding                                   127,416         59,124         46,786         61,299         55,181
====================================================================================================================================
Net asset value per accumulation unit                       $       0.80   $       0.79   $       1.30   $       0.80   $       0.88
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVAS4          WVAS3          WVAS8          WVAS2          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     81,380   $     52,118   $         --   $      3,202   $    806,491
                                                            ------------------------------------------------------------------------
    at market value                                         $     75,838   $     53,460   $         --   $      3,233   $    762,284
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                               96             65             --              4            657
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      75,934         53,525             --          3,237        766,959
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    86             58             --              4            558
    Issue and administrative expense charge                           10              7             --             --             99
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --          4,018
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     96             65             --              4          4,675
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         75,838         53,460             --          3,233        762,284
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     75,838   $     53,460   $         --   $      3,233   $    762,284
====================================================================================================================================
Accumulation units outstanding                                    95,676         60,931             --          4,082        752,851
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.88   $         --   $       0.79   $       1.01
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          65

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UMSS2          WMSS7          PMSS1          UMSS4          EMU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  6,387,251   $  1,078,000   $  2,798,906   $  7,050,675   $  1,160,955
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 116,523             --             --         12,494            226
Receivable from mutual funds and portfolios
  for share redemptions                                            5,300            991         27,717          7,210          1,235
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,858,470        950,684      2,574,687      6,367,095      1,038,023
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,577            867          2,413          6,409          1,103
    Issue and administrative expense charge                          723            124            329            801            132
    Contract terminations                                             --             --         24,975             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      116,523             --             --         12,494            226
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                121,823            991         27,717         19,704          1,461
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,736,647        949,693      2,546,970      6,347,391      1,036,562
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
====================================================================================================================================
Accumulation units outstanding                                 5,680,829        875,330      2,393,082      6,326,579        966,393
====================================================================================================================================
Net asset value per accumulation unit                       $       1.01   $       1.08   $       1.06   $       1.00   $       1.07
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMSS4          WMSS3          SMSS1          WMSS2          UINT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,352,012   $  1,220,257   $    861,709   $    136,474   $    428,694
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     800             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,481          1,622         58,832            178            305
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,191,593      1,085,179        809,652        125,256        350,386
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,328          1,280          1,098            162            259
    Issue and administrative expense charge                          153            142            114             16             46
    Contract terminations                                             --             --         57,620             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          800            200             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,281          1,622         58,832            178            305
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,189,312      1,083,557        750,820        125,078        350,081
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
====================================================================================================================================
Accumulation units outstanding                                 1,164,940      1,062,839        690,469        123,227        512,796
====================================================================================================================================
Net asset value per accumulation unit                       $       1.02   $       1.02   $       1.09   $       1.02   $       0.68
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          66

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UINT2          UINT3          UINT4          WINT5          WINT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,713,285   $    744,917   $  2,090,419   $    270,685   $     63,969
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,396             13             --             --         60,549
Receivable from mutual funds and portfolios
  for share redemptions                                            1,326            635          1,869            336             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,407,500        588,290      1,607,176        240,604        124,559
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,145            559          1,661            300             --
    Issue and administrative expense charge                          181             76            208             36             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        4,396             13             --             --         60,549
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,722            648          1,869            336         60,549
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,401,778        587,642      1,605,307        240,268         64,010
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
====================================================================================================================================
Accumulation units outstanding                                 2,058,559        866,374      2,372,839        286,481         76,479
====================================================================================================================================
Net asset value per accumulation unit                       $       0.68   $       0.68   $       0.68   $       0.84   $       0.84
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WINT8          UGRS1          UGRS2          UGRS3          UGRS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    327,228   $    284,432   $  2,145,401   $    598,058   $  1,922,799
                                                            ------------------------------------------------------------------------
    at market value                                         $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             29             --          2,643
Receivable from mutual funds and portfolios
  for share redemptions                                              454            185          1,525            480          1,664
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     276,545        212,870      1,580,361        441,315      1,420,407
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   411            157          1,317            422          1,479
    Issue and administrative expense charge                           43             28            208             58            185
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             29             --          2,643
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    454            185          1,554            480          4,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        276,091        212,685      1,578,807        438,616      1,416,100
Net assets applicable to contracts in payment period                  --             --             --          2,219             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
====================================================================================================================================
Accumulation units outstanding                                   330,157        421,468      3,137,043        874,935      2,832,097
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.50   $       0.50   $       0.50   $       0.50
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          67

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UNDS1          UNDS2          PSND1          UNDS4          WSND5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    141,175   $    473,229   $    345,419   $    699,458   $     16,029
                                                            ------------------------------------------------------------------------
    at market value                                         $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            156             --             53             --
Receivable from mutual funds and portfolios
  for share redemptions                                               93            346            278            622             13
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     105,709        363,240        260,642        527,636         14,841
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    79            299            245            553             12
    Issue and administrative expense charge                           14             47             33             69              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            156             --             53             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     93            502            278            675             13
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        105,616        362,738        258,127        526,961         14,828
Net assets applicable to contracts in payment period                  --             --          2,237             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
====================================================================================================================================
Accumulation units outstanding                                   165,229        568,899        441,310        831,812         20,207
====================================================================================================================================
Net asset value per accumulation unit                       $       0.64   $       0.64   $       0.58   $       0.63   $       0.73
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSND3          WSND8          UTRS1          UTRS2          PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      6,833   $         --   $  1,699,250   $  8,392,661   $  4,108,424
                                                            ------------------------------------------------------------------------
    at market value                                         $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             18         11,658             --
Receivable from mutual funds and portfolios
  for share redemptions                                                9             --          1,414          7,554         29,324
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       6,825             --      1,641,907      7,956,426      3,901,915
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     8             --          1,202          6,524          3,805
    Issue and administrative expense charge                            1             --            212          1,030            519
    Contract terminations                                             --             --             --             --         25,000
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             18         11,658             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      9             --          1,432         19,212         29,324
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          6,816             --      1,640,475      7,937,214      3,872,591
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
====================================================================================================================================
Accumulation units outstanding                                     9,296             --      1,584,665      7,686,634      3,948,613
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $         --   $       1.04   $       1.03   $       0.98
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          68

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTRS4          WSTR5          WSTR3          WSTR8          USUT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  9,392,629   $     10,125   $     23,689   $      5,038   $        322
                                                            ------------------------------------------------------------------------
    at market value                                         $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  12,681             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           10,042              7             31              7             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,893,069         10,124         23,740          5,139            329
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 8,926              6             28              6             --
    Issue and administrative expense charge                        1,116              1              3              1             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       12,681             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22,723              7             31              7             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,870,346         10,117         23,709          5,132            329
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
====================================================================================================================================
Accumulation units outstanding                                 8,646,223         10,912         25,588          5,543            376
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       0.93   $       0.93   $       0.93   $       0.87
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USUT2          PSUT1          USUT4          WSUT5          WSUT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     19,433   $    155,452   $      4,425   $      5,009   $      8,267
                                                            ------------------------------------------------------------------------
    at market value                                         $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               13            130              5              6              8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      19,811        119,554          4,645          4,736          8,427
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    11            114              5              5              7
    Issue and administrative expense charge                            2             16             --              1              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     13            130              5              6              8
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         19,798        119,424          4,640          4,730          8,419
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
====================================================================================================================================
Accumulation units outstanding                                    22,636        209,085          5,315          5,557          9,901
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.57   $       0.87   $       0.85   $       0.85
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          69

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSUT8          UOCA1          UOCA2          UOCA3          UOCA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $      7,077   $    108,730   $     31,618   $    125,803
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $      6,934   $    110,666   $     30,384   $    127,372
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              5             92             32            131
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --          6,939        110,758         30,416        127,503
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              4             79             28            116
    Issue and administrative expense charge                           --              1             13              4             15
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              5             92             32            131
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --          6,934        110,666         30,384        127,372
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $      6,934   $    110,666   $     30,384   $    127,372
====================================================================================================================================
Accumulation units outstanding                                        --          8,840        141,201         38,802        162,815
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.78   $       0.78   $       0.78   $       0.78
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOCA5          WOCA3          WOCA8          UOGS1          UOGS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         41   $      3,924   $         --   $     19,581   $     98,656
                                                            ------------------------------------------------------------------------
    at market value                                         $         42   $      4,016   $         --   $     19,049   $     94,618
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              6             --             17             87
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          42          4,022             --         19,066         94,705
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              5             --             14             75
    Issue and administrative expense charge                           --              1             --              3             12
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              6             --             17             87
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             42          4,016             --         19,049         94,618
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         42   $      4,016   $         --   $     19,049   $     94,618
====================================================================================================================================
Accumulation units outstanding                                        43          4,157             --         24,816        123,313
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       0.97   $         --   $       0.77   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          70

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS7          WOGS6          UOGS4          WOGS5          WOGS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,299   $    159,736   $     45,097   $      9,460   $      5,064
                                                            ------------------------------------------------------------------------
    at market value                                         $     10,371   $    146,645   $     42,967   $      9,354   $      4,935
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               11            146             31             20              5
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      10,382        146,791         42,998          9,374          4,940
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    10            128             27             18              5
    Issue and administrative expense charge                            1             18              4              2             --
    Contract terminations                                             --             --             --             39             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     11            146             31             59              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         10,371        146,645         42,967          9,315          4,935
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     10,371   $    146,645   $     42,967   $      9,315   $      4,935
====================================================================================================================================
Accumulation units outstanding                                    13,410        189,702         56,098         12,062          6,392
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       0.77   $       0.77   $       0.77   $       0.77
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS3          WOGS8          WOGS2          UOHI1          UOHI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     67,595   $      8,068   $         --   $     17,250   $    128,495
                                                            ------------------------------------------------------------------------
    at market value                                         $     60,448   $      7,954   $         --   $     17,638   $    130,760
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               79              4             --             15             96
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      60,527          7,958             --         17,653        130,856
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    71              4             --             13             83
    Issue and administrative expense charge                            8             --             --              2             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     79              4             --             15             96
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         60,448          7,954             --         17,638        130,760
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     60,448   $      7,954   $         --   $     17,638   $    130,760
====================================================================================================================================
Accumulation units outstanding                                    78,329          8,597             --         18,364        136,219
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       0.93   $         --   $       0.96   $       0.96
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          71

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOHI3          UOHI4          UOSM1          UOSM2          UOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      4,200   $     71,653   $     27,767   $    159,624   $     53,077
                                                            ------------------------------------------------------------------------
    at market value                                         $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             40             --
Receivable from mutual funds and portfolios
  for share redemptions                                                1             43             23            126             50
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       4,206         72,739         26,321        158,419         51,716
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     1             38             20            109             44
    Issue and administrative expense charge                           --              5              3             17              6
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             40             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      1             43             23            166             50
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          4,205         72,696         26,298        158,253         51,666
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
====================================================================================================================================
Accumulation units outstanding                                     4,384         75,848         33,098        199,299         65,056
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.79   $       0.79   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOSM4          WOSM5          WOSM3          WOSM8          USTB1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     70,607   $      3,481   $      4,453   $     12,103   $     38,264
                                                            ------------------------------------------------------------------------
    at market value                                         $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     300             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               70              4            199              6             31
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      69,043          3,440          4,625         11,924         39,342
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    62              4              4              5             26
    Issue and administrative expense charge                            8             --              1              1              5
    Contract terminations                                             --             --            194             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          300             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    370              4            199              6             31
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         68,673          3,436          4,426         11,918         39,311
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
====================================================================================================================================
Accumulation units outstanding                                    86,643          3,609          4,643         12,529         37,947
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.95   $       0.95   $       0.95   $       1.04
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          72

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USTB2          WSTB7          WSTB6          USTB4          WSTB5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    160,415   $    109,831   $    209,366   $    146,662   $     10,155
                                                            ------------------------------------------------------------------------
    at market value                                         $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              148            119            238            178             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     166,758        114,153        219,035        152,874         10,394
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   121            104            209            158             10
    Issue and administrative expense charge                           19             15             29             20              1
    Contract terminations                                              8             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    148            119            238            178             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        166,610   $    114,034        218,797        152,696         10,383
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
====================================================================================================================================
Accumulation units outstanding                                   160,916        110,526        212,137        147,708         10,076
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.03   $       1.03   $       1.03   $       1.03
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSTB4          WSTB3          WSTB8          WSTB2          UGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     80,965   $     71,770   $         --   $         --   $    351,834
                                                            ------------------------------------------------------------------------
    at market value                                         $     85,109   $     75,581   $         --   $         --   $    300,804
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              109            100             --             --            259
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      85,218         75,681             --             --        301,063
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    98             90             --             --            220
    Issue and administrative expense charge                           11             10             --             --             39
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    109            100             --             --            259
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   $     85,109   $     75,581             --             --        300,804
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     85,109   $     75,581   $         --   $         --   $    300,804
====================================================================================================================================
Accumulation units outstanding                                    82,631         73,402             --             --        378,819
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       1.03   $         --   $         --   $       0.79
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          73

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGIN2          PGIN1          UGIN4          EPG            WGIN3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,927,735   $  1,484,543   $  1,775,606   $  7,299,936   $     16,616
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     540              6          6,557             63             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,496          1,310          1,742          6,497             23
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,578,133      1,209,060      1,486,689      5,297,430         17,926
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,292          1,153          1,548          5,801             21
    Issue and administrative expense charge                          204            157            194            696              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          540              6          6,557             63             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,036          1,316          8,299          6,560             23
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,576,097      1,207,744      1,478,390      5,290,870   $     17,903
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
====================================================================================================================================
Accumulation units outstanding                                 1,990,589      1,583,024      1,879,367      5,706,345         21,971
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.76   $       0.79   $       0.93   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIN8          UIGR1          UIGR2          WIGR7          PIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $     26,898   $    345,842   $  3,321,720   $  5,440,195
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $     26,171   $    346,700   $  2,114,678   $  3,662,172
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             71            202             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             22            287          2,218          4,014
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --         26,264        347,189      2,116,896      3,666,186
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --             19            248          1,941          3,532
    Issue and administrative expense charge                           --              3             39            277            482
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            202             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             22            489          2,218          4,014
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --         26,242        346,700   $  2,114,678      3,653,298
Net assets applicable to contracts in payment period                  --             --             --             --          8,874
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $     26,242   $    346,700   $  2,114,678   $  3,662,172
====================================================================================================================================
Accumulation units outstanding                                        --         32,966        435,810      3,982,054      4,994,086
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.80   $       0.80   $       0.53   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          74

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UIGR4          EPL            WIGR4          WIGR3          WIGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    429,963   $  1,974,066   $  4,090,979   $  1,583,116   $      5,859
                                                            ------------------------------------------------------------------------
    at market value                                         $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,941          4,626             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              431          1,680          3,347          2,863              8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     437,072      1,407,748      2,632,540      1,638,204          5,717
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   383          1,500          3,001          1,858              7
    Issue and administrative expense charge                           48            180            346            206              1
    Contract terminations                                             --             --             --            799             --
Payable to mutual funds and portfolios
  for investments purchased                                        4,941          4,626             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,372          6,306          3,347          2,863              8
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        431,700      1,401,442   $  2,629,193   $  1,635,341          5,709
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
====================================================================================================================================
Accumulation units outstanding                                   543,545      1,855,909      5,517,256      3,436,550          6,745
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.76   $       0.48   $       0.48   $       0.85
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIGR2          UPRE1          UPRE2          UPRE3          UPRE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    475,689   $        446   $     48,318   $         --   $      5,227
                                                            ------------------------------------------------------------------------
    at market value                                         $    315,265   $        436   $     46,416   $         --   $      5,377
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              834             --             44             --              6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     316,099            436         46,460             --          5,383
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   413             --             38             --              5
    Issue and administrative expense charge                           41             --              6             --              1
    Contract terminations                                            380             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    834             --             44             --              6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        315,265            436         46,416             --          5,377
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    315,265   $        436   $     46,416   $         --   $      5,377
====================================================================================================================================
Accumulation units outstanding                                   665,507            540         57,491             --          6,670
====================================================================================================================================
Net asset value per accumulation unit                       $       0.47   $       0.81   $       0.81   $         --   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          75

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    110,027   $  1,607,285   $  3,256,044   $    679,569   $  2,099,653
                                                            ------------------------------------------------------------------------
    at market value                                         $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            131             --             13          1,340
Receivable from mutual funds and portfolios
  for share redemptions                                               60            993          1,576            488          1,656
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      67,779      1,027,040      1,503,841        422,538      1,398,560
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    51            858          1,379            429          1,472
    Issue and administrative expense charge                            9            135            197             59            184
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            131             --             13          1,340
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     60          1,124          1,576            501          2,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         67,719      1,025,916      1,502,265        421,048      1,395,564
Net assets applicable to contracts in payment period                  --             --             --            989             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
====================================================================================================================================
Accumulation units outstanding                                   163,010      2,476,391      4,475,513      1,020,149      3,390,706
====================================================================================================================================
Net asset value per accumulation unit                       $       0.42   $       0.41   $       0.34   $       0.41   $       0.41
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPT            WVIS4          WVIS3          WVIS8          WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,008,117   $  3,605,158   $  2,668,758   $         --   $    429,184
                                                            ------------------------------------------------------------------------
    at market value                                         $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            317             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              676          2,254          1,736             --            723
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     558,278      1,767,743      1,308,055             --        199,971
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   604          2,021          1,562             --            263
    Issue and administrative expense charge                           72            233            174             --             26
    Contract terminations                                             --             --             --             --            434
Payable to mutual funds and portfolios
  for investments purchased                                           --            317             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    676          2,571          1,736             --            723
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        557,602      1,765,172      1,306,319             --        199,248
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
====================================================================================================================================
Accumulation units outstanding                                   888,229      5,351,818      3,966,340             --        607,739
====================================================================================================================================
Net asset value per accumulation unit                       $       0.63   $       0.33   $       0.33   $         --   $       0.33
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          76

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   UCMG1          UCMG2          PCMG1          UCMG4           EMS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,940   $     30,893   $     25,453   $     55,540   $    132,708
Variable account expenses                                         5,994         29,377         27,306         64,911        158,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     946          1,516         (1,853)        (9,371)       (26,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         436,704      1,773,768      2,676,501      9,991,982     37,638,708
    Cost of investments sold                                    436,712      1,773,803      2,676,545      9,992,062     37,638,984
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        947   $      1,517   $     (1,852)  $     (9,371)  $    (26,054)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCMG2          SCMG1         UBND1(1)      UBND2(1)         PBND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     55,872   $    172,853   $        767   $      2,068   $      7,847
Variable account expenses                                        74,431        240,323            145            429          1,934
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,559)       (67,470)           622          1,639          5,913
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      58,208,224     36,843,541         46,991         30,025         81,348
    Cost of investments sold                                 58,208,321     36,843,822         47,220         30,052         82,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            635          2,849            487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,558)  $    (67,468)  $      1,257   $      4,488   $      6,400
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(1)          ESI           SBND2          SBND1        UDEI1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,461   $    625,114   $     18,078   $     87,480   $         56
Variable account expenses                                           877        173,542          5,354         27,613             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,584        451,572         12,724         59,867             24
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,892      4,207,943        641,163      3,682,250          7,753
    Cost of investments sold                                     18,980      4,447,902        646,006      3,728,507          7,496
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,681          8,641           (241)       (32,095)           569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,265   $    460,213   $     12,483   $     27,772   $        593
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          77

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(1)         WDEI7          PDEI1        UDEI4(1)        WDEI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        475   $      8,036   $      6,650   $        969   $      3,097
Variable account expenses                                           255          6,237          5,314            530          2,674
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     220          1,799          1,336            439            423
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,064         77,029         99,009         15,955         78,147
    Cost of investments sold                                     12,079         78,687        105,952         17,303         94,932
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,431       (118,264)       (91,299)         6,767        (48,805)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,651   $   (116,465)  $    (89,963)  $      7,206   $    (48,382)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4          WDEI3          SDEI1          WDEI2        UGRO1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,499   $      4,619   $      4,969   $        522   $         --
Variable account expenses                                         7,821          4,366          5,483            557             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     678            253           (514)           (35)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,539         78,437        329,616          2,626             83
    Cost of investments sold                                     60,888         98,485        367,972          2,828             96
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)           (13)
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (126,750)       (78,045)       (79,228)        (7,285)           (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,072)  $    (77,792)  $    (79,742)  $     (7,320)  $        (17)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UGRO2(1)       UGRO3(1)       UGRO4(1)          EVG           SGRO2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         71   $         10
Variable account expenses                                             2             --             --          1,320            253
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            --             --         (1,249)          (243)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              82            131             82          6,923         22,779
    Cost of investments sold                                         83            160            100         12,203         42,316
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           (29)           (18)        (5,280)       (19,537)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (46)            --             --        (24,792)        13,340
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (47)           (29)           (18)       (30,072)        (6,197)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (49)  $        (29)  $        (18)  $    (31,321)  $     (6,440)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          78

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO1          UNDM1          UNDM2          WNDM7         PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        139   $        127   $      1,025   $      5,179   $     14,999
Variable account expenses                                         3,480            231          1,962         12,100         36,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,341)          (104)          (937)        (6,921)       (21,623)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,017          8,056         48,711        121,439        854,578
    Cost of investments sold                                     93,554          8,520         56,557        178,239      1,201,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,537)          (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (23,343)        (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (69,880)        (5,475)       (40,888)      (260,505)      (799,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (73,221)  $     (5,579)  $    (41,825)  $   (267,426)  $   (821,509)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UNDM4           EGD           WNDM4          WNDM3         SNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055   $     23,185   $      6,055   $      9,393   $      9,158
Variable account expenses                                         2,526         64,316         17,637         27,966         29,188
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)       (41,131)       (11,582)       (18,573)       (20,030)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052        931,214        457,884        510,492      1,804,673
    Cost of investments sold                                     49,212      1,320,486        606,755        764,120      2,492,473
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)    (1,219,780)      (316,712)      (501,054)      (556,161)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232)  $ (1,260,911)   $   (328,294)  $   (519,627)  $  (576,191)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM2         USVA1(1)       USVA2(1)       WSVA7(2)      WSVA6(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,907   $         15   $         53   $         20   $         24
Variable account expenses                                         6,604             51            130             61            132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,697)           (36)           (77)           (41)          (108)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         215,016          3,713         15,269          2,308          7,263
    Cost of investments sold                                    323,233          3,573         15,691          2,456          9,148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (95,762)           326          1,233            502         (3,474)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (100,459)  $        290   $      1,156   $        461   $     (3,582)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          79

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(1)        WSVA5(2)      WSVA4(2)        WSVA3(2)      WSVA8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $         25   $         28   $         19   $          4
Variable account expenses                                            71            102            191            108              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (42)           (77)          (163)           (89)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,987            134          8,742          6,988            139
    Cost of investments sold                                      3,115            152          9,339          8,266            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,163           (835)        (3,489)        (1,864)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,121   $       (912)  $     (3,652)  $     (1,953)  $        (18)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSVA2(2)        USPF1          USPF2          USPF3          USPF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      1,535   $     22,025   $     11,952   $     27,027
Variable account expenses                                             2          1,372         23,207         13,890         34,912
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)           163         (1,182)        (1,938)        (7,885)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136         24,331        345,553        270,196        644,407
    Cost of investments sold                                        172         28,057        419,481        340,695        744,583
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)       (30,145)      (585,202)      (313,344)      (726,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37)  $    (29,982)  $   (586,384)  $   (315,282)  $   (733,899)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,219   $    130,959   $     35,833   $     44,485   $    102,353
Variable account expenses                                         3,134         50,132         15,105         19,251         47,531
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,085         80,827         20,728         25,234         54,822
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          66,854      1,052,529        234,128        136,047        590,976
    Cost of investments sold                                     66,878      1,043,632        230,951        134,143        584,214
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (24)         8,897          3,177          1,904          6,762
Distributions from capital gains                                  2,958         30,633          8,158          9,364         24,520
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         23,661         34,777         72,412
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,364        129,461         34,996         46,045        103,694
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,449   $    210,288   $     55,724   $     71,279   $    158,516
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          80

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WFDI5          WFDI4          WFDI3          SFDI1         WFDI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,893   $     62,466   $     66,883   $     14,122   $     20,900
Variable account expenses                                         2,414         31,813         35,203          8,071         12,270
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,479         30,653         31,680          6,051          8,630
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         103,652        291,570        580,671        697,879         52,462
    Cost of investments sold                                    102,464        286,650        573,602        693,742         51,017
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,188          4,920          7,069          4,137          1,445
Distributions from capital gains                                  1,151         14,100         13,583          2,914          6,210
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         42,581         47,632          4,940         16,042
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,140         61,601         68,284         11,991         23,697
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,619   $     92,254   $     99,964   $     18,042   $     32,327
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(1)        UABA2(1)      UABA3(1)       UABA4(1)       WABA5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          6   $          1   $          3   $         --
Variable account expenses                                           160          1,327            195            856             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (159)        (1,321)          (194)          (853)           (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,737          7,236          1,154          7,937          1,181
    Cost of investments sold                                     23,012          7,563          1,257          8,363          1,162
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      405         (5,708)        (1,381)        (5,890)            68
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        246   $     (7,029)  $     (1,575)  $     (6,743)  $         46
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WABA3(3)       WABA8(3)       UAAD1(1)      UAAD2(1)       UAAD3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $         --   $         --   $         --
Variable account expenses                                           127              1             46             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (126)            (1)           (46)            --             (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,309            117            122             76            406
    Cost of investments sold                                     18,625            117            125            100            458
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (316)            --             (3)           (24)           (52)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       486             --           (575)            --             59
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      170             --           (578)           (24)             7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         44   $         (1)  $       (624)  $        (24)  $         --
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          81

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD4(1)        WAAD5(4)      WAAD3(4)       WAAD8(4)       UAVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $          7
Variable account expenses                                             4              1              1              1              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            (1)            (1)            (1)             5
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80            170            170            132             80
    Cost of investments sold                                         81   $        174            174            135             85
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (4)            (4)            (3)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (104)            --             --             --           (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (105)            (4)            (4)            (3)          (147)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (109)  $         (5)  $         (5)  $         (4)  $       (142)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA2(1)       UAVA3(1)       UAVA4(1)        WAVA5(5)      WAVA3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         83   $          1   $          1   $         --   $          6
Variable account expenses                                            72             --              1             --             16
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      11              1             --             --            (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             171            127             78             78            109
    Cost of investments sold                                        177            156             86             83            121
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)           (29)            (8)            (5)           (12)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,019)            (5)           (26)            --           (461)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,025)           (34)           (34)            (5)          (473)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,014)  $        (33)  $        (34)  $         (5)  $       (483)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA8(5)         UGIP1          UGIP2          UGIP3          UGIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      4,157   $     29,506   $     15,101   $     39,872
Variable account expenses                                            --          8,472         57,851         33,475         93,025
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (4,315)       (28,345)       (18,374)       (53,153)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              15        267,312        495,936        442,990        671,018
    Cost of investments sold                                         21        334,038        627,972        555,998        838,805
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)       (66,726)      (132,036)      (113,008)      (167,787)
Distributions from capital gains                                     --         25,556        181,374         92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                        --       (176,991)    (1,496,513)      (724,984)    (2,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6)      (218,161)    (1,447,175)      (745,162)    (1,936,425)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (6)  $   (222,476)  $ (1,475,520)  $   (763,536)  $ (1,989,578)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          82

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIP5(4)        WGIP3(4)       WGIP8(4)        UPRG1          UPRG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             4              3              3          4,614         24,228
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            (3)            (3)        (4,614)       (24,228)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             176          4,028            136        127,259        475,130
    Cost of investments sold                                        173          4,097            140        160,557        661,216
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3            (69)            (4)       (33,298)      (186,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)      (138,350)      (681,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       40           (100)           (35)      (171,648)      (867,446)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         36   $       (103)  $        (38)  $   (176,262)  $   (891,674)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UPRG3          UPRG4           EPP           SPGR2          SPGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        14,032         50,132         22,130         15,414         58,017
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (14,032)       (50,132)       (22,130)       (15,414)       (58,017)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         295,138        461,130        531,165        958,950      2,123,832
    Cost of investments sold                                    417,438        633,926        865,659      1,437,340      3,580,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (122,300)      (172,796)      (334,494)      (478,390)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (321,239)    (1,246,621)      (303,228)        23,970        (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (443,539)    (1,419,417)      (637,722)      (454,420)    (1,542,374)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (457,571)  $ (1,469,549)  $   (659,852)  $   (469,834)  $ (1,600,391)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTEC1          UTEC2          UTEC3          UTEC4           ETC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,312          6,209          3,760         12,249         13,523
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,312)        (6,209)        (3,760)       (12,249)       (13,523)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,323        179,393         94,189        223,599        406,937
    Cost of investments sold                                     32,174        310,178        168,788        367,651        919,960
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (74,890)      (341,940)      (179,127)      (530,694)      (565,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (76,202)  $   (348,149)  $   (182,887)  $   (542,943)  $   (578,794)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          83

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC2          STEC1        UAGR1(1)       UAGR2(1)       UAGR3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          2   $          2   $          3
Variable account expenses                                        11,352         31,338             39             71              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,352)       (31,338)           (37)           (69)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         710,051      1,707,359          2,138             65            149
    Cost of investments sold                                  1,464,676      3,287,423          2,206             63            150
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (754,625)    (1,580,064)           (68)             2             (1)
Distributions from capital gains                                     --             --              1              1              2
Net change in unrealized appreciation or
  depreciation of investments                                   384,129        481,361           (302)           504            (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (370,496)    (1,098,703)          (369)           507             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (381,848)  $ (1,130,041)  $       (406)  $        438   $        (10)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAGR4(1)        UFCO1(1)       UFCO2(1)       UFCO3(1)      UFCO4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $         --   $         --   $         --   $         --
Variable account expenses                                           289            301          1,150            169            494
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (287)          (301)        (1,150)          (169)          (494)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             380          9,227         20,709            169         11,029
    Cost of investments sold                                        389          9,705         20,671            170         11,014
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (9)          (478)            38             (1)            15
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (974)        (3,097)        (4,572)          (478)        (2,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (982)        (3,575)        (4,534)          (479)        (2,095)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,269)  $     (3,876)  $     (5,684)  $       (648)  $     (2,589)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFCO5(4)       WFCO3(4)       WFCO8(4)       UFGR1(1)       UFGR2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7              1              1             43            195
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (1)            (1)           (43)          (195)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             180              1            174            118            277
    Cost of investments sold                                        180              1            175            126            282
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             (1)            (8)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --           (867)        (2,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       42             --             (1)          (875)        (2,859)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         35   $         (1)  $         (2)  $       (918)  $     (3,054)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          84

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR3(1)        UFGR4(1)      WFGR5(5)        WFGR3(5)      WFGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27            360             35            138             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)          (360)           (35)          (138)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             148          1,743          4,049            289             16
    Cost of investments sold                                        153          1,878          4,921            295             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)          (135)          (872)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (786)        (8,272)          (201)        (1,590)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (791)        (8,407)        (1,073)        (1,596)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (818)  $     (8,767)  $     (1,108)  $     (1,734)  $         (6)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(1)        UFMC2(1)        WMDC7          WMDC6        UFMC4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      6,264   $      5,903   $         --
Variable account expenses                                           177          1,321         10,568         14,226          1,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (177)        (1,321)        (4,304)        (8,323)        (1,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,295         33,553        156,972        152,571         15,290
    Cost of investments sold                                      3,345         34,468        158,397        164,918         15,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (50)          (915)        (1,425)       (12,347)          (646)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (103,118)      (146,333)        (1,195)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      230          1,790       (104,543)      (158,680)        (1,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         53   $        469   $   (108,847)  $   (167,003)  $     (3,001)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC4          WMDC3         WMDC8(5)        WMDC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        907   $      3,890   $      1,921   $         --   $        109
Variable account expenses                                         2,412          8,736          5,730             25            504
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,505)        (4,846)        (3,809)           (25)          (395)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,673        105,442         57,504             40         10,999
    Cost of investments sold                                     28,101        112,663         58,742             40         10,808
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,428)        (7,221)        (1,238)            --            191
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (66,766)       (42,874)            23         (4,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,137)       (73,987)       (44,112)            23         (4,091)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,642)  $    (78,833)  $    (47,921)  $         (2)  $     (4,486)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          85

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFOV1(1)       UFOV2(1)       UFOV3(1)      UFOV4(1)       URES1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $          3
Variable account expenses                                            40             35             33             11             29
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (40)           (35)           (33)           (11)           (26)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             135            109            153             86         16,852
    Cost of investments sold                                        139            109            165             95         16,903
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            --            (12)            (9)           (51)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (528)           (75)          (761)          (266)           324
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (532)           (75)          (773)          (275)           273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (572)  $       (110)  $       (806)  $       (286)  $        247
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   URES2(1)         WRES7          WRES6         URES4(1)         ERE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          3   $     15,629   $     31,047   $          3   $     15,778
Variable account expenses                                            59          6,127         14,975             16          8,266
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (56)         9,502         16,072            (13)         7,512
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             238        217,045         75,201            109        152,851
    Cost of investments sold                                        235        217,988         72,358            108        152,982
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3           (943)         2,843              1           (131)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       547        (18,109)       (37,855)            80        (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      550        (19,052)       (35,012)            81        (18,522)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        494   $     (9,550)  $    (18,940)  $         68   $    (11,010)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES4          WRES3          SRES1          WRES2          USMC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,464   $     17,506   $     41,597   $        443   $        582
Variable account expenses                                        10,432         11,757         21,245            534          2,631
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,032          5,749         20,352            (91)        (2,049)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         102,161        270,545      1,448,669            556         23,854
    Cost of investments sold                                     99,092        277,829      1,479,735            539         30,383
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,069         (7,284)       (31,066)            17         (6,529)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (22,362)       (50,339)       (86,070)           404        (72,966)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (19,293)       (57,623)      (117,136)           421        (79,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (10,261)  $    (51,874)  $    (96,784)  $        330   $    (81,544)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          86

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       USMC2          WSMC7          PSMC1          USMC4          WSMC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,559   $      3,177   $      8,403   $      9,438   $        985
Variable account expenses                                        20,432         14,625         39,527         42,785          5,062
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (15,873)       (11,448)       (31,124)       (33,347)        (4,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         169,878        197,659        285,844      1,405,502         94,190
    Cost of investments sold                                    228,551        294,348        393,082      1,922,475        137,778
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,673)       (96,689)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (571,645)      (352,145)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (630,318)      (448,834)    (1,117,104)    (1,313,490)      (140,041)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (646,191)  $   (460,282)  $ (1,148,228)  $ (1,346,837)  $   (144,118)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC4          WSMC3        WSMC8(5)         WSMC2        UVAS1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,533   $      2,765   $         --   $        340   $          1
Variable account expenses                                        24,368         16,149             --          2,408             25
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,835)       (13,384)            --         (2,068)           (24)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         328,838        221,747             17         78,332            636
    Cost of investments sold                                    493,308        324,264             22        113,693            630
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (164,470)      (102,517)            (5)       (35,361)             6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)      (294,118)            --        (15,408)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (627,743)      (396,635)            (5)       (50,769)           208
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (647,578)  $   (410,019)  $         (5)  $    (52,837)  $        184
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(1)        WVAS7(2)        PVAS1         UVAS4(1)      WVAS5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         58   $         53   $          1   $         76
Variable account expenses                                           285            201            238            133            238
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (284)          (143)          (185)          (132)          (162)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,981         15,073          4,914          2,227         14,456
    Cost of investments sold                                      5,620         18,355          5,366          2,399         15,260
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,417         (2,894)        (2,401)           286         (3,096)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,133   $     (3,037)  $     (2,586)  $        154   $     (3,258)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          87

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS4(2)      WVAS3(5)       WVAS8(5)       WVAS2(2)         UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         87   $          7   $        143   $         --   $      2,893
Variable account expenses                                           458            198            216             11          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (371)          (191)           (73)           (11)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,591         11,960         30,525            146        165,253
    Cost of investments sold                                      4,094         12,598         44,687            145        181,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,436)           750        (13,163)            36        (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,807)  $        559   $    (13,236)  $         25   $    (55,458)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UMSS2          WMSS7          PMSS1          UMSS4           EMU
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $      7,828   $     13,030   $     38,066   $      8,848
Variable account expenses                                        42,386         10,266         18,475         55,917         12,800
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (2,438)        (5,445)       (17,851)        (3,952)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313        202,930        359,119        451,895        400,698
    Cost of investments sold                                    288,445        210,925        381,369        508,355        454,278
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,250)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (125,094)      (241,196)      (675,229)      (148,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (127,532)  $   (246,641)  $   (693,080)  $   (152,631)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          UINT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,272   $      8,203   $     14,201   $        556   $      4,271
Variable account expenses                                        15,166         12,395         16,415          1,283          3,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,894)        (4,192)        (2,214)          (727)         1,265
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         168,777        221,442      1,338,340          6,618         66,827
    Cost of investments sold                                    187,452        245,621      1,538,705          6,756         80,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,183)      (135,872)      (256,312)       (10,413)       (67,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (154,077)  $   (140,064)  $   (258,526)  $    (11,140)  $    (66,319)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          88

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UINT2          UINT3          UINT4        WINT5(5)       WINT3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,673   $      8,878   $     33,202   $      6,485   $        994
Variable account expenses                                        13,087          6,682         23,105          2,957          1,021
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,586          2,196         10,097          3,528            (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         279,396         42,636        781,888        359,335      9,472,598
    Cost of investments sold                                    323,773         50,947        931,634        418,944      9,440,985
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,377)        (8,311)      (149,746)       (59,609)        31,613
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (298,204)      (128,533)      (418,678)       (90,026)        31,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (291,618)  $   (126,337)  $   (408,581)  $    (86,498)  $     31,627
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT8(5)         UGRS1          UGRS2          UGRS3          UGRS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,439   $         --   $         --   $         --   $         --
Variable account expenses                                         5,954          2,115         18,858          5,457         19,378
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,485         (2,115)       (18,858)        (5,457)       (19,378)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         865,399         57,957        204,558         59,134        200,946
    Cost of investments sold                                    989,858         63,644        261,048         70,335        259,741
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (124,459)        (5,687)       (56,490)       (11,201)       (58,795)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (62,137)      (528,545)      (134,536)      (425,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (175,596)       (67,824)      (585,035)      (145,737)      (484,435)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (166,111)  $    (69,939)  $   (603,893)  $   (151,194)  $   (503,813)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDS1          UNDS2          PSND1          UNDS4        WSND5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           985          3,764          3,170          7,101             46
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (985)        (3,764)        (3,170)        (7,101)           (46)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,173         71,797         53,490        157,128          1,098
    Cost of investments sold                                     12,261         88,936         68,260        201,310          1,125
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,088)       (17,139)       (14,770)       (44,182)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,952)      (118,154)       (88,069)      (173,855)        (1,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (38,040)      (135,293)      (102,839)      (218,037)        (1,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (39,025)  $   (139,057)  $   (106,009)  $   (225,138)  $     (1,274)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          89

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND3(5)       WSND8(5)         UTRS1          UTRS2         PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     16,537   $     90,386   $     45,299
Variable account expenses                                            26             --         11,841         69,101         39,970
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26)            --          4,696         21,285          5,329
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,605             15        348,741        697,257        634,141
    Cost of investments sold                                      2,592             21        363,510        752,212        676,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                       (17)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)            (6)       (65,923)      (492,432)      (251,765)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (30)  $         (6)  $    (61,227)  $   (471,147)  $   (246,436)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS4         WSTR5(5)      WSTR3(5)        WSTR8(5)       USUT1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,279   $          1   $         --   $          1   $         --
Variable account expenses                                        88,911              7            104             19             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,368             (6)          (104)           (18)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         743,785             87            165             38             52
    Cost of investments sold                                    809,003             87            165             37             51
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,218)            --             --              1              1
Distributions from capital gains                                 78,991             --              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            20             94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (525,457)            (8)            21             95              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (518,089)  $        (14)  $        (83)  $         77   $          8
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(1)         PSUT1         USUT4(1)      WSUT5(5)       WSUT3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,389   $         --   $          1   $          1
Variable account expenses                                            22          1,291              9             36             15
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)         1,098             (9)           (35)           (14)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,059          7,929          8,326            115            112
    Cost of investments sold                                      2,079          9,758          8,332            118            111
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)           152
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      345        (28,015)           209           (282)           153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        323   $    (26,917)  $        200   $       (317)  $        139
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          90

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT8(5)        UOCA1(1)       UOCA2(1)       UOCA3(1)      UOCA4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              9            323            123            393
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (9)          (323)          (123)          (393)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              18             88          1,398          1,501         46,658
    Cost of investments sold                                         22             90          1,354          1,699         46,644
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            (2)            44           (198)            14
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (143)         1,936         (1,234)         1,569
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)          (145)         1,980         (1,432)         1,583
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (4)  $       (154)  $      1,657   $     (1,555)  $      1,190
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOCA5(4)       WOCA3(4)       WOCA8(4)       UOGS1(1)       UOGS2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             17              1             29            155
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (17)            (1)           (29)          (155)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             175            191            136             76          3,253
    Cost of investments sold                                        174            186            134             77          3,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              5              2             (1)          (167)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92             --           (532)        (4,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2             97              2           (533)        (4,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $         80   $          1   $       (562)  $     (4,360)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(2)        WOGS6(2)       UOGS4(1)       WOGS5(2)       WOGS4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            90            473            129             28              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (90)          (473)          (129)           (28)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             222          2,550          8,457         11,462            141
    Cost of investments sold                                        276          2,890          8,952         11,636            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (54)          (340)          (495)          (174)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)       (13,091)        (2,130)          (106)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,982)       (13,431)        (2,625)          (280)          (133)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,072)  $    (13,904)  $     (2,754)  $       (308)  $       (142)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          91

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS3(2)       WOGS8(4)       WOGS2(2)       UOHI1(1)       UOHI2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           392              5              2             53            232
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (392)            (5)            (2)           (53)          (232)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             341            135            133          2,908         10,062
    Cost of investments sold                                        382            137            172          2,994         10,227
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (41)            (2)           (39)           (86)          (165)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,147)          (114)            --            388          2,265
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (7,188)          (116)           (39)           302          2,100
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,580)  $       (121)  $        (41)  $        249   $      1,868
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI3(1)        UOHI4(1)       UOSM1(1)       UOSM2(1)      UOSM3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1            132             60            254            122
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (132)           (60)          (254)          (122)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               1          8,674          2,167          2,012            738
    Cost of investments sold                                          1          8,647          2,252          2,120            759
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             27            (85)          (108)           (21)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5          1,043         (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        5          1,070         (1,554)        (1,479)        (1,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $        938   $     (1,614)  $     (1,733)  $     (1,554)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(1)       WOSM5(3)        WOSM3(3)       WOSM8(3)       USTB1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           184              7             11              7             52
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (184)            (7)           (11)            (7)           (52)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,286             34          3,340              7         18,377
    Cost of investments sold                                      1,354             35          3,450              7         18,373
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,002)           (46)          (137)          (185)         1,051
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,186)  $        (53)  $       (148)  $       (192)  $        999
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          92

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(1)       WSTB7(2)       WSTB6(2)       USTB4(1)       WSTB5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           438            420          1,215            582             15
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (438)          (420)        (1,215)          (582)           (15)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,397         10,974          8,521         13,335             15
    Cost of investments sold                                      3,382         11,080          8,558         13,146             15
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     15           (106)           (37)           189             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          4,203          9,431          6,034            228
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,210          4,097          9,394          6,223            228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,772   $      3,677   $      8,179   $      5,641   $        213
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTB4(2)       WSTB3(2)      WSTB8(4)        WSTB2(2)        UGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      4,549
Variable account expenses                                           462            477              1              2          2,618
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (462)          (477)            (1)            (2)         1,931
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,436          1,810            146            177        110,070
    Cost of investments sold                                      1,407          1,778            141            171        117,942
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     29             32              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     4,144          3,811             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,173          3,843              5              6        (46,290)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,711   $      3,366   $          4   $          4   $    (44,359)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UGIN2          PGIN1          UGIN4           EPG         WGIN3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,538   $     16,091   $     18,592   $     99,273   $          1
Variable account expenses                                        16,147         14,534         18,682         86,951             63
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,391          1,557            (90)        12,322            (62)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         177,930        118,826        329,812        992,426          3,877
    Cost of investments sold                                    222,543        141,244        398,420      1,303,751          3,784
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            93
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)         1,287
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (355,670)      (276,625)      (341,797)    (1,466,282)         1,380
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (351,279)  $   (275,068)  $   (341,887)  $ (1,453,960)  $      1,318
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          93

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIN8(5)       UIGR1(1)       UIGR2(1)         WIGR7          PIGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     20,027   $     33,739
Variable account expenses                                            --             58            666         28,387         50,339
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (58)          (666)        (8,360)       (16,600)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17          7,653         20,834        315,045        633,375
    Cost of investments sold                                         22          7,821         21,334        460,090        901,518
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)          (168)          (500)      (145,045)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (727)           858       (341,764)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)          (895)           358       (486,809)      (816,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $       (953)  $       (308)  $   (495,169)  $   (832,845)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR4(1)          EPL           WIGR4          WIGR3        WIGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     13,244   $     27,059   $     18,209   $         --
Variable account expenses                                           983         21,240         45,117         31,379              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (983)        (7,996)       (18,058)       (13,170)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,608        657,182        586,172     17,822,810             25
    Cost of investments sold                                     15,438        863,475        867,160     18,930,253             26
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (830)      (206,293)      (280,988)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,737       (102,127)      (364,995)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      907       (308,420)      (645,983)      (326,942)          (151)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (76)  $   (316,416)  $   (664,041)  $   (340,112)  $       (160)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR2         UPRE1(1)       UPRE2(1)       UPRE3(1)      UPRE4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,432   $         --   $         --   $         --   $         --
Variable account expenses                                         6,644              1             86              2             17
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,212)            (1)           (86)            (2)           (17)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,629             82            346            196             98
    Cost of investments sold                                    179,690             84            357            240             95
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,061)            (2)           (11)           (44)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)        (1,902)            --            150
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (83,305)           (12)        (1,913)           (44)           153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,517)  $        (13)  $     (1,999)  $        (46)  $        136
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          94

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,126         13,419         22,238          6,451         30,827
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,126)       (13,419)       (22,238)        (6,451)       (30,827)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          54,419        269,195        424,754        121,221      3,067,999
    Cost of investments sold                                     93,048        399,501        814,339        175,425      3,566,927
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,629)      (130,306)      (389,585)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,919)      (342,955)      (323,984)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (51,548)      (473,261)      (713,569)      (197,139)      (745,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (52,674)  $   (486,680)  $   (735,807)  $   (203,590)  $   (776,506)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPT           WVIS4          WVIS3        WVIS8(5)         WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         8,680         33,462         25,975             --          4,230
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,680)       (33,462)       (25,975)            --         (4,230)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         134,889        581,721        478,724             16         43,762
    Cost of investments sold                                    219,907      1,067,838        908,090             21         91,995
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (85,018)      (486,117)      (429,366)            (5)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,219)      (416,123)      (254,919)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (232,237)      (902,240)      (684,285)            (5)      (101,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (240,917)  $   (935,702)  $   (710,260)  $         (5)  $   (105,797)
===================================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          95

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                  UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $        946   $      1,516   $     (1,853)  $     (9,371)  $    (26,055)
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         947          1,517         (1,852)        (9,371)       (26,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      134,387        972,206        636,426        340,144        853,847
Net transfers(1)                                                 23,188       (441,169)      (169,610)      (232,797)     2,798,540
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,125)      (425,139)      (128,613)      (868,671)    (3,346,521)
    Death benefits                                                   --             --        (52,098)            --        (99,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  151,450        105,898        286,105       (761,324)       206,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 585,778      2,857,398      2,423,140      4,054,436     10,625,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,322      2,828,091      2,250,084      3,857,418      8,408,678
Contract purchase payments                                      126,978        961,442        591,297        323,747        677,567
Net transfers(1)                                                 21,920       (436,267)      (157,350)      (224,571)     2,206,965
Contract terminations:
    Surrender benefits and contract charges                      (5,788)      (420,620)      (119,420)      (826,630)    (2,642,707)
    Death benefits                                                   --             --        (48,363)            --        (78,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                697,432      2,932,646      2,516,248      3,129,964      8,571,906
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SCMG2          SCMG1         UBND1(2)       UBND2(2)        PBND1
OPERATIONS
Investment income (loss) -- net                            $    (18,559)  $    (67,470)  $        622   $      1,639   $      5,913
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,558)       (67,468)         1,257          4,488          6,400
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,019,574      1,790,685         42,684        170,740        103,102
Net transfers(1)                                                (77,108)     6,543,806         24,710         50,858        (12,143)
Annuity payments                                                 (5,741)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,434,892)    (6,326,252)        (2,750)        (2,164)          (308)
    Death benefits                                             (249,602)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  252,231      1,557,540         64,644        219,434         90,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,243,077     11,961,867             --             --        110,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,500     11,399,177             --             --         99,294
Contract purchase payments                                    8,625,201      1,708,626         41,768        167,559         91,236
Net transfers(1)                                                (72,494)     6,237,644         24,216         49,754        (11,455)
Contract terminations:
    Surrender benefits and contract charges                  (8,071,442)    (6,038,708)        (2,687)        (2,116)          (293)
    Death benefits                                             (238,470)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,222,295     12,876,367         63,297        215,197        178,782
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          96

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(2)          ESI          SBND2          SBND1         UDEI1(2)
OPERATIONS
Investment income (loss) -- net                            $      2,584   $    451,572   $     12,724   $     59,867   $         24
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,265        460,213         12,483         27,772            593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      266,252        115,240        129,613         21,967         19,850
Net transfers(1)                                                 49,175       (778,583)      (167,917)      (294,594)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,027)    (1,597,045)       (12,899)      (230,155)           (78)
    Death benefits                                                   --       (190,739)        (7,391)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  314,400     (2,451,127)       (58,594)      (502,782)        19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     13,122,338        346,782      1,490,663             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,923,249        316,869      1,362,937             --
Contract purchase payments                                      261,460         77,390        116,771         19,849         26,089
Net transfers(1)                                                 48,165       (530,376)      (151,010)      (279,257)            --
Contract terminations:
    Surrender benefits and contract charges                      (1,014)    (1,069,075)       (11,732)      (209,381)          (100)
    Death benefits                                                   --       (128,938)        (6,586)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                308,611      7,272,250        264,312        894,148         25,989
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(2)         WDEI7          PDEI1        UDEI4(2)         WDEI5
OPERATIONS
Investment income (loss) -- net                            $        220   $      1,799   $      1,336   $        439   $        423
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,651       (116,465)       (89,963)         7,206        (48,382)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,973         12,781         31,651        199,610         59,282
Net transfers(1)                                                 34,659        155,544        155,114         35,133         72,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (943)       (16,845)        (9,183)          (117)        (1,980)
    Death benefits                                                   --         (1,328)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,689        150,152        177,582        234,626        130,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        467,109        344,421             --        124,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        427,781        341,828             --        114,711
Contract purchase payments                                      143,578         12,658         37,490        264,029         61,403
Net transfers(1)                                                 44,461        150,660        167,616         45,405         63,894
Contract terminations:
    Surrender benefits and contract charges                      (1,205)       (16,395)       (10,754)          (148)        (2,095)
    Death benefits                                                   --         (1,439)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                186,834        573,265        536,180        309,286        237,913
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          97

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4         WDEI3          SDEI1          WDEI2          UGRO1(2)
OPERATIONS
Investment income (loss) -- net                            $        678   $        253   $       (514)  $        (35)  $         --
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)           (13)
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,072)       (77,792)       (79,742)        (7,320)           (17)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,223         31,897         70,114             --             99
Net transfers(1)                                                139,636        131,920        (80,662)         3,335             28
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,573)        (9,632)      (152,005)        (2,062)           (82)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,286        154,185       (162,553)         1,273             45
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 495,002        242,284        396,114         36,955             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    527,216   $    318,677   $    153,819   $     30,908   $         28
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          455,345        223,084        367,200         34,122             --
Contract purchase payments                                       19,639         32,735         75,374             --            101
Net transfers(1)                                                135,501        123,224        (95,122)         3,898             34
Contract terminations:
    Surrender benefits and contract charges                      (2,749)       (11,148)      (168,503)        (2,188)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                607,736        367,895        178,949         35,832             34
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UGRO2(2)       UGRO3(2)       UGRO4(2)          EVG           SGRO2
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $         --   $     (1,249)  $       (243)
Net realized gain (loss) on sales of investments                     (1)           (29)           (18)        (5,280)       (19,537)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (46)            --             --        (24,792)        13,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (49)           (29)           (18)       (31,321)        (6,440)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,186            160            100          8,555             --
Net transfers(1)                                                     61             --             --         11,896        (22,191)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (82)          (131)           (82)        (5,131)          (297)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,165             29             18         15,320        (22,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        114,607         41,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,116   $         --   $         --   $     98,606   $     12,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        228,411         83,286
Contract purchase payments                                        8,793            162            101         21,430             --
Net transfers(1)                                                     74             --             --         31,892        (47,634)
Contract terminations:
    Surrender benefits and contract charges                        (101)          (162)          (101)       (12,036)          (590)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,766             --             --        269,697         35,062
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          98

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO1          UNDM1          UNDM2           WNDM7         PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (3,341)  $       (104)  $       (937)  $     (6,921)  $    (21,623)
Net realized gain (loss) on sales of investments                (46,537)          (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (23,343)        (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (73,221)        (5,579)       (41,825)      (267,426)      (821,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,111         33,507        227,137        125,775        637,543
Net transfers(1)                                                (28,833)        12,795        170,038         71,921         12,005
Annuity payments                                                     --             --             --             --         (5,743)
Contract terminations:
    Surrender benefits and contract charges                      (9,348)           (87)        (4,429)       (23,092)      (131,661)
    Death benefits                                                   --             --             --        (12,038)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (31,070)        46,215        392,746        162,566        512,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 285,785         15,213         61,309      1,044,787      3,005,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    181,494   $     55,849   $    412,230   $    939,927   $  2,695,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          545,600         20,086         80,914      1,471,323      3,478,255
Contract purchase payments                                       17,907         54,096        368,230        186,734        827,292
Net transfers(1)                                                (64,601)        21,294        262,435        111,974        (57,721)
Contract terminations:
    Surrender benefits and contract charges                     (22,443)          (118)        (7,276)       (36,800)      (185,235)
    Death benefits                                                   --             --             --        (18,962)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                476,463         95,358        704,303      1,714,269      4,062,591
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UNDM4           EGD          WNDM4           WNDM3          SNDM1
OPERATIONS
Investment income (loss) -- net                            $     (1,471)  $    (41,131)  $    (11,582)  $    (18,573)  $    (20,030)
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)    (1,260,911)      (328,294)      (519,627)      (576,191)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,292         98,844        224,122         32,889        123,975
Net transfers(1)                                                147,900         19,201        (94,572)      (122,116)      (118,031)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)      (351,159)       (38,988)      (116,134)      (323,036)
    Death benefits                                                   --        (31,761)        (3,147)       (17,318)       (55,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092       (264,875)        87,415       (222,679)      (372,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315      5,370,338      1,283,998      2,210,372      2,139,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128      4,236,699      1,815,474      3,127,972      2,896,006
Contract purchase payments                                      261,537         92,519        319,843         57,084        209,840
Net transfers(1)                                                241,614        (43,333)      (158,220)      (269,311)      (387,824)
Contract terminations:
    Surrender benefits and contract charges                     (13,628)      (320,023)       (56,242)      (190,468)      (535,493)
    Death benefits                                                   --        (27,556)        (4,951)       (25,163)       (85,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651      3,938,306      1,915,904      2,700,114      2,096,659
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          99

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM2         USVA1(2)      USVA2(2)        WSVA7(3)       WSVA6(3)
OPERATIONS
Investment income (loss) -- net                            $     (4,697)  $        (36)  $        (77)  $        (41)  $       (108)
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (100,459)           290          1,156            461         (3,582)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       (3,991)        15,961         49,530            171         10,597
Net transfers(1)                                               (167,430)            --          2,163         17,231         14,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,212)           (79)          (352)          (135)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (196,633)        15,882         51,341         17,267         25,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 493,837             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          700,758             --             --             --             --
Contract purchase payments                                       (5,747)        20,602         64,272            171         13,967
Net transfers(1)                                               (291,564)            --          2,745         22,399         13,799
Contract terminations:
    Surrender benefits and contract charges                     (40,071)          (101)          (445)          (171)          (219)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                363,376         20,501         66,572         22,399         27,547
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(2)       WSVA5(3)       WSVA4(3)       WSVA3(3)        WSVA8(4)
OPERATIONS
Investment income (loss) -- net                            $        (42)  $        (77)  $       (163)  $        (89)  $         (2)
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,121           (912)        (3,652)        (1,953)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,485         24,984            173          2,699          3,214
Net transfers(1)                                                  8,745          3,420         35,339         16,786              5
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)          (168)        (4,015)          (147)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,141         28,236         31,497         19,338          3,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       33,463         30,481            173          3,233          3,340
Net transfers(1)                                                 11,427          4,316         39,520         19,010              5
Contract terminations:
    Surrender benefits and contract charges                        (113)          (213)        (4,437)          (216)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 44,777         34,584         35,256         22,027          3,201
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                           100

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)         USPF1           USPF2         USPF3          USPF4
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        163   $     (1,182)  $     (1,938)  $     (7,885)
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)       (29,982)      (586,384)      (315,282)      (733,899)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171        117,157        407,598        773,765      1,058,843
Net transfers(1)                                                     --         46,432      1,503,321        512,849      1,508,492
Annuity payments                                                     --             --             --           (670)            --
Contract terminations:
    Surrender benefits and contract charges                        (134)        (2,161)      (129,153)       (34,303)      (112,550)
    Death benefits                                                   --             --             --       (191,203)       (97,489)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37        161,428      1,781,766      1,060,438      2,357,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         89,636      1,251,089        657,208      1,398,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        111,916      1,567,437        816,890      1,756,399
Contract purchase payments                                          171        182,040        565,400      1,134,891      1,404,817
Net transfers(1)                                                     --         68,523      2,063,270        713,289      2,119,432
Contract terminations:
    Surrender benefits and contract charges                        (171)        (2,917)      (200,955)       (55,784)      (158,850)
    Death benefits                                                   --             --             --       (319,470)      (161,628)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        359,562      3,995,152      2,289,816      4,960,170
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF1           UFIF2          WFDI7          UFIF3          UFIF4
OPERATIONS
Investment income (loss) -- net                            $      6,085   $     80,827   $     20,728   $     25,234   $     54,822
Net realized gain (loss) on sales of investments                    (24)         8,897          3,177          1,904          6,762
Distributions from capital gains                                  2,958         30,633          8,158          9,364         24,520
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         23,661         34,777         72,412
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,449        210,288         55,724         71,279        158,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      192,487        974,683         79,903        618,784      1,045,587
Net transfers(1)                                                519,190      2,471,977        729,716        469,974      3,876,332
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,663)      (228,022)       (69,193)       (36,091)      (217,174)
    Death benefits                                                   --        (19,599)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  705,014      3,199,039        740,426      1,052,667      4,704,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,845      2,753,766        901,103        890,610      1,469,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    751,308   $  6,163,093   $  1,697,253   $  2,014,556   $  6,332,704
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           29,537      2,495,317        804,773        798,992      1,320,542
Contract purchase payments                                      167,972        869,582         69,868        549,552        913,089
Net transfers(1)                                                453,172      2,190,466        634,950        412,489      3,406,641
Contract terminations:
    Surrender benefits and contract charges                      (5,794)      (202,527)       (59,894)       (31,695)      (189,227)
    Death benefits                                                   --        (17,070)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                644,887      5,335,768      1,449,697      1,729,338      5,451,045
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                            101

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WFDI5           WFDI4          WFDI3          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $      2,479   $     30,653   $     31,680   $      6,051   $      8,630
Net realized gain (loss) on sales of investments                  1,188          4,920          7,069          4,137          1,445
Distributions from capital gains                                  1,151         14,100         13,583          2,914          6,210
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         42,581         47,632          4,940         16,042
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,619         92,254         99,964         18,042         32,327
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,931         70,238        367,591        100,598         41,907
Net transfers(1)                                                 (3,423)     1,229,575        676,752        (29,504)       637,757
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,805)       (76,492)      (172,094)      (100,453)       (40,156)
    Death benefits                                                   --             --        (17,297)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,703      1,223,321        854,952        (29,359)       639,508
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 129,904      1,626,602      1,769,784        470,489        651,237
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    287,226   $  2,942,177   $  2,724,700   $    459,172   $  1,323,072
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          117,173      1,473,252      1,608,525        423,532        591,918
Contract purchase payments                                      150,459         62,452        328,619         87,534         37,363
Net transfers(1)                                                 (2,719)     1,086,978        606,221        (26,885)       561,602
Contract terminations:
    Surrender benefits and contract charges                     (16,668)       (67,765)      (152,869)       (87,280)       (35,584)
    Death benefits                                                   --             --        (15,160)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                248,245      2,554,917      2,375,336        396,901      1,155,299
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(2)        UABA2(2)       UABA3(2)      UABA4(2)        WABA5(4)
OPERATIONS
Investment income (loss) -- net                            $       (159)  $     (1,321)  $       (194)  $       (853)  $        (22)
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         246         (7,029)        (1,575)        (6,743)            46
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,107        392,804         50,962        265,320          8,031
Net transfers(1)                                                 40,290        155,237         18,984        135,516          2,274
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)        (1,853)          (126)        (2,959)          (136)
    Death benefits                                                   --             --           (330)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   85,321        546,188         69,490        397,877         10,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       60,323        510,183         65,544        344,172          8,490
Net transfers(1)                                                 52,695        203,461         24,791        176,604          2,391
Contract terminations:
    Surrender benefits and contract charges                        (101)        (2,366)          (167)        (3,982)          (144)
    Death benefits                                                   --             --           (499)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,917        711,278         89,669        516,794         10,737
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          102

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA3(4)       WABA8(4)       UAAD1(2)       UAAD2(2)       UAAD3(2)
OPERATIONS
Investment income (loss) -- net                            $       (126)  $         (1)  $        (46)  $         --   $         (7)
Net realized gain (loss) on sales of investments                   (316)            --             (3)           (24)           (52)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       486             --           (575)            --             59
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          44             (1)          (624)           (24)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,148            116         19,714            100         19,254
Net transfers(1)                                                  4,268             17          3,754             --          2,129
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (53)          (115)           (76)           (76)          (121)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,363             18         23,392             24         21,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     38,407   $         17   $     22,768   $         --   $     21,262
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       36,873            124         25,427            101         25,769
Net transfers(1)                                                  4,482             18          5,000             --          2,756
Contract terminations:
    Surrender benefits and contract charges                        (977)          (124)          (101)          (101)          (162)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 40,378             18         30,326             --         28,363
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UAAD4(2)      WAAD5(5)       WAAD3(5)       WAAD8(5)       UAVA1(2)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (1)  $         (1)  $         (1)  $          5
Net realized gain (loss) on sales of investments                     (1)            (4)            (4)            (3)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (104)            --             --             --           (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (109)            (5)            (5)            (4)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,767            174            174            135            100
Net transfers(1)                                                    572             --             --             --          2,628
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)          (169)          (169)          (131)           (79)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,263              5              5              4          2,649
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,154   $         --   $         --   $         --   $      2,507
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       16,898            180            180            140            101
Net transfers(1)                                                    761             --             --             --          3,221
Contract terminations:
    Surrender benefits and contract charges                        (101)          (180)          (180)          (140)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 17,558             --             --             --          3,221
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                           103

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA2(2)       UAVA3(2)       UAVA4(2)       WAVA5(6)       WAVA3(6)
OPERATIONS
Investment income (loss) -- net                            $         11   $          1   $         --   $         --   $        (10)
Net realized gain (loss) on sales of investments                     (6)           (29)            (8)            (5)           (12)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,019)            (5)           (26)            --           (461)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,014)           (33)           (34)            (5)          (483)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,795            158            100             21          2,057
Net transfers(1)                                                 13,450             22            428             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (78)          (125)           (78)           (16)           (31)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,167             55            450              5          2,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,153   $         22   $        416   $         --   $      1,543
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,867            161            101             21          2,125
Net transfers(1)                                                 17,001             29            535             --             --
Contract terminations:
    Surrender benefits and contract charges                        (101)          (161)          (101)           (21)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,767             29            535             --          2,083
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA8(6)         UGIP1          UGIP2         UGIP3          UGIP4
OPERATIONS
Investment income (loss) -- net                            $         --   $     (4,315)  $    (28,345)  $    (18,374)  $    (53,153)
Net realized gain (loss) on sales of investments                     (6)       (66,726)      (132,036)      (113,008)      (167,787)
Distributions from capital gains                                     --         25,556        181,374         92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                        --       (176,991)    (1,496,513)      (724,984)    (2,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)      (222,476)    (1,475,520)      (763,536)    (1,989,578)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22        399,060      2,158,949        974,366      2,682,213
Net transfers(1)                                                     --        230,474      2,087,930        722,911      2,969,457
Annuity payments                                                     --             --             --           (728)            --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (28,751)      (115,136)       (87,965)      (150,734)
    Death benefits                                                   --             --        (20,119)       (39,241)       (15,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        6        600,783      4,111,624      1,569,343      5,485,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        617,944      3,468,811      2,074,879      4,531,354
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        640,320      3,600,756      2,151,801      4,721,969
Contract purchase payments                                           21        471,769      2,422,276      1,080,225      2,975,995
Net transfers(1)                                                     --        268,801      2,383,238        811,929      3,424,335
Contract terminations:
    Surrender benefits and contract charges                         (21)       (39,505)      (140,356)      (104,111)      (193,129)
    Death benefits                                                   --             --        (24,969)       (41,922)       (22,978)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,341,385      8,240,945      3,897,922     10,906,192
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                           104

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WGIP5(5)      WGIP3(5)       WGIP8(5)         UPRG1          UPRG2
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (3)  $         (3)  $     (4,614)  $    (24,228)
Net realized gain (loss) on sales of investments                      3            (69)            (4)       (33,298)      (186,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)      (138,350)      (681,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          36           (103)           (38)      (176,262)      (891,674)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,256            259            134        154,891        407,760
Net transfers(1)                                                     --          1,318          1,113            769        325,534
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (133)       (14,802)      (155,866)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,084          1,405          1,114        140,858        577,428
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        484,925      2,307,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        740,893      3,530,935
Contract purchase payments                                        2,403            180            140        299,322        725,277
Net transfers(1)                                                     --          1,366          1,129         (9,596)       492,299
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)       (27,970)      (289,643)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,223          1,366          1,129      1,002,649      4,458,868
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG3          UPRG4           EPP           SPGR2          SPGR1
OPERATIONS
Investment income (loss) -- net                            $    (14,032)  $    (50,132)  $    (22,130)  $    (15,414)  $    (58,017)
Net realized gain (loss) on sales of investments               (122,300)      (172,796)      (334,494)      (478,390)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (321,239)    (1,246,621)      (303,228)        23,970        (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (457,571)    (1,469,549)      (659,852)      (469,834)    (1,600,391)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      144,121        794,842         36,239         49,650             --
Net transfers(1)                                                 56,723        422,462        (44,232)      (439,141)      (889,872)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (63,099)      (104,788)      (111,298)      (133,285)      (462,816)
    Death benefits                                              (38,474)        (1,762)        (4,348)       (50,418)       (66,829)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   99,271      1,110,754       (123,639)      (573,194)    (1,419,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,267,770      3,781,643      2,021,153      1,556,971      5,227,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,944,137      5,808,378      2,573,940      2,397,428      7,466,298
Contract purchase payments                                      251,813      1,487,117         52,747         91,786             --
Net transfers(1)                                                 43,350        623,465       (127,654)      (965,790)    (1,842,077)
Contract terminations:
    Surrender benefits and contract charges                    (127,663)      (209,455)      (179,389)      (249,379)      (879,628)
    Death benefits                                              (69,589)        (3,966)        (8,111)      (112,373)      (113,788)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,042,048      7,705,539      2,311,533      1,161,672      4,630,805
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                           105

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UTEC1           UTEC2          UTEC3          UTEC4           ETC
OPERATIONS
Investment income (loss) -- net                            $     (1,312)  $     (6,209)  $     (3,760)  $    (12,249)  $    (13,523)
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (76,202)      (348,149)      (182,887)      (542,943)      (578,794)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         53,705         32,249        135,131         15,753
Net transfers(1)                                                  7,131         70,792        (38,352)         8,563       (260,288)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,605)       (35,032)        (2,906)       (24,918)       (83,605)
    Death benefits                                                   --             --        (11,812)        (7,035)       (15,945)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (474)        89,465        (20,821)       111,741       (344,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 186,397        708,874        404,351      1,139,766      1,554,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          363,975      1,386,796        792,626      2,236,653      1,958,182
Contract purchase payments                                           --        143,341         76,065        313,395         26,658
Net transfers(1)                                                 25,956         87,723       (151,444)       (30,703)      (432,969)
Contract terminations:
    Surrender benefits and contract charges                     (18,085)       (88,141)        (8,080)       (75,250)      (137,960)
    Death benefits                                                   --             --        (24,716)       (20,769)       (26,887)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                371,846      1,529,719        684,451      2,423,326      1,387,024
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC2          STEC1        UAGR1(2)       UAGR2(2)       UAGR3(2)
OPERATIONS
Investment income (loss) -- net                            $    (11,352)  $    (31,338)  $        (37)  $        (69)  $         (1)
Net realized gain (loss) on sales of investments               (754,625)    (1,580,064)           (68)             2             (1)
Distributions from capital gains                                     --             --              1              1              2
Net change in unrealized appreciation or
  depreciation of investments                                   384,129        481,361           (302)           504            (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (381,848)    (1,130,041)          (406)           438            (10)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      203,836        376,137          8,115         16,912            160
Net transfers(1)                                                 96,204       (558,076)           381         19,690          1,255
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (363,979)      (813,030)           (91)           (91)          (145)
    Death benefits                                              (46,731)       (62,344)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (110,670)    (1,057,313)         8,405         36,511          1,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,032,027      3,256,312             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,165,065      6,379,528             --             --             --
Contract purchase payments                                      722,640      1,301,538          8,477         18,787            160
Net transfers(1)                                                470,224     (1,315,541)           441         22,044          1,391
Contract terminations:
    Surrender benefits and contract charges                  (1,230,833)    (2,549,766)          (100)          (100)          (160)
    Death benefits                                             (151,315)      (160,589)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,975,781      3,655,170          8,818         40,731          1,391
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                           106

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAGR4(2)       UFCO1(2)       UFCO2(2)       UFCO3(2)        UFCO4(2)
OPERATIONS
Investment income (loss) -- net                            $       (287)  $       (301)  $     (1,150)  $       (169)  $       (494)
Net realized gain (loss) on sales of investments                     (9)          (478)            38             (1)            15
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (974)        (3,097)        (4,572)          (478)        (2,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,269)        (3,876)        (5,684)          (648)        (2,589)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       62,143        138,333        496,439         86,186        276,994
Net transfers(1)                                                  3,412         46,464        149,197         14,141         66,183
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (90)          (404)        (1,007)          (204)           (87)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   65,465        184,393        644,629        100,123        343,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       67,220        156,310        570,053         99,177        319,009
Net transfers(1)                                                  3,801         53,097        171,260         16,383         76,083
Contract terminations:
    Surrender benefits and contract charges                        (100)          (465)        (1,177)          (237)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 70,921        208,942        740,136        115,323        394,991
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFCO5(5)      WFCO3(5)       WFCO8(5)       UFGR1(2)        UFGR2(2)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (1)  $         (1)  $        (43)  $       (195)
Net realized gain (loss) on sales of investments                     --             --             (1)            (8)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --           (867)        (2,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          35             (1)            (2)          (918)        (3,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175            871            175         13,650         56,989
Net transfers(1)                                                  8,076            129             --            723         26,580
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (193)          (173)           (76)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,078            807              2         14,297         83,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,113   $        806           $ --   $     13,379   $     80,439
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          179            898            179         17,050         72,805
Net transfers(1)                                                  8,370            133             --            956         35,014
Contract terminations:
    Surrender benefits and contract charges                        (179)          (199)          (179)          (101)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,370            832             --         17,905        107,718
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                        107

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFGR3(2)      UFGR4(2)       WFGR5(6)       WFGR3(6)        WFGR8(6)
OPERATIONS
Investment income (loss) -- net                            $        (27)  $       (360)  $        (35)  $       (138)  $         --
Net realized gain (loss) on sales of investments                     (5)          (135)          (872)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (786)        (8,272)          (201)        (1,590)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (818)        (8,767)        (1,108)        (1,734)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,366         85,007         11,049          2,567             21
Net transfers(1)                                                  4,788          4,258             --         28,709             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (121)           (89)           (15)           (31)           (15)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,033         89,176         11,034         31,245              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,215   $     80,409   $      9,926   $     29,511   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       24,948        102,501         13,675          2,928             21
Net transfers(1)                                                  6,330          5,463             --         37,740             --
Contract terminations:
    Surrender benefits and contract charges                        (162)          (118)           (21)           (42)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 31,116        107,846         13,654         40,626             --
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(2)       UFMC2(2)        WMDC7          WMDC6         UFMC4(2)
OPERATIONS
Investment income (loss) -- net                            $       (177)  $     (1,321)  $     (4,304)  $     (8,323)  $     (1,160)
Net realized gain (loss) on sales of investments                    (50)          (915)        (1,425)       (12,347)          (646)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (103,118)      (146,333)        (1,195)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          53            469       (108,847)      (167,003)        (3,001)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,211        475,166        173,017        252,931        336,372
Net transfers(1)                                                 14,437        181,200        200,444        734,591         95,011
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,107)        (1,378)       (24,180)        (9,607)        (2,762)
    Death benefits                                                   --             --             --           (355)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,541        654,988        349,281        977,560        428,621
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        710,611        555,738             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        667,442        522,139             --
Contract purchase payments                                       77,992        558,560        164,673        249,600        395,083
Net transfers(1)                                                 17,098        215,714        198,570        684,000        113,150
Contract terminations:
    Surrender benefits and contract charges                      (1,306)        (1,641)       (25,386)        (9,852)        (5,701)
    Death benefits                                                   --             --             --           (410)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,784        772,633      1,005,299      1,445,477        502,532
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          108

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC4          WMDC3        WMDC8(6)         WMDC2
OPERATIONS
Investment income (loss) -- net                            $     (1,505)  $     (4,846)  $     (3,809)  $        (25)  $       (395)
Net realized gain (loss) on sales of investments                 (2,428)        (7,221)        (1,238)            --            191
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (66,766)       (42,874)            23         (4,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,642)       (78,833)       (47,921)            (2)        (4,486)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,393        129,892        195,524         24,451             --
Net transfers(1)                                                 87,964        259,246        229,923              7         35,810
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (509)       (19,846)       (13,468)           (19)           (38)
    Death benefits                                                   --             --         (3,394)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,848        369,292        408,585         24,439         35,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,826        390,280        165,341             --          8,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           93,943        367,294        155,709             --          7,839
Contract purchase payments                                       72,258        128,050        191,220         27,402             --
Net transfers(1)                                                 84,663        246,074        228,822              8         34,385
Contract terminations:
    Surrender benefits and contract charges                        (536)       (18,765)       (13,573)           (21)           (42)
    Death benefits                                                   --             --         (3,281)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                250,328        722,653        558,897         27,389         42,182
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFOV1(2)      UFOV2(2)       UFOV3(2)       UFOV4(2)       URES1(2)
OPERATIONS
Investment income (loss) -- net                            $        (40)  $        (35)  $        (33)  $        (11)  $        (26)
Net realized gain (loss) on sales of investments                     (4)            --            (12)            (9)           (51)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (528)           (75)          (761)          (266)           324
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (572)          (110)          (806)          (286)           247
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,237         12,653          9,787          1,732          9,885
Net transfers(1)                                                  2,766          2,687          2,125          1,315          3,090
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (75)           (75)          (120)           (75)           (94)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,928         15,265         11,792          2,972         12,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       19,463         16,676         11,933          1,925         10,933
Net transfers(1)                                                  3,676          3,554          2,833          1,748          3,215
Contract terminations:
    Surrender benefits and contract charges                        (100)          (100)          (160)          (100)          (100)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,039         20,130         14,606          3,573         14,048
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          109

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   URES2(2)        WRES7           WRES6        URES4(2)       ERE
OPERATIONS
Investment income (loss) -- net                            $        (56)  $      9,502   $     16,072   $        (13)  $      7,512
Net realized gain (loss) on sales of investments                      3           (943)         2,843              1           (131)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       547        (18,109)       (37,855)            80        (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         494         (9,550)       (18,940)            68        (11,010)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,434        241,375        271,565          2,005         71,924
Net transfers(1)                                                 22,757        262,230        527,788          5,204        285,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (94)       (57,635)       (18,789)           (94)       (34,903)
    Death benefits                                                   --         (1,436)            --             --        (17,724)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,097        444,534        780,564          7,115        305,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        170,012        694,955             --        433,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        119,378        488,420             --        325,305
Contract purchase payments                                       10,110        165,705        188,260          2,124         51,754
Net transfers(1)                                                 24,889        174,674        351,829          5,682        203,060
Contract terminations:
    Surrender benefits and contract charges                        (101)       (37,663)       (13,067)          (100)       (25,006)
    Death benefits                                                   --           (911)            --             --        (13,262)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,898        421,183      1,015,442          7,706        541,851
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WRES4           WRES3          SRES1         WRES2           USMC1
OPERATIONS
Investment income (loss) -- net                            $      9,032   $      5,749   $     20,352   $        (91)  $     (2,049)
Net realized gain (loss) on sales of investments                  3,069         (7,284)       (31,066)            17         (6,529)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (22,362)       (50,339)       (86,070)           404        (72,966)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (10,261)       (51,874)       (96,784)           330        (81,544)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       58,501        188,693         61,831          6,840        130,742
Net transfers(1)                                                352,745        810,870        806,851         51,758         68,506
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,684)       (68,414)      (350,888)           (50)        (3,488)
    Death benefits                                                   --         (1,465)       (20,578)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  393,562        929,684        497,216         58,548        195,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 468,633        291,241        958,744         13,879        235,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          372,972        231,909        684,807         11,085        311,929
Contract purchase payments                                       44,942        144,569         42,054          5,594        233,409
Net transfers(1)                                                269,537        602,432        495,914         41,226        116,838
Contract terminations:
    Surrender benefits and contract charges                     (13,730)       (52,037)      (242,227)           (41)        (5,934)
    Death benefits                                                   --         (1,164)       (14,036)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                673,721        925,709        966,512         57,864        656,242
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          110

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC2           WSMC7          PSMC1         USMC4           WSMC5
OPERATIONS
Investment income (loss) -- net                            $    (15,873)  $    (11,448)  $    (31,124)  $    (33,347)  $     (4,077)
Net realized gain (loss) on sales of investments                (58,673)       (96,689)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (571,645)      (352,145)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (646,191)      (460,282)    (1,148,228)    (1,346,837)      (144,118)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      686,045        215,530        709,490        698,860         49,329
Net transfers(1)                                                559,096         87,170        939,236       (104,697)        82,845
Annuity payments                                                     --             --         (1,452)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,452)       (80,697)       (85,480)      (169,659)        (2,096)
    Death benefits                                                   --             --        (36,964)            --         (7,858)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,180,689        222,003      1,524,830        424,504        122,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,630,211      1,325,806      2,884,175      3,513,959        366,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,164,774      2,416,038      2,844,121      4,682,976        723,446
Contract purchase payments                                    1,104,253        416,981        808,706      1,115,527        111,709
Net transfers(1)                                                909,365        157,503      1,079,907       (585,035)       159,005
Contract terminations:
    Surrender benefits and contract charges                    (104,433)      (177,226)      (117,740)      (304,605)        (5,560)
    Death benefits                                                   --             --        (40,808)            --        (21,401)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,073,959      2,813,296      4,574,186      4,908,863        967,199
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC4           WSMC3          WSMC8(6)        WSMC2         UVAS1(2)
OPERATIONS
Investment income (loss) -- net                            $    (19,835)  $    (13,384)  $         --   $     (2,068)  $        (24)
Net realized gain (loss) on sales of investments               (164,470)      (102,517)            (5)       (35,361)             6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)      (294,118)            --        (15,408)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,578)      (410,019)            (5)       (52,837)           184
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,567         77,433             21          1,870          4,194
Net transfers(1)                                                270,529         (9,929)            --         18,483         15,181
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (94,297)       (39,366)           (16)       (11,647)          (353)
    Death benefits                                                   --        (20,952)            --        (13,952)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  299,799          7,186              5         (5,246)        19,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,818,769      1,311,681             --        175,174             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,329,865      2,596,508             --        347,835             --
Contract purchase payments                                      235,703        174,097             21          6,868          5,279
Net transfers(1)                                                479,373        (63,324)            --         51,347         19,176
Contract terminations:
    Surrender benefits and contract charges                    (212,597)       (98,125)           (21)       (26,387)          (439)
    Death benefits                                                   --        (47,902)            --        (48,268)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,832,344      2,561,254             --        331,395         24,016
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          111

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(2)       WVAS7(3)         PVAS1         UVAS4(2)      WVAS5(6)
OPERATIONS
Investment income (loss) -- net                            $       (284)  $       (143)  $       (185)  $       (132)  $       (162)
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,133         (3,037)        (2,586)           154         (3,258)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,119         23,955         31,417         21,338         24,182
Net transfers(1)                                                 36,624         26,211         29,335         27,453         28,081
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (48)          (139)          (467)           (52)          (546)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,695         50,027         60,285         48,739         51,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          2,916             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          2,015             --             --
Contract purchase payments                                       80,922         32,408         23,767         26,232         23,922
Net transfers(1)                                                 46,554         26,893         21,317         35,133         31,891
Contract terminations:
    Surrender benefits and contract charges                         (60)          (177)          (313)           (66)          (632)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,416         59,124         46,786         61,299         55,181
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS4(3)      WVAS3(6)       WVAS8(6)       WVAS2(3)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (371)  $       (191)  $        (73)  $        (11)  $       (906)
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,807)           559        (13,236)            25        (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,700         17,156         43,545            171        528,402
Net transfers(1)                                                 62,776         35,781        (30,291)         3,172        242,675
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,831)           (36)           (18)          (135)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,645         52,901         13,236          3,208        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     75,838   $     53,460   $         --   $      3,233   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         61,488
Contract purchase payments                                       27,144         19,465         39,874            172        483,766
Net transfers(1)                                                 72,835         41,508        (39,853)         4,082        232,460
Contract terminations:
    Surrender benefits and contract charges                      (4,303)           (42)           (21)          (172)       (24,863)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 95,676         60,931             --          4,082        752,851
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          112

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2           WMSS7          PMSS1         UMSS4           EMU
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (2,438)  $     (5,445)  $    (17,851)  $     (3,952)
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,250)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)      (127,532)      (246,641)      (693,080)      (152,631)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,069        139,820      1,199,517      2,756,558        220,117
Net transfers(1)                                              2,277,486        308,022      1,338,860      2,783,378        367,398
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (18,121)       (31,289)       (78,543)       (69,009)
    Death benefits                                              (19,498)        (1,230)       (20,934)        (5,777)        (3,193)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840        428,491      2,486,154      5,455,616        515,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        648,734        307,457      1,584,855        673,880
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        520,959        251,581      1,373,613        546,335
Contract purchase payments                                    2,428,846        112,367      1,017,354      2,482,792        188,072
Net transfers(1)                                              2,077,583        258,926      1,171,066      2,550,072        292,629
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (15,895)       (29,926)       (74,095)       (57,595)
    Death benefits                                              (18,568)        (1,027)       (16,993)        (5,803)        (3,048)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829        875,330      2,393,082      6,326,579        966,393
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          UINT1
OPERATIONS
Investment income (loss) -- net                            $     (5,894)  $     (4,192)  $     (2,214)  $       (727)  $      1,265
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (154,077)      (140,064)      (258,526)       (11,140)       (66,319)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      197,266        316,012        181,458          1,322        139,939
Net transfers(1)                                                383,581        582,270        511,276         87,148         13,138
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,314)       (50,699)      (239,302)          (242)       (11,301)
    Death benefits                                               (6,081)        (4,030)       (37,229)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  531,452        843,553        416,203         88,228        141,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 811,937        380,068        593,143         47,990        274,624
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          691,209        324,208        472,993         41,027        324,353
Contract purchase payments                                      177,064        281,064        150,076          1,447        186,207
Net transfers(1)                                                342,848        508,909        302,264         80,980         16,396
Contract terminations:
    Surrender benefits and contract charges                     (40,191)       (47,411)      (202,035)          (227)       (14,160)
    Death benefits                                               (5,990)        (3,931)       (32,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,164,940      1,062,839        690,469        123,227        512,796
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          113

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UINT2           UINT3         UINT4         WINT5(6)        WINT3(6)
OPERATIONS
Investment income (loss) -- net                            $      6,586   $      2,196   $     10,097   $      3,528   $        (27)
Net realized gain (loss) on sales of investments                (44,377)        (8,311)      (149,746)       (59,609)        31,613
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (291,618)      (126,337)      (408,581)       (86,498)        31,627
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      449,788        176,711        798,508          7,718         39,057
Net transfers(1)                                                533,775        121,591          5,636        372,022         (6,481)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (39,939)       (17,796)      (117,449)       (52,974)          (193)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  943,624        280,506        686,695        326,766         32,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 749,772        433,473      1,327,193             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          887,194        514,024      1,576,124             --             --
Contract purchase payments                                      554,162        220,423        961,450          7,301         44,496
Net transfers(1)                                                668,731        158,302        (12,961)       338,342         32,186
Contract terminations:
    Surrender benefits and contract charges                     (51,528)       (26,375)      (151,774)       (59,162)          (203)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,058,559        866,374      2,372,839        286,481         76,479
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WINT8(6)        UGRS1          UGRS2         UGRS3           UGRS4
OPERATIONS
Investment income (loss) -- net                            $      9,485   $     (2,115)  $    (18,858)  $     (5,457)  $    (19,378)
Net realized gain (loss) on sales of investments               (124,459)        (5,687)       (56,490)       (11,201)       (58,795)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (62,137)      (528,545)      (134,536)      (425,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (166,111)       (69,939)      (603,893)      (151,194)      (503,813)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,250         14,601        416,549         67,992        361,891
Net transfers(1)                                                592,920         45,745        221,564         82,861        251,962
Annuity payments                                                     --             --             --           (386)            --
Contract terminations:
    Surrender benefits and contract charges                    (125,213)        (7,433)       (65,861)       (27,228)       (31,165)
    Death benefits                                              (32,755)            --             --             --        (14,442)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  442,202         52,913        572,252        123,239        568,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        229,711      1,610,448        468,790      1,351,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        325,776      2,287,766        662,411      1,927,955
Contract purchase payments                                        8,093         24,066        647,842        108,995        592,417
Net transfers(1)                                                494,622         84,547        314,047        151,596        396,263
Contract terminations:
    Surrender benefits and contract charges                    (138,995)       (12,921)      (112,612)       (48,067)       (54,966)
    Death benefits                                              (33,563)            --             --             --        (29,572)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                330,157        421,468      3,137,043        874,935      2,832,097
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          114

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDS1          UNDS2          PSND1          UNDS4         WSND5(6)
OPERATIONS
Investment income (loss) -- net                            $       (985)  $     (3,764)  $     (3,170)  $     (7,101)  $        (46)
Net realized gain (loss) on sales of investments                 (3,088)       (17,139)       (14,770)       (44,182)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,952)      (118,154)       (88,069)      (173,855)        (1,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,025)      (139,057)      (106,009)      (225,138)        (1,274)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,516        138,363         86,103        279,223         16,118
Net transfers(1)                                                 21,897         74,889         42,155         69,711             --
Annuity payments                                                     --             --           (429)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,415)       (11,035)        (5,357)       (24,876)           (16)
    Death benefits                                                   --             --        (14,548)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   35,998        202,217        107,924        324,058         16,102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 108,643        299,578        258,449        428,041             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,771        316,914        293,016        454,426             --
Contract purchase payments                                       30,429        180,119        119,137        335,279         20,228
Net transfers(1)                                                 29,525         87,603         55,066         78,681             --
Contract terminations:
    Surrender benefits and contract charges                      (9,496)       (15,737)        (7,726)       (36,574)           (21)
    Death benefits                                                   --             --        (18,183)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                165,229        568,899        441,310        831,812         20,207
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSND3(6)      WSND8(6)         UTRS1          UTRS2           PSTR1
OPERATIONS
Investment income (loss) -- net                            $        (26)  $         --   $      4,696   $     21,285   $      5,329
Net realized gain (loss) on sales of investments                     13             (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                       (17)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (30)            (6)       (61,227)      (471,147)      (246,436)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,349             21        264,869      2,783,504      1,416,055
Net transfers(1)                                                    528             --        663,963      2,068,268      1,186,243
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (31)           (15)       (43,249)      (237,649)      (143,608)
    Death benefits                                                   --             --        (59,370)            --       (292,816)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,846              6        826,213      4,614,123      2,165,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        875,489      3,794,238      1,953,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        792,426      3,439,804      1,861,342
Contract purchase payments                                        8,633             21        256,297      2,564,696      1,362,473
Net transfers(1)                                                    705             --        631,613      1,905,869      1,170,795
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)       (42,205)      (223,735)      (146,056)
    Death benefits                                                   --             --        (53,466)            --       (299,941)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,296             --      1,584,665      7,686,634      3,948,613
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          115

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS4        WSTR5(6)       WSTR3(6)       WSTR8(6)       USUT1(2)
OPERATIONS
Investment income (loss) -- net                            $      7,368   $         (6)  $       (104)  $        (18)  $         --
Net realized gain (loss) on sales of investments                (65,218)            --             --              1              1
Distributions from capital gains                                 78,991             --              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            20             94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (518,089)           (14)           (83)            77              8
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,039,699         10,151          2,772          5,074             60
Net transfers(1)                                              2,676,393             --         21,059             --            313
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (166,346)           (20)           (39)           (19)           (52)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,549,746         10,131         23,792          5,055            321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,838,689             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,493,459             --             --             --             --
Contract purchase payments                                    2,824,389         10,933          2,881          5,564             60
Net transfers(1)                                              2,486,331             --         22,749             --            376
Contract terminations:
    Surrender benefits and contract charges                    (157,956)           (21)           (42)           (21)           (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,646,223         10,912         25,588          5,543            376
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(2)        PSUT1         USUT4(2)       WSUT5(6)       WSUT3(6)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $      1,098   $         (9)  $        (35)  $        (14)
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)           152
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         323        (26,917)           200           (317)           139
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           60          3,006             61          5,032          8,316
Net transfers(1)                                                 19,467         49,370          4,431             33             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)          (788)           (52)           (18)           (36)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,475         51,588          4,440          5,047          8,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         94,753             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        126,281             --             --             --
Contract purchase payments                                           60          4,710             60          5,538          9,943
Net transfers(1)                                                 22,636         79,495          5,315             40             --
Contract terminations:
    Surrender benefits and contract charges                         (60)        (1,401)           (60)           (21)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,636        209,085          5,315          5,557          9,901
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          116

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT8(6)       UOCA1(2)       UOCA2(2)       UOCA3(2)       UOCA4(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (9)  $       (323)  $       (123)  $       (393)
Net realized gain (loss) on sales of investments                     (4)            (2)            44           (198)            14
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (143)         1,936         (1,234)         1,569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)          (154)         1,657         (1,555)         1,190
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22          3,109         84,838         20,481         55,893
Net transfers(1)                                                     --          4,058         25,781         11,584         70,604
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (79)        (1,610)          (126)          (315)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4          7,088        109,009         31,939        126,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      6,934   $    110,666   $     30,384   $    127,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21          3,965        110,706         24,700         72,682
Net transfers(1)                                                     --          4,976         32,503         14,264         90,528
Contract terminations:
    Surrender benefits and contract charges                         (21)          (101)        (2,008)          (162)          (395)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          8,840        141,201         38,802        162,815
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOCA5(5)       WOCA3(5)       WOCA8(5)       UOGS1(2)       UOGS2(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (17)  $         (1)  $        (29)  $       (155)
Net realized gain (loss) on sales of investments                      1              5              2             (1)          (167)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92             --           (532)        (4,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1             80              1           (562)        (4,360)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          172          4,110            134         19,213         63,562
Net transfers(1)                                                     43             --             --            444         35,462
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (174)          (174)          (135)           (46)           (46)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       41          3,936             (1)        19,611         98,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         42   $      4,016   $         --   $     19,049   $     94,618
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          181          4,338            141         24,307         78,142
Net transfers(1)                                                     43             --             --            570         45,232
Contract terminations:
    Surrender benefits and contract charges                        (181)          (181)          (141)           (61)           (61)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     43          4,157             --         24,816        123,313
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          117

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(3)       WOGS6(3)       UOGS4(2)       WOGS5(3)       WOGS4(3)
OPERATIONS
Investment income (loss) -- net                            $        (90)  $       (473)  $       (129)  $        (28)  $         (9)
Net realized gain (loss) on sales of investments                    (54)          (340)          (495)          (174)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)       (13,091)        (2,130)          (106)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,072)       (13,904)        (2,754)          (308)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171          4,371         38,587            214            173
Net transfers(1)                                                 13,404        158,939          7,200          9,573          5,037
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (132)        (2,588)           (66)          (164)          (133)
    Death benefits                                                   --           (173)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,443        160,549         45,721          9,623          5,077
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,371   $    146,645   $     42,967   $      9,315   $      4,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          171          5,605         47,014            214            173
Net transfers(1)                                                 13,410        187,541          9,169         12,062          6,392
Contract terminations:
    Surrender benefits and contract charges                        (171)        (3,207)           (85)          (214)          (173)
    Death benefits                                                   --           (237)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,410        189,702         56,098         12,062          6,392
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOGS3(3)      WOGS8(5)       WOGS2(3)       UOHI1(2)       UOHI2(2)
OPERATIONS
Investment income (loss) -- net                            $       (392)  $         (5)  $         (2)  $        (53)  $       (232)
Net realized gain (loss) on sales of investments                    (41)            (2)           (39)           (86)          (165)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,147)          (114)            --            388          2,265
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,580)          (121)           (41)           249          1,868
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,964          8,204            172         10,538        108,120
Net transfers(1)                                                 57,230             --             --          6,947         21,049
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (166)          (129)          (131)           (96)          (277)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,028          8,075             41         17,389        128,892
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,448   $      7,954   $         --   $     17,638   $    130,760
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       14,443          8,737            171         11,091        113,966
Net transfers(1)                                                 64,102             --             --          7,373         22,541
Contract terminations:
    Surrender benefits and contract charges                        (216)          (140)          (171)          (100)          (288)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 78,329          8,597             --         18,364        136,219
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          118

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI3(2)       UOHI4(2)       UOSM1(2)       UOSM2(2)       UOSM3(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (132)  $        (60)  $       (254)  $       (122)
Net realized gain (loss) on sales of investments                     --             27            (85)          (108)           (21)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5          1,043         (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4            938         (1,614)        (1,733)        (1,554)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,999         63,929         27,585        103,407         48,156
Net transfers(1)                                                    355          7,932            407         57,082          5,193
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (153)          (103)           (80)          (503)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,201         71,758         27,912        159,986         53,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        4,163         67,450         32,457        129,268         58,773
Net transfers(1)                                                    381          8,506            742         70,650          6,446
Contract terminations:
    Surrender benefits and contract charges                        (160)          (108)          (101)          (619)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,384         75,848         33,098        199,299         65,056
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(2)       WOSM5(4)       WOSM3(4)       WOSM8(4)       USTB1(2)
OPERATIONS
Investment income (loss) -- net                            $       (184)  $         (7)  $        (11)  $         (7)  $        (52)
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,186)           (53)          (148)          (192)           999
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,010          3,149          3,659         12,105         27,936
Net transfers(1)                                                 23,938            340            915              5         11,778
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)            --             --             --         (1,402)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,859          3,489          4,574         12,110         38,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       56,681          3,257          3,710         12,524         27,663
Net transfers(1)                                                 30,075            352            933              5         11,659
Contract terminations:
    Surrender benefits and contract charges                        (113)            --             --             --         (1,375)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 86,643          3,609          4,643         12,529         37,947
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          119

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(2)       WSTB7(3)       WSTB6(3)       USTB4(2)       WSTB5(3)
OPERATIONS
Investment income (loss) -- net                            $       (438)  $       (420)  $     (1,215)  $       (582)  $        (15)
Net realized gain (loss) on sales of investments                     15           (106)           (37)           189             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          4,203          9,431          6,034            228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,772          3,677          8,179          5,641            213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,871         98,288        123,071        135,873          7,295
Net transfers(1)                                                 99,196         12,245         89,747         12,140          3,095
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (229)          (176)        (2,200)          (958)          (220)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,838        110,357        210,618        147,055         10,170
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       62,246         98,452        124,232        136,548          7,224
Net transfers(1)                                                 98,895         12,245         90,111         12,118          3,066
Contract terminations:
    Surrender benefits and contract charges                        (225)          (171)        (2,206)          (958)          (214)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                160,916        110,526        212,137        147,708         10,076
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB4(3)       WSTB3(3)       WSTB8(5)       WSTB2(3)         UGIN1
OPERATIONS
Investment income (loss) -- net                            $       (462)  $       (477)  $         (1)  $         (2)  $      1,931
Net realized gain (loss) on sales of investments                     29             32              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     4,144          3,811             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,711          3,366              4              4        (44,359)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,264          1,981            141            171         35,088
Net transfers(1)                                                 65,109         71,568             --             --         72,382
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (975)        (1,334)          (145)          (175)       (10,829)
    Death benefits                                                   --             --             --             --        (36,033)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,398         72,215             (4)            (4)        60,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        284,555
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,109   $     75,581   $         --   $         --   $    300,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        287,498
Contract purchase payments                                       17,691          1,988            140            171         44,905
Net transfers(1)                                                 65,912         72,749             --             --         95,980
Contract terminations:
    Surrender benefits and contract charges                        (972)        (1,335)          (140)          (171)       (12,275)
    Death benefits                                                   --             --             --             --        (37,289)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 82,631         73,402             --             --        378,819
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          120

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIN2          PGIN1          UGIN4           EPG          WGIN3(6)
OPERATIONS
Investment income (loss) -- net                            $      4,391   $      1,557   $        (90)  $     12,322   $        (62)
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            93
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)         1,287
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (351,279)      (275,068)      (341,887)    (1,453,960)         1,318
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      476,645        259,527        486,540        191,471         15,083
Net transfers(1)                                                362,060        365,466        285,153       (152,377)         1,536
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,035)       (58,797)       (42,460)      (517,009)           (34)
    Death benefits                                                   --         (1,867)            --        (66,793)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  774,670        564,329        729,233       (544,708)        16,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,152,706        918,483      1,091,044      7,289,538             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,166,067        963,282      1,108,568      6,280,095             --
Contract purchase payments                                      518,427        276,221        521,827        176,604         20,125
Net transfers(1)                                                377,691        416,472        300,598       (179,283)         1,888
Contract terminations:
    Surrender benefits and contract charges                     (71,596)       (71,011)       (51,626)      (504,699)           (42)
    Death benefits                                                   --         (1,940)            --        (66,372)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,990,589      1,583,024      1,879,367      5,706,345         21,971
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIN8(6)       UIGR1(2)       UIGR2(2)        WIGR7          PIGR1
OPERATIONS
Investment income (loss) -- net                            $         --   $        (58)  $       (666)  $     (8,360)  $    (16,600)
Net realized gain (loss) on sales of investments                     (5)          (168)          (500)      (145,045)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (727)           858       (341,764)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)          (953)          (308)      (495,169)      (832,845)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22         27,086        278,624        161,679        493,290
Net transfers(1)                                                     --            156         69,887         (3,612)      (151,461)
Annuity payments                                                     --             --             --             --         (1,800)
Contract terminations:
    Surrender benefits and contract charges                         (17)           (47)        (1,503)       (81,384)      (102,187)
    Death benefits                                                   --             --             --        (16,779)       (12,196)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5         27,195        347,008         59,904        225,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      2,549,943      4,269,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     26,242   $    346,700   $  2,114,678   $  3,662,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      3,906,060      4,730,889
Contract purchase payments                                           21         32,921        350,351        262,759        612,600
Net transfers(1)                                                     --            105         87,378        (18,571)      (200,488)
Contract terminations:
    Surrender benefits and contract charges                         (21)           (60)        (1,919)      (141,736)      (132,342)
    Death benefits                                                   --             --             --        (26,458)       (16,573)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         32,966        435,810      3,982,054      4,994,086
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          121

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR4(2)         EPL           WIGR4          WIGR3         WIGR8(6)
OPERATIONS
Investment income (loss) -- net                            $       (983)  $     (7,996)  $    (18,058)  $    (13,170)  $         (9)
Net realized gain (loss) on sales of investments                   (830)      (206,293)      (280,988)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,737       (102,127)      (364,995)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (76)      (316,416)      (664,041)      (340,112)          (160)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      364,747        147,834         73,080        112,628          5,870
Net transfers(1)                                                 67,101         62,726       (161,345)      (346,906)            17
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (72)      (107,087)      (189,005)      (111,868)           (18)
    Death benefits                                                   --        (37,057)        (8,466)       (49,021)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  431,776         66,416       (285,736)      (395,167)         5,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,651,442      3,578,970      2,370,620             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,775,441      6,093,986      4,039,987             --
Contract purchase payments                                      458,849        177,170        129,691        221,302          6,746
Net transfers(1)                                                 84,788         73,923       (337,759)      (519,154)            20
Contract terminations:
    Surrender benefits and contract charges                         (92)      (125,002)      (352,624)      (214,292)           (21)
    Death benefits                                                   --        (45,623)       (16,038)       (91,293)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                543,545      1,855,909      5,517,256      3,436,550          6,745
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR2        UPRE1(2)       UPRE2(2)       UPRE3(2)       UPRE4(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,212)  $         (1)  $        (86)  $         (2)  $        (17)
Net realized gain (loss) on sales of investments                (58,061)            (2)           (11)           (44)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)        (1,902)            --            150
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,517)           (13)        (1,999)           (46)           136
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --            100         43,626            240            208
Net transfers(1)                                                 12,227            430          5,055             --          5,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,251)           (81)          (266)          (194)           (81)
    Death benefits                                              (18,305)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (25,329)           449         48,415             46          5,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,111             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,265   $        436   $     46,416   $         --   $      5,377
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          729,923             --             --             --             --
Contract purchase payments                                           --            101         51,653            242            235
Net transfers(1)                                                 14,455            540          6,166             --          6,536
Contract terminations:
    Surrender benefits and contract charges                     (36,485)          (101)          (328)          (242)          (101)
    Death benefits                                              (42,386)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                665,507            540         57,491             --          6,670
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          122

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
OPERATIONS
Investment income (loss) -- net                            $     (1,126)  $    (13,419)  $    (22,238)  $     (6,451)  $    (30,827)
Net realized gain (loss) on sales of investments                (38,629)      (130,306)      (389,585)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,919)      (342,955)      (323,984)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (52,674)      (486,680)      (735,807)      (203,590)      (776,506)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,537        106,129         77,736         13,955        200,723
Net transfers(1)                                                (33,884)        58,215        (18,381)        24,245     (2,245,234)
Annuity payments                                                     --             --             --           (172)            --
Contract terminations:
    Surrender benefits and contract charges                      (7,353)       (55,142)      (121,643)       (18,965)       (43,308)
    Death benefits                                                   --             --         (8,990)       (11,459)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (39,700)       109,202        (71,278)         7,604     (2,087,819)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 160,093      1,403,394      2,309,350        618,023      4,259,889
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          264,816      2,325,424      4,717,027      1,023,651      7,085,506
Contract purchase payments                                        3,652        197,245        166,702         26,859        402,751
Net transfers(1)                                                (89,520)        69,276        (84,110)        24,616     (4,006,126)
Contract terminations:
    Surrender benefits and contract charges                     (15,938)      (115,554)      (303,726)       (34,773)       (91,425)
    Death benefits                                                   --             --        (20,380)       (20,204)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                163,010      2,476,391      4,475,513      1,020,149      3,390,706
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          123

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPT          WVIS4          WVIS3         WVIS8(6)        WVIS2
OPERATIONS
Investment income (loss) -- net                            $     (8,680)  $    (33,462)  $    (25,975)  $         --   $     (4,230)
Net realized gain (loss) on sales of investments                (85,018)      (486,117)      (429,366)            (5)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,219)      (416,123)      (254,919)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (240,917)      (935,702)      (710,260)            (5)      (105,797)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,041         96,346         82,990             21             --
Net transfers(1)                                                 69,514       (212,598)      (115,708)            --         19,249
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,588)      (130,496)      (155,766)           (16)       (22,916)
    Death benefits                                               (6,172)        (4,868)       (23,211)            --        (12,144)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,795       (251,616)      (211,695)             5        (15,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 716,724      2,952,490      2,228,274             --        320,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          781,502      6,122,171      4,623,626             --        668,133
Contract purchase payments                                       66,697        224,491        213,200             21             --
Net transfers(1)                                                 91,652       (655,097)      (413,467)            --         43,518
Contract terminations:
    Surrender benefits and contract charges                     (42,417)      (323,622)      (396,366)           (21)       (62,850)
    Death benefits                                               (9,205)       (16,125)       (60,653)            --        (41,062)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                888,229      5,351,818      3,966,340             --        607,739
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          124

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $      6,363   $     23,105   $     13,308   $     33,757   $    220,673
Net realized gain (loss) on sale of investments                       2             (5)            (1)             2         (1,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)           (73)           (59)          (106)           605
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,348         23,027         13,248         33,653        220,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,505        414,634        538,610        858,103      2,036,753
Net transfers(1)                                                451,974      2,441,327      1,985,789      2,622,121      5,157,424
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,590)       (22,079)       (94,490)    (2,250,927)
    Death benefits                                                   --             --        (92,794)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,478      2,834,371      2,409,526      3,385,734      4,943,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  54,952             --            366        635,049      5,461,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    585,778   $  2,857,398   $  2,423,140   $  4,054,436   $ 10,625,240
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           53,407             --            350        618,285      4,421,199
Contract purchase payments                                       68,993        416,079        503,480        820,668      1,634,378
Net transfers(1)                                                431,923      2,433,405      1,854,182      2,508,422      4,127,361
Contract terminations:
   Surrender benefits and contract charges                           (1)       (21,393)       (20,569)       (89,957)    (1,774,260)
   Death benefits                                                    --             --        (87,359)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                554,322      2,828,091      2,250,084      3,857,418      8,408,678
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCMG2         SCMG1          PBND1           ESI           SBND2
OPERATIONS
Investment income (loss) -- net                            $     80,224   $    296,353   $      4,669   $    682,185   $     10,784
Net realized gain (loss) on sale of investments                      53             49            269       (129,959)           666
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)          (576)           398        249,511         (2,242)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      80,100        295,826          5,336        801,737          9,208
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,074,012      2,282,409             --        392,694         38,469
Net transfers(1)                                             (1,001,893)       449,362         21,723        135,621        245,358
Annuity payments                                                 (4,987)            --             --         (1,075)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,435)    (2,502,884)        (1,903)    (1,253,230)       (11,871)
    Death benefits                                             (173,380)      (396,463)            --       (110,742)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,483,317       (167,576)        19,820       (836,732)       271,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,679,660     11,833,617         85,549     13,157,333         65,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,243,077   $ 11,961,867   $    110,705   $ 13,122,338   $    346,782
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,612,928     11,510,757         81,583      9,498,099         63,589
Contract purchase payments                                    2,973,969      2,233,625             --        276,188         35,644
Net transfers(1)                                               (971,035)       460,986         19,467         98,081        228,539
Contract terminations:
    Surrender benefits and contract charges                    (467,761)    (2,394,165)        (1,756)      (872,057)       (10,903)
    Death benefits                                             (168,601)      (412,026)            --        (77,062)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,979,500     11,399,177         99,294      8,923,249        316,869
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          125

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SBND1         WDEI7          PDEI1          WDEI5          WDEI4
OPERATIONS
Investment income (loss) -- net                            $     92,648   $        (31)  $       (487)  $        (41)  $       (234)
Net realized gain (loss) on sales of investments                  2,125         (1,541)        30,923           (184)          (677)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,724)         8,652            870          1,747          3,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,049          7,080         31,306          1,522          2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,721         65,624        139,247         30,207        176,364
Net transfers(1)                                                751,120        289,085        407,388         85,446        249,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,267)          (686)      (477,380)          (316)        (1,113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,574        354,023         69,255        115,337        424,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 710,040        106,006        243,860          7,939         67,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,490,663   $    467,109   $    344,421   $    124,798   $    495,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          687,876         97,971        244,084          7,350         62,827
Contract purchase payments                                       42,929         60,118        142,415         28,086        162,710
Net transfers(1)                                                723,511        270,318        406,604         79,571        230,850
Contract terminations:
    Surrender benefits and contract charges                     (91,379)          (626)      (451,275)          (296)        (1,042)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,362,937        427,781        341,828        114,711        455,345
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI3         SDEI1          WDEI2           EVG           SGRO2
OPERATIONS
Investment income (loss) -- net                            $       (274)  $       (659)  $        (59)  $     (3,076)  $     (1,035)
Net realized gain (loss) on sales of investments                 (1,815)       (49,930)            27       (103,765)       (26,333)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,989)         4,363          1,811        (24,198)         4,020
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,078)       (46,226)         1,779       (131,039)       (23,348)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,764             --         22,454         23,925          1,212
Net transfers(1)                                                189,921        413,382         10,324         80,977        (91,217)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (86,621)       (18,000)          (770)        (6,803)           (11)
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  177,064        386,649         32,008         98,099        (90,016)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,298         55,691          3,168        147,547        155,070
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    242,284   $    396,114   $     36,955   $    114,607   $     41,706
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,033         51,889          2,939        200,212        210,583
Contract purchase payments                                       68,149             --         22,614         35,989          2,588
Net transfers(1)                                                167,393        340,376          9,288          4,503       (129,863)
Contract terminations:
    Surrender benefits and contract charges                     (78,491)       (16,402)          (719)       (12,293)           (22)
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                223,084        367,200         34,122        228,411         83,286
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          126

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SGRO1          UNDM1          UNDM2         WNDM7          PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (5,368)  $        (39)  $        (85)  $    (10,079)  $    (26,453)
Net realized gain (loss) on sales of investments                (58,019)           (39)           (58)       (66,094)      (102,902)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,898)          (193)         1,623       (125,799)      (331,473)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (140,285)          (271)         1,480       (201,972)      (460,828)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,107          9,189            713        267,932        607,529
Net transfers(1)                                                 19,831          6,296         59,116        232,888      1,266,355
Annuity payments                                                     --             --             --             --         (7,793)
Contract terminations:
    Surrender benefits and contract charges                     (24,980)            (1)            --       (140,835)      (459,875)
    Death benefits                                                   --             --             --         (8,943)        (9,657)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,042)        15,484         59,829        351,042      1,396,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,112             --             --        895,717      2,069,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    285,785   $     15,213   $     61,309   $  1,044,787   $  3,005,185
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,033             --             --      1,037,539      1,936,840
Contract purchase payments                                        5,105         11,414            899        350,609        687,507
Net transfers(1)                                                 27,569          8,673         80,015        296,238      1,355,496
Contract terminations:
    Surrender benefits and contract charges                     (41,107)            (1)            --       (201,169)      (490,439)
    Death benefits                                                   --             --             --        (11,894)       (11,149)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                545,600         20,086         80,914      1,471,323      3,478,255
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM4           EGD           WNDM4          WNDM3          SNDM1
OPERATIONS
Investment income (loss) -- net                            $       (967)  $    (60,329)  $    (12,491)  $    (24,796)  $    (25,952)
Net realized gain (loss) on sales of investments                 (1,441)      (126,943)       (42,359)       (52,009)      (127,964)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,092)      (844,510)      (132,233)      (288,903)      (245,647)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,500)    (1,031,782)      (187,083)      (365,708)      (399,563)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,573        412,497        374,912        140,640        182,483
Net transfers(1)                                                 87,563        641,651        369,373        669,355        220,415
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,880)      (362,349)       (20,973)       (59,517)       (88,535)
    Death benefits                                                   --        (25,717)            --         (8,722)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  127,256        666,082        723,312        741,756        314,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  29,559      5,736,038        747,769      1,834,324      2,224,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    145,315   $  5,370,338   $  1,283,998   $  2,210,372   $  2,139,128
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           32,247      3,716,997        867,899      2,129,881      2,468,296
Contract purchase payments                                       49,438        308,358        490,805        178,323        224,502
Net transfers(1)                                                111,546        509,304        486,770        914,269        323,253
Contract terminations:
    Surrender benefits and contract charges                        (103)      (277,964)       (30,000)       (81,940)      (120,045)
    Death benefits                                                   --        (19,996)            --        (12,561)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                193,128      4,236,699      1,815,474      3,127,972      2,896,006
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          127

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WNDM2          USPF1          USPF2          USPF3          USPF4
OPERATIONS
Investment income (loss) -- net                            $     (6,364)  $         58   $        270   $       (658)  $     (1,308)
Net realized gain (loss) on sales of investments                 (3,487)        (5,643)        (2,131)        (5,048)        (6,103)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (79,605)           340         22,236         (7,750)         6,924
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (89,456)        (5,245)        20,375        (13,456)          (487)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       70,399         10,507        713,311        250,773        475,622
Net transfers(1)                                                104,692         80,044        516,221        391,348        827,156
Annuity payments                                                     --             --             --           (617)            --
Contract terminations:
    Surrender benefits and contract charges                      (7,533)        (2,364)        (1,031)        (1,909)        (5,239)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  167,558         88,187      1,228,501        639,595      1,297,539
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 415,735          6,694          2,213         31,069        101,329
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    493,837   $     89,636   $  1,251,089   $    657,208   $  1,398,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          483,327          7,249          2,398         33,691        109,935
Contract purchase payments                                       98,231         12,134        911,484        305,222        617,740
Net transfers(1)                                                128,490         95,975        655,013        488,451      1,034,977
Contract terminations:
    Surrender benefits and contract charges                      (9,290)        (3,442)        (1,458)       (10,474)        (6,253)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                700,758        111,916      1,567,437        816,890      1,756,399
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
OPERATIONS
Investment income (loss) -- net                            $        515   $     29,600   $     18,856   $     10,110   $     18,650
Net realized gain (loss) on sales of investments                    217            189          1,685            177            286
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (36)        (3,138)         2,655           (258)          (258)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         696         26,651         23,196         10,029         18,678
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,698      2,012,813        418,835        562,396        763,512
Net transfers(1)                                                 16,452        721,934        368,668        304,914        680,896
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (33,345)       (43,159)        (2,355)       (29,266)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,149      2,701,402        744,344        864,955      1,415,142
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         25,713        133,563         15,626         35,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     32,845   $  2,753,766   $    901,103   $    890,610   $  1,469,443
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         24,512        125,358         14,725         33,594
Contract purchase payments                                       14,456      1,843,436        383,969        508,795        693,532
Net transfers(1)                                                 15,082        657,659        334,197        277,596        619,878
Contract terminations:
    Surrender benefits and contract charges                          (1)       (30,290)       (38,751)        (2,124)       (26,462)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,537      2,495,317        804,773        798,992      1,320,542
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          128

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WFDI5          WFDI4          WFDI3          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $      2,151   $     29,786   $     32,164   $      7,462   $     15,261
Net realized gain (loss) on sales of investments                     59          2,971          9,887          1,120            803
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (39)         5,514            (32)          (668)         5,156
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,171         38,271         42,019          7,914         21,220
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,403        351,063        663,020         70,261         86,332
Net transfers(1)                                                    184        913,344        803,444        389,493        215,719
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (346)       (21,361)       (24,657)       (23,014)       (19,988)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   86,241      1,243,046      1,441,807        436,740        282,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  41,492        345,285        285,958         25,835        347,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    129,904   $  1,626,602   $  1,769,784   $    470,489   $    651,237
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           39,245        327,830        272,285         24,341        330,870
Contract purchase payments                                       78,011        324,316        616,012         64,667         78,875
Net transfers(1)                                                    229        840,710        742,853        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                        (312)       (19,604)       (22,625)       (20,809)       (18,175)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                117,173      1,473,252      1,608,525        423,532        591,918
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP1          UGIP2          UGIP3          UGIP4          UPRG1
OPERATIONS
Investment income (loss) -- net                            $     (1,420)  $     (8,974)  $     (7,370)  $    (17,462)  $     (2,639)
Net realized gain (loss) on sales of investments                 (4,711)        (3,706)         4,400          1,181        (10,945)
Distributions from capital gains                                 11,803         31,868         30,507         63,243         12,516
Net change in unrealized appreciation or
  depreciation of investments                                   (19,696)        (3,692)       (45,536)       (80,924)       (30,139)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (14,024)        15,496        (17,999)       (33,962)       (31,207)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,556      1,747,537        458,299      1,719,362        183,888
Net transfers(1)                                                490,750      1,660,648      1,442,849      2,582,443        307,876
Annuity payments                                                     --             --           (662)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,406)       (17,918)        (5,498)       (19,704)       (13,189)
    Death benefits                                                   --             --         (9,495)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  601,900      3,390,267      1,885,493      4,282,101        478,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  30,068         63,048        207,385        283,215         37,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    617,944   $  3,468,811   $  2,074,879   $  4,531,354   $    484,925
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           30,898         64,843        213,427        291,617         47,151
Contract purchase payments                                      123,116      1,838,249        466,484      1,764,737        261,198
Net transfers(1)                                                499,688      1,716,320      1,494,953      2,684,016        453,760
Contract terminations:
    Surrender benefits and contract charges                     (13,382)       (18,656)       (12,933)       (18,401)       (21,216)
    Death benefits                                                   --             --        (10,130)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                640,320      3,600,756      2,151,801      4,721,969        740,893
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          129

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UPRG2          UPRG3          UPRG4           EPP           SPGR2
OPERATIONS
Investment income (loss) -- net                            $    (15,296)  $     (9,623)  $    (28,785)  $    (35,801)  $    (22,457)
Net realized gain (loss) on sales of investments                (56,289)       (27,273)       (45,857)      (654,703)      (345,295)
Distributions from capital gains                                 78,187         39,199        107,952        163,708         81,705
Net change in unrealized appreciation or
  depreciation of investments                                  (225,949)      (114,420)      (322,924)      (183,026)      (130,281)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (219,347)      (112,117)      (289,614)      (709,822)      (416,328)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,008,847        157,855      1,263,458        238,420        308,412
Net transfers(1)                                              1,212,475        895,426      2,294,705       (588,767)       287,709
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (44,283)        (4,991)       (45,827)      (108,515)      (124,882)
    Death benefits                                                   --         (8,714)            --        (57,462)       (13,575)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,177,039      1,039,576      3,512,336       (516,324)       457,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 350,148        340,311        558,921      3,247,299      1,515,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,307,840   $  1,267,770   $  3,781,643   $  2,021,153   $  1,556,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          437,601        425,680        699,537      3,368,268      1,898,786
Contract purchase payments                                    1,439,428        235,669      1,827,261        255,607        410,753
Net transfers(1)                                              1,721,277      1,303,540      3,348,164       (858,348)       292,706
Contract terminations:
    Surrender benefits and contract charges                     (67,371)        (7,238)       (66,584)      (126,789)      (183,717)
    Death benefits                                                   --        (13,514)            --        (64,798)       (21,100)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,530,935      1,944,137      5,808,378      2,573,940      2,397,428
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
OPERATIONS
Investment income (loss) -- net                            $   (100,750)  $     (1,202)  $     (5,216)  $     (3,881)  $    (10,157)
Net realized gain (loss) on sales of investments             (1,577,020)       (11,254)       (19,539)       (39,778)       (30,475)
Distributions from capital gains                                379,405          9,092         43,864         28,351         64,851
Net change in unrealized appreciation or
  depreciation of investments                                  (431,950)       (23,626)      (117,149)       (73,364)      (210,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,730,315)       (26,990)       (98,040)       (88,672)      (186,721)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        121,241        225,007         37,757        380,454
Net transfers(1)                                               (480,453)        63,114        449,913        269,095        634,868
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (446,490)        (1,565)       (17,863)        (6,099)        (5,700)
    Death benefits                                             (127,781)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,054,724)       182,790        657,057        300,753      1,009,622
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,012,398         30,597        149,857        192,270        316,865
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,227,359   $    186,397   $    708,874   $    404,351   $  1,139,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,297,787         44,108        216,059        277,449        456,291
Contract purchase payments                                           --        209,427        429,157         61,650        656,452
Net transfers(1)                                             (1,034,152)       113,615        774,951        464,353      1,134,580
Contract terminations:
    Surrender benefits and contract charges                    (617,256)        (3,175)       (33,371)       (10,826)       (10,670)
    Death benefits                                             (180,081)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,466,298        363,975      1,386,796        792,626      2,236,653
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          130

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     ETC            STEC2          STEC1         WMDC7(2)       WMDC6(2)
OPERATIONS
Investment income (loss) -- net                            $    (26,612)  $    (19,557)  $    (76,550)  $     (1,533)  $     (1,260)
Net realized gain (loss) on sales of investments               (697,884)      (567,903)    (3,882,157)        (1,544)           (54)
Distributions from capital gains                                166,708        115,842        510,506             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (181,738)       (43,102)     1,201,985         31,681         24,021
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (739,526)      (514,720)    (2,246,216)        28,604         22,707
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,650        169,439        327,797        535,429        212,955
Net transfers(1)                                               (110,570)      (277,188)    (1,098,064)       147,123        320,479
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (75,761)      (130,284)      (339,398)          (545)          (403)
    Death benefits                                              (53,427)       (84,908)       (31,851)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (166,108)      (322,941)    (1,141,516)       682,007        533,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,460,271      1,869,688      6,644,044             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,554,637   $  1,032,027   $  3,256,312   $    710,611   $    555,738
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,278,134      2,881,824      9,542,504             --             --
Contract purchase payments                                       65,728        291,936        488,395        523,464        208,795
Net transfers(1)                                               (243,259)      (618,202)    (2,960,242)       144,505        313,727
Contract terminations:
    Surrender benefits and contract charges                     (85,006)      (254,379)      (636,281)          (527)          (383)
    Death benefits                                              (57,415)      (136,114)       (54,848)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,958,182      2,165,065      6,379,528        667,442        522,139
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC5(2)       WMDC4(2)       WMDC3(2)       WMDC2(2)        WRES7
OPERATIONS
Investment income (loss) -- net                            $       (338)  $     (1,843)  $       (670)  $        (10)  $      1,748
Net realized gain (loss) on sales of investments                      5         (3,637)            (1)           (17)            52
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,530         17,076          7,859            276          4,414
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197         11,596          7,188            249          6,214
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407        191,437          6,477          4,515        111,485
Net transfers(1)                                                 26,222        187,311        151,981          3,551         21,521
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (64)          (305)            --         (1,324)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,629        378,684        158,153          8,066        131,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         32,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826   $    390,280   $    165,341   $      8,315   $    170,012
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         24,036
Contract purchase payments                                       68,115        186,436          6,285          4,383         81,752
Net transfers(1)                                                 25,828        180,921        149,724          3,456         14,541
Contract terminations:
    Surrender benefits and contract charges                          --            (63)          (300)            --           (951)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943        367,294        155,709          7,839        119,378
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          131

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WRES6          ERE            WRES4          WRES3          SRES1
OPERATIONS
Investment income (loss) -- net                            $      8,292   $     12,833   $      6,604   $      3,937   $     24,115
Net realized gain (loss) on sales of investments                    536          6,672           (132)         2,116        (40,498)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,872            615         14,775          9,995         43,062
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,700         20,120         21,247         16,048         26,679
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      386,274         93,948        212,439         82,186        364,306
Net transfers(1)                                                 90,510         95,493        150,659        127,695        455,830
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,266)       (20,692)          (854)       (34,784)      (242,169)
    Death benefits                                                   --         (8,847)            --         (8,565)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  474,518        159,902        362,244        166,532        577,967
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 192,737        253,695         85,142        108,661        354,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    694,955   $    433,717   $    468,633   $    291,241   $    958,744
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          144,333        202,243         72,123         91,949        268,500
Contract purchase payments                                      279,345         73,976        176,092         67,964        272,939
Net transfers(1)                                                 66,425         71,904        125,456        107,742        331,156
Contract terminations:
    Surrender benefits and contract charges                      (1,683)       (15,778)          (699)       (28,417)      (187,788)
    Death benefits                                                   --         (7,040)            --         (7,329)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                488,420        325,305        372,972        231,909        684,807
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2          USMC1          USMC2          WSMC7          PSMC1
OPERATIONS
Investment income (loss) -- net                            $         78   $       (891)  $     (7,034)  $     (8,598)  $    (16,178)
Net realized gain (loss) on sales of investments                     75        (14,351)        (8,675)       (35,258)       (41,339)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       471          8,079        (29,021)      (108,807)       (94,204)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         624         (7,163)       (44,730)      (152,663)      (151,721)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,874         59,080        671,959        283,860        916,633
Net transfers(1)                                                  4,635        138,893        855,294        346,624      1,089,825
Annuity payments                                                     --             --             --             --         (1,996)
Contract terminations:
    Surrender benefits and contract charges                        (383)        (1,764)       (20,852)       (48,321)       (12,134)
    Death benefits                                                   --             --        (12,792)        (8,658)        (3,666)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,126        196,209      1,493,609        573,505      1,988,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,129         46,372        181,332        904,964      1,047,234
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,879   $    235,418   $  1,630,211   $  1,325,806   $  2,884,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,803         51,563        201,750      1,377,521        854,767
Contract purchase payments                                        5,647         72,243        903,416        520,533        929,167
Net transfers(1)                                                  3,945        190,494      1,105,999        628,252      1,076,833
Contract terminations:
    Surrender benefits and contract charges                        (310)        (2,371)       (28,896)       (94,385)       (12,748)
    Death benefits                                                   --             --        (17,495)       (15,883)        (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,085        311,929      2,164,774      2,416,038      2,844,121
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          132

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       USMC4          WSMC5          WSMC4          WSMC3          WSMC2
OPERATIONS
Investment income (loss) -- net                            $    (17,062)  $     (2,156)  $    (14,963)  $    (10,464)  $     (1,914)
Net realized gain (loss) on sales of investments                (14,544)        (4,649)       (22,404)        (5,345)        (8,426)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    41,562         (6,105)      (154,226)       (64,859)       (17,326)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,956        (12,910)      (191,593)       (80,668)       (27,666)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      870,195         69,391        325,344        465,779          2,308
Net transfers(1)                                              2,336,944        165,057        678,530        459,708         50,236
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,570)       (13,464)       (28,739)       (18,949)        (5,639)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,190,569        220,984        975,135        906,538         46,905
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 313,434        157,971      1,035,227        485,811        155,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,513,959   $    366,045   $  1,818,769   $  1,311,681   $    175,174
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          349,234        260,417      1,583,356        797,324        258,072
Contract purchase payments                                    1,153,884        139,317        590,071        928,813          5,314
Net transfers(1)                                              3,202,113        350,692      1,209,599        908,203         94,957
Contract terminations:
    Surrender benefits and contract charges                     (22,255)       (26,980)       (53,161)       (37,832)       (10,508)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,682,976        723,446      3,329,865      2,596,508        347,835
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PVAS1         UMSS1          UMSS2          WMSS7          PMSS1
OPERATIONS
Investment income (loss) -- net                            $        (12)  $        252   $     (1,746)  $      1,639   $       (201)
Net realized gain (loss) on sales of investments                   (199)        (1,148)           169         10,010         (1,040)
Distributions from capital gains                                     60          2,232          7,835         23,642          3,119
Net change in unrealized appreciation or
  depreciation of investments                                       215            417         30,138        (10,790)          (720)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          64          1,753         36,396         24,501          1,158
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,501         17,737        937,965         97,943        125,964
Net transfers(1)                                                     21         28,942        551,900        241,484        180,043
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (2)            (2)        (4,404)        (3,619)          (110)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,520         46,677      1,485,461        335,808        305,897
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     332         22,868          7,790        288,425            402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,916   $     71,298   $  1,529,647   $    648,734   $    307,457
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              258         20,898          7,156        245,054            347
Contract purchase payments                                        1,678         15,686        832,710         83,001        102,958
Net transfers(1)                                                     80         24,906        485,217        195,828        148,365
Contract terminations:
    Surrender benefits and contract charges                          (1)            (2)        (3,872)        (2,924)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,015         61,488      1,321,211        520,959        251,581
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          133

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UMSS4          EMU            WMSS4          WMSS3          SMSS1
OPERATIONS
Investment income (loss) -- net                            $       (745)  $      3,054   $       (142)  $      7,309   $     13,653
Net realized gain (loss) on sales of investments                 (6,598)        (6,759)        (3,804)       (10,406)      (122,294)
Distributions from capital gains                                 22,901         31,187         19,556         38,801         93,662
Net change in unrealized appreciation or
  depreciation of investments                                     9,035        (25,983)       (18,419)        (6,858)       (24,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,593          1,499         (2,809)        28,846        (39,633)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      883,909         88,382        413,528         63,327        277,425
Net transfers(1)                                                706,194        423,995        295,717        433,640        492,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,781)       (38,163)        (7,607)      (163,814)      (231,063)
    Death benefits                                                   --             --             --        (25,292)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,544,322        474,214        701,638        307,861        539,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,940        198,167        113,108         43,361         93,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,584,855   $    673,880   $    811,937   $    380,068   $    593,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,596        169,587        101,588         38,958         78,742
Contract purchase payments                                      767,737         71,278        342,134         55,963        214,860
Net transfers(1)                                                626,832        336,168        253,889        386,654        370,604
Contract terminations:
    Surrender benefits and contract charges                     (35,552)       (30,698)        (6,402)      (135,582)      (191,213)
    Death benefits                                                   --             --             --        (21,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,373,613        546,335        691,209        324,208        472,993
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS2          UINT1          UINT2          UINT3          UINT4
OPERATIONS
Investment income (loss) -- net                            $       (247)  $      1,712   $        386   $        (28)  $      8,268
Net realized gain (loss) on sales of investments                    269        (19,017)        (6,789)        (3,217)        (2,803)
Distributions from capital gains                                     20         24,784         28,280         17,493        132,387
Net change in unrealized appreciation or
  depreciation of investments                                        70        (25,423)       (57,680)       (39,171)      (217,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         112        (17,944)       (35,803)       (24,923)       (79,783)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,223         90,371        494,955        336,929        371,861
Net transfers(1)                                                  4,018        188,209        307,894         68,793        982,316
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (343)        (8,694)        (5,189)           (94)        (1,242)
    Death benefits                                                   --             --        (12,085)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,898        269,886        785,575        405,628      1,352,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,980         22,682             --         52,768         54,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,990   $    274,624   $    749,772   $    433,473   $  1,327,193
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,680         22,275             --         51,901         53,183
Contract purchase payments                                       34,906        102,202        554,490        383,308        419,291
Net transfers(1)                                                  3,739        210,429        353,777         78,926      1,105,199
Contract terminations:
    Surrender benefits and contract charges                        (298)       (10,553)        (6,199)          (111)        (1,549)
    Death benefits                                                   --             --        (14,874)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 41,027        324,353        887,194        514,024      1,576,124
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          134

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGRS1          UGRS2          UGRS3         UGRS4          UNDS1
OPERATIONS
Investment income (loss) -- net                            $     (1,406)  $     (7,356)  $     (2,687)  $     (8,214)  $       (675)
Net realized gain (loss) on sales of investments                (28,870)       (17,525)        (7,797)       (17,271)        (1,157)
Distributions from capital gains                                    434          1,840            889          3,054          1,401
Net change in unrealized appreciation or
  depreciation of investments                                    (9,657)       (35,716)       (21,945)       (75,623)        (1,769)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,499)       (58,757)       (31,540)       (98,054)        (2,200)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      160,882      1,018,839        310,998        754,789         20,765
Net transfers(1)                                                108,872        639,328        121,587        526,797         66,314
Annuity payments                                                     --             --           (375)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,784)        (8,458)        (2,766)        (8,924)        (2,961)
    Death benefits                                                   --        (47,798)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  265,970      1,601,911        429,444      1,272,662         84,118
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,240         67,294         70,886        177,059         26,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    229,711   $  1,610,448   $    468,790   $  1,351,667   $    108,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,418         71,064         74,919        187,253         26,563
Contract purchase payments                                      179,005      1,433,813        429,863      1,028,289         21,207
Net transfers(1)                                                149,184        864,471        166,858        724,843         70,191
Contract terminations:
    Surrender benefits and contract charges                      (5,831)       (12,347)        (9,229)       (12,430)        (3,190)
    Death benefits                                                   --        (69,235)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                325,776      2,287,766        662,411      1,927,955        114,771
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UNDS2         PSND1          UNDS4          UTRS1          UTRS2
OPERATIONS
Investment income (loss) -- net                            $     (1,699)  $     (1,686)  $     (3,138)  $       (384)  $     (2,557)
Net realized gain (loss) on sales of investments                    (39)          (136)          (667)        (2,562)            33
Distributions from capital gains                                  3,233          2,532          5,451          4,972         15,799
Net change in unrealized appreciation or
  depreciation of investments                                     7,589            564         (1,840)         3,929         52,353
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,084          1,274           (194)         5,955         65,628
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      124,127        129,065        221,896        216,682      2,588,289
Net transfers(1)                                                160,521         97,859        129,860        624,486      1,063,897
Annuity payments                                                     --           (397)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (784)        (1,735)          (384)       (21,914)       (19,356)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  283,864        224,792        351,372        819,254      3,632,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,630         32,383         76,863         50,280         95,780
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    299,578   $    258,449   $    428,041   $    875,489   $  3,794,238
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,578         34,887         76,299         45,091         85,899
Contract purchase payments                                      139,838        147,654        238,430        195,081      2,391,500
Net transfers(1)                                                171,436        117,628        140,127        572,590        980,144
Contract terminations:
    Surrender benefits and contract charges                        (938)        (7,153)          (430)       (20,336)       (17,739)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                316,914        293,016        454,426        792,426      3,439,804
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          135

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PSTR1          UTRS4          PSUT1          UGIN1          UGIN2
OPERATIONS
Investment income (loss) -- net                            $     (2,845)  $     (7,940)  $        894   $     (1,125)  $     (3,376)
Net realized gain (loss) on sales of investments                 (2,215)        (2,097)       (10,839)        (1,378)        (2,194)
Distributions from capital gains                                 10,429         21,410          4,251            193          1,662
Net change in unrealized appreciation or
  depreciation of investments                                     9,745         12,326         (9,882)       (10,903)       (33,781)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,114         23,699        (15,576)       (13,213)       (37,689)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,070,360      1,922,342         64,791        151,452        607,757
Net transfers(1)                                                881,412      1,800,468         38,662        151,945        567,879
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (28,231)       (64,768)          (344)        (5,629)       (17,923)
    Death benefits                                               (9,792)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,913,749      3,658,042        103,109        297,768      1,157,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  24,290        156,948          7,220             --         32,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,953,153   $  3,838,689   $     94,753   $    284,555   $  1,152,706
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,867        140,959          7,178             --         30,618
Contract purchase payments                                    1,029,091      1,754,185         69,927        144,472        591,412
Net transfers(1)                                                846,446      1,654,905         49,583        149,083        561,910
Contract terminations:
    Surrender benefits and contract charges                     (27,533)       (56,590)          (407)        (6,057)       (17,873)
    Death benefits                                               (9,529)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,861,342      3,493,459        126,281        287,498      1,166,067
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PGIN1          UGIN4           EPG           WIGR7          PIGR1
OPERATIONS
Investment income (loss) -- net                            $     (2,305)  $     (2,975)  $     16,379   $    (22,798)  $    (35,497)
Net realized gain (loss) on sales of investments                   (271)        (3,653)      (144,182)       (83,098)       (51,511)
Distributions from capital gains                                  2,181          2,539         92,544        274,919        356,855
Net change in unrealized appreciation or
  depreciation of investments                                   (23,691)       (17,560)      (612,644)      (768,282)    (1,078,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,086)       (21,649)      (647,903)      (599,259)      (808,818)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      396,851        560,131        224,947        362,181      1,091,340
Net transfers(1)                                                398,967        561,642        105,267        546,522      1,176,748
Annuity payments                                                     --             --             --             --         (2,347)
Contract terminations:
    Surrender benefits and contract charges                      (3,916)       (27,456)      (574,474)      (183,502)       (43,016)
    Death benefits                                                   --             --       (148,921)       (11,525)       (14,376)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  791,902      1,094,317       (393,181)       713,676      2,208,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 150,667         18,376      8,330,622      2,435,526      2,869,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    918,483   $  1,091,044   $  7,289,538   $  2,549,943   $  4,269,371
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          146,043         17,240      6,615,802      2,927,032      2,473,705
Contract purchase payments                                      405,472        558,732        182,085        520,542      1,136,371
Net transfers(1)                                                415,841        560,775         82,453        739,994      1,181,046
Contract terminations:
    Surrender benefits and contract charges                      (4,074)       (28,179)      (477,685)      (265,118)       (45,164)
    Death benefits                                                   --             --       (122,560)       (16,390)       (15,069)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                963,282      1,108,568      6,280,095      3,906,060      4,730,889
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          136

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EPL            WIGR4          WIGR3          WIGR2          UVIS1
OPERATIONS
Investment income (loss) -- net                            $    (22,711)  $    (40,177)  $    (28,077)  $     (5,494)  $     (1,125)
Net realized gain (loss) on sales of investments               (546,230)      (102,546)      (119,690)        (6,619)        (8,372)
Distributions from capital gains                                260,377        342,521        250,359         44,638          7,197
Net change in unrealized appreciation or
  depreciation of investments                                  (306,534)    (1,007,222)      (658,627)      (128,927)       (28,617)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (615,098)      (807,424)      (556,035)       (96,402)       (30,917)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      247,528        580,988        486,056         49,298         33,339
Net transfers(1)                                               (422,501)     1,076,902        489,514        106,017        129,585
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (140,195)      (124,451)       (36,435)        (5,728)        (3,816)
    Death benefits                                              (31,188)       (19,697)       (22,235)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (346,356)     1,513,742        916,900        149,587        159,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,612,896      2,872,652      2,009,755        373,926         31,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,651,442   $  3,578,970   $  2,370,620   $    427,111   $    160,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,191,500      3,826,870      2,678,425        499,119         34,741
Contract purchase payments                                      236,938        874,009        751,120         79,291         44,467
Net transfers(1)                                               (483,187)     1,634,078        702,637        160,903        191,688
Contract terminations:
    Surrender benefits and contract charges                    (140,260)      (211,261)       (59,623)        (9,390)        (6,080)
    Death benefits                                              (29,550)       (29,710)       (32,572)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,775,441      6,093,986      4,039,987        729,923        264,816
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UVIS2         WVIS7           UVIS3          UVIS4           EPT
OPERATIONS
Investment income (loss) -- net                            $     (9,147)  $    (26,858)  $     (4,733)  $    (28,647)  $     (8,016)
Net realized gain (loss) on sales of investments                (25,808)      (149,738)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                 53,745        263,599         32,826        116,449         61,059
Net change in unrealized appreciation or
  depreciation of investments                                  (220,228)    (1,063,389)      (106,432)      (417,122)      (237,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (201,438)      (976,386)      (111,682)      (385,334)      (225,990)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      654,576        498,736         91,009        625,046        151,448
Net transfers(1)                                                779,028        611,642        510,200      3,584,219        245,880
Annuity payments                                                     --             --           (171)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,618)      (186,289)       (10,738)       (14,734)       (17,838)
    Death benefits                                                   --        (14,941)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,406,986        909,148        590,300      4,194,531        379,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 197,846      2,376,588        139,405        450,692        563,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,403,394   $  2,309,350   $    618,023   $  4,259,889   $    716,724
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          215,577      3,180,041        152,032        487,239        402,506
Contract purchase payments                                      981,587        848,964        120,173        914,880        144,956
Net transfers(1)                                              1,172,065      1,086,366        770,883      5,705,872        251,913
Contract terminations:
    Surrender benefits and contract charges                     (43,805)      (367,929)       (19,437)       (22,485)       (17,873)
    Death benefits                                                   --        (30,415)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,325,424      4,717,027      1,023,651      7,085,506        781,502
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          137

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                     WVIS4          WVIS3          WVIS2
OPERATIONS
Investment income (loss) -- net                                                          $    (38,500)  $    (29,101)  $     (4,925)
Net realized gain (loss) on sales of investments                                             (227,517)      (119,915)       (20,906)
Distributions from capital gains                                                              278,475        223,276         32,745
Net change in unrealized appreciation or
  depreciation of investments                                                              (1,096,762)      (881,182)      (132,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                (1,084,304)      (806,922)      (125,374)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    404,438        402,198         42,412
Net transfers(1)                                                                            1,468,237        905,869        154,715
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                  (221,265)       (91,346)       (32,886)
    Death benefits                                                                            (36,490)       (37,362)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              1,614,920      1,179,359        164,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             2,421,874      1,855,837        281,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  2,952,490   $  2,228,274   $    320,856
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      3,254,505      2,513,300        384,009
Contract purchase payments                                                                    686,525        694,582         73,050
Net transfers(1)                                                                            2,720,673      1,646,739        275,674
Contract terminations:
    Surrender benefits and contract charges                                                  (462,164)      (162,799)       (64,600)
    Death benefits                                                                            (77,368)       (68,196)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            6,122,171      4,623,626        668,133
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          138

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                         737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       2,966,480
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,708,469
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       3,316,848
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      13,421,219

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          6,255
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         21,248
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         19,723
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                         30,371
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      1,056,976
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         28,572
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         96,593

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 2,539
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                18,219
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                62,448
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                53,876
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                30,045
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                24,884
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                65,756
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                26,374
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,856

UGRO1                AXP(R) Variable Portfolio - Growth Fund                                        6
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                    1,481
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                       --
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                       --
EVG                  AXP(R) Variable Portfolio - Growth Fund                                   20,542
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                    2,662
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                   37,819

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        33,194
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        75,896
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       219,701
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        31,536
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       309,652
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        84,246
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        96,178
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        15,893

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,727
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  5,603
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,894
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,328
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,710
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,600
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,975
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    327
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     --

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          139

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                            36,825
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                           407,113
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                           233,692
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                           503,596

UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           70,943
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          581,965
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          160,288
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          190,244
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          597,897
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           27,218
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          277,923
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          257,391
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           49,828
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          125,000

UABA1                AIM V.I. Basic Value Fund, Series II Shares                               10,750
UABA2                AIM V.I. Basic Value Fund, Series II Shares                               67,734
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                8,532
UABA4                AIM V.I. Basic Value Fund, Series II Shares                               49,137
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                1,283
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                4,825
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                    2

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                        2,433
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                           --
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                        2,272
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                        1,405
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                           --
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                           --
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                           --

UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                               155
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                             1,432
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                 1
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                26
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                --
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                95
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                --

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                60,415
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)               370,219
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)               174,693
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)               486,790
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                   129
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                    79
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                    65

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                   25,999
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                  115,303
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                   52,601
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                  197,967
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                   71,583
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                   29,725
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  127,672

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                       10,994
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                       45,109
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                       20,105
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                       70,998
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                       63,302
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                       54,059
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                      107,110

UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                        524
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                      2,420
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                         83
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                      4,204

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          140

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   10,057
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   35,596
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                    5,542
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   18,969
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      452
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       45
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       --

UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                             576
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                           3,466
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                           1,000
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                           3,464
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                             428
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                           1,271
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                              --

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          4,577
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         37,692
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         54,689
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         78,568
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,475
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         13,573
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         39,145
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          1,405
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          2,277

UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,592
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,390
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,008
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                           246

URES1                FTVIPT Franklin Real Estate Fund - Class 2                                   734
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                 1,823
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                                33,836
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                81,464
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                   402
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                40,703
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                                47,647
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                                65,383
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                76,017
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                 4,069

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                  27,530
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                 170,450
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                  85,632
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                 256,754
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 204,065
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                  27,098
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 115,826
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                  71,563
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                      --
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                   9,220

UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  1,999
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 10,596
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  4,890
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  6,308
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,088
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,043
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  7,892
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,563
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     --
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    336

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          141

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                           477,258
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                            79,009
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           211,894
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           528,069
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                            86,236
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                            98,944
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                            90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            62,464
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            10,406

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                        37,164
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                       148,809
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                        62,382
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                       170,415
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                        25,506
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                         6,795
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                        29,309

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                      30,427
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                     225,867
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                      63,067
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                     202,589

UNDS1                MFS(R) New Discovery Series - Service Class                               10,175
UNDS2                MFS(R) New Discovery Series - Service Class                               34,946
PSND1                MFS(R) New Discovery Series - Service Class                               25,083
UNDS4                MFS(R) New Discovery Series - Service Class                               50,767
WSND5                MFS(R) New Discovery Series - Service Class                                1,429
WSND3                MFS(R) New Discovery Series - Service Class                                  657
WSND8                MFS(R) New Discovery Series - Service Class                                   --

UTRS1                MFS(R) Total Return Series - Service Class                                96,216
UTRS2                MFS(R) Total Return Series - Service Class                               465,526
PSTR1                MFS(R) Total Return Series - Service Class                               227,131
UTRS4                MFS(R) Total Return Series - Service Class                               520,255
WSTR5                MFS(R) Total Return Series - Service Class                                   593
WSTR3                MFS(R) Total Return Series - Service Class                                 1,391
WSTR8                MFS(R) Total Return Series - Service Class                                   301

USUT1                MFS(R) Utilities Series - Service Class                                       27
USUT2                MFS(R) Utilities Series - Service Class                                    1,653
PSUT1                MFS(R) Utilities Series - Service Class                                    9,969
USUT4                MFS(R) Utilities Series - Service Class                                      387
WSUT5                MFS(R) Utilities Series - Service Class                                      395
WSUT3                MFS(R) Utilities Series - Service Class                                      703
WSUT8                MFS(R) Utilities Series - Service Class                                       --

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     261
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,171
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   1,145
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,801
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                       2
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     151
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                      --

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                      1,082
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                      5,373
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                        589
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                      8,327
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                      2,440
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                        531
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                        280
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                      3,433
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                        452
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                         --

UOHI1                Oppenheimer High Income Fund/VA, Service Shares                            2,355
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                           17,458
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                              561
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                            9,706

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          142

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  2,831
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 17,035
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  5,561
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,392
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    370
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    476
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  1,283

USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                         8,418
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                        35,677
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                        24,418
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                        46,852
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        32,697
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                         2,223
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        18,225
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                        16,184
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                            --
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                            --

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                        16,138
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                        84,555
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                        64,793
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                        79,313
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                       283,845
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                           960
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                            --

UIGR1                Putnam VT International Equity Fund - Class IB Shares                      2,591
UIGR2                Putnam VT International Equity Fund - Class IB Shares                     34,327
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    209,374
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    362,591
UIGR4                Putnam VT International Equity Fund - Class IB Shares                     42,743
EPL                  Putnam VT International Equity Fund - Class IB Shares                    138,757
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    260,316
WIGR3                Putnam VT International Equity Fund - Class IB Shares                  3,436,550
WIGR8                Putnam VT International Equity Fund - Class IB Shares                        565
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     31,214

UPRE1                Putnam VT Research Fund - Class IB Shares                                     52
UPRE2                Putnam VT Research Fund - Class IB Shares                                  5,480
UPRE3                Putnam VT Research Fund - Class IB Shares                                     --
UPRE4                Putnam VT Research Fund - Class IB Shares                                    635

UVIS1                Putnam VT Vista Fund - Class IB Shares                                     8,605
UVIS2                Putnam VT Vista Fund - Class IB Shares                                   130,358
WVIS7                Putnam VT Vista Fund - Class IB Shares                                   190,885
UVIS3                Putnam VT Vista Fund - Class IB Shares                                    53,626
UVIS4                Putnam VT Vista Fund - Class IB Shares                                   177,327
EPT                  Putnam VT Vista Fund - Class IB Shares                                    70,852
WVIS4                Putnam VT Vista Fund - Class IB Shares                                   224,291
WVIS3                Putnam VT Vista Fund - Class IB Shares                                   165,987
WVIS8                Putnam VT Vista Fund - Class IB Shares                                        --
WVIS2                Putnam VT Vista Fund - Class IB Shares                                    25,317

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          143

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          144

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.610% to 0.535%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                 MAXIMUM                 MAXIMUM
                                                                                ADJUSTMENT              ADJUSTMENT
FUND                                                                     (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.08%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                           0.12%                    0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 N/A                     0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         0.12%                    0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.


The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.050% to 0.025%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          145

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                    $    609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       1,878,678
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,965,671
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       9,271,255
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      37,777,110
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                      58,435,745
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      38,268,001

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        112,046
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        250,310
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        177,673
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                        334,140
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      2,198,387
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        534,577
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                      3,211,897

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                27,565
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund               152,890
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund               253,486
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               279,597
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               250,384
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund               210,881
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               216,525
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund               234,784
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               225,443
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,985

UGRO1                AXP(R) Variable Portfolio - Growth Fund                                      128
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                    7,248
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                      160
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                      100
EVG                  AXP(R) Variable Portfolio - Growth Fund                                   20,969
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                       11
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                   12,468

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       439,837
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       278,678
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,410,712
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       330,441
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       670,991
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       534,761
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       281,199
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,412,925
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        14,727

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,627
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 66,727
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,625
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 32,632
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 36,691
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 25,425
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 40,213
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 26,520
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,237
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    172

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                           185,994
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                         2,148,926
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                         1,331,650
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                         2,996,731

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          146

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund     $    780,700
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        4,366,213
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,013,339
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,224,933
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        5,378,605
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          258,004
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,570,737
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,483,973
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          746,769
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          707,598

UABA1                AIM V.I. Basic Value Fund, Series II Shares                              108,899
UABA2                AIM V.I. Basic Value Fund, Series II Shares                              552,103
UABA3                AIM V.I. Basic Value Fund, Series II Shares                               70,450
UABA4                AIM V.I. Basic Value Fund, Series II Shares                              404,961
WABA5                AIM V.I. Basic Value Fund, Series II Shares                               11,328
WABA3                AIM V.I. Basic Value Fund, Series II Shares                               56,546
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                  134

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                       23,468
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                          100
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                       21,661
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                       13,339
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                          174
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                          174
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                          135

UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                             2,734
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                            24,349
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                               183
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                               528
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                83
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                             2,125
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                21

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)               889,435
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)             4,760,589
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)             2,086,789
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)             6,348,363
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                 2,256
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                 5,430
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                 1,247

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  263,503
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                1,028,330
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                  380,377
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                1,521,752
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                  385,396
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                  370,342
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  646,298

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                       21,537
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                      262,649
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                       69,608
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                      323,091
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                       49,329
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                      588,029
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                      618,708

UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                     10,507
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                     36,508
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                      1,420
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                     65,559

UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  193,319
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  664,188
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  100,123
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  353,625
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                    8,251
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      807
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      175

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          147

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                    $     14,372
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                          83,575
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                          24,154
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                          90,559
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                          15,048
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                          31,396
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                              22

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         82,659
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        687,220
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        501,949
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      1,121,808
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        442,751
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        185,016
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        469,888
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        462,280
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,454
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         46,376

UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                        18,023
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                        15,339
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                        11,912
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                         3,047

URES1                FTVIPT Franklin Real Estate Fund - Class 2                                29,707
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                32,279
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                               671,081
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                               871,837
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                 7,211
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                               465,422
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                               504,755
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                             1,206,215
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                             1,966,237
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                59,013

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                 217,565
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                               1,334,694
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                 408,214
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                               1,779,550
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                               1,796,659
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                 212,333
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 608,802
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                 215,549
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                      22
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                  71,018

UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 19,635
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                105,393
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 65,369
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 65,380
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 50,835
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 66,540
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 85,474
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 64,716
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 44,687
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  3,347

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                         5,176,398
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                           648,392
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         2,872,137
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                         5,984,044
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                           933,998
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           717,325
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                         1,081,141
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         1,787,541
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            95,497

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          148

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                  $    209,868
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,229,606
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                       325,338
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,478,680
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                       689,629
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                     9,504,954
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,317,086

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                     108,755
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                     757,952
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                     176,916
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                     749,814

UNDS1                MFS(R) New Discovery Series - Service Class                               44,186
UNDS2                MFS(R) New Discovery Series - Service Class                              270,583
PSND1                MFS(R) New Discovery Series - Service Class                              158,244
UNDS4                MFS(R) New Discovery Series - Service Class                              474,085
WSND5                MFS(R) New Discovery Series - Service Class                               17,154
WSND3                MFS(R) New Discovery Series - Service Class                                9,425
WSND8                MFS(R) New Discovery Series - Service Class                                   21

UTRS1                MFS(R) Total Return Series - Service Class                             1,193,218
UTRS2                MFS(R) Total Return Series - Service Class                             5,406,823
PSTR1                MFS(R) Total Return Series - Service Class                             2,842,509
UTRS4                MFS(R) Total Return Series - Service Class                             6,379,890
WSTR5                MFS(R) Total Return Series - Service Class                                10,212
WSTR3                MFS(R) Total Return Series - Service Class                                23,854
WSTR8                MFS(R) Total Return Series - Service Class                                 5,075

USUT1                MFS(R) Utilities Series - Service Class                                      373
USUT2                MFS(R) Utilities Series - Service Class                                   21,512
PSUT1                MFS(R) Utilities Series - Service Class                                   60,615
USUT4                MFS(R) Utilities Series - Service Class                                   12,757
WSUT5                MFS(R) Utilities Series - Service Class                                    5,127
WSUT3                MFS(R) Utilities Series - Service Class                                    8,378
WSUT8                MFS(R) Utilities Series - Service Class                                       22

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   7,167
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                 110,084
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                  33,317
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                 172,447
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     215
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,110
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     134

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                     19,658
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                    102,076
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                     13,575
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                    162,626
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                     54,049
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                     21,096
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                      5,209
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                     67,977
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                      8,205
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                        172

UOHI1                Oppenheimer High Income Fund/VA, Service Shares                           20,244
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                          138,722
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                            4,201
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                           80,300

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 30,019
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                161,744
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 53,836
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 71,961
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  3,516
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,903
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 12,110

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          149

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                  $     56,637
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                       163,797
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                       120,911
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                       217,924
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                       159,808
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                        10,170
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        82,372
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                        73,548
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                           141
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                           171

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                       174,318
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                       964,709
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                       690,759
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                     1,065,941
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                       497,345
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                        20,400
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                            22

UIGR1                Putnam VT International Equity Fund - Class IB Shares                     34,719
UIGR2                Putnam VT International Equity Fund - Class IB Shares                    367,176
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    366,589
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    842,421
UIGR4                Putnam VT International Equity Fund - Class IB Shares                    445,401
EPL                  Putnam VT International Equity Fund - Class IB Shares                    715,602
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    282,378
WIGR3                Putnam VT International Equity Fund - Class IB Shares                 17,414,473
WIGR8                Putnam VT International Equity Fund - Class IB Shares                      5,885
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     93,227

UPRE1                Putnam VT Research Fund - Class IB Shares                                    530
UPRE2                Putnam VT Research Fund - Class IB Shares                                 48,675
UPRE3                Putnam VT Research Fund - Class IB Shares                                    240
UPRE4                Putnam VT Research Fund - Class IB Shares                                  5,322

UVIS1                Putnam VT Vista Fund - Class IB Shares                                    13,593
UVIS2                Putnam VT Vista Fund - Class IB Shares                                   364,978
WVIS7                Putnam VT Vista Fund - Class IB Shares                                   331,238
UVIS3                Putnam VT Vista Fund - Class IB Shares                                   122,374
UVIS4                Putnam VT Vista Fund - Class IB Shares                                   949,353
EPT                  Putnam VT Vista Fund - Class IB Shares                                   208,004
WVIS4                Putnam VT Vista Fund - Class IB Shares                                   296,643
WVIS3                Putnam VT Vista Fund - Class IB Shares                                   241,054
WVIS8                Putnam VT Vista Fund - Class IB Shares                                        21
WVIS2                Putnam VT Vista Fund - Class IB Shares                                    23,721

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          150

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                              UCMG1         UCMG2         PCMG1        UCMG4          EMS
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.03    $     1.00    $     1.05    $     1.03    $     1.24
At Dec. 31, 2001                           $     1.06    $     1.01    $     1.08    $     1.05    $     1.26
At Dec. 31, 2002                           $     1.06    $     1.01    $     1.08    $     1.05    $     1.26
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  554         2,828         2,250         3,857         8,409
At Dec. 31, 2002                                  697         2,933         2,516         3,130         8,572
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      586    $    2,857    $    2,423    $    4,054    $   10,625
At Dec. 31, 2002                           $      738    $    2,965    $    2,707    $    3,284    $   10,806
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 2.91%         2.80%         2.64%         2.99%         3.38%
For the year ended Dec. 31, 2002                 1.16%         1.16%         1.17%         1.15%         1.17%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 2.91%         1.00%         2.86%         1.94%         1.61%
For the year ended Dec. 31, 2002                 0.00%         0.00%         0.00%         0.00%         0.00%

                                              SCMG2         SCMG1        UBND1(4)      UBND2(4)       PBND1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.03    $     1.03            --            --    $     1.05
At Dec. 31, 2001                           $     1.05    $     1.05            --            --    $     1.11
At Dec. 31, 2002                           $     1.04    $     1.04    $     1.04    $     1.04    $     1.16
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,980        11,399            --            --            99
At Dec. 31, 2002                                4,222        12,876            63           215           179
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    4,243    $   11,962            --            --    $      111
At Dec. 31, 2002                           $    4,477    $   13,452    $       66    $      224    $      208
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 3.53%         3.58%           --            --          6.43%
For the year ended Dec. 31, 2002                 1.14%         1.15%         5.29%         5.31%         5.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.50%         1.60%           --            --          1.25%
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 1.94%         1.94%           --            --          5.71%
For the year ended Dec. 31, 2002                (0.95%)       (0.95%)        4.00%         4.00%         4.50%
-------------------------------------------------------------------------------------------------------------

                                             UBND4(4)        ESI          SBND2          SBND1       UDEI1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.38    $     1.03    $     1.03            --
At Dec. 31, 2001                                   --    $     1.47    $     1.09    $     1.09            --
At Dec. 31, 2002                           $     1.04    $     1.53    $     1.14    $     1.14    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --         8,923           317         1,363            --
At Dec. 31, 2002                                  309         7,272           264           894            26
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $   13,122    $      347    $    1,491            --
At Dec. 31, 2002                           $      321    $   11,131    $      301    $    1,016    $       20
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          6.45%         6.38%         6.53%           --
For the year ended Dec. 31, 2002                 5.31%         5.06%         5.11%         5.08%         1.77%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.40%         1.50%         1.60%           --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          6.52%         5.83%         5.83%           --
For the year ended Dec. 31, 2002                 4.00%         4.08%         4.59%         4.59%       (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            UDEI2(4)       WDEI7         PDEI1        UDEI4(4)       WDEI5
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.08    $     1.00            --    $     1.08
At Dec. 31, 2001                                   --    $     1.09    $     1.01            --    $     1.09
At Dec. 31, 2002                           $     0.78    $     0.87    $     0.81    $     0.78    $     0.87
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           428           342            --           115
At Dec. 31, 2002                                  187           573           536           309           238
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      467    $      344            --    $      125
At Dec. 31, 2002                           $      146    $      501    $      432    $      242    $      207
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          1.19%         1.07%           --          1.32%
For the year ended Dec. 31, 2002                 2.06%         1.54%         1.56%         2.49%         1.62%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.20%         1.25%           --          1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          0.93%         1.00%           --          0.93%
For the year ended Dec. 31, 2002               (22.00%)      (20.18%)      (19.80%)      (22.00%)      (20.18%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          151

                                              WDEI4         WDEI3        SDEI1         WDEI2        UGRO1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.08    $     1.08    $     1.07    $     1.08            --
At Dec. 31, 2001                           $     1.09    $     1.09    $     1.08    $     1.08            --
At Dec. 31, 2002                           $     0.87    $     0.87    $     0.86    $     0.86    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  455           223           367            34            --
At Dec. 31, 2002                                  608           368           179            36            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      495    $      242    $      396    $       37            --
At Dec. 31, 2002                           $      527    $      319    $      154    $       31            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.36%         1.34%         1.40%         1.24%           --
For the year ended Dec. 31, 2002                 1.57%         1.58%         1.45%         1.55%         0.14%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%           --
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 0.93%         0.93%         0.93%         0.00%           --
For the year ended Dec. 31, 2002               (20.18%)      (20.18%)      (20.37%)      (20.37%)      (19.00%)
-------------------------------------------------------------------------------------------------------------

                                            UGRO2(4)      UGRO3(4)      UGRO4(4)         EVG         SGRO2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.74    $     0.74
At Dec. 31, 2001                                   --            --            --    $     0.50    $     0.50
At Dec. 31, 2002                           $     0.81            --            --    $     0.37    $     0.36
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --           228            83
At Dec. 31, 2002                                    9            --            --           270            35
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $      115    $       42
At Dec. 31, 2002                           $        7            --            --    $       99    $       13
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.02%         0.13%         0.13%         0.08%         0.06%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.40%         1.50%
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (32.43%)      (32.43%)
For the year ended Dec. 31, 2002               (19.00%)          --            --        (26.00%)      (28.00%)
-------------------------------------------------------------------------------------------------------------

                                              SGRO1        UNDM1         UNDM2         WNDM7         PNDM1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.77    $     0.92    $     0.92    $     0.86    $     1.03
At Dec. 31, 2001                           $     0.52    $     0.76    $     0.76    $     0.71    $     0.85
At Dec. 31, 2002                           $     0.38    $     0.59    $     0.59    $     0.55    $     0.66
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  546            20            81         1,471         3,478
At Dec. 31, 2002                                  476            95           704         1,714         4,063
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      286    $       15    $       61    $    1,045    $    3,005
At Dec. 31, 2002                           $      181    $       56    $      412    $      940    $    2,696
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.34%         0.43%         0.23%         0.24%
For the year ended Dec. 31, 2002                 0.06%         0.55%         0.57%         0.51%         0.51%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.60%         1.00%         1.10%         1.20%         1.25%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (32.47%)      (17.39%)      (17.39%)      (17.44%)      (17.48%)
For the year ended Dec. 31, 2002               (26.92%)      (22.37%)      (22.37%)      (22.54%)      (22.35%)
-------------------------------------------------------------------------------------------------------------

                                             UNDM4          EGD          WNDM4         WNDM3         SNDM1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.92    $     1.54    $     0.86    $     0.86    $     0.90
At Dec. 31, 2001                           $     0.75    $     1.27    $     0.71    $     0.71    $     0.74
At Dec. 31, 2002                           $     0.58    $     0.98    $     0.54    $     0.54    $     0.57
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  193         4,237         1,815         3,128         2,896
At Dec. 31, 2002                                  683         3,938         1,916         2,700         2,097
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      145    $    5,370    $    1,284    $    2,210    $    2,139
At Dec. 31, 2002                           $      396    $    3,845    $    1,043    $    1,468    $    1,190
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.28%         0.23%         0.25%         0.24%         0.24%
For the year ended Dec. 31, 2002                 0.56%         0.50%         0.49%         0.50%         0.50%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.35%         1.40%         1.45%         1.50%         1.60%
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.48%)      (17.53%)      (17.44%)      (17.44%)      (17.78%)
For the year ended Dec. 31, 2002               (22.67%)      (22.83%)      (23.94%)      (23.94%)      (22.97%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          152

                                              WNDM2       USVA1(4)      USVA2(4)      WSVA7(5)      WSVA6(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.86            --            --            --            --
At Dec. 31, 2001                           $     0.70            --            --            --            --
At Dec. 31, 2002                           $     0.54    $     0.79    $     0.79    $     0.79    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  701            --            --            --            --
At Dec. 31, 2002                                  363            21            67            22            28
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      494            --            --            --            --
At Dec. 31, 2002                           $      197    $       16    $       52    $       18    $       22
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.23%           --            --            --            --
For the year ended Dec. 31, 2002                 0.47%         0.30%         0.46%         0.39%         0.23%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.65%           --            --            --            --
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.60%)          --            --            --            --
For the year ended Dec. 31, 2002               (22.86%)      (21.00%)      (21.00%)      (21.00%)      (21.00%)
-------------------------------------------------------------------------------------------------------------

                                            USVA4(4)      WSVA5(5)      WSVA4(5)      WSVA3(5)      WSVA8(6)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.79    $     0.79    $     0.79    $     0.79    $     0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   45            35            35            22             3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       35    $       27    $       28    $       17    $        3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.55%         0.35%         0.21%         0.26%         0.99%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (21.00%)      (21.00%)      (21.00%)      (21.00%)       (4.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSVA2(5)       USPF1         USPF2         USPF3         USPF4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.92    $     0.92    $     0.92    $     0.92
At Dec. 31, 2001                                   --    $     0.80    $     0.80    $     0.80    $     0.80
At Dec. 31, 2002                                   --    $     0.61    $     0.61    $     0.61    $     0.61
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           112         1,567           817         1,756
At Dec. 31, 2002                                   --           360         3,995         2,290         4,960
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $       90    $    1,251    $      657    $    1,398
At Dec. 31, 2002                                   --    $      221    $    2,446    $    1,402    $    3,022
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          1.15%         1.20%         1.03%         1.08%
For the year ended Dec. 31, 2002                   --          1.11%         1.04%         1.07%         1.04%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (13.04%)      (13.04%)      (13.04%)      (13.04%)
For the year ended Dec. 31, 2002                   --        (23.75%)      (23.75%)      (23.75%)      (23.75%)
-------------------------------------------------------------------------------------------------------------

                                             UFIF1         UFIF2         WFDI7         UFIF3         UFIF4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.06    $     1.05    $     1.07    $     1.06    $     1.06
At Dec. 31, 2001                           $     1.11    $     1.10    $     1.12    $     1.11    $     1.11
At Dec. 31, 2002                           $     1.17    $     1.16    $     1.17    $     1.16    $     1.16
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   30         2,495           805           799         1,321
At Dec. 31, 2002                                  645         5,336         1,450         1,729         5,451
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       33    $    2,754    $      901    $      891    $    1,469
At Dec. 31, 2002                           $      751    $    6,163    $    1,697    $    2,015    $    6,333
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 4.25%         4.39%         4.47%         4.39%         4.41%
For the year ended Dec. 31, 2002                 2.94%         2.88%         2.85%         2.89%         2.91%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.20%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 4.72%         4.76%         4.67%         4.72%         4.72%
For the year ended Dec. 31, 2002                 5.41%         5.45%         4.46%         4.50%         4.50%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          153

                                             WFDI5         WFDI4         WFDI3         SFDI1         WFDI2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.06    $     1.05    $     1.05    $     1.06    $     1.05
At Dec. 31, 2001                           $     1.11    $     1.10    $     1.10    $     1.11    $     1.10
At Dec. 31, 2002                           $     1.16    $     1.15    $     1.15    $     1.16    $     1.15
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  117         1,473         1,609           424           592
At Dec. 31, 2002                                  248         2,555         2,375           397         1,155
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      130    $    1,627    $    1,770    $      470    $      651
At Dec. 31, 2002                           $      287    $    2,942    $    2,725    $      459    $    1,323
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 4.54%         4.48%         4.47%         4.48%         4.58%
For the year ended Dec. 31, 2002                 2.84%         2.85%         2.86%         2.81%         2.82%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%         1.60%         1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 4.72%         4.76%         4.76%         4.72%         4.76%
For the year ended Dec. 31, 2002                 4.50%         4.55%         4.55%         4.50%         4.55%
-------------------------------------------------------------------------------------------------------------

                                            UABA1(4)      UABA2(4)      UABA3(4)      UABA4(4)      WABA5(6)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.76    $     0.76    $     0.76    $     0.76    $     0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                  113           711            90           517            11
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       86    $      539    $       68    $      391    $       10
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --          0.01%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (24.00%)      (24.00%)      (24.00%)      (24.00%)       (5.00%)
-------------------------------------------------------------------------------------------------------------

                                            WABA3(6)      WABA8(6)      UAAD1(4)      UAAD2(4)      UAAD3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.95    $     0.95    $     0.75            --    $     0.75
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   40            --            30            --            28
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       38            --    $       23            --    $       21
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (5.00%)       (5.00%)      (25.00%)          --        (25.00%)
-------------------------------------------------------------------------------------------------------------

                                            UAAD4(4)      WAAD5(7)      WAAD3(7)      WAAD8(7)      UAVA1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75            --            --            --    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   18            --            --            --             3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       13            --            --            --    $        3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --          3.08%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)          --            --            --        (22.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          154

                                            UAVA2(4)      UAVA3(4)      UAVA4(4)      WAVA5(8)      WAVA3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.78    $     0.78    $     0.78            --    $     0.74
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   30            --             1            --             2
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       23            --            --            --    $        2
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.26%         0.63%         1.63%         0.41%         0.60%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (22.00%)      (22.00%)      (22.00%)          --        (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            WAVA8(8)       UGIP1         UGIP2         UGIP3         UGIP4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.97    $     0.97    $     0.97    $     0.97
At Dec. 31, 2001                                   --    $     0.97    $     0.96    $     0.96    $     0.96
At Dec. 31, 2002                                   --    $     0.74    $     0.74    $     0.74    $     0.74
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           640         3,601         2,152         4,722
At Dec. 31, 2002                                   --         1,341         8,241         3,898        10,906
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      618    $    3,469    $    2,075    $    4,531
At Dec. 31, 2002                                   --    $      996    $    6,105    $    2,881    $    8,027
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.53%         0.35%         0.46%         0.45%
For the year ended Dec. 31, 2002                 0.43%         0.49%         0.55%         0.56%         0.57%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          0.00%        (1.03%)       (1.03%)       (1.03%)
For the year ended Dec. 31, 2002                   --        (23.71%)      (22.92%)      (22.92%)      (22.92%)
-------------------------------------------------------------------------------------------------------------

                                            WGIP5(7)      WGIP3(7)      WGIP8(7)       UPRG1         UPRG2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.80    $     0.80
At Dec. 31, 2001                                   --            --            --    $     0.65    $     0.65
At Dec. 31, 2002                           $     0.95    $     0.95    $     0.95    $     0.45    $     0.45
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --           741         3,531
At Dec. 31, 2002                                    2             1             1         1,003         4,459
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $      485    $    2,308
At Dec. 31, 2002                           $        2    $        1    $        1    $      450    $    1,994
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.00%         1.10%
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (18.75%)      (18.75%)
For the year ended Dec. 31, 2002                (5.00%)       (5.00%)       (5.00%)      (30.77%)      (30.77%)
-------------------------------------------------------------------------------------------------------------

                                             UPRG3         UPRG4          EPP          SPGR2         SPGR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.80    $     0.80    $     0.96    $     0.80    $     0.86
At Dec. 31, 2001                           $     0.65    $     0.65    $     0.79    $     0.65    $     0.70
At Dec. 31, 2002                           $     0.45    $     0.44    $     0.54    $     0.44    $     0.48
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,944         5,808         2,574         2,397         7,466
At Dec. 31, 2002                                2,042         7,706         2,312         1,162         4,631
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,268    $    3,782    $    2,021    $    1,557    $    5,227
At Dec. 31, 2002                           $      909    $    3,423    $    1,238    $      514    $    2,207
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.25%         1.35%         1.40%         1.50%         1.60%
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.40%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.75%)      (18.75%)      (17.71%)      (18.75%)      (18.60%)
For the year ended Dec. 31, 2002               (30.77%)      (32.31%)      (31.65%)      (32.31%)      (31.43%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          155

                                              UTEC1        UTEC2         UTEC3         UTEC4          ETC
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.69    $     0.69    $     0.69    $     0.69    $     1.08
At Dec. 31, 2001                           $     0.51    $     0.51    $     0.51    $     0.51    $     0.79
At Dec. 31, 2002                           $     0.30    $     0.29    $     0.29    $     0.29    $     0.46
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  364         1,387           793         2,237         1,958
At Dec. 31, 2002                                  372         1,530           684         2,423         1,387
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      186    $      709    $      404    $    1,140    $    1,555
At Dec. 31, 2002                           $      110    $      450    $      201    $      709    $      632
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (26.09%)      (26.09%)      (26.09%)      (26.09%)      (26.85%)
For the year ended Dec. 31, 2002               (41.18%)      (43.14%)      (43.14%)      (43.14%)      (41.77%)
-------------------------------------------------------------------------------------------------------------

                                             STEC2         STEC1        UAGR1(4)      UAGR2(4)      UAGR3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.65    $     0.70            --            --            --
At Dec. 31, 2001                           $     0.48    $     0.51            --            --            --
At Dec. 31, 2002                           $     0.27    $     0.29    $     0.91    $     0.91    $     0.91
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                2,165    $    6,380            --            --            --
At Dec. 31, 2002                                1,976         3,655             9            41             1
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,032    $    3,256            --            --            --
At Dec. 31, 2002                           $      540    $    1,069    $        8    $       37    $        1
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --          0.05%         0.03%         0.84%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.50%         1.60%           --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (26.15%)      (27.14%)          --            --            --
For the year ended Dec. 31, 2002               (43.75%)      (43.14%)       (9.00%)       (9.00%)       (9.00%)
-------------------------------------------------------------------------------------------------------------

                                            UAGR4(4)      UFCO1(4)      UFCO2(4)      UFCO3(4)      UFCO4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.91    $     0.86    $     0.86    $     0.86    $     0.86
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   71           209           740           115           395
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       64    $      181    $      639    $       99    $      341
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (9.00%)      (14.00%)      (14.00%)      (14.00%)      (14.00%)
-------------------------------------------------------------------------------------------------------------

                                            WFCO5(7)      WFCO3(7)      WFCO8(7)      UFGR1(4)      UFGR2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.97    $     0.97            --    $     0.75    $     0.75
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                    8             1            --            18           108
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $        8    $        1            --    $       13    $       80
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (3.00%)       (3.00%)          --        (25.00%)      (25.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          156

                                            UFGR3(4)      UFGR4(4)      WFGR5(8)      WFGR3(8)      WFGR8(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75    $     0.75    $     0.73    $     0.73            --
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   31           108            14            41            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       23    $       80    $       10    $       30            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.40%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)      (25.00%)      (27.00%)      (27.00%)          --
-------------------------------------------------------------------------------------------------------------

                                            UFMC1(4)      UFMC2(4)      WMDC7(9)      WMDC6(9)      UFMC4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --    $     1.06    $     1.06            --
At Dec. 31, 2002                           $     0.85    $     0.85    $     0.95    $     0.95    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --           667           522            --
At Dec. 31, 2002                                   94           773         1,005         1,445           503
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $      711    $      556            --
At Dec. 31, 2002                           $       80    $      655    $      951    $    1,366    $      426
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --          0.71%         0.52%           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.20%         1.25%           --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --          6.00%         6.00%           --
For the year ended Dec. 31, 2002               (15.00%)      (15.00%)      (10.38%)      (10.38%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                            WMDC5(9)      WMDC4(9)      WMDC3(9)      WMDC8(8)      WMDC2(9)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                           $     1.06    $     1.06    $     1.06            --    $     1.06
At Dec. 31, 2002                           $     0.94    $     0.94    $     0.94    $     0.89    $     0.94
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   94           367           156            --             8
At Dec. 31, 2002                                  250           723           559            27            42
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      100    $      390    $      165            --    $        8
At Dec. 31, 2002                           $      236    $      681    $      526    $       24    $       40
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.52%         0.64%         0.50%           --          0.35%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%           --          1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.00%         6.00%         6.00%           --          6.00%
For the year ended Dec. 31, 2002               (11.32%)      (11.32%)       (6.00%)      (11.00%)      (11.32%)
-------------------------------------------------------------------------------------------------------------

                                            UFOV1(4)      UFOV2(4)      UFOV3(4)      UFOV4(4)      URES1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75    $     0.75    $     0.75    $     0.75    $     0.93
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   23            20            15             4            14
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       17    $       15    $       11    $        3    $       13
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --          0.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)      (25.00%)      (25.00%)      (25.00%)       (7.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          157

                                            URES2(4)       WRES7         WRES6        URES4(4)        ERE
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.34    $     1.34            --    $     1.25
At Dec. 31, 2001                                   --    $     1.42    $     1.42            --    $     1.33
At Dec. 31, 2002                           $     0.93    $     1.44    $     1.43    $     0.93    $     1.34
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           119           488            --           325
At Dec. 31, 2002                                   35           421         1,015             8           542
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      170    $      695            --    $      434
At Dec. 31, 2002                           $       33    $      605    $    1,457    $        7    $      728
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          3.56%         3.86%           --          4.93%
For the year ended Dec. 31, 2002                 0.05%         3.07%         2.60%         0.23%         2.68%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.20%         1.25%           --          1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          5.97%         5.97%           --          6.40%
For the year ended Dec. 31, 2002                (7.00%)        1.41%         0.70%        (7.00%)        0.75%
-------------------------------------------------------------------------------------------------------------

                                             WRES4         WRES3         SRES1         WRES2         USMC1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.18    $     1.18    $     1.32    $     1.18    $     0.90
At Dec. 31, 2001                           $     1.26    $     1.26    $     1.40    $     1.25    $     0.75
At Dec. 31, 2002                           $     1.26    $     1.26    $     1.41    $     1.26    $     0.53
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  373           232           685            11           312
At Dec. 31, 2002                                  674           926           967            58           656
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      469    $      291    $      959    $       14    $      235
At Dec. 31, 2002                           $      852    $    1,169    $    1,359    $       73    $      350
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 3.98%         3.95%         4.95%         3.29%         0.28%
For the year ended Dec. 31, 2002                 2.72%         2.24%         3.15%         1.37%         0.22%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%         1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.78%         6.78%         6.06%         5.93%       (16.67%)
For the year ended Dec. 31, 2002                 0.00%         0.00%         0.71%         0.80%       (29.33%)
-------------------------------------------------------------------------------------------------------------

                                             USMC2         WSMC7         PSMC1         USMC4         WSMC5
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.90    $     0.66    $     1.21    $     0.90    $     0.61
At Dec. 31, 2001                           $     0.75    $     0.55    $     1.01    $     0.75    $     0.51
At Dec. 31, 2002                           $     0.53    $     0.39    $     0.71    $     0.53    $     0.36
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                2,165         2,416         2,844         4,683           723
At Dec. 31, 2002                                4,074         2,813         4,574         4,909           967
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,630    $    1,326    $    2,884    $    3,514    $      366
At Dec. 31, 2002                           $    2,165    $    1,088    $    3,261    $    2,592    $      344
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.33%         0.37%         0.33%         0.33%         0.33%
For the year ended Dec. 31, 2002                 0.24%         0.26%         0.26%         0.29%         0.27%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.20%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (16.67%)      (16.67%)      (16.53%)      (16.67%)      (16.39%)
For the year ended Dec. 31, 2002               (29.33%)      (29.09%)      (29.70%)      (29.33%)      (29.41%)
-------------------------------------------------------------------------------------------------------------

                                             WSMC4         WSMC3        WSMC8(8)       WSMC2        UVAS1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.65    $     0.61            --    $     0.60            --
At Dec. 31, 2001                           $     0.55    $     0.51            --    $     0.50            --
At Dec. 31, 2002                           $     0.38    $     0.35            --    $     0.35    $     0.80
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,330         2,597            --           348            --
At Dec. 31, 2002                                3,832         2,561            --           331            24
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,819    $    1,312            --    $      175            --
At Dec. 31, 2002                           $    1,471    $      909            --    $      117    $       19
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.38%         0.36%           --          0.37%           --
For the year ended Dec. 31, 2002                 0.27%         0.25%         0.31%         0.23%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%           --          1.65%           --
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (15.38%)      (16.39%)          --        (16.67%)          --
For the year ended Dec. 31, 2002               (30.91%)      (31.37%)          --        (30.00%)      (20.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          158

                                            UVAS2(4)      WVAS7(5)       PVAS1        UVAS4(4)      WVAS5(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --    $     1.29            --            --
At Dec. 31, 2001                                   --            --    $     1.45            --            --
At Dec. 31, 2002                           $     0.80    $     0.79    $     1.30    $     0.80    $     0.88
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --             2            --            --
At Dec. 31, 2002                                  127            59            47            61            55
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $        3            --            --
At Dec. 31, 2002                           $      102    $       47    $       61    $       49    $       48
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --          0.58%           --            --
For the year ended Dec. 31, 2002                   --          0.35%         0.27%           --          0.44%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.25%           --            --
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --         12.40%           --            --
For the year ended Dec. 31, 2002               (20.00%)      (21.00%)      (10.34%)      (20.00%)      (12.00%)
-------------------------------------------------------------------------------------------------------------

                                            WVAS4(5)      WVAS3(8)      WVAS8(8)      WVAS2(5)       UMSS1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --    $     1.09
At Dec. 31, 2001                                   --            --            --            --    $     1.16
At Dec. 31, 2002                           $     0.79    $     0.88            --    $     0.79    $     1.01
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            61
At Dec. 31, 2002                                   96            61            --             4           753
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --    $       71
At Dec. 31, 2002                           $       76    $       53            --    $        3    $      762
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --          1.62%
For the year ended Dec. 31, 2002                 0.27%         0.05%         1.04%         0.08%         0.75%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --          1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --          6.42%
For the year ended Dec. 31, 2002               (21.00%)      (12.00%)          --        (21.00%)      (12.93%)
-------------------------------------------------------------------------------------------------------------

                                             UMSS2         WMSS7         PMSS1         UMSS4          EMU
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.09    $     1.18    $     1.16    $     1.09    $     1.17
At Dec. 31, 2001                           $     1.16    $     1.25    $     1.22    $     1.15    $     1.23
At Dec. 31, 2002                           $     1.01    $     1.08    $     1.06    $     1.00    $     1.07
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,321           521           252         1,374           546
At Dec. 31, 2002                                5,681           875         2,393         6,327           966
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,530    $      649    $      307    $    1,585    $      674
At Dec. 31, 2002                           $    5,737    $      950    $    2,547    $    6,347    $    1,037
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.63%         1.58%         1.02%         1.21%         2.10%
For the year ended Dec. 31, 2002                 0.89%         0.91%         0.87%         0.91%         0.96%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.20%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.42%         5.93%         5.17%         5.50%         5.13%
For the year ended Dec. 31, 2002               (12.93%)      (13.60%)      (13.11%)      (13.04%)      (13.01%)
-------------------------------------------------------------------------------------------------------------

                                             WMSS4         WMSS3         SMSS1         WMSS2         UINT1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.11    $     1.11    $     1.19    $     1.11    $     1.02
At Dec. 31, 2001                           $     1.17    $     1.17    $     1.25    $     1.17    $     0.85
At Dec. 31, 2002                           $     1.02    $     1.02    $     1.09    $     1.02    $     0.68
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  691           324           473            41           324
At Dec. 31, 2002                                1,165         1,063           690           123           513
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      812    $      380    $      593    $       48    $      275
At Dec. 31, 2002                           $    1,189    $    1,084    $      751    $      125    $      350
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.42%         4.13%         3.19%         0.04%         2.18%
For the year ended Dec. 31, 2002                 0.88%         0.99%         1.38%         0.71%         1.41%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%         1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 5.41%         5.41%         5.04%         5.41%       (16.67%)
For the year ended Dec. 31, 2002               (12.82%)      (12.82%)      (12.80%)      (12.82%)      (20.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          159

                                             UINT2         UINT3         UINT4        WINT5(8)      WINT3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.02    $     1.02    $     1.02            --            --
At Dec. 31, 2001                           $     0.85    $     0.84    $     0.84            --            --
At Dec. 31, 2002                           $     0.68    $     0.68    $     0.68    $     0.84    $     0.84
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  887           514         1,576            --            --
At Dec. 31, 2002                                2,059           866         2,373           286            76
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      750    $      433    $    1,327            --            --
At Dec. 31, 2002                           $    1,402    $      588    $    1,605    $      240    $       64
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.23%         1.23%         2.64%           --            --
For the year ended Dec. 31, 2002                 1.64%         1.65%         1.92%         3.03%         1.47%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.25%         1.35%           --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (16.67%)      (17.65%)      (17.65%)          --            --
For the year ended Dec. 31, 2002               (20.00%)      (19.05%)      (19.05%)      (16.00%)      (16.00%)
-------------------------------------------------------------------------------------------------------------

                                            WINT8(8)       UGRS1         UGRS2         UGRS3         UGRS4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.95    $     0.95    $     0.95    $     0.95
At Dec. 31, 2001                                   --    $     0.71    $     0.70    $     0.70    $     0.70
At Dec. 31, 2002                           $     0.84    $     0.50    $     0.50    $     0.50    $     0.50
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           326         2,288           662         1,928
At Dec. 31, 2002                                  330           421         3,137           875         2,832
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      230    $    1,610    $      469    $    1,352
At Dec. 31, 2002                           $      276    $      213    $    1,579    $      441    $    1,416
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.02%         0.02%         0.03%         0.04%
For the year ended Dec. 31, 2002                 4.10%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (25.26%)      (26.32%)      (26.32%)      (26.32%)
For the year ended Dec. 31, 2002               (16.00%)      (29.58%)      (28.57%)      (28.57%)      (28.57%)
-------------------------------------------------------------------------------------------------------------

                                             UNDS1         UNDS2         PSND1         UNDS4        WSND5(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.01    $     1.01    $     0.93    $     1.01            --
At Dec. 31, 2001                           $     0.95    $     0.95    $     0.87    $     0.94            --
At Dec. 31, 2002                           $     0.64    $     0.64    $     0.58    $     0.63    $     0.73
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  115           317           293           454            --
At Dec. 31, 2002                                  165           569           441           832            20
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      109    $      300    $      258    $      428            --
At Dec. 31, 2002                           $      106    $      363    $      260    $      527    $       15
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%           --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (5.94%)       (5.94%)       (6.45%)       (6.93%)          --
For the year ended Dec. 31, 2002               (32.63%)      (32.63%)      (33.33%)      (32.98%)      (27.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSND3(8)      WSND8(8)       UTRS1         UTRS2         PSTR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --    $     1.12    $     1.12    $     1.06
At Dec. 31, 2001                                   --            --    $     1.10    $     1.10    $     1.05
At Dec. 31, 2002                           $     0.73            --    $     1.04    $     1.03    $     0.98
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --           792         3,440         1,861
At Dec. 31, 2002                                    9            --         1,585         7,687         3,949
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $      875    $    3,794    $    1,953
At Dec. 31, 2002                           $        7            --    $    1,640    $    7,937    $    3,873
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --          0.90%         0.88%         0.89%
For the year ended Dec. 31, 2002                   --            --          1.39%         1.43%         1.41%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.00%         1.10%         1.25%
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --         (1.79%)       (1.79%)       (0.94%)
For the year ended Dec. 31, 2002               (27.00%)          --         (5.45%)       (6.36%)       (6.67%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          160

                                             UTRS4        WSTR5(8)      WSTR3(8)      WSTR8(8)      USUT1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.11            --            --            --            --
At Dec. 31, 2001                           $     1.10            --            --            --            --
At Dec. 31, 2002                           $     1.03    $     0.93    $     0.93    $     0.93    $     0.87
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,493            --            --            --            --
At Dec. 31, 2002                                8,646            11            26             6            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    3,839            --            --            --            --
At Dec. 31, 2002                           $    8,870    $       10    $       24    $        5            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.87%           --            --            --            --
For the year ended Dec. 31, 2002                 1.46%         0.06%         0.01%         0.03%           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.35%           --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (0.90%)          --            --            --            --
For the year ended Dec. 31, 2002                (6.36%)       (7.00%)       (7.00%)       (7.00%)      (13.00%)
-------------------------------------------------------------------------------------------------------------

                                            USUT2(4)       PSUT1        USUT4(4)      WSUT5(8)      WSUT3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.01            --            --            --
At Dec. 31, 2001                                   --    $     0.75            --            --            --
At Dec. 31, 2002                           $     0.87    $     0.57    $     0.87    $     0.85    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           126            --            --            --
At Dec. 31, 2002                                   23           209             5             6            10
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $       95            --            --            --
At Dec. 31, 2002                           $       20    $      119    $        5    $        5    $        8
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          2.76%           --            --            --
For the year ended Dec. 31, 2002                   --          2.30%           --          0.02%         0.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.25%           --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (25.74%)          --            --            --
For the year ended Dec. 31, 2002               (13.00%)      (24.00%)      (13.00%)      (15.00%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSUT8(8)      UOCA1(4)      UOCA2(4)      UOCA3(4)      UOCA4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $     0.78    $     0.78    $     0.78    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --             9           141            39           163
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $        7    $      111    $       30    $      127
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 3.10%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --        (22.00%)      (22.00%)      (22.00%)      (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            WOCA5(7)      WOCA3(7)      WOCA8(7)      UOGS1(4)      UOGS2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.97    $     0.97    $     0.97    $     0.77    $     0.77
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --             4            --            25           123
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $        4            --    $       19    $       95
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (3.00%)       (3.00%)       (3.00%)      (23.00%)      (23.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          161

                                            WOGS7(5)      WOGS6(5)      UOGS4(4)      WOGS5(5)      WOGS4(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.77    $     0.77    $     0.77    $     0.77    $     0.77
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   13           190            56            12             6
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       10    $      147    $       43    $        9    $        5
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.20%         1.25%         1.35%         1.40%         1.45%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (23.00%)      (23.00%)      (23.00%)      (23.00%)      (23.00%)
-------------------------------------------------------------------------------------------------------------

                                            WOGS3(5)      WOGS8(7)      WOGS2(5)      UOHI1(4)      UOHI2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.77    $     0.93            --    $     0.96    $     0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   78             9            --            18           136
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       60    $        8            --    $       18    $      131
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.65%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (23.00%)       (7.00%)          --         (4.00%)       (4.00%)
-------------------------------------------------------------------------------------------------------------

                                            UOHI3(4)      UOHI4(4)      UOSM1(4)      UOSM2(4)      UOSM3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.96    $     0.96    $     0.79    $     0.79    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                    4            76            33           199            65
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $        4    $       73    $       26    $      158    $       52
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (4.00%)       (4.00%)      (21.00%)      (21.00%)      (21.00%)
-------------------------------------------------------------------------------------------------------------

                                            UOSM4(4)      WOSM5(6)      WOSM3(6)      WOSM8(6)      USTB1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.79    $     0.95    $     0.95    $     0.95    $     1.04
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   87             4             5            13            38
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       69    $        3    $        4    $       12    $       39
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (21.00%)       (5.00%)       (5.00%)       (5.00%)        4.00%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          162

                                            USTB2(4)      WSTB7(5)      WSTB6(5)      USTB4(4)      WSTB5(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     1.04    $     1.03    $     1.03    $     1.03    $     1.03
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                  161           111           212           148            10
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $      167    $      114    $      219    $      153    $       10
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 4.00%         3.00%         3.00%         3.00%         3.00%
-------------------------------------------------------------------------------------------------------------

                                            WSTB4(5)      WSTB3(5)      WSTB8(7)      WSTB2(5)       UGIN1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --    $     1.07
At Dec. 31, 2001                                   --            --            --            --    $     0.99
At Dec. 31, 2002                           $     1.03    $     1.03            --            --    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --           287
At Dec. 31, 2002                                   83            73            --            --           379
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --    $      285
At Dec. 31, 2002                           $       85    $       76            --            --    $      301
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --          0.19%
For the year ended Dec. 31, 2002                   --            --            --            --          1.73%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --          1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --         (7.48%)
For the year ended Dec. 31, 2002                 3.00%         3.00%           --            --        (20.20%)
-------------------------------------------------------------------------------------------------------------

                                             UGIN2         PGIN1         UGIN4          EPG         WGIN3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.07    $     1.03    $     1.07    $     1.26            --
At Dec. 31, 2001                           $     0.99    $     0.95    $     0.98    $     1.16            --
At Dec. 31, 2002                           $     0.79    $     0.76    $     0.79    $     0.93    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,166           963         1,109         6,280            --
At Dec. 31, 2002                                1,991         1,583         1,879         5,706            22
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,153    $      918    $    1,091    $    7,290            --
At Dec. 31, 2002                           $    1,576    $    1,208    $    1,478    $    5,291    $       18
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.44%         0.70%         0.72%         1.62%           --
For the year ended Dec. 31, 2002                 1.39%         1.37%         1.33%         1.59%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.25%         1.35%         1.40%           --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (7.48%)       (7.77%)       (8.41%)       (7.94%)          --
For the year ended Dec. 31, 2002               (20.20%)      (20.00%)      (19.39%)      (19.83%)      (19.00%)
-------------------------------------------------------------------------------------------------------------

                                            WGIN8(8)      UIGR1(4)      UIGR2(4)       WIGR7         PIGR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.83    $     1.15
At Dec. 31, 2001                                   --            --            --    $     0.65    $     0.90
At Dec. 31, 2002                                   --    $     0.80    $     0.80    $     0.53    $     0.73
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --         3,906         4,731
At Dec. 31, 2002                                   --            33           436         3,982         4,994
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $    2,550    $    4,269
At Dec. 31, 2002                                   --    $       26    $      347    $    2,115    $    3,662
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --          0.27%         0.25%
For the year ended Dec. 31, 2002                 1.89%           --            --          0.84%         0.83%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.20%         1.25%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (21.69%)      (21.74%)
For the year ended Dec. 31, 2002                   --        (20.00%)      (20.00%)      (18.46%)      (18.89%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY                          163

                                            UIGR4(4)        EPL          WIGR4         WIGR3        WIGR8(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.19    $     0.75    $     0.75            --
At Dec. 31, 2001                                   --    $     0.93    $     0.59    $     0.59            --
At Dec. 31, 2002                           $     0.79    $     0.76    $     0.48    $     0.48    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --         1,775         6,094         4,040            --
At Dec. 31, 2002                                  544         1,856         5,517         3,437             7
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $    1,651    $    3,579    $    2,371            --
At Dec. 31, 2002                           $      432    $    1,401    $    2,629    $    1,635    $        6
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.31%         0.25%         0.27%           --
For the year ended Dec. 31, 2002                   --          0.87%         0.86%         0.86%         0.03%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.40%         1.45%         1.50%           --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (21.85%)      (21.33%)      (21.33%)          --
For the year ended Dec. 31, 2002               (21.00%)      (18.28%)      (18.64%)      (18.64%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                             WIGR2        UPRE1(4)      UPRE2(4)      UPRE3(4)      UPRE4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.75            --            --            --            --
At Dec. 31, 2001                           $     0.59            --            --            --            --
At Dec. 31, 2002                           $     0.47    $     0.81    $     0.81            --    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  730            --            --            --            --
At Dec. 31, 2002                                  666             1            57            --             7
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      427            --            --            --            --
At Dec. 31, 2002                           $      315            --    $       46            --    $        5
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.27%           --            --            --            --
For the year ended Dec. 31, 2002                 0.85%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.65%           --            --            --            --
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (21.33%)          --            --            --            --
For the year ended Dec. 31, 2002               (20.34%)      (19.00%)      (19.00%)          --        (19.00%)
-------------------------------------------------------------------------------------------------------------

                                              UVIS1        UVIS2         WVIS7         UVIS3         UVIS4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.92    $     0.92    $     0.75    $     0.92    $     0.92
At Dec. 31, 2001                           $     0.60    $     0.60    $     0.49    $     0.60    $     0.60
At Dec. 31, 2002                           $     0.42    $     0.41    $     0.34    $     0.41    $     0.41
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  265         2,325         4,717         1,024         7,086
At Dec. 31, 2002                                  163         2,476         4,476         1,020         3,391
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      160    $    1,403    $    2,309    $      618    $    4,260
At Dec. 31, 2002                           $       68    $    1,026    $    1,502    $      422    $    1,396
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.20%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (34.78%)      (34.78%)      (34.67%)      (34.78%)      (34.78%)
For the year ended Dec. 31, 2002               (30.00%)      (31.67%)      (30.61%)      (31.67%)      (31.67%)
-------------------------------------------------------------------------------------------------------------

                                              EPT          WVIS4         WVIS3        WVIS8(8)       WVIS2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.40    $     0.74    $     0.74            --    $     0.73
At Dec. 31, 2001                           $     0.92    $     0.48    $     0.48            --    $     0.48
At Dec. 31, 2002                           $     0.63    $     0.33    $     0.33            --    $     0.33
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  782         6,122         4,624            --           668
At Dec. 31, 2002                                  888         5,352         3,966            --           608
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      717    $    2,952    $    2,228            --    $      321
At Dec. 31, 2002                           $      558    $    1,765    $    1,306            --    $      199
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%           --          1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (34.29%)      (35.14%)      (35.14%)          --        (34.25%)
For the year ended Dec. 31, 2002               (31.52%)      (31.25%)      (31.25%)          --        (31.25%)
-------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.
(4) Operations commenced on May 21, 2002.
(5) Operations commenced on May 1, 2002.
(6) Operations commenced on July 31, 2002.
(7) Operations commenced on Aug. 30, 2002.
(8) Operations commenced on March 1, 2002.
(9) Operations commenced on May 1, 2001.


                                                              45273-20 F (11/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  OCT. 27, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 16
Rating Agencies                                                            p. 17
Principal Underwriter                                                      p. 17
Independent Auditors                                                       p. 17
Condensed Financial Information (Unaudited)                                p. 18
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 1 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                           PERFORMANCE OF
                                                                                           THE SUBACCOUNT

SUBACCOUNT  INVESTING IN:                                                              SINCE COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                              --
UBND9         Diversified Bond Fund (10/03; 10/81)                                                --
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                        --
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                                --
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                         --
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                                 --
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(3)                                           --
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(3)                                      --
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                              --
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(3)                                        --
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(3)                                          --
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(3)                                      --
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(3)                                              --
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(3)                                         --
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(3)                                --
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(3)                                             --
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(3)                                               --
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(3)                                      --
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(3)                                    --
            FIDELITY(R) VIP
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(4)                                 --
            FTVIPT
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(5)                           --
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                         --
            PUTNAM VARIABLE TRUST
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(6)              --

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                    (8.82%)     0.77%      1.30%      3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                                      (4.85)      1.00       3.94       6.97
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                             (27.07)        --         --      (8.34)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                     (29.66)     (3.15)        --       2.13
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                              (20.84)        --         --     (11.43)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                      (30.12)        --         --     (22.60)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(3)                                (29.84)        --         --     (22.40)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(3)                           (30.32)        --         --      (5.00)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                       --         --         --      (4.95)(c)
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(3)                             (30.21)        --         --     (13.46)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(3)                               (18.66)     (4.03)        --       2.22
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(3)                           (28.30)     (4.58)        --      (2.64)
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(3)                                   (34.28)        --         --      (6.32)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(3)                               (3.63)        --         --       2.43
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(3)                     (19.39)        --         --      (5.58)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(3)                                  (34.02)        --         --     (10.24)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(3)                                    (32.88)     (3.22)        --      (1.11)
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(3)                           (21.30)        --         --       3.34
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(3)                           4.30       2.20         --       2.69
            FIDELITY(R) VIP
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(4)                      (18.93)        --         --      11.97
            FTVIPT
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(5)                (20.55)      0.64         --       3.58
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)              (24.83)        --         --      (4.21)
            PUTNAM VARIABLE TRUST
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(6)   (25.84)     (0.98)        --       1.50



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 2 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                           PERFORMANCE OF
                                                                                           THE SUBACCOUNT

SUBACCOUNT  INVESTING IN:                                                              SINCE COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                              --
UBND9         Diversified Bond Fund (10/03; 10/81)                                                --
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                        --
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                                --
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                         --
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                                 --
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(3)                                           --
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(3)                                      --
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                              --
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(3)                                        --
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(3)                                          --
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(3)                                      --
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(3)                                              --
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(3)                                         --
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(3)                                --
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(3)                                             --
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(3)                                               --
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(3)                                      --
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(3)                                    --
            FIDELITY(R) VIP
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(4)                                 --
            FTVIPT
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(5)                           --
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                         --
            PUTNAM VARIABLE TRUST
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(6)              --

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                    (1.76%)     1.14%      1.30%      3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                                       2.56       1.36       3.94       6.97
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                             (21.60)        --         --      (7.31)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                     (24.41)     (2.81)        --       2.13
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                              (14.83)        --         --      (7.17)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                      (24.91)        --         --     (18.62)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(3)                                (24.61)        --         --     (20.83)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(3)                           (25.14)        --         --      (4.66)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                       --         --         --       2.45(c)
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(3)                             (25.01)        --         --     (12.48)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(3)                               (12.46)     (3.69)        --       2.22
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(3)                           (22.93)     (4.25)        --      (2.64)
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(3)                                   (29.43)        --         --      (5.98)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(3)                                3.88         --         --       3.49
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(3)                     (13.25)        --         --      (5.19)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(3)                                  (29.16)        --         --      (9.43)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(3)                                    (27.92)     (2.89)        --      (1.11)
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(3)                           (15.33)        --         --       3.72
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(3)                          12.30       2.57         --       2.69
            FIDELITY(R) VIP
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(4)                      (12.75)        --         --      12.32
            FTVIPT
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(5)                (14.51)      1.00         --       3.58
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)              (19.16)        --         --      (3.85)
            PUTNAM VARIABLE TRUST
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(6)   (20.26)     (0.63)        --       1.50



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 3 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                              PERFORMANCE OF
                                                                                              THE SUBACCOUNT
                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                       (7.29%)       0.26%
PBND1         Diversified Bond Fund (11/99; 10/81)                                         (3.33)        2.63
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                                (25.65)       (8.38)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                        (28.25)      (14.63)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                                      --       (26.66)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                              --       (28.80)(b)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --       (11.23)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --       (13.12)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                           --        (3.69)(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --       (10.47)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --        (7.23)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --       (14.54)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --        (8.53)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --        (3.89)(b)
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --       (13.57)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --       (11.55)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --       (10.57)(b)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --       (11.45)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --         0.43(b)
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                          (17.47)      (10.13)
            FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)                   (19.09)       (0.11)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                      --       (25.45)(b)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                                            (24.41)      (12.20)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                    (7.29%)     1.72%      2.97%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)                                      (3.33)      1.92       5.61       8.66
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                             (25.65)        --         --      (7.55)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                     (28.25)     (2.23)        --       3.43
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               (19.38)        --         --     (10.51)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       (28.71)        --         --     (21.70)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (28.43)        --         --     (21.16)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (28.92)        --         --      (4.10)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                        --         --         --      (3.69)(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (28.80)        --         --     (12.66)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (17.20)     (3.12)        --       3.36
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (26.88)     (3.65)        --      (1.77)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (32.89)        --         --      (5.40)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                (2.09)        --         --       3.37
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (17.93)        --         --      (4.76)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (32.64)        --         --      (9.28)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (31.49)     (2.29)        --      (0.25)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (19.85)        --         --       4.31
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                            6.01       3.20         --       3.64
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                       (17.47)        --         --      13.02
            FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)                (19.09)      1.56         --       4.87
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               (23.39)        --         --      (3.34)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                                         (24.41)     (0.06)        --       2.44



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 4 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                       (0.10%)       2.36%
PBND1         Diversified Bond Fund (11/99; 10/81)                                          4.21         4.67
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                                (20.05)       (6.48)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                        (22.88)      (12.86)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                                      --       (21.15)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                              --       (23.47)(b)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --        (4.38)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --        (6.43)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                           --         3.82(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --        (3.56)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --        (0.03)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --        (7.98)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --        (1.45)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --         3.60(b)
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --        (6.93)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --        (4.73)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --        (3.67)(b)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --        (4.62)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --         8.30(b)
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                          (11.16)       (6.10)
            FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)                   (12.92)        1.97
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                      --       (19.83)(b)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                                            (18.71)      (10.37)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                    (0.10%)     2.82%      2.97%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)                                       4.21       3.01       5.61       8.66
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                             (20.05)        --         --      (5.69)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                     (22.88)     (1.17)        --       3.80
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               (13.24)        --         --      (5.55)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       (23.38)        --         --     (17.06)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (23.07)        --         --     (19.27)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (23.61)        --         --      (3.02)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                        --         --         --       3.82(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (23.48)        --         --     (10.88)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (10.87)     (2.05)        --       3.72
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (21.39)     (2.61)        --      (1.02)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (27.93)        --         --      (4.36)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                 5.55         --         --       5.17
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (11.66)        --         --      (3.56)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (27.65)        --         --      (7.83)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (26.40)     (1.24)        --       0.51
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (13.75)        --         --       5.39
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                           14.01       4.24         --       4.35
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                       (11.16)        --         --      14.04
            FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)                (12.92)      2.66         --       5.25
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               (17.60)        --         --      (2.21)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                                         (18.71)      1.03         --       3.17



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 5 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                        (8.58%)        (1.41%)
SBND2         Diversified Bond Fund (5/00; 10/81)                                          (4.63)          2.46
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                                 (26.89)         (7.87)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                         (29.49)        (22.03)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                                      --         (27.84)(b)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                              --         (12.28)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --         (12.38)(b)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --         (14.26)(b)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                           --          (4.84)(b)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --         (11.62)(b)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --          (8.38)(b)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --         (15.69)(b)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --          (9.68)(b)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --          (5.05)(b)
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --         (14.72)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --         (12.70)(b)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --         (11.72)(b)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --         (12.61)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --          (0.73)(b)
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                          (18.73)        (10.94)
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)                    (20.35)         (0.48)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                      --         (15.14)(b)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                             (25.66)        (22.93)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                     (8.58%)     1.03%      1.56%      3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)                                       (4.63)      1.25       4.21       7.24
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                              (26.89)        --         --      (8.11)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                      (29.49)     (2.91)        --       2.39
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                               (20.64)        --         --     (11.21)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                       (29.93)        --         --     (22.39)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (29.66)        --         --     (22.21)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (30.16)        --         --      (4.76)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                        --         --         --      (4.84)(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (30.04)        --         --     (13.25)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (18.46)     (3.79)        --       2.27
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (28.12)     (4.34)        --      (2.42)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (34.12)        --         --      (6.09)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                (3.39)        --         --       2.70
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (19.19)        --         --      (5.34)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (33.86)        --         --     (10.02)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (32.72)     (2.98)        --      (0.89)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (21.11)        --         --       3.60
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                            4.58       2.46         --       2.93
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                       (18.73)        --         --      12.26
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)                 (20.35)      0.90         --       3.84
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)               (24.64)        --         --      (3.97)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                          (25.66)     (0.73)        --       1.76



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 6 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                        (1.50%)       0.67%
SBND2         Diversified Bond Fund (5/00; 10/81)                                           2.79         4.58
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                                 (21.40)       (6.12)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                         (24.22)      (20.54)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                                      --       (22.43)(b)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                              --        (5.52)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --        (5.63)(b)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --        (7.68)(b)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                           --         2.56(b)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --        (4.81)(b)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --        (1.29)(b)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --        (9.23)(b)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --        (2.70)(b)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --         2.34(b)
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --        (8.18)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --        (5.98)(b)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --        (4.92)(b)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --        (5.88)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --         7.03(b)
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                          (12.53)       (7.47)
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)                    (14.29)        1.45
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                      --        (8.63)(b)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                             (20.06)      (21.45)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                     (1.50%)     1.39%      1.56%      3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)                                        2.79       1.62       4.21       7.24
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                              (21.40)        --         --      (7.07)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                      (24.22)     (2.57)        --       2.39
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                               (14.61)        --         --      (6.93)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                       (24.70)        --         --     (18.40)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (24.42)        --         --     (20.63)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (24.95)        --         --      (4.42)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                        --         --         --       2.56(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (24.82)        --         --     (12.26)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (12.24)     (3.45)        --       2.27
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (22.74)     (4.01)        --      (2.42)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (29.26)        --         --      (5.75)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                                 4.14         --         --       3.75
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (13.03)        --         --      (4.95)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (28.98)        --         --      (9.21)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (27.74)     (2.64)        --      (0.89)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (15.12)        --         --       3.98
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                           12.58       2.83         --       2.93
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                       (12.53)        --         --      12.61
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)                 (14.29)      1.26         --       3.84
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)               (18.95)        --         --      (3.61)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                          (20.06)     (0.38)        --       1.76



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 7 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                        (7.07%)      (0.33%)
UBND1         Diversified Bond Fund (5/02; 10/81)                                             --        (3.65)(b)
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                                     --       (26.68)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                         (28.07)      (20.66)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                                      --       (26.12)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                              --       (28.69)(b)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --       (11.14)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --       (13.03)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                           --        (3.59)(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --       (10.38)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --        (7.13)(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --       (14.45)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --        (8.43)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --        (3.79)(b)
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --       (13.48)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --       (11.46)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --       (10.48)(b)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --       (11.36)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --         0.54(b)
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                              --       (20.65)(b)
            FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)                    (18.89)       (1.98)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                      --       (25.33)(b)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                                 --       (25.69)(b)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                     (7.07%)    1.97%       3.22%      5.07%
UBND1         Diversified Bond Fund (5/02; 10/81)                                       (3.07)     2.21        5.89       8.94
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                              (25.46)       --          --      (7.32)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                      (28.07)    (1.98)         --       3.69
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                               (19.18)       --          --     (10.29)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       (28.53)       --          --     (21.51)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (28.25)       --          --     (20.96)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (28.74)       --          --      (3.86)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                        --        --          --      (3.59)(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (28.62)       --          --     (12.44)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (16.99)    (2.88)         --       3.80
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (26.70)    (3.41)         --      (1.52)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (32.73)       --          --      (5.17)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                                (1.85)       --          --       3.64
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (17.72)       --          --      (4.52)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (32.47)       --          --      (9.06)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (31.32)    (2.04)         --       0.01
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (19.65)       --          --       4.59
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                            6.30      3.47          --       3.91
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                       (17.26)       --          --      13.31
            FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)                 (18.89)     1.83          --       5.14
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               (23.20)       --          --      (3.10)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                          (24.22)     0.19          --       2.71



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

TABLE 8 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                         0.14%        2.20%
UBND1         Diversified Bond Fund (5/02; 10/81)                                             --         3.85(b)
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                                     --       (21.17)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                         (22.69)      (18.68)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                                      --       (20.57)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                              --       (23.36)(b)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                        --        (4.28)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                   --        (6.33)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                           --         3.93(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                     --        (3.46)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                                       --         0.08(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                   --        (7.88)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                                           --        (1.34)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                                      --         3.71(b)
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(3)                             --        (6.83)(b)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                                          --        (4.63)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                            --        (3.57)(b)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(3)                                   --        (4.53)(b)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 --         8.41(b)
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                              --       (14.62)(b)
            FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)                    (12.71)        0.46
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                      --       (19.71)(b)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                                 --       (20.09)(b)

                                                                                                   PERFORMANCE OF
                                                                                                      THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                              1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                      0.14%      3.06%      3.22%      5.07%
UBND1         Diversified Bond Fund (5/02; 10/81)                                        4.49       3.29       5.89       8.94
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                              (19.85)        --         --      (5.45)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                      (22.69)     (0.92)        --       4.06
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                               (13.03)        --         --      (5.31)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       (23.19)        --         --     (16.85)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                 (22.88)        --         --     (19.07)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                            (23.41)        --         --      (2.78)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                        --         --         --       3.93(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                              (23.29)        --         --     (10.66)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                                (10.64)     (1.81)        --       4.15
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                            (21.19)     (2.37)        --      (0.77)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                                    (27.74)        --         --      (4.12)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                                 5.82         --         --       5.43
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(3)                      (11.44)        --         --      (3.31)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                                   (27.46)        --         --      (7.59)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                     (26.21)     (1.00)        --       0.77
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(3)                            (13.53)        --         --       5.66
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                           14.30       4.50         --       4.61
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                       (10.94)        --         --      14.33
            FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)                 (12.71)      2.92         --       5.51
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               (17.39)        --         --      (1.97)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                          (18.51)      1.28         --       3.42



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(4) Initial offering of the Service Class 2 took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Dec. 28, 1998 are those of the Service Class, which reflects a 12b-1 fee of 0.10%. If Service Class 2's 12b-1 fee had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV or GMIB - 6% Rising Floor and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT       INVESTING IN:                                          SIMPLE YIELD      COMPOUND YIELD
UCMG1            AXP(R) Variable Portfolio - Cash Management Fund          (0.22%)            (0.22%)
UCMG1            AXP(R) Variable Portfolio - Cash Management Fund          (0.31)             (0.31)
PCMG1            AXP(R) Variable Portfolio - Cash Management Fund          (0.48)             (0.48)
UCMG4            AXP(R) Variable Portfolio - Cash Management Fund          (0.58)             (0.57)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT       INVESTING IN:                                             YIELD
PBND1            AXP(R) Variable Portfolio - Diversified Bond Fund         5.15%
ESI              AXP(R) Variable Portfolio - Diversified Bond Fund         5.20
SBND2            AXP(R) Variable Portfolio - Diversified Bond Fund         5.33
SBND1            AXP(R) Variable Portfolio - Diversified Bond Fund         5.23
UBND1            AXP(R) Variable Portfolio - Diversified Bond Fund         5.10
UBND2            AXP(R) Variable Portfolio - Diversified Bond Fund         5.07
UBND4            AXP(R) Variable Portfolio - Diversified Bond Fund         5.13


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                         www.ambest.com
Fitch                             www.fitchratings.com
Moody's                           www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.06   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.06   $  1.06   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    697       554        53
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.22%)

SUBACCOUNT UBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     63        --        --

SUBACCOUNT UDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.78        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     26        --        --

SUBACCOUNT UNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  0.76   $  0.92   $  1.00
Accumulation unit value at end of period                                                               $  0.59   $  0.76   $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                     95        20        --

SUBACCOUNT USVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     21        --        --

SUBACCOUNT UABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.76        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    113        --        --

SUBACCOUNT UEBC1 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     12        --        --

SUBACCOUNT UECG1 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     38        --        --

SUBACCOUNT UECB1 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    241        --        --

SUBACCOUNT UEEI1 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     34        --        --

SUBACCOUNT UEFF1 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     10        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGO1 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.92        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     12        --        --

SUBACCOUNT UEGR1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      8        --        --

SUBACCOUNT UEHI1 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     95        --        --

SUBACCOUNT UEIG1 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     31        --        --

SUBACCOUNT UEMA1 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      7        --        --

SUBACCOUNT UEOE1 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     86        --        --

SUBACCOUNT UESM1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     75        --        --

SUBACCOUNT UEST1 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.08        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT UFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.85        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     94        --        --

SUBACCOUNT UMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.16   $  1.09   $  1.00
Accumulation unit value at end of period                                                               $  1.01   $  1.16   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    753        61        21

SUBACCOUNT UOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     33        --        --

SUBACCOUNT UIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.80        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     33        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.01   $  1.00   $  1.00
Accumulation unit value at end of period                                                               $  1.01   $  1.01   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                  2,933     2,828        --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.31%).

SUBACCOUNT UBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    215        --        --

SUBACCOUNT UDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.78        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    187        --        --

SUBACCOUNT UNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  0.76   $  0.92   $  1.00
Accumulation unit value at end of period                                                               $  0.59   $  0.76   $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    704        81        --

SUBACCOUNT USVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     67        --        --

SUBACCOUNT UABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.76        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    711        --        --

SUBACCOUNT UEBC2 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    170        --        --

SUBACCOUNT UECG2 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    299        --        --

SUBACCOUNT UECB2 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    892        --        --

SUBACCOUNT UEEI2 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    388        --        --

SUBACCOUNT UEFF2 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    132        --        --

SUBACCOUNT UEGO2 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.92        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    192        --        --

SUBACCOUNT UEGR2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    173        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEHI2 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    202        --        --

SUBACCOUNT UEIG2 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    213        --        --

SUBACCOUNT UEMA2 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     64        --        --

SUBACCOUNT UEOE2 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    351        --        --

SUBACCOUNT UESM2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    482        --        --

SUBACCOUNT UEST2 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.08        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    137        --        --

SUBACCOUNT UFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.85        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    773        --        --

SUBACCOUNT UMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.16   $  1.09   $  1.00
Accumulation unit value at end of period                                                               $  1.01   $  1.16   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                  5,681     1,321         7

SUBACCOUNT UOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    199        --        --

SUBACCOUNT UIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.80        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    436        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.09   $  1.08   $  1.00
Accumulation unit value at end of period                                                               $  0.87   $  1.09   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    573       428        98

SUBACCOUNT WNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.71   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  0.55   $  0.71   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                  1,714     1,471     1,038

SUBACCOUNT WSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     22        --        --

SUBACCOUNT WMDC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                         $  1.06   $  1.00        --
Accumulation unit value at end of period                                                               $  0.95   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,005       667        --

SUBACCOUNT WMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.25   $  1.18   $  1.00
Accumulation unit value at end of period                                                               $  1.08   $  1.25   $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                    875       521       245

SUBACCOUNT WIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.65   $  0.83   $  1.00
Accumulation unit value at end of period                                                               $  0.53   $  0.65   $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                                  3,982     3,906     2,927


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                                               $  1.08   $  1.05   $  1.01   $  1.00
Accumulation unit value at end of period                                                     $  1.08   $  1.08   $  1.05   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                        2,516     2,250        --        --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.48%).

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $  1.11   $  1.05   $  1.01   $  1.00
Accumulation unit value at end of period                                                     $  1.16   $  1.11   $  1.05   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                          179        99        82        --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                               $  1.01   $  1.00   $  1.02   $  1.00
Accumulation unit value at end of period                                                     $  0.81   $  1.01   $  1.00   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          536       342       244        --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                                               $  0.85   $  1.03   $  1.15   $  1.00
Accumulation unit value at end of period                                                     $  0.66   $  0.85   $  1.03   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                        4,063     3,478     1,937        --

SUBACCOUNT WSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           28        --        --        --

SUBACCOUNT UABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.76        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           90        --        --        --

SUBACCOUNT UEBC3 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           20        --        --        --

SUBACCOUNT UECG3 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           39        --        --        --

SUBACCOUNT UECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          301        --        --        --

SUBACCOUNT UEEI3 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           29        --        --        --

SUBACCOUNT UEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.00        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            8        --        --        --

SUBACCOUNT UEGO3 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.92        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           23        --        --        --

SUBACCOUNT UEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.99        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           26        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          133        --        --        --

SUBACCOUNT UEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           40        --        --        --

SUBACCOUNT UEMA3 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           11        --        --        --

SUBACCOUNT UEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           42        --        --        --

SUBACCOUNT UESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          157        --        --        --

SUBACCOUNT UEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.08        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           74        --        --        --

SUBACCOUNT WMDC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                                     $  0.95   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                        1,445       522        --        --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                               $  1.22   $  1.16   $  1.03   $  1.00
Accumulation unit value at end of period                                                     $  1.06   $  1.22   $  1.16   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                        2,393       252        --        --

SUBACCOUNT UOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           65        --        --        --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                               $  0.90   $  1.15   $  1.29   $  1.00
Accumulation unit value at end of period                                                     $  0.73   $  0.90   $  1.15   $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                        4,994     4,731     2,474        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.05   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.05   $  1.05   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  3,130     3,857       618
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.58%) AND (0.57%).

SUBACCOUNT UBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    309        --        --

SUBACCOUNT UDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.78        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    309        --        --

SUBACCOUNT UNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  0.75   $  0.92   $  1.00
Accumulation unit value at end of period                                                               $  0.58   $  0.75   $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    683       193        32

SUBACCOUNT USVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     45        --        --

SUBACCOUNT UABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.76        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    517        --        --

SUBACCOUNT UEBC4 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    108        --        --

SUBACCOUNT UECG4 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    216        --        --

SUBACCOUNT UECB4 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    756        --        --

SUBACCOUNT UEEI4 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    174        --        --

SUBACCOUNT UEFF4 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     26        --        --

SUBACCOUNT UEGO4 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.92        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    124        --        --

SUBACCOUNT UEGR4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     47        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEHI4 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    336        --        --

SUBACCOUNT UEIG4 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    145        --        --

SUBACCOUNT UEMA4 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     83        --        --

SUBACCOUNT UEOE4 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    276        --        --

SUBACCOUNT UESM4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    396        --        --

SUBACCOUNT UEST4 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.08        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    325        --        --

SUBACCOUNT UFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.85        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    503        --        --

SUBACCOUNT UMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                         $  1.15   $  1.09   $  1.00
Accumulation unit value at end of period                                                               $  1.00   $  1.15   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                  6,327     1,374        15

SUBACCOUNT UOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     87        --        --

SUBACCOUNT UIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    544        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/21/1995)
Accumulation unit value at beginning of period                                               $  1.26   $  1.24   $  1.18   $  1.15
Accumulation unit value at end of period                                                     $  1.26   $  1.26   $  1.24   $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                        8,572     8,409     4,421       941

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $  1.47   $  1.38   $  1.33   $  1.33
Accumulation unit value at end of period                                                     $  1.53   $  1.47   $  1.38   $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                        7,272     8,923     9,498     8,127

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $  1.09   $  1.08   $  1.00        --
Accumulation unit value at end of period                                                     $  0.87   $  1.09   $  1.08        --
Number of accumulation units outstanding at end of period (000 omitted)                          238       115         7        --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period                                               $  1.27   $  1.54   $  1.72   $  1.32
Accumulation unit value at end of period                                                     $  0.98   $  1.27   $  1.54   $  1.72
Number of accumulation units outstanding at end of period (000 omitted)                        3,938     4,237     3,717     2,141

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           35        --        --        --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           11        --        --        --

SUBACCOUNT WEBC5 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           10        --        --        --

SUBACCOUNT WECG5 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           13        --        --        --

SUBACCOUNT WECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          106        --        --        --

SUBACCOUNT WEEI5 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            9        --        --        --

SUBACCOUNT WEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.00        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEGO5 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.92        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           10        --        --        --

SUBACCOUNT WEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.99        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            4        --        --        --

YEAR ENDED DEC. 31,                                                                           1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/21/1995)
Accumulation unit value at beginning of period                                               $  1.11   $  1.07   $  1.03   $  1.00
Accumulation unit value at end of period                                                     $  1.15   $  1.11   $  1.07   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          749       231       241       132

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $  1.33   $  1.24   $  1.17   $  1.00
Accumulation unit value at end of period                                                     $  1.33   $  1.33   $  1.24   $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                        5,689     2,544     1,377       414

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period                                               $  1.05   $  1.00        --        --
Accumulation unit value at end of period                                                     $  1.32   $  1.05        --        --
Number of accumulation units outstanding at end of period (000 omitted)                        1,108        69        --        --

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEBC5 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WECG5 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEEI5 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEGO5 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          103        --        --        --

SUBACCOUNT WEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           12        --        --        --

SUBACCOUNT WEMA5 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            4        --        --        --

SUBACCOUNT WEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.96        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           13        --        --        --

SUBACCOUNT WESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            7        --        --        --

SUBACCOUNT WEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  1.08        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            4        --        --        --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                                     $  0.94   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                          250        94        --        --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period                                               $  1.23   $  1.17   $  1.05   $  1.00
Accumulation unit value at end of period                                                     $  1.07   $  1.23   $  1.17   $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          966       546       170        31

SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $  1.00        --        --        --
Accumulation unit value at end of period                                                     $  0.95        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                            4        --        --        --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period                                               $  0.93   $  1.19   $  1.33   $  1.00
Accumulation unit value at end of period                                                     $  0.76   $  0.93   $  1.19   $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                        1,856     1,775     2,192       347

YEAR ENDED DEC. 31,                                                                           1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEMA5 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period                                                    --        --        --        --
Accumulation unit value at end of period                                                          --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                           --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.09   $  1.08   $  1.00
Accumulation unit value at end of period                                                               $  0.87   $  1.09   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    608       455        63

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.71   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  0.54   $  0.71   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                  1,916     1,815       868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     35        --        --

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                         $  1.06   $  1.00        --
Accumulation unit value at end of period                                                               $  0.94   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                                    723       367        --

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.17   $  1.11   $  1.00
Accumulation unit value at end of period                                                               $  1.02   $  1.17   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  1,165       691       102

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.59   $  0.75   $  1.00
Accumulation unit value at end of period                                                               $  0.48   $  0.59   $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                                  5,517     6,094     3,827


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                         $  1.05   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.04   $  1.05   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  4,222     3,979     2,613

SUBACCOUNT SBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.09   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.14   $  1.09   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    264       317        64

SUBACCOUNT WDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.09   $  1.08   $  1.00
Accumulation unit value at end of period                                                               $  0.87   $  1.09   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    368       223        66

SUBACCOUNT WNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.71   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  0.54   $  0.71   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                  2,700     3,128     2,130

SUBACCOUNT WSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     22        --        --

SUBACCOUNT WABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     40        --        --

SUBACCOUNT WEBC3 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     14        --        --

SUBACCOUNT WECG3 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     28        --        --

SUBACCOUNT WECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     92        --        --

SUBACCOUNT WEEI3 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     16        --        --

SUBACCOUNT WEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEGO3 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.92        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     13        --        --

SUBACCOUNT WEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      6        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     19        --        --

SUBACCOUNT WEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     14        --        --

SUBACCOUNT WEMA3 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      6        --        --

SUBACCOUNT WEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     44        --        --

SUBACCOUNT WESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     22        --        --

SUBACCOUNT WEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.08        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      6        --        --

SUBACCOUNT WMDC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                         $  1.06   $  1.00        --
Accumulation unit value at end of period                                                               $  0.94   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                                    559       156        --

SUBACCOUNT WMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.17   $  1.11   $  1.00
Accumulation unit value at end of period                                                               $  1.02   $  1.17   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  1,063       324        39

SUBACCOUNT WOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      5        --        --

SUBACCOUNT WIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.59   $  0.75   $  1.00
Accumulation unit value at end of period                                                               $  0.48   $  0.59   $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                                  3,437     4,040     2,678


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                         $  1.05   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.04   $  1.05   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 12,876    11,399    11,511

SUBACCOUNT SBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.09   $  1.03   $  1.00
Accumulation unit value at end of period                                                               $  1.14   $  1.09   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    894     1,363       688

SUBACCOUNT SDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                         $  1.08   $  1.07   $  1.00
Accumulation unit value at end of period                                                               $  0.86   $  1.08   $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    179       367        52

SUBACCOUNT SNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (2/11/2000)
Accumulation unit value at beginning of period                                                         $  0.74   $  0.90   $  1.00
Accumulation unit value at end of period                                                               $  0.57   $  0.74   $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                                  2,097     2,896     2,468

SUBACCOUNT WSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      3        --        --

SUBACCOUNT WABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEBC8 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      3        --        --

SUBACCOUNT WECG8 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      3        --        --

SUBACCOUNT WECB8 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEEI8 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     21        --        --

SUBACCOUNT WEFF8 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEGO8 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.92        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEGR8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI8 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.03        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEIG8 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEMA8 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WEOE8 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      3        --        --

SUBACCOUNT WESM8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      2        --        --

SUBACCOUNT WEST8 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.08        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WMDC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     27        --        --

SUBACCOUNT SMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                                         $  1.25   $  1.19   $  1.00
Accumulation unit value at end of period                                                               $  1.09   $  1.25   $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                    690       473        79

SUBACCOUNT WOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     13        --        --

SUBACCOUNT WIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.85        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                      7        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.08   $  1.08   $  1.00
Accumulation unit value at end of period                                                               $  0.86   $  1.08   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     36        34         3

SUBACCOUNT WNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.70   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  0.54   $  0.70   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                    363       701       483

SUBACCOUNT WSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --        --

SUBACCOUNT WMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                         $  1.06   $  1.00        --
Accumulation unit value at end of period                                                               $  0.94   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                                     42         8        --

SUBACCOUNT WMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  1.17   $  1.11   $  1.00
Accumulation unit value at end of period                                                               $  1.02   $  1.17   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    123        41         3

SUBACCOUNT WIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                         $  0.59   $  0.75   $  1.00
Accumulation unit value at end of period                                                               $  0.47   $  0.59   $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    666       730       499


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity (comprised of subaccounts UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG2, SCMG1, UBND1, UBND2, PBND1, UBND4, ESI, SBND2, SBND1, UDEI1, UDEI2, WDEI7, PDEI1, UDEI4, WDEI5, WDEI4, WDEI3, SDEI1, WDEI2, UNDM1, UNDM2, WNDM7, PNDM1, UNDM4, EGD, WNDM4, WNDM3, SNDM1, WNDM2, USVA1, USVA2, WSVA7, WSVA6, USVA4, WSVA5, WSVA4, WSVA3, WSVA8, WSVA2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA3, WABA8, UEBC1, UEBC2, UEBC3, UEBC4, WEBC5, WEBC3, WEBC8, UECG1, UECG2, UECG3, UECG4, WECG5, WECG3, WECG8, UECB1, UECB2, UECB3, UECB4, WECB5, WECB3, WECB8, UEEI1, UEEI2, UEEI3, UEEI4, WEEI5, WEEI3, WEEI8, UEFF1, UEFF2, UEFF3, UEFF4, WEFF5, WEFF3, WEFF8, UEGO1, UEGO2, UEGO3, UEGO4, WEGO5, WEGO3, WEGO8, UEGR1, UEGR2, UEGR3, UEGR4, WEGR5, WEGR3, WEGR8, UEHI1, UEHI2, UEHI3, UEHI4, WEHI5, WEHI3, WEHI8, UEIG1, UEIG2, UEIG3, UEIG4, WEIG5, WEIG3, WEIG8, UEMA1, UEMA2, UEMA3, UEMA4, WEMA5, WEMA3, WEMA8, UEOE1, UEOE2, UEOE3, UEOE4, WEOE5, WEOE3, WEOE8, UESM1, UESM2, UESM3, UESM4, WESM5, WESM3, WESM8, UEST1, UEST2, UEST3, UEST4, WEST5, WEST3, WEST8, UFMC1, UFMC2, WMDC7, WMDC6, UFMC4, WMDC5, WMDC4, WMDC3, WMDC8, WMDC2, UMSS1, UMSS2, WMSS7, PMSS1, UMSS4, EMU, WMSS4, WMSS3, SMSS1, WMSS2, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM3, WOSM8, UIGR1, UIGR2, WIGR7, PIGR1, UIGR4, EPL, WIGR4, WIGR3, WIGR8 and WIGR2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                             /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                              UCMG1          UCMG2          PCMG1          UCMG4           EMS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    737,442   $  2,965,452   $  2,707,514   $  3,315,670   $ 10,774,913
                                                            ------------------------------------------------------------------------
    at market value                                         $    737,435   $  2,965,415   $  2,707,497   $  3,315,658   $ 10,774,903
Dividends receivable                                                 521          2,267          1,753          2,531          7,328
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     819             --            674             --         35,164
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     738,775      2,967,682      2,709,924      3,318,189     10,817,395
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   510          2,478          2,227          3,492         10,388
    Administrative charge                                             90            391            304            437          1,246
    Contract terminations                                             --             --             --         30,519             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    600          2,869          2,531         34,448         11,634
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        738,175      2,964,813      2,707,393      3,283,741     10,805,565
Net assets applicable to contracts in payment period                  --             --             --             --            196
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
====================================================================================================================================
Accumulation units outstanding                                   697,432      2,932,646      2,516,248      3,129,964      8,571,906
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.01   $       1.08   $       1.05   $       1.26
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCMG2          SCMG1          UBND1          UBND2          PBND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,479,257   $ 13,416,429   $     64,826   $    220,258   $    204,142
                                                            ------------------------------------------------------------------------
    at market value                                         $  4,479,257   $ 13,416,402   $     65,690   $    223,134   $    207,119
Dividends receivable                                               3,479         10,759            266            821            856
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         44,561             --            153             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,482,736     13,471,722         65,956        224,108        207,975
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 5,387         17,928             47            161            193
    Administrative charge                                            599          1,855              8             25             26
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,986         19,783             55            186            219
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,409,908     13,451,939         65,901        223,922        207,756
Net assets applicable to contracts in payment period              66,842             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
====================================================================================================================================
Accumulation units outstanding                                 4,222,295     12,876,367         63,297        215,197        178,782
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       1.04   $       1.04   $       1.16
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UBND4           ESI           SBND2          SBND1          UDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    315,160   $ 11,517,026   $    296,578   $  1,003,878   $     20,069
                                                            ------------------------------------------------------------------------
    at market value                                         $    318,929   $ 11,099,579   $    300,042   $  1,014,347   $     20,381
Dividends receivable                                               1,254         48,837          1,509          5,123             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     830             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     321,013     11,148,416        301,551      1,019,470         20,381
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   309         12,542            428          1,540             14
    Administrative charge                                             39          1,505             48            159              2
    Contract terminations                                             --          2,945            404          2,118             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    348         16,992            880          3,817             16
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        320,665     11,117,524        300,671      1,015,653         20,365
Net assets applicable to contracts in payment period                  --         13,900             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
====================================================================================================================================
Accumulation units outstanding                                   308,611      7,272,250        264,312        894,148         25,989
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.53   $       1.14   $       1.14   $       0.78
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI2          WDEI7          PDEI1          UDEI4          WDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    140,811   $    608,404   $    509,076   $    233,081   $    230,497
                                                            ------------------------------------------------------------------------
    at market value                                         $    146,257   $    501,323   $    432,514   $    241,196   $    199,769
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     202             --             --            900          7,108
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     146,459        501,323        432,514        242,096        206,877
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   103            461            417            235            192
    Administrative charge                                             16             66             57             29             23
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    119            527            474            264            215
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        146,340        500,796        432,040        241,832        206,662
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
====================================================================================================================================
Accumulation units outstanding                                   186,834        573,265        536,180        309,286        237,913
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.87   $       0.81   $       0.78   $       0.87
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI4          WDEI3          SDEI1          WDEI2          UNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    646,257   $    380,452   $    247,938   $     36,373   $     61,129
                                                            ------------------------------------------------------------------------
    at market value                                         $    527,883   $    319,687   $    211,731   $     30,953   $     55,895
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     527,883        319,687        211,731         30,953         55,895
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   598            377            269             41             39
    Administrative charge                                             69             42             28              4              7
    Contract terminations                                             --            591         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    667          1,010         57,912             45             46
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        527,216        318,677        153,819         30,908         55,849
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    527,216   $    318,677   $    153,819   $     30,908   $     55,849
====================================================================================================================================
Accumulation units outstanding                                   607,736        367,895        178,949         35,832         95,358
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.87   $       0.86   $       0.86   $       0.59
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UNDM2          WNDM7          PNDM1          UNDM4           EGD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    443,015   $  1,425,759   $  3,852,324   $    435,863   $  5,769,444
                                                            ------------------------------------------------------------------------
    at market value                                         $    411,517   $    940,917   $  2,723,744   $    390,974   $  3,838,918
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   1,079             --             --          5,614         10,329
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     412,596        940,917      2,723,744        396,588      3,849,247
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   316            866          2,570            367          4,192
    Administrative charge                                             50            124            351             46            503
    Contract terminations                                             --             --         25,003             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    366            990         27,924            413          4,695
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        412,230        939,927      2,665,088        396,175      3,844,552
Net assets applicable to contracts in payment period                  --             --         30,732             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    412,230   $    939,927   $  2,695,820   $    396,175   $  3,844,552
====================================================================================================================================
Accumulation units outstanding                                   704,303      1,714,269      4,062,591        682,651      3,938,306
====================================================================================================================================
Net asset value per accumulation unit                       $       0.59   $       0.55   $       0.66   $       0.58   $       0.98
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WNDM4          WNDM3          SNDM1          WNDM2          USVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,467,364   $  2,290,598   $  1,654,069   $    321,230   $     16,054
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,044,440   $  1,470,588   $  1,192,371   $    197,030   $     16,186
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,044,440      1,470,588      1,192,371        197,030         16,186
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,184          1,745          1,635            259             12
    Administrative charge                                            137            194            169             26              2
    Contract terminations                                             --            583            140             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,321          2,522          1,944            285             14
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,043,119      1,468,066      1,190,427        196,745         16,172
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,043,119   $  1,468,066   $  1,190,427   $    196,745   $     16,172
====================================================================================================================================
Accumulation units outstanding                                 1,915,904      2,700,114      2,096,659        363,376         20,501
====================================================================================================================================
Net asset value per accumulation unit                       $       0.54   $       0.54   $       0.57   $       0.54   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USVA2          WSVA7          WSVA6          USVA4          WSVA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     51,036   $     17,169   $     23,484   $     33,576   $     25,273
                                                            ------------------------------------------------------------------------
    at market value                                         $     52,504   $     17,747   $     21,811   $     34,764   $     24,365
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      40             --             --            533          2,987
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      52,544         17,747         21,811         35,297         27,352
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    41             17             21             31             25
    Administrative charge                                              6              2              3              4              3
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     47             19             24             35             28
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         52,497         17,728         21,787         35,262         27,324
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     52,497   $     17,728   $     21,787   $     35,262   $     27,324
====================================================================================================================================
Accumulation units outstanding                                    66,572         22,399         27,547         44,777         34,584
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.79   $       0.79   $       0.79   $       0.79
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA4          WSVA3          WSVA8          WSVA2          UABA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     30,874   $     18,254   $      3,096   $         --   $     85,887
                                                            ------------------------------------------------------------------------
    at market value                                         $     27,878   $     17,604   $      3,069   $         --   $     85,567
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             70
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      27,878         17,604          3,069             --         85,637
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    30             20              5             --             59
    Administrative charge                                              3              2             --             --             11
    Contract terminations                                             --            197             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     33            219              5             --             70
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         27,845         17,385          3,064             --         85,567
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     27,845   $     17,385   $      3,064   $         --   $     85,567
====================================================================================================================================
Accumulation units outstanding                                    35,256         22,027          3,201             --        112,917
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.79   $       0.96   $         --   $       0.76
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UABA2          UABA3          UABA4          WABA5          WABA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    544,540   $     69,193   $    396,598   $     10,166   $     37,921
                                                            ------------------------------------------------------------------------
    at market value                                         $    539,159   $     67,915   $    391,134   $     10,215   $     38,407
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     193             --          6,079             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              458             66            344             11            642
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     539,810         67,981        397,557         10,226         39,049
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   396             58            306             10             52
    Administrative charge                                             62              8             38              1              6
    Contract terminations                                             --             --             --             --            584
Payable to mutual funds and portfolios
  for investments purchased                                          193             --          6,079             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    651             66          6,423             11            642
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        539,159         67,915        391,134         10,215         38,407
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    539,159   $     67,915   $    391,134   $     10,215   $     38,407
====================================================================================================================================
Accumulation units outstanding                                   711,278         89,669        516,794         10,737         40,378
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.76   $       0.76   $       0.95   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WABA8          UEBC1          UEBC2          UEBC3          UEBC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         17   $     12,082   $    163,996   $     19,668   $    104,612
                                                            ------------------------------------------------------------------------
    at market value                                         $         17   $     11,699   $    162,400   $     19,340   $    102,993
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            202             --            900
Receivable from mutual funds and portfolios
  for share redemptions                                               --              9            139             20            103
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          17         11,708        162,741         19,360        103,996
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              8            120             17             92
    Administrative charge                                             --              1             19              3             11
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            202             --            900
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              9            341             20          1,003
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             17         11,699        162,400         19,340        102,993
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         17   $     11,699   $    162,400   $     19,340   $    102,993
====================================================================================================================================
Accumulation units outstanding                                        18         12,220        169,677         20,216        107,732
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.96   $       0.96   $       0.96   $       0.96
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEBC5          WEBC3          WEBC8          UECG1          UECG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      9,295   $     13,344   $      3,433   $     36,121   $    278,709
                                                            ------------------------------------------------------------------------
    at market value                                         $      9,104   $     13,181   $      3,298   $     36,601   $    285,277
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --          8,036            242
Receivable from mutual funds and portfolios
  for share redemptions                                                9            601              5             23            246
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       9,113         13,782          3,303         44,660        285,765
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     8             14              5             20            212
    Administrative charge                                              1              1             --              3             34
    Contract terminations                                             --            586             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --          8,036            242
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      9            601              5          8,059            488
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          9,104         13,181          3,298         36,601        285,277
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      9,104   $     13,181   $      3,298   $     36,601   $    285,277
====================================================================================================================================
Accumulation units outstanding                                     9,524         13,795          3,454         38,322        298,810
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.95   $       0.96   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UECG3          UECG4          WECG5          WECG3          WECG8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     37,232   $    204,485   $     12,765   $     26,291   $      3,289
                                                            ------------------------------------------------------------------------
    at market value                                         $     37,612   $    206,336   $     12,780   $     26,376   $      3,272
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --          5,550             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               36            207             14            740              5
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      37,648        212,093         12,794         27,116          3,277
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    32            184             12             36              5
    Administrative charge                                              4             23              2              4             --
    Contract terminations                                             --             --             --            700             --
Payable to mutual funds and portfolios
  for investments purchased                                           --          5,550             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     36          5,757             14            740              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         37,612        206,336         12,780         26,376          3,272
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     37,612   $    206,336   $     12,780   $     26,376   $      3,272
====================================================================================================================================
Accumulation units outstanding                                    39,420        216,367         13,403         27,689          3,435
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.95   $       0.95   $       0.95
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UECB1          UECB2          UECB3          UECB4          WECB5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    250,926   $    926,367   $    312,574   $    784,383   $    110,216
                                                            ------------------------------------------------------------------------
    at market value                                         $    250,512   $    926,766   $    312,785   $    785,018   $    109,715
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  22,809          9,328             84          4,641             --
Receivable from mutual funds and portfolios
  for share redemptions                                              192            821            210            885            127
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     273,513        936,915        313,079        790,544        109,842
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   163            709            185            787            113
    Administrative charge                                             29            112             25             98             14
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       22,809          9,328             84          4,641             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 23,001         10,149            294          5,526            127
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        250,512        926,766        312,785        785,018        109,715
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    250,512   $    926,766   $    312,785   $    785,018   $    109,715
====================================================================================================================================
Accumulation units outstanding                                   241,012        892,000        301,184        756,364        105,734
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       1.04   $       1.04   $       1.04
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WECB3          WECB8          UEEI1          UEEI2          UEEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     95,444   $         15   $     34,486   $    374,325   $     28,717
                                                            ------------------------------------------------------------------------
    at market value                                         $     95,644   $         15   $     33,088   $    374,717   $     28,239
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             24          7,503             --
Receivable from mutual funds and portfolios
  for share redemptions                                              480             --             26            327             24
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      96,124             15         33,138        382,547         28,263
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    68             --             22            282             21
    Administrative charge                                              8             --              4             45              3
    Contract terminations                                            404             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --          7,503             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    480             --             26          7,830             24
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         95,644             15         33,112        374,717         28,239
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     95,644   $         15   $     33,112   $    374,717   $     28,239
====================================================================================================================================
Accumulation units outstanding                                    92,212             15         34,293        388,239         29,269
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       0.97   $       0.97   $       0.96
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEEI4          WEEI5          WEEI3          WEEI8          UEFF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    172,003   $      9,341   $     15,985   $     20,264   $      9,870
                                                            ------------------------------------------------------------------------
    at market value                                         $    167,353   $      9,156   $     15,823   $     19,768   $      9,645
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   3,401             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              177             11            604             11              8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     170,931          9,167         16,427         19,779          9,653
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   157              9             17             10              7
    Administrative charge                                             20              1              2              1              1
    Contract terminations                                             --              1            585             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        3,401             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,578             11            604             11              8
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        167,353          9,156         15,823         19,768          9,645
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    167,353   $      9,156   $     15,823   $     19,768   $      9,645
====================================================================================================================================
Accumulation units outstanding                                   173,562          9,497         16,444         20,525          9,636
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.96   $       0.96   $       1.00
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEFF2          UEFF3          UEFF4          WEFF5          WEFF3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    131,080   $      7,886   $     26,596   $         33   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    131,768   $      7,823   $     25,713   $         33   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             42             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              126              9             31             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     131,894          7,874         25,744             33             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   109              8             28             --             --
    Administrative charge                                             17              1              3             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             42             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    126             51             31             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        131,768          7,823         25,713             33             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    131,768   $      7,823   $     25,713   $         33   $         --
====================================================================================================================================
Accumulation units outstanding                                   131,706          7,825         25,728             33             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.00   $       1.00   $       1.00   $       1.00   $         --
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEFF8          UEGO1          UEGO2          UEGO3          UEGO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $     11,689   $    180,086   $     22,111   $    116,212
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $     11,366   $    176,883   $     21,469   $    113,684
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            242             --          1,050
Receivable from mutual funds and portfolios
  for share redemptions                                               --              9            148             23            113
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --         11,375        177,273         21,492        114,847
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              8            128             20            100
    Administrative charge                                             --              1             20              3             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            242             --          1,050
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              9            390             23          1,163
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --         11,366        176,883         21,469        113,684
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $     11,366   $    176,883   $     21,469   $    113,684
====================================================================================================================================
Accumulation units outstanding                                        --         12,337        192,063         23,324        123,587
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.92   $       0.92   $       0.92   $       0.92
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEGO5          WEGO3          WEGO8          UEGR1          UEGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      9,629   $     12,528   $         18   $      7,545   $    171,103
                                                            ------------------------------------------------------------------------
    at market value                                         $      9,356   $     12,320   $         17   $      7,509   $    170,512
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               10            708             --              6            165
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       9,366         13,028             17          7,515        170,677
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     9             12             --              5            130
    Administrative charge                                              1              1             --              1             20
    Contract terminations                                             --            695             --             --             15
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     10            708             --              6            165
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          9,356         12,320             17          7,509        170,512
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      9,356   $     12,320   $         17   $      7,509   $    170,512
====================================================================================================================================
Accumulation units outstanding                                    10,171         13,409             18          7,609        172,880
====================================================================================================================================
Net asset value per accumulation unit                       $       0.92   $       0.92   $       0.92   $       0.99   $       0.99
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEGR3          UEGR4          WEGR5          WEGR3          WEGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     25,223   $     45,050   $      3,482   $      5,489   $          7
                                                            ------------------------------------------------------------------------
    at market value                                         $     25,404   $     45,884   $      3,524   $      5,485   $          8
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  15,000            450             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               11             46              4            299             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      40,415         46,380          3,528          5,784              8
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    10             41              4              5              1
    Administrative charge                                              1              5             --              1             --
    Contract terminations                                             --             --             --            293             --
Payable to mutual funds and portfolios
  for investments purchased                                       15,000            450             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 15,011            496              4            299              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         25,404         45,884          3,524          5,485              7
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     25,404   $     45,884   $      3,524   $      5,485   $          7
====================================================================================================================================
Accumulation units outstanding                                    25,767         46,547          3,576          5,583              7
====================================================================================================================================
Net asset value per accumulation unit                       $       0.99   $       0.99   $       0.99   $       0.98   $       0.98
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEHI1          UEHI2          UEHI3          UEHI4          WEHI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     97,879   $    210,603   $    138,301   $    346,431   $    105,881
                                                            ------------------------------------------------------------------------
    at market value                                         $     98,419   $    209,354   $    137,616   $    347,494   $    106,684
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --          1,347             --
Receivable from mutual funds and portfolios
  for share redemptions                                               85            183             93            400            122
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      98,504        209,537        137,709        349,241        106,806
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    72            158             82            356            109
    Administrative charge                                             13             25             11             44             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --          1,347             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     85            183             93          1,747            122
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         98,419        209,354        137,616        347,494        106,684
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     98,419   $    209,354   $    137,616   $    347,494   $    106,684
====================================================================================================================================
Accumulation units outstanding                                    94,887        201,924        132,819        335,515        103,029
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       1.04   $       1.04   $       1.04
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEHI3          WEHI8          UEIG1          UEIG2          UEIG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     19,648   $         --   $     29,092   $    200,415   $     37,636
                                                            ------------------------------------------------------------------------
    at market value                                         $     19,566   $         --   $     28,469   $    198,036   $     36,990
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       6             --             --            202             --
Receivable from mutual funds and portfolios
  for share redemptions                                               22             --             24            170             37
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      19,594             --         28,493        198,408         37,027
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    20             --             20            147             33
    Administrative charge                                              2             --              4             23              4
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --            202             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     22             --             24            372             37
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         19,572             --         28,469        198,036         36,990
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     19,572   $         --   $     28,469   $    198,036   $     36,990
====================================================================================================================================
Accumulation units outstanding                                    18,910             --         30,551        212,595         39,733
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $         --   $       0.93   $       0.93   $       0.93
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEIG4          WEIG5          WEIG3          WEIG8          UEMA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    137,299   $     11,002   $     13,254   $         16   $      6,956
                                                            ------------------------------------------------------------------------
    at market value                                         $    134,955   $     10,840   $     13,187   $         15   $      6,814
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,050             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              135             12            725             --              6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     139,140         10,852         13,912             15          6,820
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   120             11             21             --              5
    Administrative charge                                             15              1              2             --              1
    Contract terminations                                             --             --            702             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        4,050             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,185             12            725             --              6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        134,955         10,840         13,187             15          6,814
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    134,955   $     10,840   $     13,187   $         15   $      6,814
====================================================================================================================================
Accumulation units outstanding                                   145,047         11,651         14,132             16          7,144
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       0.93   $       0.93   $       0.93   $       0.95
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEMA2          UEMA3          UEMA4          WEMA5          WEMA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     60,894   $     10,206   $     81,213   $      3,456   $      5,455
                                                            ------------------------------------------------------------------------
    at market value                                         $     61,202   $     10,195   $     79,415   $      3,421   $      5,405
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      81             --            450             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               53             11             85              4            300
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      61,336         10,206         79,950          3,425          5,705
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    46             10             76              4              6
    Administrative charge                                              7              1              9             --              1
    Contract terminations                                             --             --             --             --            293
Payable to mutual funds and portfolios
  for investments purchased                                           81             --            450             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    134             11            535              4            300
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         61,202         10,195         79,415          3,421          5,405
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     61,202   $     10,195   $     79,415   $      3,421   $      5,405
====================================================================================================================================
Accumulation units outstanding                                    64,174         10,696         83,373          3,592          5,673
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.95   $       0.95   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEMA8          UEOE1          UEOE2          UEOE3          UEOE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $          7   $     83,427   $    344,930   $     41,702   $    277,852
                                                            ------------------------------------------------------------------------
    at market value                                         $          7   $     83,121   $    338,454   $     40,784   $    265,804
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --          4,018          7,544             --          5,550
Receivable from mutual funds and portfolios
  for share redemptions                                               --             68            290             42            287
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           7         87,207        346,288         40,826        271,641
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --             58            250             37            255
    Administrative charge                                             --             10             40              5             32
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --          4,018          7,544             --          5,550
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --          4,086          7,834             42          5,837
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              7         83,121        338,454         40,784        265,804
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $          7   $     83,121   $    338,454   $     40,784   $    265,804
====================================================================================================================================
Accumulation units outstanding                                         8         86,185        351,068         42,317        275,988
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.96   $       0.96   $       0.96   $       0.96
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEOE5          WEOE3          WEOE8          UESM1          UESM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,386   $     43,021   $      2,851   $     71,092   $    459,175
                                                            ------------------------------------------------------------------------
    at market value                                         $     12,975   $     42,217   $      2,654   $     71,471   $    459,671
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --         15,876          7,382
Receivable from mutual funds and portfolios
  for share redemptions                                               16            738              4             47            394
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      12,991         42,955          2,658         87,394        467,447
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    13             55              4             40            340
    Administrative charge                                              2              6             --              7             54
    Contract terminations                                              1            677             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --         15,876          7,382
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     16            738              4         15,923          7,776
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         12,975         42,217          2,654         71,471        459,671
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     12,975   $     42,217   $      2,654   $     71,471   $    459,671
====================================================================================================================================
Accumulation units outstanding                                    13,474         43,847          2,759         74,849        481,601
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.96   $       0.95   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UESM3          UESM4          WESM5          WESM3          WESM8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    150,413   $    379,930   $      6,405   $     21,243   $      2,324
                                                            ------------------------------------------------------------------------
    at market value                                         $    150,109   $    377,928   $      6,381   $     21,005   $      2,299
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  35,000          4,984             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              108            398              7            232              3
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     185,217        383,310          6,388         21,237          2,302
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    95            354              6             31              3
    Administrative charge                                             13             44              1              4             --
    Contract terminations                                             --             --             --            197             --
Payable to mutual funds and portfolios
  for investments purchased                                       35,000          4,984             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 35,108          5,382              7            232              3
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        150,109        377,928          6,381         21,005          2,299
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    150,109   $    377,928   $      6,381   $     21,005   $      2,299
====================================================================================================================================
Accumulation units outstanding                                   157,364        396,379          6,692         22,008          2,413
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.95   $       0.95   $       0.95
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEST1          UEST2          UEST3          UEST4          WEST5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $    150,401   $     79,660   $    353,013   $      4,202
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $    148,662   $     79,772   $    352,160   $      4,175
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --            127             37            129              5
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --        148,789         79,809        352,289          4,180
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --            110             33            115              4
    Administrative charge                                             --             17              4             14              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            127             37            129              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --        148,662         79,772        352,160          4,175
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $    148,662   $     79,772   $    352,160   $      4,175
====================================================================================================================================
Accumulation units outstanding                                        --        137,171         73,652        325,283          3,857
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       1.08   $       1.08   $       1.08   $       1.08
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEST3          WEST8          UFMC1          UFMC2          WMDC7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      6,828   $         --   $     79,314   $    652,752   $  1,022,482
                                                            ------------------------------------------------------------------------
    at market value                                         $      6,830   $         --   $     79,594   $    655,457   $    951,045
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --            920             --
Receivable from mutual funds and portfolios
  for share redemptions                                                8             --             67            512          2,728
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       6,838             --         79,661        656,889        953,773
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     7             --             57            442            878
    Administrative charge                                              1             --             10             70            125
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --            920          1,725
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      8             --             67          1,432          2,728
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          6,830             --         79,594        655,457        951,045
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      6,830   $         --   $     79,594   $    655,457   $    951,045
====================================================================================================================================
Accumulation units outstanding                                     6,313             --         93,784        772,633      1,005,299
====================================================================================================================================
Net asset value per accumulation unit                       $       1.08   $         --   $       0.85   $       0.85   $       0.95
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC6          UFMC4          WMDC5          WMDC4          WMDC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,488,607   $    426,815   $    252,211   $    730,429   $    561,020
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,366,295   $    425,620   $    236,032   $    680,739   $    526,005
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --          2,219          2,987            803             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,487            426            279            835            891
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,367,782        428,265        239,298        682,377        526,896
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,300            379            249            749            624
    Administrative charge                                            177             47             30             86             69
    Contract terminations                                             10             --             --             --            198
Payable to mutual funds and portfolios
  for investments purchased                                           --          2,219          2,987            803             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,487          2,645          3,266          1,638            891
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,366,295        425,620        236,032        680,739        526,005
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,366,295   $    425,620   $    236,032   $    680,739   $    526,005
====================================================================================================================================
Accumulation units outstanding                                 1,445,477        502,532        250,328        722,653        558,897
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.85   $       0.94   $       0.94   $       0.94
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC8          WMDC2          UMSS1          UMSS2          WMSS7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     24,414   $     43,607   $    806,491   $  6,387,251   $  1,078,000
                                                            ------------------------------------------------------------------------
    at market value                                         $     24,437   $     39,601   $    762,284   $  5,736,647   $    949,693
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --          4,018        116,523             --
Receivable from mutual funds and portfolios
  for share redemptions                                               17             58            657          5,300            991
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      24,454         39,659        766,959      5,858,470        950,684
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    15             53            558          4,577            867
    Administrative charge                                              2              5             99            723            124
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --          4,018        116,523             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     17             58          4,675        121,823            991
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         24,437         39,601        762,284      5,736,647        949,693
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     24,437   $     39,601   $    762,284   $  5,736,647   $    949,693
====================================================================================================================================
Accumulation units outstanding                                    27,389         42,182        752,851      5,680,829        875,330
====================================================================================================================================
Net asset value per accumulation unit                       $       0.89   $       0.94   $       1.01   $       1.01   $       1.08
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PMSS1          UMSS4           EMU           WMSS4          WMSS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,798,906   $  7,050,675   $  1,160,955   $  1,352,012   $  1,220,257
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,546,970   $  6,347,391   $  1,036,562   $  1,189,312   $  1,083,557
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         12,494            226            800             --
Receivable from mutual funds and portfolios
  for share redemptions                                           27,717          7,210          1,235          1,481          1,622
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,574,687      6,367,095      1,038,023      1,191,593      1,085,179
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,413          6,409          1,103          1,328          1,280
    Administrative charge                                            329            801            132            153            142
    Contract terminations                                         24,975             --             --             --            200
Payable to mutual funds and portfolios
  for investments purchased                                           --         12,494            226            800             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 27,717         19,704          1,461          2,281          1,622
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,546,970      6,347,391      1,036,562      1,189,312      1,083,557
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,546,970   $  6,347,391   $  1,036,562   $  1,189,312   $  1,083,557
====================================================================================================================================
Accumulation units outstanding                                 2,393,082      6,326,579        966,393      1,164,940      1,062,839
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.00   $       1.07   $       1.02   $       1.02
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SMSS1          WMSS2          UOSM1          UOSM2          UOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    861,709   $    136,474   $     27,767   $    159,624   $     53,077
                                                            ------------------------------------------------------------------------
    at market value                                         $    750,820   $    125,078   $     26,298   $    158,253   $     51,666
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             40             --
Receivable from mutual funds and portfolios
  for share redemptions                                           58,832            178             23            126             50
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     809,652        125,256         26,321        158,419         51,716
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,098            162             20            109             44
    Administrative charge                                            114             16              3             17              6
    Contract terminations                                         57,620             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             40             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 58,832            178             23            166             50
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        750,820        125,078         26,298        158,253         51,666
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    750,820   $    125,078   $     26,298   $    158,253   $     51,666
====================================================================================================================================
Accumulation units outstanding                                   690,469        123,227         33,098        199,299         65,056
====================================================================================================================================
Net asset value per accumulation unit                       $       1.09   $       1.02   $       0.79   $       0.79   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOSM4          WOSM5          WOSM3          WOSM8          UIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     70,607   $      3,481   $      4,453   $     12,103   $     26,898
                                                            ------------------------------------------------------------------------
    at market value                                         $     68,673   $      3,436   $      4,426   $     11,918   $     26,171
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     300             --             --             --             71
Receivable from mutual funds and portfolios
  for share redemptions                                               70              4            199              6             22
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      69,043          3,440          4,625         11,924         26,264
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    62              4              4              5             19
    Administrative charge                                              8             --              1              1              3
    Contract terminations                                             --             --            194             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          300             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    370              4            199              6             22
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         68,673          3,436          4,426         11,918         26,242
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     68,673   $      3,436   $      4,426   $     11,918   $     26,242
====================================================================================================================================
Accumulation units outstanding                                    86,643          3,609          4,643         12,529         32,966
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.95   $       0.95   $       0.95   $       0.80
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UIGR2          WIGR7          PIGR1          UIGR4           EPL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    345,842   $  3,321,720   $  5,440,195   $    429,963   $  1,974,066
                                                            ------------------------------------------------------------------------
    at market value                                         $    346,700   $  2,114,678   $  3,662,172   $    431,700   $  1,401,442
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     202             --             --          4,941          4,626
Receivable from mutual funds and portfolios
  for share redemptions                                              287          2,218          4,014            431          1,680
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     347,189      2,116,896      3,666,186        437,072      1,407,748
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   248          1,941          3,532            383          1,500
    Administrative charge                                             39            277            482             48            180
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          202             --             --          4,941          4,626
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    489          2,218          4,014          5,372          6,306
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        346,700      2,114,678      3,653,294        431,700      1,401,442
Net assets applicable to contracts in payment period                  --             --          8,878             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    346,700   $  2,114,678   $  3,662,172   $    431,700   $  1,401,442
====================================================================================================================================
Accumulation units outstanding                                   435,810      3,982,054      4,994,086        543,545      1,855,909
====================================================================================================================================
Net asset value per accumulation unit                       $       0.80   $       0.53   $       0.73   $       0.79   $       0.76
====================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                           ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 WIGR4          WIGR3          WIGR8          WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                $  4,090,979   $  1,583,116   $      5,859   $    475,689
                                                                           ---------------------------------------------------------
    at market value                                                        $  2,629,193   $  1,635,341   $      5,709   $    315,265
Dividends receivable                                                                 --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                     --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                           3,347          2,863              8            834
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  2,632,540      1,638,204          5,717        316,099
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                3,001          1,858              7            413
    Administrative charge                                                           346            206              1             41
    Contract terminations                                                            --            799             --            380
Payable to mutual funds and portfolios
  for investments purchased                                                          --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 3,347          2,863              8            834
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                     2,629,193      1,635,341          5,709        315,265
Net assets applicable to contracts in payment period                                 --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $  2,629,193   $  1,635,341   $      5,709   $    315,265
====================================================================================================================================
Accumulation units outstanding                                                5,517,256      3,436,550          6,745        665,507
====================================================================================================================================
Net asset value per accumulation unit                                      $       0.48   $       0.48   $       0.85   $       0.47
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 UCMG1          UCMG2          PCMG1          UCMG4           EMS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,940   $     30,893   $     25,453   $     55,540   $    132,708
Variable account expenses                                         5,994         29,377         27,306         64,911        158,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     946          1,516         (1,853)        (9,371)       (26,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         436,704      1,773,768      2,676,501      9,991,982     37,638,708
    Cost of investments sold                                    436,712      1,773,803      2,676,545      9,992,062     37,638,984
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        947   $      1,517   $     (1,852)  $     (9,371)  $    (26,054)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCMG2          SCMG1        UBND1(1)       UBND2(1)         PBND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     55,872   $    172,853   $        767   $      2,068   $      7,847
Variable account expenses                                        74,431        240,323            145            429          1,934
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,559)       (67,470)           622          1,639          5,913
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      58,208,224     36,843,541         46,991         30,025         81,348
    Cost of investments sold                                 58,208,321     36,843,822         47,220         30,052         82,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            635          2,849            487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,558)  $    (67,468)  $      1,257   $      4,488   $      6,400
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(1)          ESI           SBND2          SBND1        UDEI1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,461   $    625,114   $     18,078   $     87,480   $         56
Variable account expenses                                           877        173,542          5,354         27,613             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,584        451,572         12,724         59,867             24
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,892      4,207,943        641,163      3,682,250          7,753
    Cost of investments sold                                     18,980      4,447,902        646,006      3,728,507          7,496
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,681          8,641           (241)       (32,095)           569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,265   $    460,213   $     12,483   $     27,772   $        593
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(1)         WDEI7          PDEI1        UDEI4(1)         WDEI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        475   $      8,036   $      6,650   $        969   $      3,097
Variable account expenses                                           255          6,237          5,314            530          2,674
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     220          1,799          1,336            439            423
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,064         77,029         99,009         15,955         78,147
    Cost of investments sold                                     12,079         78,687        105,952         17,303         94,932
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,431       (118,264)       (91,299)         6,767        (48,805)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,651   $   (116,465)  $    (89,963)  $      7,206   $    (48,382)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4          WDEI3          SDEI1          WDEI2          UNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,499   $      4,619   $      4,969   $        522   $        127
Variable account expenses                                         7,821          4,366          5,483            557            231
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     678            253           (514)           (35)          (104)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,539         78,437        329,616          2,626          8,056
    Cost of investments sold                                     60,888         98,485        367,972          2,828          8,520
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)          (464)
Distributions from capital gains                                  1,933            907          1,519            129             13
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)        (5,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (126,750)       (78,045)       (79,228)        (7,285)        (5,475)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,072)  $    (77,792)  $    (79,742)  $     (7,320)  $     (5,579)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDM2          WNDM7          PNDM1          UNDM4           EGD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,025   $      5,179   $     14,999   $      1,055   $     23,185
Variable account expenses                                         1,962         12,100         36,622          2,526         64,316
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (937)        (6,921)       (21,623)        (1,471)       (41,131)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          48,711        121,439        854,578         41,052        931,214
    Cost of investments sold                                     56,557        178,239      1,201,245         49,212      1,320,486
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,846)       (56,800)      (346,667)        (8,160)      (389,272)
Distributions from capital gains                                     79            963          2,779            133          4,843
Net change in unrealized appreciation or
  depreciation of investments                                   (33,121)      (204,668)      (455,998)       (35,734)      (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (40,888)      (260,505)      (799,886)       (43,761)    (1,219,780)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (41,825)  $   (267,426)  $   (821,509)  $    (45,232)  $ (1,260,911)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM4          WNDM3          SNDM1          WNDM2        USVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,055   $      9,393   $      9,158   $      1,907   $         15
Variable account expenses                                        17,637         27,966         29,188          6,604             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,582)       (18,573)       (20,030)        (4,697)           (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         457,884        510,492      1,804,673        215,016          3,713
    Cost of investments sold                                    606,755        764,120      2,492,473        323,233          3,573
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (148,871)      (253,628)      (687,800)      (108,217)           140
Distributions from capital gains                                  1,299          2,030          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                  (169,140)      (249,456)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (316,712)      (501,054)      (556,161)       (95,762)           326
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (328,294)  $   (519,627)  $   (576,191)  $   (100,459)  $        290
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(1)       WSVA7(2)       WSVA6(2)       USVA4(1)       WSVA5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         53   $         20   $         24   $         29   $         25
Variable account expenses                                           130             61            132             71            102
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)           (41)          (108)           (42)           (77)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,269          2,308          7,263          2,987            134
    Cost of investments sold                                     15,691          2,456          9,148          3,115            152
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (422)          (148)        (1,885)          (128)           (18)
Distributions from capital gains                                    187             72             84            103             91
Net change in unrealized appreciation or
  depreciation of investments                                     1,468            578         (1,673)         1,188           (908)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,233            502         (3,474)         1,163           (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,156   $        461   $     (3,582)  $      1,121   $       (912)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA4(2)       WSVA3(2)       WSVA8(3)       WSVA2(2)       UABA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         28   $         19   $          4   $         --   $          1
Variable account expenses                                           191            108              6              2            160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (163)           (89)            (2)            (2)          (159)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,742          6,988            139            136         23,736
    Cost of investments sold                                      9,339          8,266            141            172         23,011
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (597)        (1,278)            (2)           (36)           725
Distributions from capital gains                                    104             64             13              1             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,996)          (650)           (27)            --           (320)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,489)        (1,864)           (16)           (35)           405
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,652)  $     (1,953)  $        (18)  $        (37)  $        246
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA2(1)       UABA3(1)       UABA4(1)       WABA5(3)       WABA3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          6   $          1   $          3   $         --   $          1
Variable account expenses                                         1,327            195            856             22            127
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,321)          (194)          (853)           (22)          (126)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,236          1,154          7,937          1,181         18,309
    Cost of investments sold                                      7,563          1,257          8,363          1,162         18,625
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (327)          (103)          (426)            19           (316)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,381)        (1,278)        (5,464)            49            486
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,708)        (1,381)        (5,890)            68            170
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,029)  $     (1,575)  $     (6,743)  $         46   $         44
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(3)       UEBC1(3)       UEBC2(3)       UEBC3(3)       UEBC4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         35   $        471   $         55   $        277
Variable account expenses                                             1             18            273             48            206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            17            198              7             71
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             117          7,632         11,240          1,887          4,593
    Cost of investments sold                                        117          7,593         11,056          1,892          4,640
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             39            184             (5)           (47)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (383)        (1,596)          (328)        (1,619)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --           (344)        (1,412)          (333)        (1,666)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1)  $       (327)  $     (1,214)  $       (326)  $     (1,595)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEBC5(3)       WEBC3(3)       WEBC8(3)       UECG1(3)       UECG2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         24   $         39   $         10   $         --   $         --
Variable account expenses                                            20             30              7             53            512
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4              9              3            (53)          (512)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             926          8,606            145          7,214         13,072
    Cost of investments sold                                        915          8,823            151          6,955         12,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11           (217)            (6)           259            120
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (191)          (163)          (135)           480          6,568
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (180)          (380)          (141)           739          6,688
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (176)  $       (371)  $       (138)  $        686   $      6,176
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG3(3)       UECG4(3)       WECG5(3)       WECG3(3)       WECG8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            77            413             27             63              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)          (413)           (27)           (63)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,794          3,266          1,228         22,887            142
    Cost of investments sold                                      1,834          3,374          1,224         23,210            143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (40)          (108)             4           (323)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       380          1,851             15             85            (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      340          1,743             19           (238)           (18)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        263   $      1,330   $         (8)  $       (301)  $        (24)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB1(3)       UECB2(3)       UECB3(3)       UECB4(3)       WECB5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,944   $     11,701   $      2,418   $      9,922   $      1,336
Variable account expenses                                           502          1,883            466          1,857            206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,442          9,818          1,952          8,065          1,130
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         119,211         67,591          6,279          5,652            479
    Cost of investments sold                                    119,366         67,501          6,238          5,641            480
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (155)            90             41             11             (1)
Distributions from capital gains                                  1,386          5,182          1,160          3,789            680
Net change in unrealized appreciation or
  depreciation of investments                                      (414)           399            211            635           (501)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      817          5,671          1,412          4,435            178
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,259   $     15,489   $      3,364   $     12,500   $      1,308
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB3(3)       WECB8(3)       UEEI1(3)       UEEI2(3)       UEEI3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        712   $         --   $        447   $      5,304   $        290
Variable account expenses                                           128             --             43            690             52
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     584             --            404          4,614            238
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          32,954             --          4,940         47,479          1,808
    Cost of investments sold                                     32,938             --          4,895         46,757          1,820
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     16             --             45            722            (12)
Distributions from capital gains                                    164             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       200             --         (1,398)           392           (478)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      380             --         (1,353)         1,114           (490)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        964   $         --   $       (949)  $      5,728   $       (252)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI4(3)       WEEI5(3)       WEEI3(3)       WEEI8(3)       UEFF1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,288   $        119   $        231   $         89   $        178
Variable account expenses                                           319             20             42             12             20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,969             99            189             77            158
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,228            868         11,287            151         15,157
    Cost of investments sold                                      4,275            856         11,770            155         15,043
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (47)            12           (483)            (4)           114
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,650)          (185)          (162)          (496)          (225)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,697)          (173)          (645)          (500)          (111)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,728)  $        (74)  $       (456)  $       (423)  $         47
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFF2(3)       UEFF3(3)       UEFF4(3)       WEFF5(3)       WEFF3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,108   $        187   $        615   $          4   $          3
Variable account expenses                                           340             22             51             49             53
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,768            165            564            (45)           (50)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          31,066            141            193        127,341        126,857
    Cost of investments sold                                     30,765            142            199        123,356        127,287
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    301             (1)            (6)         3,985           (430)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       688            (63)          (883)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      989            (64)          (889)         3,985           (430)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,757   $        101   $       (325)  $      3,940   $       (480)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF8(3)       UEGO1(3)       UEGO2(3)       UEGO3(3)       UEGO4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          3   $         82   $      1,205   $        147   $        723
Variable account expenses                                            --             18            281             51            222
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3             64            924             96            501
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             123          7,523         11,624          1,882          5,186
    Cost of investments sold                                        122          7,555         11,534          1,909          5,242
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            (32)            90            (27)           (56)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (323)        (3,203)          (642)        (2,528)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1           (355)        (3,113)          (669)        (2,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $       (291)  $     (2,189)  $       (573)  $     (2,083)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO5(3)       WEGO3(3)       WEGO8(3)       UEGR1(3)       UEGR2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         58   $         86   $          1   $         --   $         --
Variable account expenses                                            21             23              1             12            255
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      37             63             --            (12)          (255)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,257         11,828            132          4,003          5,013
    Cost of investments sold                                      1,253         12,024            139          3,904          4,985
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4           (196)            (7)            99             28
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (273)          (208)            (1)           (36)          (591)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (269)          (404)            (8)            63           (563)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (232)  $       (341)  $         (8)  $         51   $       (818)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR3(3)       UEGR4(3)       WEGR5(3)       WEGR3(3)       WEGR8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            26             96              9             10              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26)           (96)            (9)           (10)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             740          1,779            510          4,087            141
    Cost of investments sold                                        740          1,799            502          4,189            136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (20)             8           (102)             5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       181            834             42             (4)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      181            814             50           (106)             6
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        155   $        718   $         41   $       (116)  $          5
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEHI1(3)       UEHI2(3)       UEHI3(3)       UEHI4(3)       WEHI5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,577   $      5,344   $      2,021   $      8,853   $      2,626
Variable account expenses                                           240            343            151            791            248
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,337          5,001          1,870          8,062          2,378
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         115,653         14,948          7,888          1,680            266
    Cost of investments sold                                    115,439         14,898          7,880          1,686            264
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    214             50              8             (6)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       540         (1,249)          (685)         1,063            803
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      754         (1,199)          (677)         1,057            805
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,091   $      3,802   $      1,193   $      9,119   $      3,183
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI3(3)       WEHI8(3)       UEIG1(3)       UEIG2(3)       UEIG3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        491   $          3   $        455   $      3,064   $        523
Variable account expenses                                            47             --             59            321             83
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     444              3            396          2,743            440
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,672            125          7,659         14,477          2,110
    Cost of investments sold                                     19,802            123          7,734         14,577          2,133
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (130)             2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (82)            --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (212)             2           (698)        (2,479)          (669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        232   $          5   $       (302)  $        264   $       (229)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(3)       WEIG5(3)       WEIG3(3)       WEIG8(3)       UEMA1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,902   $        153   $        371   $          2   $         --
Variable account expenses                                           261             23            500              1             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,641            130           (129)             1            (12)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,592            904      6,149,688            132          3,964
    Cost of investments sold                                      4,694            905      6,136,101            142          3,922
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (102)            (1)        13,587            (10)            42
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)           (67)            (1)          (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,446)          (163)        13,520            (11)          (100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (805)  $        (33)  $     13,391   $        (10)  $       (112)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA2(3)       UEMA3(3)       UEMA4(3)       WEMA5(3)       WEMA3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           110             27            143              8             13
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (110)           (27)          (143)            (8)           (13)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,380            748          1,936            508          5,547
    Cost of investments sold                                      3,383            743          1,946            506          5,645
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)             5            (10)             2            (98)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       308            (11)        (1,798)           (35)           (50)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      305             (6)        (1,808)           (33)          (148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        195   $        (33)  $     (1,951)  $        (41)  $       (161)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA8(3)       UEOE1(3)       UEOE2(3)       UEOE3(3)       UEOE4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1            198            624            101            478
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (198)          (624)          (101)          (478)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             138          7,924         11,593          2,893          5,298
    Cost of investments sold                                        137          7,594         11,599          2,907          5,363
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            330             (6)           (14)           (65)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (306)        (6,476)          (918)       (12,048)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1             24         (6,482)          (932)       (12,113)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $       (174)  $     (7,106)  $     (1,033)  $    (12,591)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE5(3)       WEOE3(3)       WEOE8(3)       UESM1(3)       UESM2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         56   $        447
Variable account expenses                                            28            134              5            130            817
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28)          (134)            (5)           (74)          (370)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,287         22,818            143          3,422         19,549
    Cost of investments sold                                      1,262         23,354            154          3,355         20,103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     25           (536)           (11)            67           (554)
Distributions from capital gains                                     --             --             --          1,175          6,786
Net change in unrealized appreciation or
  depreciation of investments                                      (411)          (804)          (197)           379            496
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (386)        (1,340)          (208)         1,621          6,728
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (414)  $     (1,474)  $       (213)  $      1,547   $      6,358
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM3(3)       UESM4(3)       WESM5(3)       WESM3(3)       WESM8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        114   $        368   $          6   $         33   $          2
Variable account expenses                                           165            692             12             82              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (51)          (324)            (6)           (49)            (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,939         17,696            449         15,031            139
    Cost of investments sold                                      3,188         18,528            452         15,464            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (249)          (832)            (3)          (433)            (2)
Distributions from capital gains                                  1,970          6,774            130            409             59
Net change in unrealized appreciation or
  depreciation of investments                                      (304)        (2,002)           (24)          (238)           (25)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,417          3,940            103           (262)            32
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,366   $      3,616   $         97   $       (311)  $         29
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST1(3)       UEST2(3)       UEST3(3)       UEST4(3)       WEST5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          8   $      7,103   $      1,445   $      4,985   $        223
Variable account expenses                                            58            199             69            321             10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (50)         6,904          1,376          4,664            213
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         299,075          3,555            221         29,806            161
    Cost of investments sold                                    299,984          3,470            220         29,216            162
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (909)            85              1            590             (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,739)           112           (853)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (909)        (1,654)           113           (263)           (28)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (959)  $      5,250   $      1,489   $      4,401   $        185
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST3(3)       WEST8(3)       UFMC1(1)       UFMC2(1)         WMDC7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        324   $          7   $         --   $         --   $      6,264
Variable account expenses                                            21              1            177          1,321         10,568
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     303              6           (177)        (1,321)        (4,304)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             172            130          3,295         33,553        156,972
    Cost of investments sold                                        172            127          3,345         34,468        158,397
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              3            (50)          (915)        (1,425)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2             --            280          2,705       (103,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              3            230          1,790       (104,543)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        305   $          9   $         53   $        469   $   (108,847)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC6        UFMC4(1)         WMDC5          WMDC4          WMDC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,903   $         --   $        907   $      3,890   $      1,921
Variable account expenses                                        14,226          1,160          2,412          8,736          5,730
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,323)        (1,160)        (1,505)        (4,846)        (3,809)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         152,571         15,290         25,673        105,442         57,504
    Cost of investments sold                                    164,918         15,936         28,101        112,663         58,742
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,347)          (646)        (2,428)        (7,221)        (1,238)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (146,333)        (1,195)       (20,709)       (66,766)       (42,874)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (158,680)        (1,841)       (23,137)       (73,987)       (44,112)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (167,003)  $     (3,001)  $    (24,642)  $    (78,833)  $    (47,921)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC8(4)         WMDC2          UMSS1          UMSS2          WMSS7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        109   $      2,893   $     34,669   $      7,828
Variable account expenses                                            25            504          3,799         42,386         10,266
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (25)          (395)          (906)        (7,717)        (2,438)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              40         10,999        165,253        270,313        202,930
    Cost of investments sold                                         40         10,807        181,355        288,445        210,925
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            192        (16,102)       (18,132)        (7,995)
Distributions from capital gains                                     --             --          7,174         85,962         19,409
Net change in unrealized appreciation or
  depreciation of investments                                        23         (4,282)       (45,624)      (680,953)      (136,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       23         (4,090)       (54,552)      (613,123)      (125,094)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $     (4,485)  $    (55,458)  $   (620,840)  $   (127,532)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PMSS1          UMSS4           EMU           WMSS4          WMSS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,030   $     38,066   $      8,848   $      9,272   $      8,203
Variable account expenses                                        18,475         55,917         12,800         15,166         12,395
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,445)       (17,851)        (3,952)        (5,894)        (4,192)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,119        451,895        400,698        168,777        221,442
    Cost of investments sold                                    381,368        508,355        454,278        187,452        245,621
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,249)       (56,460)       (53,580)       (18,675)       (24,179)
Distributions from capital gains                                 32,309         94,384         21,939         22,990         20,338
Net change in unrealized appreciation or
  depreciation of investments                                  (251,255)      (713,153)      (117,038)      (152,498)      (132,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (241,195)      (675,229)      (148,679)      (148,183)      (135,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (246,640)  $   (693,080)  $   (152,631)  $   (154,077)  $   (140,064)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SMSS1          WMSS2        UOSM1(1)       UOSM2(1)       UOSM3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,201   $        556   $         --   $         --   $         --
Variable account expenses                                        16,415          1,283             60            254            122
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,214)          (727)           (60)          (254)          (122)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,338,340          6,618          2,167          2,012            738
    Cost of investments sold                                  1,538,705          6,756          2,252          2,120            759
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (200,365)          (138)           (85)          (108)           (21)
Distributions from capital gains                                 35,212          1,378             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (91,159)       (11,653)        (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (256,312)       (10,413)        (1,554)        (1,479)        (1,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (258,526)  $    (11,140)  $     (1,614)  $     (1,733)  $     (1,554)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(1)       WOSM5(3)       WOSM3(3)       WOSM8(3)       UIGR1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           184              7             11              7             58
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (184)            (7)           (11)            (7)           (58)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,286             34          3,340              6          7,653
    Cost of investments sold                                      1,354             35          3,450              6          7,821
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --           (168)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)          (727)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,002)           (46)          (137)          (185)          (895)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,186)  $        (53)  $       (148)  $       (192)  $       (953)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR2(1)         WIGR7          PIGR1        UIGR4(1)          EPL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     20,027   $     33,739   $         --   $     13,244
Variable account expenses                                           666         28,387         50,339            983         21,240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (666)        (8,360)       (16,600)          (983)        (7,996)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          20,834        315,045        633,376         14,608        657,182
    Cost of investments sold                                     21,334        460,090        901,519         15,438        863,475
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (500)      (145,045)      (268,143)          (830)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       858       (341,764)      (548,102)         1,737       (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      358       (486,809)      (816,245)           907       (308,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (308)  $   (495,169)  $   (832,845)  $        (76)  $   (316,416)
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                         ----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                   WIGR4          WIGR3         WIGR8(4)        WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                         $     27,059   $     18,209    $         --   $      3,432
Variable account expenses                                                      45,117         31,379               9          6,644
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               (18,058)       (13,170)             (9)        (3,212)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                       586,172     17,822,810              25        121,629
    Cost of investments sold                                                  867,160     18,930,253              26        179,690
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                             (280,988)    (1,107,443)             (1)       (58,061)
Distributions from capital gains                                                   --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                                                (364,995)       780,501            (150)       (25,244)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (645,983)      (326,942)           (151)       (83,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              $   (664,041)  $   (340,112)   $       (160)  $    (86,517)
===================================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 UCMG1          UCMG2          PCMG1          UCMG4          EMS
OPERATIONS
Investment income (loss) -- net                            $        946   $      1,516   $     (1,853)  $     (9,371)  $    (26,055)
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         947          1,517         (1,852)        (9,371)       (26,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      134,387        972,206        636,426        340,144        853,847
Net transfers(1)                                                 23,188       (441,169)      (169,610)      (232,797)     2,798,540
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,125)      (425,139)      (128,613)      (868,671)    (3,346,521)
    Death benefits                                                   --             --        (52,098)            --        (99,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  151,450        105,898        286,105       (761,324)       206,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 585,778      2,857,398      2,423,140      4,054,436     10,625,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,322      2,828,091      2,250,084      3,857,418      8,408,678
Contract purchase payments                                      126,978        961,442        591,297        323,747        677,567
Net transfers(1)                                                 21,920       (436,267)      (157,350)      (224,571)     2,206,965
Contract terminations:
    Surrender benefits and contract charges                      (5,788)      (420,620)      (119,420)      (826,630)    (2,642,707)
    Death benefits                                                   --             --        (48,363)            --        (78,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                697,432      2,932,646      2,516,248      3,129,964      8,571,906
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCMG2          SCMG1         UBND1(2)       UBND2(2)        PBND1
OPERATIONS
Investment income (loss) -- net                            $    (18,559)  $    (67,470)  $        622   $      1,639   $      5,913
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,558)       (67,468)         1,257          4,488          6,400
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,019,575      1,790,685         42,684        170,740        103,102
Net transfers(1)                                                (77,109)     6,543,806         24,710         50,858        (12,143)
Annuity payments                                                 (5,741)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,434,892)    (6,326,252)        (2,750)        (2,164)          (308)
    Death benefits                                             (249,602)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  252,231      1,557,540         64,644        219,434         90,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,243,077     11,961,867             --             --        110,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,500     11,399,177             --             --         99,294
Contract purchase payments                                    8,625,201      1,708,626         41,768        167,559         91,236
Net transfers(1)                                                (72,494)     6,237,644         24,216         49,754        (11,455)
Contract terminations:
    Surrender benefits and contract charges                  (8,071,442)    (6,038,708)        (2,687)        (2,116)          (293)
    Death benefits                                             (238,470)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,222,295     12,876,367         63,297        215,197        178,782
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(2)          ESI           SBND2          SBND1        UDEI1(2)
OPERATIONS
Investment income (loss) -- net                            $      2,584   $    451,572   $     12,724   $     59,867   $         24
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,265        460,213         12,483         27,772            593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      266,252        115,240        129,613         21,967         19,850
Net transfers(1)                                                 49,175       (778,583)      (167,917)      (294,594)            --
Annuity payments                                                     --         (1,056)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,027)    (1,595,988)       (12,899)      (230,155)           (78)
    Death benefits                                                   --       (190,740)        (7,391)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  314,400     (2,451,127)       (58,594)      (502,782)        19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     13,122,338        346,782      1,490,663             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,923,249        316,869      1,362,937             --
Contract purchase payments                                      261,460         77,390        116,771         19,849         26,089
Net transfers(1)                                                 48,165       (530,376)      (151,010)      (279,257)            --
Contract terminations:
    Surrender benefits and contract charges                      (1,014)    (1,069,075)       (11,732)      (209,381)          (100)
    Death benefits                                                   --       (128,938)        (6,586)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                308,611      7,272,250        264,312        894,148         25,989
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(2)        WDEI7           PDEI1        UDEI4(2)        WDEI5
OPERATIONS
Investment income (loss) -- net                            $        220   $      1,799   $      1,336   $        439   $        423
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,651       (116,465)       (89,963)         7,206        (48,382)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,973         12,781         31,651        199,609         59,282
Net transfers(1)                                                 34,659        155,544        155,114         35,134         72,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (943)       (16,845)        (9,183)          (117)        (1,980)
    Death benefits                                                   --         (1,328)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,689        150,152        177,582        234,626        130,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        467,109        344,421             --        124,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        427,781        341,828             --        114,711
Contract purchase payments                                      143,578         12,658         37,490        264,029         61,403
Net transfers(1)                                                 44,461        150,660        167,616         45,405         63,894
Contract terminations:
    Surrender benefits and contract charges                      (1,205)       (16,395)       (10,754)          (148)        (2,095)
    Death benefits                                                   --         (1,439)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                186,834        573,265        536,180        309,286        237,913
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4         WDEI3           SDEI1          WDEI2          UNDM1
OPERATIONS
Investment income (loss) -- net                            $        678   $        253   $       (514)  $        (35)  $       (104)
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)          (464)
Distributions from capital gains                                  1,933            907          1,519            129             13
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)        (5,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,072)       (77,792)       (79,742)        (7,320)        (5,579)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,223         31,897         70,114             --         33,505
Net transfers(1)                                                139,636        131,920        (80,662)         3,335         12,797
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,573)        (9,632)      (152,005)        (2,062)           (87)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,286        154,185       (162,553)         1,273         46,215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 495,002        242,284        396,114         36,955         15,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    527,216   $    318,677   $    153,819   $     30,908   $     55,849
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          455,345        223,084        367,200         34,122         20,086
Contract purchase payments                                       19,639         32,735         75,374             --         54,096
Net transfers(1)                                                135,501        123,224        (95,122)         3,898         21,294
Contract terminations:
    Surrender benefits and contract charges                      (2,749)       (11,148)      (168,503)        (2,188)          (118)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                607,736        367,895        178,949         35,832         95,358
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDM2          WNDM7          PNDM1          UNDM4          EGD
OPERATIONS
Investment income (loss) -- net                            $       (937)  $     (6,921)  $    (21,623)  $     (1,471)  $    (41,131)
Net realized gain (loss) on sales of investments                 (7,846)       (56,800)      (346,667)        (8,160)      (389,272)
Distributions from capital gains                                     79            963          2,779            133          4,843
Net change in unrealized appreciation or
  depreciation of investments                                   (33,121)      (204,668)      (455,998)       (35,734)      (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (41,825)      (267,426)      (821,509)       (45,232)    (1,260,911)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      227,137        125,775        637,544        158,293         98,844
Net transfers(1)                                                170,038         71,921         12,005        147,899         19,201
Annuity payments                                                     --             --         (5,743)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,429)       (23,092)      (131,662)       (10,100)      (351,159)
    Death benefits                                                   --        (12,038)            --             --        (31,761)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  392,746        162,566        512,144        296,092       (264,875)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  61,309      1,044,787      3,005,185        145,315      5,370,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    412,230   $    939,927   $  2,695,820   $    396,175   $  3,844,552
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           80,914      1,471,323      3,478,255        193,128      4,236,699
Contract purchase payments                                      368,230        186,734        827,292        261,537         92,519
Net transfers(1)                                                262,435        111,974        (57,721)       241,614        (43,333)
Contract terminations:
    Surrender benefits and contract charges                      (7,276)       (36,800)      (185,235)       (13,628)      (320,023)
    Death benefits                                                   --        (18,962)            --             --        (27,556)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                704,303      1,714,269      4,062,591        682,651      3,938,306
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM4          WNDM3          SNDM1          WNDM2        USVA1(2)
OPERATIONS
Investment income (loss) -- net                            $    (11,582)  $    (18,573)  $    (20,030)  $     (4,697)  $        (36)
Net realized gain (loss) on sales of investments               (148,871)      (253,628)      (687,800)      (108,217)           140
Distributions from capital gains                                  1,299          2,030          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                  (169,140)      (249,456)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (328,294)      (519,627)      (576,191)      (100,459)           290
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      224,122         32,889        123,975         (3,991)        15,962
Net transfers(1)                                                (94,572)      (122,116)      (118,031)      (167,430)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,988)      (116,134)      (323,036)       (25,212)           (80)
    Death benefits                                               (3,147)       (17,318)       (55,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   87,415       (222,679)      (372,510)      (196,633)        15,882
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,283,998      2,210,372      2,139,128        493,837             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,043,119   $  1,468,066   $  1,190,427   $    196,745   $     16,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,815,474      3,127,972      2,896,006        700,758             --
Contract purchase payments                                      319,843         57,084        209,840         (5,747)        20,602
Net transfers(1)                                               (158,220)      (269,311)      (387,824)      (291,564)            --
Contract terminations:
    Surrender benefits and contract charges                     (56,242)      (190,468)      (535,493)       (40,071)          (101)
    Death benefits                                               (4,951)       (25,163)       (85,870)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,915,904      2,700,114      2,096,659        363,376         20,501
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(2)       WSVA7(3)       WSVA6(3)       USVA4(2)       WSVA5(3)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $        (41)  $       (108)  $        (42)  $        (77)
Net realized gain (loss) on sales of investments                   (422)          (148)        (1,885)          (128)           (18)
Distributions from capital gains                                    187             72             84            103             91
Net change in unrealized appreciation or
  depreciation of investments                                     1,468            578         (1,673)         1,188           (908)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,156            461         (3,582)         1,121           (912)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,529            171         10,597         25,485         24,983
Net transfers(1)                                                  2,164         17,231         14,944          8,745          3,421
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (352)          (135)          (172)           (89)          (168)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,341         17,267         25,369         34,141         28,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,497   $     17,728   $     21,787   $     35,262   $     27,324
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       64,272            171         13,967         33,463         30,481
Net transfers(1)                                                  2,745         22,399         13,798         11,427          4,316
Contract terminations:                                               --
    Surrender benefits and contract charges                        (445)          (171)          (218)          (113)          (213)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 66,572         22,399         27,547         44,777         34,584
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA4(3)       WSVA3(3)       WSVA8(4)       WSVA2(3)       UABA1(2)
OPERATIONS
Investment income (loss) -- net                            $       (163)  $        (89)  $         (2)  $         (2)  $       (159)
Net realized gain (loss) on sales of investments                   (597)        (1,278)            (2)           (36)           725
Distributions from capital gains                                    104             64             13              1             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,996)          (650)           (27)            --           (320)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,652)        (1,953)           (18)           (37)           246
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173          2,699          3,215            171         45,107
Net transfers(1)                                                 35,339         16,786              5             --         40,290
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,015)          (147)          (138)          (134)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   31,497         19,338          3,082             37         85,321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,845   $     17,385   $      3,064   $         --   $     85,567
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          173          3,233          3,340            171         60,323
Net transfers(1)                                                 39,520         19,010              5             --         52,695
Contract terminations:
    Surrender benefits and contract charges                      (4,437)          (216)          (144)          (171)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 35,256         22,027          3,201             --        112,917
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA2(2)       UABA3(2)       UABA4(2)       WABA5(4)       WABA3(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,321)  $       (194)  $       (853)  $        (22)  $       (126)
Net realized gain (loss) on sales of investments                   (327)          (103)          (426)            19           (316)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,381)        (1,278)        (5,464)            49            486
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,029)        (1,575)        (6,743)            46             44
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      392,804         50,963        265,320          8,031         34,148
Net transfers(1)                                                155,237         18,983        135,516          2,274          4,268
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,853)          (126)        (2,959)          (136)           (53)
    Death benefits                                                   --           (330)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  546,188         69,490        397,877         10,169         38,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    539,159   $     67,915   $    391,134   $     10,215   $     38,407
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      510,183         65,544        344,172          8,490         36,873
Net transfers(1)                                                203,461         24,791        176,604          2,391          4,482
Contract terminations:
    Surrender benefits and contract charges                      (2,366)          (167)        (3,982)          (144)          (977)
    Death benefits                                                   --           (499)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                711,278         89,669        516,794         10,737         40,378
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(4)       UEBC1(4)       UEBC2(4)       UEBC3(4)       UEBC4(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         17   $        198   $          7   $         71
Net realized gain (loss) on sales of investments                     --             39            184             (5)           (47)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (383)        (1,596)          (328)        (1,619)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)          (327)        (1,214)          (326)        (1,595)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          116         11,790        159,202         18,933         83,487
Net transfers(1)                                                     17            394          5,543            896         21,283
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (115)          (158)        (1,131)          (163)          (182)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       18         12,026        163,614         19,666        104,588
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         17   $     11,699   $    162,400   $     19,340   $    102,993
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          124         11,989        165,163         19,979         86,049
Net transfers(1)                                                     18            396          5,654            908         21,873
Contract terminations:
    Surrender benefits and contract charges                        (124)          (165)        (1,140)          (671)          (190)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     18         12,220        169,677         20,216        107,732
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEBC5(4)       WEBC3(4)       WEBC8(4)       UECG1(4)       UECG2(4)
OPERATIONS
Investment income (loss) -- net                            $          4   $          9   $          3   $        (53)  $       (512)
Net realized gain (loss) on sales of investments                     11           (217)            (6)           259            120
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (191)          (163)          (135)           480          6,568
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (176)          (371)          (138)           686          6,176
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,806          9,956          3,556         30,393        259,041
Net transfers(1)                                                  1,612          3,694             17          5,678         21,172
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (138)           (98)          (137)          (156)        (1,112)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,280         13,552          3,436         35,915        279,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,104   $     13,181   $      3,298   $     36,601   $    285,277
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,017         10,121          3,581         32,589        277,948
Net transfers(1)                                                  1,651          3,818             17          5,896         22,015
Contract terminations:
    Surrender benefits and contract charges                        (144)          (144)          (144)          (163)        (1,153)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,524         13,795          3,454         38,322        298,810
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG3(4)       UECG4(4)       WECG5(4)       WECG3(4)       WECG8(4)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $       (413)  $        (27)  $        (63)  $         (6)
Net realized gain (loss) on sales of investments                    (40)          (108)             4           (323)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       380          1,851             15             85            (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         263          1,330             (8)          (301)           (24)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,775        158,340         11,359         20,662          3,412
Net transfers(1)                                                  6,734         46,846          1,564          6,086             20
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (160)          (180)          (135)           (71)          (136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   37,349        205,006         12,788         26,677          3,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     37,612   $    206,336   $     12,780   $     26,376   $      3,272
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       32,453        167,301         11,895         22,382          3,556
Net transfers(1)                                                  7,135         49,254          1,649          6,433             21
Contract terminations:
    Surrender benefits and contract charges                        (168)          (188)          (141)        (1,126)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 39,420        216,367         13,403         27,689          3,435
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB1(4)       UECB2(4)       UECB3(4)       UECB4(4)       WECB5(4)
OPERATIONS
Investment income (loss) -- net                            $      2,442   $      9,818   $      1,952   $      8,065   $      1,130
Net realized gain (loss) on sales of investments                   (155)            90             41             11             (1)
Distributions from capital gains                                  1,386          5,182          1,160          3,789            680
Net change in unrealized appreciation or
  depreciation of investments                                      (414)           399            211            635           (501)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,259         15,489          3,364         12,500          1,308
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      147,209        848,968        290,373        699,422         97,487
Net transfers(1)                                                101,749         64,263         19,211         74,386         11,065
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,705)        (1,954)          (163)        (1,290)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  247,253        911,277        309,421        772,518        108,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    250,512   $    926,766   $    312,785   $    785,018   $    109,715
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      143,286        830,944        283,068        685,101         95,078
Net transfers(1)                                                 99,390         62,965         18,768         72,527         10,796
Contract terminations:
    Surrender benefits and contract charges                      (1,664)        (1,909)          (652)        (1,264)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                241,012        892,000        301,184        756,364        105,734
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB3(4)       WECB8(4)       UEEI1(4)       UEEI2(4)       UEEI3(4)
OPERATIONS
Investment income (loss) -- net                            $        584   $         --   $        404   $      4,614   $        238
Net realized gain (loss) on sales of investments                     16             --             45            722            (12)
Distributions from capital gains                                    164             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       200             --         (1,398)           392           (478)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         964             --           (949)         5,728           (252)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       82,147             --         28,331        343,995         27,371
Net transfers(1)                                                 12,672             15          7,882         26,146          1,285
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (139)            --         (2,152)        (1,152)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   94,680             15         34,061        368,989         28,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,644   $         15   $     33,112   $    374,717   $     28,239
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       79,960             --         28,621        364,316         28,149
Net transfers(1)                                                 12,392             15          7,829         25,078          1,290
Contract terminations:
    Surrender benefits and contract charges                        (140)            --         (2,157)        (1,155)          (170)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 92,212             15         34,293        388,239         29,269
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI4(4)       WEEI5(4)       WEEI3(4)       WEEI8(4)       UEFF1(4)
OPERATIONS
Investment income (loss) -- net                            $      1,969   $         99   $        189   $         77   $        158
Net realized gain (loss) on sales of investments                    (47)            12           (483)            (4)           114
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,650)          (185)          (162)          (496)          (225)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,728)           (74)          (456)          (423)            47
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      146,461          7,798         12,447         20,311          8,142
Net transfers(1)                                                 23,804          1,572          3,904             17          1,608
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (184)          (140)           (72)          (137)          (152)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  170,081          9,230         16,279         20,191          9,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    167,353   $      9,156   $     15,823   $     19,768   $      9,645
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      149,290          8,031         12,572         20,652          8,197
Net transfers(1)                                                 24,462          1,611          4,016             17          1,591
Contract terminations:
    Surrender benefits and contract charges                        (190)          (145)          (144)          (144)          (152)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                173,562          9,497         16,444         20,525          9,636
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFF2(4)       UEFF3(4)       UEFF4(4)       WEFF5(4)       WEFF3(4)
OPERATIONS
Investment income (loss) -- net                            $      2,768   $        165   $        564   $        (45)  $        (50)
Net realized gain (loss) on sales of investments                    301             (1)            (6)         3,985           (430)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       688            (63)          (883)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,757            101           (325)         3,940           (480)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      124,543          7,347         26,180            142        127,283
Net transfers(1)                                                  3,610            517             --         (3,907)      (126,661)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  128,011          7,722         26,038         (3,907)           480
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    131,768   $      7,823   $     25,713   $         33   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      128,860          7,454         25,870            142        126,750
Net transfers(1)                                                  2,988            513             --             33       (126,608)
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                131,706          7,825         25,728             33             --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF8(4)       UEGO1(4)       UEGO2(4)       UEGO3(4)       UEGO4(4)
OPERATIONS
Investment income (loss) -- net                            $          3   $         64   $        924   $         96   $        501
Net realized gain (loss) on sales of investments                      1            (32)            90            (27)           (56)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (323)        (3,203)          (642)        (2,528)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4           (291)        (2,189)          (573)        (2,083)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          119         11,757        161,267         21,652         89,569
Net transfers(1)                                                     (1)            50         18,894            546         26,373
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (122)          (150)        (1,089)          (156)          (175)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (4)        11,657        179,072         22,042        115,767
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     11,366   $    176,883   $     21,469   $    113,684
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          122         12,448        173,051         22,908         95,593
Net transfers(1)                                                     --             53         20,165            586         28,185
Contract terminations:
    Surrender benefits and contract charges                        (122)          (164)        (1,153)          (170)          (191)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         12,337        192,063         23,324        123,587
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO5(4)       WEGO3(4)       WEGO8(4)       UEGR1(4)       UEGR2(4)
OPERATIONS
Investment income (loss) -- net                            $         37   $         63   $         --   $        (12)  $       (255)
Net realized gain (loss) on sales of investments                      4           (196)            (7)            99             28
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (273)          (208)            (1)           (36)          (591)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (232)          (341)            (8)            51           (818)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,242          8,121            139          7,494        169,386
Net transfers(1)                                                  1,496          4,657             18            124          2,547
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (150)          (117)          (132)          (160)          (603)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,588         12,661             25          7,458        171,330
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,356   $     12,320   $         17   $      7,509   $    170,512
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,739          8,543            143          7,646        170,830
Net transfers(1)                                                  1,596          5,009             18            126          2,655
Contract terminations:
    Surrender benefits and contract charges                        (164)          (143)          (143)          (163)          (605)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,171         13,409             18          7,609        172,880
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR3(4)       UEGR4(4)       WEGR5(4)       WEGR3(4)       WEGR8(4)
OPERATIONS
Investment income (loss) -- net                            $        (26)  $        (96)  $         (9)  $        (10)  $         (1)
Net realized gain (loss) on sales of investments                     --            (20)             8           (102)             5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       181            834             42             (4)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         155            718             41           (116)             5
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,138         35,188          2,958          4,072            136
Net transfers(1)                                                    273         10,148            665          1,633              7
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (162)          (170)          (140)          (104)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   25,249         45,166          3,483          5,601              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     25,404   $     45,884   $      3,524   $      5,485   $          7
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       25,662         36,388          3,039          4,058            143
Net transfers(1)                                                    270         10,332            680          1,668              7
Contract terminations:
    Surrender benefits and contract charges                        (165)          (173)          (143)          (143)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 25,767         46,547          3,576          5,583              7
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEHI1(4)       UEHI2(4)       UEHI3(4)       UEHI4(4)       WEHI5(4)
OPERATIONS
Investment income (loss) -- net                            $      2,337   $      5,001   $      1,870   $      8,062   $      2,378
Net realized gain (loss) on sales of investments                    214             50              8             (6)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       540         (1,249)          (685)         1,063            803
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,091          3,802          1,193          9,119          3,183
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       95,383        183,435        136,035        328,212         94,783
Net transfers(1)                                                     90         23,490            545         10,348          8,863
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)        (1,373)          (157)          (185)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,328        205,552        136,423        338,375        103,501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     98,419   $    209,354   $    137,616   $    347,494   $    106,684
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,737        180,304        132,444        325,676         94,578
Net transfers(1)                                                    290         22,955            526         10,017          8,592
Contract terminations:
    Surrender benefits and contract charges                        (140)        (1,335)          (151)          (178)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 94,887        201,924        132,819        335,515        103,029
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI3(4)       WEHI8(4)       UEIG1(4)       UEIG2(4)       UEIG3(4)
OPERATIONS
Investment income (loss) -- net                            $        444   $          3   $        396   $      2,743   $        440
Net realized gain (loss) on sales of investments                   (130)             2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (82)            --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         232              5           (302)           264           (229)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,283            120         13,979        188,826         31,878
Net transfers(1)                                                  5,202             (1)        14,943         10,012          5,497
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (124)          (151)        (1,066)          (156)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,340             (5)        28,771        197,772         37,219
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,572   $         --   $     28,469   $    198,036   $     36,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       13,980            120         14,916        202,826         33,955
Net transfers(1)                                                  5,070             --         15,797         10,910          5,947
Contract terminations:
    Surrender benefits and contract charges                        (140)          (120)          (162)        (1,141)          (169)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 18,910             --         30,551        212,595         39,733
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(4)       WEIG5(4)       WEIG3(4)       WEIG8(4)       UEMA1(4)
OPERATIONS
Investment income (loss) -- net                            $      1,641   $        130   $       (129)  $          1   $        (12)
Net realized gain (loss) on sales of investments                   (102)            (1)        13,587            (10)            42
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)           (67)            (1)          (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (805)           (33)        13,391            (10)          (112)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,042          9,642          8,596            141          7,082
Net transfers(1)                                                 27,893          1,381         (8,638)            15             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (175)          (150)          (162)          (131)          (156)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  135,760         10,873           (204)            25          6,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    134,955   $     10,840   $     13,187   $         15   $      6,814
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      115,326         10,329         10,114            142          7,308
Net transfers(1)                                                 29,910          1,485          5,004             16             --
Contract terminations:
    Surrender benefits and contract charges                        (189)          (163)          (986)          (142)          (164)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,047         11,651         14,132             16          7,144
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA2(4)       UEMA3(4)       UEMA4(4)       WEMA5(4)       WEMA3(4)
OPERATIONS
Investment income (loss) -- net                            $       (110)  $        (27)  $       (143)  $         (8)  $        (13)
Net realized gain (loss) on sales of investments                     (3)             5            (10)             2            (98)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       308            (11)        (1,798)           (35)           (50)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         195            (33)        (1,951)           (41)          (161)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       59,204         10,125         68,361          2,966          4,086
Net transfers(1)                                                  2,387            261         13,166            633          1,596
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (584)          (158)          (161)          (137)          (116)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,007         10,228         81,366          3,462          5,566
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     61,202   $     10,195   $     79,415   $      3,421   $      5,405
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       62,319         10,596         69,949          3,079          4,153
Net transfers(1)                                                  2,455            266         13,593            657          1,664
Contract terminations:
    Surrender benefits and contract charges                        (600)          (166)          (169)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 64,174         10,696         83,373          3,592          5,673
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA8(4)       UEOE1(4)       UEOE2(4)       UEOE3(4)       UEOE4(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (198)  $       (624)  $       (101)  $       (478)
Net realized gain (loss) on sales of investments                      1            330             (6)           (14)           (65)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (306)        (6,476)          (918)       (12,048)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --           (174)        (7,106)        (1,033)       (12,591)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          137         22,334        303,336         36,894        246,809
Net transfers(1)                                                      8         61,120         43,356          5,088         31,784
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (138)          (159)        (1,132)          (165)          (198)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7         83,295        345,560         41,817        278,395
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $          7   $     83,121   $    338,454   $     40,784   $    265,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          144         22,744        308,298         37,951        244,194
Net transfers(1)                                                      8         63,606         43,893          5,127         32,000
Contract terminations:
    Surrender benefits and contract charges                        (144)          (165)        (1,123)          (761)          (206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8         86,185        351,068         42,317        275,988
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE5(4)       WEOE3(4)       WEOE8(4)       UESM1(4)       UESM2(4)
OPERATIONS
Investment income (loss) -- net                            $        (28)  $       (134)  $         (5)  $        (74)  $       (370)
Net realized gain (loss) on sales of investments                     25           (536)           (11)            67           (554)
Distributions from capital gains                                     --             --             --          1,175          6,786
Net change in unrealized appreciation or
  depreciation of investments                                      (411)          (804)          (197)           379            496
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (414)        (1,474)          (213)         1,547          6,358
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,938         38,559          2,986         36,437        388,106
Net transfers(1)                                                  1,591          5,198             20         33,642         66,644
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (140)           (66)          (139)          (155)        (1,437)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,389         43,691          2,867         69,924        453,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,975   $     42,217   $      2,654   $     71,471   $    459,671
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,018         39,680          2,884         38,674        410,736
Net transfers(1)                                                  1,602          5,263             19         36,338         72,412
Contract terminations:
    Surrender benefits and contract charges                        (146)        (1,096)          (144)          (163)        (1,547)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,474         43,847          2,759         74,849        481,601
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM3(4)       UESM4(4)       WESM5(4)       WESM3(4)       WESM8(4)
OPERATIONS
Investment income (loss) -- net                            $        (51)  $       (324)  $         (6)  $        (49)  $         (3)
Net realized gain (loss) on sales of investments                   (249)          (832)            (3)          (433)            (2)
Distributions from capital gains                                  1,970          6,774            130            409             59
Net change in unrealized appreciation or
  depreciation of investments                                      (304)        (2,002)           (24)          (238)           (25)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,366          3,616             97           (311)            29
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      140,444        340,379          5,209         19,553          2,396
Net transfers(1)                                                  8,454         34,111          1,209          1,861              7
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (155)          (178)          (134)           (98)          (133)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  148,743        374,312          6,284         21,316          2,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,109   $    377,928   $      6,381   $     21,005   $      2,299
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      148,662        360,377          5,536         20,500          2,546
Net transfers(1)                                                  8,865         36,190          1,297          1,975              8
Contract terminations:
    Surrender benefits and contract charges                        (163)          (188)          (141)          (467)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                157,364        396,379          6,692         22,008          2,413
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST1(4)       UEST2(4)       UEST3(4)       UEST4(4)       WEST5(4)
OPERATIONS
Investment income (loss) -- net                            $        (50)  $      6,904   $      1,376   $      4,664   $        213
Net realized gain (loss) on sales of investments                   (909)            85              1            590             (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,739)           112           (853)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (959)         5,250          1,489          4,401            185
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      299,976         83,243         75,068        340,638          4,141
Net transfers(1)                                               (298,866)        60,320          3,366          8,180             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)          (151)          (151)        (1,059)          (151)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      959        143,412         78,283        347,759          3,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    148,662   $     79,772   $    352,160   $      4,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      291,570         79,816         70,551        318,617          3,996
Net transfers(1)                                               (291,431)        57,494          3,240          7,678             --
Contract terminations:
    Surrender benefits and contract charges                        (139)          (139)          (139)        (1,012)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        137,171         73,652        325,283          3,857
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST3(4)       WEST8(4)       UFMC1(2)       UFMC2(2)         WMDC7
OPERATIONS
Investment income (loss) -- net                            $        303   $          6   $       (177)  $     (1,321)  $     (4,304)
Net realized gain (loss) on sales of investments                     --              3            (50)          (915)        (1,425)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2             --            280          2,705       (103,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         305              9             53            469       (108,847)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,943            120         66,211        475,166        173,017
Net transfers(1)                                                  2,733             --         14,437        181,200        200,444
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)          (129)        (1,107)        (1,378)       (24,180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,525             (9)        79,541        654,988        349,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        710,611
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,830   $         --   $     79,594   $    655,457   $    951,045
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        667,442
Contract purchase payments                                        3,850            120         77,992        558,560        164,673
Net transfers(1)                                                  2,602             --         17,098        215,714        198,570
Contract terminations:
    Surrender benefits and contract charges                        (139)          (120)        (1,306)        (1,641)       (25,386)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,313             --         93,784        772,633      1,005,299
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC6        UFMC4(2)         WMDC5          WMDC4          WMDC3
OPERATIONS
Investment income (loss) -- net                            $     (8,323)  $     (1,160)  $     (1,505)  $     (4,846)  $     (3,809)
Net realized gain (loss) on sales of investments                (12,347)          (646)        (2,428)        (7,221)        (1,238)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (146,333)        (1,195)       (20,709)       (66,766)       (42,874)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (167,003)        (3,001)       (24,642)       (78,833)       (47,921)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      252,931        336,372         73,393        129,892        195,524
Net transfers(1)                                                734,591         95,011         87,964        259,246        229,923
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,607)        (2,762)          (509)       (19,846)       (13,468)
    Death benefits                                                 (355)            --             --             --         (3,394)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  977,560        428,621        160,848        369,292        408,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 555,738             --         99,826        390,280        165,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,366,295   $    425,620   $    236,032   $    680,739   $    526,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          522,139             --         93,943        367,294        155,709
Contract purchase payments                                      249,600        395,083         72,258        128,050        191,220
Net transfers(1)                                                684,000        113,150         84,663        246,074        228,822
Contract terminations:
    Surrender benefits and contract charges                      (9,852)        (5,701)          (536)       (18,765)       (13,573)
    Death benefits                                                 (410)            --             --             --         (3,281)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,445,477        502,532        250,328        722,653        558,897
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC8(5)         WMDC2          UMSS1          UMSS2          WMSS7
OPERATIONS
Investment income (loss) -- net                            $        (25)  $       (395)  $       (906)  $     (7,717)  $     (2,438)
Net realized gain (loss) on sales of investments                     --            192        (16,102)       (18,132)        (7,995)
Distributions from capital gains                                     --             --          7,174         85,962         19,409
Net change in unrealized appreciation or
  depreciation of investments                                        23         (4,282)       (45,624)      (680,953)      (136,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)        (4,485)       (55,458)      (620,840)      (127,532)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,450            (18)       528,400      2,705,068        139,820
Net transfers(1)                                                      7         35,827        242,677      2,277,487        308,022
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (38)       (24,633)      (135,217)       (18,121)
    Death benefits                                                   --             --             --        (19,498)        (1,230)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,439         35,771        746,444      4,827,840        428,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          8,315         71,298      1,529,647        648,734
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     24,437   $     39,601   $    762,284   $  5,736,647   $    949,693
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          7,839         61,488      1,321,211        520,959
Contract purchase payments                                       27,402             --        483,766      2,428,846        112,367
Net transfers(1)                                                      8         34,385        232,459      2,077,583        258,926
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)       (24,862)      (128,243)       (15,895)
    Death benefits                                                   --             --             --        (18,568)        (1,027)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,389         42,182        752,851      5,680,829        875,330
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PMSS1          UMSS4           EMU           WMSS4          WMSS3
OPERATIONS
Investment income (loss) -- net                            $     (5,445)  $    (17,851)  $     (3,952)  $     (5,894)  $     (4,192)
Net realized gain (loss) on sales of investments                (22,249)       (56,460)       (53,580)       (18,675)       (24,179)
Distributions from capital gains                                 32,309         94,384         21,939         22,990         20,338
Net change in unrealized appreciation or
  depreciation of investments                                  (251,255)      (713,153)      (117,038)      (152,498)      (132,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (246,640)      (693,080)      (152,631)      (154,077)      (140,064)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,199,516      2,756,558        220,117        197,266        316,012
Net transfers(1)                                              1,338,861      2,783,378        367,398        383,581        582,270
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (31,289)       (78,543)       (69,009)       (43,314)       (50,699)
    Death benefits                                              (20,935)        (5,777)        (3,193)        (6,081)        (4,030)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,486,153      5,455,616        515,313        531,452        843,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 307,457      1,584,855        673,880        811,937        380,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,546,970   $  6,347,391   $  1,036,562   $  1,189,312   $  1,083,557
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          251,581      1,373,613        546,335        691,209        324,208
Contract purchase payments                                    1,017,354      2,482,792        188,072        177,064        281,064
Net transfers(1)                                              1,171,066      2,550,072        292,629        342,848        508,909
Contract terminations:
    Surrender benefits and contract charges                     (29,926)       (74,095)       (57,595)       (40,191)       (47,411)
    Death benefits                                              (16,993)        (5,803)        (3,048)        (5,990)        (3,931)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,393,082      6,326,579        966,393      1,164,940      1,062,839
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SMSS1          WMSS2        UOSM1(2)       UOSM2(2)       UOSM3(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,214)  $       (727)  $        (60)  $       (254)  $       (122)
Net realized gain (loss) on sales of investments               (200,365)          (138)           (85)          (108)           (21)
Distributions from capital gains                                 35,212          1,378             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (91,159)       (11,653)        (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (258,526)       (11,140)        (1,614)        (1,733)        (1,554)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      181,458          1,322         27,586        103,407         48,155
Net transfers(1)                                                511,276         87,148            406         57,082          5,194
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (239,302)          (242)           (80)          (503)          (129)
    Death benefits                                              (37,229)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  416,203         88,228         27,912        159,986         53,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 593,143         47,990             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    750,820   $    125,078   $     26,298   $    158,253   $     51,666
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          472,993         41,027             --             --             --
Contract purchase payments                                      150,076          1,447         32,457        129,268         58,773
Net transfers(1)                                                302,264         80,980            742         70,650          6,446
Contract terminations:
    Surrender benefits and contract charges                    (202,035)          (227)          (101)          (619)          (163)
    Death benefits                                              (32,829)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                690,469        123,227         33,098        199,299         65,056
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(2)       WOSM5(4)       WOSM3(4)       WOSM8(4)       UIGR1(2)
OPERATIONS
Investment income (loss) -- net                            $       (184)  $         (7)  $        (11)  $         (7)  $        (58)
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --           (168)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)          (727)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,186)           (53)          (148)          (192)          (953)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,011          3,149          3,659         12,105         27,087
Net transfers(1)                                                 23,937            340            915              5            155
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)            --             --             --            (47)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,859          3,489          4,574         12,110         27,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     68,673   $      3,436   $      4,426   $     11,918   $     26,242
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       56,681          3,257          3,710         12,524         32,921
Net transfers(1)                                                 30,075            352            933              5            105
Contract terminations:
    Surrender benefits and contract charges                        (113)            --             --             --            (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 86,643          3,609          4,643         12,529         32,966
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR2(2)         WIGR7          PIGR1        UIGR4(2)          EPL
OPERATIONS
Investment income (loss) -- net                            $       (666)  $     (8,360)  $    (16,600)  $       (983)  $     (7,996)
Net realized gain (loss) on sales of investments                   (500)      (145,045)      (268,143)          (830)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       858       (341,764)      (548,102)         1,737       (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (308)      (495,169)      (832,845)           (76)      (316,416)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      278,624        161,679        493,290        364,747        147,833
Net transfers(1)                                                 69,887         (3,612)      (151,461)        67,101         62,726
Annuity payments                                                     --             --         (1,800)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,503)       (81,384)      (102,187)           (72)      (107,086)
    Death benefits                                                   --        (16,779)       (12,196)            --        (37,057)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  347,008         59,904        225,646        431,776         66,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,549,943      4,269,371             --      1,651,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    346,700   $  2,114,678   $  3,662,172   $    431,700   $  1,401,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      3,906,060      4,730,889             --      1,775,441
Contract purchase payments                                      350,350        262,759        612,600        458,849        177,170
Net transfers(1)                                                 87,378        (18,571)      (200,488)        84,788         73,923
Contract terminations:
    Surrender benefits and contract charges                      (1,918)      (141,736)      (132,342)           (92)      (125,002)
    Death benefits                                                   --        (26,458)       (16,573)            --        (45,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                435,810      3,982,054      4,994,086        543,545      1,855,909
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                    WIGR4          WIGR3        WIGR8(5)         WIGR2
OPERATIONS
Investment income (loss) -- net                                           $    (18,058)  $    (13,170)  $         (9)  $     (3,212)
Net realized gain (loss) on sales of investments                              (280,988)    (1,107,443)            (1)       (58,061)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (364,995)       780,501           (150)       (25,244)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (664,041)      (340,112)          (160)       (86,517)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                      73,080        112,628          5,869           (641)
Net transfers(1)                                                              (161,345)      (346,906)            17         12,227
Annuity payments                                                                    --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                   (189,005)      (111,868)           (17)       (18,610)
    Death benefits                                                              (8,466)       (49,021)            --        (18,305)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                (285,736)      (395,167)         5,869        (25,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              3,578,970      2,370,620             --        427,111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  2,629,193   $  1,635,341   $      5,709   $    315,265
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       6,093,986      4,039,987             --        729,923
Contract purchase payments                                                     129,691        221,302          6,746         (1,279)
Net transfers(1)                                                              (337,759)      (519,154)            20         14,455
Contract terminations:
    Surrender benefits and contract charges                                   (352,624)      (214,292)           (21)       (35,206)
    Death benefits                                                             (16,038)       (91,293)            --        (42,386)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             5,517,256      3,436,550          6,745        665,507
===================================================================================================================================

(1) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $      6,363   $     23,105   $     13,308   $     33,757   $    220,673
Net realized gain (loss) on sales of investments                      2             (5)            (1)             2         (1,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)           (73)           (59)          (106)           605
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,348         23,027         13,248         33,653        220,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,505        414,634        538,610        858,103      2,036,753
Net transfers(1)                                                451,974      2,441,327      1,985,789      2,622,121      5,157,424
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,590)       (22,079)       (94,490)    (2,250,927)
    Death benefits                                                   --             --        (92,794)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,478      2,834,371      2,409,526      3,385,734      4,943,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  54,952             --            366        635,049      5,461,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    585,778   $  2,857,398   $  2,423,140   $  4,054,436   $ 10,625,240
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           53,407             --            350        618,285      4,421,199
Contract purchase payments                                       68,993        416,079        503,480        820,668      1,634,378
Net transfers(1)                                                431,923      2,433,405      1,854,182      2,508,422      4,127,361
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,393)       (20,569)       (89,957)    (1,774,260)
    Death benefits                                                   --             --        (87,359)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                554,322      2,828,091      2,250,084      3,857,418      8,408,678
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCMG2          SCMG1          PBND1           ESI           SBND2
OPERATIONS
Investment income (loss) -- net                            $     80,224   $    296,353   $      4,669   $    682,185   $     10,784
Net realized gain (loss) on sales of investments                     53             49            269       (129,959)           666
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)          (576)           398        249,511         (2,242)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      80,100        295,826          5,336        801,737          9,208
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,074,012      2,282,409             --        392,694         38,469
Net transfers(1)                                             (1,001,893)       449,362         21,723        135,621        245,358
Annuity payments                                                 (4,987)            --             --         (1,075)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,435)    (2,502,884)        (1,903)    (1,253,230)       (11,871)
    Death benefits                                             (173,380)      (396,463)            --       (110,742)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,483,317       (167,576)        19,820       (836,732)       271,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,679,660     11,833,617         85,549     13,157,333         65,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,243,077   $ 11,961,867   $    110,705   $ 13,122,338   $    346,782
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,612,928     11,510,757         81,583      9,498,099         63,589
Contract purchase payments                                    2,973,969      2,233,625             --        276,188         35,644
Net transfers(1)                                               (971,035)       460,986         19,467         98,081        228,539
Contract terminations:
    Surrender benefits and contract charges                    (467,761)    (2,394,165)        (1,756)      (872,057)       (10,903)
    Death benefits                                             (168,601)      (412,026)            --        (77,062)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,979,500     11,399,177         99,294      8,923,249        316,869
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SBND1          WDEI7          PDEI1          WDEI5          WDEI4
OPERATIONS
Investment income (loss) -- net                            $     92,648   $        (31)  $       (487)  $        (41)  $       (234)
Net realized gain (loss) on sales of investments                  2,125         (1,541)        30,923           (184)          (677)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,724)         8,652            870          1,747          3,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,049          7,080         31,306          1,522          2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,721         65,624        139,247         30,207        176,364
Net transfers(1)                                                751,120        289,085        407,388         85,446        249,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,267)          (686)      (477,380)          (316)        (1,113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,574        354,023         69,255        115,337        424,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 710,040        106,006        243,860          7,939         67,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,490,663   $    467,109   $    344,421   $    124,798   $    495,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          687,876         97,971        244,084          7,350         62,827
Contract purchase payments                                       42,929         60,118        142,415         28,086        162,710
Net transfers(1)                                                723,511        270,318        406,604         79,571        230,850
Contract terminations:
    Surrender benefits and contract charges                     (91,379)          (626)      (451,275)          (296)        (1,042)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,362,937        427,781        341,828        114,711        455,345
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI3          SDEI1          WDEI2          UNDM1          UNDM2
OPERATIONS
Investment income (loss) -- net                            $       (274)  $       (659)  $        (59)  $        (39)  $        (85)
Net realized gain (loss) on sales of investments                 (1,815)       (49,930)            27            (39)           (58)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,989)         4,363          1,811           (193)         1,623
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,078)       (46,226)         1,779           (271)         1,480
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,764             --         22,454          9,189            713
Net transfers(1)                                                189,921        413,382         10,324          6,296         59,116
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (86,621)       (18,000)          (770)            (1)            --
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  177,064        386,649         32,008         15,484         59,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,298         55,691          3,168             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    242,284   $    396,114   $     36,955   $     15,213   $     61,309
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,033         51,889          2,939             --             --
Contract purchase payments                                       68,149             --         22,614         11,414            899
Net transfers(1)                                                167,393        340,376          9,288          8,673         80,015
Contract terminations:
    Surrender benefits and contract charges                     (78,491)       (16,402)          (719)            (1)            --
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                223,084        367,200         34,122         20,086         80,914
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WNDM7          PNDM1          UNDM4          EGD            WNDM4
OPERATIONS
Investment income (loss) -- net                            $    (10,079)  $    (26,453)  $       (967)  $    (60,329)  $    (12,491)
Net realized gain (loss) on sales of investments                (66,094)      (102,902)        (1,441)      (126,943)       (42,359)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (125,799)      (331,473)        (9,092)      (844,510)      (132,233)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (201,972)      (460,828)       (11,500)    (1,031,782)      (187,083)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      267,932        607,529         43,573        412,497        374,912
Net transfers(1)                                                232,888      1,266,355         87,563        641,651        369,373
Annuity payments                                                     --         (7,793)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (140,835)      (459,875)        (3,880)      (362,349)       (20,973)
    Death benefits                                               (8,943)        (9,657)            --        (25,717)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  351,042      1,396,559        127,256        666,082        723,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 895,717      2,069,454         29,559      5,736,038        747,769
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,044,787   $  3,005,185   $    145,315   $  5,370,338   $  1,283,998
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,037,539      1,936,840         32,247      3,716,997        867,899
Contract purchase payments                                      350,609        687,507         49,438        308,358        490,805
Net transfers(1)                                                296,238      1,355,496        111,546        509,304        486,770
Contract terminations:
    Surrender benefits and contract charges                    (201,169)      (490,439)          (103)      (277,964)       (30,000)
    Death benefits                                              (11,894)       (11,149)            --        (19,996)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,471,323      3,478,255        193,128      4,236,699      1,815,474
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     WNDM3          SNDM1          WNDM2        WMDC7(2)       WMDC6(2)
OPERATIONS
Investment income (loss) -- net                            $    (24,796)  $    (25,952)  $     (6,364)  $     (1,533)  $     (1,260)
Net realized gain (loss) on sales of investments                (52,009)      (127,964)        (3,487)        (1,544)           (54)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (288,903)      (245,647)       (79,605)        31,681         24,021
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (365,708)      (399,563)       (89,456)        28,604         22,707
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      140,640        182,483         70,399        535,429        212,955
Net transfers(1)                                                669,355        220,415        104,692        147,123        320,479
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (59,517)       (88,535)        (7,533)          (545)          (403)
    Death benefits                                               (8,722)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  741,756        314,363        167,558        682,007        533,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,834,324      2,224,328        415,735             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,210,372   $  2,139,128   $    493,837   $    710,611   $    555,738
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,129,881      2,468,296        483,327             --             --
Contract purchase payments                                      178,323        224,502         98,231        523,464        208,795
Net transfers(1)                                                914,269        323,253        128,490        144,505        313,727
Contract terminations:
    Surrender benefits and contract charges                     (81,940)      (120,045)        (9,290)          (527)          (383)
    Death benefits                                              (12,561)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,127,972      2,896,006        700,758        667,442        522,139
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC5(2)       WMDC4(2)       WMDC3(2)       WMDC2(2)         UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (338)  $     (1,843)  $       (670)  $        (10)  $        252
Net realized gain (loss) on sales of investments                      5         (3,637)            (1)           (17)        (1,148)
Distributions from capital gains                                     --             --             --             --          2,232
Net change in unrealized appreciation or
  depreciation of investments                                     4,530         17,076          7,859            276            417
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197         11,596          7,188            249          1,753
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407        191,437          6,477          4,515         17,737
Net transfers(1)                                                 26,222        187,311        151,981          3,551         28,942
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (64)          (305)            --             (2)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,629        378,684        158,153          8,066         46,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         22,868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826   $    390,280   $    165,341   $      8,315   $     71,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         20,898
Contract purchase payments                                       68,115        186,436          6,285          4,383         15,686
Net transfers(1)                                                 25,828        180,921        149,724          3,456         24,906
Contract terminations:
    Surrender benefits and contract charges                          --            (63)          (300)            --             (2)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943        367,294        155,709          7,839         61,488
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UMSS2          WMSS7          PMSS1          UMSS4          EMU
OPERATIONS
Investment income (loss) -- net                            $     (1,746)  $      1,639   $       (201)  $       (745)  $      3,054
Net realized gain (loss) on sales of investments                    169         10,010         (1,040)        (6,598)        (6,759)
Distributions from capital gains                                  7,835         23,642          3,119         22,901         31,187
Net change in unrealized appreciation or
  depreciation of investments                                    30,138        (10,790)          (720)         9,035        (25,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      36,396         24,501          1,158         24,593          1,499
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      937,965         97,943        125,964        883,909         88,382
Net transfers(1)                                                551,900        241,484        180,043        706,194        423,995
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,404)        (3,619)          (110)       (45,781)       (38,163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,485,461        335,808        305,897      1,544,322        474,214
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,790        288,425            402         15,940        198,167
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,529,647   $    648,734   $    307,457   $  1,584,855   $    673,880
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,156        245,054            347         14,596        169,587
Contract purchase payments                                      832,710         83,001        102,958        767,737         71,278
Net transfers(1)                                                485,217        195,828        148,365        626,832        336,168
Contract terminations:
    Surrender benefits and contract charges                      (3,872)        (2,924)           (89)       (35,552)       (30,698)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,321,211        520,959        251,581      1,373,613        546,335
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          WIGR7
OPERATIONS
Investment income (loss) -- net                            $       (142)  $      7,309   $     13,653   $       (247)  $    (22,798)
Net realized gain (loss) on sales of investments                 (3,804)       (10,406)      (122,294)           269        (83,098)
Distributions from capital gains                                 19,556         38,801         93,662             20        274,919
Net change in unrealized appreciation or
  depreciation of investments                                   (18,419)        (6,858)       (24,654)            70       (768,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,809)        28,846        (39,633)           112       (599,259)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      413,528         63,327        277,425         41,223        362,181
Net transfers(1)                                                295,717        433,640        492,762          4,018        546,522
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,607)      (163,814)      (231,063)          (343)      (183,502)
    Death benefits                                                   --        (25,292)            --             --        (11,525)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  701,638        307,861        539,124         44,898        713,676
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 113,108         43,361         93,652          2,980      2,435,526
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    811,937   $    380,068   $    593,143   $     47,990   $  2,549,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          101,588         38,958         78,742          2,680      2,927,032
Contract purchase payments                                      342,134         55,963        214,860         34,906        520,542
Net transfers(1)                                                253,889        386,654        370,604          3,739        739,994
Contract terminations:
    Surrender benefits and contract charges                      (6,402)      (135,582)      (191,213)          (298)      (265,118)
    Death benefits                                                   --        (21,785)            --             --        (16,390)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                691,209        324,208        472,993         41,027      3,906,060
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PIGR1           EPL           WIGR4          WIGR3          WIGR2
OPERATIONS
Investment income (loss) -- net                            $    (35,497)  $    (22,711)  $    (40,177)  $    (28,077)  $     (5,494)
Net realized gain (loss) on sales of investments                (51,511)      (546,230)      (102,546)      (119,690)        (6,619)
Distributions from capital gains                                356,855        260,377        342,521        250,359         44,638
Net change in unrealized appreciation or
  depreciation of investments                                (1,078,665)      (306,534)    (1,007,222)      (658,627)      (128,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (808,818)      (615,098)      (807,424)      (556,035)       (96,402)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,091,340        247,528        580,988        486,056         49,298
Net transfers(1)                                              1,176,748       (422,501)     1,076,902        489,514        106,017
Annuity payments                                                 (2,347)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,016)      (140,195)      (124,451)       (36,435)        (5,728)
    Death benefits                                              (14,376)       (31,188)       (19,697)       (22,235)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,208,349       (346,356)     1,513,742        916,900        149,587
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,869,840      2,612,896      2,872,652      2,009,755        373,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,269,371   $  1,651,442   $  3,578,970   $  2,370,620   $    427,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,473,705      2,191,500      3,826,870      2,678,425        499,119
Contract purchase payments                                    1,136,371        236,938        874,009        751,120         79,291
Net transfers(1)                                              1,181,046       (483,187)     1,634,078        702,637        160,903
Contract terminations:
    Surrender benefits and contract charges                     (45,164)      (140,260)      (211,261)       (59,623)        (9,390)
    Death benefits                                              (15,069)       (29,550)       (29,710)       (32,572)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,730,889      1,775,441      6,093,986      4,039,987        729,923
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                         737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       2,966,480
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,708,469
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       3,316,848
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      13,421,219

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          6,255
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         21,248
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         19,723
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                         30,371
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      1,056,976
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         28,572
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         96,593

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 2,539
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                18,219
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                62,448
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                53,876
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                30,045
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                24,884
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                65,756
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                26,374
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,856

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        33,194
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        75,896
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       219,701
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        31,536
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       309,652
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        84,246
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        96,178
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        15,893

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,727
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  5,603
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,894
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,328
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,710
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,600
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,975
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    327
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     --

UABA1                AIM V.I. Basic Value Fund, Series II Shares                               10,750
UABA2                AIM V.I. Basic Value Fund, Series II Shares                               67,734
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                8,532
UABA4                AIM V.I. Basic Value Fund, Series II Shares                               49,137
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                1,283
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                4,825
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                    2

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UEBC1                Evergreen VA Blue Chip Fund - Class 2                                      2,024
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                     28,097
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                      3,346
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                     17,819
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                      1,575
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                      2,281
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                        571

UECG1                Evergreen VA Capital Growth Fund - Class 2                                 3,389
UECG2                Evergreen VA Capital Growth Fund - Class 2                                26,415
0UECG3               Evergreen VA Capital Growth Fund - Class 2                                 3,483
UECG4                Evergreen VA Capital Growth Fund - Class 2                                19,105
WECG5                Evergreen VA Capital Growth Fund - Class 2                                 1,183
WECG3                Evergreen VA Capital Growth Fund - Class 2                                 2,442
WECG8                Evergreen VA Capital Growth Fund - Class 2                                   303

UECB1                Evergreen VA Core Bond Fund - Class 2                                     24,488
UECB2                Evergreen VA Core Bond Fund - Class 2                                     90,593
UECB3                Evergreen VA Core Bond Fund - Class 2                                     30,575
UECB4                Evergreen VA Core Bond Fund - Class 2                                     76,737
WECB5                Evergreen VA Core Bond Fund - Class 2                                     10,725
WECB3                Evergreen VA Core Bond Fund - Class 2                                      9,349
WECB8                Evergreen VA Core Bond Fund - Class 2                                          1

UEEI1                Evergreen VA Equity Index Fund - Class 2                                   4,830
UEEI2                Evergreen VA Equity Index Fund - Class 2                                  54,703
UEEI3                Evergreen VA Equity Index Fund - Class 2                                   4,122
UEEI4                Evergreen VA Equity Index Fund - Class 2                                  24,431
WEEI5                Evergreen VA Equity Index Fund - Class 2                                   1,337
WEEI3                Evergreen VA Equity Index Fund - Class 2                                   2,310
WEEI8                Evergreen VA Equity Index Fund - Class 2                                   2,886

UEFF1                Evergreen VA Foundation Fund - Class 2                                       839
UEFF2                Evergreen VA Foundation Fund - Class 2                                    11,458
UEFF3                Evergreen VA Foundation Fund - Class 2                                       680
UEFF4                Evergreen VA Foundation Fund - Class 2                                     2,236
WEFF5                Evergreen VA Foundation Fund - Class 2                                         3
WEFF3                Evergreen VA Foundation Fund - Class 2                                        --
WEFF8                Evergreen VA Foundation Fund - Class 2                                        --

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                 1,159
UEGO2                Evergreen VA Global Leaders Fund - Class 2                                18,031
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                 2,188
UEGO4                Evergreen VA Global Leaders Fund - Class 2                                11,589
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                   954
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                 1,256
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                     2

UEGR1                Evergreen VA Growth Fund - Class 2                                           862
UEGR2                Evergreen VA Growth Fund - Class 2                                        19,577
UEGR3                Evergreen VA Growth Fund - Class 2                                         2,917
UEGR4                Evergreen VA Growth Fund - Class 2                                         5,268
WEGR5                Evergreen VA Growth Fund - Class 2                                           405
WEGR3                Evergreen VA Growth Fund - Class 2                                           630
WEGR8                Evergreen VA Growth Fund - Class 2                                             1

UEHI1                Evergreen VA High Income Fund - Class 2                                    9,931
UEHI2                Evergreen VA High Income Fund - Class 2                                   21,126
UEHI3                Evergreen VA High Income Fund - Class 2                                   13,887
UEHI4                Evergreen VA High Income Fund - Class 2                                   35,065
WEHI5                Evergreen VA High Income Fund - Class 2                                   10,765
WEHI3                Evergreen VA High Income Fund - Class 2                                    1,974
WEHI8                Evergreen VA High Income Fund - Class 2                                       --

UEIG1                Evergreen VA International Equity Fund - Class 2                           3,455
UEIG2                Evergreen VA International Equity Fund - Class 2                          24,033
UEIG3                Evergreen VA International Equity Fund - Class 2                           4,489
UEIG4                Evergreen VA International Equity Fund - Class 2                          16,378
WEIG5                Evergreen VA International Equity Fund - Class 2                           1,315
WEIG3                Evergreen VA International Equity Fund - Class 2                           1,600
WEIG8                Evergreen VA International Equity Fund - Class 2                               2

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UEMA1                Evergreen VA Masters Fund - Class 2                                          999
UEMA2                Evergreen VA Masters Fund - Class 2                                        8,974
UEMA3                Evergreen VA Masters Fund - Class 2                                        1,495
UEMA4                Evergreen VA Masters Fund - Class 2                                       11,644
WEMA5                Evergreen VA Masters Fund - Class 2                                          502
WEMA3                Evergreen VA Masters Fund - Class 2                                          793
WEMA8                Evergreen VA Masters Fund - Class 2                                            1

UEOE1                Evergreen VA Omega Fund - Class 2                                          7,711
UEOE2                Evergreen VA Omega Fund - Class 2                                         31,396
UEOE3                Evergreen VA Omega Fund - Class 2                                          3,783
UEOE4                Evergreen VA Omega Fund - Class 2                                         24,657
WEOE5                Evergreen VA Omega Fund - Class 2                                          1,204
WEOE3                Evergreen VA Omega Fund - Class 2                                          3,916
WEOE8                Evergreen VA Omega Fund - Class 2                                            246

UESM1                Evergreen VA Special Values Fund - Class 2                                 6,711
UESM2                Evergreen VA Special Values Fund - Class 2                                43,162
UESM3                Evergreen VA Special Values Fund - Class 2                                14,095
UESM4                Evergreen VA Special Values Fund - Class 2                                35,486
WESM5                Evergreen VA Special Values Fund - Class 2                                   599
WESM3                Evergreen VA Special Values Fund - Class 2                                 1,972
WESM8                Evergreen VA Special Values Fund - Class 2                                   216

UEST1                Evergreen VA Strategic Income Fund - Class 2                                  --
UEST2                Evergreen VA Strategic Income Fund - Class 2                              15,047
UEST3                Evergreen VA Strategic Income Fund - Class 2                               8,074
UEST4                Evergreen VA Strategic Income Fund - Class 2                              35,644
WEST5                Evergreen VA Strategic Income Fund - Class 2                                 423
WEST3                Evergreen VA Strategic Income Fund - Class 2                                 691
WEST8                Evergreen VA Strategic Income Fund - Class 2                                  --

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          4,577
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         37,692
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         54,689
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         78,568
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,475
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         13,573
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         39,145
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          1,405
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          2,277

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                           477,258
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                            79,009
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           211,894
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           528,069
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                            86,236
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                            98,944
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                            90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            62,464
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            10,406

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  2,831
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 17,035
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  5,561
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,392
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    370
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    476
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  1,283

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UIGR1                Putnam VT International Equity Fund - Class IB Shares                      2,591
UIGR2                Putnam VT International Equity Fund - Class IB Shares                     34,327
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    209,374
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    362,591
UIGR4                Putnam VT International Equity Fund - Class IB Shares                     42,743
EPL                  Putnam VT International Equity Fund - Class IB Shares                    138,757
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    260,316
WIGR3                Putnam VT International Equity Fund - Class IB Shares                  3,436,550
WIGR8                Putnam VT International Equity Fund - Class IB Shares                        565
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     31,214

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                 MAXIMUM                 MAXIMUM
                                                                                ADJUSTMENT              ADJUSTMENT
FUND                                                                     (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.08%                    0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 N/A                     0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         0.12%                    0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.


The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%

The American Express(R) AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                    $    609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       1,878,678
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,965,671
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       9,271,255
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      37,777,110
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                      58,435,745
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      38,268,001

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        112,046
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        250,310
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        177,673
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                        334,140
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      2,198,387
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        534,577
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                      3,211,897

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                27,565
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund               152,890
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund               253,486
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               279,597
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               250,384
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund               210,881
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               216,525
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund               234,784
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               225,443
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,985

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       439,837
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       278,678
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,410,712
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       330,441
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       670,991
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       534,761
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       281,199
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,412,925
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        14,727

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,627
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 66,727
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,625
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 32,632
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 36,691
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 25,425
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 40,213
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 26,520
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,237
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    172

UABA1                AIM V.I. Basic Value Fund, Series II Shares                              108,898
UABA2                AIM V.I. Basic Value Fund, Series II Shares                              552,103
UABA3                AIM V.I. Basic Value Fund, Series II Shares                               70,450
UABA4                AIM V.I. Basic Value Fund, Series II Shares                              404,961
WABA5                AIM V.I. Basic Value Fund, Series II Shares                               11,328
WABA3                AIM V.I. Basic Value Fund, Series II Shares                               56,546
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                  134

UEBC1                Evergreen VA Blue Chip Fund - Class 2                                     19,675
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                    175,052
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                     21,560
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                    109,252
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                     10,210
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                     22,167
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                      3,584

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UECG1                Evergreen VA Capital Growth Fund - Class 2                          $     43,076
UECG2                Evergreen VA Capital Growth Fund - Class 2                               291,661
UECG3                Evergreen VA Capital Growth Fund - Class 2                                39,066
UECG4                Evergreen VA Capital Growth Fund - Class 2                               207,859
WECG5                Evergreen VA Capital Growth Fund - Class 2                                13,989
WECG3                Evergreen VA Capital Growth Fund - Class 2                                49,501
WECG8                Evergreen VA Capital Growth Fund - Class 2                                 3,432

UECB1                Evergreen VA Core Bond Fund - Class 2                                    370,292
UECB2                Evergreen VA Core Bond Fund - Class 2                                    993,868
UECB3                Evergreen VA Core Bond Fund - Class 2                                    318,812
UECB4                Evergreen VA Core Bond Fund - Class 2                                    790,024
WECB5                Evergreen VA Core Bond Fund - Class 2                                    110,696
WECB3                Evergreen VA Core Bond Fund - Class 2                                    128,382
WECB8                Evergreen VA Core Bond Fund - Class 2                                         15

UEEI1                Evergreen VA Equity Index Fund - Class 2                                  39,381
UEEI2                Evergreen VA Equity Index Fund - Class 2                                 421,082
UEEI3                Evergreen VA Equity Index Fund - Class 2                                  30,537
UEEI4                Evergreen VA Equity Index Fund - Class 2                                 176,278
WEEI5                Evergreen VA Equity Index Fund - Class 2                                  10,197
WEEI3                Evergreen VA Equity Index Fund - Class 2                                  27,755
WEEI8                Evergreen VA Equity Index Fund - Class 2                                  20,419

UEFF1                Evergreen VA Foundation Fund - Class 2                                    24,913
UEFF2                Evergreen VA Foundation Fund - Class 2                                   161,845
UEFF3                Evergreen VA Foundation Fund - Class 2                                     8,028
UEFF4                Evergreen VA Foundation Fund - Class 2                                    26,795
WEFF5                Evergreen VA Foundation Fund - Class 2                                   123,389
WEFF3                Evergreen VA Foundation Fund - Class 2                                   127,287
WEFF8                Evergreen VA Foundation Fund - Class 2                                       122

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                19,244
UEGO2                Evergreen VA Global Leaders Fund - Class 2                               191,620
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                24,020
UEGO4                Evergreen VA Global Leaders Fund - Class 2                               121,454
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                10,882
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                24,552
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                   157

UEGR1                Evergreen VA Growth Fund - Class 2                                        11,449
UEGR2                Evergreen VA Growth Fund - Class 2                                       176,088
UEGR3                Evergreen VA Growth Fund - Class 2                                        25,963
UEGR4                Evergreen VA Growth Fund - Class 2                                        46,849
WEGR5                Evergreen VA Growth Fund - Class 2                                         3,984
WEGR3                Evergreen VA Growth Fund - Class 2                                         9,678
WEGR8                Evergreen VA Growth Fund - Class 2                                           143

UEHI1                Evergreen VA High Income Fund - Class 2                                  213,318
UEHI2                Evergreen VA High Income Fund - Class 2                                  225,501
UEHI3                Evergreen VA High Income Fund - Class 2                                  146,181
UEHI4                Evergreen VA High Income Fund - Class 2                                  348,117
WEHI5                Evergreen VA High Income Fund - Class 2                                  106,145
WEHI3                Evergreen VA High Income Fund - Class 2                                   39,450
WEHI8                Evergreen VA High Income Fund - Class 2                                      123

UEIG1                Evergreen VA International Equity Fund - Class 2                          36,826
UEIG2                Evergreen VA International Equity Fund - Class 2                         214,992
UEIG3                Evergreen VA International Equity Fund - Class 2                          39,769
UEIG4                Evergreen VA International Equity Fund - Class 2                         141,993
WEIG5                Evergreen VA International Equity Fund - Class 2                          11,907
WEIG3                Evergreen VA International Equity Fund - Class 2                       6,149,355
WEIG8                Evergreen VA International Equity Fund - Class 2                             158

UEMA1                Evergreen VA Masters Fund - Class 2                                       10,878
UEMA2                Evergreen VA Masters Fund - Class 2                                       64,277
UEMA3                Evergreen VA Masters Fund - Class 2                                       10,949
UEMA4                Evergreen VA Masters Fund - Class 2                                       83,159
WEMA5                Evergreen VA Masters Fund - Class 2                                        3,962
WEMA3                Evergreen VA Masters Fund - Class 2                                       11,100
WEMA8                Evergreen VA Masters Fund - Class 2                                          144

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UEOE1                Evergreen VA Omega Fund - Class 2                                   $     91,021
UEOE2                Evergreen VA Omega Fund - Class 2                                        356,529
UEOE3                Evergreen VA Omega Fund - Class 2                                         44,609
UEOE4                Evergreen VA Omega Fund - Class 2                                        283,215
WEOE5                Evergreen VA Omega Fund - Class 2                                         14,648
WEOE3                Evergreen VA Omega Fund - Class 2                                         66,375
WEOE8                Evergreen VA Omega Fund - Class 2                                          3,005

UESM1                Evergreen VA Special Values Fund - Class 2                                74,447
UESM2                Evergreen VA Special Values Fund - Class 2                               479,278
UESM3                Evergreen VA Special Values Fund - Class 2                               153,601
UESM4                Evergreen VA Special Values Fund - Class 2                               398,458
WESM5                Evergreen VA Special Values Fund - Class 2                                 6,857
WESM3                Evergreen VA Special Values Fund - Class 2                                36,707
WESM8                Evergreen VA Special Values Fund - Class 2                                 2,465

UEST1                Evergreen VA Strategic Income Fund - Class 2                             299,984
UEST2                Evergreen VA Strategic Income Fund - Class 2                             153,871
UEST3                Evergreen VA Strategic Income Fund - Class 2                              79,880
UEST4                Evergreen VA Strategic Income Fund - Class 2                             382,229
WEST5                Evergreen VA Strategic Income Fund - Class 2                               4,364
WEST3                Evergreen VA Strategic Income Fund - Class 2                               7,000
WEST8                Evergreen VA Strategic Income Fund - Class 2                                 127

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         82,659
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        687,220
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        501,949
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      1,121,808
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        442,751
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        185,016
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        469,888
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        462,280
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,454
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         46,375

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                         5,176,398
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                           648,392
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         2,872,136
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                         5,984,044
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                           933,998
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           717,325
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                         1,081,141
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         1,787,541
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            95,497

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 30,019
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                161,744
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 53,836
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 71,961
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  3,516
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,903
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 12,109

UIGR1                Putnam VT International Equity Fund - Class IB Shares                     34,719
UIGR2                Putnam VT International Equity Fund - Class IB Shares                    367,176
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    366,589
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    842,422
UIGR4                Putnam VT International Equity Fund - Class IB Shares                    445,401
EPL                  Putnam VT International Equity Fund - Class IB Shares                    715,602
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    282,378
WIGR3                Putnam VT International Equity Fund - Class IB Shares                 17,414,473
WIGR8                Putnam VT International Equity Fund - Class IB Shares                      5,885
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     93,227

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           UCMG1        UCMG2        PCMG1        UCMG4        EMS
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.03     $   1.00     $   1.05     $   1.03     $   1.24
At Dec. 31, 2001                         $   1.06     $   1.01     $   1.08     $   1.05     $   1.26
At Dec. 31, 2002                         $   1.06     $   1.01     $   1.08     $   1.05     $   1.26
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              554        2,828        2,250        3,857        8,409
At Dec. 31, 2002                              697        2,933        2,516        3,130        8,572
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $    586     $  2,857     $  2,423     $  4,054     $ 10,625
At Dec. 31, 2002                         $    738     $  2,965     $  2,707     $  3,284     $ 10,806
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             2.91%        2.80%        2.64%        2.99%        3.38%
For the year ended Dec. 31, 2002             1.16%        1.16%        1.17%        1.15%        1.17%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.00%        1.10%        1.25%        1.35%        1.40%
For the year ended Dec. 31, 2002             1.00%        1.10%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             2.91%        1.00%        2.86%        1.94%        1.61%
For the year ended Dec. 31, 2002             0.00%        0.00%        0.00%        0.00%        0.00%
-----------------------------------------------------------------------------------------------------

                                           SCMG2        SCMG1      UBND1(4)     UBND2(4)      PBND1
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.03     $   1.03           --           --     $   1.05
At Dec. 31, 2001                         $   1.05     $   1.05           --           --     $   1.11
At Dec. 31, 2002                         $   1.04     $   1.04     $   1.04     $   1.04     $   1.16
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            3,980       11,399           --           --           99
At Dec. 31, 2002                            4,222       12,876           63          215          179
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $  4,243     $ 11,962           --           --     $    111
At Dec. 31, 2002                         $  4,477     $ 13,452     $     66     $    224     $    208
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             3.53%        3.58%          --           --         6.43%
For the year ended Dec. 31, 2002             1.14%        1.15%        5.29%        5.31%        5.09%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.50%        1.60%          --           --         1.25%
For the year ended Dec. 31, 2002             1.50%        1.60%        1.00%        1.10%        1.25%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             1.94%        1.94%          --           --         5.71%
For the year ended Dec. 31, 2002            (0.95%)      (0.95%)       4.00%        4.00%        4.50%
-----------------------------------------------------------------------------------------------------

                                         UBND4(4)       ESI          SBND2        SBND1      UDEI1(4)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --     $   1.38     $   1.03     $   1.03           --
At Dec. 31, 2001                               --     $   1.47     $   1.09     $   1.09           --
At Dec. 31, 2002                         $   1.04     $   1.53     $   1.14     $   1.14     $   0.78
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --        8,923          317        1,363           --
At Dec. 31, 2002                              309        7,272          264          894           26
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --     $ 13,122     $    347     $  1,491           --
At Dec. 31, 2002                         $    321     $ 11,131     $    301     $  1,016     $     20
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --         6.45%        6.38%        6.53%          --
For the year ended Dec. 31, 2002             5.31%        5.06%        5.11%        5.08%        1.77%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --         1.40%        1.50%        1.60%          --
For the year ended Dec. 31, 2002             1.35%        1.40%        1.50%        1.60%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --         6.52%        5.83%        5.83%          --
For the year ended Dec. 31, 2002             4.00%        4.08%        4.59%        4.59%      (22.00%)
-----------------------------------------------------------------------------------------------------

                                         UDEI2(4)       WDEI7        PDEI1      UDEI4(4)       WDEI5
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --     $   1.08     $   1.00           --     $   1.08
At Dec. 31, 2001                               --     $   1.09     $   1.01           --     $   1.09
At Dec. 31, 2002                         $   0.78     $   0.87     $   0.81     $   0.78     $   0.87
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --          428          342           --          115
At Dec. 31, 2002                              187          573          536          309          238
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --     $    467     $    344           --     $    125
At Dec. 31, 2002                         $    146     $    501     $    432     $    242     $    207
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --         1.19%        1.07%          --         1.32%
For the year ended Dec. 31, 2002             2.06%        1.54%        1.56%        2.49%        1.62%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --         1.20%        1.25%          --         1.40%
For the year ended Dec. 31, 2002             1.10%        1.20%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --         0.93%        1.00%          --         0.93%
For the year ended Dec. 31, 2002           (22.00%)     (20.18%)     (19.80%)     (22.00%)     (20.18%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                           WDEI4        WDEI3        SDEI1        WDEI2        UNDM1
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.08     $   1.08     $   1.07     $   1.08     $   0.92
At Dec. 31, 2001                         $   1.09     $   1.09     $   1.08     $   1.08     $   0.76
At Dec. 31, 2002                         $   0.87     $   0.87     $   0.86     $   0.86     $   0.59
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              455          223          367           34           20
At Dec. 31, 2002                              608          368          179           36           95
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $    495     $    242     $    396     $     37     $     15
At Dec. 31, 2002                         $    527     $    319     $    154     $     31     $     56
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             1.36%        1.34%        1.40%        1.24%        0.34%
For the year ended Dec. 31, 2002             1.57%        1.58%        1.45%        1.55%        0.55%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.45%        1.50%        1.60%        1.65%        1.00%
For the year ended Dec. 31, 2002             1.45%        1.50%        1.60%        1.65%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             0.93%        0.93%        0.93%        0.00%      (17.39%)
For the year ended Dec. 31, 2002           (20.18%)     (20.18%)     (20.37%)     (20.37%)     (22.37%)
-----------------------------------------------------------------------------------------------------

                                           UNDM2        WNDM7        PNDM1        UNDM4        EGD
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   0.92     $   0.86     $   1.03     $   0.92     $   1.54
At Dec. 31, 2001                         $   0.76     $   0.71     $   0.85     $   0.75     $   1.27
At Dec. 31, 2002                         $   0.59     $   0.55     $   0.66     $   0.58     $   0.98
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               81        1,471        3,478          193        4,237
At Dec. 31, 2002                              704        1,714        4,063          683        3,938
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $     61     $  1,045     $  3,005     $    145     $  5,370
At Dec. 31, 2002                         $    412     $    940     $  2,696     $    396     $  3,845
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.43%        0.23%        0.24%        0.28%        0.23%
For the year ended Dec. 31, 2002             0.57%        0.51%        0.51%        0.56%        0.50%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.10%        1.20%        1.25%        1.35%        1.40%
For the year ended Dec. 31, 2002             1.10%        1.20%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (17.39%)     (17.44%)     (17.48%)     (18.48%)     (17.53%)
For the year ended Dec. 31, 2002           (22.37%)     (22.54%)     (22.35%)     (22.67%)     (22.83%)
-----------------------------------------------------------------------------------------------------

                                           WNDM4        WNDM3        SNDM1        WNDM2      USVA1(4)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   0.86     $   0.86     $   0.90     $   0.86           --
At Dec. 31, 2001                         $   0.71     $   0.71     $   0.74     $   0.70           --
At Dec. 31, 2002                         $   0.54     $   0.54     $   0.57     $   0.54     $   0.79
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            1,815        3,128        2,896          701           --
At Dec. 31, 2002                            1,916        2,700        2,097          363           21
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $  1,284     $  2,210     $  2,139     $    494           --
At Dec. 31, 2002                         $  1,043     $  1,468     $  1,190     $    197     $     16
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.25%        0.24%        0.24%        0.23%          --
For the year ended Dec. 31, 2002             0.49%        0.50%        0.50%        0.47%        0.30%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.45%        1.50%        1.60%        1.65%          --
For the year ended Dec. 31, 2002             1.45%        1.50%        1.60%        1.65%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (17.44%)     (17.44%)     (17.78%)     (18.60%)         --
For the year ended Dec. 31, 2002           (23.94%)     (23.94%)     (22.97%)     (22.86%)     (21.00%)
-----------------------------------------------------------------------------------------------------

                                         USVA2(4)     WSVA7(5)     WSVA6(5)     USVA4(4)     WSVA5(5)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.79     $   0.79     $   0.79     $   0.79     $   0.79
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               67           22           28           45           35
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     52     $     18     $     22     $     35     $     27
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.46%        0.39%        0.23%        0.55%        0.35%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.10%        1.20%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002           (21.00%)     (21.00%)     (21.00%)     (21.00%)     (21.00%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         WSVA4(5)     WSVA3(5)     WSVA8(6)     WSVA2(5)     UABA1(4)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.79     $   0.79     $   0.96           --     $   0.76
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               35           22            3           --          113
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     28     $     17     $      3           --     $     86
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.21%        0.26%        0.99%          --         0.01%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.45%        1.50%        1.60%        1.65%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002           (21.00%)     (21.00%)      (4.00%)         --       (24.00%)
-----------------------------------------------------------------------------------------------------

                                         UABA2(4)     UABA3(4)     UABA4(4)     WABA5(6)     WABA3(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.76     $   0.76     $   0.76     $   0.95     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              711           90          517           11           40
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    539     $     68     $    391     $     10     $     38
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --         0.01%        0.01%        0.01%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.10%        1.25%        1.35%        1.40%        1.50%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002           (24.00%)     (24.00%)     (24.00%)      (5.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                                         WABA8(6)     UEBC1(6)     UEBC2(6)     UEBC3(6)     UEBC4(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.95     $   0.96     $   0.96     $   0.96     $   0.96
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           12          170           20          108
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $     12     $    162     $     19     $    103
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --         1.99%        1.86%        1.42%        1.76%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.60%        1.00%        1.10%        1.25%        1.35%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (5.00%)      (4.00%)      (4.00%)      (4.00%)      (4.00%)
-----------------------------------------------------------------------------------------------------

                                         WEBC5(6)     WEBC3(6)     WEBC8(6)     UECG1(6)     UECG2(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.96     $   0.96     $   0.95     $   0.96     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               10           14            3           38          299
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $      9     $     13     $      3     $     37     $    285
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.59%        1.91%        2.30%          --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.00%        1.10%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (4.00%)      (4.00%)      (5.00%)      (4.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         UECG3(6)     UECG4(6)     WECG5(6)     WECG3(6)     WECG8(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.95     $   0.95     $   0.95     $   0.95     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               39          216           13           28            3
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     38     $    206     $     13     $     26     $      3
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.25%        1.35%        1.40%        1.50%        1.60%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (5.00%)      (5.00%)      (5.00%)      (5.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                                         UECB1(6)     UECB2(6)     UECB3(6)     UECB4(6)     WECB5(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   1.04     $   1.04     $   1.04     $   1.04     $   1.04
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              241          892          301          756          106
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    251     $    927     $    313     $    785     $    110
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             5.74%        6.72%        6.24%        7.11%        8.91%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.00%        1.10%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             4.00%        4.00%        4.00%        4.00%        4.00%
-----------------------------------------------------------------------------------------------------

                                         WECB3(6)     WECB8(6)     UEEI1(6)     UEEI2(6)     UEEI3(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   1.04     $   1.04     $   0.97     $   0.97     $   0.96
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               92           --           34          388           29
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     96           --     $     33     $    375     $     28
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             8.18%       11.41%       10.03%        8.33%        6.76%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.50%        1.60%        1.00%        1.10%        1.25%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             4.00%        4.00%       (3.00%)      (3.00%)      (4.00%)
-----------------------------------------------------------------------------------------------------

                                         UEEI4(6)     WEEI5(6)     WEEI3(6)     WEEI8(6)     UEFF1(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.96     $   0.96     $   0.96     $   0.96     $   1.00
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              174            9           16           21           10
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    167     $      9     $     16     $     20     $     10
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             9.43%        7.97%        8.30%       11.32%        8.62%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.35%        1.40%        1.50%        1.60%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (4.00%)      (4.00%)      (4.00%)      (4.00%)       0.00%
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         UEFF2(6)     UEFF3(6)     UEFF4(6)     WEFF5(6)     WEFF3(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   1.00     $   1.00     $   1.00     $   1.00           --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              132            8           26           --           --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    132     $      8     $     26           --           --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            10.00%       10.58%       15.62%        0.15%        0.08%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.10%        1.25%        1.35%        1.40%        1.50%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.00%        0.00%        0.00%        0.00%          --
-----------------------------------------------------------------------------------------------------

                                         WEFF8(6)     UEGO1(6)     UEGO2(6)     UEGO3(6)     UEGO4(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $   0.92     $   0.92     $   0.92     $   0.92
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           12          192           23          124
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $     11     $    177     $     21     $    114
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             5.87%        4.63%        4.60%        3.50%        4.27%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.60%        1.00%        1.10%        1.25%        1.35%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --        (8.00%)      (8.00%)      (8.00%)      (8.00%)
-----------------------------------------------------------------------------------------------------

                                         WEGO5(6)     WEGO3(6)     WEGO8(6)     UEGR1(6)     UEGR2(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.92     $   0.92     $   0.92     $   0.99     $   0.99
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               10           13           --            8          173
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $      9     $     12           --     $      8     $    171
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             3.79%        5.33%        1.85%          --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.00%        1.10%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (8.00%)      (8.00%)      (8.00%)      (1.00%)      (1.00%)
-----------------------------------------------------------------------------------------------------

                                         UEGR3(6)     UEGR4(6)     WEGR5(6)     WEGR3(6)     WEGR8(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.99     $   0.99     $   0.99     $   0.98     $   0.98
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               26           47            4            6           --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     25     $     46     $      4     $      5           --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.25%        1.35%        1.40%        1.50%        1.60%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (1.00%)      (1.00%)      (1.00%)      (2.00%)      (2.00%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         UEHI1(6)     UEHI2(6)     UEHI3(6)     UEHI4(6)     WEHI5(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   1.04     $   1.04     $   1.04     $   1.04     $   1.04
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               95          202          133          336          103
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     98     $    209     $    138     $    347     $    107
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            10.49%       16.72%       15.83%       14.80%       14.68%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.00%        1.10%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             4.00%        4.00%        4.00%        4.00%        4.00%
-----------------------------------------------------------------------------------------------------

                                         WEHI3(6)     WEHI8(6)     UEIG1(6)     UEIG2(6)     UEIG3(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   1.04           --     $   0.93     $   0.93     $   0.93
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               19           --           31          213           40
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     20           --     $     28     $    198     $     37
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            15.74%        6.60%        7.67%       10.28%        7.70%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.50%        1.60%        1.00%        1.10%        1.25%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             4.00%          --        (7.00%)      (7.00%)      (7.00%)
-----------------------------------------------------------------------------------------------------

                                         UEIG4(6)     WEIG5(6)     WEIG3(6)     WEIG8(6)     UEMA1(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.93     $   0.93     $   0.93     $   0.93     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              145           12           14           --            7
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    135     $     11     $     13           --     $      7
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             9.60%        9.26%        1.12%        4.13%          --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.35%        1.40%        1.50%        1.60%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (7.00%)      (7.00%)      (7.00%)      (7.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                                         UEMA2(6)     UEMA3(6)     UEMA4(6)     WEMA5(6)     WEMA3(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.95     $   0.95     $   0.95     $   0.95     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               64           11           83            4            6
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     61     $     10     $     79     $      3     $      5
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.10%        1.25%        1.35%        1.40%        1.50%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (5.00%)      (5.00%)      (5.00%)      (5.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         WEMA8(6)     UEOE1(6)     UEOE2(6)     UEOE3(6)     UEOE4(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.95     $   0.96     $   0.96     $   0.96     $   0.96
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           86          351           42          276
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $     83     $    338     $     41     $    266
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.60%        1.00%        1.10%        1.25%        1.35%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (5.00%)      (4.00%)      (4.00%)      (4.00%)      (4.00%)
-----------------------------------------------------------------------------------------------------

                                         WEOE5(6)     WEOE3(6)     WEOE8(6)     UESM1(6)     UESM2(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.96     $   0.96     $   0.96     $   0.95     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               13           44            3           75          482
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     13     $     42     $      3     $     71     $    460
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --         0.44%        0.60%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.00%        1.10%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (4.00%)      (4.00%)      (4.00%)      (5.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                                         UESM3(6)     UESM4(6)     WESM5(6)     WESM3(6)     WESM8(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.95     $   0.95     $   0.95     $   0.95     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                              157          396            7           22            2
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $    150     $    378     $      6     $     21     $      2
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.81%        0.70%        0.68%        0.62%        0.79%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.25%        1.35%        1.40%        1.50%        1.60%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            (5.00%)      (5.00%)      (5.00%)      (5.00%)      (5.00%)
-----------------------------------------------------------------------------------------------------

                                         UEST1(6)     UEST2(6)     UEST3(6)     UEST4(6)     WEST5(6)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $   1.08     $   1.08     $   1.08     $   1.08
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --          137           74          325            4
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --     $    149     $     80     $    352     $      4
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --        38.38%       24.56%       19.27%       29.59%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.00%        1.10%        1.25%        1.35%        1.40%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --         8.00%        8.00%        8.00%        8.00%
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                         WEST3(6)     WEST8(6)     UFMC1(4)     UFMC2(4)     WMDC7(7)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --     $   1.06
At Dec. 31, 2002                         $   1.08           --     $   0.85     $   0.85     $   0.95
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --          667
At Dec. 31, 2002                                6           --           94          773        1,005
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --     $    711
At Dec. 31, 2002                         $      7           --     $     80     $    655     $    951
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002            23.05%          --           --           --         0.71%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --         1.20%
For the year ended Dec. 31, 2002             1.50%        1.60%        1.00%        1.10%        1.20%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --         6.00%
For the year ended Dec. 31, 2002             8.00%          --       (15.00%)     (15.00%)     (10.38%)
-----------------------------------------------------------------------------------------------------

                                         WMDC6(7)     UFMC4(4)     WMDC5(7)     WMDC4(7)     WMDC3(7)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                         $   1.06           --     $   1.06     $   1.06     $   1.06
At Dec. 31, 2002                         $   0.95     $   0.85     $   0.94     $   0.94     $   0.94
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              522           --           94          367          156
At Dec. 31, 2002                            1,445          503          250          723          559
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $    556           --     $    100     $    390     $    165
At Dec. 31, 2002                         $  1,366     $    426     $    236     $    681     $    526
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.52%          --         0.52%        0.64%        0.50%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.25%          --         1.40%        1.45%        1.50%
For the year ended Dec. 31, 2002             1.25%        1.35%        1.40%        1.45%        1.50%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             6.00%          --         6.00%        6.00%        6.00%
For the year ended Dec. 31, 2002           (10.38%)     (15.00%)     (11.32%)     (11.32%)      (6.00%)
-----------------------------------------------------------------------------------------------------

                                         WMDC8(8)     WMDC2(7)       UMSS1        UMSS2        WMSS7
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --     $   1.09     $   1.09     $   1.18
At Dec. 31, 2001                               --     $   1.06     $   1.16     $   1.16     $   1.25
At Dec. 31, 2002                         $   0.89     $   0.94     $   1.01     $   1.01     $   1.08
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --            8           61        1,321          521
At Dec. 31, 2002                               27           42          753        5,681          875
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --     $      8     $     71     $  1,530     $    649
At Dec. 31, 2002                         $     24     $     40     $    762     $  5,737     $    950
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --         1.62%        0.63%        1.58%
For the year ended Dec. 31, 2002               --         0.35%        0.75%        0.89%        0.91%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --         1.65%        1.00%        1.10%        1.20%
For the year ended Dec. 31, 2002             1.60%        1.65%        1.00%        1.10%        1.20%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --         6.00%        6.42%        6.42%        5.93%
For the year ended Dec. 31, 2002           (11.00%)     (11.32%)     (12.93%)     (12.93%)     (13.60%)
-----------------------------------------------------------------------------------------------------

                                           PMSS1        UMSS4         EMU         WMSS4        WMSS3
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.16     $   1.09     $   1.17     $   1.11     $   1.11
At Dec. 31, 2001                         $   1.22     $   1.15     $   1.23     $   1.17     $   1.17
At Dec. 31, 2002                         $   1.06     $   1.00     $   1.07     $   1.02     $   1.02
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              252        1,374          546          691          324
At Dec. 31, 2002                            2,393        6,327          966        1,165        1,063
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $    307     $  1,585     $    674     $    812     $    380
At Dec. 31, 2002                         $  2,547     $  6,347     $  1,037     $  1,189     $  1,084
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             1.02%        1.21%        2.10%        1.42%        4.13%
For the year ended Dec. 31, 2002             0.87%        0.91%        0.96%        0.88%        0.99%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.25%        1.35%        1.40%        1.45%        1.50%
For the year ended Dec. 31, 2002             1.25%        1.35%        1.40%        1.45%        1.50%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             5.17%        5.50%        5.13%        5.41%        5.41%
For the year ended Dec. 31, 2002           (13.11%)     (13.04%)     (13.01%)     (12.82%)     (12.82%)
-----------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                           SMSS1        WMSS2      UOSM1(4)     UOSM2(4)     UOSM3(4)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.19     $   1.11           --           --           --
At Dec. 31, 2001                         $   1.25     $   1.17           --           --           --
At Dec. 31, 2002                         $   1.09     $   1.02     $   0.79     $   0.79     $   0.79
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              473           41           --           --           --
At Dec. 31, 2002                              690          123           33          199           65
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $    593     $     48           --           --           --
At Dec. 31, 2002                         $    751     $    125     $     26     $    158     $     52
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             3.19%        0.04%          --           --           --
For the year ended Dec. 31, 2002             1.38%        0.71%          --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.60%        1.65%          --           --           --
For the year ended Dec. 31, 2002             1.60%        1.65%        1.00%        1.10%        1.25%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             5.04%        5.41%          --           --           --
For the year ended Dec. 31, 2002           (12.80%)     (12.82%)     (21.00%)     (21.00%)     (21.00%)
-----------------------------------------------------------------------------------------------------

                                         UOSM4(4)     WOSM5(6)     WOSM3(6)     WOSM8(6)     UIGR1(4)
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $   0.79     $   0.95     $   0.95     $   0.95     $   0.80
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               87            4            5           13           33
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                         $     69     $      3     $      4     $     12     $     26
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.35%        1.40%        1.50%        1.60%        1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002           (21.00%)      (5.00%)      (5.00%)      (5.00%)     (20.00%)
-----------------------------------------------------------------------------------------------------

                                                    UIGR2(4)        WIGR7        PIGR1      UIGR4(4)
                                                    -------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                          --     $   0.83     $   1.15           --
At Dec. 31, 2001                                          --     $   0.65     $   0.90           --
At Dec. 31, 2002                                    $   0.80     $   0.53     $   0.73     $   0.79
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                          --        3,906        4,731           --
At Dec. 31, 2002                                         436        3,982        4,994          544
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                          --     $  2,550     $  4,269           --
At Dec. 31, 2002                                    $    347     $  2,115     $  3,662     $    432
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                          --         0.27%        0.25%          --
For the year ended Dec. 31, 2002                          --         0.84%        0.83%          --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                          --         1.20%        1.25%          --
For the year ended Dec. 31, 2002                        1.10%        1.20%        1.25%        1.35%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                          --       (21.69%)     (21.74%)         --
For the year ended Dec. 31, 2002                      (20.00%)     (18.46%)     (18.89%)     (21.00%)
-----------------------------------------------------------------------------------------------------

                                           EPL          WIGR4        WIGR3      WIGR8(8)       WIGR2
                                         ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         $   1.19     $   0.75     $   0.75           --     $   0.75
At Dec. 31, 2001                         $   0.93     $   0.59     $   0.59           --     $   0.59
At Dec. 31, 2002                         $   0.76     $   0.48     $   0.48     $   0.85     $   0.47
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            1,775        6,094        4,040           --          730
At Dec. 31, 2002                            1,856        5,517        3,437            7          666
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         $  1,651     $  3,579     $  2,371           --     $    427
At Dec. 31, 2002                         $  1,401     $  2,629     $  1,635     $      6     $    315
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.31%        0.25%        0.27%          --         0.27%
For the year ended Dec. 31, 2002             0.87%        0.86%        0.86%        0.03%        0.85%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.45%        1.50%          --         1.65%
For the year ended Dec. 31, 2002             1.40%        1.45%        1.50%        1.60%        1.65%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (21.85%)     (21.33%)     (21.33%)         --       (21.33%)
For the year ended Dec. 31, 2002           (18.28%)     (18.64%)     (18.64%)     (15.00%)     (20.34%)
-----------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4) Operations commenced on May 21, 2002.

(5) Operations commenced on May 1, 2002.

(6) Operations commenced on July 31, 2002.

(7) Operations commenced on May 1, 2001.

(8) Operations commenced on March 1, 2002.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                              45276-20 F (11/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  OCT. 27, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 23
Rating Agencies                                                            p. 24
Principal Underwriter                                                      p. 24
Independent Auditors                                                       p. 24
Condensed Financial Information (Unaudited)                                p. 25
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 1 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING
DEC. 31, 2002



                                                                                        PERFORMANCE OF     PERFORMANCE OF
                                                                                        THE SUBACCOUNT        THE FUND

SUBACCOUNT  INVESTING IN:                                                            SINCE COMMENCEMENT(b)     1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                          --%               (8.82%)
UBND9         Diversified Bond Fund (10/03; 10/81)                                            --                (4.85)
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                    --               (27.07)
UESL9         Equity Select Fund (10/03; 5/01)                                                --               (22.30)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                            --               (29.66)
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                     --               (20.84)
UFIF9         Short Duration U.S. Government Bond Fund (10/03; 9/99)                          --                (4.60)
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                             --               (30.12)
UAAC9         Capital Appreciation Fund, Series II Shares (10/03; 5/93)(2)                    --               (32.03)
UAAD9         Capital Development Fund, Series II Shares (10/03; 5/98)(2)                     --               (29.41)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP9         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (10/03; 1/91)(3)                                                      --               (30.00)
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                                                      --               (37.75)
UTEC9         AllianceBernstein VP Technology Portfolio (Class B) (10/03; 1/96)(5)            --               (47.66)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(6)                                       --               (29.84)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(6)                                  --               (30.32)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                          --                   --
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(6)                                    --               (30.21)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(6)                                      --               (18.66)
UEFD9         Fund - Class 2 (10/03; 3/96)(6)                                                 --               (30.04)
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(6)                                  --               (28.30)
UEGW9         Growth and Income Fund - Class 2 (10/03; 3/96)(6)                               --               (23.84)
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(6)                                          --               (34.28)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(6)                                     --                (3.63)
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(6)                            --               (19.39)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(6)                                         --               (34.02)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(6)                                           --               (32.88)
UESE9         Special Equity Fund - Class 2 (10/03; 9/99)(6)                                  --               (34.64)
UESM9         Special Values Fund - Class 2 (10/03; 5/98) )(6)                                --               (21.30)
              (previously Evergreen VA Small Cap Value Fund - Class 2
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(6)                                --                 4.30
            FIDELITY(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2 (10/03; 1/95)(7)                        --               (18.55)
UFGR9         Growth Portfolio Service Class 2 (10/03; 10/86)(7)                              --               (37.27)
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(7)                             --               (18.93)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                               5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                       0.77%       1.30%           3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                                         1.00        3.94            6.97
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                   --          --           (8.34)
UESL9         Equity Select Fund (10/03; 5/01)                                               --          --          (15.11)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                        (3.15)         --            2.13
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                    --          --          (11.43)
UFIF9         Short Duration U.S. Government Bond Fund (10/03; 9/99)                         --          --            2.20
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                            --          --          (22.60)
UAAC9         Capital Appreciation Fund, Series II Shares (10/03; 5/93)(2)                (5.50)         --            4.26
UAAD9         Capital Development Fund, Series II Shares (10/03; 5/98)(2)                    --          --           (4.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP9         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (10/03; 1/91)(3)                                                   0.21        8.03            7.15
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                                                  (4.65)       6.16            7.02
UTEC9         AllianceBernstein VP Technology Portfolio (Class B) (10/03; 1/96)(5)        (3.64)         --           (0.90)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(6)                                      --          --          (22.40)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(6)                                 --          --           (5.00)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                         --          --           (4.95)(c)
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(6)                                   --          --          (13.46)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(6)                                  (4.03)         --            2.22
UEFD9         Fund - Class 2 (10/03; 3/96)(6)                                             (9.07)         --           (0.76)
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(6)                              (4.58)         --           (2.64)
UEGW9         Growth and Income Fund - Class 2 (10/03; 3/96)(6)                           (4.88)         --            2.83
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(6)                                         --          --           (6.32)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(6)                                    --          --            2.43
UEIG9         International Equity Fund - Class 2 (10/03; 8/98)(6)                           --          --           (5.58)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(6)                                        --          --          (10.24)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(6)                                       (3.22)         --           (1.11)
UESE9         Special Equity Fund - Class 2 (10/03; 9/99)(6)                                 --          --          (13.08)
UESM9         Special Values Fund - Class 2 (10/03; 5/98) )(6)                               --          --            3.34
              (previously Evergreen VA Small Cap Value Fund - Class 2
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(6)                             2.20          --            2.69
            FIDELITY(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2 (10/03; 1/95)(7)                     0.20          --            9.02
UFGR9         Growth Portfolio Service Class 2 (10/03; 10/86)(7)                          (3.78)       5.28            7.24
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(7)                            --          --           11.97


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 1 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)



                                                                                        PERFORMANCE OF     PERFORMANCE OF
                                                                                        THE SUBACCOUNT        THE FUND

SUBACCOUNT  INVESTING IN:                                                            SINCE COMMENCEMENT(b)     1 YEAR
            FTVIPT
UVAS9         Franklin Small Cap Value Securities Fund - Class 2 (10/03; 5/98)(8)             --%              (18.24%)
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(8)                       --               (20.55)
UINT9         Templeton Foreign Securities Fund - Class 2 (10/03; 5/92)(9)                    --               (26.65)
            MFS(R)
UNDS9         New Discovery Series - Service Class (10/03; 5/98)(10)                          --               (38.62)
UTRS9         Total Return Series - Service Class (10/03; 1/95)(10)                           --               (14.71)
USUT9         Utilities Series - Service Class (10/03; 1/95)(10)                              --               (30.57)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA9         Capital Appreciation Fund/VA, Service Shares (10/03; 4/85)                      --               (34.36)
UOGS9         Global Securities Fund/VA, Service Shares (10/03; 11/90)                        --               (30.11)
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                     --               (24.83)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03; 5/93)(11)                        --                (3.57)
            PUTNAM VARIABLE TRUST
UGIN9         Putnam VT Growth and Income Fund - Class IB Shares (10/03; 2/88)(12)            --               (27.03)
UHSC9         Putnam VT Health Sciences Fund - Class IB Shares (10/03; 4/98)(13)              --               (28.26)
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(14)         --               (25.84)
            VAN KAMPEN
UVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (10/03; 4/99)(15)                                               --               (27.45)
UVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (10/03; 12/96)(15)                                              --               (23.20)
UVRE9         UIF U.S. Real Estate Portfolio Class I Shares (10/03; 3/97)(16)                 --               (10.56)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                               5 YEARS    10 YEARS    COMMENCEMENT
            FTVIPT
UVAS9         Franklin Small Cap Value Securities Fund - Class 2 (10/03; 5/98)(8)            --%         --%          (2.87%)
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(8)                    0.64          --            3.58
UINT9         Templeton Foreign Securities Fund - Class 2 (10/03; 5/92)(9)                (5.34)       4.72            3.61
            MFS(R)
UNDS9         New Discovery Series - Service Class (10/03; 5/98)(10)                         --          --           (0.85)
UTRS9         Total Return Series - Service Class (10/03; 1/95)(10)                        1.54          --            7.54
USUT9         Utilities Series - Service Class (10/03; 1/95)(10)                          (3.93)         --            5.82
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA9         Capital Appreciation Fund/VA, Service Shares (10/03; 4/85)                  (1.05)       7.04            8.44
UOGS9         Global Securities Fund/VA, Service Shares (10/03; 11/90)                     1.94        8.74            6.27
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                    --          --           (4.21)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03; 5/93)(11)                     1.15          --            2.99
            PUTNAM VARIABLE TRUST
UGIN9         Putnam VT Growth and Income Fund - Class IB Shares (10/03; 2/88)(12)        (4.09)       5.43            7.26
UHSC9         Putnam VT Health Sciences Fund - Class IB Shares (10/03; 4/98)(13)             --          --           (4.71)
UIGR6         Putnam VT International Equity Fund - Class IB Shares (10/03; 1/97)(14)     (0.98)         --            1.50
            VAN KAMPEN
UVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (10/03; 4/99)(15)                                              --          --           (4.93)
UVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (10/03; 12/96)(15)                                           1.90          --            5.02
UVRE9         UIF U.S. Real Estate Portfolio Class I Shares (10/03; 3/97)(16)                --          --            3.68



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 2 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE OF     PERFORMANCE OF
                                                                                        THE SUBACCOUNT        THE FUND

SUBACCOUNT  INVESTING IN:                                                            SINCE COMMENCEMENT(b)     1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                          --%               (1.76%)
UBND9         Diversified Bond Fund (10/03; 10/81)                                            --                 2.56
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                    --               (21.60)
UESL9         Equity Select Fund (10/03; 5/01)                                                --               (16.42)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                            --               (24.41)
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                     --               (14.83)
UFIF9         Short Duration U.S. Government Bond Fund (10/03; 9/99)                          --                 2.82
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                             --               (24.91)
UAAC9         Capital Appreciation Fund, Series II Shares (10/03; 5/93)(2)                    --               (26.99)
UAAD9         Capital Development Fund, Series II Shares (10/03; 5/98)(2)                     --               (24.14)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP9         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (10/03; 1/91)(3)                                                      --               (24.78)
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                                                      --               (33.21)
UTEC9         AllianceBernstein VP Technology Portfolio (Class B) (10/03; 1/96)(5)            --               (43.98)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(6)                                       --               (24.61)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(6)                                  --               (25.14)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                          --                   --
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(6)                                    --               (25.01)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(6)                                      --               (12.46)
UEFD9         Fund - Class 2 (10/03; 3/96)(6)                                                 --               (24.82)
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(6)                                  --               (22.93)
UEGW9         Growth and Income Fund - Class 2 (10/03; 3/96)(6)                               --               (18.08)
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(6)                                          --               (29.43)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(6)                                     --                 3.88
UEIG9         International Equity Fund - Class 2 (10/03; 8/98) )(6)                          --               (13.25)
              (previously Evergreen VA International Growth Fund - Class 2
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(6)                                         --               (29.16)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(6)                                           --               (27.92)
UESE9         Special Equity Fund - Class 2 (10/03; 9/99)(6)                                  --               (29.82)
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(6)                                  --               (15.33)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(6)                                --                12.30
            FIDELITY(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2 (10/03; 1/95)(7)                        --               (12.34)
UFGR9         Growth Portfolio Service Class 2 (10/03; 10/86)(7)                              --               (32.69)
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(7)                             --               (12.75)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                               5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                                       1.14%       1.30%           3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                                         1.36        3.94            6.97
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)                                   --          --           (7.31)
UESL9         Equity Select Fund (10/03; 5/01)                                               --          --          (11.80)
UNDM9         NEW DIMENSIONS FUND(R) (10/03; 5/96)                                        (2.81)         --            2.13
USVA9         Partners Small Cap Value Fund (10/03; 8/01)                                    --          --           (7.17)
UFIF9         Short Duration U.S. Government Bond Fund (10/03; 9/99)                         --          --            3.34
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03; 9/01)(2)                            --          --          (18.62)
UAAC9         Capital Appreciation Fund, Series II Shares (10/03; 5/93)(2)                (5.17)         --            4.26
UAAD9         Capital Development Fund, Series II Shares (10/03; 5/98)(2)                    --          --           (4.20)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP9         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (10/03; 1/91)(3)                                                   0.56        8.03            7.15
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                                                  (4.33)       6.16            7.02
UTEC9         AllianceBernstein VP Technology Portfolio (Class B) (10/03; 1/96)(5)        (3.32)         --           (0.90)
            EVERGREEN VA
UEBC9         Blue Chip Fund - Class 2 (10/03; 4/00)(6)                                      --          --          (20.83)
UECG9         Capital Growth Fund - Class 2 (10/03; 3/98)(6)                                 --          --           (4.66)
UECB9         Core Bond Fund - Class 2 (10/03; 7/02)                                         --          --            2.45(c)
UEEI9         Equity Index Fund - Class 2 (10/03; 9/99)(6)                                   --          --          (12.48)
UEFF9         Foundation Fund - Class 2 (10/03; 3/96)(6)                                  (3.69)         --            2.22
UEFD9         Fund - Class 2 (10/03; 3/96)(6)                                             (8.75)         --           (0.76)
UEGO9         Global Leaders Fund - Class 2 (10/03; 3/97)(6)                              (4.25)         --           (2.64)
UEGW9         Growth and Income Fund - Class 2 (10/03; 3/96)(6)                           (4.54)         --            2.83
UEGR9         Growth Fund - Class 2 (10/03; 3/98)(6)                                         --          --           (5.98)
UEHI9         High Income Fund - Class 2 (10/03; 6/99)(6)                                    --          --            3.49
UEIG9         International Equity Fund - Class 2 (10/03; 8/98) )(6)                         --          --           (5.19)
              (previously Evergreen VA International Growth Fund - Class 2
UEMA9         Masters Fund - Class 2 (10/03; 1/99)(6)                                        --          --           (9.43)
UEOE9         Omega Fund - Class 2 (10/03; 3/97)(6)                                       (2.89)         --           (1.11)
UESE9         Special Equity Fund - Class 2 (10/03; 9/99)(6)                                 --          --          (12.09)
UESM9         Special Values Fund - Class 2 (10/03; 5/98)(6)                                 --          --            3.72
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST9         Strategic Income Fund - Class 2 (10/03; 3/97)(6)                             2.57          --            2.69
            FIDELITY(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2 (10/03; 1/95)(7)                     0.56          --            9.02
UFGR9         Growth Portfolio Service Class 2 (10/03; 10/86)(7)                          (3.45)       5.28            7.24
UFMC9         Mid Cap Portfolio Service Class 2 (10/03; 12/98)(7)                            --          --           12.32


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 2 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)



                                                                                        PERFORMANCE OF     PERFORMANCE OF
                                                                                        THE SUBACCOUNT        THE FUND

SUBACCOUNT  INVESTING IN:                                                            SINCE COMMENCEMENT(b)    1 YEAR
            FTVIPT
UVAS9         Franklin Small Cap Value Securities Fund - Class 2 (10/03; 5/98)(8)             --%              (12.00%)
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(8)                       --               (14.51)
UINT9         Templeton Foreign Securities Fund - Class 2 (10/03; 5/92)(9)                    --               (21.14)
            MFS(R)
UNDS9         New Discovery Series - Service Class (10/03; 5/98)(10)                          --               (34.15)
UTRS9         Total Return Series - Service Class (10/03; 1/95)(10)                           --                (8.16)
USUT9         Utilities Series - Service Class (10/03; 1/95)(10)                              --               (25.40)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA9         Capital Appreciation Fund/VA, Service Shares (10/03; 4/85)                      --               (29.52)
UOGS9         Global Securities Fund/VA, Service Shares (10/03; 11/90)                        --               (24.90)
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                     --               (19.16)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03; 5/93)(11)                        --                 3.94
            PUTNAM VARIABLE TRUST
UGIN9         Putnam VT Growth and Income Fund - Class IB Shares (10/03; 2/88)(12)            --               (21.56)
UHSC9         Putnam VT Health Sciences Fund - Class IB Shares (10/03; 4/98)(13)              --               (22.89)
UIGR6         Putnam VT International Equity Fund -
                Class IB Shares (10/03; 1/97)(14)                                             --               (20.26)
            VAN KAMPEN
UVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (10/03; 4/99)(15)                                               --               (22.01)
UVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (10/03; 12/96)(15)                                              --               (17.39)
UVRE9         UIF U.S. Real Estate Portfolio Class I Shares (10/03; 3/97)(16)                 --                (3.66)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                               5 YEARS    10 YEARS    COMMENCEMENT
            FTVIPT
UVAS9         Franklin Small Cap Value Securities Fund - Class 2 (10/03; 5/98)(8)            --%         --%          (2.50%)
UMSS9         Mutual Shares Securities Fund - Class 2 (10/03; 11/96)(8)                    1.00          --            3.58
UINT9         Templeton Foreign Securities Fund - Class 2 (10/03; 5/92)(9)                (5.00)       4.72            3.61
            MFS(R)
UNDS9         New Discovery Series - Service Class (10/03; 5/98)(10)                         --          --           (0.48)
UTRS9         Total Return Series - Service Class (10/03; 1/95)(10)                        1.91          --            7.54
USUT9         Utilities Series - Service Class (10/03; 1/95)(10)                          (3.59)         --            5.82
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA9         Capital Appreciation Fund/VA, Service Shares (10/03; 4/85)                  (0.71)       7.04            8.44
UOGS9         Global Securities Fund/VA, Service Shares (10/03; 11/90)                     2.30        8.74            6.27
UOSM9         Main Street Small Cap Fund/VA, Service Shares (10/03; 5/98)                    --          --           (3.85)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03; 5/93)(11)                     1.52          --            2.99
            PUTNAM VARIABLE TRUST
UGIN9         Putnam VT Growth and Income Fund - Class IB Shares (10/03; 2/88)(12)        (3.75)       5.43            7.26
UHSC9         Putnam VT Health Sciences Fund - Class IB Shares (10/03; 4/98)(13)             --          --           (4.34)
UIGR6         Putnam VT International Equity Fund -
              Class IB Shares (10/03; 1/97)(14)                                           (0.63)         --            1.50
            VAN KAMPEN
UVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (10/03; 4/99)(15)                                              --          --           (4.01)
UVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (10/03; 12/96)(15)                                           2.26          --            5.02
UVRE9         UIF U.S. Real Estate Portfolio Class I Shares (10/03; 3/97)(16)              1.38          --            3.68



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 3 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                               (7.29%)           0.26%          $   (7.29%)
PBND1         Diversified Bond Fund (11/99; 10/81)                                 (3.33)            2.63               (3.33)
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (25.65)           (8.38)             (25.65)
UESL3         Equity Select Fund (8/02; 5/01)                                         --            (5.18)(b)          (20.86)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (28.25)          (14.63)             (28.25)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --           (26.66)(b)          (19.38)
UFIF3         Short Duration U.S. Government Bond Fund (5/00; 9/99)                (3.07)            3.63               (3.07)
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --           (28.80)(b)          (28.71)
UAAC3         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)             --           (10.16)(b)          (30.63)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --           (29.23)(b)          (27.99)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.59)          (13.24)             (28.59)
UPRG3         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.38)          (28.61)             (36.38)
UTEC3         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.35)          (39.24)             (46.35)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --           (11.23)(b)          (28.43)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --           (13.12)(b)          (28.92)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --            (3.69)(b)              --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --           (10.47)(b)          (28.80)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --            (7.23)(b)          (17.20)
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                          --           (11.22)(b)          (28.63)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --           (14.54)(b)          (26.88)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --           (11.01)(b)          (22.40)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (8.53)(b)          (32.89)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --            (3.89)(b)           (2.09)
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --           (13.57)(b)          (17.93)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --           (11.55)(b)          (32.64)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --           (10.57)(b)          (31.49)
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --           (10.36)(b)          (33.25)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --           (11.45)(b)          (19.85)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --             0.43(b)             6.01

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                1.72%             2.97%               4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)                                  1.92              5.61                8.66
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                            --                --               (7.55)
UESL3         Equity Select Fund (8/02; 5/01)                                         --                --              (14.06)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (2.23)               --                3.43
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --                --              (10.51)
UFIF3         Short Duration U.S. Government Bond Fund (5/00; 9/99)                   --                --                3.12
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --                --              (21.70)
UAAC3         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)          (4.57)               --                5.94
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --                --               (3.68)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                             1.14              9.73                8.84
UPRG3         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (3.71)             7.85                8.71
UTEC3         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (2.68)               --                0.38
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (21.16)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (4.10)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --               (3.69)(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (12.66)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (3.12)               --                3.36
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                       (8.13)               --                0.51
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (3.65)               --               (1.77)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (3.95)               --                4.16
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (5.40)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                3.37
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (4.76)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --               (9.28)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (2.29)               --               (0.25)
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --              (12.27)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --                4.31
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       3.20                --                3.64


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 3 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --%          (19.27%)(b)         (17.08%)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --           (29.19)(b)          (35.90)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (17.47)          (10.13)             (17.47)
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (16.77)            6.52              (16.77)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)           (19.09)           (0.11)             (19.09)
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)         (25.22)          (16.00)             (25.22)
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.25)          (18.14)             (37.25)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.22)           (1.40)             (13.22)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (29.16)          (25.02)             (29.16)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --           (26.08)(b)          (32.97)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (28.31)(b)          (28.70)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --           (25.45)(b)          (23.39)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --            (4.53)(b)           (2.03)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (25.61)           (9.88)             (25.61)
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --           (23.09)(b)          (26.84)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                                   (24.41)          (12.20)             (24.41)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (8.80)(b)          (26.02)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --           (10.76)(b)          (21.76)
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --           (11.35)(b)           (9.06)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)               1.11%               --%              10.73%
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                    (2.84)             6.96                8.94
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      --                --               13.02
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                                --                --               (1.99)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)             1.56                --                4.87
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)          (4.42)             6.40                5.28
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)                   --                --                0.03
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                  2.51                --                9.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                   (3.03)               --                7.50
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)            (0.12)             8.73               10.14
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)               2.92             10.44                7.96
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --                --               (3.34)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               2.10                --                4.66
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                    (3.16)             7.12                8.95
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --                --               (3.83)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                                    (0.06)               --                2.44
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (4.04)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     2.88                --                6.34
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        1.95                --                4.68



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 4 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                               (0.10%)           2.36%              (0.10%)
PBND1         Diversified Bond Fund (11/99; 10/81)                                  4.21             4.67                4.21
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (20.05)           (6.48)             (20.05)
UESL3         Equity Select Fund (8/02; 5/01)                                         --             2.19(b)           (14.84)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (22.88)          (12.86)             (22.88)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --           (21.15)(b)          (13.24)
UFIF3         Short Duration U.S. Government Bond Fund (5/00; 9/99)                 4.49             6.13                4.49
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --           (23.47)(b)          (23.38)
UAAC3         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)             --            (3.21)(b)          (25.47)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --           (23.94)(b)          (22.60)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.25)          (11.09)             (23.25)
UPRG3         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.72)          (26.85)             (31.72)
UTEC3         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.55)          (37.76)             (42.55)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --            (4.38)(b)          (23.07)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --            (6.43)(b)          (23.61)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --             3.82(b)               --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --            (3.56)(b)          (23.48)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --            (0.03)(b)          (10.87)
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                          --            (4.36)(b)          (23.29)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --            (7.98)(b)          (21.39)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --            (4.14)(b)          (16.52)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (1.45)(b)          (27.93)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --             3.60(b)             5.55
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --            (6.93)(b)          (11.66)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --            (4.73)(b)          (27.65)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --            (3.67)(b)          (26.40)
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --            (3.44)(b)          (28.32)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --            (4.62)(b)          (13.75)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --             8.30(b)            14.01
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --           (13.12)(b)          (10.74)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --           (23.90)(b)          (31.20)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (11.16)           (6.10)             (11.16)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                2.82%             2.97%               4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)                                  3.01              5.61                8.66
              (previously AXP(R) Variable Portfolio - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                            --                --               (5.69)
UESL3         Equity Select Fund (8/02; 5/01)                                         --                --              (10.21)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (1.17)               --                3.80
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --                --               (5.55)
UFIF3         Short Duration U.S. Government Bond Fund (5/00; 9/99)                   --                --                5.05
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --                --              (17.06)
UAAC3         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)          (3.54)               --                5.94
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --                --               (2.57)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                             2.23              9.73                8.84
UPRG3         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (2.69)             7.85                8.71
UTEC3         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (1.68)               --                0.75
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (19.27)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (3.02)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --                3.82(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (10.88)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (2.05)               --                3.72
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                       (7.14)               --                0.90
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (2.61)               --               (1.02)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (2.90)               --                4.50
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (4.36)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                5.17
UEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (3.56)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --               (7.83)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (1.24)               --                0.51
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --              (10.49)
UESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --                5.39
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       4.24                --                4.35
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)               2.22                --               10.73
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                    (1.81)             6.96                8.94
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      --                --               14.04


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 4 - AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (10.41%)           8.42%             (10.41%)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)           (12.92)            1.97              (12.92)
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)         (19.59)          (13.94)             (19.59)
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.67)          (16.12)             (32.67)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.54)            1.09               (6.54)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (23.87)          (22.74)             (23.87)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --           (20.53)(b)          (28.01)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (22.95)(b)          (23.37)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --           (19.83)(b)          (17.60)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --             2.90(b)             5.62
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (20.01)           (8.00)             (20.01)
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --           (17.27)(b)          (21.35)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                                   (18.71)          (10.37)             (18.71)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (1.74)(b)          (20.46)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --            (3.87)(b)          (15.82)
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --            (4.52)(b)           (2.02)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                                --%               --%              (0.85%)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)             2.66                --                5.25
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)          (3.38)             6.40                5.28
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)                   --                --                1.19
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                  3.58                --                9.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                   (1.99)               --                7.50
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             0.94              8.73               10.14
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)               3.97             10.44                7.96
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --                --               (2.21)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               3.18                --                4.66
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                    (2.11)             7.12                8.95
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --                --               (2.71)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                                     1.03                --                3.17
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (2.37)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     3.93                --                6.71
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        3.04                --                5.36



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 5 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                (8.58%)          (1.41%)             (8.58%)
SBND2         Diversified Bond Fund (5/00; 10/81)                                  (4.63)            2.46               (4.63)
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                         (26.89)           (7.87)             (26.89)
WESL3         Equity Select Fund (8/02; 5/01)                                         --            (6.32)(b)          (22.11)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (29.49)          (22.03)             (29.49)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                              --           (27.84)(b)          (20.64)
WFDI3         Short Duration U.S. Government Bond Fund (3/00; 9/99)                (0.04)            2.40               (4.37)
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      --           (12.28)(b)          (29.93)
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)             --           (29.41)(b)          (31.86)
WAAD3         Capital Development Fund, Series II Shares (8/02; 5/98)(2)              --           (13.55)(b)          (29.23)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
WGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               --           (12.52)(b)          (29.82)
SPGR2         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (37.60)          (29.39)             (37.60)
STEC2         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (47.54)          (40.96)             (47.54)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --           (12.38)(b)          (29.66)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --           (14.26)(b)          (30.16)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --            (4.84)(b)              --
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --           (11.62)(b)          (30.04)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --            (8.38)(b)          (18.46)
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                          --           (12.35)(b)          (29.86)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --           (15.69)(b)          (28.12)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --           (12.14)(b)          (23.64)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (9.68)(b)          (34.12)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --            (5.05)(b)           (3.39)
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --           (14.72)(b)          (19.19)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --           (12.70)(b)          (33.86)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --           (11.72)(b)          (32.72)
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --           (12.61)(b)          (21.11)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --           (11.50)(b)          (34.48)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --            (0.73)(b)            4.58

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                 1.03%             1.56%               3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)                                   1.25              4.21                7.24
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                             --                --               (8.11)
WESL3         Equity Select Fund (8/02; 5/01)                                         --                --              (14.89)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (2.91)               --                2.39
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                              --                --              (11.21)
WFDI3         Short Duration U.S. Government Bond Fund (3/00; 9/99)                   --                --                2.47
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      --                --              (22.39)
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)          (5.26)               --                4.52
WAAD3         Capital Development Fund, Series II Shares (8/02; 5/98)(2)              --                --               (4.32)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
WGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                             0.47              8.30                7.42
SPGR2         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (4.41)             6.44                7.30
STEC2         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (3.42)               --               (0.67)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (22.21)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (4.76)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --               (4.84)(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (13.25)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (3.79)               --                2.27
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                       (8.84)               --               (0.50)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (4.34)               --               (2.42)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (4.63)               --                3.09
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (6.09)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                2.70
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (5.34)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --              (10.02)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (2.98)               --               (0.89)
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --                3.60
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --              (12.86)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       2.46                --                2.93


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 5 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 --%          (11.41%)(b)         (18.35%)
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       --           (35.23)(b)          (37.12)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (18.73)          (10.94)             (18.73)
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 --           (19.76)(b)          (18.04)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)            (20.35)           (0.48)             (20.35)
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)             --           (24.21)(b)          (26.47)
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                   --           (33.30)(b)          (38.47)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                    --           (15.34)(b)          (14.50)
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                       --           (22.66)(b)          (30.40)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)               --           (11.09)(b)          (34.21)
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (29.49)(b)          (29.94)
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)              --           (15.14)(b)          (24.64)
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --            (5.75)(b)           (3.33)
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        --           (26.83)(b)          (26.85)
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --           (24.28)(b)          (28.08)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                    (25.66)          (22.93)             (25.66)
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (9.93)(b)          (27.27)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --           (11.89)(b)          (23.01)
WVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --           (12.48)(b)          (10.33)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)               0.46%               --%               9.30%
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                    (3.54)             5.54                7.52
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      --                --               12.26
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 --                --               (2.62)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)              0.90                --                3.84
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)          (5.09)             5.00                3.88
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                   --                --               (0.59)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                  1.80                --                7.82
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                    (3.69)               --                6.09
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)            (0.81)             7.31                8.71
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)               2.20              9.02                6.54
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)              --                --               (3.97)
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               1.40                --                3.25
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                     (3.85)             5.70                7.53
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --                --               (4.47)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                     (0.73)               --                1.76
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (4.69)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     2.15                --                5.29
WVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        1.27                --                3.95



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 6 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING
DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                (1.50%)           0.67%              (1.50%)
SBND2         Diversified Bond Fund (5/00; 10/81)                                   2.79             4.58                2.79
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                         (21.40)           (6.12)             (21.40)
WESL3         Equity Select Fund (8/02; 5/01)                                         --             0.95(b)           (16.21)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (24.22)          (20.54)             (24.22)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                              --           (22.43)(b)          (14.61)
WFDI3         Short Duration U.S. Government Bond Fund (3/00; 9/99)                 3.08             4.40                3.08
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
             AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      --            (5.52)(b)          (24.70)
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)             --           (24.14)(b)          (26.81)
WAAD3         Capital Development Fund, Series II Shares (8/02; 5/98)(2)              --            (6.91)(b)          (23.94)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
WGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               --            (5.78)(b)          (24.59)
SPGR2         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (33.04)          (27.95)             (33.04)
STEC2         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (43.84)          (39.78)             (43.84)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --            (5.63)(b)          (24.42)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --            (7.68)(b)          (24.95)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --             2.56(b)               --
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --            (4.81)(b)          (24.82)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --            (1.29)(b)          (12.24)
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                          --            (5.59)(b)          (24.63)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --            (9.23)(b)          (22.74)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --            (5.37)(b)          (17.87)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (2.70)(b)          (29.26)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --             2.34(b)             4.14
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --            (8.18)(b)          (13.03)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --            (5.98)(b)          (28.98)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --            (4.92)(b)          (27.74)
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --            (5.88)(b)          (15.12)
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --            (4.67)(b)          (29.65)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --             7.03(b)            12.58

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SCMG2         Cash Management Fund (5/00; 10/81)(1)                                 1.39%             1.56%               3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)                                   1.62              4.21                7.24
              (previously AXP(R) Variable Portfolio - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                             --                --               (7.07)
WESL3         Equity Select Fund (8/02; 5/01)                                         --                --              (11.58)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (2.57)               --                2.39
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                              --                --               (6.93)
WFDI3         Short Duration U.S. Government Bond Fund (3/00; 9/99)                   --                --                3.60
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
             AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      --                --              (18.40)
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)          (4.93)               --                4.52
WAAD3         Capital Development Fund, Series II Shares (8/02; 5/98)(2)              --                --               (3.96)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
WGIP3         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                             0.82              8.30                7.42
SPGR2         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (4.08)             6.44                7.30
STEC2         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (3.10)               --               (0.67)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (20.63)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (4.42)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --                2.56(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (12.26)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (3.45)               --                2.27
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                       (8.52)               --               (0.50)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (4.01)               --               (2.42)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (4.30)               --                3.09
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (5.75)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                3.75
WEIG3         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (4.95)
              (previously Evergreen VA International Growth Fund - Class 2)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --               (9.21)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (2.64)               --               (0.89)
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --                3.98
WESM3         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --              (11.87)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       2.83                --                2.93


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 6 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 --%           (4.58%)(b)         (12.12%)
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       --           (30.47)(b)          (32.51)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (12.53)           (7.47)             (12.53)
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 --           (13.65)(b)          (11.78)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)            (14.29)            1.45              (14.29)
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)             --           (18.49)(b)          (20.94)
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                   --           (28.36)(b)          (33.98)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                    --            (8.85)(b)           (7.93)
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                       --           (16.80)(b)          (25.21)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)               --            (4.23)(b)          (29.35)
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (24.23)(b)          (24.71)
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)              --            (8.63)(b)          (18.95)
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --             1.58(b)             4.21
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        --           (21.34)(b)          (21.36)
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --           (18.56)(b)          (22.70)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                    (20.06)          (21.45)             (20.06)
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (2.97)(b)          (21.81)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --            (5.10)(b)          (17.19)
WVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --            (5.74)(b)           (3.41)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)               0.82%               --%               9.30%
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                    (3.21)             5.54                7.52
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      --                --               12.61
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 --                --               (2.25)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)              1.26                --                3.84
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)          (4.76)             5.00                3.88
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                   --                --               (0.22)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                  2.17                --                7.82
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                    (3.35)               --                6.09
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)            (0.46)             7.31                8.71
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)               2.56              9.02                6.54
WOSM3         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)              --                --               (3.61)
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               1.78                --                3.25
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                     (3.51)             5.70                7.53
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        --                --               (4.10)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                     (0.38)               --                1.76
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (3.76)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     2.52                --                5.29
WVRE3         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        1.63                --                3.95



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 7 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                (7.07%)          (0.33%)             (7.07%)
UBND1         Diversified Bond Fund (5/02; 10/81)                                     --            (3.65)(b)           (3.07)
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --           (26.68)(b)          (25.46)
UESL1         Equity Select Fund (8/02; 5/01)                                         --            (5.11)(b)          (20.66)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (28.07)          (20.66)             (28.07)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --           (26.12)(b)          (19.18)
UFIF1         Short Duration U.S. Government Bond Fund (5/00; 9/99)                (2.82)            3.89               (2.82)
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --           (28.69)(b)          (28.53)
UAAC1         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)             --           (10.08)(b)          (30.46)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --           (29.12)(b)          (27.81)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP1         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.41)          (13.02)             (28.41)
UPRG1         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.22)          (28.44)             (36.22)
UTEC1         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.21)          (39.08)             (46.21)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --           (11.14)(b)          (28.25)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --           (13.03)(b)          (28.74)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                   --            (3.59)(b)              --
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --           (10.38)(b)          (28.62)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --            (7.13)(b)          (16.99)
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                          --           (11.14)(b)          (28.45)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --           (14.45)(b)          (26.70)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --           (10.94)(b)          (22.20)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (8.43)(b)          (32.73)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                              --            (3.79)(b)           (1.85)
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --           (13.48)(b)          (17.72)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --           (11.46)(b)          (32.47)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --           (10.48)(b)          (31.32)
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --           (10.29)(b)          (33.08)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --           (11.36)(b)          (19.65)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --             0.54(b)             6.30
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --           (19.15)(b)          (16.88)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --           (29.08)(b)          (35.74)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --           (20.65)(b)          (17.26)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                 1.97%             3.22%               5.07%
UBND1         Diversified Bond Fund (5/02; 10/81)                                   2.21              5.89                8.94
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --                --               (7.32)
UESL1         Equity Select Fund (8/02; 5/01)                                         --                --              (13.85)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                  (1.98)               --                3.69
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --                --              (10.29)
UFIF1         Short Duration U.S. Government Bond Fund (5/00; 9/99)                   --                --                3.39
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --                --              (21.51)
UAAC1         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)          (4.33)               --                6.20
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --                --               (3.44)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP1         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                             1.39             10.00                9.12
UPRG1         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (3.47)             8.12                8.98
UTEC1         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (2.43)               --                0.64
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (20.96)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (3.86)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --               (3.59)(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (12.44)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (2.88)               --                3.80
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                       (7.90)               --                0.76
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (3.41)               --               (1.52)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (3.71)               --                4.43
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (5.17)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                3.64
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (4.52)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --               (9.06)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (2.04)               --                0.01
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --              (12.05)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --                4.59
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       3.47                --                3.91
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)               1.37                --               11.00
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                    (2.60)             7.23                9.21
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --                --               13.31


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 7 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --%          (24.67%)(b)         (16.57%)
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)            (18.89)           (1.98)             (18.89)
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)         (25.04)          (15.79)             (25.04)
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.10)          (17.91)             (37.10)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.00)           (1.16)             (13.00)
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                       --           (18.73)(b)          (28.99)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --           (25.97)(b)          (32.81)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (28.00)(b)          (28.52)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --           (25.33)(b)          (23.20)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --            (4.11)(b)           (1.79)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (25.43)          (10.76)             (25.43)
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                        --            (9.36)(b)          (26.66)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                                        --           (25.69)(b)          (24.22)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (8.72)(b)          (25.84)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --           (10.68)(b)          (21.56)
UVRE1         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --           (11.28)(b)           (8.83)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --%               --%              (1.75%)
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)              1.83                --                5.14
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)          (4.18)             6.67                5.54
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)                   --                --                0.27
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                  2.78                --                9.51
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                    (2.75)               --                7.77
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             0.13              9.00               10.41
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)               3.19             10.72                8.23
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --                --               (3.10)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               2.37                --                4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                     (2.92)             7.38                9.23
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                        --                --               (3.59)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                                      0.19                --                2.71
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (3.80)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     3.15                --                6.61
UVRE1         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        2.22                --                4.95



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 8 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                 0.14%            2.20%               0.14%
UBND1         Diversified Bond Fund (5/02; 10/81)                                     --             3.85(b)             4.49
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --           (21.17)(b)          (19.85)
UESL1         Equity Select Fund (8/02; 5/01)                                         --             2.28(b)           (14.63)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (22.69)          (18.68)             (22.69)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --           (20.57)(b)          (13.03)
UFIF1         Short Duration U.S. Government Bond Fund (5/00; 9/99)                 4.76             6.39                4.76
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --           (23.36)(b)          (23.19)
UAAC1         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)             --            (3.13)(b)          (25.28)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --           (23.83)(b)          (22.41)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP1         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.06)          (10.87)             (23.06)
UPRG1         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.55)          (26.66)             (31.55)
UTEC1         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.40)          (37.60)             (42.40)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --            (4.28)(b)          (22.88)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --            (6.33)(b)          (23.41)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                   --             3.93(b)               --
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --            (3.46)(b)          (23.29)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                               --             0.08(b)           (10.64)
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                          --            (4.28)(b)          (23.10)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           --            (7.88)(b)          (21.19)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        --            (4.06)(b)          (16.31)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --            (1.34)(b)          (27.74)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                              --             3.71(b)             5.82
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --            (6.83)(b)          (11.44)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --            (4.63)(b)          (27.46)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                    --            (3.57)(b)          (26.21)
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --            (3.36)(b)          (28.13)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --            (4.53)(b)          (13.53)
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                         --             8.41(b)            14.30

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                                 3.06%             3.22%               5.07%
UBND1         Diversified Bond Fund (5/02; 10/81)                                   3.29              5.89                8.94
              (previously AXP(R) Variable Portfolio - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --                --               (5.45)
UESL1         Equity Select Fund (8/02; 5/01)                                         --                --               (9.98)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                  (0.92)               --                4.06
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --                --               (5.31)
UFIF1         Short Duration U.S. Government Bond Fund (5/00; 9/99)                   --                --                5.32
              (previously AXP(R) Variable Portfolio - Federal Income Fund)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --                --              (16.85)
UAAC1         Capital Appreciation Fund, Series II Shares (8/02; 5/93)(2)          (3.30)               --                6.20
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --                --               (2.32)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
UGIP1         AllianceBernstein VP Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                             2.48             10.00                9.12
UPRG1         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                            (2.45)             8.12                8.98
UTEC1         AllianceBernstein VP Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                            (1.43)               --                1.00
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                --                --              (19.07)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           --                --               (2.78)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                   --                --                3.93(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             --                --              (10.66)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                            (1.81)               --                4.15
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                       (6.91)               --                1.15
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                        (2.37)               --               (0.77)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                     (2.66)               --                4.76
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   --                --               (4.12)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                              --                --                5.43
UEIG1         International Equity Fund - Class 2 (7/02; 8/98)(6)                     --                --               (3.31)
              (previously Evergreen VA International Growth Fund - Class 2)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  --                --               (7.59)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                 (1.00)               --                0.77
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           --                --              (10.27)
UESM1         Special Values Fund - Class 2 (7/02; 5/98)(6)                           --                --                5.66
              (previously Evergreen VA Small Cap Value Fund - Class 2)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                       4.50                --                4.61


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

TABLE 8 - AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)



                                                                                       PERFORMANCE OF              PERFORMANCE OF
                                                                                       THE SUBACCOUNT                 THE FUND
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT          1 YEAR
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --%          (12.99%)(b)         (10.52%)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --           (23.79)(b)          (31.02)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --           (14.62)(b)          (10.94)
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --           (18.99)(b)          (10.18)
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)            (12.71)            0.46              (12.71)
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)         (19.39)          (13.72)             (19.39)
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.50)          (15.89)             (32.50)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.31)            1.33               (6.31)
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                       --           (12.40)(b)          (23.68)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --           (20.40)(b)          (27.83)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --           (22.61)(b)          (23.17)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --           (19.71)(b)          (17.39)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --             3.36(b)             5.88
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (19.81)           (8.55)             (19.81)
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                        --            (2.34)(b)          (21.15)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                                        --           (20.09)(b)          (18.51)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --            (1.65)(b)          (20.26)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       --            (3.79)(b)          (15.61)
UVRE1         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)          --            (4.44)(b)           (1.77)

                                                                                                 PERFORMANCE OF
                                                                                                    THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                        5 YEARS          10 YEARS           COMMENCEMENT
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)               2.48%               --%              11.00%
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                    (1.56)             7.23                9.21
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --                --               14.33
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --                --               (0.60)
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)              2.92                --                5.51
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)          (3.14)             6.67                5.54
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)                   --                --                1.43
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                  3.83                --                9.51
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                    (1.71)               --                7.77
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             1.20              9.00               10.41
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)               4.23             10.72                8.23
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --                --               (1.97)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               3.44                --                4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                     (1.87)             7.38                9.23
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                        --                --               (2.47)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                                      1.28                --                3.42
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        --                --               (2.12)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                     4.19                --                6.97
UVRE1         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)        3.30                --                5.62



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

(16) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV and GMIB - 6% Rising Floor Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT           INVESTING IN:                                         SIMPLE YIELD        COMPOUND YIELD
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund         (0.19%)              (0.19%)
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund         (0.28)               (0.28)
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund         (0.45)               (0.45)
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund         (0.54)               (0.54)





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT           INVESTING IN:                                                            YIELD
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.15%
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                          5.20
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.33
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.23
UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.10
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.07
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                          5.13
UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.96
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.98
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.94
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.94
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.96
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            3.00
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2.97


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                           www.ambest.com
Fitch                               www.fitchratings.com
Moody's                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.06   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.06   $       1.06   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                            697            554             53
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.19%).

SUBACCOUNT UBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             63             --             --

SUBACCOUNT UDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             26             --             --

SUBACCOUNT UESL1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.02             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.76   $       0.92   $       1.00
Accumulation unit value at end of period                                                  $       0.59   $       0.76   $       0.92
Number of accumulation units outstanding at end of period (000 omitted)                             95             20             --

SUBACCOUNT USVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             21             --             --

SUBACCOUNT UFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.11   $       1.06   $       1.00
Accumulation unit value at end of period                                                  $       1.17   $       1.11   $       1.06
Number of accumulation units outstanding at end of period (000 omitted)                            645             30             --

SUBACCOUNT UABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.76             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            113             --             --

SUBACCOUNT UAAC1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             30             --             --

SUBACCOUNT UGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.97   $       0.97   $       1.00
Accumulation unit value at end of period                                                  $       0.74   $       0.97   $       0.97
Number of accumulation units outstanding at end of period (000 omitted)                          1,341            640             31


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.65   $       0.80   $       1.00
Accumulation unit value at end of period                                                  $       0.45   $       0.65   $       0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,003            741             47

SUBACCOUNT UTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.51   $       0.69   $       1.00
Accumulation unit value at end of period                                                  $       0.30   $       0.51   $       0.69
Number of accumulation units outstanding at end of period (000 omitted)                            372            364             44

SUBACCOUNT UEBC1 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             12             --             --

SUBACCOUNT UECG1 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             38             --             --

SUBACCOUNT UECB1 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            241             --             --

SUBACCOUNT UEEI1 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             34             --             --

SUBACCOUNT UEFF1 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.00             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             10             --             --

SUBACCOUNT UEFD1 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UEGO1 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.92             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             12             --             --

SUBACCOUNT UEGW1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --             --

SUBACCOUNT UEGR1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.99             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              8             --             --

SUBACCOUNT UEHI1 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             95             --             --

SUBACCOUNT UEIG1 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             31             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMA1 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              7             --             --

SUBACCOUNT UEOE1 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             86             --             --

SUBACCOUNT UESE1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UESM1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             75             --             --

SUBACCOUNT UEST1 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.08             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.86             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            209             --             --

SUBACCOUNT UFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             18             --             --

SUBACCOUNT UFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             94             --             --

SUBACCOUNT UVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.80             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             24             --             --

SUBACCOUNT UMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.16   $       1.09   $       1.00
Accumulation unit value at end of period                                                  $       1.01   $       1.16   $       1.09
Number of accumulation units outstanding at end of period (000 omitted)                            753             61             21

SUBACCOUNT UINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.85   $       1.02   $       1.00
Accumulation unit value at end of period                                                  $       0.68   $       0.85   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)                            513            324             22

SUBACCOUNT UNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.95   $       1.01   $       1.00
Accumulation unit value at end of period                                                  $       0.64   $       0.95   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)                            165            115             27

SUBACCOUNT UTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.10   $       1.12   $       1.00
Accumulation unit value at end of period                                                  $       1.04   $       1.10   $       1.12
Number of accumulation units outstanding at end of period (000 omitted)                          1,585            792             45


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.87             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              9             --             --

SUBACCOUNT UOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             25             --             --

SUBACCOUNT UOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             33             --             --

SUBACCOUNT USTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             38             --             --

SUBACCOUNT UGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.99   $       1.07   $       1.00
Accumulation unit value at end of period                                                  $       0.79   $       0.99   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)                            379            287             --

SUBACCOUNT UHSC1 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.80             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             33             --             --

SUBACCOUNT UVCP1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              1             --             --

SUBACCOUNT UVGI1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              2             --             --

SUBACCOUNT UVRE1 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.01   $       1.00   $       1.00
Accumulation unit value at end of period                                                  $       1.01   $       1.01   $       1.00
Number of accumulation units outstanding at end of period (000 omitted)                          2,933          2,828             --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.28%).

SUBACCOUNT UBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            215             --             --

SUBACCOUNT UDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            187             --             --

SUBACCOUNT UESL2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.02             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              9             --             --

SUBACCOUNT UNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.76   $       0.92   $       1.00
Accumulation unit value at end of period                                                  $       0.59   $       0.76   $       0.92
Number of accumulation units outstanding at end of period (000 omitted)                            704             81             --

SUBACCOUNT USVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             67             --             --

SUBACCOUNT UFIF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.10   $       1.05   $       1.00
Accumulation unit value at end of period                                                  $       1.16   $       1.10   $       1.05
Number of accumulation units outstanding at end of period (000 omitted)                          5,336          2,495             25

SUBACCOUNT UABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.76             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            711             --             --

SUBACCOUNT UAAC2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             26             --             --

SUBACCOUNT UAAD2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UGIP2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.96   $       0.97   $       1.00
Accumulation unit value at end of period                                                  $       0.74   $       0.96   $       0.97
Number of accumulation units outstanding at end of period (000 omitted)                          8,241          3,601             65

SUBACCOUNT UPRG2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.65   $       0.80   $       1.00
Accumulation unit value at end of period                                                  $       0.45   $       0.65   $       0.80
Number of accumulation units outstanding at end of period (000 omitted)                          4,459          3,531            438

SUBACCOUNT UTEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.51   $       0.69   $       1.00
Accumulation unit value at end of period                                                  $       0.29   $       0.51   $       0.69
Number of accumulation units outstanding at end of period (000 omitted)                          1,530          1,387            216


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEBC2 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            170             --             --

SUBACCOUNT UECG2 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            299             --             --

SUBACCOUNT UECB2 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            892             --             --

SUBACCOUNT UEEI2 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            388             --             --

SUBACCOUNT UEFF2 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.00             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            132             --             --

SUBACCOUNT UEFD2 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UEGO2 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.92             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            192             --             --

SUBACCOUNT UEGW2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             35             --             --

SUBACCOUNT UEGR2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.99             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            173             --             --

SUBACCOUNT UEHI2 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            202             --             --

SUBACCOUNT UEIG2 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            213             --             --

SUBACCOUNT UEMA2 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             64             --             --

SUBACCOUNT UEOE2 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            351             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESE2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --             --

SUBACCOUNT UESM2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            482             --             --

SUBACCOUNT UEST2 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.08             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            137             --             --

SUBACCOUNT UFCO2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.86             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            740             --             --

SUBACCOUNT UFGR2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            108             --             --

SUBACCOUNT UFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            773             --             --

SUBACCOUNT UVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.80             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            127             --             --

SUBACCOUNT UMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.16   $       1.09   $       1.00
Accumulation unit value at end of period                                                  $       1.01   $       1.16   $       1.09
Number of accumulation units outstanding at end of period (000 omitted)                          5,681          1,321              7

SUBACCOUNT UINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       0.85   $       1.02   $       1.00
Accumulation unit value at end of period                                                  $       0.68   $       0.85   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,059            887             --

SUBACCOUNT UNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.95   $       1.01   $       1.00
Accumulation unit value at end of period                                                  $       0.64   $       0.95   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)                            569            317              7

SUBACCOUNT UTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.10   $       1.12   $       1.00
Accumulation unit value at end of period                                                  $       1.03   $       1.10   $       1.12
Number of accumulation units outstanding at end of period (000 omitted)                          7,687          3,440             86

SUBACCOUNT USUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.87             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             23             --             --

SUBACCOUNT UOCA2 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            141             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            123             --             --

SUBACCOUNT UOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            199             --             --

SUBACCOUNT USTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            161             --             --

SUBACCOUNT UGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.99   $       1.07   $       1.00
Accumulation unit value at end of period                                                  $       0.79   $       0.99   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,991          1,166             31

SUBACCOUNT UHSC2 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             31             --             --

SUBACCOUNT UIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.80             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            436             --             --

SUBACCOUNT UVCP2 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            203             --             --

SUBACCOUNT UVGI2 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             43             --             --

SUBACCOUNT UVRE2 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             57             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.09   $       1.08   $       1.00
Accumulation unit value at end of period                                                  $       0.87   $       1.09   $       1.08
Number of accumulation units outstanding at end of period (000 omitted)                            573            428             98

SUBACCOUNT WNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.71   $       0.86   $       1.00
Accumulation unit value at end of period                                                  $       0.55   $       0.71   $       0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,714          1,471          1,038

SUBACCOUNT WSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             22             --             --

SUBACCOUNT WFDI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.12   $       1.07   $       1.00
Accumulation unit value at end of period                                                  $       1.17   $       1.12   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,450            805            125

SUBACCOUNT WMDC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                            $       1.06   $       1.00             --
Accumulation unit value at end of period                                                  $       0.95   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)                          1,005            667             --

SUBACCOUNT WVAS7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             59             --             --

SUBACCOUNT WMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.25   $       1.18   $       1.00
Accumulation unit value at end of period                                                  $       1.08   $       1.25   $       1.18
Number of accumulation units outstanding at end of period (000 omitted)                            875            521            245

SUBACCOUNT WOGS7 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             13             --             --

SUBACCOUNT WSTB7 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.03             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            111             --             --

SUBACCOUNT WHSC7 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             12             --             --

SUBACCOUNT WIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.65   $       0.83   $       1.00
Accumulation unit value at end of period                                                  $       0.53   $       0.65   $       0.83
Number of accumulation units outstanding at end of period (000 omitted)                          3,982          3,906          2,927


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                            2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                             $       1.08   $       1.05   $       1.01   $       1.00
Accumulation unit value at end of period                                   $       1.08   $       1.08   $       1.05   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)           2,516          2,250             --             --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.45%).

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $       1.11   $       1.05   $       1.01   $       1.00
Accumulation unit value at end of period                                   $       1.16   $       1.11   $       1.05   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)             179             99             82             --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                             $       1.01   $       1.00   $       1.02   $       1.00
Accumulation unit value at end of period                                   $       0.81   $       1.01   $       1.00   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)             536            342            244             --

SUBACCOUNT UESL3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.02             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              --             --             --             --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                             $       0.85   $       1.03   $       1.15   $       1.00
Accumulation unit value at end of period                                   $       0.66   $       0.85   $       1.03   $       1.15
Number of accumulation units outstanding at end of period (000 omitted)           4,063          3,478          1,937             --

SUBACCOUNT WSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.79             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              28             --             --             --

SUBACCOUNT UFIF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $       1.11   $       1.06   $       1.00             --
Accumulation unit value at end of period                                   $       1.16   $       1.11   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)           1,729            799             15             --

SUBACCOUNT UABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.76             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              90             --             --             --

SUBACCOUNT UAAC3 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.97             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              --             --             --             --

SUBACCOUNT UAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.75             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              28             --             --             --

SUBACCOUNT UGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                             $       0.96   $       0.97   $       1.00             --
Accumulation unit value at end of period                                   $       0.74   $       0.96   $       0.97             --
Number of accumulation units outstanding at end of period (000 omitted)           3,898          2,152            213             --

SUBACCOUNT UPRG3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                             $       0.65   $       0.80   $       1.00             --
Accumulation unit value at end of period                                   $       0.45   $       0.65   $       0.80             --
Number of accumulation units outstanding at end of period (000 omitted)           2,042          1,944            426             --

SUBACCOUNT UTEC3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                             $       0.51   $       0.69   $       1.00             --
Accumulation unit value at end of period                                   $       0.29   $       0.51   $       0.69             --
Number of accumulation units outstanding at end of period (000 omitted)             684            793            277             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEBC3 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              20             --             --             --

SUBACCOUNT UECG3 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.95             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              39             --             --             --

SUBACCOUNT UECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.04             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             301             --             --             --

SUBACCOUNT UEEI3 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              29             --             --             --

SUBACCOUNT UEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.00             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)               8             --             --             --

SUBACCOUNT UEFD3 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              --             --             --             --

SUBACCOUNT UEGO3 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.92             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              23             --             --             --

SUBACCOUNT UEGW3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)               1             --             --             --

SUBACCOUNT UEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.99             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              26             --             --             --

SUBACCOUNT UEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.04             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             133             --             --             --

SUBACCOUNT UEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.93             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              40             --             --             --

SUBACCOUNT UEMA3 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.95             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              11             --             --             --

SUBACCOUNT UEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              42             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESE3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              --             --             --             --

SUBACCOUNT UESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.95             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             157             --             --             --

SUBACCOUNT UEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.08             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              74             --             --             --

SUBACCOUNT UFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.86             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             115             --             --             --

SUBACCOUNT UFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.75             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              31             --             --             --

SUBACCOUNT WMDC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                             $       1.06   $       1.00             --             --
Accumulation unit value at end of period                                   $       0.95   $       1.06             --             --
Number of accumulation units outstanding at end of period (000 omitted)           1,445            522             --             --

SUBACCOUNT PVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                             $       1.45   $       1.29   $       1.04   $       1.00
Accumulation unit value at end of period                                   $       1.30   $       1.45   $       1.29   $       1.04
Number of accumulation units outstanding at end of period (000 omitted)              47              2             --             --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                             $       1.22   $       1.16   $       1.03   $       1.00
Accumulation unit value at end of period                                   $       1.06   $       1.22   $       1.16   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)           2,393            252             --             --

SUBACCOUNT UINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                             $       0.84   $       1.02   $       1.00             --
Accumulation unit value at end of period                                   $       0.68   $       0.84   $       1.02             --
Number of accumulation units outstanding at end of period (000 omitted)             866            514             52             --

SUBACCOUNT PSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                             $       0.87   $       0.93   $       1.00             --
Accumulation unit value at end of period                                   $       0.58   $       0.87   $       0.93             --
Number of accumulation units outstanding at end of period (000 omitted)             441            293             35             --

SUBACCOUNT PSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                             $       1.05   $       1.06   $       1.00             --
Accumulation unit value at end of period                                   $       0.98   $       1.05   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)           3,949          1,861             23             --

SUBACCOUNT PSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                             $       0.75   $       1.01   $       1.00             --
Accumulation unit value at end of period                                   $       0.57   $       0.75   $       1.01             --
Number of accumulation units outstanding at end of period (000 omitted)             209            126              7             --

SUBACCOUNT UOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.78             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              39             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.77             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             190             --             --             --

SUBACCOUNT UOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.79             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              65             --             --             --

SUBACCOUNT WSTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       1.03             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             212             --             --             --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                             $       0.95   $       1.03   $       0.97   $       1.00
Accumulation unit value at end of period                                   $       0.76   $       0.95   $       1.03   $       0.97
Number of accumulation units outstanding at end of period (000 omitted)           1,583            963            146             --

SUBACCOUNT WHSC6 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.84             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              52             --             --             --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                             $       0.90   $       1.15   $       1.29   $       1.00
Accumulation unit value at end of period                                   $       0.73   $       0.90   $       1.15   $       1.29
Number of accumulation units outstanding at end of period (000 omitted)           4,994          4,731          2,474             --

SUBACCOUNT UVCP3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.98             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)             186             --             --             --

SUBACCOUNT UVGI3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)               4             --             --             --

SUBACCOUNT UVRE3 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                             $       1.00             --             --             --
Accumulation unit value at end of period                                   $       0.96             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)              --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.05   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.05   $       1.05   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                          3,130          3,857            618
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2002 WAS (0.54%).

SUBACCOUNT UBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            309             --             --

SUBACCOUNT UDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            309             --             --

SUBACCOUNT UESL4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.02             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.75   $       0.92   $       1.00
Accumulation unit value at end of period                                                  $       0.58   $       0.75   $       0.92
Number of accumulation units outstanding at end of period (000 omitted)                            683            193             32

SUBACCOUNT USVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             45             --             --

SUBACCOUNT UFIF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.11   $       1.06   $       1.00
Accumulation unit value at end of period                                                  $       1.16   $       1.11   $       1.06
Number of accumulation units outstanding at end of period (000 omitted)                          5,451          1,321             34

SUBACCOUNT UABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.76             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            517             --             --

SUBACCOUNT UAAC4 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             19             --             --

SUBACCOUNT UAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             18             --             --

SUBACCOUNT UGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.96   $       0.97   $       1.00
Accumulation unit value at end of period                                                  $       0.74   $       0.96   $       0.97
Number of accumulation units outstanding at end of period (000 omitted)                         10,906          4,722            292

SUBACCOUNT UPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.65   $       0.80   $       1.00
Accumulation unit value at end of period                                                  $       0.44   $       0.65   $       0.80
Number of accumulation units outstanding at end of period (000 omitted)                          7,706          5,808            700

SUBACCOUNT UTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.51   $       0.69   $       1.00
Accumulation unit value at end of period                                                  $       0.29   $       0.51   $       0.69
Number of accumulation units outstanding at end of period (000 omitted)                          2,423          2,237            456


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEBC4 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            108             --             --

SUBACCOUNT UECG4 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            216             --             --

SUBACCOUNT UECB4 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            756             --             --

SUBACCOUNT UEEI4 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            174             --             --

SUBACCOUNT UEFF4 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.00             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             26             --             --

SUBACCOUNT UEFD4 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT UEGO4 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.92             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            124             --             --

SUBACCOUNT UEGW4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              2             --             --

SUBACCOUNT UEGR4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.99             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             47             --             --

SUBACCOUNT UEHI4 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            336             --             --

SUBACCOUNT UEIG4 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            145             --             --

SUBACCOUNT UEMA4 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             83             --             --

SUBACCOUNT UEOE4 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            276             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESE4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             13             --             --

SUBACCOUNT UESM4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            396             --             --

SUBACCOUNT UEST4 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.08             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            325             --             --

SUBACCOUNT UFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.86             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            395             --             --

SUBACCOUNT UFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.75             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            108             --             --

SUBACCOUNT UFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            503             --             --

SUBACCOUNT UVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.80             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             61             --             --

SUBACCOUNT UMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.15   $       1.09   $       1.00
Accumulation unit value at end of period                                                  $       1.00   $       1.15   $       1.09
Number of accumulation units outstanding at end of period (000 omitted)                          6,327          1,374             15

SUBACCOUNT UINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.84   $       1.02   $       1.00
Accumulation unit value at end of period                                                  $       0.68   $       0.84   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,373          1,576             53

SUBACCOUNT UNDS4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.94   $       1.01   $       1.00
Accumulation unit value at end of period                                                  $       0.63   $       0.94   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)                            832            454             76

SUBACCOUNT UTRS4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                            $       1.10   $       1.11   $       1.00
Accumulation unit value at end of period                                                  $       1.03   $       1.10   $       1.11
Number of accumulation units outstanding at end of period (000 omitted)                          8,646          3,493            141

SUBACCOUNT USUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.87             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              5             --             --

SUBACCOUNT UOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.78             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            163             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             56             --             --

SUBACCOUNT UOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             87             --             --

SUBACCOUNT USTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.03             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            148             --             --

SUBACCOUNT UGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                            $       0.98   $       1.07   $       1.00
Accumulation unit value at end of period                                                  $       0.79   $       0.98   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,879          1,109             17

SUBACCOUNT UHSC4 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              7             --             --

SUBACCOUNT UIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            544             --             --

SUBACCOUNT UVCP4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            169             --             --

SUBACCOUNT UVGI4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             74             --             --

SUBACCOUNT UVRE4 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              1             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/21/1995)
Accumulation unit value at beginning of period                            $       1.26  $       1.24  $       1.18  $       1.15
Accumulation unit value at end of period                                  $       1.26  $       1.26  $       1.24  $       1.18
Number of accumulation units outstanding at end of period (000 omitted)          8,572         8,409         4,421           941

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $       1.47  $       1.38  $       1.33  $       1.33
Accumulation unit value at end of period                                  $       1.53  $       1.47  $       1.38  $       1.33
Number of accumulation units outstanding at end of period (000 omitted)          7,272         8,923         9,498         8,127

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                            $       1.09  $       1.08  $       1.00            --
Accumulation unit value at end of period                                  $       0.87  $       1.09  $       1.08            --
Number of accumulation units outstanding at end of period (000 omitted)            238           115             7            --

SUBACCOUNT WESL5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.02            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period                            $       1.27  $       1.54  $       1.72  $       1.32
Accumulation unit value at end of period                                  $       0.98  $       1.27  $       1.54  $       1.72
Number of accumulation units outstanding at end of period (000 omitted)          3,938         4,237         3,717         2,141

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             35            --            --            --

SUBACCOUNT WFDI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $       1.11  $       1.06  $       1.00            --
Accumulation unit value at end of period                                  $       1.16  $       1.11  $       1.06            --
Number of accumulation units outstanding at end of period (000 omitted)            248           117            39            --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             11            --            --            --

SUBACCOUNT WAAC5 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WAAD5 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.94            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WGIP5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              2            --            --            --

SUBACCOUNT EPP (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period                            $       0.79  $       0.96  $       1.17  $       1.00
Accumulation unit value at end of period                                  $       0.54  $       0.79  $       0.96  $       1.17
Number of accumulation units outstanding at end of period (000 omitted)          2,312         2,574         3,368            56

SUBACCOUNT ETC (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period                            $       0.79  $       1.08  $       1.40  $       1.00
Accumulation unit value at end of period                                  $       0.46  $       0.79  $       1.08  $       1.40
Number of accumulation units outstanding at end of period (000 omitted)          1,387         1,958         2,278           105

YEAR ENDED DEC. 31,                                                           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/21/1995)
Accumulation unit value at beginning of period                            $       1.11  $       1.07  $       1.03  $       1.00
Accumulation unit value at end of period                                  $       1.15  $       1.11  $       1.07  $       1.03
Number of accumulation units outstanding at end of period (000 omitted)            749           231           241           132

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $       1.33  $       1.24  $       1.17  $       1.00
Accumulation unit value at end of period                                  $       1.33  $       1.33  $       1.24  $       1.17
Number of accumulation units outstanding at end of period (000 omitted)          5,689         2,544         1,377           414

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WESL5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period                            $       1.05  $       1.00            --            --
Accumulation unit value at end of period                                  $       1.32  $       1.05            --            --
Number of accumulation units outstanding at end of period (000 omitted)          1,108            69            --            --

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WFDI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     --            --            --            --
Accumulation unit value at end of period                                           --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            --            --            --            --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WAAC5 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WAAD5 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WGIP5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EPP (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT ETC (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC5 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             10            --            --            --

SUBACCOUNT WECG5 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             13            --            --            --

SUBACCOUNT WECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.04            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            106            --            --            --

SUBACCOUNT WEEI5 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              9            --            --            --

SUBACCOUNT WEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.00            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEFD5 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEGO5 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.92            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             10            --            --            --

SUBACCOUNT WEGW5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.99            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              4            --            --            --

SUBACCOUNT WEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.04            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            103            --            --            --

SUBACCOUNT WEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.93            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             12            --            --            --

SUBACCOUNT WEMA5 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              4            --            --            --

SUBACCOUNT WEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             13            --            --            --

YEAR ENDED DEC. 31,                                                           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC5 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WECG5 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEEI5 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEFD5 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEGO5 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEGW5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEMA5 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              7            --            --            --

SUBACCOUNT WEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.08            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              4            --            --            --

SUBACCOUNT WFCO5 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.97            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              8            --            --            --

SUBACCOUNT WFGR5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.73            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             14            --            --            --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                            $       1.06  $       1.00            --            --
Accumulation unit value at end of period                                  $       0.94  $       1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)            250            94            --            --

SUBACCOUNT WVAS5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.88            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             55            --            --            --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period                            $       1.23  $       1.17  $       1.05  $       1.00
Accumulation unit value at end of period                                  $       1.07  $       1.23  $       1.17  $       1.05
Number of accumulation units outstanding at end of period (000 omitted)            966           546           170            31

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00                          --            --
Accumulation unit value at end of period                                  $       0.84                          --            --
Number of accumulation units outstanding at end of period (000 omitted)            286            --            --            --

SUBACCOUNT WSND5 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.73            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             20            --            --            --

SUBACCOUNT WSTR5 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.93            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             11            --            --            --

SUBACCOUNT WSUT5 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.85            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              6            --            --            --

SUBACCOUNT WOCA5 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.97            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

YEAR ENDED DEC. 31,                                                           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WFCO5 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WFGR5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVAS5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WSND5 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WSTR5 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WSUT5 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WOCA5 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS5 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.77            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             12            --            --            --

SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.95            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              4            --            --            --

SUBACCOUNT WSTB5 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.03            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             10            --            --            --

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period                            $       1.16  $       1.26  $       1.18  $       1.18
Accumulation unit value at end of period                                  $       0.93  $       1.16  $       1.26  $       1.18
Number of accumulation units outstanding at end of period (000 omitted)          5,706         6,280         6,616         4,302

SUBACCOUNT WHSC5 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.84            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             12            --            --            --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period                            $       0.93  $       1.19  $       1.33  $       1.00
Accumulation unit value at end of period                                  $       0.76  $       0.93  $       1.19  $       1.33
Number of accumulation units outstanding at end of period (000 omitted)          1,856         1,775         2,192           347

SUBACCOUNT WVCP5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.98            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVGI5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVRE5 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       0.96            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              1            --            --            --

YEAR ENDED DEC. 31,                                                           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS5 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WSTB5 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period                            $       1.00            --            --            --
Accumulation unit value at end of period                                  $       1.18            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            239            --            --            --

SUBACCOUNT WHSC5 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVCP5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVGI5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --

SUBACCOUNT WVRE5 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                      --            --            --            --
Accumulation unit value at end of period                                            --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)             --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.09   $       1.08   $       1.00
Accumulation unit value at end of period                                                  $       0.87   $       1.09   $       1.08
Number of accumulation units outstanding at end of period (000 omitted)                            608            455             63

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.71   $       0.86   $       1.00
Accumulation unit value at end of period                                                  $       0.54   $       0.71   $       0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,916          1,815            868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             35             --             --

SUBACCOUNT WFDI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.10   $       1.05   $       1.00
Accumulation unit value at end of period                                                  $       1.15   $       1.10   $       1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,555          1,473            328

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                            $       1.06   $       1.00             --
Accumulation unit value at end of period                                                  $       0.94   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)                            723            367             --

SUBACCOUNT WVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             96             --             --

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.17   $       1.11   $       1.00
Accumulation unit value at end of period                                                  $       1.02   $       1.17   $       1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,165            691            102

SUBACCOUNT WOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              6             --             --

SUBACCOUNT WSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.03             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             83             --             --

SUBACCOUNT WHSC4 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             30             --             --

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.59   $       0.75   $       1.00
Accumulation unit value at end of period                                                  $       0.48   $       0.59   $       0.75
Number of accumulation units outstanding at end of period (000 omitted)                          5,517          6,094          3,827


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/1/2000)
Accumulation unit value at beginning of period                                            $       1.05   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.04   $       1.05   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                          4,222          3,979          2,613

SUBACCOUNT SBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            $       1.09   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.14   $       1.09   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                            264            317             64

SUBACCOUNT WDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.09   $       1.08   $       1.00
Accumulation unit value at end of period                                                  $       0.87   $       1.09   $       1.08
Number of accumulation units outstanding at end of period (000 omitted)                            368            223             66

SUBACCOUNT WESL3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.02             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             11             --             --

SUBACCOUNT WNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.71   $       0.86   $       1.00
Accumulation unit value at end of period                                                  $       0.54   $       0.71   $       0.86
Number of accumulation units outstanding at end of period (000 omitted)                          2,700          3,128          2,130

SUBACCOUNT WSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             22             --             --

SUBACCOUNT WFDI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.10   $       1.05   $       1.00
Accumulation unit value at end of period                                                  $       1.15   $       1.10   $       1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,375          1,609            272

SUBACCOUNT WABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             40             --             --

SUBACCOUNT WAAC3 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              1             --             --

SUBACCOUNT WAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.94             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              1             --             --

SUBACCOUNT SPGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                            $       0.65   $       0.80   $       1.00
Accumulation unit value at end of period                                                  $       0.44   $       0.65   $       0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,162          2,397          1,899

SUBACCOUNT STEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                            $       0.48   $       0.65   $       1.00
Accumulation unit value at end of period                                                  $       0.27   $       0.48   $       0.65
Number of accumulation units outstanding at end of period (000 omitted)                          1,976          2,165          2,882


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC3 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             14             --            --

SUBACCOUNT WECG3 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.95             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             28             --            --

SUBACCOUNT WECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.04             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             92             --            --

SUBACCOUNT WEEI3 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             16             --            --

SUBACCOUNT WEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.00             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEFD3 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEGO3 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.92             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             13             --            --

SUBACCOUNT WEGW3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.98             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              6             --            --

SUBACCOUNT WEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.04             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             19             --            --

SUBACCOUNT WEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.93             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             14             --            --

SUBACCOUNT WEMA3 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.95             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              6             --            --

SUBACCOUNT WEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             44             --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             10             --             --

SUBACCOUNT WESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             22             --             --

SUBACCOUNT WEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.08             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              6             --             --

SUBACCOUNT WFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              1             --             --

SUBACCOUNT WFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.73             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             41             --             --

SUBACCOUNT WMDC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                            $       1.06   $       1.00             --
Accumulation unit value at end of period                                                  $       0.94   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)                            559            156             --

SUBACCOUNT WVAS3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.88             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             61             --             --

SUBACCOUNT WMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.17   $       1.11   $       1.00
Accumulation unit value at end of period                                                  $       1.02   $       1.17   $       1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,063            324             39

SUBACCOUNT WINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             76             --             --

SUBACCOUNT WSND3 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.73             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              9             --             --

SUBACCOUNT WSTR3 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             26             --             --

SUBACCOUNT WSUT3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             10             --             --

SUBACCOUNT WOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              4             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS3 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             78             --             --

SUBACCOUNT WOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              5             --             --

SUBACCOUNT WSTB3 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.03             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             73             --             --

SUBACCOUNT WGIN3 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.81             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             22             --             --

SUBACCOUNT WHSC3 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             12             --             --

SUBACCOUNT WIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.59   $       0.75   $       1.00
Accumulation unit value at end of period                                                  $       0.48   $       0.59   $       0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,437          4,040          2,678

SUBACCOUNT WVCP3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              9             --             --

SUBACCOUNT WVGI3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              2             --             --

SUBACCOUNT WVRE3 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                            $       1.05   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.04   $       1.05   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                         12,876         11,399         11,511

SUBACCOUNT SBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            $       1.09   $       1.03   $       1.00
Accumulation unit value at end of period                                                  $       1.14   $       1.09   $       1.03
Number of accumulation units outstanding at end of period (000 omitted)                            894          1,363            688

SUBACCOUNT SDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                            $       1.08   $       1.07   $       1.00
Accumulation unit value at end of period                                                  $       0.86   $       1.08   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)                            179            367             52

SUBACCOUNT WESL8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.02             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT SNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (2/11/2000)
Accumulation unit value at beginning of period                                            $       0.74   $       0.90   $       1.00
Accumulation unit value at end of period                                                  $       0.57   $       0.74   $       0.90
Number of accumulation units outstanding at end of period (000 omitted)                          2,097          2,896          2,468

SUBACCOUNT WSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --             --

SUBACCOUNT SFDI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.11   $       1.06   $       1.00
Accumulation unit value at end of period                                                  $       1.16   $       1.11   $       1.06
Number of accumulation units outstanding at end of period (000 omitted)                            397            424             24

SUBACCOUNT WABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WAAC8 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.94             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                            $       0.96   $       0.97   $       1.00
Accumulation unit value at end of period                                                  $       0.95   $       0.96   $       0.97
Number of accumulation units outstanding at end of period (000 omitted)                              1          4,722            292

SUBACCOUNT SPGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                            $       0.70   $       0.86   $       1.00
Accumulation unit value at end of period                                                  $       0.48   $       0.70   $       0.86
Number of accumulation units outstanding at end of period (000 omitted)                          4,631          7,466          9,298

SUBACCOUNT STEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                            $       0.51   $       0.70   $       1.00
Accumulation unit value at end of period                                                  $       0.29   $       0.51   $       0.70
Number of accumulation units outstanding at end of period (000 omitted)                          3,655          6,380          9,543


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC8 (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.95             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --            --

SUBACCOUNT WECG8 (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.95             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --            --

SUBACCOUNT WECB8 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.04             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEEI8 (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             21             --            --

SUBACCOUNT WEFF8 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.00             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEFD8 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEGO8 (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.92             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEGW8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             21             --            --

SUBACCOUNT WEGR8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.98             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEHI8 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       1.03             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEIG8 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.93             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEMA8 (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.95             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --            --

SUBACCOUNT WEOE8 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --            --
Accumulation unit value at end of period                                                  $       0.96             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WESM8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
(PREVIOUSLY EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              2             --             --

SUBACCOUNT WEST8 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND A783 CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.08             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.73             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WMDC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.89             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             27             --             --

SUBACCOUNT WVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.88             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT SMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                            $       1.25   $       1.19   $       1.00
Accumulation unit value at end of period                                                  $       1.09   $       1.25   $       1.19
Number of accumulation units outstanding at end of period (000 omitted)                            690            473             79

SUBACCOUNT WINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                            330             --             --

SUBACCOUNT WSND8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.73             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WSTR8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              6             --             --

SUBACCOUNT WSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.93             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              9             --             --

SUBACCOUNT WOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.95             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             13             --             --

SUBACCOUNT WSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.04             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.81             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WHSC8 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.85             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              7             --             --

SUBACCOUNT WVCP8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.98             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              3             --             --

SUBACCOUNT WVGI8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WVRE8 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.96             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.08   $       1.08   $       1.00
Accumulation unit value at end of period                                                  $       0.86   $       1.08   $       1.08
Number of accumulation units outstanding at end of period (000 omitted)                             36             34              3

SUBACCOUNT WNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.70   $       0.86   $       1.00
Accumulation unit value at end of period                                                  $       0.54   $       0.70   $       0.86
Number of accumulation units outstanding at end of period (000 omitted)                            363            701            483

SUBACCOUNT WSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WFDI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            $       1.10   $       1.05   $       1.00
Accumulation unit value at end of period                                                  $       1.15   $       1.10   $       1.05
Number of accumulation units outstanding at end of period (000 omitted)                          1,155            592            331

SUBACCOUNT WMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                            $       1.06   $       1.00             --
Accumulation unit value at end of period                                                  $       0.94   $       1.06             --
Number of accumulation units outstanding at end of period (000 omitted)                             42              8             --

SUBACCOUNT WVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.79             --             --
Number of accumulation units outstanding at end of period (000 omitted)                              4             --             --

SUBACCOUNT WMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                            $       1.17   $       1.11   $       1.00
Accumulation unit value at end of period                                                  $       1.02   $       1.17   $       1.11
Number of accumulation units outstanding at end of period (000 omitted)                            123             41              3

SUBACCOUNT WOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.77             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WSTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       1.03             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             --             --             --

SUBACCOUNT WHSC2 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                            $       1.00             --             --
Accumulation unit value at end of period                                                  $       0.84             --             --
Number of accumulation units outstanding at end of period (000 omitted)                             33             --             --

SUBACCOUNT WIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                            $       0.59   $       0.75   $       1.00
Accumulation unit value at end of period                                                  $       0.47   $       0.59   $       0.75
Number of accumulation units outstanding at end of period (000 omitted)                            666            730            499


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity (comprised of subaccounts UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG2, SCMG1, UBND1, UBND2, PBND1, UBND4, ESI, SBND2, SBND1, UDEI1, UDEI2, WDEI7, PDEI1, UDEI4, WDEI5, WDEI4, WDEI3, SDEI1, WDEI2, UESL1, UESL2, UESL3, UESL4, WESL5, WESL3, WESL8, UNDM1, UNDM2, WNDM7, PNDM1, UNDM4, EGD, WNDM4, WNDM3, SNDM1, WNDM2, USVA1, USVA2, WSVA7, WSVA6, USVA4, WSVA5, WSVA4, WSVA3, WSVA8, WSVA2, UFIF1, UFIF2, WFDI7, UFIF3, UFIF4, WFDI5, WFDI4, WFDI3, SFDI1, WFDI2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA3, WABA8, UAAC1, UAAC2, UAAC3, UAAC4, WAAC5, WAAC3, WAAC8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD3, WAAD8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP3, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR2, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC2, STEC1, UEBC1, UEBC2, UEBC3, UEBC4, WEBC5, WEBC3, WEBC8, UECG1, UECG2, UECG3, UECG4, WECG5, WECG3, WECG8, UECB1, UECB2, UECB3, UECB4, WECB5, WECB3, WECB8, UEEI1, UEEI2, UEEI3, UEEI4, WEEI5, WEEI3, WEEI8, UEFF1, UEFF2, UEFF3, UEFF4, WEFF5, WEFF3, WEFF8, UEFD1, UEFD2, UEFD3, UEFD4, WEFD5, WEFD3, WEFD8, UEGO1, UEGO2, UEGO3, UEGO4, WEGO5, WEGO3, WEGO8, UEGW1, UEGW2, UEGW3, UEGW4, WEGW5, WEGW3, WEGW8, UEGR1, UEGR2, UEGR3, UEGR4, WEGR5, WEGR3, WEGR8, UEHI1, UEHI2, UEHI3, UEHI4, WEHI5, WEHI3, WEHI8, UEIG1, UEIG2, UEIG3, UEIG4, WEIG5, WEIG3, WEIG8, UEMA1, UEMA2, UEMA3, UEMA4, WEMA5, WEMA3, WEMA8, UEOE1, UEOE2, UEOE3, UEOE4, WEOE5, WEOE3, WEOE8, UESE1, UESE2, UESE3, UESE4, WESE5, WESE3, WESE8, UESM1, UESM2, UESM3, UESM4, WESM5, WESM3, WESM8, UEST1, UEST2, UEST3, UEST4, WEST5, WEST3, WEST8, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO3, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR3, WFGR8, UFMC1, UFMC2, WMDC7, WMDC6, UFMC4, WMDC5, WMDC4, WMDC3, WMDC8, WMDC2, UVAS1, UVAS2, WVAS7, PVAS1, UVAS4, WVAS5, WVAS4, WVAS3, WVAS8, WVAS2, UMSS1, UMSS2, WMSS7, PMSS1, UMSS4, EMU, WMSS4, WMSS3, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT3, WINT8, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND3, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR3, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5,WSUT3, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA3, WOCA8, UOGS1, UOGS2, WOGS7, WOGS6, UOGS4, WOGS5, WOGS4, WOGS3, WOGS8, WOGS2, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM3, WOSM8, USTB1, USTB2, WSTB7, WSTB6, USTB4, WSTB5, WSTB4, WSTB3, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN3, WGIN8, UHSC1, UHSC2, WHSC7, WHSC6, UHSC4, WHSC5, WHSC4, WHSC3, WHSC8, WHSC2, UIGR1, UIGR2, WIGR7, PIGR1, UIGR4, EPL, WIGR4, WIGR3, WIGR8, WIGR2, UVCP1,UVCP2, UVCP3, UVCP4, WVCP5, WVCP3, WVCP8, UVGI1, UVGI2, UVGI3, UVGI4, WVGI5, WVGI3, WVGI8, UVRE1, UVRE2, UVRE3, UVRE4, WVRE5, WVRE3 and WVRE8) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP


Minneapolis, Minnesota

March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                             UCMG1          UCMG2          PCMG1          UCMG4           EMS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    737,442   $  2,965,452   $  2,707,514   $  3,315,670   $ 10,774,913
                                                           ------------------------------------------------------------------------
    at market value                                        $    737,435   $  2,965,415   $  2,707,497   $  3,315,658   $ 10,774,903
Dividends receivable                                                521          2,267          1,753          2,531          7,328
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    819             --            674             --         35,164
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    738,775      2,967,682      2,709,924      3,318,189     10,817,395
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  510          2,478          2,227          3,492         10,388
    Administrative charge                                            90            391            304            437          1,246
    Contract terminations                                            --             --             --         30,519             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   600          2,869          2,531         34,448         11,634
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       738,175      2,964,813      2,707,393      3,283,741     10,805,565
Net assets applicable to contracts in payment period                 --             --             --             --            196
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
Accumulation units outstanding                                  697,432      2,932,646      2,516,248      3,129,964      8,571,906
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.01   $       1.08   $       1.05   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SCMG2          SCMG1          UBND1          UBND2          PBND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,479,257   $ 13,416,429   $     64,826   $    220,258   $    204,142
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,479,257   $ 13,416,402   $     65,690   $    223,134   $    207,119
Dividends receivable                                              3,479         10,759            266            821            856
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         44,561             --            153             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,482,736     13,471,722         65,956        224,108        207,975
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,387         17,928             47            161            193
    Administrative charge                                           599          1,855              8             25             26
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,986         19,783             55            186            219
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,409,908     13,451,939         65,901        223,922        207,756
Net assets applicable to contracts in payment period             66,842             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
===================================================================================================================================
Accumulation units outstanding                                4,222,295     12,876,367         63,297        215,197        178,782
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.04   $       1.04   $       1.16
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UBND4           ESI           SBND2          SBND1          UDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    315,160   $ 11,517,026   $    296,578   $  1,003,878   $     20,069
                                                           ------------------------------------------------------------------------
    at market value                                        $    318,929   $ 11,099,579   $    300,042   $  1,014,347   $     20,381
Dividends receivable                                              1,254         48,837          1,509          5,123             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    830             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    321,013     11,148,416        301,551      1,019,470         20,381
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  309         12,542            428          1,540             14
    Administrative charge                                            39          1,505             48            159              2
    Contract terminations                                            --          2,945            404          2,118             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   348         16,992            880          3,817             16
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       320,665     11,117,524        300,671      1,015,653         20,365
Net assets applicable to contracts in payment period                 --         13,900             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
===================================================================================================================================
Accumulation units outstanding                                  308,611      7,272,250        264,312        894,148         25,989
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.53   $       1.14   $       1.14   $       0.78
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UDEI2          WDEI7          PDEI1          UDEI4          WDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    140,811   $    608,404   $    509,076   $    233,081   $    230,497
                                                           ------------------------------------------------------------------------
    at market value                                        $    146,257   $    501,323   $    432,514   $    241,196   $    199,769
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    202             --             --            900          7,108
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    146,459        501,323        432,514        242,096        206,877
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103            461            417            235            192
    Administrative charge                                            16             66             57             29             23
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   119            527            474            264            215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       146,340        500,796        432,040        241,832        206,662
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
===================================================================================================================================
Accumulation units outstanding                                  186,834        573,265        536,180        309,286        237,913
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.87   $       0.81   $       0.78   $       0.87
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WDEI4          WDEI3          SDEI1          WDEI2          UESL1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    646,257   $    380,452   $    247,938   $     36,373   $        279
                                                           ------------------------------------------------------------------------
    at market value                                        $    527,883   $    319,687   $    211,731   $     30,953   $        287
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    527,883        319,687        211,731         30,953            287
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  598            377            269             41             --
    Administrative charge                                            69             42             28              4             --
    Contract terminations                                            --            591         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   667          1,010         57,912             45             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       527,216        318,677        153,819         30,908            287
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    527,216   $    318,677   $    153,819   $     30,908   $        287
===================================================================================================================================
Accumulation units outstanding                                  607,736        367,895        178,949         35,832            281
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       0.86   $       0.86   $       1.02
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESL2          UESL3          UESL4          WESL5          WESL3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,773   $         --   $         --   $         --   $     10,002
                                                           ------------------------------------------------------------------------
    at market value                                        $      8,926   $         --   $         --   $         --   $     11,023
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,926             --             --             --         11,023
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7             --             --             --             13
    Administrative charge                                             1             --             --             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8             --             --             --             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,918             --             --             --         11,008
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,918   $         --   $         --   $         --   $     11,008
===================================================================================================================================
Accumulation units outstanding                                    8,761             --             --             --         10,829
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $         --   $         --   $         --   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESL8          UNDM1          UNDM2          WNDM7          PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $     61,129   $    443,015   $  1,425,759   $  3,852,324
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $     55,895   $    411,517   $    940,917   $  2,723,744
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          1,079             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         55,895        412,596        940,917      2,723,744
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             39            316            866          2,570
    Administrative charge                                            --              7             50            124            351
    Contract terminations                                            --             --             --             --         25,003
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             46            366            990         27,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         55,849        412,230        939,927      2,665,088
Net assets applicable to contracts in payment period                 --             --             --             --         30,732
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $     55,849   $    412,230   $    939,927   $  2,695,820
===================================================================================================================================
Accumulation units outstanding                                       --         95,358        704,303      1,714,269      4,062,591
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.59   $       0.59   $       0.55   $       0.66
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDM4           EGD           WNDM4          WNDM3          SNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    435,863   $  5,769,444   $  1,467,364   $  2,290,598   $  1,654,069
                                                           ------------------------------------------------------------------------
    at market value                                        $    390,974   $  3,838,918   $  1,044,440   $  1,470,588   $  1,192,371
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,614         10,329             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    396,588      3,849,247      1,044,440      1,470,588      1,192,371
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  367          4,192          1,184          1,745          1,635
    Administrative charge                                            46            503            137            194            169
    Contract terminations                                            --             --             --            583            140
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   413          4,695          1,321          2,522          1,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       396,175      3,844,552      1,043,119      1,468,066      1,190,427
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
===================================================================================================================================
Accumulation units outstanding                                  682,651      3,938,306      1,915,904      2,700,114      2,096,659
===================================================================================================================================
Net asset value per accumulation unit                      $       0.58   $       0.98   $       0.54   $       0.54   $       0.57
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WNDM2          USVA1          USVA2          WSVA7          WSVA6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    321,230   $     16,054   $     51,036   $     17,169   $     23,484
                                                           ------------------------------------------------------------------------
    at market value                                        $    197,030   $     16,186   $     52,504   $     17,747   $     21,811
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             40             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    197,030         16,186         52,544         17,747         21,811
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  259             12             41             17             21
    Administrative charge                                            26              2              6              2              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   285             14             47             19             24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       196,745         16,172         52,497         17,728         21,787
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
===================================================================================================================================
Accumulation units outstanding                                  363,376         20,501         66,572         22,399         27,547
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.79   $       0.79   $       0.79   $       0.79
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USVA4          WSVA5          WSVA4          WSVA3          WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     33,576   $     25,273   $     30,874   $     18,254   $      3,096
                                                           ------------------------------------------------------------------------
    at market value                                        $     34,764   $     24,365   $     27,878   $     17,604   $      3,069
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    533          2,987             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     35,297         27,352         27,878         17,604          3,069
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   31             25             30             20              5
    Administrative charge                                             4              3              3              2             --
    Contract terminations                                            --             --             --            197             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    35             28             33            219              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        35,262         27,324         27,845         17,385          3,064
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
===================================================================================================================================
Accumulation units outstanding                                   44,777         34,584         35,256         22,027          3,201
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       0.79   $       0.79   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSVA2          UFIF1          UFIF2          WFDI7          UFIF3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    745,740   $  6,066,389   $  1,666,286   $  1,976,871
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    750,137   $  6,153,596   $  1,694,858   $  2,011,612
Dividends receivable                                                 --          1,821         15,628          4,196          4,925
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            218
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        751,958      6,169,224      1,699,054      2,016,755
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            552          5,295          1,576          1,935
    Administrative charge                                            --             98            836            225            264
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            650          6,131          1,801          2,199
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        751,308      6,163,093      1,697,253      2,014,556
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    751,308   $  6,163,093   $  1,697,253   $  2,014,556
===================================================================================================================================
Accumulation units outstanding                                       --        644,887      5,335,768      1,449,697      1,729,338
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       1.17   $       1.16   $       1.17   $       1.16
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFIF4          WFDI5          WFDI4          WFDI3          SFDI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,249,561   $    284,135   $  2,883,595   $  2,669,094   $    522,421
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,322,065   $    287,795   $  2,938,708   $  2,721,604   $    526,870
Dividends receivable                                             14,076            785          7,189          6,663          1,415
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,365             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,339,506        288,580      2,945,897      2,728,267        528,285
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                6,046            351          3,335          3,210            728
    Administrative charge                                           756             42            385            357             75
    Contract terminations                                            --            961             --             --         68,310
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,802          1,354          3,720          3,567         69,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,332,704        287,226      2,942,177      2,724,700        459,172
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,332,704   $    287,226   $  2,942,177   $  2,724,700   $    459,172
===================================================================================================================================
Accumulation units outstanding                                5,451,045        248,245      2,554,917      2,375,336        396,901
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.16   $       1.15   $       1.15   $       1.16
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WFDI2          UABA1          UABA2          UABA3          UABA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,294,494   $     85,887   $    544,540   $     69,193   $    396,598
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,321,732   $     85,567   $    539,159   $     67,915   $    391,134
Dividends receivable                                              3,261             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            193             --          6,079
Receivable from mutual funds and portfolios
  for share redemptions                                              --             70            458             66            344
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,324,993         85,637        539,810         67,981        397,557
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,746             59            396             58            306
    Administrative charge                                           175             11             62              8             38
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            193             --          6,079
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,921             70            651             66          6,423
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,323,072         85,567        539,159         67,915        391,134
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,323,072   $     85,567   $    539,159   $     67,915   $    391,134
===================================================================================================================================
Accumulation units outstanding                                1,155,299        112,917        711,278         89,669        516,794
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       0.76   $       0.76   $       0.76   $       0.76
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WABA5          WABA3          WABA8          UAAC1          UAAC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,166   $     37,921   $         17   $          6   $     24,433
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,215   $     38,407   $         17   $          6   $     24,776
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              11            642             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,226         39,049             17              6         24,800
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             52             --             --             21
    Administrative charge                                             1              6             --             --              3
    Contract terminations                                            --            584             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11            642             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,215         38,407             17              6         24,776
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,215   $     38,407   $         17   $          6   $     24,776
===================================================================================================================================
Accumulation units outstanding                                   10,737         40,378             18              6         25,644
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.95   $       0.97   $       0.97
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UAAC3          UAAC4          WAAC5          WAAC3          WAAC8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $     18,342   $         --   $      1,082   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $     18,495   $         --   $      1,049   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             22             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         18,517             --          1,050             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             20             --              1             --
    Administrative charge                                            --              2             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             22             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         18,495             --          1,049             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $     18,495   $         --   $      1,049   $         --
===================================================================================================================================
Accumulation units outstanding                                       --         19,158             --          1,329             --
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.97   $         --   $       0.79   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAAD1          UAAD2          UAAD3          UAAD4          WAAD5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     23,343   $         --   $     21,203   $     13,258   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $     22,768   $         --   $     21,262   $     13,154   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              19             --              3              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     22,787             --         21,265         13,157             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   16             --              3              3             --
    Administrative charge                                             3             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    19             --              3              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        22,768             --         21,262         13,154             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     22,768   $         --   $     21,262   $     13,154   $         --
===================================================================================================================================
Accumulation units outstanding                                   30,326             --         28,363         17,558             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $         --   $       0.75   $       0.75   $         --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WAAD3          WAAD8          UGIP1          UGIP2          UGIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $         --   $  1,191,927   $  7,603,352   $  3,645,994
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $         --   $    996,251   $  6,104,915   $  2,880,686
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            105          2,566             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            865          5,856          3,239
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --             --        997,221      6,113,337      2,883,925
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --            735          5,057          2,850
    Administrative charge                                            --             --            130            799            389
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            105          2,566             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            970          8,422          3,239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --        996,251      6,104,915      2,876,367
Net assets applicable to contracts in payment period                 --             --             --             --          4,319
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $         --   $    996,251   $  6,104,915   $  2,880,686
===================================================================================================================================
Accumulation units outstanding                                       --             --      1,341,385      8,240,945      3,897,922
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $         --   $       0.74   $       0.74   $       0.74
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGIP4          WGIP5          WGIP3          WGIP8          UPRG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,110,368   $      2,083   $      1,333   $      1,107   $    620,949
                                                           ------------------------------------------------------------------------
    at market value                                        $  8,027,175   $      2,120   $      1,302   $      1,076   $    449,521
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 13,625             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           9,424              3              1              2            395
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,050,224          2,123          1,303          1,078        449,916
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                8,377              3              1              2            336
    Administrative charge                                         1,047             --             --             --             59
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      13,625             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                23,049              3              1              2            395
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,027,175          2,120          1,302          1,076        449,521
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,027,175   $      2,120   $      1,302   $      1,076   $    449,521
===================================================================================================================================
Accumulation units outstanding                               10,906,192          2,223          1,366          1,129      1,002,649
===================================================================================================================================
Net asset value per accumulation unit                      $       0.74   $       0.95   $       0.95   $       0.95   $       0.45
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UPRG2          UPRG3          UPRG4           EPP           SPGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,941,075   $  1,378,049   $  5,027,796   $  2,107,797   $    858,886
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $    513,943
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             13             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,904          1,032          5,821          5,097            681
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,995,498        910,515      3,428,669      1,242,759        514,624
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,644            908          3,599          1,402            613
    Administrative charge                                           260            124            450            168             68
    Contract terminations                                            --             --          1,772          3,527             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             13             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,904          1,045          5,821          5,097            681
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,993,594        909,470      3,422,848      1,237,662        513,943
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $    513,943
===================================================================================================================================
Accumulation units outstanding                                4,458,868      2,042,048      7,705,539      2,311,533      1,161,672
===================================================================================================================================
Net asset value per accumulation unit                      $       0.45   $       0.45   $       0.44   $       0.54   $       0.44
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,888,559   $    202,926   $    813,936   $    411,542   $  1,340,754
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,207,451   $    109,721   $    450,190   $    200,643   $    708,564
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          37,233            193            437            235          1,104
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,244,684        109,914        450,627        200,878        709,668
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,963             83            377            207            759
    Administrative charge                                           306             15             60             28             95
    Contract terminations                                        33,964             95             --             --            250
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                37,233            193            437            235          1,104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,207,451        109,721        450,190        200,643        708,564
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,207,451   $    109,721   $    450,190   $    200,643   $    708,564
===================================================================================================================================
Accumulation units outstanding                                4,630,805        371,846      1,529,719        684,451      2,423,326
===================================================================================================================================
Net asset value per accumulation unit                      $       0.48   $       0.30   $       0.29   $       0.29   $       0.29
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  ETC           STEC2          STEC1          UEBC1          UEBC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,821,739   $    895,506   $  2,104,736   $     12,082   $    163,996
                                                           ------------------------------------------------------------------------
    at market value                                        $    631,758   $    539,509   $  1,068,958   $     11,699   $    162,400
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            202
Receivable from mutual funds and portfolios
  for share redemptions                                             786            900          1,874              9            139
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    632,544        540,409      1,070,832         11,708        162,741
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  702            810          1,698              8            120
    Administrative charge                                            84             90            176              1             19
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            202
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   786            900          1,874              9            341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       631,758        539,509      1,068,958         11,699        162,400
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    631,758   $    539,509   $  1,068,958   $     11,699   $    162,400
===================================================================================================================================
Accumulation units outstanding                                1,387,024      1,975,781      3,655,170         12,220        169,677
===================================================================================================================================
Net asset value per accumulation unit                      $       0.46   $       0.27   $       0.29   $       0.96   $       0.96
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEBC3          UEBC4          WEBC5          WEBC3          WEBC8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,668   $    104,612   $      9,295   $     13,344   $      3,433
                                                           ------------------------------------------------------------------------
    at market value                                        $     19,340   $    102,993   $      9,104   $     13,181   $      3,298
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            900             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              20            103              9            601              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,360        103,996          9,113         13,782          3,303
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   17             92              8             14              5
    Administrative charge                                             3             11              1              1             --
    Contract terminations                                            --             --             --            586             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            900             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    20          1,003              9            601              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,340        102,993          9,104         13,181          3,298
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,340   $    102,993   $      9,104   $     13,181   $      3,298
===================================================================================================================================
Accumulation units outstanding                                   20,216        107,732          9,524         13,795          3,454
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       0.96   $       0.95
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UECG1          UECG2          UECG3          UECG4          WECG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     36,121   $    278,709   $     37,232   $    204,485   $     12,765
                                                           ------------------------------------------------------------------------
    at market value                                        $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,036            242             --          5,550             --
Receivable from mutual funds and portfolios
  for share redemptions                                              23            246             36            207             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     44,660        285,765         37,648        212,093         12,794
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20            212             32            184             12
    Administrative charge                                             3             34              4             23              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       8,036            242             --          5,550             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,059            488             36          5,757             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        36,601        285,277         37,612        206,336         12,780
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
===================================================================================================================================
Accumulation units outstanding                                   38,322        298,810         39,420        216,367         13,403
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.95   $       0.95   $       0.95   $       0.95
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WECG3          WECG8          UECB1          UECB2          UECB3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     26,291   $      3,289   $    250,926   $    926,367   $    312,574
                                                           ------------------------------------------------------------------------
    at market value                                        $     26,376   $      3,272   $    250,512   $    926,766   $    312,785
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         22,809          9,328             84
Receivable from mutual funds and portfolios
  for share redemptions                                             740              5            192            821            210
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     27,116          3,277        273,513        936,915        313,079
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   36              5            163            709            185
    Administrative charge                                             4             --             29            112             25
    Contract terminations                                           700             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         22,809          9,328             84
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   740              5         23,001         10,149            294
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        26,376          3,272        250,512        926,766        312,785
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     26,376   $      3,272   $    250,512   $    926,766   $    312,785
===================================================================================================================================
Accumulation units outstanding                                   27,689          3,435        241,012        892,000        301,184
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       1.04   $       1.04   $       1.04
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UECB4          WECB5          WECB3          WECB8          UEEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    784,383   $    110,216   $     95,444   $         15   $     34,486
                                                           ------------------------------------------------------------------------
    at market value                                        $    785,018   $    109,715   $     95,644   $         15   $     33,088
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,641             --             --             --             24
Receivable from mutual funds and portfolios
  for share redemptions                                             885            127            480             --             26
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    790,544        109,842         96,124             15         33,138
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  787            113             68             --             22
    Administrative charge                                            98             14              8             --              4
    Contract terminations                                            --             --            404             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,641             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,526            127            480             --             26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       785,018        109,715         95,644             15         33,112
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    785,018   $    109,715   $     95,644   $         15   $     33,112
===================================================================================================================================
Accumulation units outstanding                                  756,364        105,734         92,212             15         34,293
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.04   $       1.04   $       0.97
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEEI2          UEEI3          UEEI4          WEEI5          WEEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    374,325   $     28,717   $    172,003   $      9,341   $     15,985
                                                           ------------------------------------------------------------------------
    at market value                                        $    374,717   $     28,239   $    167,353   $      9,156   $     15,823
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  7,503             --          3,401             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             327             24            177             11            604
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    382,547         28,263        170,931          9,167         16,427
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  282             21            157              9             17
    Administrative charge                                            45              3             20              1              2
    Contract terminations                                            --             --             --              1            585
Payable to mutual funds and portfolios
  for investments purchased                                       7,503             --          3,401             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,830             24          3,578             11            604
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       374,717         28,239        167,353          9,156         15,823
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    374,717   $     28,239   $    167,353   $      9,156   $     15,823
===================================================================================================================================
Accumulation units outstanding                                  388,239         29,269        173,562          9,497         16,444
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.96   $       0.96   $       0.96   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEEI8          UEFF1          UEFF2          UEFF3          UEFF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     20,264   $      9,870   $    131,080   $      7,886   $     26,596
                                                           ------------------------------------------------------------------------
    at market value                                        $     19,768   $      9,645   $    131,768   $      7,823   $     25,713
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             42             --
Receivable from mutual funds and portfolios
  for share redemptions                                              11              8            126              9             31
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,779          9,653        131,894          7,874         25,744
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10              7            109              8             28
    Administrative charge                                             1              1             17              1              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             42             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11              8            126             51             31
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,768          9,645        131,768          7,823         25,713
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,768   $      9,645   $    131,768   $      7,823   $     25,713
===================================================================================================================================
Accumulation units outstanding                                   20,525          9,636        131,706          7,825         25,728
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       1.00   $       1.00   $       1.00   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEFF5          WEFF3          WEFF8          UEFD1          UEFD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         33   $         --   $         --   $         --   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $         33   $         --   $         --   $         --   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         33             --             --             --             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            33             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         33   $         --   $         --   $         --   $         --
===================================================================================================================================
Accumulation units outstanding                                       33             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $         --   $         --   $         --   $         --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEFD3          UEFD4          WEFD5          WEFD3          WEFD8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $         --   $         --   $         --   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $         --   $         --   $         --   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --             --             --             --             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $         --   $         --   $         --   $         --
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $         --   $         --   $         --   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGO1          UEGO2          UEGO3          UEGO4          WEGO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     11,689   $    180,086   $     22,111   $    116,212   $      9,629
                                                           ------------------------------------------------------------------------
    at market value                                        $     11,366   $    176,883   $     21,469   $    113,684   $      9,356
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            242             --          1,050             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9            148             23            113             10
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     11,375        177,273         21,492        114,847          9,366
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8            128             20            100              9
    Administrative charge                                             1             20              3             13              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            242             --          1,050             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9            390             23          1,163             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        11,366        176,883         21,469        113,684          9,356
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     11,366   $    176,883   $     21,469   $    113,684   $      9,356
===================================================================================================================================
Accumulation units outstanding                                   12,337        192,063         23,324        123,587         10,171
===================================================================================================================================
Net asset value per accumulation unit                      $       0.92   $       0.92   $       0.92   $       0.92   $       0.92
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEGO3          WEGO8          UEGW1          UEGW2          UEGW3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,528   $         18   $      2,794   $     34,291   $        503
                                                           ------------------------------------------------------------------------
    at market value                                        $     12,320   $         17   $      2,798   $     34,005   $        495
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             42
Receivable from mutual funds and portfolios
  for share redemptions                                             708             --              2             31              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,028             17          2,800         34,036            538
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12             --              2             27              1
    Administrative charge                                             1             --             --              4             --
    Contract terminations                                           695             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             42
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   708             --              2             31             43
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        12,320             17          2,798         34,005            495
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     12,320   $         17   $      2,798   $     34,005   $        495
===================================================================================================================================
Accumulation units outstanding                                   13,409             18          2,913         35,424            516
===================================================================================================================================
Net asset value per accumulation unit                      $       0.92   $       0.92   $       0.96   $       0.96   $       0.96
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGW4          WEGW5          WEGW3          WEGW8          UEGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,579   $         --   $         --   $     20,230   $      7,545
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,599   $         --   $         --   $     19,865   $      7,509
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise
  Life for contract purchase payments                                --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               2             --             --             11              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,601             --             --         19,876          7,515
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2             --             --             10              5
    Administrative charge                                            --             --             --              1              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             --             --             11              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,599             --             --         19,865          7,509
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,599   $         --   $         --   $     19,865   $      7,509
===================================================================================================================================
Accumulation units outstanding                                    1,666             --             --         20,729          7,609
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $         --   $         --   $       0.96   $       0.99
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGR2          UEGR3          UEGR4          WEGR5          WEGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    171,103   $     25,223   $     45,050   $      3,482   $      5,489
                                                           ------------------------------------------------------------------------
    at market value                                        $    170,512   $     25,404   $     45,884   $      3,524   $      5,485
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         15,000            450             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             165             11             46              4            299
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    170,677         40,415         46,380          3,528          5,784
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  130             10             41              4              5
    Administrative charge                                            20              1              5             --              1
    Contract terminations                                            15             --             --             --            293
Payable to mutual funds and portfolios
  for investments purchased                                          --         15,000            450             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   165         15,011            496              4            299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       170,512         25,404         45,884          3,524          5,485
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    170,512   $     25,404   $     45,884   $      3,524   $      5,485
===================================================================================================================================
Accumulation units outstanding                                  172,880         25,767         46,547          3,576          5,583
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       0.99   $       0.99   $       0.99   $       0.98
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEGR8          UEHI1          UEHI2          UEHI3          UEHI4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $          7   $     97,879   $    210,603   $    138,301   $    346,431
                                                           ------------------------------------------------------------------------
    at market value                                        $          8   $     98,419   $    209,354   $    137,616   $    347,494
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          1,347
Receivable from mutual funds and portfolios
  for share redemptions                                              --             85            183             93            400
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          8         98,504        209,537        137,709        349,241
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             72            158             82            356
    Administrative charge                                            --             13             25             11             44
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          1,347
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             85            183             93          1,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             7         98,419        209,354        137,616        347,494
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $          7   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
Accumulation units outstanding                                        7         94,887        201,924        132,819        335,515
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       1.04   $       1.04   $       1.04   $       1.04
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEHI5          WEHI3          WEHI8          UEIG1          UEIG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    105,881   $     19,648   $         --   $     29,092   $    200,415
                                                           ------------------------------------------------------------------------
    at market value                                        $    106,684   $     19,566   $         --   $     28,469   $    198,036
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --              6             --             --            202
Receivable from mutual funds and portfolios
  for share redemptions                                             122             22             --             24            170
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    106,806         19,594             --         28,493        198,408
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  109             20             --             20            147
    Administrative charge                                            13              2             --              4             23
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            202
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   122             22             --             24            372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       106,684         19,572             --         28,469        198,036
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    106,684   $     19,572   $         --   $     28,469   $    198,036
===================================================================================================================================
Accumulation units outstanding                                  103,029         18,910             --         30,551        212,595
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $         --   $       0.93   $       0.93
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEIG3          UEIG4          WEIG5          WEIG3          WEIG8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,636   $    137,299   $     11,002   $     13,254   $         16
                                                           ------------------------------------------------------------------------
    at market value                                        $     36,990   $    134,955   $     10,840   $     13,187   $         15
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          4,050             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              37            135             12            725             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     37,027        139,140         10,852         13,912             15
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            120             11             21             --
    Administrative charge                                             4             15              1              2             --
    Contract terminations                                            --             --             --            702             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          4,050             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    37          4,185             12            725             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        36,990        134,955         10,840         13,187             15
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     36,990   $    134,955   $     10,840   $     13,187   $         15
===================================================================================================================================
Accumulation units outstanding                                   39,733        145,047         11,651         14,132             16
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.93   $       0.93   $       0.93   $       0.93
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEMA1          UEMA2          UEMA3          UEMA4          WEMA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      6,956   $     60,894   $     10,206   $     81,213   $      3,456
                                                           ------------------------------------------------------------------------
    at market value                                        $      6,814   $     61,202   $     10,195   $     79,415   $      3,421
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             81             --            450             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6             53             11             85              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,820         61,336         10,206         79,950          3,425
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             46             10             76              4
    Administrative charge                                             1              7              1              9             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             81             --            450             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6            134             11            535              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,814         61,202         10,195         79,415          3,421
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,814   $     61,202   $     10,195   $     79,415   $      3,421
===================================================================================================================================
Accumulation units outstanding                                    7,144         64,174         10,696         83,373          3,592
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.95   $       0.95   $       0.95
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEMA3          WEMA8          UEOE1          UEOE2          UEOE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,455   $          7   $     83,427   $    344,930   $     41,702
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,405   $          7   $     83,121   $    338,454   $     40,784
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          4,018          7,544             --
Receivable from mutual funds and portfolios
  for share redemptions                                             300             --             68            290             42
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,705              7         87,207        346,288         40,826
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    6             --             58            250             37
    Administrative charge                                             1             --             10             40              5
    Contract terminations                                           293             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          4,018          7,544             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   300             --          4,086          7,834             42
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,405              7         83,121        338,454         40,784
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,405   $          7   $     83,121   $    338,454   $     40,784
===================================================================================================================================
Accumulation units outstanding                                    5,673              8         86,185        351,068         42,317
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.96   $       0.96   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEOE4          WEOE5          WEOE3          WEOE8          UESE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    277,852   $     13,386   $     43,021   $      2,851   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $    265,804   $     12,975   $     42,217   $      2,654   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,550             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             287             16            738              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    271,641         12,991         42,955          2,658             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  255             13             55              4             --
    Administrative charge                                            32              2              6             --             --
    Contract terminations                                            --              1            677             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       5,550             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,837             16            738              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       265,804         12,975         42,217          2,654             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    265,804   $     12,975   $     42,217   $      2,654   $         --
===================================================================================================================================
Accumulation units outstanding                                  275,988         13,474         43,847          2,759             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       0.96   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESE2          UESE3          UESE4          WESE5          WESE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,921   $         --   $     12,659   $         --   $      9,973
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,954   $         --   $     12,419   $         --   $      9,975
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3             --              3             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,957             --         12,422             --          9,988
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    3             --              3             --             12
    Administrative charge                                            --             --             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3             --              3             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,954             --         12,419             --          9,975
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,954   $         --   $     12,419   $         --   $      9,975
===================================================================================================================================
Accumulation units outstanding                                    3,078             --         12,952             --         10,408
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $         --   $       0.96   $         --   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESE8          UESM1          UESM2          UESM3          UESM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $     71,092   $    459,175   $    150,413   $    379,930
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $     71,471   $    459,671   $    150,109   $    377,928
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         15,876          7,382         35,000          4,984
Receivable from mutual funds and portfolios
  for share redemptions                                              --             47            394            108            398
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         87,394        467,447        185,217        383,310
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             40            340             95            354
    Administrative charge                                            --              7             54             13             44
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         15,876          7,382         35,000          4,984
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --         15,923          7,776         35,108          5,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         71,471        459,671        150,109        377,928
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $     71,471   $    459,671   $    150,109   $    377,928
===================================================================================================================================
Accumulation units outstanding                                       --         74,849        481,601        157,364        396,379
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.95   $       0.95   $       0.95   $       0.95
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESM5          WESM3          WESM8          UEST1          UEST2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      6,405   $     21,243   $      2,324   $         --   $    150,401
                                                           ------------------------------------------------------------------------
    at market value                                        $      6,381   $     21,005   $      2,299   $         --   $    148,662
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               7            232              3             --            127
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,388         21,237          2,302             --        148,789
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    6             31              3             --            110
    Administrative charge                                             1              4             --             --             17
    Contract terminations                                            --            197             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7            232              3             --            127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,381         21,005          2,299             --        148,662
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,381   $     21,005   $      2,299   $         --   $    148,662
===================================================================================================================================
Accumulation units outstanding                                    6,692         22,008          2,413             --        137,171
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.95   $         --   $       1.08
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEST3          UEST4          WEST5          WEST3          WEST8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,660   $    353,013   $      4,202   $      6,828   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $     79,772   $    352,160   $      4,175   $      6,830   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              37            129              5              8             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     79,809        352,289          4,180          6,838             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            115              4              7             --
    Administrative charge                                             4             14              1              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    37            129              5              8             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        79,772        352,160          4,175          6,830             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     79,772   $    352,160   $      4,175   $      6,830   $         --
===================================================================================================================================
Accumulation units outstanding                                   73,652        325,283          3,857          6,313             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       1.08   $       1.08   $       1.08   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFCO1          UFCO2          UFCO3          UFCO4          WFCO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    183,614   $    643,517   $     99,953   $    342,611   $      8,071
                                                           ------------------------------------------------------------------------
    at market value                                        $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            201             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             148            510             87            244              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    180,665        639,656         99,562        340,745          8,119
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  126            440             77            217              5
    Administrative charge                                            22             70             10             27              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            201             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   148            711             87            244              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       180,517        638,945         99,475        340,501          8,113
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
===================================================================================================================================
Accumulation units outstanding                                  208,942        740,136        115,323        394,991          8,370
===================================================================================================================================
Net asset value per accumulation unit                      $       0.86   $       0.86   $       0.86   $       0.86   $       0.97
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WFCO3          WFCO8          UFGR1          UFGR2          UFGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        806   $         --   $     14,246   $     83,293   $     24,001
                                                           ------------------------------------------------------------------------
    at market value                                        $        806   $         --   $     13,379   $     80,439   $     23,215
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             11             72             17
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        806             --         13,390         80,511         23,232
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --              9             62             15
    Administrative charge                                            --             --              2             10              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             11             72             17
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           806             --         13,379         80,439         23,215
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        806   $         --   $     13,379   $     80,439   $     23,215
===================================================================================================================================
Accumulation units outstanding                                      832             --         17,905        107,718         31,116
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $         --   $       0.75   $       0.75   $       0.75
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFGR4          WFGR5          WFGR3          WFGR8          UFMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     88,681   $     10,127   $     31,101   $         --   $     79,314
                                                           ------------------------------------------------------------------------
    at market value                                        $     80,409   $      9,926   $     29,511   $         --   $     79,594
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              95              8             39             --             67
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     80,504          9,934         29,550             --         79,661
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   84              7             35             --             57
    Administrative charge                                            11              1              4             --             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    95              8             39             --             67
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        80,409          9,926         29,511             --         79,594
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     80,409   $      9,926   $     29,511   $         --   $     79,594
===================================================================================================================================
Accumulation units outstanding                                  107,846         13,654         40,626             --         93,784
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $       0.73   $       0.73   $         --   $       0.85
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFMC2          WMDC7          WMDC6          UFMC4          WMDC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    652,752   $  1,022,482   $  1,488,607   $    426,815   $    252,211
                                                           ------------------------------------------------------------------------
    at market value                                        $    655,457   $    951,045   $  1,366,295   $    425,620   $    236,032
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    920             --             --          2,219          2,987
Receivable from mutual funds and portfolios
  for share redemptions                                             512          2,728          1,487            426            279
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    656,889        953,773      1,367,782        428,265        239,298
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  442            878          1,300            379            249
    Administrative charge                                            70            125            177             47             30
    Contract terminations                                            --             --             10             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         920          1,725             --          2,219          2,987
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,432          2,728          1,487          2,645          3,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       655,457        951,045      1,366,295        425,620        236,032
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    655,457   $    951,045   $  1,366,295   $    425,620   $    236,032
===================================================================================================================================
Accumulation units outstanding                                  772,633      1,005,299      1,445,477        502,532        250,328
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       0.95   $       0.95   $       0.85   $       0.94
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WMDC4          WMDC3          WMDC8          WMDC2          UVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    730,429   $    561,020   $     24,414   $     43,607   $     19,005
                                                           ------------------------------------------------------------------------
    at market value                                        $    680,739   $    526,005   $     24,437   $     39,601   $     19,206
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    803             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             835            891             17             58             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    682,377        526,896         24,454         39,659         19,220
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  749            624             15             53             12
    Administrative charge                                            86             69              2              5              2
    Contract terminations                                            --            198             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         803             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,638            891             17             58             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       680,739        526,005         24,437         39,601         19,206
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    680,739   $    526,005   $     24,437   $     39,601   $     19,206
===================================================================================================================================
Accumulation units outstanding                                  722,653        558,897         27,389         42,182         24,016
===================================================================================================================================
Net asset value per accumulation unit                      $       0.94   $       0.94   $       0.89   $       0.94   $       0.80
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVAS2          WVAS7          PVAS1          UVAS4          WVAS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     99,773   $     47,014   $     62,639   $     48,436   $     51,280
                                                           ------------------------------------------------------------------------
    at market value                                        $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    862             --             --             26             --
Receivable from mutual funds and portfolios
  for share redemptions                                              93             47             64             47             57
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    102,783         47,037         60,679         48,966         48,516
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   80             41             56             42             51
    Administrative charge                                            13              6              8              5              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         862             --             --             26             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   955             47             64             73             57
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       101,828         46,990         60,615         48,893         48,459
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
===================================================================================================================================
Accumulation units outstanding                                  127,416         59,124         46,786         61,299         55,181
===================================================================================================================================
Net asset value per accumulation unit                      $       0.80   $       0.79   $       1.30   $       0.80   $       0.88
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WVAS4          WVAS3          WVAS8          WVAS2          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     81,380   $     52,118   $         --   $      3,202   $    806,491
                                                           ------------------------------------------------------------------------
    at market value                                        $     75,838   $     53,460   $         --   $      3,233   $    762,284
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              96             65             --              4            657
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     75,934         53,525             --          3,237        766,959
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   86             59             --              4            558
    Administrative charge                                            10              6             --             --             99
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          4,018
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    96             65             --              4          4,675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        75,838         53,460             --          3,233        762,284
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     75,838   $     53,460   $         --   $      3,233   $    762,284
===================================================================================================================================
Accumulation units outstanding                                   95,676         60,931             --          4,082        752,851
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.88   $         --   $       0.79   $       1.01
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMSS2          WMSS7          PMSS1          UMSS4           EMU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,387,251   $  1,078,000   $  2,798,906   $  7,050,675   $  1,160,955
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                116,523             --             --         12,494            226
Receivable from mutual funds and portfolios
  for share redemptions                                           5,300            991         27,717          7,210          1,235
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,858,470        950,684      2,574,687      6,367,095      1,038,023
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,577            867          2,413          6,409          1,103
    Administrative charge                                           723            124            329            801            132
    Contract terminations                                            --             --         24,975             --             --
Payable to mutual funds and portfolios
  for investments purchased                                     116,523             --             --         12,494            226
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               121,823            991         27,717         19,704          1,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,736,647        949,693      2,546,970      6,347,391      1,036,562
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
===================================================================================================================================
Accumulation units outstanding                                5,680,829        875,330      2,393,082      6,326,579        966,393
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.08   $       1.06   $       1.00   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WMSS4          WMSS3          SMSS1          WMSS2          UINT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,352,012   $  1,220,257   $    861,709   $    136,474   $    428,694
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    800             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,481          1,622         58,832            178            305
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,191,593      1,085,179        809,652        125,256        350,386
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,328          1,280          1,098            162            259
    Administrative charge                                           153            142            114             16             46
    Contract terminations                                            --            200         57,620             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         800             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,281          1,622         58,832            178            305
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,189,312      1,083,557        750,820        125,078        350,081
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
===================================================================================================================================
Accumulation units outstanding                                1,164,940      1,062,839        690,469        123,227        512,796
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.02   $       1.09   $       1.02   $       0.68
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UINT2          UINT3          UINT4          WINT5          WINT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,713,285   $    744,917   $  2,090,419   $    270,685   $     63,969
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,396             13             --             --         60,549
Receivable from mutual funds and portfolios
  for share redemptions                                           1,326            635          1,869            336             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,407,500        588,290      1,607,176        240,604        124,559
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,145            559          1,661            300             --
    Administrative charge                                           181             76            208             36             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,396             13             --             --         60,549
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,722            648          1,869            336         60,549
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,401,778        587,642      1,605,307        240,268         64,010
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
===================================================================================================================================
Accumulation units outstanding                                2,058,559        866,374      2,372,839        286,481         76,479
===================================================================================================================================
Net asset value per accumulation unit                      $       0.68   $       0.68   $       0.68   $       0.84   $       0.84
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WINT8          UNDS1          UNDS2          PSND1          UNDS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    327,228   $    141,175   $    473,229   $    345,419   $    699,458
                                                           ------------------------------------------------------------------------
    at market value                                        $    276,091   $    105,616   $    362,738   $    260,364   $    526,961
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            156             --             53
Receivable from mutual funds and portfolios
  for share redemptions                                             454             93            346            278            622
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    276,545        105,709        363,240        260,642        527,636
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  411             79            299            245            553
    Administrative charge                                            43             14             47             33             69
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            156             --             53
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   454             93            502            278            675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       276,091        105,616        362,738        258,128        526,961
Net assets applicable to contracts in payment period                 --             --             --          2,236             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    276,091   $    105,616   $    362,738   $    260,364   $    526,961
===================================================================================================================================
Accumulation units outstanding                                  330,157        165,229        568,899        441,310        831,812
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       0.64   $       0.64   $       0.58   $       0.63
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSND5          WSND3          WSND8          UTRS1          UTRS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     16,029   $      6,833   $         --   $  1,699,250   $  8,392,661
                                                           ------------------------------------------------------------------------
    at market value                                        $     14,828   $      6,816   $         --   $  1,640,475   $  7,937,214
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             18         11,658
Receivable from mutual funds and portfolios
  for share redemptions                                              13              9             --          1,414          7,554
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     14,841          6,825             --      1,641,907      7,956,426
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12              8             --          1,202          6,524
    Administrative charge                                             1              1             --            212          1,030
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             18         11,658
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13              9             --          1,432         19,212
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        14,828          6,816             --      1,640,475      7,937,214
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     14,828   $      6,816   $         --   $  1,640,475   $  7,937,214
===================================================================================================================================
Accumulation units outstanding                                   20,207          9,296             --      1,584,665      7,686,634
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $       0.73   $         --   $       1.04   $       1.03
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PSTR1          UTRS4          WSTR5          WSTR3          WSTR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,108,424   $  9,392,629   $     10,125   $     23,689   $      5,038
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,872,591   $  8,870,346   $     10,117   $     23,709   $      5,132
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         12,681             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          29,324         10,042              7             31              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,901,915      8,893,069         10,124         23,740          5,139
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,805          8,926              6             28              6
    Administrative charge                                           519          1,116              1              3              1
    Contract terminations                                        25,000             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         12,681             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                29,324         22,723              7             31              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,872,591      8,870,346         10,117         23,709          5,132
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,872,591   $  8,870,346   $     10,117   $     23,709   $      5,132
===================================================================================================================================
Accumulation units outstanding                                3,948,613      8,646,223         10,912         25,588          5,543
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       1.03   $       0.93   $       0.93   $       0.93
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USUT1          USUT2          PSUT1          USUT4          WSUT5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        322   $     19,433   $    155,452   $      4,425   $      5,009
                                                           ------------------------------------------------------------------------
    at market value                                        $        329   $     19,798   $    119,424   $      4,640   $      4,730
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             13            130              5              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        329         19,811        119,554          4,645          4,736
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             11            114              5              5
    Administrative charge                                            --              2             16             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             13            130              5              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           329         19,798        119,424          4,640          4,730
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        329   $     19,798   $    119,424   $      4,640   $      4,730
===================================================================================================================================
Accumulation units outstanding                                      376         22,636        209,085          5,315          5,557
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       0.57   $       0.87   $       0.85
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSUT3          WSUT8          UOCA1          UOCA2          UOCA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,267   $         --   $      7,077   $    108,730   $     31,618
                                                           ------------------------------------------------------------------------
    at market value                                        $      8,419   $         --   $      6,934   $    110,666   $     30,384
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               8             --              5             92             32
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,427             --          6,939        110,758         30,416
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7             --              4             79             28
    Administrative charge                                             1             --              1             13              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8             --              5             92             32
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,419             --          6,934        110,666         30,384
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,419   $         --   $      6,934   $    110,666   $     30,384
===================================================================================================================================
Accumulation units outstanding                                    9,901             --          8,840        141,201         38,802
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $         --   $       0.78   $       0.78   $       0.78
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOCA4          WOCA5          WOCA3          WOCA8          UOGS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    125,803   $         41   $      3,924   $         --   $     19,581
                                                           ------------------------------------------------------------------------
    at market value                                        $    127,372   $         42   $      4,016   $         --   $     19,049
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             131             --              6             --             17
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    127,503             42          4,022             --         19,066
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  116             --              5             --             14
    Administrative charge                                            15             --              1             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   131             --              6             --             17
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       127,372             42          4,016             --         19,049
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    127,372   $         42   $      4,016   $         --   $     19,049
===================================================================================================================================
Accumulation units outstanding                                  162,815             43          4,157             --         24,816
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.97   $       0.97   $         --   $       0.77
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOGS2          WOGS7          WOGS6          UOGS4          WOGS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     98,656   $     13,299   $    159,736   $     45,097   $      9,460
                                                           ------------------------------------------------------------------------
    at market value                                        $     94,618   $     10,371   $    146,645   $     42,967   $      9,354
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              87             11            146             31             20
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     94,705         10,382        146,791         42,998          9,374
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   75             10            128             27             18
    Administrative charge                                            12              1             18              4              2
    Contract terminations                                            --             --             --             --             39
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    87             11            146             31             59
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        94,618         10,371        146,645         42,967          9,315
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     94,618   $     10,371   $    146,645   $     42,967   $      9,315
===================================================================================================================================
Accumulation units outstanding                                  123,313         13,410        189,702         56,098         12,062
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       0.77   $       0.77   $       0.77   $       0.77
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS4          WOGS3          WOGS8          WOGS2          UOSM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,064   $     67,595   $      8,068   $         --   $     27,767
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,935   $     60,448   $      7,954   $         --   $     26,298
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               5             79              4             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,940         60,527          7,958             --         26,321
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             71              4             --             20
    Administrative charge                                            --              8             --             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5             79              4             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,935         60,448          7,954             --         26,298
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,935   $     60,448   $      7,954   $         --   $     26,298
===================================================================================================================================
Accumulation units outstanding                                    6,392         78,329          8,597             --         33,098
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       0.77   $       0.93   $         --   $       0.79
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOSM2          UOSM3          UOSM4          WOSM5          WOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    159,624   $     53,077   $     70,607   $      3,481   $      4,453
                                                           ------------------------------------------------------------------------
    at market value                                        $    158,253   $     51,666   $     68,673   $      3,436   $      4,426
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     40             --            300             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             126             50             70              4            199
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    158,419         51,716         69,043          3,440          4,625
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  109             44             62              4              4
    Administrative charge                                            17              6              8             --              1
    Contract terminations                                            --             --             --             --            194
Payable to mutual funds and portfolios
  for investments purchased                                          40             --            300             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   166             50            370              4            199
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       158,253         51,666         68,673          3,436          4,426
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    158,253   $     51,666   $     68,673   $      3,436   $      4,426
===================================================================================================================================
Accumulation units outstanding                                  199,299         65,056         86,643          3,609          4,643
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       0.79   $       0.95   $       0.95
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOSM8          USTB1          USTB2          WSTB7          WSTB6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,103   $     38,264   $    160,415   $    109,831   $    209,366
                                                           ------------------------------------------------------------------------
    at market value                                        $     11,918   $     39,311   $    166,610   $    114,034   $    218,797
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6             31            148            119            238
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     11,924         39,342        166,758        114,153        219,035
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             26            121            104            209
    Administrative charge                                             1              5             19             15             29
    Contract terminations                                            --             --              8             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6             31            148            119            238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        11,918         39,311        166,610        114,034        218,797
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     11,918   $     39,311   $    166,610   $    114,034   $    218,797
===================================================================================================================================
Accumulation units outstanding                                   12,529         37,947        160,916        110,526        212,137
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       1.04   $       1.04   $       1.03   $       1.03
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USTB4          WSTB5          WSTB4          WSTB3          WSTB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    146,662   $     10,155   $     80,965   $     71,770   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $    152,696   $     10,383   $     85,109   $     75,581   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             178             11            109            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    152,874         10,394         85,218         75,681             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  158             10             98             90             --
    Administrative charge                                            20              1             11             10             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178             11            109            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       152,696         10,383         85,109         75,581             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    152,696   $     10,383   $     85,109   $     75,581   $         --
===================================================================================================================================
Accumulation units outstanding                                  147,708         10,076         82,631         73,402             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.03   $       1.03   $       1.03   $         --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSTB2          UGIN1          UGIN2          PGIN1          UGIN4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    351,834   $  1,927,735   $  1,484,543   $  1,775,606
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    300,804   $  1,576,097   $  1,207,744   $  1,478,390
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            540              6          6,557
Receivable from mutual funds and portfolios
  for share redemptions                                              --            259          1,496          1,310          1,742
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        301,063      1,578,133      1,209,060      1,486,689
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            220          1,292          1,153          1,548
    Administrative charge                                            --             39            204            157            194
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            540              6          6,557
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            259          2,036          1,316          8,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        300,804      1,576,097      1,207,744      1,478,390
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    300,804   $  1,576,097   $  1,207,744   $  1,478,390
===================================================================================================================================
Accumulation units outstanding                                       --        378,819      1,990,589      1,583,024      1,879,367
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.79   $       0.79   $       0.76   $       0.79
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPG           WGIN3          WGIN8          UHSC1          UHSC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,299,936   $     16,616   $         --   $         --   $     30,511
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,290,870   $     17,903   $         --   $         --   $     30,068
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     63             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,497             23             --             --             26
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,297,430         17,926             --             --         30,094
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,801             21             --             --             22
    Administrative charge                                           696              2             --             --              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          63             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,560             23             --             --             26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,290,870         17,903             --             --         30,068
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,290,870   $     17,903   $         --   $         --   $     30,068
===================================================================================================================================
Accumulation units outstanding                                5,706,345         21,971             --             --         30,828
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.81   $         --   $         --   $       0.98
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WHSC7          WHSC6          UHSC4          WHSC5          WHSC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,884   $     50,131   $      6,990   $     10,414   $     27,650
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,766   $     43,924   $      6,973   $     10,240   $     24,779
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9             47              5             15             31
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,775         43,971          6,978         10,255         24,810
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8             41              4             13             28
    Administrative charge                                             1              6              1              2              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9             47              5             15             31
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,766         43,924          6,973         10,240         24,779
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,766   $     43,924   $      6,973   $     10,240   $     24,779
===================================================================================================================================
Accumulation units outstanding                                   11,651         52,411          7,155         12,234         29,622
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       0.84   $       0.97   $       0.84   $       0.84
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WHSC3          WHSC8          WHSC2          UIGR1          UIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,077   $         --   $     28,689   $     26,898   $    345,842
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,682   $         --   $     27,685   $     26,171   $    346,700
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             71            202
Receivable from mutual funds and portfolios
  for share redemptions                                              13             --             40             22            287
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,695             --         27,725         26,264        347,189
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12             --             36             19            248
    Administrative charge                                             1             --              4              3             39
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            202
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13             --             40             22            489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,682             --         27,685         26,242        346,700
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,682   $         --   $     27,685   $     26,242   $    346,700
===================================================================================================================================
Accumulation units outstanding                                   11,575             --         33,129         32,966        435,810
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $         --   $       0.84   $       0.80   $       0.80
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WIGR7          PIGR1          UIGR4           EPL           WIGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,321,720   $  5,440,195   $    429,963   $  1,974,066   $  4,090,979
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,114,678   $  3,662,172   $    431,700   $  1,401,442   $  2,629,193
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          4,941          4,626             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,218          4,014            431          1,680          3,347
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,116,896      3,666,186        437,072      1,407,748      2,632,540
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,941          3,532            383          1,500          3,001
    Administrative charge                                           277            482             48            180            346
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          4,941          4,626             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,218          4,014          5,372          6,306          3,347
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,114,678      3,653,294        431,700      1,401,442      2,629,193
Net assets applicable to contracts in payment period                 --          8,878             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,114,678   $  3,662,172   $    431,700   $  1,401,442   $  2,629,193
===================================================================================================================================
Accumulation units outstanding                                3,982,054      4,994,086        543,545      1,855,909      5,517,256
===================================================================================================================================
Net asset value per accumulation unit                      $       0.53   $       0.73   $       0.79   $       0.76   $       0.48
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WIGR3          WIGR8          WIGR2          UVCP1          UVCP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,583,116   $      5,859   $    475,689   $      1,060   $    196,089
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,635,341   $      5,709   $    315,265   $      1,050   $    198,994
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            201
Receivable from mutual funds and portfolios
  for share redemptions                                           2,863              8            834              1            174
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,638,204          5,717        316,099          1,051        199,369
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,858              7            413              1            150
    Administrative charge                                           206              1             41             --             24
    Contract terminations                                           799             --            380             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            201
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,863              8            834              1            375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,635,341          5,709        315,265          1,050        198,994
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,635,341   $      5,709   $    315,265   $      1,050   $    198,994
===================================================================================================================================
Accumulation units outstanding                                3,436,550          6,745        665,507          1,069        202,824
===================================================================================================================================
Net asset value per accumulation unit                      $       0.48   $       0.85   $       0.47   $       0.98   $       0.98
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVCP3          UVCP4          WVCP5          WVCP3          WVCP8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    170,240   $    161,877   $         --   $      8,420   $      2,836
                                                           ------------------------------------------------------------------------
    at market value                                        $    181,945   $    166,150   $         --   $      8,632   $      2,720
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            834             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             145            147             --             11              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    182,090        167,131             --          8,643          2,724
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  128            131             --             10              4
    Administrative charge                                            17             16             --              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            834             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   145            981             --             11              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       181,945        166,150             --          8,632          2,720
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    181,945   $    166,150   $         --   $      8,632   $      2,720
===================================================================================================================================
Accumulation units outstanding                                  185,632        169,495             --          8,810          2,777
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.98   $         --   $       0.98   $       0.98
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVGI1          UVGI2          UVGI3          UVGI4          WVGI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,612   $     42,317   $      4,109   $     69,613   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,612   $     41,297   $      4,186   $     70,995   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1             40              4             82             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,613         41,337          4,190         71,077             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             35              4             73             --
    Administrative charge                                            --              5             --              9             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             40              4             82             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,612         41,297          4,186         70,995             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,612   $     41,297   $      4,186   $     70,995   $         --
===================================================================================================================================
Accumulation units outstanding                                    1,673         42,900          4,341         73,813             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       0.96   $         --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WVGI3          WVGI8          UVRE1          UVRE2          UVRE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,597   $         --   $         --   $     56,892   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,597   $         --   $         --   $     54,892   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            919             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1             --             --             48             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,598             --             --         55,859             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             --             --             41             --
    Administrative charge                                            --             --             --              7             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            919             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             --             --            967             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,597             --             --         54,892             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,597   $         --   $         --   $     54,892   $         --
===================================================================================================================================
Accumulation units outstanding                                    1,662             --             --         57,127             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $         --   $         --   $       0.96   $         --
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ----------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                UVRE4          WVRE5           WVRE3          WVRE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $      1,251   $      1,469   $          --  $         --
                                                                          ---------------------------------------------------------
    at market value                                                       $      1,222   $      1,438   $          --  $         --
Dividends receivable                                                                --             --              --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                    --             --              --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                              1              2              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     1,223          1,440              --            --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                   1              2              --            --
    Administrative charge                                                           --             --              --            --
    Contract terminations                                                           --             --              --            --
Payable to mutual funds and portfolios
  for investments purchased                                                         --             --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                    1              2              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                        1,222          1,438              --            --
Net assets applicable to contracts in payment period                                --             --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                          $      1,222   $      1,438   $          --  $         --
===================================================================================================================================
Accumulation units outstanding                                                   1,272          1,498              --            --
===================================================================================================================================
Net asset value per accumulation unit                                     $       0.96   $       0.96   $          --  $         --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                UCMG1          UCMG2          PCMG1          UCMG4           EMS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,940   $     30,893   $     25,453   $     55,540   $    132,708
Variable account expenses                                         5,994         29,377         27,306         64,911        158,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     946          1,516         (1,853)        (9,371)       (26,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         436,704      1,773,768      2,676,501      9,991,982     37,638,708
    Cost of investments sold                                    436,712      1,773,803      2,676,545      9,992,062     37,638,984
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        947   $      1,517   $     (1,852)  $     (9,371)  $    (26,054)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SCMG2          SCMG1         UBND1(1)       UBND2(1)        PBND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     55,872   $    172,853   $        767   $      2,068   $      7,847
Variable account expenses                                        74,431        240,323            145            429          1,934
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,559)       (67,470)           622          1,639          5,913
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      58,208,224     36,843,541         46,991         30,025         81,348
    Cost of investments sold                                 58,208,321     36,843,822         47,220         30,052         82,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            635          2,849            487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,558)  $    (67,468)  $      1,257   $      4,488   $      6,400
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(1)         ESI           SBND2          SBND1         UDEI1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,461   $    625,114   $     18,078   $     87,480   $         56
Variable account expenses                                           877        173,542          5,354         27,613             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,584        451,572         12,724         59,867             24
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,892      4,207,943        641,163      3,682,250          7,753
    Cost of investments sold                                     18,980      4,447,902        646,006      3,728,507          7,496
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,681          8,641           (241)       (32,095)           569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,265   $    460,213   $     12,483   $     27,772   $        593
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(1)        WDEI7          PDEI1         UDEI4(1)        WDEI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        475   $      8,036   $      6,650   $        969   $      3,097
Variable account expenses                                           255          6,237          5,314            530          2,674
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     220          1,799          1,336            439            423
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,064         77,029         99,009         15,955         78,147
    Cost of investments sold                                     12,079         78,687        105,952         17,303         94,932
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,431       (118,264)       (91,299)         6,767        (48,805)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,651   $   (116,465)  $    (89,963)  $      7,206   $    (48,382)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI4          WDEI3          SDEI1          WDEI2         UESL1(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,499   $      4,619   $      4,969   $        522   $         --
Variable account expenses                                         7,821          4,366          5,483            557              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     678            253           (514)           (35)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,539         78,437        329,616          2,626            226
    Cost of investments sold                                     60,888         98,485        367,972          2,828            220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)             6
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)             8
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (126,750)       (78,045)       (79,228)        (7,285)            14
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,072)  $    (77,792)  $    (79,742)  $     (7,320)  $         13
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESL2(2)       UESL3(2)       UESL4(2)       WESL5(2)       WESL3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            17              1              1              1             41
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)            (1)            (1)            (1)           (41)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             254            266            225            205            210
    Cost of investments sold                                        250            251            212            193            191
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4             15             13             12             19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --             --          1,021
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      157             15             13             12          1,040
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        140   $         14   $         12   $         11   $        999
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESL8(2)        UNDM1          UNDM2          WNDM7          PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        127   $      1,025   $      5,179   $     14,999
Variable account expenses                                             1            231          1,962         12,100         36,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (104)          (937)        (6,921)       (21,623)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             143          8,056         48,711        121,439        854,578
    Cost of investments sold                                        135          8,520         56,557        178,239      1,201,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8           (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                        --         (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        8         (5,475)       (40,888)      (260,505)      (799,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          7   $     (5,579)  $    (41,825)  $   (267,426)  $   (821,509)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4           EGD           WNDM4          WNDM3          SNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055   $     23,185   $      6,055   $      9,393   $      9,158
Variable account expenses                                         2,526         64,316         17,637         27,966         29,188
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)       (41,131)       (11,582)       (18,573)       (20,030)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052        931,214        457,884        510,492      1,804,673
    Cost of investments sold                                     49,212      1,320,486        606,755        764,120      2,492,473
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)    (1,219,780)      (316,712)      (501,054)      (556,161)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232)  $ (1,260,911)  $   (328,294)  $   (519,627)  $   (576,191)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WNDM2         USVA1(1)       USVA2(1)       WSVA7(3)       WSVA6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,907   $         15   $         53   $         20   $         24
Variable account expenses                                         6,604             51            130             61            132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,697)           (36)           (77)           (41)          (108)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         215,016          3,713         15,269          2,308          7,263
    Cost of investments sold                                    323,233          3,573         15,691          2,456          9,148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (95,762)           326          1,233            502         (3,474)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (100,459)  $        290   $      1,156   $        461   $     (3,582)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(1)       WSVA5(3)       WSVA4(3)       WSVA3(3)       WSVA8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $         25   $         28   $         19   $          4
Variable account expenses                                            71            102            191            108              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (42)           (77)          (163)           (89)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,987            134          8,742          6,988            139
    Cost of investments sold                                      3,115            152          9,339          8,266            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,163           (835)        (3,489)        (1,864)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,121   $       (912)  $     (3,652)  $     (1,953)  $        (18)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)        UFIF1          UFIF2          WFDI7          UFIF3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      9,219   $    130,959   $     35,833   $     44,485
Variable account expenses                                             2          3,134         50,132         15,105         19,251
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)         6,085         80,827         20,728         25,234
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136         66,854      1,052,529        234,128        136,047
    Cost of investments sold                                        172         66,878      1,043,632        230,951        134,143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)           (24)         8,897          3,177          1,904
Distributions from capital gains                                      1          2,958         30,633          8,158          9,364
Net change in unrealized appreciation or
  depreciation of investments                                        --          4,430         89,931         23,661         34,777
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)         7,364        129,461         34,996         46,045
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37)  $     13,449   $    210,288   $     55,724   $     71,279
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFIF4          WFDI5          WFDI4          WFDI3          SFDI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    102,353   $      4,893   $     62,466   $     66,883   $     14,122
Variable account expenses                                        47,531          2,414         31,813         35,203          8,071
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  54,822          2,479         30,653         31,680          6,051
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         590,976        103,652        291,570        580,671        697,879
    Cost of investments sold                                    584,214        102,464        286,650        573,602        693,742
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,762          1,188          4,920          7,069          4,137
Distributions from capital gains                                 24,520          1,151         14,100         13,583          2,914
Net change in unrealized appreciation or
  depreciation of investments                                    72,412          2,801         42,581         47,632          4,940
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  103,694          5,140         61,601         68,284         11,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    158,516   $      7,619   $     92,254   $     99,964   $     18,042
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI2         UABA1(1)       UABA2(1)       UABA3(1)       UABA4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,900   $          1   $          6   $          1   $          3
Variable account expenses                                        12,270            160          1,327            195            856
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,630           (159)        (1,321)          (194)          (853)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          52,462         23,736          7,236          1,154          7,937
    Cost of investments sold                                     51,017         23,011          7,563          1,257          8,363
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,445            725           (327)          (103)          (426)
Distributions from capital gains                                  6,210             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042           (320)        (5,381)        (1,278)        (5,464)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,697            405         (5,708)        (1,381)        (5,890)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     32,327   $        246   $     (7,029)  $     (1,575)  $     (6,743)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(4)       WABA3(4)       WABA8(4)       UAAC1(2)       UAAC2(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          1   $         --   $         --   $         --
Variable account expenses                                            22            127              1              1             71
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)          (126)            (1)            (1)           (71)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,181         18,309            117            214            284
    Cost of investments sold                                      1,162         18,625            117            212            278
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     19           (316)            --              2              6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49            486             --             --            343
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       68            170             --              2            349
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         46   $         44   $         (1)  $          1   $        278
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAC3(2)       UAAC4(2)       WAAC5(5)       WAAC3(5)       WAAC8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             64             --              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (64)            --             (4)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             253            380             80            158             17
    Cost of investments sold                                        250            366             83            155             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3             14             (3)             3             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            153             --            (33)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3            167             (3)           (30)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        103   $         (3)  $        (34)  $         (5)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD1(1)       UAAD2(1)       UAAD3(1)       UAAD4(1)       WAAD5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            46             --              7              4              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)            --             (7)            (4)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             122             76            406             79            170
    Cost of investments sold                                        126            100            458             80            174
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           (24)           (52)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (575)            --             59           (104)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (579)           (24)             7           (105)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (625)  $        (24)  $         --   $       (109)  $         (5)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD3(2)       WAAD8(2)        UGIP1          UGIP2          UGIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      4,157   $     29,506   $     15,101
Variable account expenses                                             1              1          8,472         57,851         33,475
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)        (4,315)       (28,345)       (18,374)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             170            132        267,312        495,936        442,990
    Cost of investments sold                                        174            135        334,038        627,972        555,998
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            (3)       (66,726)      (132,036)      (113,008)
Distributions from capital gains                                     --             --         25,556        181,374         92,830
Net change in unrealized appreciation or
  depreciation of investments                                        --             --       (176,991)    (1,496,513)      (724,984)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)            (3)      (218,161)    (1,447,175)      (745,162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $         (4)  $   (222,476)  $ (1,475,520)  $   (763,536)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP4         WGIP5(2)       WGIP3(2)       WGIP8(2)        UPRG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     39,872   $         --   $         --   $         --   $         --
Variable account expenses                                        93,025              4              3              3          4,614
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (53,153)            (4)            (3)            (3)        (4,614)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         671,018            177          4,028            136        127,259
    Cost of investments sold                                    838,805            174          4,097            140        160,557
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (167,787)             3            (69)            (4)       (33,298)
Distributions from capital gains                                245,099             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,013,737)            37            (31)           (31)      (138,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,936,425)            40           (100)           (35)      (171,648)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,989,578)  $         36   $       (103)  $        (38)  $   (176,262)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UPRG2          UPRG3          UPRG4           EPP           SPGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        24,228         14,032         50,132         22,130         15,414
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,228)       (14,032)       (50,132)       (22,130)       (15,414)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         475,130        295,138        461,130        531,165        958,950
    Cost of investments sold                                    661,216        417,438        633,926        865,659      1,437,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (186,086)      (122,300)      (172,796)      (334,494)      (478,390)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)      (321,239)    (1,246,621)      (303,228)        23,970
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (867,446)      (443,539)    (1,419,417)      (637,722)      (454,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (891,674)  $   (457,571)  $ (1,469,549)  $   (659,852)  $   (469,834)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        58,017          1,312          6,209          3,760         12,249
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (58,017)        (1,312)        (6,209)        (3,760)       (12,249)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,123,832         23,323        179,393         94,189        223,599
    Cost of investments sold                                  3,580,433         32,174        310,178        168,788        367,651
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,456,601)        (8,851)      (130,785)       (74,599)      (144,052)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,773)       (66,039)      (211,155)      (104,528)      (386,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,542,374)       (74,890)      (341,940)      (179,127)      (530,694)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,600,391)  $    (76,202)  $   (348,149)  $   (182,887)  $   (542,943)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ETC           STEC2          STEC1         UEBC1(4)       UEBC2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         35   $        471
Variable account expenses                                        13,523         11,352         31,338             18            273
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,523)       (11,352)       (31,338)            17            198
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         406,937        710,051      1,707,359          7,632         11,240
    Cost of investments sold                                    919,960      1,464,676      3,287,423          7,593         11,056
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (513,023)      (754,625)    (1,580,064)            39            184
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       384,129        481,361           (383)        (1,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (565,271)      (370,496)    (1,098,703)          (344)        (1,412)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (578,794)  $   (381,848)  $ (1,130,041)  $       (327)  $     (1,214)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC3(4)       UEBC4(4)       WEBC5(4)       WEBC3(4)       WEBC8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         55   $        277   $         24   $         39   $         10
Variable account expenses                                            48            206             20             30              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       7             71              4              9              3
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,887          4,593            926          8,606            145
    Cost of investments sold                                      1,892          4,640            915          8,823            151
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)           (47)            11           (217)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (328)        (1,619)          (191)          (163)          (135)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (333)        (1,666)          (180)          (380)          (141)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (326)  $     (1,595)  $       (176)  $       (371)  $       (138)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG1(4)       UECG2(4)       UECG3(4)       UECG4(4)       WECG5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            53            512             77            413             27
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (53)          (512)           (77)          (413)           (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,214         13,072          1,794          3,266          1,228
    Cost of investments sold                                      6,955         12,952          1,834          3,374          1,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    259            120            (40)          (108)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       480          6,568            380          1,851             15
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      739          6,688            340          1,743             19
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        686   $      6,176   $        263   $      1,330   $         (8)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG3(4)       WECG8(4)       UECB1(4)       UECB2(4)       UECB3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      2,944   $     11,701   $      2,418
Variable account expenses                                            63              6            502          1,883            466
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (63)            (6)         2,442          9,818          1,952
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          22,887            142        119,211         67,591          6,279
    Cost of investments sold                                     23,210            143        119,366         67,501          6,238
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (323)            (1)          (155)            90             41
Distributions from capital gains                                     --             --          1,386          5,182          1,160
Net change in unrealized appreciation or
  depreciation of investments                                        85            (17)          (414)           399            211
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (238)           (18)           817          5,671          1,412
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (301)  $        (24)  $      3,259   $     15,489   $      3,364
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB4(4)       WECB5(4)       WECB3(4)       WECB8(4)       UEEI1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,922   $      1,336   $        712   $         --   $        447
Variable account expenses                                         1,857            206            128             --             43
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,065          1,130            584             --            404
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,652            479         32,954             --          4,940
    Cost of investments sold                                      5,641            480         32,938             --          4,895
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11             (1)            16             --             45
Distributions from capital gains                                  3,789            680            164             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       635           (501)           200             --         (1,398)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,435            178            380             --         (1,353)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     12,500   $      1,308   $        964   $         --   $       (949)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI2(4)       UEEI3(4)       UEEI4(4)       WEEI5(4)       WEEI3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,304   $        290   $      2,288   $        119   $        231
Variable account expenses                                           690             52            319             20             42
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,614            238          1,969             99            189
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,479          1,808          4,228            868         11,287
    Cost of investments sold                                     46,757          1,820          4,275            856         11,770
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    722            (12)           (47)            12           (483)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       392           (478)        (4,650)          (185)          (162)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,114           (490)        (4,697)          (173)          (645)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,728   $       (252)  $     (2,728)  $        (74)  $       (456)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI8(4)       UEFF1(4)       UEFF2(4)       UEFF3(4)       UEFF4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         89   $        178   $      3,108   $        187   $        615
Variable account expenses                                            12             20            340             22             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      77            158          2,768            165            564
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             151         15,157         31,066            141            193
    Cost of investments sold                                        155         15,043         30,765            142            199
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           114            301             (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (496)          (225)           688            (63)          (883)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (500)          (111)           989            (64)          (889)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (423)  $         47   $      3,757   $        101   $       (325)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(4)       WEFF3(4)       WEFF8(4)       UEFD1(2)       UEFD2(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          4   $          3   $          3   $         --   $         --
Variable account expenses                                            49             53             --              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (45)           (50)             3             (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,341        126,857            123            211            211
    Cost of investments sold                                    123,356        127,287            122            212            212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,985           (430)             1             (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,940   $       (480)  $          4   $         (2)  $         (2)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFD3(2)       UEFD4(2)       WEFD5(2)       WEFD3(2)       WEFD8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             249            211            172            172            135
    Cost of investments sold                                        250            212            173            173            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (1)            (1)            (1)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)            (1)            (1)            (1)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $         (2)  $         (2)  $         (2)  $         (1)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO1(4)       UEGO2(4)       UEGO3(4)       UEGO4(4)       WEGO5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         82   $      1,205   $        147   $        723   $         58
Variable account expenses                                            18            281             51            222             21
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      64            924             96            501             37
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,523         11,624          1,882          5,186          1,257
    Cost of investments sold                                      7,555         11,534          1,909          5,242          1,253
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (32)            90            (27)           (56)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (323)        (3,203)          (642)        (2,528)          (273)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (355)        (3,113)          (669)        (2,584)          (269)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (291)  $     (2,189)  $       (573)  $     (2,083)  $       (232)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO3(4)       WEGO8(4)       UEGW1(2)       UEGW2(2)       UEGW3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         86   $          1   $         25   $        373   $          8
Variable account expenses                                            23              1              5             56              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      63             --             20            317              7
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,828            132          1,240          3,139            250
    Cost of investments sold                                     12,024            139          1,324          3,148            255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (196)            (7)           (84)            (9)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (208)            (1)             4           (286)            (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (404)            (8)           (80)          (295)           (13)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (341)  $         (8)  $        (60)  $         22   $         (6)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGW4(2)       WEGW5(2)       WEGW3(2)       WEGW8(2)       UEGR1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         17   $          2   $          2   $         69   $         --
Variable account expenses                                             4              1              1             12             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      13              1              1             57            (12)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             214            173            173            145          4,003
    Cost of investments sold                                        211            175            175            148          3,904
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3             (2)            (2)            (3)            99
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        20             --             --           (365)           (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       23             (2)            (2)          (368)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         36   $         (1)  $         (1)  $       (311)  $         51
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR2(4)       UEGR3(4)       UEGR4(4)       WEGR5(4)       WEGR3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           255             26             96              9             10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (255)           (26)           (96)            (9)           (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,013            740          1,779            510          4,087
    Cost of investments sold                                      4,985            740          1,799            502          4,189
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     28             --            (20)             8           (102)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (591)           181            834             42             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (563)           181            814             50           (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (818)  $        155   $        718   $         41   $       (116)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR8(4)       UEHI1(4)       UEHI2(4)       UEHI3(4)       UEHI4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,577   $      5,344   $      2,021   $      8,853
Variable account expenses                                             1            240            343            151            791
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)         2,337          5,001          1,870          8,062
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             141        115,653         14,948          7,888          1,680
    Cost of investments sold                                        136        115,439         14,898          7,880          1,686
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      5            214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6            754         (1,199)          (677)         1,057
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          5   $      3,091   $      3,802   $      1,193   $      9,119
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(4)       WEHI3(4)       WEHI8(4)       UEIG1(4)       UEIG2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,626   $        491   $          3   $        455   $      3,064
Variable account expenses                                           248             47             --             59            321
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,378            444              3            396          2,743
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             266         19,672            125          7,659         14,477
    Cost of investments sold                                        264         19,802            123          7,734         14,577
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2           (130)             2            (75)          (100)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --           (623)        (2,379)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      805           (212)             2           (698)        (2,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,183   $        232   $          5   $       (302)  $        264
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG3(4)       UEIG4(4)       WEIG5(4)       WEIG3(4)       WEIG8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        523   $      1,902   $        153   $        371   $          2
Variable account expenses                                            83            261             23            500              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     440          1,641            130           (129)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,110          4,592            904      6,149,688            132
    Cost of investments sold                                      2,133          4,694            905      6,136,101            142
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (23)          (102)            (1)        13,587            (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (646)        (2,344)          (162)           (67)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (669)        (2,446)          (163)        13,520            (11)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (229)  $       (805)  $        (33)  $     13,391   $        (10)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA1(4)       UEMA2(4)       UEMA3(4)       UEMA4(4)       WEMA5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            12            110             27            143              8
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (12)          (110)           (27)          (143)            (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,964          3,380            748          1,936            508
    Cost of investments sold                                      3,922          3,383            743          1,946            506
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     42             (3)             5            (10)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (142)           308            (11)        (1,798)           (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (100)           305             (6)        (1,808)           (33)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (112)  $        195   $        (33)  $     (1,951)  $        (41)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA3(4)       WEMA8(4)       UEOE1(4)       UEOE2(4)       UEOE3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            13              1            198            624            101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (13)            (1)          (198)          (624)          (101)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,547            138          7,924         11,593          2,893
    Cost of investments sold                                      5,645            137          7,594         11,599          2,907
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (98)             1            330             (6)           (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (50)            --           (306)        (6,476)          (918)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (148)             1             24         (6,482)          (932)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (161)  $         --   $       (174)  $     (7,106)  $     (1,033)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE4(4)       WEOE5(4)       WEOE3(4)       WEOE8(4)       UESE1(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           478             28            134              5              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (478)           (28)          (134)            (5)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,298          1,287         22,818            143            213
    Cost of investments sold                                      5,363          1,262         23,354            154            211
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (65)            25           (536)           (11)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,048)          (411)          (804)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (12,113)          (386)        (1,340)          (208)             2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (12,591)  $       (414)  $     (1,474)  $       (213)  $          1
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESE2(2)       UESE3(2)       UESE4(2)       WESE5(2)       WESE3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             6              1              3              1             27
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)            (1)            (3)            (1)           (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             218            252            216            174            201
    Cost of investments sold                                        215            250            220            173            200
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3              2             (4)             1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        33             --           (240)            --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       36              2           (244)             1              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         30   $          1   $       (247)  $         --   $        (24)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE8(2)       UESM1(4)       UESM2(4)       UESM3(4)       UESM4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         56   $        447   $        114   $        368
Variable account expenses                                             1            130            817            165            692
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (74)          (370)           (51)          (324)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136          3,422         19,549          2,939         17,696
    Cost of investments sold                                        135          3,355         20,103          3,188         18,528
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             67           (554)          (249)          (832)
Distributions from capital gains                                     --          1,175          6,786          1,970          6,774
Net change in unrealized appreciation or
  depreciation of investments                                        --            379            496           (304)        (2,002)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1          1,621          6,728          1,417          3,940
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $      1,547   $      6,358   $      1,366   $      3,616
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM5(4)       WESM3(4)       WESM8(4)       UEST1(4)       UEST2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          6   $         33   $          2   $          8   $      7,103
Variable account expenses                                            12             82              5             58            199
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)           (49)            (3)           (50)         6,904
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             449         15,031            139        299,075          3,555
    Cost of investments sold                                        452         15,464            141        299,984          3,470
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)          (433)            (2)          (909)            85
Distributions from capital gains                                    130            409             59             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (24)          (238)           (25)            --         (1,739)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      103           (262)            32           (909)        (1,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         97   $       (311)  $         29   $       (959)  $      5,250
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST3(4)       UEST4(4)       WEST5(4)       WEST3(4)       WEST8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,445   $      4,985   $        223   $        324   $          7
Variable account expenses                                            69            321             10             21              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,376          4,664            213            303              6
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             221         29,806            161            172            130
    Cost of investments sold                                        220         29,216            162            172            127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            590             (1)            --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       112           (853)           (27)             2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      113           (263)           (28)             2              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,489   $      4,401   $        185   $        305   $          9
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(1)       UFCO2(1)       UFCO3(1)       UFCO4(1)       WFCO5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           301          1,150            169            494              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (301)        (1,150)          (169)          (494)            (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,227         20,709            169         11,029            180
    Cost of investments sold                                      9,705         20,671            170         11,014            180
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (478)            38             (1)            15             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)        (4,572)          (478)        (2,110)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,575)        (4,534)          (479)        (2,095)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,876)  $     (5,684)  $       (648)  $     (2,589)  $         35
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO3(2)       WFCO8(2)       UFGR1(1)       UFGR2(1)       UFGR3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              1             43            195             27
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)           (43)          (195)           (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               1            174            119            277            148
    Cost of investments sold                                          1            175            127            282            153
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (1)            (8)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (867)        (2,854)          (786)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             (1)          (875)        (2,859)          (791)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1)  $         (2)  $       (918)  $     (3,054)  $       (818)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR4(1)       WFGR5(5)       WFGR3(5)       WFGR8(5)       UFMC1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           360             35            138             --            177
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (360)           (35)          (138)            --           (177)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,744          4,049            289             16          3,295
    Cost of investments sold                                      1,879          4,921            295             22          3,345
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (135)          (872)            (6)            (6)           (50)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,272)          (201)        (1,590)            --            280
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (8,407)        (1,073)        (1,596)            (6)           230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (8,767)  $     (1,108)  $     (1,734)  $         (6)  $         53
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC2(1)        WMDC7          WMDC6         UFMC4(1)        WMDC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      6,264   $      5,903   $         --   $        907
Variable account expenses                                         1,321         10,568         14,226          1,160          2,412
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,321)        (4,304)        (8,323)        (1,160)        (1,505)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          33,553        156,972        152,571         15,290         25,673
    Cost of investments sold                                     34,468        158,397        164,918         15,936         28,101
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (915)        (1,425)       (12,347)          (646)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,705       (103,118)      (146,333)        (1,195)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,790       (104,543)      (158,680)        (1,841)       (23,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        469   $   (108,847)  $   (167,003)  $     (3,001)  $    (24,642)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMDC4          WMDC3         WMDC8(5)        WMDC2         UVAS1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,890   $      1,921   $         --   $        109   $          1
Variable account expenses                                         8,736          5,730             25            504             25
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,846)        (3,809)           (25)          (395)           (24)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         105,442         57,504             40         10,999            636
    Cost of investments sold                                    112,663         58,742             40         10,807            630
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,221)        (1,238)            --            192              6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                   (66,766)       (42,874)            23         (4,282)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (73,987)       (44,112)            23         (4,090)           208
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (78,833)  $    (47,921)  $         (2)  $     (4,485)  $        184
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(1)       WVAS7(3)        PVAS1         UVAS4(1)       WVAS5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         58   $         53   $          1   $         76
Variable account expenses                                           285            201            238            133            238
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (284)          (143)          (185)          (132)          (162)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,981         15,073          4,914          2,227         14,456
    Cost of investments sold                                      5,620         18,355          5,366          2,399         15,260
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,417         (2,894)        (2,401)           286         (3,096)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,133   $     (3,037)  $     (2,586)  $        154   $     (3,258)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS4(3)       WVAS3(5)       WVAS8(5)       WVAS2(3)        UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         87   $          7   $        143   $         --   $      2,893
Variable account expenses                                           458            198            216             11          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (371)          (191)           (73)           (11)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,591         11,960         30,525            146        165,253
    Cost of investments sold                                      4,094         12,598         44,687            145        181,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,436)           750        (13,163)            36        (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,807)  $        559   $    (13,236)  $         25   $    (55,458)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UMSS2          WMSS7          PMSS1          UMSS4           EMU
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $      7,828   $     13,030   $     38,066   $      8,848
Variable account expenses                                        42,386         10,266         18,475         55,917         12,800
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (2,438)        (5,445)       (17,851)        (3,952)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313        202,930        359,119        451,895        400,698
    Cost of investments sold                                    288,445        210,925        381,368        508,355        454,278
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,249)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (125,094)      (241,195)      (675,229)      (148,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (127,532)  $   (246,640)  $   (693,080)  $   (152,631)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMSS4          WMSS3          SMSS1          WMSS2          UINT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,272   $      8,203   $     14,201   $        556   $      4,271
Variable account expenses                                        15,166         12,395         16,415          1,283          3,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,894)        (4,192)        (2,214)          (727)         1,265
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         168,777        221,442      1,338,340          6,618         66,827
    Cost of investments sold                                    187,452        245,621      1,538,705          6,756         80,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,183)      (135,872)      (256,312)       (10,413)       (67,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (154,077)  $   (140,064)  $   (258,526)  $    (11,140)  $    (66,319)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UINT2          UINT3          UINT4         WINT5(5)       WINT3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,673   $      8,878   $     33,202   $      6,485   $        994
Variable account expenses                                        13,087          6,682         23,105          2,957          1,021
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,586          2,196         10,097          3,528            (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         279,397         42,636        781,888        359,335      9,472,598
    Cost of investments sold                                    323,773         50,947        931,634        418,944      9,440,986
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,376)        (8,311)      (149,746)       (59,609)        31,612
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (298,203)      (128,533)      (418,678)       (90,026)        31,653
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (291,617)  $   (126,337)  $   (408,581)  $    (86,498)  $     31,626
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT8(5)        UNDS1          UNDS2          PSND1          UNDS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,439   $         --   $         --   $         --   $         --
Variable account expenses                                         5,954            985          3,764          3,170          7,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,485           (985)        (3,764)        (3,170)        (7,101)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         865,399          9,173         71,797         53,490        157,128
    Cost of investments sold                                    989,858         12,261         88,936         68,260        201,310
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (124,459)        (3,088)       (17,139)       (14,770)       (44,182)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (34,952)      (118,154)       (88,069)      (173,855)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (175,596)       (38,040)      (135,293)      (102,839)      (218,037)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (166,111)  $    (39,025)  $   (139,057)  $   (106,009)  $   (225,138)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(5)       WSND3(5)       WSND8(5)        UTRS1          UTRS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     16,537   $     90,386
Variable account expenses                                            46             26             --         11,841         69,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)           (26)            --          4,696         21,285
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,098   $      2,605             16        348,741        697,257
    Cost of investments sold                                      1,125          2,592             22        363,510        752,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)            13             (6)       (14,769)       (54,955)
Distributions from capital gains                                     --             --             --         13,568         74,158
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           (17)            --        (64,722)      (511,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,228)            (4)            (6)       (65,923)      (492,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,274)  $        (30)  $         (6)  $    (61,227)  $   (471,147)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSTR1          UTRS4         WSTR5(5)       WSTR3(5)       WSTR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     45,299   $     96,279   $          1   $         --   $          1
Variable account expenses                                        39,970         88,911              7            104             19
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,329          7,368             (6)          (104)           (18)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         634,141        743,785             87            165             38
    Cost of investments sold                                    676,878        809,003             87            165             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (42,737)       (65,218)            --             --              1
Distributions from capital gains                                 37,165         78,991             --              1             --
Net change in unrealized appreciation or
  depreciation of investments                                  (246,193)      (539,230)            (8)            20             94
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (251,765)      (525,457)            (8)            21             95
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (246,436)  $   (518,089)  $        (14)  $        (83)  $         77
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT1(1)       USUT2(1)        PSUT1         USUT4(1)       WSUT5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      2,389   $         --   $          1
Variable account expenses                                            --             22          1,291              9             36
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (22)         1,098             (9)           (35)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              52          2,059          7,929          8,326            115
    Cost of investments sold                                         51          2,079          9,758          8,332            118
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            (20)        (1,829)            (6)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         7            365        (26,186)           215           (279)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        8            345        (28,015)           209           (282)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          8   $        323   $    (26,917)  $        200   $       (317)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT3(5)       WSUT8(5)       UOCA1(1)       UOCA2(1)       UOCA3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $         --   $         --   $         --
Variable account expenses                                            15             --              9            323            123
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (14)            --             (9)          (323)          (123)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             112             18             88          1,398          1,501
    Cost of investments sold                                        111             22             90          1,354          1,699
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             (4)            (2)            44           (198)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       152             --           (143)         1,936         (1,234)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      153             (4)          (145)         1,980         (1,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        139   $         (4)  $       (154)  $      1,657   $     (1,555)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA4(1)       WOCA5(2)       WOCA3(2)       WOCA8(2)       UOGS1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           393              1             17              1             29
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (393)            (1)           (17)            (1)           (29)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,658            175            191            136             75
    Cost of investments sold                                     46,644            174            186            134             77
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     14              1              5              2             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,569              1             92             --           (532)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,583              2             97              2           (534)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,190   $          1   $         80   $          1   $       (563)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOGS2(1)       WOGS7(3)       WOGS6(3)       UOGS4(1)       WOGS5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           155             90            473            129             28
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (155)           (90)          (473)          (129)           (28)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,253            222          2,550          8,457         11,461
    Cost of investments sold                                      3,420            276          2,890          8,952         11,635
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (167)           (54)          (340)          (495)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,038)        (2,928)       (13,091)        (2,130)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,205)        (2,982)       (13,431)        (2,625)          (280)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (4,360)  $     (3,072)  $    (13,904)  $     (2,754)  $       (308)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS4(3)       WOGS3(3)       WOGS8(2)       WOGS2(3)       UOSM1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             9            392              5              2             60
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)          (392)            (5)            (2)           (60)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             141            341            135            133          2,167
    Cost of investments sold                                        145            382            137            172          2,252
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           (41)            (2)           (39)           (85)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (129)        (7,147)          (114)            --         (1,469)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (133)        (7,188)          (116)           (39)        (1,554)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (142)  $     (7,580)  $       (121)  $        (41)  $     (1,614)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM2(1)       UOSM3(1)       UOSM4(1)       WOSM5(4)       WOSM3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           254            122            184              7             11
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (254)          (122)          (184)            (7)           (11)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,012            738          1,286             34          3,340
    Cost of investments sold                                      2,120            759          1,354             35          3,450
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (108)           (21)           (68)            (1)          (110)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,371)        (1,411)        (1,934)           (45)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,479)        (1,432)        (2,002)           (46)          (137)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,733)  $     (1,554)  $     (2,186)  $        (53)  $       (148)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM8(4)       USTB1(1)       USTB2(1)       WSTB7(3)       WSTB6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7             52            438            420          1,215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)           (52)          (438)          (420)        (1,215)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               6         18,376          3,397         10,974          8,521
    Cost of investments sold                                          6         18,372          3,382         11,080          8,558
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              4             15           (106)           (37)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (185)         1,047          6,195          4,203          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (185)         1,051          6,210          4,097          9,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (192)  $        999   $      5,772   $      3,677   $      8,179
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(1)       WSTB5(3)       WSTB4(3)       WSTB3(3)       WSTB8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           582             15            462            477              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (582)           (15)          (462)          (477)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,335             15          1,436          1,810            146
    Cost of investments sold                                     13,146             15          1,407          1,778            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    189             --             29             32              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,034            228          4,144          3,811             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,223            228          4,173          3,843              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,641   $        213   $      3,711   $      3,366   $          4
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB2(3)        UGIN1          UGIN2          PGIN1          UGIN4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      4,549   $     20,538   $     16,091   $     18,592
Variable account expenses                                             2          2,618         16,147         14,534         18,682
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)         1,931          4,391          1,557            (90)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             178        110,071        177,930        118,826        329,812
    Cost of investments sold                                        172        117,943        222,543        141,244        398,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      6         (7,872)       (44,613)       (22,418)       (68,608)
Distributions from capital gains                                     --          1,709          7,718          6,047          6,986
Net change in unrealized appreciation or
  depreciation of investments                                        --        (40,127)      (318,775)      (260,254)      (280,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6        (46,290)      (355,670)      (276,625)      (341,797)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $    (44,359)  $   (351,279)  $   (275,068)  $   (341,887)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN3(5)       WGIN8(5)       UHSC1(2)       UHSC2(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     99,273   $          1   $         --   $         --   $         --
Variable account expenses                                        86,951             63             --              1             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  12,322            (62)            --             (1)           (32)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         992,426          3,877             17            214            246
    Cost of investments sold                                  1,303,751          3,784             22            211            251
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (311,325)            93             (5)             3             (5)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)         1,287             --             --           (443)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,466,282)         1,380             (5)             3           (448)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,453,960)  $      1,318   $         (5)  $          2   $       (480)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC7(3)       WHSC6(3)       UHSC4(2)       WHSC5(3)       WHSC4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            56            331              6             33            206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (56)          (331)            (6)           (33)          (206)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             208          6,641            219          5,889          4,003
    Cost of investments sold                                        233          7,636            221          6,021          4,465
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (25)          (995)            (2)          (132)          (462)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,118)        (6,207)           (17)          (174)        (2,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,143)        (7,202)           (19)          (306)        (3,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,199)  $     (7,533)  $        (25)  $       (339)  $     (3,539)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC3(3)       WHSC8(2)       WHSC2(3)       UIGR1(1)       UIGR2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            50              1            178             58            666
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (50)            (1)          (178)           (58)          (666)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             228            136            319          7,653         20,834
    Cost of investments sold                                        238            134            330          7,821         21,334
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (10)             2            (11)          (168)          (500)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (395)            --         (1,004)          (727)           858
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (405)             2         (1,015)          (895)           358
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (455)  $          1   $     (1,193)  $       (953)  $       (308)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR7          PIGR1         UIGR4(1)         EPL           WIGR4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,027   $     33,739   $         --   $     13,244   $     27,059
Variable account expenses                                        28,387         50,339            983         21,240         45,117
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,360)       (16,600)          (983)        (7,996)       (18,058)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         315,045        633,376         14,608        657,182        586,172
    Cost of investments sold                                    460,090        901,519         15,438        863,475        867,160
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (145,045)      (268,143)          (830)      (206,293)      (280,988)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (341,764)      (548,102)         1,737       (102,127)      (364,995)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (486,809)      (816,245)           907       (308,420)      (645,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (495,169)  $   (832,845)  $        (76)  $   (316,416)  $   (664,041)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR3         WIGR8(5)        WIGR2         UVCP1(2)       UVCP2(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     18,209   $         --   $      3,432   $         --   $         --
Variable account expenses                                        31,379              9          6,644              1            350
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,170)            (9)        (3,212)            (1)          (350)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      17,822,810             25        121,629            237          7,852
    Cost of investments sold                                 18,930,253             26        179,690            239          7,768
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,107,443)            (1)       (58,061)            (2)            84
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   780,501           (150)       (25,244)           (10)         2,905
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (326,942)          (151)       (83,305)           (12)         2,989
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (340,112)  $       (160)  $    (86,517)  $        (13)  $      2,639
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVCP3(2)       UVCP4(2)       WVCP5(2)       WVCP3(2)       WVCP8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           283            286              1             23              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (283)          (286)            (1)           (23)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,278         26,341            177          4,445            142
    Cost of investments sold                                      1,403         26,961            173          4,516            148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (125)          (620)             4            (71)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,705          4,273             --            212           (116)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   11,580          3,653              4            141           (122)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,297   $      3,367   $          3   $        118   $       (126)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVGI1(2)       UVGI2(2)       UVGI3(2)       UVGI4(2)       WVGI5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             2             47              8            167              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)           (47)            (8)          (167)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             214          3,257          1,246          1,013            174
    Cost of investments sold                                        214          3,556          1,245            970            174
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --           (299)             1             43             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,020)            77          1,382             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --         (1,319)            78          1,425             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $     (1,366)  $         70   $      1,258   $         (1)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVGI3(2)       WVGI8(2)       UVRE1(2)       UVRE2(2)       UVRE3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          6   $      1,712   $          6
Variable account expenses                                             2              1             --             61              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            (1)             6          1,651              5
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               2            135            211            222            211
    Cost of investments sold                                          3            135            228            230            228
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --            (17)            (8)           (17)
Distributions from capital gains                                     --             --              4            940              4
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --         (2,000)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)            --            (13)        (1,068)           (13)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (3)  $         (1)  $         (7)  $        583   $         (8)
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                  UVRE4(2)       WVRE5(2)       WVRE3(2)       WVRE8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $         45   $         51   $          5   $          5
Variable account expenses                                                            3              3              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     42             48              4              4
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                            213            175            172            134
    Cost of investments sold                                                       218            179            186            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (5)            (4)           (14)           (11)
Distributions from capital gains                                                    25             28              3              2
Net change in unrealized appreciation or
  depreciation of investments                                                      (29)           (31)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (9)            (7)           (11)            (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $         33   $         41   $         (7)  $         (5)
===================================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $        946   $      1,516   $     (1,853)  $     (9,371)  $    (26,055)
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         947          1,517         (1,852)        (9,371)       (26,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      134,387        972,206        636,426        340,144        853,847
Net transfers(1)                                                 23,188       (441,169)      (169,610)      (232,797)     2,798,540
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,125)      (425,139)      (128,613)      (868,671)    (3,346,521)
    Death benefits                                                   --             --        (52,098)            --        (99,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  151,450        105,898        286,105       (761,324)       206,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 585,778      2,857,398      2,423,140      4,054,436     10,625,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,322      2,828,091      2,250,084      3,857,418      8,408,678
Contract purchase payments                                      126,978        961,442        591,297        323,747        677,567
Net transfers(1)                                                 21,920       (436,267)      (157,350)      (224,571)     2,206,965
Contract terminations:
    Surrender benefits and contract charges                      (5,788)      (420,620)      (119,420)      (826,630)    (2,642,707)
    Death benefits                                                   --             --        (48,363)            --        (78,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                697,432      2,932,646      2,516,248      3,129,964      8,571,906
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SCMG2          SCMG1         UBND1(2)       UBND2(2)        PBND1
OPERATIONS
Investment income (loss) -- net                            $    (18,559)  $    (67,470)  $        622   $      1,639   $      5,913
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,558)       (67,468)         1,257          4,488          6,400
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,019,575      1,790,685         42,684        170,740        103,102
Net transfers(1)                                                (77,109)     6,543,806         24,710         50,858        (12,143)
Annuity payments                                                 (5,741)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,434,892)    (6,326,252)        (2,750)        (2,164)          (308)
    Death benefits                                             (249,602)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  252,231      1,557,540         64,644        219,434         90,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,243,077     11,961,867             --             --        110,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,500     11,399,177             --             --         99,294
Contract purchase payments                                    8,625,201      1,708,626         41,768        167,559         91,236
Net transfers(1)                                                (72,494)     6,237,644         24,216         49,754        (11,455)
Contract terminations:
    Surrender benefits and contract charges                  (8,071,442)    (6,038,708)        (2,687)        (2,116)          (293)
    Death benefits                                             (238,470)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,222,295     12,876,367         63,297        215,197        178,782
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(2)         ESI           SBND2          SBND1         UDEI1(2)
OPERATIONS
Investment income (loss) -- net                            $      2,584   $    451,572   $     12,724   $     59,867   $         24
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,265        460,213         12,483         27,772            593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      266,252        115,240        129,613         21,967         19,850
Net transfers(1)                                                 49,175       (778,583)      (167,917)      (294,594)            --
Annuity payments                                                     --         (1,056)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,027)    (1,595,988)       (12,899)      (230,155)           (78)
    Death benefits                                                   --       (190,740)        (7,391)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  314,400     (2,451,127)       (58,594)      (502,782)        19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     13,122,338        346,782      1,490,663             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,923,249        316,869      1,362,937             --
Contract purchase payments                                      261,460         77,390        116,771         19,849         26,089
Net transfers(1)                                                 48,165       (530,376)      (151,010)      (279,257)            --
Contract terminations:
    Surrender benefits and contract charges                      (1,014)    (1,069,075)       (11,732)      (209,381)          (100)
    Death benefits                                                   --       (128,938)        (6,586)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                308,611      7,272,250        264,312        894,148         25,989
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(2)         WDEI7           PDEI1        UDEI4(2)        WDEI5
OPERATIONS
Investment income (loss) -- net                            $        220   $      1,799   $      1,336   $        439   $        423
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,651       (116,465)       (89,963)         7,206        (48,382)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,973         12,781         31,651        199,609         59,282
Net transfers(1)                                                 34,659        155,544        155,114         35,134         72,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (943)       (16,845)        (9,183)          (117)        (1,980)
    Death benefits                                                   --         (1,328)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,689        150,152        177,582        234,626        130,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        467,109        344,421             --        124,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        427,781        341,828             --        114,711
Contract purchase payments                                      143,578         12,658         37,490        264,029         61,403
Net transfers(1)                                                 44,461        150,660        167,616         45,405         63,894
Contract terminations:
    Surrender benefits and contract charges                      (1,205)       (16,395)       (10,754)          (148)        (2,095)
    Death benefits                                                   --         (1,439)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                186,834        573,265        536,180        309,286        237,913
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI4           WDEI3          SDEI1          WDEI2         UESL1(3)
OPERATIONS
Investment income (loss) -- net                            $        678   $        253   $       (514)  $        (35)  $         (1)
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)             6
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)             8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,072)       (77,792)       (79,742)        (7,320)            13
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,223         31,897         70,114             --            212
Net transfers(1)                                                139,636        131,920        (80,662)         3,335            287
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,573)        (9,632)      (152,005)        (2,062)          (225)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,286        154,185       (162,553)         1,273            274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 495,002        242,284        396,114         36,955             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    527,216   $    318,677   $    153,819   $     30,908   $        287
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          455,345        223,084        367,200         34,122             --
Contract purchase payments                                       19,639         32,735         75,374             --            221
Net transfers(1)                                                135,501        123,224        (95,122)         3,898            281
Contract terminations:
    Surrender benefits and contract charges                      (2,749)       (11,148)      (168,503)        (2,188)          (221)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                607,736        367,895        178,949         35,832            281
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESL2(3)       UESL3(3)        UESL4(3)       WESL5(3)       WESL3(3)
OPERATIONS
Investment income (loss) -- net                            $        (17)  $         (1)  $         (1)  $         (1)  $        (41)
Net realized gain (loss) on sales of investments                      4             15             13             12             19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --             --          1,021
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         140             14             12             11            999
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,172            251            212            193         10,193
Net transfers(1)                                                  3,851             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (245)          (265)          (224)          (204)          (184)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,778            (14)           (12)           (11)        10,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,918   $         --   $         --   $         --   $     11,008
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,112            261            221            201         11,010
Net transfers(1)                                                  3,890             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (241)          (261)          (221)          (201)          (181)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,761             --             --             --         10,829
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESL8(3)         UNDM1         UNDM2           WNDM7          PNDM1
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (104)  $       (937)  $     (6,921)  $    (21,623)
Net realized gain (loss) on sales of investments                      8           (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                        --         (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           7         (5,579)       (41,825)      (267,426)      (821,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          135         33,505        227,137        125,775        637,544
Net transfers(1)                                                     --         12,797        170,038         71,921         12,005
Annuity payments                                                     --             --             --             --         (5,743)
Contract terminations:
    Surrender benefits and contract charges                        (142)           (87)        (4,429)       (23,092)      (131,662)
    Death benefits                                                   --             --             --        (12,038)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (7)        46,215        392,746        162,566        512,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         15,213         61,309      1,044,787      3,005,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     55,849   $    412,230   $    939,927   $  2,695,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         20,086         80,914      1,471,323      3,478,255
Contract purchase payments                                          141         54,096        368,230        186,734        827,292
Net transfers(1)                                                     --         21,294        262,435        111,974        (57,721)
Contract terminations:
    Surrender benefits and contract charges                        (141)          (118)        (7,276)       (36,800)      (185,235)
    Death benefits                                                   --             --             --        (18,962)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         95,358        704,303      1,714,269      4,062,591
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4            EGD           WNDM4          WNDM3          SNDM1
OPERATIONS
Investment income (loss) -- net                            $     (1,471)  $    (41,131)  $    (11,582)  $    (18,573)  $    (20,030)
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)    (1,260,911)      (328,294)      (519,627)      (576,191)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,293         98,844        224,122         32,889        123,975
Net transfers(1)                                                147,899         19,201        (94,572)      (122,116)      (118,031)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)      (351,159)       (38,988)      (116,134)      (323,036)
    Death benefits                                                   --        (31,761)        (3,147)       (17,318)       (55,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092       (264,875)        87,415       (222,679)      (372,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315      5,370,338      1,283,998      2,210,372      2,139,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128      4,236,699      1,815,474      3,127,972      2,896,006
Contract purchase payments                                      261,537         92,519        319,843         57,084        209,840
Net transfers(1)                                                241,614        (43,333)      (158,220)      (269,311)      (387,824)
Contract terminations:
    Surrender benefits and contract charges                     (13,628)      (320,023)       (56,242)      (190,468)      (535,493)
    Death benefits                                                   --        (27,556)        (4,951)       (25,163)       (85,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651      3,938,306      1,915,904      2,700,114      2,096,659
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WNDM2          USVA1(2)       USVA2(2)      WSVA7(4)       WSVA6(4)
OPERATIONS
Investment income (loss) -- net                            $     (4,697)  $        (36)  $        (77)  $        (41)  $       (108)
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (100,459)           290          1,156            461         (3,582)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       (3,991)        15,962         49,529            171         10,597
Net transfers(1)                                               (167,430)            --          2,164         17,231         14,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,212)           (80)          (352)          (135)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (196,633)        15,882         51,341         17,267         25,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 493,837             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          700,758             --             --             --             --
Contract purchase payments                                       (5,747)        20,602         64,272            171         13,967
Net transfers(1)                                               (291,564)            --          2,745         22,399         13,798
Contract terminations:
    Surrender benefits and contract charges                     (40,071)          (101)          (445)          (171)          (218)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                363,376         20,501         66,572         22,399         27,547
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(2)        WSVA5(4)       WSVA4(4)       WSVA3(4)      WSVA8(5)
OPERATIONS
Investment income (loss) -- net                            $        (42)  $        (77)  $       (163)  $        (89)  $         (2)
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,121           (912)        (3,652)        (1,953)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,485         24,983            173          2,699          3,215
Net transfers(1)                                                  8,745          3,421         35,339         16,786              5
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)          (168)        (4,015)          (147)          (138)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,141         28,236         31,497         19,338          3,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       33,463         30,481            173          3,233          3,340
Net transfers(1)                                                 11,427          4,316         39,520         19,010              5
Contract terminations:
    Surrender benefits and contract charges                        (113)          (213)        (4,437)          (216)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 44,777         34,584         35,256         22,027          3,201
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(4)         UFIF1         UFIF2          WFDI7           UFIF3
OPERATIONS
Investment income (loss) -- net                            $         (2)  $      6,085   $     80,827   $     20,728   $     25,234
Net realized gain (loss) on sales of investments                    (36)           (24)         8,897          3,177          1,904
Distributions from capital gains                                      1          2,958         30,633          8,158          9,364
Net change in unrealized appreciation or
  depreciation of investments                                        --          4,430         89,931         23,661         34,777
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)        13,449        210,288         55,724         71,279
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171        192,487        974,683         79,903        618,785
Net transfers(1)                                                     --        519,190      2,471,977        729,716        469,973
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (134)        (6,663)      (228,022)       (69,193)       (36,091)
    Death benefits                                                   --             --        (19,599)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37        705,014      3,199,039        740,426      1,052,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         32,845      2,753,766        901,103        890,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    751,308   $  6,163,093   $  1,697,253   $  2,014,556
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         29,537      2,495,317        804,773        798,992
Contract purchase payments                                          171        167,972        869,582         69,868        549,552
Net transfers(1)                                                     --        453,172      2,190,466        634,950        412,489
Contract terminations:
    Surrender benefits and contract charges                        (171)        (5,794)      (202,527)       (59,894)       (31,695)
    Death benefits                                                   --             --        (17,070)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        644,887      5,335,768      1,449,697      1,729,338
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFIF4          WFDI5          WFDI4          WFDI3          SFDI1
OPERATIONS
Investment income (loss) -- net                            $     54,822   $      2,479   $     30,653   $     31,680   $      6,051
Net realized gain (loss) on sales of investments                  6,762          1,188          4,920          7,069          4,137
Distributions from capital gains                                 24,520          1,151         14,100         13,583          2,914
Net change in unrealized appreciation or
  depreciation of investments                                    72,412          2,801         42,581         47,632          4,940
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     158,516          7,619         92,254         99,964         18,042
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,045,587        171,930         70,238        367,591        100,599
Net transfers(1)                                              3,876,332         (3,423)     1,229,575        676,752        (29,504)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (217,174)       (18,804)       (76,492)      (172,094)      (100,454)
    Death benefits                                                   --             --             --        (17,297)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,704,745        149,703      1,223,321        854,952        (29,359)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,469,443        129,904      1,626,602      1,769,784        470,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,332,704   $    287,226   $  2,942,177   $  2,724,700   $    459,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,320,542        117,173      1,473,252      1,608,525        423,532
Contract purchase payments                                      913,089        150,459         62,452        328,619         87,534
Net transfers(1)                                              3,406,641         (2,719)     1,086,978        606,221        (26,885)
Contract terminations:
    Surrender benefits and contract charges                    (189,227)       (16,668)       (67,765)      (152,869)       (87,280)
    Death benefits                                                   --             --             --        (15,160)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,451,045        248,245      2,554,917      2,375,336        396,901
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI2         UABA1(2)       UABA2(2)        UABA3(2)       UABA4(2)
OPERATIONS
Investment income (loss) -- net                            $      8,630   $       (159)  $     (1,321)  $       (194)  $       (853)
Net realized gain (loss) on sales of investments                  1,445            725           (327)          (103)          (426)
Distributions from capital gains                                  6,210             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042           (320)        (5,381)        (1,278)        (5,464)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      32,327            246         (7,029)        (1,575)        (6,743)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,907         45,107        392,804         50,963        265,320
Net transfers(1)                                                637,757         40,290        155,237         18,983        135,516
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (40,156)           (76)        (1,853)          (126)        (2,959)
    Death benefits                                                   --             --             --           (330)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  639,508         85,321        546,188         69,490        397,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 651,237             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,323,072   $     85,567   $    539,159   $     67,915   $    391,134
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          591,918             --             --             --             --
Contract purchase payments                                       37,363         60,323        510,183         65,544        344,172
Net transfers(1)                                                561,602         52,695        203,461         24,791        176,604
Contract terminations:
    Surrender benefits and contract charges                     (35,584)          (101)        (2,366)          (167)        (3,982)
    Death benefits                                                   --             --             --           (499)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,155,299        112,917        711,278         89,669        516,794
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(5)       WABA3(5)       WABA8(5)       UAAC1(3)       UAAC2(3)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $       (126)  $         (1)  $         (1)  $        (71)
Net realized gain (loss) on sales of investments                     19           (316)            --              2              6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49            486             --             --            343
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          46             44             (1)             1            278
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,031         34,148            116            212         23,998
Net transfers(1)                                                  2,274          4,268             17              6            713
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (136)           (53)          (115)          (213)          (213)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,169         38,363             18              5         24,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,215   $     38,407   $         17   $          6   $     24,776
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,490         36,873            124            221         25,156
Net transfers(1)                                                  2,391          4,482             18              6            709
Contract terminations:
    Surrender benefits and contract charges                        (144)          (977)          (124)          (221)          (221)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,737         40,378             18              6         25,644
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAC3(3)       UAAC4(3)       WAAC5(6)       WAAC3(6)       WAAC8(6)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (64)  $         --   $         (4)  $         --
Net realized gain (loss) on sales of investments                      3             14             (3)             3             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            153             --            (33)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            103             (3)           (34)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          250         16,212             20          1,050             22
Net transfers(1)                                                     --          2,495             --             66             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (252)          (315)           (17)           (33)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (2)        18,392              3          1,083              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     18,495   $         --   $      1,049   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          261         17,013             21          1,292             21
Net transfers(1)                                                     --          2,463             --             79             --
Contract terminations:
    Surrender benefits and contract charges                        (261)          (318)           (21)           (42)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         19,158             --          1,329             --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD1(2)       UAAD2(2)       UAAD3(2)       UAAD4(2)       WAAD5(3)
OPERATIONS
Investment income (loss) -- net                            $        (46)  $         --   $         (7)  $         (4)  $         (1)
Net realized gain (loss) on sales of investments                     (4)           (24)           (52)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (575)            --             59           (104)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (625)           (24)            --           (109)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,715            100         19,254         12,767            174
Net transfers(1)                                                  3,754             --          2,129            572             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)           (76)          (121)           (76)          (169)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,393             24         21,262         13,263              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,768   $         --   $     21,262   $     13,154   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       25,427            101         25,769         16,898            180
Net transfers(1)                                                  5,000             --          2,756            761             --
Contract terminations:
    Surrender benefits and contract charges                        (101)          (101)          (162)          (101)          (180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 30,326             --         28,363         17,558             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD3(3)       WAAD8(3)        UGIP1          UGIP2          UGIP3
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $     (4,315)  $    (28,345)  $    (18,374)
Net realized gain (loss) on sales of investments                     (4)            (3)       (66,726)      (132,036)      (113,008)
Distributions from capital gains                                     --             --         25,556        181,374         92,830
Net change in unrealized appreciation or
  depreciation of investments                                        --             --       (176,991)    (1,496,513)      (724,984)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (4)      (222,476)    (1,475,520)      (763,536)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            135        399,060      2,158,950        974,368
Net transfers(1)                                                     --             --        230,474      2,087,929        722,909
Annuity payments                                                     --             --             --             --           (728)
Contract terminations:
    Surrender benefits and contract charges                        (169)          (131)       (28,751)      (115,136)       (87,965)
    Death benefits                                                   --             --             --        (20,119)       (39,241)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              4        600,783      4,111,624      1,569,343
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        617,944      3,468,811      2,074,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $    996,251   $  6,104,915   $  2,880,686
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        640,320      3,600,756      2,151,801
Contract purchase payments                                          180            140        471,769      2,422,276      1,080,225
Net transfers(1)                                                     --             --        268,801      2,383,238        811,929
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)       (39,505)      (140,356)      (104,111)
    Death benefits                                                   --             --             --        (24,969)       (41,922)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --      1,341,385      8,240,945      3,897,922
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP4         WGIP5(3)       WGIP3(3)       WGIP8(3)        UPRG1
OPERATIONS
Investment income (loss) -- net                            $    (53,153)  $         (4)  $         (3)  $         (3)  $     (4,614)
Net realized gain (loss) on sales of investments               (167,787)             3            (69)            (4)       (33,298)
Distributions from capital gains                                245,099             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,013,737)            37            (31)           (31)      (138,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,989,578)            36           (103)           (38)      (176,262)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,682,213          2,256            259            134        154,892
Net transfers(1)                                              2,969,457             --          1,318          1,113            769
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (150,734)          (172)          (172)          (133)       (14,803)
    Death benefits                                              (15,537)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,485,399          2,084          1,405          1,114        140,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,531,354             --             --             --        484,925
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,027,175   $      2,120   $      1,302   $      1,076   $    449,521
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,721,969             --             --             --        740,893
Contract purchase payments                                    2,975,995          2,403            180            140        299,322
Net transfers(1)                                              3,424,335             --          1,366          1,129         (9,596)
Contract terminations:
    Surrender benefits and contract charges                    (193,129)          (180)          (180)          (140)       (27,970)
    Death benefits                                              (22,978)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,906,192          2,223          1,366          1,129      1,002,649
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UPRG2          UPRG3          UPRG4           EPP           SPGR2
OPERATIONS
Investment income (loss) -- net                            $    (24,228)  $    (14,032)  $    (50,132)  $    (22,130)  $    (15,414)
Net realized gain (loss) on sales of investments               (186,086)      (122,300)      (172,796)      (334,494)      (478,390)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)      (321,239)    (1,246,621)      (303,228)        23,970
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (891,674)      (457,571)    (1,469,549)      (659,852)      (469,834)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      407,761        144,120        794,843         36,239         49,650
Net transfers(1)                                                325,533         56,723        422,461        (44,232)      (439,141)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (155,866)       (63,098)      (104,788)      (111,298)      (133,285)
    Death benefits                                                   --        (38,474)        (1,762)        (4,348)       (50,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  577,428         99,271      1,110,754       (123,639)      (573,194)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,307,840      1,267,770      3,781,643      2,021,153      1,556,971
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $    513,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,530,935      1,944,137      5,808,378      2,573,940      2,397,428
Contract purchase payments                                      725,277        251,813      1,487,117         52,747         91,786
Net transfers(1)                                                492,299         43,350        623,465       (127,654)      (965,790)
Contract terminations:
    Surrender benefits and contract charges                    (289,643)      (127,663)      (209,455)      (179,389)      (249,379)
    Death benefits                                                   --        (69,589)        (3,966)        (8,111)      (112,373)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,458,868      2,042,048      7,705,539      2,311,533      1,161,672
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SPGR1          UTEC1          UTEC2          UTEC3         UTEC4
OPERATIONS
Investment income (loss) -- net                            $    (58,017)  $     (1,312)  $     (6,209)  $     (3,760)  $    (12,249)
Net realized gain (loss) on sales of investments             (1,456,601)        (8,851)      (130,785)       (74,599)      (144,052)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,773)       (66,039)      (211,155)      (104,528)      (386,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,600,391)       (76,202)      (348,149)      (182,887)      (542,943)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      (35,688)        (3,790)        53,705         32,249        135,130
Net transfers(1)                                               (889,872)         7,132         70,792        (38,352)         8,563
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (427,128)        (3,816)       (35,032)        (2,906)       (24,917)
    Death benefits                                              (66,829)            --             --        (11,812)        (7,035)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,419,517)          (474)        89,465        (20,821)       111,741
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,227,359        186,397        708,874        404,351      1,139,766
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,207,451   $    109,721   $    450,190   $    200,643   $    708,564
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,466,298        363,975      1,386,796        792,626      2,236,653
Contract purchase payments                                      (63,450)        (6,868)       143,341         76,065        313,395
Net transfers(1)                                             (1,842,078)        25,956         87,723       (151,444)       (30,703)
Contract terminations:
    Surrender benefits and contract charges                    (816,177)       (11,217)       (88,141)        (8,080)       (75,250)
    Death benefits                                             (113,788)            --             --        (24,716)       (20,769)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,630,805        371,846      1,529,719        684,451      2,423,326
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      ETC           STEC2          STEC1        UEBC1(5)       UEBC2(5)
OPERATIONS
Investment income (loss) -- net                            $    (13,523)  $    (11,352)  $    (31,338)  $         17   $        198
Net realized gain (loss) on sales of investments               (513,023)      (754,625)    (1,580,064)            39            184
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       384,129        481,361           (383)        (1,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (578,794)      (381,848)    (1,130,041)          (327)        (1,214)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,753        203,836        376,137         11,790        159,202
Net transfers(1)                                               (260,288)        96,204       (558,076)           394          5,543
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (83,605)      (363,979)      (813,030)          (158)        (1,131)
    Death benefits                                              (15,945)       (46,731)       (62,344)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (344,085)      (110,670)    (1,057,313)        12,026        163,614
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,554,637      1,032,027      3,256,312             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    631,758   $    539,509   $  1,068,958   $     11,699   $    162,400
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,958,182      2,165,065      6,379,528             --             --
Contract purchase payments                                       26,658        722,640      1,301,538         11,989        165,163
Net transfers(1)                                               (432,969)       470,224     (1,315,541)           396          5,654
Contract terminations:
    Surrender benefits and contract charges                    (137,960)    (1,230,833)    (2,549,766)          (165)        (1,140)
    Death benefits                                              (26,887)      (151,315)      (160,589)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,387,024      1,975,781      3,655,170         12,220        169,677
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC3(5)       UEBC4(5)       WEBC5(5)       WEBC3(5)       WEBC8(5)
OPERATIONS
Investment income (loss) -- net                            $          7   $         71   $          4   $          9   $          3
Net realized gain (loss) on sales of investments                     (5)           (47)            11           (217)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (328)        (1,619)          (191)          (163)          (135)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (326)        (1,595)          (176)          (371)          (138)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,933         83,487          7,806          9,956          3,556
Net transfers(1)                                                    896         21,283          1,612          3,694             17
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (163)          (182)          (138)           (98)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,666        104,588          9,280         13,552          3,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,340   $    102,993   $      9,104   $     13,181   $      3,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       19,979         86,049          8,017         10,121          3,581
Net transfers(1)                                                    908         21,873          1,651          3,818             17
Contract terminations:
    Surrender benefits and contract charges                        (671)          (190)          (144)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,216        107,732          9,524         13,795          3,454
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG1(5)       UECG2(5)       UECG3(5)       UECG4(5)       WECG5(5)
OPERATIONS
Investment income (loss) -- net                            $        (53)  $       (512)  $        (77)  $       (413)  $        (27)
Net realized gain (loss) on sales of investments                    259            120            (40)          (108)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       480          6,568            380          1,851             15
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         686          6,176            263          1,330             (8)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,393        259,041         30,775        158,340         11,359
Net transfers(1)                                                  5,678         21,172          6,734         46,846          1,564
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)        (1,112)          (160)          (180)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   35,915        279,101         37,349        205,006         12,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       32,589        277,948         32,453        167,301         11,895
Net transfers(1)                                                  5,896         22,015          7,135         49,254          1,649
Contract terminations:
    Surrender benefits and contract charges                        (163)        (1,153)          (168)          (188)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,322        298,810         39,420        216,367         13,403
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG3(5)       WECG8(5)       UECB1(5)       UECB2(5)       UECB3(5)
OPERATIONS
Investment income (loss) -- net                            $        (63)  $         (6)  $      2,442   $      9,818   $      1,952
Net realized gain (loss) on sales of investments                   (323)            (1)          (155)            90             41
Distributions from capital gains                                     --             --          1,386          5,182          1,160
Net change in unrealized appreciation or
  depreciation of investments                                        85            (17)          (414)           399            211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (301)           (24)         3,259         15,489          3,364
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,662          3,412        147,209        848,968        290,373
Net transfers(1)                                                  6,086             20        101,749         64,263         19,211
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (71)          (136)        (1,705)        (1,954)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   26,677          3,296        247,253        911,277        309,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     26,376   $      3,272   $    250,512   $    926,766   $    312,785
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       22,382          3,556        143,286        830,944        283,068
Net transfers(1)                                                  6,433             21         99,390         62,965         18,768
Contract terminations:
    Surrender benefits and contract charges                      (1,126)          (142)        (1,664)        (1,909)          (652)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,689          3,435        241,012        892,000        301,184
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB4(5)       WECB5(5)       WECB3(5)       WECB8(5)       UEEI1(5)
OPERATIONS
Investment income (loss) -- net                            $      8,065   $      1,130   $        584   $         --   $        404
Net realized gain (loss) on sales of investments                     11             (1)            16             --             45
Distributions from capital gains                                  3,789            680            164             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       635           (501)           200             --         (1,398)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,500          1,308            964             --           (949)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      699,422         97,487         82,147             --         28,331
Net transfers(1)                                                 74,386         11,065         12,672             15          7,882
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,290)          (145)          (139)            --         (2,152)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  772,518        108,407         94,680             15         34,061
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    785,018   $    109,715   $     95,644   $         15   $     33,112
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      685,101         95,078         79,960             --         28,621
Net transfers(1)                                                 72,527         10,796         12,392             15          7,829
Contract terminations:
    Surrender benefits and contract charges                      (1,264)          (140)          (140)            --         (2,157)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                756,364        105,734         92,212             15         34,293
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI2(5)       UEEI3(5)       UEEI4(5)       WEEI5(5)       WEEI3(5)
OPERATIONS
Investment income (loss) -- net                            $      4,614   $        238   $      1,969   $         99   $        189
Net realized gain (loss) on sales of investments                    722            (12)           (47)            12           (483)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       392           (478)        (4,650)          (185)          (162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,728           (252)        (2,728)           (74)          (456)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      343,995         27,371        146,461          7,798         12,447
Net transfers(1)                                                 26,146          1,285         23,804          1,572          3,904
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,152)          (165)          (184)          (140)           (72)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  368,989         28,491        170,081          9,230         16,279
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    374,717   $     28,239   $    167,353   $      9,156   $     15,823
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      364,316         28,149        149,290          8,031         12,572
Net transfers(1)                                                 25,078          1,290         24,462          1,611          4,016
Contract terminations:
    Surrender benefits and contract charges                      (1,155)          (170)          (190)          (145)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                388,239         29,269        173,562          9,497         16,444
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WEEI8(5)      UEFF1(5)       UEFF2(5)       UEFF3(5)       UEFF4(5)
OPERATIONS
Investment income (loss) -- net                            $         77   $        158   $      2,768   $        165   $        564
Net realized gain (loss) on sales of investments                     (4)           114            301             (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (496)          (225)           688            (63)          (883)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (423)            47          3,757            101           (325)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,311          8,142        124,543          7,347         26,180
Net transfers(1)                                                     17          1,608          3,610            517             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (137)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,191          9,598        128,011          7,722         26,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,768   $      9,645   $    131,768   $      7,823   $     25,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,652          8,197        128,860          7,454         25,870
Net transfers(1)                                                     17          1,591          2,988            513             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,525          9,636        131,706          7,825         25,728
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(5)       WEFF3(5)       WEFF8(5)       UEFD1(3)       UEFD2(3)
OPERATIONS
Investment income (loss) -- net                            $        (45)  $        (50)  $          3   $         (1)  $         (1)
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,940           (480)             4             (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          142        127,283            119            212            212
Net transfers(1)                                                 (3,907)      (126,661)            (1)            --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (210)          (210)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (3,907)           480             (4)             2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         33   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          142        126,750            122            220            220
Net transfers(1)                                                     33       (126,608)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (220)          (220)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     33             --             --             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFD3(3)       UEFD4(3)       WEFD5(3)       WEFD3(3)       WEFD8(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (1)            (1)            (1)            (1)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)            (2)            (2)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          250            212            173            174            135
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (248)          (210)          (171)          (172)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2              2              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          260            220            180            180            140
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (260)          (220)          (180)          (180)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --             --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO1(5)       UEGO2(5)       UEGO3(5)       UEGO4(5)       WEGO5(5)
OPERATIONS
Investment income (loss) -- net                            $         64   $        924   $         96   $        501   $         37
Net realized gain (loss) on sales of investments                    (32)            90            (27)           (56)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (323)        (3,203)          (642)        (2,528)          (273)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (291)        (2,189)          (573)        (2,083)          (232)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,757        161,267         21,652         89,569          8,242
Net transfers(1)                                                     50         18,894            546         26,373          1,496
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (150)        (1,089)          (156)          (175)          (150)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,657        179,072         22,042        115,767          9,588
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     11,366   $    176,883   $     21,469   $    113,684   $      9,356
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,448        173,051         22,908         95,593          8,739
Net transfers(1)                                                     53         20,165            586         28,185          1,596
Contract terminations:
    Surrender benefits and contract charges                        (164)        (1,153)          (170)          (191)          (164)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,337        192,063         23,324        123,587         10,171
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO3(5)       WEGO8(5)       UEGW1(3)       UEGW2(3)       UEGW3(3)
OPERATIONS
Investment income (loss) -- net                            $         63   $         --   $         20   $        317   $          7
Net realized gain (loss) on sales of investments                   (196)            (7)           (84)            (9)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (208)            (1)             4           (286)            (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (341)            (8)           (60)            22             (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,121            139          3,881         15,975            251
Net transfers(1)                                                  4,657             18           (804)        18,219            499
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (117)          (132)          (219)          (211)          (249)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,661             25          2,858         33,983            501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,320   $         17   $      2,798   $     34,005   $        495
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,543            143          4,122         16,604            260
Net transfers(1)                                                  5,009             18           (980)        19,040            516
Contract terminations:
    Surrender benefits and contract charges                        (143)          (143)          (229)          (220)          (260)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,409             18          2,913         35,424            516
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGW4(3)       WEGW5(3)       WEGW3(3)       WEGW8(3)       UEGR1(5)
OPERATIONS
Investment income (loss) -- net                            $         13   $          1   $          1   $         57   $        (12)
Net realized gain (loss) on sales of investments                      3             (2)            (2)            (3)            99
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        20             --             --           (365)           (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          36             (1)            (1)          (311)            51
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          809            173            173         20,310          7,494
Net transfers(1)                                                    964             --             --             --            124
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (210)          (172)          (172)          (134)          (160)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,563              1              1         20,176          7,458
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,599   $         --   $         --   $     19,865   $      7,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          905            180            180         20,869          7,646
Net transfers(1)                                                    981             --             --             --            126
Contract terminations:
    Surrender benefits and contract charges                        (220)          (180)          (180)          (140)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,666             --             --         20,729          7,609
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR2(5)       UEGR3(5)       UEGR4(5)       WEGR5(5)       WEGR3(5)
OPERATIONS
Investment income (loss) -- net                            $       (255)  $        (26)  $        (96)  $         (9)  $        (10)
Net realized gain (loss) on sales of investments                     28             --            (20)             8           (102)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (591)           181            834             42             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (818)           155            718             41           (116)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      169,386         25,138         35,188          2,958          4,072
Net transfers(1)                                                  2,547            273         10,148            665          1,633
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (603)          (162)          (170)          (140)          (104)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  171,330         25,249         45,166          3,483          5,601
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    170,512   $     25,404   $     45,884   $      3,524   $      5,485
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      170,830         25,662         36,388          3,039          4,058
Net transfers(1)                                                  2,655            270         10,332            680          1,668
Contract terminations:
    Surrender benefits and contract charges                        (605)          (165)          (173)          (143)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                172,880         25,767         46,547          3,576          5,583
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR8(5)       UEHI1(5)       UEHI2(5)       UEHI3(5)       UEHI4(5)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $      2,337   $      5,001   $      1,870   $      8,062
Net realized gain (loss) on sales of investments                      5            214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           5          3,091          3,802          1,193          9,119
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          136         95,383        183,435        136,035        328,212
Net transfers(1)                                                      7             90         23,490            545         10,348
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (141)          (145)        (1,373)          (157)          (185)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2         95,328        205,552        136,423        338,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $          7   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          143         94,737        180,304        132,444        325,676
Net transfers(1)                                                      7            290         22,955            526         10,017
Contract terminations:
    Surrender benefits and contract charges                        (143)          (140)        (1,335)          (151)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      7         94,887        201,924        132,819        335,515
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(5)       WEHI3(5)       WEHI8(5)       UEIG1(5)       UEIG2(5)
OPERATIONS
Investment income (loss) -- net                            $      2,378   $        444   $          3   $        396   $      2,743
Net realized gain (loss) on sales of investments                      2           (130)             2            (75)          (100)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --           (623)        (2,379)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,183            232              5           (302)           264
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,783         14,283            120         13,979        188,826
Net transfers(1)                                                  8,863          5,202             (1)        14,943         10,012
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (145)          (124)          (151)        (1,066)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,501         19,340             (5)        28,771        197,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,684   $     19,572   $         --   $     28,469   $    198,036
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,578         13,980            120         14,916        202,826
Net transfers(1)                                                  8,592          5,070             --         15,797         10,910
Contract terminations:
    Surrender benefits and contract charges                        (141)          (140)          (120)          (162)        (1,141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,029         18,910             --         30,551        212,595
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG3(5)       UEIG4(5)       WEIG5(5)       WEIG3(5)       WEIG8(5)
OPERATIONS
Investment income (loss) -- net                            $        440   $      1,641   $        130   $       (129)  $          1
Net realized gain (loss) on sales of investments                    (23)          (102)            (1)        13,587            (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (646)        (2,344)          (162)           (67)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (229)          (805)           (33)        13,391            (10)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,878        108,042          9,642          8,596            141
Net transfers(1)                                                  5,497         27,893          1,381         (8,638)            15
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)          (175)          (150)          (162)          (131)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   37,219        135,760         10,873           (204)            25
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     36,990   $    134,955   $     10,840   $     13,187   $         15
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       33,955        115,326         10,329         10,114            142
Net transfers(1)                                                  5,947         29,910          1,485          5,004             16
Contract terminations:
    Surrender benefits and contract charges                        (169)          (189)          (163)          (986)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 39,733        145,047         11,651         14,132             16
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA1(5)       UEMA2(5)       UEMA3(5)       UEMA4(5)       WEMA5(5)
OPERATIONS
Investment income (loss) -- net                            $        (12)  $       (110)  $        (27)  $       (143)  $         (8)
Net realized gain (loss) on sales of investments                     42             (3)             5            (10)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (142)           308            (11)        (1,798)           (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (112)           195            (33)        (1,951)           (41)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,082         59,204         10,125         68,361          2,966
Net transfers(1)                                                     --          2,387            261         13,166            633
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)          (584)          (158)          (161)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,926         61,007         10,228         81,366          3,462
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,814   $     61,202   $     10,195   $     79,415   $      3,421
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,308         62,319         10,596         69,949          3,079
Net transfers(1)                                                     --          2,455            266         13,593            657
Contract terminations:
    Surrender benefits and contract charges                        (164)          (600)          (166)          (169)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,144         64,174         10,696         83,373          3,592
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA3(5)       WEMA8(5)       UEOE1(5)       UEOE2(5)       UEOE3(5)
OPERATIONS
Investment income (loss) -- net                            $        (13)  $         (1)  $       (198)  $       (624)  $       (101)
Net realized gain (loss) on sales of investments                    (98)             1            330             (6)           (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (50)            --           (306)        (6,476)          (918)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (161)            --           (174)        (7,106)        (1,033)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,086            137         22,334        303,336         36,894
Net transfers(1)                                                  1,596              8         61,120         43,356          5,088
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (116)          (138)          (159)        (1,132)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,566              7         83,295        345,560         41,817
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,405   $          7   $     83,121   $    338,454   $     40,784
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        4,153            144         22,744        308,298         37,951
Net transfers(1)                                                  1,664              8         63,606         43,893          5,127
Contract terminations:
    Surrender benefits and contract charges                        (144)          (144)          (165)        (1,123)          (761)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,673              8         86,185        351,068         42,317
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE4(5)       WEOE5(5)       WEOE3(5)       WEOE8(5)       UESE1(3)
OPERATIONS
Investment income (loss) -- net                            $       (478)  $        (28)  $       (134)  $         (5)  $         (1)
Net realized gain (loss) on sales of investments                    (65)            25           (536)           (11)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,048)          (411)          (804)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,591)          (414)        (1,474)          (213)             1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      246,809         11,938         38,559          2,986            212
Net transfers(1)                                                 31,784          1,591          5,198             20             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (198)          (140)           (66)          (139)          (213)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  278,395         13,389         43,691          2,867             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    265,804   $     12,975   $     42,217   $      2,654   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      244,194         12,018         39,680          2,884            222
Net transfers(1)                                                 32,000          1,602          5,263             19             --
Contract terminations:
    Surrender benefits and contract charges                        (206)          (146)        (1,096)          (144)          (222)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                275,988         13,474         43,847          2,759             --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESE2(3)       UESE3(3)       UESE4(3)       WESE5(3)       WESE3(3)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $         (1)  $         (3)  $         (1)  $        (27)
Net realized gain (loss) on sales of investments                      3              2             (4)             1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        33             --           (240)            --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          30              1           (247)            --            (24)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          212            250         12,878            173         10,172
Net transfers(1)                                                  2,924             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (212)          (251)          (212)          (173)          (173)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,924             (1)        12,666             --          9,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,954   $         --   $     12,419   $         --   $      9,975
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          222            262         13,173            181         10,589
Net transfers(1)                                                  3,078             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (222)          (262)          (221)          (181)          (181)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,078             --         12,952             --         10,408
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE8(3)       UESM1(5)       UESM2(5)       UESM3(5)       UESM4(5)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (74)  $       (370)  $        (51)  $       (324)
Net realized gain (loss) on sales of investments                      1             67           (554)          (249)          (832)
Distributions from capital gains                                     --          1,175          6,786          1,970          6,774
Net change in unrealized appreciation or
  depreciation of investments                                        --            379            496           (304)        (2,002)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --          1,547          6,358          1,366          3,616
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          135         36,437        388,106        140,444        340,379
Net transfers(1)                                                     --         33,642         66,644          8,454         34,111
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (135)          (155)        (1,437)          (155)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --         69,924        453,313        148,743        374,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     71,471   $    459,671   $    150,109   $    377,928
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          141         38,674        410,736        148,662        360,377
Net transfers(1)                                                     --         36,338         72,412          8,865         36,190
Contract terminations:
    Surrender benefits and contract charges                        (141)          (163)        (1,547)          (163)          (188)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         74,849        481,601        157,364        396,379
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM5(5)       WESM3(5)       WESM8(5)       UEST1(5)       UEST2(5)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $        (49)  $         (3)  $        (50)  $      6,904
Net realized gain (loss) on sales of investments                     (3)          (433)            (2)          (909)            85
Distributions from capital gains                                    130            409             59             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (24)          (238)           (25)            --         (1,739)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          97           (311)            29           (959)         5,250
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,209         19,553          2,396        299,976         83,243
Net transfers(1)                                                  1,209          1,861              7       (298,866)        60,320
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (134)           (98)          (133)          (151)          (151)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,284         21,316          2,270            959        143,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,381   $     21,005   $      2,299   $         --   $    148,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,536         20,500          2,546        291,570         79,816
Net transfers(1)                                                  1,297          1,975              8       (291,431)        57,494
Contract terminations:
    Surrender benefits and contract charges                        (141)          (467)          (141)          (139)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,692         22,008          2,413             --        137,171
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST3(5)       UEST4(5)       WEST5(5)       WEST3(5)       WEST8(5)
OPERATIONS
Investment income (loss) -- net                            $      1,376   $      4,664   $        213   $        303   $          6
Net realized gain (loss) on sales of investments                      1            590             (1)            --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       112           (853)           (27)             2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,489          4,401            185            305              9
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       75,068        340,638          4,141          3,943            120
Net transfers(1)                                                  3,366          8,180             --          2,733             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)        (1,059)          (151)          (151)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   78,283        347,759          3,990          6,525             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,772   $    352,160   $      4,175   $      6,830   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       70,551        318,617          3,996          3,850            120
Net transfers(1)                                                  3,240          7,678             --          2,602             --
Contract terminations:
    Surrender benefits and contract charges                        (139)        (1,012)          (139)          (139)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 73,652        325,283          3,857          6,313             --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(2)       UFCO2(2)       UFCO3(2)       UFCO4(2)       WFCO5(3)
OPERATIONS
Investment income (loss) -- net                            $       (301)  $     (1,150)  $       (169)  $       (494)  $         (7)
Net realized gain (loss) on sales of investments                   (478)            38             (1)            15             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)        (4,572)          (478)        (2,110)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,876)        (5,684)          (648)        (2,589)            35
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      138,333        496,438         86,186        276,993            175
Net transfers(1)                                                 46,464        149,198         14,141         66,184          8,076
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (404)        (1,007)          (204)           (87)          (173)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  184,393        644,629        100,123        343,090          8,078
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      156,310        570,053         99,177        319,009            179
Net transfers(1)                                                 53,097        171,260         16,383         76,083          8,370
Contract terminations:
    Surrender benefits and contract charges                        (465)        (1,177)          (237)          (101)          (179)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                208,942        740,136        115,323        394,991          8,370
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO3(3)       WFCO8(3)       UFGR1(2)       UFGR2(2)       UFGR3(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $        (43)  $       (195)  $        (27)
Net realized gain (loss) on sales of investments                     --             (1)            (8)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (867)        (2,854)          (786)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)            (2)          (918)        (3,054)          (818)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          871            175         13,649         56,988         19,367
Net transfers(1)                                                    129             --            724         26,581          4,787
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (193)          (173)           (76)           (76)          (121)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      807              2         14,297         83,493         24,033
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        806   $         --   $     13,379   $     80,439   $     23,215
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          898            179         17,050         72,805         24,948
Net transfers(1)                                                    133             --            956         35,014          6,330
Contract terminations:
    Surrender benefits and contract charges                        (199)          (179)          (101)          (101)          (162)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    832             --         17,905        107,718         31,116
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR4(2)       WFGR5(6)       WFGR3(6)       WFGR8(6)       UFMC1(2)
OPERATIONS
Investment income (loss) -- net                            $       (360)  $        (35)  $       (138)  $         --   $       (177)
Net realized gain (loss) on sales of investments                   (135)          (872)            (6)            (6)           (50)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,272)          (201)        (1,590)            --            280
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8,767)        (1,108)        (1,734)            (6)            53
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,008         11,050          2,567             22         66,211
Net transfers(1)                                                  4,257             --         28,709             --         14,437
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)           (16)           (31)           (16)        (1,107)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,176         11,034         31,245              6         79,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     80,409   $      9,926   $     29,511   $         --   $     79,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      102,501         13,675          2,928             21         77,992
Net transfers(1)                                                  5,463             --         37,740             --         17,098
Contract terminations:
    Surrender benefits and contract charges                        (118)           (21)           (42)           (21)        (1,306)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                107,846         13,654         40,626             --         93,784
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC2(2)         WMDC7          WMDC6        UFMC4(2)         WMDC5
OPERATIONS
Investment income (loss) -- net                            $     (1,321)  $     (4,304)  $     (8,323)  $     (1,160)  $     (1,505)
Net realized gain (loss) on sales of investments                   (915)        (1,425)       (12,347)          (646)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,705       (103,118)      (146,333)        (1,195)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         469       (108,847)      (167,003)        (3,001)       (24,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      475,166        173,017        252,931        336,372         73,393
Net transfers(1)                                                181,200        200,444        734,591         95,011         87,964
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,378)       (24,180)        (9,607)        (2,762)          (509)
    Death benefits                                                   --             --           (355)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  654,988        349,281        977,560        428,621        160,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        710,611        555,738             --         99,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    655,457   $    951,045   $  1,366,295   $    425,620   $    236,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        667,442        522,139             --         93,943
Contract purchase payments                                      558,560        164,673        249,600        395,083         72,258
Net transfers(1)                                                215,714        198,570        684,000        113,150         84,663
Contract terminations:
    Surrender benefits and contract charges                      (1,641)       (25,386)        (9,852)        (5,701)          (536)
    Death benefits                                                   --             --           (410)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                772,633      1,005,299      1,445,477        502,532        250,328
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC4          WMDC3        WMDC8(6)         WMDC2        UVAS1(2)
OPERATIONS
Investment income (loss) -- net                            $     (4,846)  $     (3,809)  $        (25)  $       (395)  $        (24)
Net realized gain (loss) on sales of investments                 (7,221)        (1,238)            --            192              6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                   (66,766)       (42,874)            23         (4,282)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (78,833)       (47,921)            (2)        (4,485)           184
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,892        195,524         24,450            (18)         4,194
Net transfers(1)                                                259,246        229,923              7         35,827         15,181
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,846)       (13,468)           (18)           (38)          (353)
    Death benefits                                                   --         (3,394)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  369,292        408,585         24,439         35,771         19,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 390,280        165,341             --          8,315             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    680,739   $    526,005   $     24,437   $     39,601   $     19,206
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          367,294        155,709             --          7,839             --
Contract purchase payments                                      128,050        191,220         27,402             --          5,279
Net transfers(1)                                                246,074        228,822              8         34,385         19,176
Contract terminations:
    Surrender benefits and contract charges                     (18,765)       (13,573)           (21)           (42)          (439)
    Death benefits                                                   --         (3,281)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                722,653        558,897         27,389         42,182         24,016
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(2)       WVAS7(4)         PVAS1        UVAS4(2)        WVAS5(6)
OPERATIONS
Investment income (loss) -- net                            $       (284)  $       (143)  $       (185)  $       (132)  $       (162)
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,133         (3,037)        (2,586)           154         (3,258)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,119         23,955         31,418         21,338         24,182
Net transfers(1)                                                 36,624         26,211         29,334         27,453         28,081
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (48)          (139)          (467)           (52)          (546)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,695         50,027         60,285         48,739         51,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          2,916             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          2,015             --             --
Contract purchase payments                                       80,922         32,408         23,767         26,232         23,922
Net transfers(1)                                                 46,554         26,893         21,317         35,133         31,890
Contract terminations:
    Surrender benefits and contract charges                         (60)          (177)          (313)           (66)          (631)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,416         59,124         46,786         61,299         55,181
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS4(4)       WVAS3(6)       WVAS8(6)       WVAS2(4)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (371)  $       (191)  $        (73)  $        (11)  $       (906)
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,807)           559        (13,236)            25        (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,700         17,156         43,545            171        528,400
Net transfers(1)                                                 62,776         35,781        (30,291)         3,172        242,677
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,831)           (36)           (18)          (135)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,645         52,901         13,236          3,208        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     75,838   $     53,460   $         --   $      3,233   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         61,488
Contract purchase payments                                       27,144         19,465         39,874            172        483,766
Net transfers(1)                                                 72,835         41,508        (39,853)         4,082        232,459
Contract terminations:
    Surrender benefits and contract charges                      (4,303)           (42)           (21)          (172)       (24,862)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 95,676         60,931             --          4,082        752,851
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UMSS2          WMSS7          PMSS1          UMSS4           EMU
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (2,438)  $     (5,445)  $    (17,851)  $     (3,952)
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,249)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)      (127,532)      (246,640)      (693,080)      (152,631)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,068        139,820      1,199,516      2,756,558        220,117
Net transfers(1)                                              2,277,487        308,022      1,338,861      2,783,378        367,398
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (18,121)       (31,289)       (78,543)       (69,009)
    Death benefits                                              (19,498)        (1,230)       (20,935)        (5,777)        (3,193)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840        428,491      2,486,153      5,455,616        515,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        648,734        307,457      1,584,855        673,880
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        520,959        251,581      1,373,613        546,335
Contract purchase payments                                    2,428,846        112,367      1,017,354      2,482,792        188,072
Net transfers(1)                                              2,077,583        258,926      1,171,066      2,550,072        292,629
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (15,895)       (29,926)       (74,095)       (57,595)
    Death benefits                                              (18,568)        (1,027)       (16,993)        (5,803)        (3,048)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829        875,330      2,393,082      6,326,579        966,393
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMSS4          WMSS3          SMSS1          WMSS2          UINT1
OPERATIONS
Investment income (loss) -- net                            $     (5,894)  $     (4,192)  $     (2,214)  $       (727)  $      1,265
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (154,077)      (140,064)      (258,526)       (11,140)       (66,319)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      197,266        316,012        181,458          1,322        139,939
Net transfers(1)                                                383,581        582,270        511,276         87,148         13,138
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,314)       (50,699)      (239,302)          (242)       (11,301)
    Death benefits                                               (6,081)        (4,030)       (37,229)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  531,452        843,553        416,203         88,228        141,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 811,937        380,068        593,143         47,990        274,624
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          691,209        324,208        472,993         41,027        324,353
Contract purchase payments                                      177,064        281,064        150,076          1,447        186,207
Net transfers(1)                                                342,848        508,909        302,264         80,980         16,396
Contract terminations:
    Surrender benefits and contract charges                     (40,191)       (47,411)      (202,035)          (227)       (14,160)
    Death benefits                                               (5,990)        (3,931)       (32,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,164,940      1,062,839        690,469        123,227        512,796
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UINT2          UINT3          UINT4        WINT5(6)       WINT3(6)
OPERATIONS
Investment income (loss) -- net                            $      6,586   $      2,196   $     10,097   $      3,528   $        (27)
Net realized gain (loss) on sales of investments                (44,376)        (8,311)      (149,746)       (59,609)        31,612
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (291,617)      (126,337)      (408,581)       (86,498)        31,626
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      449,788        176,711        798,509          7,718         39,056
Net transfers(1)                                                533,774        121,591          5,636        372,022         (6,479)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (39,939)       (17,796)      (117,450)       (52,974)          (193)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  943,623        280,506        686,695        326,766         32,384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 749,772        433,473      1,327,193             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          887,194        514,024      1,576,124             --             --
Contract purchase payments                                      554,162        220,423        961,450          7,301         44,496
Net transfers(1)                                                668,731        158,302        (12,961)       338,342         32,186
Contract terminations:
    Surrender benefits and contract charges                     (51,528)       (26,375)      (151,774)       (59,162)          (203)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,058,559        866,374      2,372,839        286,481         76,479
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT8(6)         UNDS1          UNDS2          PSND1          UNDS4
OPERATIONS
Investment income (loss) -- net                            $      9,485   $       (985)  $     (3,764)  $     (3,170)  $     (7,101)
Net realized gain (loss) on sales of investments               (124,459)        (3,088)       (17,139)       (14,770)       (44,182)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (34,952)      (118,154)       (88,069)      (173,855)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (166,111)       (39,025)      (139,057)      (106,009)      (225,138)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,250         20,516        138,363         86,104        279,222
Net transfers(1)                                                592,920         21,897         74,889         42,154         69,712
Annuity payments                                                     --             --             --           (429)            --
Contract terminations:
    Surrender benefits and contract charges                    (125,213)        (6,415)       (11,035)        (5,357)       (24,876)
    Death benefits                                              (32,755)            --             --        (14,548)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  442,202         35,998        202,217        107,924        324,058
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        108,643        299,578        258,449        428,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    276,091   $    105,616   $    362,738   $    260,364   $    526,961
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        114,771        316,914        293,016        454,426
Contract purchase payments                                        8,093         30,429        180,119        119,137        335,279
Net transfers(1)                                                494,622         29,525         87,603         55,066         78,680
Contract terminations:
    Surrender benefits and contract charges                    (138,995)        (9,496)       (15,737)        (7,726)       (36,573)
    Death benefits                                              (33,563)            --             --        (18,183)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                330,157        165,229        568,899        441,310        831,812
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(6)       WSND3(6)       WSND8(6)         UTRS1          UTRS2
OPERATIONS
Investment income (loss) -- net                            $        (46)  $        (26)  $         --   $      4,696   $     21,285
Net realized gain (loss) on sales of investments                    (27)            13             (6)       (14,769)       (54,955)
Distributions from capital gains                                     --             --             --         13,568         74,158
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           (17)            --        (64,722)      (511,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,274)           (30)            (6)       (61,227)      (471,147)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,117          6,349             21        264,869      2,783,504
Net transfers(1)                                                     --            528             --        663,963      2,068,268
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (15)           (31)           (15)       (43,249)      (237,649)
    Death benefits                                                   --             --             --        (59,370)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,102          6,846              6        826,213      4,614,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        875,489      3,794,238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     14,828   $      6,816   $         --   $  1,640,475   $  7,937,214
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        792,426      3,439,804
Contract purchase payments                                       20,228          8,633             21        256,297      2,564,696
Net transfers(1)                                                     --            705             --        631,613      1,905,869
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)       (42,205)      (223,735)
    Death benefits                                                   --             --             --        (53,466)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,207          9,296             --      1,584,665      7,686,634
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSTR1          UTRS4         WSTR5(6)       WSTR3(6)       WSTR8(6)
OPERATIONS
Investment income (loss) -- net                            $      5,329   $      7,368   $         (6)  $       (104)  $        (18)
Net realized gain (loss) on sales of investments                (42,737)       (65,218)            --             --              1
Distributions from capital gains                                 37,165         78,991             --              1             --
Net change in unrealized appreciation or
  depreciation of investments                                  (246,193)      (539,230)            (8)            20             94
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (246,436)      (518,089)           (14)           (83)            77
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,416,054      3,039,700         10,151          2,772          5,074
Net transfers(1)                                              1,186,244      2,676,392             --         21,059             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (143,608)      (166,346)           (20)           (39)           (19)
    Death benefits                                             (292,816)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,165,874      5,549,746         10,131         23,792          5,055
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,953,153      3,838,689             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,872,591   $  8,870,346   $     10,117   $     23,709   $      5,132
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,861,342      3,493,459         10,933             --             --
Contract purchase payments                                    1,362,473      2,824,389             --          2,881          5,564
Net transfers(1)                                              1,170,795      2,486,331            (21)        22,749             --
Contract terminations:
    Surrender benefits and contract charges                    (146,056)      (157,956)            --            (42)           (21)
    Death benefits                                             (299,941)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,948,613      8,646,223         10,912         25,588          5,543
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT1(2)       USUT2(2)         PSUT1        USUT4(2)       WSUT5(6)
OPERATIONS
Investment income (loss) -- net                            $         --   $        (22)  $      1,098   $         (9)  $        (35)
Net realized gain (loss) on sales of investments                      1            (20)        (1,829)            (6)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         7            365        (26,186)           215           (279)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           8            323        (26,917)           200           (317)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           60             60          3,006             61          5,032
Net transfers(1)                                                    313         19,467         49,370          4,431             33
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)           (52)          (788)           (52)           (18)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      321         19,475         51,588          4,440          5,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         94,753             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        329   $     19,798   $    119,424   $      4,640   $      4,730
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        126,281             --             --
Contract purchase payments                                           60             60          4,710             60          5,538
Net transfers(1)                                                    376         22,636         79,495          5,315             40
Contract terminations:
    Surrender benefits and contract charges                         (60)           (60)        (1,401)           (60)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    376         22,636        209,085          5,315          5,557
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT3(6)       WSUT8(6)       UOCA1(2)       UOCA2(2)       UOCA3(2)
OPERATIONS
Investment income (loss) -- net                            $        (14)  $         --   $         (9)  $       (323)  $       (123)
Net realized gain (loss) on sales of investments                      1             (4)            (2)            44           (198)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       152             --           (143)         1,936         (1,234)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         139             (4)          (154)         1,657         (1,555)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,316             21          3,109         84,837         20,481
Net transfers(1)                                                     --             --          4,058         25,782         11,584
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (36)           (17)           (79)        (1,610)          (126)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,280              4          7,088        109,009         31,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,419   $         --   $      6,934   $    110,666   $     30,384
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        9,943             21          3,965        110,706         24,700
Net transfers(1)                                                     --             --          4,976         32,503         14,264
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)          (101)        (2,008)          (162)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,901             --          8,840        141,201         38,802
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA4(2)       WOCA5(3)       WOCA3(3)       WOCA8(3)       UOGS1(2)
OPERATIONS
Investment income (loss) -- net                            $       (393)  $         (1)  $        (17)  $         (1)  $        (29)
Net realized gain (loss) on sales of investments                     14              1              5              2             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,569              1             92             --           (532)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,190              1             80              1           (563)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       55,893            172          4,110            134         19,214
Net transfers(1)                                                 70,604             43             --             --            444
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (315)          (174)          (174)          (135)           (46)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  126,182             41          3,936             (1)        19,612
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    127,372   $         42   $      4,016   $         --   $     19,049
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       72,682            181          4,338            141         24,307
Net transfers(1)                                                 90,528             43             --             --            570
Contract terminations:
    Surrender benefits and contract charges                        (395)          (181)          (181)          (141)           (61)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                162,815             43          4,157             --         24,816
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOGS2(2)       WOGS7(4)       WOGS6(4)       UOGS4(2)       WOGS5(4)
OPERATIONS
Investment income (loss) -- net                            $       (155)  $        (90)  $       (473)  $       (129)  $        (28)
Net realized gain (loss) on sales of investments                   (167)           (54)          (340)          (495)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,038)        (2,928)       (13,091)        (2,130)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4,360)        (3,072)       (13,904)        (2,754)          (308)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,562            171          4,371         38,587            214
Net transfers(1)                                                 35,462         13,404        158,939          7,200          9,573
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (46)          (132)        (2,588)           (66)          (164)
    Death benefits                                                   --             --           (173)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   98,978         13,443        160,549         45,721          9,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     94,618   $     10,371   $    146,645   $     42,967   $      9,315
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       78,142            171          5,605         47,014            214
Net transfers(1)                                                 45,232         13,410        187,541          9,169         12,062
Contract terminations:
    Surrender benefits and contract charges                         (61)          (171)        (3,207)           (85)          (214)
    Death benefits                                                   --             --           (237)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                123,313         13,410        189,702         56,098         12,062
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS4(4)       WOGS3(4)       WOGS8(3)       WOGS2(4)       UOSM1(2)
OPERATIONS
Investment income (loss) -- net                            $         (9)  $       (392)  $         (5)  $         (2)  $        (60)
Net realized gain (loss) on sales of investments                     (4)           (41)            (2)           (39)           (85)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (129)        (7,147)          (114)            --         (1,469)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (142)        (7,580)          (121)           (41)        (1,614)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173         10,964          8,205            171         27,586
Net transfers(1)                                                  5,037         57,230             --             --            406
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (133)          (166)          (130)          (130)           (80)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,077         68,028          8,075             41         27,912
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,935   $     60,448   $      7,954   $         --   $     26,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          173         14,443          8,737            171         32,457
Net transfers(1)                                                  6,392         64,102             --             --            742
Contract terminations:
    Surrender benefits and contract charges                        (173)          (216)          (140)          (171)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,392         78,329          8,597             --         33,098
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM2(2)       UOSM3(2)       UOSM4(2)       WOSM5(5)       WOSM3(5)
OPERATIONS
Investment income (loss) -- net                            $       (254)  $       (122)  $       (184)  $         (7)  $        (11)
Net realized gain (loss) on sales of investments                   (108)           (21)           (68)            (1)          (110)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,371)        (1,411)        (1,934)           (45)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,733)        (1,554)        (2,186)           (53)          (148)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      103,407         48,155         47,011          3,149          3,659
Net transfers(1)                                                 57,082          5,194         23,937            340            915
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (503)          (129)           (89)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  159,986         53,220         70,859          3,489          4,574
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    158,253   $     51,666   $     68,673   $      3,436   $      4,426
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      129,268         58,773         56,681          3,257          3,710
Net transfers(1)                                                 70,650          6,446         30,075            352            933
Contract terminations:
    Surrender benefits and contract charges                        (619)          (163)          (113)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                199,299         65,056         86,643          3,609          4,643
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM8(5)       USTB1(2)       USTB2(2)       WSTB7(4)       WSTB6(4)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $        (52)  $       (438)  $       (420)  $     (1,215)
Net realized gain (loss) on sales of investments                     --              4             15           (106)           (37)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (185)         1,047          6,195          4,203          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (192)           999          5,772          3,677          8,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,105         27,936         61,871         98,288        123,071
Net transfers(1)                                                      5         11,778         99,196         12,245         89,747
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,402)          (229)          (176)        (2,200)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,110         38,312        160,838        110,357        210,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     11,918   $     39,311   $    166,610   $    114,034   $    218,797
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,524         27,663         62,246         98,452        124,232
Net transfers(1)                                                      5         11,659         98,895         12,245         90,111
Contract terminations:
    Surrender benefits and contract charges                          --         (1,375)          (225)          (171)        (2,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,529         37,947        160,916        110,526        212,137
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(2)       WSTB5(4)       WSTB4(4)       WSTB3(4)       WSTB8(3)
OPERATIONS
Investment income (loss) -- net                            $       (582)  $        (15)  $       (462)  $       (477)  $         (1)
Net realized gain (loss) on sales of investments                    189             --             29             32              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,034            228          4,144          3,811             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,641            213          3,711          3,366              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,873          7,296         17,264          1,981            141
Net transfers(1)                                                 12,140          3,094         65,109         71,568             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (958)          (220)          (975)        (1,334)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  147,055         10,170         81,398         72,215             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,696   $     10,383   $     85,109   $     75,581   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      136,548          7,224         17,691          1,988            140
Net transfers(1)                                                 12,118          3,066         65,912         72,749             --
Contract terminations:
    Surrender benefits and contract charges                        (958)          (214)          (972)        (1,335)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,708         10,076         82,631         73,402             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB2(4)        UGIN1          UGIN2          PGIN1          UGIN4
OPERATIONS
Investment income (loss) -- net                            $         (2)  $      1,931   $      4,391   $      1,557   $        (90)
Net realized gain (loss) on sales of investments                      6         (7,872)       (44,613)       (22,418)       (68,608)
Distributions from capital gains                                     --          1,709          7,718          6,047          6,986
Net change in unrealized appreciation or
  depreciation of investments                                        --        (40,127)      (318,775)      (260,254)      (280,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4        (44,359)      (351,279)      (275,068)      (341,887)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171         35,088        476,644        259,527        486,540
Net transfers(1)                                                     --         72,382        362,061        365,466        285,153
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (175)       (10,829)       (64,035)       (58,797)       (42,460)
    Death benefits                                                   --        (36,033)            --         (1,867)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (4)        60,608        774,670        564,329        729,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        284,555      1,152,706        918,483      1,091,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    300,804   $  1,576,097   $  1,207,744   $  1,478,390
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        287,498      1,166,067        963,282      1,108,568
Contract purchase payments                                          171         44,905        518,427        276,222        521,827
Net transfers(1)                                                     --         95,980        377,691        416,472        300,598
Contract terminations:
    Surrender benefits and contract charges                        (171)       (12,275)       (71,596)       (71,012)       (51,626)
    Death benefits                                                   --        (37,289)            --         (1,940)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        378,819      1,990,589      1,583,024      1,879,367
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN3(6)       WGIN8(6)       UHSC1(3)       UHSC2(3)
OPERATIONS
Investment income (loss) -- net                            $     12,322   $        (62)  $         --   $         (1)  $        (32)
Net realized gain (loss) on sales of investments               (311,325)            93             (5)             3             (5)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)         1,287             --             --           (443)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,453,960)         1,318             (5)             2           (480)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      191,471         15,083             21            211         26,729
Net transfers(1)                                               (152,377)         1,536             --             --          4,033
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (517,009)           (34)           (16)          (213)          (214)
    Death benefits                                              (66,793)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (544,708)        16,585              5             (2)        30,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,289,538             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,290,870   $     17,903   $         --   $         --   $     30,068
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,280,095             --             --             --             --
Contract purchase payments                                      176,604         20,125             21            220         26,999
Net transfers(1)                                               (179,283)         1,888             --             --          4,049
Contract terminations:
    Surrender benefits and contract charges                    (504,699)           (42)           (21)          (220)          (220)
    Death benefits                                              (66,372)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,706,345         21,971             --             --         30,828
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC7(4)       WHSC6(4)       UHSC4(3)       WHSC5(4)       WHSC4(4)
OPERATIONS
Investment income (loss) -- net                            $        (56)  $       (331)  $         (6)  $        (33)  $       (206)
Net realized gain (loss) on sales of investments                    (25)          (995)            (2)          (132)          (462)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,118)        (6,207)           (17)          (174)        (2,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,199)        (7,533)           (25)          (339)        (3,539)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,334            216          7,211            214         10,803
Net transfers(1)                                                  7,783         53,494             --         10,541         21,313
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (152)        (2,253)          (213)          (176)        (3,798)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,965         51,457          6,998         10,579         28,318
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,766   $     43,924   $      6,973   $     10,240   $     24,779
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,906            214          7,375            212         12,038
Net transfers(1)                                                  7,926         54,837             --         12,234         21,954
Contract terminations:
    Surrender benefits and contract charges                        (181)        (2,640)          (220)          (212)        (4,370)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,651         52,411          7,155         12,234         29,622
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC3(4)       WHSC8(3)       WHSC2(4)       UIGR1(2)       UIGR2(2)
OPERATIONS
Investment income (loss) -- net                            $        (50)  $         (1)  $       (178)  $        (58)  $       (666)
Net realized gain (loss) on sales of investments                    (10)             2            (11)          (168)          (500)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (395)            --         (1,004)          (727)           858
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (455)             1         (1,193)          (953)          (308)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          216            134         11,780         27,087        278,624
Net transfers(1)                                                 10,099             --         17,239            155         69,887
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (178)          (135)          (141)           (47)        (1,503)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,137             (1)        28,878         27,195        347,008
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,682   $         --   $     27,685   $     26,242   $    346,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          214            140         12,981         32,921        350,350
Net transfers(1)                                                 11,575             --         20,317            105         87,378
Contract terminations:
    Surrender benefits and contract charges                        (214)          (140)          (169)           (60)        (1,918)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,575             --         33,129         32,966        435,810
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR7          PIGR1        UIGR4(2)         EPL            WIGR4
OPERATIONS
Investment income (loss) -- net                            $     (8,360)  $    (16,600)  $       (983)  $     (7,996)  $    (18,058)
Net realized gain (loss) on sales of investments               (145,045)      (268,143)          (830)      (206,293)      (280,988)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (341,764)      (548,102)         1,737       (102,127)      (364,995)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (495,169)      (832,845)           (76)      (316,416)      (664,041)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      161,679        493,290        364,747        147,833         73,080
Net transfers(1)                                                 (3,612)      (151,461)        67,101         62,726       (161,345)
Annuity payments                                                     --         (1,800)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (81,384)      (102,187)           (72)      (107,086)      (189,005)
    Death benefits                                              (16,779)       (12,196)            --        (37,057)        (8,466)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,904        225,646        431,776         66,416       (285,736)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,549,943      4,269,371             --      1,651,442      3,578,970
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,114,678   $  3,662,172   $    431,700   $  1,401,442   $  2,629,193
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,906,060      4,730,889             --      1,775,441      6,093,986
Contract purchase payments                                      262,759        612,600        458,849        177,170        129,691
Net transfers(1)                                                (18,571)      (200,488)        84,788         73,923       (337,759)
Contract terminations:
    Surrender benefits and contract charges                    (141,736)      (132,342)           (92)      (125,002)      (352,624)
    Death benefits                                              (26,458)       (16,573)            --        (45,623)       (16,038)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,982,054      4,994,086        543,545      1,855,909      5,517,256
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR3        WIGR8(6)         WIGR2        UVCP1(3)       UVCP2(3)
OPERATIONS
Investment income (loss) -- net                            $    (13,170)  $         (9)  $     (3,212)  $         (1)  $       (350)
Net realized gain (loss) on sales of investments             (1,107,443)            (1)       (58,061)            (2)            84
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   780,501           (150)       (25,244)           (10)         2,905
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (340,112)          (160)       (86,517)           (13)         2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      112,628          5,869           (641)           231        194,439
Net transfers(1)                                               (346,906)            17         12,227          1,068          2,156
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (111,868)           (17)       (18,610)          (236)          (240)
    Death benefits                                              (49,021)            --        (18,305)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (395,167)         5,869        (25,329)         1,063        196,355
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,370,620             --        427,111             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,635,341   $      5,709   $    315,265   $      1,050   $    198,994
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,039,987             --        729,923             --             --
Contract purchase payments                                      221,302          6,746         (1,279)           241        200,979
Net transfers(1)                                               (519,154)            20         14,455          1,069          2,089
Contract terminations:
    Surrender benefits and contract charges                    (214,292)           (21)       (35,206)          (241)          (244)
    Death benefits                                              (91,293)            --        (42,386)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,436,550          6,745        665,507          1,069        202,824
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVCP3(3)       UVCP4(3)       WVCP5(3)       WVCP3(3)       WVCP8(3)
OPERATIONS
Investment income (loss) -- net                            $       (283)  $       (286)  $         (1)  $        (23)  $         (4)
Net realized gain (loss) on sales of investments                   (125)          (620)             4            (71)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,705          4,273             --            212           (116)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,297          3,367              3            118           (126)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      155,412        146,153            173          6,711          2,984
Net transfers(1)                                                 15,471         16,865             --          1,979             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (235)          (235)          (176)          (176)          (138)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  170,648        162,783             (3)         8,514          2,846
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    181,945   $    166,150   $         --   $      8,632   $      2,720
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      170,030        152,100            180          6,932          2,917
Net transfers(1)                                                 15,843         17,635             --          2,058             --
Contract terminations:
    Surrender benefits and contract charges                        (241)          (240)          (180)          (180)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                185,632        169,495             --          8,810          2,777
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVGI1(3)       UVGI2(3)       UVGI3(3)       UVGI4(3)       WVGI5(3)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        (47)  $         (8)  $       (167)  $         (1)
Net realized gain (loss) on sales of investments                     --           (299)             1             43             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,020)            77          1,382             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)        (1,366)            70          1,258             (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          212         43,968            231         60,031            174
Net transfers(1)                                                  1,613         (1,094)         4,115         10,552             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (211)          (211)          (230)          (846)          (173)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,614         42,663          4,116         69,737              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,612   $     41,297   $      4,186   $     70,995   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          220         44,471            240         63,676            180
Net transfers(1)                                                  1,673         (1,351)         4,341         11,010             --
Contract terminations:
    Surrender benefits and contract charges                        (220)          (220)          (240)          (873)          (180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,673         42,900          4,341         73,813             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVGI3(3)       WVGI8(3)       UVRE1(3)       UVRE2(3)       UVRE3(3)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         (1)  $          6   $      1,651   $          5
Net realized gain (loss) on sales of investments                     (1)            --            (17)            (8)           (17)
Distributions from capital gains                                     --             --              4            940              4
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --         (2,000)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (3)            (1)            (7)           583             (8)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          849            135            218         51,738            218
Net transfers(1)                                                    924             --             --          2,781             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (134)          (211)          (210)          (210)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,600              1              7         54,309              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,597   $         --   $         --   $     54,892   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          884            140            219         54,410            219
Net transfers(1)                                                    958             --             --          2,936             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)          (219)          (219)          (219)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,662             --             --         57,127             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVRE4(3)       WVRE5(3)       WVRE3(3)       WVRE8(3)
OPERATIONS
Investment income (loss) -- net                            $         42   $         48   $          4   $          4
Net realized gain (loss) on sales of investments                     (5)            (4)           (14)           (11)
Distributions from capital gains                                     25             28              3              2
Net change in unrealized appreciation or
  depreciation of investments                                       (29)           (31)            --             --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          33             41             (7)            (5)
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          509          1,569            179            138
Net transfers(1)                                                    890             --             --             --
Annuity payments                                                     --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (210)          (172)          (172)          (133)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,189          1,397              7              5
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,222   $      1,438   $         --   $         --
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --
Contract purchase payments                                          546          1,677            179            139
Net transfers(1)                                                    945             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (219)          (179)          (179)          (139)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,272          1,498             --             --
====================================================================================================================

(1)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(5)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $      6,363   $     23,105   $     13,308   $     33,757   $    220,673
Net realized gain (loss) on sales of investments                      2             (5)            (1)             2         (1,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)           (73)           (59)          (106)           605
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,348         23,027         13,248         33,653        220,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,505        414,634        538,610        858,103      2,036,753
Net transfers(1)                                                451,974      2,441,327      1,985,789      2,622,121      5,157,424
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,590)       (22,079)       (94,490)    (2,250,927)
    Death benefits                                                   --             --        (92,794)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,478      2,834,371      2,409,526      3,385,734      4,943,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  54,952             --            366        635,049      5,461,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    585,778   $  2,857,398   $  2,423,140   $  4,054,436   $ 10,625,240
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           53,407             --            350        618,285      4,421,199
Contract purchase payments                                       68,993        416,079        503,480        820,668      1,634,378
Net transfers(1)                                                431,923      2,433,405      1,854,182      2,508,422      4,127,361
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,393)       (20,569)       (89,957)    (1,774,260)
    Death benefits                                                   --             --        (87,359)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                554,322      2,828,091      2,250,084      3,857,418      8,408,678
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCMG2          SCMG1          PBND1           ESI          SBND2
OPERATIONS
Investment income (loss) -- net                            $     80,224   $    296,353   $      4,669   $    682,185   $     10,784
Net realized gain (loss) on sales of investments                     53             49            269       (129,959)           666
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)          (576)           398        249,511         (2,242)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      80,100        295,826          5,336        801,737          9,208
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,074,012      2,282,409             --        392,694         38,469
Net transfers(1)                                             (1,001,893)       449,362         21,723        135,621        245,358
Annuity payments                                                 (4,987)            --             --         (1,075)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,435)    (2,502,884)        (1,903)    (1,253,230)       (11,871)
    Death benefits                                             (173,380)      (396,463)            --       (110,742)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,483,317       (167,576)        19,820       (836,732)       271,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,679,660     11,833,617         85,549     13,157,333         65,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,243,077   $ 11,961,867   $    110,705   $ 13,122,338   $    346,782
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,612,928     11,510,757         81,583      9,498,099         63,589
Contract purchase payments                                    2,973,969      2,233,625             --        276,188         35,644
Net transfers(1)                                               (971,035)       460,986         19,467         98,081        228,539
Contract terminations:
    Surrender benefits and contract charges                    (467,761)    (2,394,165)        (1,756)      (872,057)       (10,903)
    Death benefits                                             (168,601)      (412,026)            --        (77,062)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,979,500     11,399,177         99,294      8,923,249        316,869
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      SBND1          WDEI7          PDEI1          WDEI5          WDEI4
OPERATIONS
Investment income (loss) -- net                            $     92,648   $        (31)  $       (487)  $        (41)  $       (234)
Net realized gain (loss) on sales of investments                  2,125         (1,541)        30,923           (184)          (677)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,724)         8,652            870          1,747          3,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,049          7,080         31,306          1,522          2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,721         65,624        139,247         30,207        176,364
Net transfers(1)                                                751,120        289,085        407,388         85,446        249,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,267)          (686)      (477,380)          (316)        (1,113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,574        354,023         69,255        115,337        424,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 710,040        106,006        243,860          7,939         67,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,490,663   $    467,109   $    344,421   $    124,798   $    495,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          687,876         97,971        244,084          7,350         62,827
Contract purchase payments                                       42,929         60,118        142,415         28,086        162,710
Net transfers(1)                                                723,511        270,318        406,604         79,571        230,850
Contract terminations:
    Surrender benefits and contract charges                     (91,379)          (626)      (451,275)          (296)        (1,042)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,362,937        427,781        341,828        114,711        455,345
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI3          SDEI1          WDEI2          UNDM1          UNDM2
OPERATIONS
Investment income (loss) -- net                            $       (274)  $       (659)  $        (59)  $        (39)  $        (85)
Net realized gain (loss) on sales of investments                 (1,815)       (49,930)            27            (39)           (58)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,989)         4,363          1,811           (193)         1,623
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,078)       (46,226)         1,779           (271)         1,480
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,764             --         22,454          9,189            713
Net transfers(1)                                                189,921        413,382         10,324          6,296         59,116
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (86,621)       (18,000)          (770)            (1)            --
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  177,064        386,649         32,008         15,484         59,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,298         55,691          3,168             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    242,284   $    396,114   $     36,955   $     15,213   $     61,309
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,033         51,889          2,939             --             --
Contract purchase payments                                       68,149             --         22,614         11,414            899
Net transfers(1)                                                167,393        340,376          9,288          8,673         80,015
Contract terminations:
    Surrender benefits and contract charges                     (78,491)       (16,402)          (719)            (1)            --
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                223,084        367,200         34,122         20,086         80,914
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WNDM7          PNDM1          UNDM4           EGD           WNDM4
OPERATIONS
Investment income (loss) -- net                            $    (10,079)  $    (26,453)  $       (967)  $    (60,329)  $    (12,491)
Net realized gain (loss) on sales of investments                (66,094)      (102,902)        (1,441)      (126,943)       (42,359)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (125,799)      (331,473)        (9,092)      (844,510)      (132,233)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (201,972)      (460,828)       (11,500)    (1,031,782)      (187,083)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      267,932        607,529         43,573        412,497        374,912
Net transfers(1)                                                232,888      1,266,355         87,563        641,651        369,373
Annuity payments                                                     --         (7,793)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (140,835)      (459,875)        (3,880)      (362,349)       (20,973)
    Death benefits                                               (8,943)        (9,657)            --        (25,717)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  351,042      1,396,559        127,256        666,082        723,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 895,717      2,069,454         29,559      5,736,038        747,769
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,044,787   $  3,005,185   $    145,315   $  5,370,338   $  1,283,998
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,037,539      1,936,840         32,247      3,716,997        867,899
Contract purchase payments                                      350,609        687,507         49,438        308,358        490,805
Net transfers(1)                                                296,238      1,355,496        111,546        509,304        486,770
Contract terminations:
    Surrender benefits and contract charges                    (201,169)      (490,439)          (103)      (277,964)       (30,000)
    Death benefits                                              (11,894)       (11,149)            --        (19,996)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,471,323      3,478,255        193,128      4,236,699      1,815,474
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WNDM3          SNDM1          WNDM2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                            $    (24,796)  $    (25,952)  $     (6,364)  $        515   $     29,600
Net realized gain (loss) on sales of investments                (52,009)      (127,964)        (3,487)           217            189
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (288,903)      (245,647)       (79,605)           (36)        (3,138)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (365,708)      (399,563)       (89,456)           696         26,651
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      140,640        182,483         70,399         15,698      2,012,813
Net transfers(1)                                                669,355        220,415        104,692         16,452        721,934
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (59,517)       (88,535)        (7,533)            (1)       (33,345)
    Death benefits                                               (8,722)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  741,756        314,363        167,558         32,149      2,701,402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,834,324      2,224,328        415,735             --         25,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,210,372   $  2,139,128   $    493,837   $     32,845   $  2,753,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,129,881      2,468,296        483,327             --         24,512
Contract purchase payments                                      178,323        224,502         98,231         14,456      1,843,436
Net transfers(1)                                                914,269        323,253        128,490         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                     (81,940)      (120,045)        (9,290)            (1)       (30,290)
    Death benefits                                              (12,561)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,127,972      2,896,006        700,758         29,537      2,495,317
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WFDI7          UFIF3          UFIF4          WFDI5          WFDI4
OPERATIONS
Investment income (loss) -- net                            $     18,856   $     10,110   $     18,650   $      2,151   $     29,786
Net realized gain (loss) on sales of investments                  1,685            177            286             59          2,971
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,655           (258)          (258)           (39)         5,514
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,196         10,029         18,678          2,171         38,271
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      418,835        562,396        763,512         86,403        351,063
Net transfers(1)                                                368,668        304,914        680,896            184        913,344
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,159)        (2,355)       (29,266)          (346)       (21,361)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  744,344        864,955      1,415,142         86,241      1,243,046
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 133,563         15,626         35,623         41,492        345,285
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    901,103   $    890,610   $  1,469,443   $    129,904   $  1,626,602
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          125,358         14,725         33,594         39,245        327,830
Contract purchase payments                                      383,969        508,795        693,532         78,011        324,316
Net transfers(1)                                                334,197        277,596        619,878            229        840,710
Contract terminations:
    Surrender benefits and contract charges                     (38,751)        (2,124)       (26,462)          (312)       (19,604)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                804,773        798,992      1,320,542        117,173      1,473,252
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WFDI3          SFDI1          WFDI2          UGIP1          UGIP2
OPERATIONS
Investment income (loss) -- net                            $     32,164   $      7,462   $     15,261   $     (1,420)  $     (8,974)
Net realized gain (loss) on sales of investments                  9,887          1,120            803         (4,711)        (3,706)
Distributions from capital gains                                     --             --             --         11,803         31,868
Net change in unrealized appreciation or
  depreciation of investments                                       (32)          (668)         5,156        (19,696)        (3,692)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      42,019          7,914         21,220        (14,024)        15,496
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      663,020         70,261         86,332        123,556      1,747,537
Net transfers(1)                                                803,444        389,493        215,719        490,750      1,660,648
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,657)       (23,014)       (19,988)       (12,406)       (17,918)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,441,807        436,740        282,063        601,900      3,390,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 285,958         25,835        347,954         30,068         63,048
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,769,784   $    470,489   $    651,237   $    617,944   $  3,468,811
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          272,285         24,341        330,870         30,898         64,843
Contract purchase payments                                      616,012         64,667         78,875        123,116      1,838,249
Net transfers(1)                                                742,853        355,333        200,348        499,688      1,716,320
Contract terminations:
    Surrender benefits and contract charges                     (22,625)       (20,809)       (18,175)       (13,382)       (18,656)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,608,525        423,532        591,918        640,320      3,600,756
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
OPERATIONS
Investment income (loss) -- net                            $     (7,370)  $    (17,462)  $     (2,639)  $    (15,296)  $     (9,623)
Net realized gain (loss) on sales of investments                  4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                                 30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or
  depreciation of investments                                   (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,999)       (33,962)       (31,207)      (219,347)      (112,117)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      458,299      1,719,362        183,888      1,008,847        157,855
Net transfers(1)                                              1,442,849      2,582,443        307,876      1,212,475        895,426
Annuity payments                                                   (662)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,498)       (19,704)       (13,189)       (44,283)        (4,991)
    Death benefits                                               (9,495)            --             --             --         (8,714)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,885,493      4,282,101        478,575      2,177,039      1,039,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 207,385        283,215         37,557        350,148        340,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,074,879   $  4,531,354   $    484,925   $  2,307,840   $  1,267,770
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          213,427        291,617         47,151        437,601        425,680
Contract purchase payments                                      466,484      1,764,737        261,198      1,439,428        235,669
Net transfers(1)                                              1,494,953      2,684,016        453,760      1,721,277      1,303,540
Contract terminations:
    Surrender benefits and contract charges                     (12,933)       (18,401)       (21,216)       (67,371)        (7,238)
    Death benefits                                              (10,130)            --             --             --        (13,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,151,801      4,721,969        740,893      3,530,935      1,944,137
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG4            EPP          SPGR2          SPGR1          UTEC1
OPERATIONS
Investment income (loss) -- net                            $    (28,785)  $    (35,801)  $    (22,457)  $   (100,750)  $     (1,202)
Net realized gain (loss) on sales of investments                (45,857)      (654,703)      (345,295)    (1,577,020)       (11,254)
Distributions from capital gains                                107,952        163,708         81,705        379,405          9,092
Net change in unrealized appreciation or
  depreciation of investments                                  (322,924)      (183,026)      (130,281)      (431,950)       (23,626)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (289,614)      (709,822)      (416,328)    (1,730,315)       (26,990)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,263,458        238,420        308,412             --        121,241
Net transfers(1)                                              2,294,705       (588,767)       287,709       (480,453)        63,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,827)      (108,515)      (124,882)      (446,490)        (1,565)
    Death benefits                                                   --        (57,462)       (13,575)      (127,781)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,512,336       (516,324)       457,664     (1,054,724)       182,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 558,921      3,247,299      1,515,635      8,012,398         30,597
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,781,643   $  2,021,153   $  1,556,971   $  5,227,359   $    186,397
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          699,537      3,368,268      1,898,786      9,297,787         44,108
Contract purchase payments                                    1,827,261        255,607        410,753             --        209,427
Net transfers(1)                                              3,348,164       (858,348)       292,706     (1,034,152)       113,615
Contract terminations:
    Surrender benefits and contract charges                     (66,584)      (126,789)      (183,717)      (617,256)        (3,175)
    Death benefits                                                   --        (64,798)       (21,100)      (180,081)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,808,378      2,573,940      2,397,428      7,466,298        363,975
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UTEC2          UTEC3          UTEC4            ETC          STEC2
OPERATIONS
Investment income (loss) -- net                            $     (5,216)  $     (3,881)  $    (10,157)  $    (26,612)  $    (19,557)
Net realized gain (loss) on sales of investments                (19,539)       (39,778)       (30,475)      (697,884)      (567,903)
Distributions from capital gains                                 43,864         28,351         64,851        166,708        115,842
Net change in unrealized appreciation or
  depreciation of investments                                  (117,149)       (73,364)      (210,940)      (181,738)       (43,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (98,040)       (88,672)      (186,721)      (739,526)      (514,720)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      225,007         37,757        380,454         73,650        169,439
Net transfers(1)                                                449,913        269,095        634,868       (110,570)      (277,188)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,863)        (6,099)        (5,700)       (75,761)      (130,284)
    Death benefits                                                   --             --             --        (53,427)       (84,908)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  657,057        300,753      1,009,622       (166,108)      (322,941)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 149,857        192,270        316,865      2,460,271      1,869,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    708,874   $    404,351   $  1,139,766   $  1,554,637   $  1,032,027
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          216,059        277,449        456,291      2,278,134      2,881,824
Contract purchase payments                                      429,157         61,650        656,452         65,728        291,936
Net transfers(1)                                                774,951        464,353      1,134,580       (243,259)      (618,202)
Contract terminations:
    Surrender benefits and contract charges                     (33,371)       (10,826)       (10,670)       (85,006)      (254,379)
    Death benefits                                                   --             --             --        (57,415)      (136,114)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,386,796        792,626      2,236,653      1,958,182      2,165,065
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     STEC1        WMDC7(2)        WMDC6(2)       WMDC5(2)       WMDC4(2)
OPERATIONS
Investment income (loss) -- net                            $    (76,550)  $     (1,533)  $     (1,260)  $       (338)  $     (1,843)
Net realized gain (loss) on sales of investments             (3,882,157)        (1,544)           (54)             5         (3,637)
Distributions from capital gains                                510,506             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,201,985         31,681         24,021          4,530         17,076
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,246,216)        28,604         22,707          4,197         11,596
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      327,797        535,429        212,955         69,407        191,437
Net transfers(1)                                             (1,098,064)       147,123        320,479         26,222        187,311
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (339,398)          (545)          (403)            --            (64)
    Death benefits                                              (31,851)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,141,516)       682,007        533,031         95,629        378,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,644,044             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,256,312   $    710,611   $    555,738   $     99,826   $    390,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,542,504             --             --             --             --
Contract purchase payments                                      488,395        523,464        208,795         68,115        186,436
Net transfers(1)                                             (2,960,242)       144,505        313,727         25,828        180,921
Contract terminations:
    Surrender benefits and contract charges                    (636,281)          (527)          (383)            --            (63)
    Death benefits                                              (54,848)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,379,528        667,442        522,139         93,943        367,294
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC3(2)       WMDC2(2)         PVAS1          UMSS1          UMSS2
OPERATIONS
Investment income (loss) -- net                            $       (670)  $        (10)  $        (12)  $        252   $     (1,746)
Net realized gain (loss) on sales of investments                     (1)           (17)          (199)        (1,148)           169
Distributions from capital gains                                     --             --             60          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                     7,859            276            215            417         30,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,188            249             64          1,753         36,396
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,477          4,515          2,501         17,737        937,965
Net transfers(1)                                                151,981          3,551             21         28,942        551,900
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (305)            --             (2)            (2)        (4,404)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,153          8,066          2,520         46,677      1,485,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --            332         22,868          7,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    165,341   $      8,315   $      2,916   $     71,298   $  1,529,647
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --            258         20,898          7,156
Contract purchase payments                                        6,285          4,383          1,678         15,686        832,710
Net transfers(1)                                                149,724          3,456             80         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges                        (300)            --             (1)            (2)        (3,872)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                155,709          7,839          2,015         61,488      1,321,211
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMSS7          PMSS1          UMSS4           EMU           WMSS4
OPERATIONS
Investment income (loss) -- net                            $      1,639   $       (201)  $       (745)  $      3,054   $       (142)
Net realized gain (loss) on sales of investments                 10,010         (1,040)        (6,598)        (6,759)        (3,804)
Distributions from capital gains                                 23,642          3,119         22,901         31,187         19,556
Net change in unrealized appreciation or
  depreciation of investments                                   (10,790)          (720)         9,035        (25,983)       (18,419)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,501          1,158         24,593          1,499         (2,809)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       97,943        125,964        883,909         88,382        413,528
Net transfers(1)                                                241,484        180,043        706,194        423,995        295,717
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,619)          (110)       (45,781)       (38,163)        (7,607)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  335,808        305,897      1,544,322        474,214        701,638
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 288,425            402         15,940        198,167        113,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    648,734   $    307,457   $  1,584,855   $    673,880   $    811,937
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          245,054            347         14,596        169,587        101,588
Contract purchase payments                                       83,001        102,958        767,737         71,278        342,134
Net transfers(1)                                                195,828        148,365        626,832        336,168        253,889
Contract terminations:
    Surrender benefits and contract charges                      (2,924)           (89)       (35,552)       (30,698)        (6,402)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                520,959        251,581      1,373,613        546,335        691,209
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMSS3          SMSS1          WMSS2          UINT1          UINT2
OPERATIONS
Investment income (loss) -- net                            $      7,309   $     13,653   $       (247)  $      1,712   $        386
Net realized gain (loss) on sales of investments                (10,406)      (122,294)           269        (19,017)        (6,789)
Distributions from capital gains                                 38,801         93,662             20         24,784         28,280
Net change in unrealized appreciation or
  depreciation of investments                                    (6,858)       (24,654)            70        (25,423)       (57,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      28,846        (39,633)           112        (17,944)       (35,803)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,327        277,425         41,223         90,371        494,955
Net transfers(1)                                                433,640        492,762          4,018        188,209        307,894
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (163,814)      (231,063)          (343)        (8,694)        (5,189)
    Death benefits                                              (25,292)            --             --             --        (12,085)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  307,861        539,124         44,898        269,886        785,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  43,361         93,652          2,980         22,682             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    380,068   $    593,143   $     47,990   $    274,624   $    749,772
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           38,958         78,742          2,680         22,275             --
Contract purchase payments                                       55,963        214,860         34,906        102,202        554,490
Net transfers(1)                                                386,654        370,604          3,739        210,429        353,777
Contract terminations:
    Surrender benefits and contract charges                    (135,582)      (191,213)          (298)       (10,553)        (6,199)
    Death benefits                                              (21,785)            --             --             --        (14,874)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                324,208        472,993         41,027        324,353        887,194
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT3          UINT4          UNDS1          UNDS2          PSND1
OPERATIONS
Investment income (loss) -- net                            $        (28)  $      8,268   $       (675)  $     (1,699)  $     (1,686)
Net realized gain (loss) on sales of investments                 (3,217)        (2,803)        (1,157)           (39)          (136)
Distributions from capital gains                                 17,493        132,387          1,401          3,233          2,532
Net change in unrealized appreciation or
  depreciation of investments                                   (39,171)      (217,635)        (1,769)         7,589            564
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,923)       (79,783)        (2,200)         9,084          1,274
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      336,929        371,861         20,765        124,127        129,065
Net transfers(1)                                                 68,793        982,316         66,314        160,521         97,859
Annuity payments                                                     --             --             --             --           (397)
Contract terminations:
    Surrender benefits and contract charges                         (94)        (1,242)        (2,961)          (784)        (1,735)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  405,628      1,352,935         84,118        283,864        224,792
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  52,768         54,041         26,725          6,630         32,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    433,473   $  1,327,193   $    108,643   $    299,578   $    258,449
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           51,901         53,183         26,563          6,578         34,887
Contract purchase payments                                      383,308        419,291         21,207        139,838        147,654
Net transfers(1)                                                 78,926      1,105,199         70,191        171,436        117,628
Contract terminations:
    Surrender benefits and contract charges                        (111)        (1,549)        (3,190)          (938)        (7,153)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                514,024      1,576,124        114,771        316,914        293,016
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDS4          UTRS1          UTRS2          PSTR1          UTRS4
OPERATIONS
Investment income (loss) -- net                            $     (3,138)  $       (384)  $     (2,557)  $     (2,845)  $     (7,940)
Net realized gain (loss) on sales of investments                   (667)        (2,562)            33         (2,215)        (2,097)
Distributions from capital gains                                  5,451          4,972         15,799         10,429         21,410
Net change in unrealized appreciation or
  depreciation of investments                                    (1,840)         3,929         52,353          9,745         12,326
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (194)         5,955         65,628         15,114         23,699
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      221,896        216,682      2,588,289      1,070,360      1,922,342
Net transfers(1)                                                129,860        624,486      1,063,897        881,412      1,800,468
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (384)       (21,914)       (19,356)       (28,231)       (64,768)
    Death benefits                                                   --             --             --         (9,792)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  351,372        819,254      3,632,830      1,913,749      3,658,042
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  76,863         50,280         95,780         24,290        156,948
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    428,041   $    875,489   $  3,794,238   $  1,953,153   $  3,838,689
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           76,299         45,091         85,899         22,867        140,959
Contract purchase payments                                      238,430        195,081      2,391,500      1,029,091      1,754,185
Net transfers(1)                                                140,127        572,590        980,144        846,446      1,654,905
Contract terminations:
    Surrender benefits and contract charges                        (430)       (20,336)       (17,739)       (27,533)       (56,590)
    Death benefits                                                   --             --             --         (9,529)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                454,426        792,426      3,439,804      1,861,342      3,493,459
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSUT1          UGIN1          UGIN2          PGIN1          UGIN4
OPERATIONS
Investment income (loss) -- net                            $        894   $     (1,125)  $     (3,376)  $     (2,305)  $     (2,975)
Net realized gain (loss) on sales of investments                (10,839)        (1,378)        (2,194)          (271)        (3,653)
Distributions from capital gains                                  4,251            193          1,662          2,181          2,539
Net change in unrealized appreciation or
  depreciation of investments                                    (9,882)       (10,903)       (33,781)       (23,691)       (17,560)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (15,576)       (13,213)       (37,689)       (24,086)       (21,649)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,791        151,452        607,757        396,851        560,131
Net transfers(1)                                                 38,662        151,945        567,879        398,967        561,642
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (344)        (5,629)       (17,923)        (3,916)       (27,456)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,109        297,768      1,157,713        791,902      1,094,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,220             --         32,682        150,667         18,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     94,753   $    284,555   $  1,152,706   $    918,483   $  1,091,044
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,178             --         30,618        146,043         17,240
Contract purchase payments                                       69,927        144,472        591,412        405,472        558,732
Net transfers(1)                                                 49,583        149,083        561,910        415,841        560,775
Contract terminations:
    Surrender benefits and contract charges                        (407)        (6,057)       (17,873)        (4,074)       (28,179)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                126,281        287,498      1,166,067        963,282      1,108,568
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EPG           WIGR7          PIGR1           EPL           WIGR4
OPERATIONS
Investment income (loss) -- net                            $     16,379   $    (22,798)  $    (35,497)  $    (22,711)  $    (40,177)
Net realized gain (loss) on sales of investments               (144,182)       (83,098)       (51,511)      (546,230)      (102,546)
Distributions from capital gains                                 92,544        274,919        356,855        260,377        342,521
Net change in unrealized appreciation or
  depreciation of investments                                  (612,644)      (768,282)    (1,078,665)      (306,534)    (1,007,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,903)      (599,259)      (808,818)      (615,098)      (807,424)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      224,947        362,181      1,091,340        247,528        580,988
Net transfers(1)                                                105,267        546,522      1,176,748       (422,501)     1,076,902
Annuity payments                                                     --             --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (574,474)      (183,502)       (43,016)      (140,195)      (124,451)
    Death benefits                                             (148,921)       (11,525)       (14,376)       (31,188)       (19,697)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (393,181)       713,676      2,208,349       (346,356)     1,513,742
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,330,622      2,435,526      2,869,840      2,612,896      2,872,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,289,538   $  2,549,943   $  4,269,371   $  1,651,442   $  3,578,970
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,615,802      2,927,032      2,473,705      2,191,500      3,826,870
Contract purchase payments                                      182,085        520,542      1,136,371        236,938        874,009
Net transfers(1)                                                 82,453        739,994      1,181,046       (483,187)     1,634,078
Contract terminations:
    Surrender benefits and contract charges                    (477,685)      (265,118)       (45,164)      (140,260)      (211,261)
    Death benefits                                             (122,560)       (16,390)       (15,069)       (29,550)       (29,710)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,280,095      3,906,060      4,730,889      1,775,441      6,093,986
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SEGREGATED ASSET
                                                                  SUBACCOUNTS
                                                           ---------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WIGR3          WIGR2
OPERATIONS
Investment income (loss) -- net                            $    (28,077)  $     (5,494)
Net realized gain (loss) on sales of investments               (119,690)        (6,619)
Distributions from capital gains                                250,359         44,638
Net change in unrealized appreciation or
  depreciation of investments                                  (658,627)      (128,927)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (556,035)       (96,402)
======================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      486,056         49,298
Net transfers(1)                                                489,514        106,017
Annuity payments                                                     --             --
Contract terminations:
    Surrender benefits and contract charges                     (36,435)        (5,728)
    Death benefits                                              (22,235)            --
--------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  916,900        149,587
--------------------------------------------------------------------------------------
Net assets at beginning of year                               2,009,755        373,926
--------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,370,620   $    427,111
======================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,678,425        499,119
Contract purchase payments                                      751,120         79,291
Net transfers(1)                                                702,637        160,903
Contract terminations:
    Surrender benefits and contract charges                     (59,623)        (9,390)
    Death benefits                                              (32,572)            --
--------------------------------------------------------------------------------------
Units outstanding at end of year                              4,039,987        729,923
======================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                           737,700
UCMG2             AXP(R) Variable Portfolio - Cash Management Fund                                         2,966,480
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                         2,708,469
UCMG4             AXP(R) Variable Portfolio - Cash Management Fund                                         3,316,848
EMS               AXP(R) Variable Portfolio - Cash Management Fund                                        10,778,772
SCMG2             AXP(R) Variable Portfolio - Cash Management Fund                                         4,480,866
SCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                        13,421,219

UBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                            6,255
UBND2             AXP(R) Variable Portfolio - Diversified Bond Fund                                           21,248
PBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                           19,723
UBND4             AXP(R) Variable Portfolio - Diversified Bond Fund                                           30,371
ESI               AXP(R) Variable Portfolio - Diversified Bond Fund                                        1,056,976
SBND2             AXP(R) Variable Portfolio - Diversified Bond Fund                                           28,572
SBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                           96,593

UDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   2,539
UDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  18,219
WDEI7             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  62,448
PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  53,876
UDEI4             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  30,045
WDEI5             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  24,884
WDEI4             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  65,756
WDEI3             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  39,822
SDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  26,374
WDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   3,856

UESL1             AXP(R) Variable Portfolio - Equity Select Fund                                                  33
UESL2             AXP(R) Variable Portfolio - Equity Select Fund                                               1,019
UESL3             AXP(R) Variable Portfolio - Equity Select Fund                                                  --
UESL4             AXP(R) Variable Portfolio - Equity Select Fund                                                  --
WESL5             AXP(R) Variable Portfolio - Equity Select Fund                                                  --
WESL3             AXP(R) Variable Portfolio - Equity Select Fund                                               1,258
WESL8             AXP(R) Variable Portfolio - Equity Select Fund                                                  --

UNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           4,509
UNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          33,194
WNDM7             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          75,896
PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         219,701
UNDM4             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          31,536
EGD               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         309,652
WNDM4             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          84,246
WNDM3             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         118,620
SNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          96,178
WNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          15,893

USVA1             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    1,727
USVA2             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    5,603
WSVA7             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    1,894
WSVA6             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    2,328
USVA4             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    3,710
WSVA5             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    2,600
WSVA4             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    2,975
WSVA3             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    1,879
WSVA8             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                      327
WSVA2             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UFIF1             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                             70,943
UFIF2             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            581,965
WFDI7             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            160,288
UFIF3             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            190,244
UFIF4             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            597,897
WFDI5             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                             27,218
WFDI4             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            277,923
WFDI3             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            257,391
SFDI1             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                             49,828
WFDI2             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            125,000

UABA1             AIM V.I. Basic Value Fund, Series II Shares                                                 10,750
UABA2             AIM V.I. Basic Value Fund, Series II Shares                                                 67,734
UABA3             AIM V.I. Basic Value Fund, Series II Shares                                                  8,532
UABA4             AIM V.I. Basic Value Fund, Series II Shares                                                 49,137
WABA5             AIM V.I. Basic Value Fund, Series II Shares                                                  1,283
WABA3             AIM V.I. Basic Value Fund, Series II Shares                                                  4,825
WABA8             AIM V.I. Basic Value Fund, Series II Shares                                                      2

UAAC1             AIM V.I. Capital Appreciation Fund, Series II Shares                                            --
UAAC2             AIM V.I. Capital Appreciation Fund, Series II Shares                                         1,513
UAAC3             AIM V.I. Capital Appreciation Fund, Series II Shares                                            --
UAAC4             AIM V.I. Capital Appreciation Fund, Series II Shares                                         1,129
WAAC5             AIM V.I. Capital Appreciation Fund, Series II Shares                                            --
WAAC3             AIM V.I. Capital Appreciation Fund, Series II Shares                                            64
WAAC8             AIM V.I. Capital Appreciation Fund, Series II Shares                                            --

UAAD1             AIM V.I. Capital Development Fund, Series II Shares                                          2,433
UAAD2             AIM V.I. Capital Development Fund, Series II Shares                                             --
UAAD3             AIM V.I. Capital Development Fund, Series II Shares                                          2,272
UAAD4             AIM V.I. Capital Development Fund, Series II Shares                                          1,405
WAAD5             AIM V.I. Capital Development Fund, Series II Shares                                             --
WAAD3             AIM V.I. Capital Development Fund, Series II Shares                                             --
WAAD8             AIM V.I. Capital Development Fund, Series II Shares                                             --

UGIP1             AllianceBernstein VP Growth and Income Portfolio (Class B)                                  60,415
UGIP2             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 370,219
UGIP3             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 174,693
UGIP4             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 486,790
WGIP5             AllianceBernstein VP Growth and Income Portfolio (Class B)                                     129
WGIP3             AllianceBernstein VP Growth and Income Portfolio (Class B)                                      79
WGIP8             AllianceBernstein VP Growth and Income Portfolio (Class B)                                      65

UPRG1             AllianceBernstein VP Premier Growth Portfolio (Class B)                                     25,999
UPRG2             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    115,303
UPRG3             AllianceBernstein VP Premier Growth Portfolio (Class B)                                     52,601
UPRG4             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    197,967
EPP               AllianceBernstein VP Premier Growth Portfolio (Class B)                                     71,583
SPGR2             AllianceBernstein VP Premier Growth Portfolio (Class B)                                     29,725
SPGR1             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    127,672

UTEC1             AllianceBernstein VP Technology Portfolio (Class B)                                         10,994
UTEC2             AllianceBernstein VP Technology Portfolio (Class B)                                         45,109
UTEC3             AllianceBernstein VP Technology Portfolio (Class B)                                         20,105
UTEC4             AllianceBernstein VP Technology Portfolio (Class B)                                         70,998
ETC               AllianceBernstein VP Technology Portfolio (Class B)                                         63,302
STEC2             AllianceBernstein VP Technology Portfolio (Class B)                                         54,059
STEC1             AllianceBernstein VP Technology Portfolio (Class B)                                        107,110

UEBC1             Evergreen VA Blue Chip Fund - Class 2                                                        2,024
UEBC2             Evergreen VA Blue Chip Fund - Class 2                                                       28,097
UEBC3             Evergreen VA Blue Chip Fund - Class 2                                                        3,346
UEBC4             Evergreen VA Blue Chip Fund - Class 2                                                       17,819
WEBC5             Evergreen VA Blue Chip Fund - Class 2                                                        1,575
WEBC3             Evergreen VA Blue Chip Fund - Class 2                                                        2,281
WEBC8             Evergreen VA Blue Chip Fund - Class 2                                                          571

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UECG1             Evergreen VA Capital Growth Fund - Class 2                                                   3,389
UECG2             Evergreen VA Capital Growth Fund - Class 2                                                  26,415
UECG3             Evergreen VA Capital Growth Fund - Class 2                                                   3,483
UECG4             Evergreen VA Capital Growth Fund - Class 2                                                  19,105
WECG5             Evergreen VA Capital Growth Fund - Class 2                                                   1,183
WECG3             Evergreen VA Capital Growth Fund - Class 2                                                   2,442
WECG8             Evergreen VA Capital Growth Fund - Class 2                                                     303

UECB1             Evergreen VA Core Bond Fund - Class 2                                                       24,488
UECB2             Evergreen VA Core Bond Fund - Class 2                                                       90,593
UECB3             Evergreen VA Core Bond Fund - Class 2                                                       30,575
UECB4             Evergreen VA Core Bond Fund - Class 2                                                       76,737
WECB5             Evergreen VA Core Bond Fund - Class 2                                                       10,725
WECB3             Evergreen VA Core Bond Fund - Class 2                                                        9,349
WECB8             Evergreen VA Core Bond Fund - Class 2                                                            1

UEEI1             Evergreen VA Equity Index Fund - Class 2                                                     4,830
UEEI2             Evergreen VA Equity Index Fund - Class 2                                                    54,703
UEEI3             Evergreen VA Equity Index Fund - Class 2                                                     4,122
UEEI4             Evergreen VA Equity Index Fund - Class 2                                                    24,431
WEEI5             Evergreen VA Equity Index Fund - Class 2                                                     1,337
WEEI3             Evergreen VA Equity Index Fund - Class 2                                                     2,310
WEEI8             Evergreen VA Equity Index Fund - Class 2                                                     2,886

UEFF1             Evergreen VA Foundation Fund - Class 2                                                         839
UEFF2             Evergreen VA Foundation Fund - Class 2                                                      11,458
UEFF3             Evergreen VA Foundation Fund - Class 2                                                         680
UEFF4             Evergreen VA Foundation Fund - Class 2                                                       2,236
WEFF5             Evergreen VA Foundation Fund - Class 2                                                           3
WEFF3             Evergreen VA Foundation Fund - Class 2                                                          --
WEFF8             Evergreen VA Foundation Fund - Class 2                                                          --

UEFD1             Evergreen VA Fund - Class 2                                                                     --
UEFD2             Evergreen VA Fund - Class 2                                                                     --
UEFD3             Evergreen VA Fund - Class 2                                                                     --
UEFD4             Evergreen VA Fund - Class 2                                                                     --
WEFD5             Evergreen VA Fund - Class 2                                                                     --
WEFD3             Evergreen VA Fund - Class 2                                                                     --
WEFD8             Evergreen VA Fund - Class 2                                                                     --

UEGO1             Evergreen VA Global Leaders Fund - Class 2                                                   1,159
UEGO2             Evergreen VA Global Leaders Fund - Class 2                                                  18,031
UEGO3             Evergreen VA Global Leaders Fund - Class 2                                                   2,188
UEGO4             Evergreen VA Global Leaders Fund - Class 2                                                  11,589
WEGO5             Evergreen VA Global Leaders Fund - Class 2                                                     954
WEGO3             Evergreen VA Global Leaders Fund - Class 2                                                   1,256
WEGO8             Evergreen VA Global Leaders Fund - Class 2                                                       2

UEGW1             Evergreen VA Growth and Income Fund - Class 2                                                  236
UEGW2             Evergreen VA Growth and Income Fund - Class 2                                                2,867
UEGW3             Evergreen VA Growth and Income Fund - Class 2                                                   42
UEGW4             Evergreen VA Growth and Income Fund - Class 2                                                  135
WEGW5             Evergreen VA Growth and Income Fund - Class 2                                                   --
WEGW3             Evergreen VA Growth and Income Fund - Class 2                                                   --
WEGW8             Evergreen VA Growth and Income Fund - Class 2                                                1,675

UEGR1             Evergreen VA Growth Fund - Class 2                                                             862
UEGR2             Evergreen VA Growth Fund - Class 2                                                          19,577
UEGR3             Evergreen VA Growth Fund - Class 2                                                           2,917
UEGR4             Evergreen VA Growth Fund - Class 2                                                           5,268
WEGR5             Evergreen VA Growth Fund - Class 2                                                             405
WEGR3             Evergreen VA Growth Fund - Class 2                                                             630
WEGR8             Evergreen VA Growth Fund - Class 2                                                               1

UEHI1             Evergreen VA High Income Fund - Class 2                                                      9,931
UEHI2             Evergreen VA High Income Fund - Class 2                                                     21,126
UEHI3             Evergreen VA High Income Fund - Class 2                                                     13,887
UEHI4             Evergreen VA High Income Fund - Class 2                                                     35,065
WEHI5             Evergreen VA High Income Fund - Class 2                                                     10,765
WEHI3             Evergreen VA High Income Fund - Class 2                                                      1,974
WEHI8             Evergreen VA High Income Fund - Class 2                                                         --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UEIG1             Evergreen VA International Equity Fund - Class 2                                             3,455
UEIG2             Evergreen VA International Equity Fund - Class 2                                            24,033
UEIG3             Evergreen VA International Equity Fund - Class 2                                             4,489
UEIG4             Evergreen VA International Equity Fund - Class 2                                            16,378
WEIG5             Evergreen VA International Equity Fund - Class 2                                             1,315
WEIG3             Evergreen VA International Equity Fund - Class 2                                             1,600
WEIG8             Evergreen VA International Equity Fund - Class 2                                                 2

UEMA1             Evergreen VA Masters Fund - Class 2                                                            999
UEMA2             Evergreen VA Masters Fund - Class 2                                                          8,974
UEMA3             Evergreen VA Masters Fund - Class 2                                                          1,495
UEMA4             Evergreen VA Masters Fund - Class 2                                                         11,644
WEMA5             Evergreen VA Masters Fund - Class 2                                                            502
WEMA3             Evergreen VA Masters Fund - Class 2                                                            793
WEMA8             Evergreen VA Masters Fund - Class 2                                                              1

UEOE1             Evergreen VA Omega Fund - Class 2                                                            7,711
UEOE2             Evergreen VA Omega Fund - Class 2                                                           31,396
UEOE3             Evergreen VA Omega Fund - Class 2                                                            3,783
UEOE4             Evergreen VA Omega Fund - Class 2                                                           24,657
WEOE5             Evergreen VA Omega Fund - Class 2                                                            1,204
WEOE3             Evergreen VA Omega Fund - Class 2                                                            3,916
WEOE8             Evergreen VA Omega Fund - Class 2                                                              246

UESE1             Evergreen VA Special Equity Fund - Class 2                                                      --
UESE2             Evergreen VA Special Equity Fund - Class 2                                                     417
UESE3             Evergreen VA Special Equity Fund - Class 2                                                      --
UESE4             Evergreen VA Special Equity Fund - Class 2                                                   1,754
WESE5             Evergreen VA Special Equity Fund - Class 2                                                      --
WESE3             Evergreen VA Special Equity Fund - Class 2                                                   1,409
WESE8             Evergreen VA Special Equity Fund - Class 2                                                      --

UESM1             Evergreen VA Special Values Fund - Class 2                                                   6,711
UESM2             Evergreen VA Special Values Fund - Class 2                                                  43,162
UESM3             Evergreen VA Special Values Fund - Class 2                                                  14,095
UESM4             Evergreen VA Special Values Fund - Class 2                                                  35,486
WESM5             Evergreen VA Special Values Fund - Class 2                                                     599
WESM3             Evergreen VA Special Values Fund - Class 2                                                   1,972
WESM8             Evergreen VA Special Values Fund - Class 2                                                     216

UEST1             Evergreen VA Strategic Income Fund - Class 2                                                    --
UEST2             Evergreen VA Strategic Income Fund - Class 2                                                15,047
UEST3             Evergreen VA Strategic Income Fund - Class 2                                                 8,074
UEST4             Evergreen VA Strategic Income Fund - Class 2                                                35,644
WEST5             Evergreen VA Strategic Income Fund - Class 2                                                   423
WEST3             Evergreen VA Strategic Income Fund - Class 2                                                   691
WEST8             Evergreen VA Strategic Income Fund - Class 2                                                    --

UFCO1             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     10,057
UFCO2             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     35,596
UFCO3             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                      5,542
UFCO4             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     18,969
WFCO5             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                        452
WFCO3             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         45
WFCO8             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         --

UFGR1             Fidelity(R) VIP Growth Portfolio Service Class 2                                               576
UFGR2             Fidelity(R) VIP Growth Portfolio Service Class 2                                             3,466
UFGR3             Fidelity(R) VIP Growth Portfolio Service Class 2                                             1,000
UFGR4             Fidelity(R) VIP Growth Portfolio Service Class 2                                             3,464
WFGR5             Fidelity(R) VIP Growth Portfolio Service Class 2                                               428
WFGR3             Fidelity(R) VIP Growth Portfolio Service Class 2                                             1,271
WFGR8             Fidelity(R) VIP Growth Portfolio Service Class 2                                                --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UFMC1             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            4,577
UFMC2             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           37,692
WMDC7             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           54,689
WMDC6             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           78,568
UFMC4             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           24,475
WMDC5             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           13,573
WMDC4             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           39,145
WMDC3             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           30,248
WMDC8             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            1,405
WMDC2             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            2,277

UVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    1,999
UVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   10,596
WVAS7             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    4,890
PVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    6,308
UVAS4             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    5,088
WVAS5             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    5,043
WVAS4             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    7,892
WVAS3             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    5,563
WVAS8             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       --
WVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                      336

UMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                              63,418
UMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                                             477,258
WMSS7             FTVIPT Mutual Shares Securities Fund - Class 2                                              79,009
PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                             211,894
UMSS4             FTVIPT Mutual Shares Securities Fund - Class 2                                             528,069
EMU               FTVIPT Mutual Shares Securities Fund - Class 2                                              86,236
WMSS4             FTVIPT Mutual Shares Securities Fund - Class 2                                              98,944
WMSS3             FTVIPT Mutual Shares Securities Fund - Class 2                                              90,146
SMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                              62,464
WMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                                              10,406

UINT1             FTVIPT Templeton Foreign Securities Fund - Class 2                                          37,164
UINT2             FTVIPT Templeton Foreign Securities Fund - Class 2                                         148,809
UINT3             FTVIPT Templeton Foreign Securities Fund - Class 2                                          62,382
UINT4             FTVIPT Templeton Foreign Securities Fund - Class 2                                         170,415
WINT5             FTVIPT Templeton Foreign Securities Fund - Class 2                                          25,506
WINT3             FTVIPT Templeton Foreign Securities Fund - Class 2                                           6,795
WINT8             FTVIPT Templeton Foreign Securities Fund - Class 2                                          29,309

UNDS1             MFS(R) New Discovery Series - Service Class                                                 10,175
UNDS2             MFS(R) New Discovery Series - Service Class                                                 34,946
PSND1             MFS(R) New Discovery Series - Service Class                                                 25,083
UNDS4             MFS(R) New Discovery Series - Service Class                                                 50,767
WSND5             MFS(R) New Discovery Series - Service Class                                                  1,429
WSND3             MFS(R) New Discovery Series - Service Class                                                    657
WSND8             MFS(R) New Discovery Series - Service Class                                                     --

UTRS1             MFS(R) Total Return Series - Service Class                                                  96,216
UTRS2             MFS(R) Total Return Series - Service Class                                                 465,526
PSTR1             MFS(R) Total Return Series - Service Class                                                 227,131
UTRS4             MFS(R) Total Return Series - Service Class                                                 520,255
WSTR5             MFS(R) Total Return Series - Service Class                                                     593
WSTR3             MFS(R) Total Return Series - Service Class                                                   1,391
WSTR8             MFS(R) Total Return Series - Service Class                                                     301

USUT1             MFS(R) Utilities Series - Service Class                                                         27
USUT2             MFS(R) Utilities Series - Service Class                                                      1,653
PSUT1             MFS(R) Utilities Series - Service Class                                                      9,969
USUT4             MFS(R) Utilities Series - Service Class                                                        387
WSUT5             MFS(R) Utilities Series - Service Class                                                        395
WSUT3             MFS(R) Utilities Series - Service Class                                                        703
WSUT8             MFS(R) Utilities Series - Service Class                                                         --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UOCA1             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       261
UOCA2             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     4,171
UOCA3             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     1,145
UOCA4             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     4,801
WOCA5             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         2
WOCA3             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       151
WOCA8             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        --

UOGS1             Oppenheimer Global Securities Fund/VA, Service Shares                                        1,082
UOGS2             Oppenheimer Global Securities Fund/VA, Service Shares                                        5,373
WOGS7             Oppenheimer Global Securities Fund/VA, Service Shares                                          589
WOGS6             Oppenheimer Global Securities Fund/VA, Service Shares                                        8,327
UOGS4             Oppenheimer Global Securities Fund/VA, Service Shares                                        2,440
WOGS5             Oppenheimer Global Securities Fund/VA, Service Shares                                          531
WOGS4             Oppenheimer Global Securities Fund/VA, Service Shares                                          280
WOGS3             Oppenheimer Global Securities Fund/VA, Service Shares                                        3,433
WOGS8             Oppenheimer Global Securities Fund/VA, Service Shares                                          452
WOGS2             Oppenheimer Global Securities Fund/VA, Service Shares                                           --

UOSM1             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    2,831
UOSM2             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   17,035
UOSM3             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    5,561
UOSM4             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    7,392
WOSM5             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                      370
WOSM3             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                      476
WOSM8             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    1,283

USTB1             Oppenheimer Strategic Bond Fund/VA, Service Shares                                           8,418
USTB2             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          35,677
WSTB7             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          24,418
WSTB6             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          46,852
USTB4             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          32,697
WSTB5             Oppenheimer Strategic Bond Fund/VA, Service Shares                                           2,223
WSTB4             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          18,225
WSTB3             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          16,184
WSTB8             Oppenheimer Strategic Bond Fund/VA, Service Shares                                              --
WSTB2             Oppenheimer Strategic Bond Fund/VA, Service Shares                                              --

UGIN1             Putnam VT Growth and Income Fund - Class IB Shares                                          16,138
UGIN2             Putnam VT Growth and Income Fund - Class IB Shares                                          84,555
PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                                          64,793
UGIN4             Putnam VT Growth and Income Fund - Class IB Shares                                          79,313
EPG               Putnam VT Growth and Income Fund - Class IB Shares                                         283,845
WGIN3             Putnam VT Growth and Income Fund - Class IB Shares                                             960
WGIN8             Putnam VT Growth and Income Fund - Class IB Shares                                              --

UHSC1             Putnam VT Health Sciences Fund - Class IB Shares                                                --
UHSC2             Putnam VT Health Sciences Fund - Class IB Shares                                             3,226
WHSC7             Putnam VT Health Sciences Fund - Class IB Shares                                             1,048
WHSC6             Putnam VT Health Sciences Fund - Class IB Shares                                             4,713
UHSC4             Putnam VT Health Sciences Fund - Class IB Shares                                               748
WHSC5             Putnam VT Health Sciences Fund - Class IB Shares                                             1,099
WHSC4             Putnam VT Health Sciences Fund - Class IB Shares                                             2,659
WHSC3             Putnam VT Health Sciences Fund - Class IB Shares                                             1,039
WHSC8             Putnam VT Health Sciences Fund - Class IB Shares                                                --
WHSC2             Putnam VT Health Sciences Fund - Class IB Shares                                             2,971

UIGR1             Putnam VT International Equity Fund - Class IB Shares                                        2,591
UIGR2             Putnam VT International Equity Fund - Class IB Shares                                       34,327
WIGR7             Putnam VT International Equity Fund - Class IB Shares                                      209,374
PIGR1             Putnam VT International Equity Fund - Class IB Shares                                      362,591
UIGR4             Putnam VT International Equity Fund - Class IB Shares                                       42,743
EPL               Putnam VT International Equity Fund - Class IB Shares                                      138,757
WIGR4             Putnam VT International Equity Fund - Class IB Shares                                      260,316
WIGR3             Putnam VT International Equity Fund - Class IB Shares                                    3,436,550
WIGR8             Putnam VT International Equity Fund - Class IB Shares                                          565
WIGR2             Putnam VT International Equity Fund - Class IB Shares                                       31,214

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------------
UVCP1             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            116
UVCP2             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         21,940
UVCP3             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         20,060
UVCP4             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         18,319
WVCP5             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             --
WVCP3             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            952
WVCP8             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            300

UVGI1             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   120
UVGI2             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 3,070
UVGI3             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   311
UVGI4             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 5,278
WVGI5             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    --
WVGI3             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   119
WVGI8             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    --

UVRE1             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        --
UVRE2             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                     4,845
UVRE3             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        --
UVRE4             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       108
WVRE5             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       127
WVRE3             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        --
WVRE8             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        --

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                 PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                     0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                    0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund           0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                       0.650% to 0.560%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund            1.020% to 0.920%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund      0.610% to 0.535%


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                          MAXIMUM                    MAXIMUM
                                                                        ADJUSTMENT                 ADJUSTMENT
FUND                                                              (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.08%                      0.12%
AXP(R) Variable Portfolio - Equity Select Fund                             0.12%                      0.12%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                          N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  0.12%                      0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.


The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                 PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund           0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                       0.060% to 0.030%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund            0.080% to 0.055%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund      0.050% to 0.025%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                   $       609,576
UCMG2             AXP(R) Variable Portfolio - Cash Management Fund                                         1,878,678
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                         2,965,671
UCMG4             AXP(R) Variable Portfolio - Cash Management Fund                                         9,271,255
EMS               AXP(R) Variable Portfolio - Cash Management Fund                                        37,777,110
SCMG2             AXP(R) Variable Portfolio - Cash Management Fund                                        58,435,745
SCMG1             AXP(R) Variable Portfolio - Cash Management Fund                                        38,268,001

UBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                          112,046
UBND2             AXP(R) Variable Portfolio - Diversified Bond Fund                                          250,310
PBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                          177,673
UBND4             AXP(R) Variable Portfolio - Diversified Bond Fund                                          334,140
ESI               AXP(R) Variable Portfolio - Diversified Bond Fund                                        2,198,387
SBND2             AXP(R) Variable Portfolio - Diversified Bond Fund                                          534,577
SBND1             AXP(R) Variable Portfolio - Diversified Bond Fund                                        3,211,897

UDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  27,565
UDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 152,890
WDEI7             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 253,486
PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 279,597
UDEI4             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 250,384
WDEI5             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 210,881
WDEI4             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 216,525
WDEI3             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 234,784
SDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 225,443
WDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   3,985

UESL1             AXP(R) Variable Portfolio - Equity Select Fund                                                 499
UESL2             AXP(R) Variable Portfolio - Equity Select Fund                                               9,023
UESL3             AXP(R) Variable Portfolio - Equity Select Fund                                                 251
UESL4             AXP(R) Variable Portfolio - Equity Select Fund                                                 212
WESL5             AXP(R) Variable Portfolio - Equity Select Fund                                                 193
WESL3             AXP(R) Variable Portfolio - Equity Select Fund                                              10,193
WESL8             AXP(R) Variable Portfolio - Equity Select Fund                                                 135

UNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          54,213
UNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         439,837
WNDM7             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         278,678
PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       1,410,712
UNDM4             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         330,441
EGD               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         670,991
WNDM4             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         534,761
WNDM3             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         281,199
SNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       1,412,925
WNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          14,727

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
USVA1             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          $        19,627
USVA2             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   66,727
WSVA7             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   19,625
WSVA6             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   32,632
USVA4             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   36,691
WSVA5             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   25,425
WSVA4             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   40,213
WSVA3             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   26,520
WSVA8             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    3,237
WSVA2             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                      172

UFIF1             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            780,700
UFIF2             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          4,366,213
WFDI7             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          1,013,339
UFIF3             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          1,224,933
UFIF4             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          5,378,605
WFDI5             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            258,004
WFDI4             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          1,570,737
WFDI3             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                          1,483,973
SFDI1             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            746,769
WFDI2             AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                            707,598

UABA1             AIM V.I. Basic Value Fund, Series II Shares                                                108,898
UABA2             AIM V.I. Basic Value Fund, Series II Shares                                                552,103
UABA3             AIM V.I. Basic Value Fund, Series II Shares                                                 70,450
UABA4             AIM V.I. Basic Value Fund, Series II Shares                                                404,961
WABA5             AIM V.I. Basic Value Fund, Series II Shares                                                 11,328
WABA3             AIM V.I. Basic Value Fund, Series II Shares                                                 56,546
WABA8             AIM V.I. Basic Value Fund, Series II Shares                                                    134

UAAC1             AIM V.I. Capital Appreciation Fund, Series II Shares                                           218
UAAC2             AIM V.I. Capital Appreciation Fund, Series II Shares                                        24,711
UAAC3             AIM V.I. Capital Appreciation Fund, Series II Shares                                           250
UAAC4             AIM V.I. Capital Appreciation Fund, Series II Shares                                        18,708
WAAC5             AIM V.I. Capital Appreciation Fund, Series II Shares                                            83
WAAC3             AIM V.I. Capital Appreciation Fund, Series II Shares                                         1,237
WAAC8             AIM V.I. Capital Appreciation Fund, Series II Shares                                            22

UAAD1             AIM V.I. Capital Development Fund, Series II Shares                                         23,469
UAAD2             AIM V.I. Capital Development Fund, Series II Shares                                            100
UAAD3             AIM V.I. Capital Development Fund, Series II Shares                                         21,661
UAAD4             AIM V.I. Capital Development Fund, Series II Shares                                         13,338
WAAD5             AIM V.I. Capital Development Fund, Series II Shares                                            174
WAAD3             AIM V.I. Capital Development Fund, Series II Shares                                            174
WAAD8             AIM V.I. Capital Development Fund, Series II Shares                                            135

UGIP1             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 889,435
UGIP2             AllianceBernstein VP Growth and Income Portfolio (Class B)                               4,760,589
UGIP3             AllianceBernstein VP Growth and Income Portfolio (Class B)                               2,086,789
UGIP4             AllianceBernstein VP Growth and Income Portfolio (Class B)                               6,348,363
WGIP5             AllianceBernstein VP Growth and Income Portfolio (Class B)                                   2,257
WGIP3             AllianceBernstein VP Growth and Income Portfolio (Class B)                                   5,430
WGIP8             AllianceBernstein VP Growth and Income Portfolio (Class B)                                   1,247

UPRG1             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    263,503
UPRG2             AllianceBernstein VP Premier Growth Portfolio (Class B)                                  1,028,330
UPRG3             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    380,377
UPRG4             AllianceBernstein VP Premier Growth Portfolio (Class B)                                  1,521,752
EPP               AllianceBernstein VP Premier Growth Portfolio (Class B)                                    385,396
SPGR2             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    370,342
SPGR1             AllianceBernstein VP Premier Growth Portfolio (Class B)                                    646,298

UTEC1             AllianceBernstein VP Technology Portfolio (Class B)                                         21,537
UTEC2             AllianceBernstein VP Technology Portfolio (Class B)                                        262,649
UTEC3             AllianceBernstein VP Technology Portfolio (Class B)                                         69,608
UTEC4             AllianceBernstein VP Technology Portfolio (Class B)                                        323,091
ETC               AllianceBernstein VP Technology Portfolio (Class B)                                         49,329
STEC2             AllianceBernstein VP Technology Portfolio (Class B)                                        588,029
STEC1             AllianceBernstein VP Technology Portfolio (Class B)                                        618,708

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UEBC1             Evergreen VA Blue Chip Fund - Class 2                                              $        19,675
UEBC2             Evergreen VA Blue Chip Fund - Class 2                                                      175,052
UEBC3             Evergreen VA Blue Chip Fund - Class 2                                                       21,560
UEBC4             Evergreen VA Blue Chip Fund - Class 2                                                      109,252
WEBC5             Evergreen VA Blue Chip Fund - Class 2                                                       10,210
WEBC3             Evergreen VA Blue Chip Fund - Class 2                                                       22,167
WEBC8             Evergreen VA Blue Chip Fund - Class 2                                                        3,584

UECG1             Evergreen VA Capital Growth Fund - Class 2                                                  43,076
UECG2             Evergreen VA Capital Growth Fund - Class 2                                                 291,661
UECG3             Evergreen VA Capital Growth Fund - Class 2                                                  39,066
UECG4             Evergreen VA Capital Growth Fund - Class 2                                                 207,859
WECG5             Evergreen VA Capital Growth Fund - Class 2                                                  13,989
WECG3             Evergreen VA Capital Growth Fund - Class 2                                                  49,501
WECG8             Evergreen VA Capital Growth Fund - Class 2                                                   3,432

UECB1             Evergreen VA Core Bond Fund - Class 2                                                      370,292
UECB2             Evergreen VA Core Bond Fund - Class 2                                                      993,868
UECB3             Evergreen VA Core Bond Fund - Class 2                                                      318,812
UECB4             Evergreen VA Core Bond Fund - Class 2                                                      790,024
WECB5             Evergreen VA Core Bond Fund - Class 2                                                      110,696
WECB3             Evergreen VA Core Bond Fund - Class 2                                                      128,382
WECB8             Evergreen VA Core Bond Fund - Class 2                                                           15

UEEI1             Evergreen VA Equity Index Fund - Class 2                                                    39,381
UEEI2             Evergreen VA Equity Index Fund - Class 2                                                   421,082
UEEI3             Evergreen VA Equity Index Fund - Class 2                                                    30,537
UEEI4             Evergreen VA Equity Index Fund - Class 2                                                   176,278
WEEI5             Evergreen VA Equity Index Fund - Class 2                                                    10,197
WEEI3             Evergreen VA Equity Index Fund - Class 2                                                    27,755
WEEI8             Evergreen VA Equity Index Fund - Class 2                                                    20,419

UEFF1             Evergreen VA Foundation Fund - Class 2                                                      24,913
UEFF2             Evergreen VA Foundation Fund - Class 2                                                     161,845
UEFF3             Evergreen VA Foundation Fund - Class 2                                                       8,028
UEFF4             Evergreen VA Foundation Fund - Class 2                                                      26,795
WEFF5             Evergreen VA Foundation Fund - Class 2                                                     123,389
WEFF3             Evergreen VA Foundation Fund - Class 2                                                     127,287
WEFF8             Evergreen VA Foundation Fund - Class 2                                                         122

UEFD1             Evergreen VA Fund - Class 2                                                                    212
UEFD2             Evergreen VA Fund - Class 2                                                                    212
UEFD3             Evergreen VA Fund - Class 2                                                                    250
UEFD4             Evergreen VA Fund - Class 2                                                                    212
WEFD5             Evergreen VA Fund - Class 2                                                                    173
WEFD3             Evergreen VA Fund - Class 2                                                                    173
WEFD8             Evergreen VA Fund - Class 2                                                                    135

UEGO1             Evergreen VA Global Leaders Fund - Class 2                                                  19,244
UEGO2             Evergreen VA Global Leaders Fund - Class 2                                                 191,620
UEGO3             Evergreen VA Global Leaders Fund - Class 2                                                  24,020
UEGO4             Evergreen VA Global Leaders Fund - Class 2                                                 121,454
WEGO5             Evergreen VA Global Leaders Fund - Class 2                                                  10,882
WEGO3             Evergreen VA Global Leaders Fund - Class 2                                                  24,552
WEGO8             Evergreen VA Global Leaders Fund - Class 2                                                     157

UEGW1             Evergreen VA Growth and Income Fund - Class 2                                                4,118
UEGW2             Evergreen VA Growth and Income Fund - Class 2                                               37,439
UEGW3             Evergreen VA Growth and Income Fund - Class 2                                                  758
UEGW4             Evergreen VA Growth and Income Fund - Class 2                                                1,790
WEGW5             Evergreen VA Growth and Income Fund - Class 2                                                  175
WEGW3             Evergreen VA Growth and Income Fund - Class 2                                                  175
WEGW8             Evergreen VA Growth and Income Fund - Class 2                                               20,378

UEGR1             Evergreen VA Growth Fund - Class 2                                                          11,449
UEGR2             Evergreen VA Growth Fund - Class 2                                                         176,088
UEGR3             Evergreen VA Growth Fund - Class 2                                                          25,963
UEGR4             Evergreen VA Growth Fund - Class 2                                                          46,849
WEGR5             Evergreen VA Growth Fund - Class 2                                                           3,984
WEGR3             Evergreen VA Growth Fund - Class 2                                                           9,678
WEGR8             Evergreen VA Growth Fund - Class 2                                                             143

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UEHI1             Evergreen VA High Income Fund - Class 2                                            $       213,318
UEHI2             Evergreen VA High Income Fund - Class 2                                                    225,501
UEHI3             Evergreen VA High Income Fund - Class 2                                                    146,181
UEHI4             Evergreen VA High Income Fund - Class 2                                                    348,117
WEHI5             Evergreen VA High Income Fund - Class 2                                                    106,145
WEHI3             Evergreen VA High Income Fund - Class 2                                                     39,450
WEHI8             Evergreen VA High Income Fund - Class 2                                                        123

UEIG1             Evergreen VA International Equity Fund - Class 2                                            36,826
UEIG2             Evergreen VA International Equity Fund - Class 2                                           214,992
UEIG3             Evergreen VA International Equity Fund - Class 2                                            39,769
UEIG4             Evergreen VA International Equity Fund - Class 2                                           141,993
WEIG5             Evergreen VA International Equity Fund - Class 2                                            11,907
WEIG3             Evergreen VA International Equity Fund - Class 2                                         6,149,355
WEIG8             Evergreen VA International Equity Fund - Class 2                                               158

UEMA1             Evergreen VA Masters Fund - Class 2                                                         10,878
UEMA2             Evergreen VA Masters Fund - Class 2                                                         64,277
UEMA3             Evergreen VA Masters Fund - Class 2                                                         10,949
UEMA4             Evergreen VA Masters Fund - Class 2                                                         83,159
WEMA5             Evergreen VA Masters Fund - Class 2                                                          3,962
WEMA3             Evergreen VA Masters Fund - Class 2                                                         11,100
WEMA8             Evergreen VA Masters Fund - Class 2                                                            144

UEOE1             Evergreen VA Omega Fund - Class 2                                                           91,021
UEOE2             Evergreen VA Omega Fund - Class 2                                                          356,529
UEOE3             Evergreen VA Omega Fund - Class 2                                                           44,609
UEOE4             Evergreen VA Omega Fund - Class 2                                                          283,215
WEOE5             Evergreen VA Omega Fund - Class 2                                                           14,648
WEOE3             Evergreen VA Omega Fund - Class 2                                                           66,375
WEOE8             Evergreen VA Omega Fund - Class 2                                                            3,005

UESE1             Evergreen VA Special Equity Fund - Class 2                                                     211
UESE2             Evergreen VA Special Equity Fund - Class 2                                                   3,136
UESE3             Evergreen VA Special Equity Fund - Class 2                                                     250
UESE4             Evergreen VA Special Equity Fund - Class 2                                                  12,879
WESE5             Evergreen VA Special Equity Fund - Class 2                                                     173
WESE3             Evergreen VA Special Equity Fund - Class 2                                                  10,173
WESE8             Evergreen VA Special Equity Fund - Class 2                                                     135

UESM1             Evergreen VA Special Values Fund - Class 2                                                  74,447
UESM2             Evergreen VA Special Values Fund - Class 2                                                 479,278
UESM3             Evergreen VA Special Values Fund - Class 2                                                 153,601
UESM4             Evergreen VA Special Values Fund - Class 2                                                 398,458
WESM5             Evergreen VA Special Values Fund - Class 2                                                   6,857
WESM3             Evergreen VA Special Values Fund - Class 2                                                  36,707
WESM8             Evergreen VA Special Values Fund - Class 2                                                   2,465

UEST1             Evergreen VA Strategic Income Fund - Class 2                                               299,984
UEST2             Evergreen VA Strategic Income Fund - Class 2                                               153,871
UEST3             Evergreen VA Strategic Income Fund - Class 2                                                79,880
UEST4             Evergreen VA Strategic Income Fund - Class 2                                               382,229
WEST5             Evergreen VA Strategic Income Fund - Class 2                                                 4,364
WEST3             Evergreen VA Strategic Income Fund - Class 2                                                 7,000
WEST8             Evergreen VA Strategic Income Fund - Class 2                                                   127

UFCO1             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                    193,319
UFCO2             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                    664,188
UFCO3             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                    100,123
UFCO4             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                    353,625
WFCO5             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                      8,251
WFCO3             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                        807
WFCO8             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                        175

UFGR1             Fidelity(R) VIP Growth Portfolio Service Class 2                                            14,373
UFGR2             Fidelity(R) VIP Growth Portfolio Service Class 2                                            83,575
UFGR3             Fidelity(R) VIP Growth Portfolio Service Class 2                                            24,154
UFGR4             Fidelity(R) VIP Growth Portfolio Service Class 2                                            90,560
WFGR5             Fidelity(R) VIP Growth Portfolio Service Class 2                                            15,048
WFGR3             Fidelity(R) VIP Growth Portfolio Service Class 2                                            31,396
WFGR8             Fidelity(R) VIP Growth Portfolio Service Class 2                                                22

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UFMC1             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  $        82,659
UFMC2             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          687,220
WMDC7             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          501,949
WMDC6             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        1,121,808
UFMC4             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          442,751
WMDC5             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          185,016
WMDC4             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          469,888
WMDC3             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          462,280
WMDC8             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           24,454
WMDC2             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           46,375

UVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   19,635
UVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  105,393
WVAS7             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   65,369
PVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   65,380
UVAS4             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   50,835
WVAS5             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   66,540
WVAS4             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   85,474
WVAS3             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   64,716
WVAS8             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   44,687
WVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    3,347

UMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                             917,965
UMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                                           5,176,398
WMSS7             FTVIPT Mutual Shares Securities Fund - Class 2                                             648,392
PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                           2,872,136
UMSS4             FTVIPT Mutual Shares Securities Fund - Class 2                                           5,984,044
EMU               FTVIPT Mutual Shares Securities Fund - Class 2                                             933,998
WMSS4             FTVIPT Mutual Shares Securities Fund - Class 2                                             717,325
WMSS3             FTVIPT Mutual Shares Securities Fund - Class 2                                           1,081,141
SMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                                           1,787,541
WMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                                              95,497

UINT1             FTVIPT Templeton Foreign Securities Fund - Class 2                                         209,868
UINT2             FTVIPT Templeton Foreign Securities Fund - Class 2                                       1,229,606
UINT3             FTVIPT Templeton Foreign Securities Fund - Class 2                                         325,338
UINT4             FTVIPT Templeton Foreign Securities Fund - Class 2                                       1,478,680
WINT5             FTVIPT Templeton Foreign Securities Fund - Class 2                                         689,629
WINT3             FTVIPT Templeton Foreign Securities Fund - Class 2                                       9,504,955
WINT8             FTVIPT Templeton Foreign Securities Fund - Class 2                                       1,317,086

UNDS1             MFS(R) New Discovery Series - Service Class                                                 44,186
UNDS2             MFS(R) New Discovery Series - Service Class                                                270,583
PSND1             MFS(R) New Discovery Series - Service Class                                                158,244
UNDS4             MFS(R) New Discovery Series - Service Class                                                474,085
WSND5             MFS(R) New Discovery Series - Service Class                                                 17,154
WSND3             MFS(R) New Discovery Series - Service Class                                                  9,425
WSND8             MFS(R) New Discovery Series - Service Class                                                     22

UTRS1             MFS(R) Total Return Series - Service Class                                               1,193,218
UTRS2             MFS(R) Total Return Series - Service Class                                               5,406,823
PSTR1             MFS(R) Total Return Series - Service Class                                               2,842,509
UTRS4             MFS(R) Total Return Series - Service Class                                               6,379,890
WSTR5             MFS(R) Total Return Series - Service Class                                                  10,212
WSTR3             MFS(R) Total Return Series - Service Class                                                  23,854
WSTR8             MFS(R) Total Return Series - Service Class                                                   5,075

USUT1             MFS(R) Utilities Series - Service Class                                                        373
USUT2             MFS(R) Utilities Series - Service Class                                                     21,512
PSUT1             MFS(R) Utilities Series - Service Class                                                     60,615
USUT4             MFS(R) Utilities Series - Service Class                                                     12,757
WSUT5             MFS(R) Utilities Series - Service Class                                                      5,127
WSUT3             MFS(R) Utilities Series - Service Class                                                      8,378
WSUT8             MFS(R) Utilities Series - Service Class                                                         22

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UOCA1             Oppenheimer Capital Appreciation Fund/VA, Service Shares                           $         7,167
UOCA2             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                   110,084
UOCA3             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                    33,317
UOCA4             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                   172,447
WOCA5             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       215
WOCA3             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     4,110
WOCA8             Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       134

UOGS1             Oppenheimer Global Securities Fund/VA, Service Shares                                       19,658
UOGS2             Oppenheimer Global Securities Fund/VA, Service Shares                                      102,076
WOGS7             Oppenheimer Global Securities Fund/VA, Service Shares                                       13,575
WOGS6             Oppenheimer Global Securities Fund/VA, Service Shares                                      162,626
UOGS4             Oppenheimer Global Securities Fund/VA, Service Shares                                       54,049
WOGS5             Oppenheimer Global Securities Fund/VA, Service Shares                                       21,095
WOGS4             Oppenheimer Global Securities Fund/VA, Service Shares                                        5,209
WOGS3             Oppenheimer Global Securities Fund/VA, Service Shares                                       67,977
WOGS8             Oppenheimer Global Securities Fund/VA, Service Shares                                        8,205
WOGS2             Oppenheimer Global Securities Fund/VA, Service Shares                                          172

UOSM1             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   30,019
UOSM2             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                  161,744
UOSM3             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   53,836
UOSM4             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   71,961
WOSM5             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    3,516
WOSM3             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    7,903
WOSM8             Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   12,109

USTB1             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          56,636
USTB2             Oppenheimer Strategic Bond Fund/VA, Service Shares                                         163,797
WSTB7             Oppenheimer Strategic Bond Fund/VA, Service Shares                                         120,911
WSTB6             Oppenheimer Strategic Bond Fund/VA, Service Shares                                         217,924
USTB4             Oppenheimer Strategic Bond Fund/VA, Service Shares                                         159,808
WSTB5             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          10,170
WSTB4             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          82,372
WSTB3             Oppenheimer Strategic Bond Fund/VA, Service Shares                                          73,548
WSTB8             Oppenheimer Strategic Bond Fund/VA, Service Shares                                             141
WSTB2             Oppenheimer Strategic Bond Fund/VA, Service Shares                                             172

UGIN1             Putnam VT Growth and Income Fund - Class IB Shares                                         174,319
UGIN2             Putnam VT Growth and Income Fund - Class IB Shares                                         964,709
PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                                         690,759
UGIN4             Putnam VT Growth and Income Fund - Class IB Shares                                       1,065,941
EPG               Putnam VT Growth and Income Fund - Class IB Shares                                         497,345
WGIN3             Putnam VT Growth and Income Fund - Class IB Shares                                          20,400
WGIN8             Putnam VT Growth and Income Fund - Class IB Shares                                              22

UHSC1             Putnam VT Health Sciences Fund - Class IB Shares                                               211
UHSC2             Putnam VT Health Sciences Fund - Class IB Shares                                            30,762
WHSC7             Putnam VT Health Sciences Fund - Class IB Shares                                            11,117
WHSC6             Putnam VT Health Sciences Fund - Class IB Shares                                            57,767
UHSC4             Putnam VT Health Sciences Fund - Class IB Shares                                             7,211
WHSC5             Putnam VT Health Sciences Fund - Class IB Shares                                            16,435
WHSC4             Putnam VT Health Sciences Fund - Class IB Shares                                            32,115
WHSC3             Putnam VT Health Sciences Fund - Class IB Shares                                            10,315
WHSC8             Putnam VT Health Sciences Fund - Class IB Shares                                               134
WHSC2             Putnam VT Health Sciences Fund - Class IB Shares                                            29,019

UIGR1             Putnam VT International Equity Fund - Class IB Shares                                       34,719
UIGR2             Putnam VT International Equity Fund - Class IB Shares                                      367,176
WIGR7             Putnam VT International Equity Fund - Class IB Shares                                      366,589
PIGR1             Putnam VT International Equity Fund - Class IB Shares                                      842,422
UIGR4             Putnam VT International Equity Fund - Class IB Shares                                      445,401
EPL               Putnam VT International Equity Fund - Class IB Shares                                      715,602
WIGR4             Putnam VT International Equity Fund - Class IB Shares                                      282,378
WIGR3             Putnam VT International Equity Fund - Class IB Shares                                   17,414,473
WIGR8             Putnam VT International Equity Fund - Class IB Shares                                        5,885
WIGR2             Putnam VT International Equity Fund - Class IB Shares                                       93,227

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

SUBACCOUNT        INVESTMENT                                                                               PURCHASES
--------------------------------------------------------------------------------------------------------------------
UVCP1             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                $         1,299
UVCP2             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        203,857
UVCP3             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        171,643
UVCP4             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        188,838
WVCP5             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            173
WVCP3             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         12,936
WVCP8             Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          2,984

UVGI1             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 1,826
UVGI2             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                45,873
UVGI3             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 5,354
UVGI4             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                70,583
WVGI5             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   174
WVGI3             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 1,600
WVGI8             Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   135

UVRE1             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       228
UVRE2             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                    57,122
UVRE3             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       228
UVRE4             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                     1,469
WVRE5             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                     1,648
WVRE3             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       186
WVRE8             Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                       145

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                  UCMG1     UCMG2     PCMG1     UCMG4     EMS       SCMG2     SCMG1     UBND1(4)   UBND2(4)   PBND1
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.03    $ 1.00    $ 1.05    $ 1.03   $  1.24    $ 1.03    $  1.03         --        --    $ 1.05
At Dec. 31, 2001                 $ 1.06    $ 1.01    $ 1.08    $ 1.05   $  1.26    $ 1.05    $  1.05         --        --    $ 1.11
At Dec. 31, 2002                 $ 1.06    $ 1.01    $ 1.08    $ 1.05   $  1.26    $ 1.04    $  1.04     $ 1.04    $ 1.04    $ 1.16
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    554     2,828     2,250     3,857     8,409     3,980     11,399         --        --        99
At Dec. 31, 2002                    697     2,933     2,516     3,130     8,572     4,222     12,876         63       215       179

NET ASSETS (000S)
At Dec. 31, 2001                 $  586    $2,857    $2,423    $4,054   $10,625    $4,243    $11,962         --        --    $  111
At Dec. 31, 2002                 $  738    $2,965    $2,707    $3,284   $10,806    $4,477    $13,452     $   66    $  224    $  208
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   2.91%     2.80%     2.64%     2.99%     3.38%     3.53%      3.58%        --        --      6.43%
For the year ended Dec. 31, 2002   1.16%     1.16%     1.17%     1.15%     1.17%     1.14%      1.15%      5.29%     5.31%     5.09%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.00%     1.10%     1.25%     1.35%     1.40%     1.50%      1.60%        --        --      1.25%
For the year ended Dec. 31, 2002   1.00%     1.10%     1.25%     1.35%     1.40%     1.50%      1.60%      1.00%     1.10%     1.25%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   2.91%     1.00%     2.86%     1.94%     1.61%     1.94%      1.94%        --        --      5.71%
For the year ended Dec. 31, 2002   0.00%     0.00%     0.00%     0.00%     0.00%    (0.95%)    (0.95%)     4.00%     4.00%     4.50%
-----------------------------------------------------------------------------------------------------------------------------------

                                UBND4(4)     ESI      SBND2     SBND1   UDEI1(4)  UDEI2(4)    WDEI7       PDEI1   UDEI4(4)   WDEI5
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --   $  1.38    $ 1.03    $ 1.03        --        --     $ 1.08     $ 1.00       --    $ 1.08
At Dec. 31, 2001                     --   $  1.47    $ 1.09    $ 1.09        --        --     $ 1.09     $ 1.01       --    $ 1.09
At Dec. 31, 2002                 $ 1.04   $  1.53    $ 1.14    $ 1.14    $ 0.78    $ 0.78     $ 0.87     $ 0.81   $ 0.78    $ 0.87
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --     8,923       317     1,363        --        --        428        342       --       115
At Dec. 31, 2002                    309     7,272       264       894        26       187        573        536      309       238
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --   $13,122    $  347    $1,491        --        --     $  467     $  344       --    $  125
At Dec. 31, 2002                 $  321   $11,131    $  301    $1,016    $   20    $  146     $  501     $  432   $  242    $  207
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --      6.45%     6.38%     6.53%       --        --       1.19%      1.07%      --      1.32%
For the year ended Dec. 31, 2002   5.31%     5.06%     5.11%     5.08%     1.77%     2.06%      1.54%      1.56%    2.49%     1.62%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --      1.40%     1.50%     1.60%       --        --       1.20%      1.25%      --      1.40%
For the year ended Dec. 31, 2002   1.35%     1.40%     1.50%     1.60%     1.00%     1.10%      1.20%      1.25%    1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --      6.52%     5.83%     5.83%       --        --       0.93%      1.00%      --      0.93%
For the year ended Dec. 31, 2002   4.00%     4.08%     4.59%     4.59%   (22.00%)  (22.00%)   (20.18%)   (19.80%) (22.00%)  (20.18%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  WDEI4     WDEI3     SDEI1     WDEI2   UESL1(5)  UESL2(5)   UESL3(5)   UESL4(5)  WESL5(5)  WESL3(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.08    $ 1.08    $ 1.07    $ 1.08        --        --         --         --        --        --
At Dec. 31, 2001                 $ 1.09    $ 1.09    $ 1.08    $ 1.08        --        --         --         --        --        --
At Dec. 31, 2002                 $ 0.87    $ 0.87    $ 0.86    $ 0.86    $ 1.02    $ 1.02         --         --        --    $ 1.02
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    455       223       367        34        --        --         --         --        --        --
At Dec. 31, 2002                    608       368       179        36        --         9         --         --        --        11
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  495    $  242    $  396    $   37        --        --         --         --        --        --
At Dec. 31, 2002                 $  527    $  319    $  154    $   31        --    $    9         --         --        --    $   11
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   1.36%     1.34%     1.40%     1.24%       --        --         --         --        --        --
For the year ended Dec. 31, 2002   1.57%     1.58%     1.45%     1.55%       --        --         --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.45%     1.50%     1.60%     1.65%       --        --         --         --        --        --
For the year ended Dec. 31, 2002   1.45%     1.50%     1.60%     1.65%     1.00%     1.10%      1.25%      1.35%     1.40%     1.50%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   0.93%     0.93%     0.93%     0.00%       --        --         --         --        --        --
For the year ended Dec. 31, 2002 (20.18%)  (20.18%)  (20.37%)  (20.37%)    2.00%     2.00%        --         --        --      2.00%
-----------------------------------------------------------------------------------------------------------------------------------

                                 WESL8(5)   UNDM1     UNDM2     WNDM7     PNDM1     UNDM4      EGD        WNDM4     WNDM3    SNDM1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --    $ 0.92    $ 0.92    $ 0.86    $ 1.03    $ 0.92     $ 1.54     $ 0.86    $ 0.86   $ 0.90
At Dec. 31, 2001                     --    $ 0.76    $ 0.76    $ 0.71    $ 0.85    $ 0.75     $ 1.27     $ 0.71    $ 0.71   $ 0.74
At Dec. 31, 2002                     --    $ 0.59    $ 0.59    $ 0.55    $ 0.66    $ 0.58     $ 0.98     $ 0.54    $ 0.54   $ 0.57
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        20        81     1,471     3,478       193      4,237      1,815     3,128    2,896
At Dec. 31, 2002                     --        95       704     1,714     4,063       683      3,938      1,916     2,700    2,097
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --    $   15    $   61    $1,045    $3,005    $  145     $5,370     $1,284    $2,210   $2,139
At Dec. 31, 2002                     --    $   56    $  412    $  940    $2,696    $  396     $3,845     $1,043    $1,468   $1,190
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --      0.34%     0.43%     0.23%     0.24%     0.28%      0.23%      0.25%     0.24%    0.24%
For the year ended Dec. 31, 2002     --      0.55%     0.57%     0.51%     0.51%     0.56%      0.50%      0.49%     0.50%    0.50%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --      1.00%     1.10%     1.20%     1.25%     1.35%      1.40%      1.45%     1.50%    1.60%
For the year ended Dec. 31, 2002   1.60%     1.00%     1.10%     1.20%     1.25%     1.35%      1.40%      1.45%     1.50%    1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --    (17.39%)  (17.39%)  (17.44%)  (17.48%)  (18.48%)   (17.53%)   (17.44%)  (17.44%) (17.78%)
For the year ended Dec. 31, 2002     --    (22.37%)  (22.37%)  (22.54%)  (22.35%)  (22.67%)   (22.83%)   (23.94%)  (23.94%) (22.97%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  WNDM2   USVA1(4)  USVA2(4)  WSVA7(6)  WSVA6(6)  USVA4(4)   WSVA5(6)  WSVA4(6)  WSVA3(6)  WSVA8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 0.86        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                 $ 0.70        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.54    $ 0.79    $ 0.79    $ 0.79    $ 0.79    $ 0.79     $ 0.79    $ 0.79    $ 0.79    $ 0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    701        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    363        21        67        22        28        45         35        35        22         3
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  494        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  197    $   16    $   52    $   18    $   22    $   35     $   27    $   28    $   17    $    3
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   0.23%       --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   0.47%     0.30%     0.46%     0.39%     0.23%     0.55%      0.35%     0.21%     0.26%     0.99%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.65%       --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.65%     1.00%     1.10%     1.20%     1.25%     1.35%      1.40%     1.45%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001 (18.60%)      --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (22.86%)  (21.00%)  (21.00%)  (21.00%)  (21.00%)  (21.00%)   (21.00%)  (21.00%)  (21.00%)   (4.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                WSVA2(6)    UFIF1     UFIF2     WFDI7     UFIF3     UFIF4      WFDI5      WFDI4     WFDI3     SFDI1
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --    $ 1.06    $ 1.05    $ 1.07    $ 1.06    $ 1.06     $ 1.06     $ 1.05    $ 1.05    $ 1.06
At Dec. 31, 2001                     --    $ 1.11    $ 1.10    $ 1.12    $ 1.11    $ 1.11     $ 1.11     $ 1.10    $ 1.10    $ 1.11
At Dec. 31, 2002                     --    $ 1.17    $ 1.16    $ 1.17    $ 1.16    $ 1.16     $ 1.16     $ 1.15    $ 1.15    $ 1.16
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        30     2,495       805       799     1,321        117      1,473     1,609       424
At Dec. 31, 2002                     --       645     5,336     1,450     1,729     5,451        248      2,555     2,375       397
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --    $   33    $2,754    $  901    $  891    $1,469     $  130     $1,627    $1,770    $  470
At Dec. 31, 2002                     --    $  751    $6,163    $1,697    $2,015    $6,333     $  287     $2,942    $2,725    $  459
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --      4.25%     4.39%     4.47%     4.39%     4.41%      4.54%      4.48%     4.47%     4.48%
For the year ended Dec. 31, 2002     --      2.94%     2.88%     2.85%     2.89%     2.91%      2.84%      2.85%     2.86%     2.81%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --      1.00%     1.10%     1.20%     1.25%     1.35%      1.40%      1.45%     1.50%     1.60%
For the year ended Dec. 31, 2002   1.65%     1.00%     1.10%     1.20%     1.25%     1.35%      1.40%      1.45%     1.50%     1.60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --      4.72%     4.76%     4.67%     4.72%     4.72%      4.72%      4.76%     4.76%     4.72%
For the year ended Dec. 31, 2002     --      5.41%     5.45%     4.46%     4.50%     4.50%      4.50%      4.55%     4.55%     4.50%
-----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  WFDI2   UABA1(4)  UABA2(4)  UABA3(4)  UABA4(4)  WABA5(7)   WABA3(7)  WABA8(7)  UAAC1(5)  UAAC2(5)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.05        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                 $ 1.10        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 1.15    $ 0.76    $ 0.76    $ 0.76    $ 0.76    $ 0.95     $ 0.95    $ 0.95    $ 0.97    $ 0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    592        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                  1,155       113       711        90       517        11         40        --        --        26
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  651        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $1,323    $   86    $  539    $   68    $  391    $   10     $   38        --        --    $   25
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   4.58%       --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   2.82%     0.01%       --        --      0.01%     0.01%      0.01%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.65%       --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.65%     1.00%     1.10%     1.25%     1.35%     1.40%      1.50%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   4.76%       --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   4.55%   (24.00%)  (24.00%)  (24.00%)  (24.00%)   (5.00%)    (5.00%)   (5.00%)   (3.00%)   (3.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UAAC3(5)  UAAC4(5)  WAAC5(8)  WAAC3(8)  WAAC8(8)  UAAD1(4)   UAAD2(4)   UAAD3(4)  UAAD4(4)  WAAD5(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --         --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --        --
At Dec. 31, 2002                     --    $ 0.97        --    $ 0.79        --    $ 0.75         --     $ 0.75    $ 0.75        --
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --        --
At Dec. 31, 2002                     --        19        --         1        --        30         --         28        18        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --        --
At Dec. 31, 2002                     --    $   18        --    $    1        --    $   23         --     $   21    $   13        --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --        --
For the year ended Dec. 31, 2002   1.25%     1.35%     1.40%     1.50%     1.60%     1.00%      1.10%      1.25%     1.35%     1.40%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --        --
For the year ended Dec. 31, 2002     --     (3.00%)      --    (21.00%)      --    (25.00%)       --     (25.00%)  (25.00%)      --
-----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                WAAD3(5)  WAAD8(5)    UGIP1     UGIP2     UGIP3     UGIP4    WGIP5(5)  WGIP3(5)  WGIP8(5)    UPRG1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --    $ 0.97    $ 0.97    $ 0.97    $ 0.97         --        --        --    $ 0.80
At Dec. 31, 2001                     --        --    $ 0.97    $ 0.96    $ 0.96    $ 0.96         --        --        --    $ 0.65
At Dec. 31, 2002                     --        --    $ 0.74    $ 0.74    $ 0.74    $ 0.74     $ 0.95    $ 0.95    $ 0.95    $ 0.45
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --       640     3,601     2,152     4,722         --        --        --       741
At Dec. 31, 2002                     --        --     1,341     8,241     3,898    10,906          2         1         1     1,003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --    $  618    $3,469    $2,075    $4,531         --        --        --    $  485
At Dec. 31, 2002                     --        --    $  996    $6,105    $2,881    $8,027     $    2    $    1    $    1    $  450
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --      0.53%     0.35%     0.46%     0.45%        --        --        --        --
For the year ended Dec. 31, 2002     --        --      0.49%     0.55%     0.56%     0.57%        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --      1.00%     1.10%     1.25%     1.35%        --        --        --      1.00%
For the year ended Dec. 31, 2002   1.50%     1.60%     1.00%     1.10%     1.25%     1.35%      1.40%     1.50%     1.60%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --      0.00%    (1.03%)   (1.03%)   (1.03%)       --        --        --    (18.75%)
For the year ended Dec. 31, 2002     --        --    (23.71%)  (22.92%)  (22.92%)  (22.92%)    (5.00%)   (5.00%)   (5.00%)  (30.77%)
----------------------------------------------------------------------------------------------------------------------------------

                                  UPRG2     UPRG3     UPRG4      EPP      SPGR2     SPGR1      UTEC1     UTEC2     UTEC3     UTEC4
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 0.80    $ 0.80    $ 0.80    $ 0.96    $ 0.80    $ 0.86     $ 0.69    $ 0.69    $ 0.69    $ 0.69
At Dec. 31, 2001                 $ 0.65    $ 0.65    $ 0.65    $ 0.79    $ 0.65    $ 0.70     $ 0.51    $ 0.51    $ 0.51    $ 0.51
At Dec. 31, 2002                 $ 0.45    $ 0.45    $ 0.44    $ 0.54    $ 0.44    $ 0.48     $ 0.30    $ 0.29    $ 0.29    $ 0.29
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                  3,531     1,944     5,808     2,574     2,397     7,466        364     1,387       793     2,237
At Dec. 31, 2002                  4,459     2,042     7,706     2,312     1,162     4,631        372     1,530       684     2,423
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $2,308    $1,268    $3,782    $2,021    $1,557    $5,227     $  186    $  709    $  404    $1,140
At Dec. 31, 2002                 $1,994    $  909    $3,423    $1,238    $  514    $2,207     $  110    $  450    $  201    $  709
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.10%     1.25%     1.35%     1.40%     1.50%     1.60%      1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002   1.10%     1.25%     1.35%     1.40%     1.50%     1.60%      1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001 (18.75%)  (18.75%)  (18.75%)  (17.71%)  (18.75%)  (18.60%)   (26.09%)  (26.09%)  (26.09%)  (26.09%)
For the year ended Dec. 31, 2002 (30.77%)  (30.77%)  (32.31%)  (31.65%)  (32.31%)  (31.43%)   (41.18%)  (43.14%)  (43.14%)  (43.14%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  ETC       STEC2     STEC1   UEBC1(7)  UEBC2(7)  UEBC3(7)   UEBC4(7)  WEBC5(7)  WEBC3(7)  WEBC8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.08    $ 0.65    $ 0.70        --        --        --         --        --        --        --
At Dec. 31, 2001                 $ 0.79    $ 0.48    $ 0.51        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.46    $ 0.27    $ 0.29    $ 0.96    $ 0.96    $ 0.96     $ 0.96    $ 0.96    $ 0.96    $ 0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                  1,958     2,165     6,380        --        --        --         --        --        --        --
At Dec. 31, 2002                  1,387     1,976     3,655        12       170        20        108        10        14         3
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $1,555    $1,032    $3,256        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  632    $  540    $1,069    $   12    $  162    $   19     $  103    $    9    $   13    $    3
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --      1.99%     1.86%     1.42%      1.76%     1.59%     1.91%     2.30%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.40%     1.50%     1.60%       --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.40%     1.50%     1.60%     1.00%     1.10%     1.25%      1.35%     1.40%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001 (26.85%)  (26.15%)  (27.14%)      --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (41.77%)  (43.75%)  (43.14%)   (4.00%)   (4.00%)   (4.00%)    (4.00%)   (4.00%)   (4.00%)   (5.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UECG1(7)  UECG2(7)  UECG3(7)  UECG4(7)  WECG5(7)  WECG3(7)   WECG8(7)  UECB1(7)  UECB2(7)   UECB3(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.96    $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 0.95     $ 0.95    $ 1.04    $ 1.04    $ 1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     38       299        39       216        13        28          3       241       892       301
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $   37    $  285    $   38    $  206    $   13    $   26     $    3    $  251    $  927    $  313
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --      5.74%     6.72%     6.24%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.00%     1.10%     1.25%     1.35%     1.40%     1.50%      1.60%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (4.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)    (5.00%)    4.00%     4.00%     4.00%
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                UECB4(7)  WECB5(7)  WECB3(7)  WECB8(7)  UEEI1(7)  UEEI2(7)   UEEI3(7)  UEEI4(7)  WEEI5(7)  WEEI3(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 1.04    $ 1.04    $ 1.04    $ 1.04    $ 0.97    $ 0.97     $ 0.96    $ 0.96    $ 0.96    $ 0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    756       106        92        --        34       388         29       174         9        16
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  785    $  110    $   96        --    $   33    $  375     $   28    $  167    $    9    $   16
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   7.11%     8.91%     8.18%    11.41%    10.03%     8.33%      6.76%     9.43%     7.97%     8.30%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.35%     1.40%     1.50%     1.60%     1.00%     1.10%      1.25%     1.35%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   4.00%     4.00%     4.00%     4.00%    (3.00%)   (3.00%)    (4.00%)   (4.00%)   (4.00%)   (4.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                WEEI8(7)  UEFF1(7)  UEFF2(7)  UEFF3(7)   UEFF4(7) WEFF5(7)   WEFF3(7)  WEFF8(7)  UEFD1(5)  UEFD2(5)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.96    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     21        10       132         8        26        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $   20    $   10    $  132    $    8    $   26        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  11.32%     8.62%    10.00%    10.58%    15.62%     0.15%      0.08%     5.87%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.60%     1.00%     1.10%     1.25%     1.35%     1.40%      1.50%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (4.00%)    0.00%     0.00%     0.00%     0.00%     0.00%        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                UEFD3(5)  UEFD4(5)  WEFD5(5)  WEFD3(5)  WEFD8(5)  UEGO1(7)  UEGO2(7)   UEGO3(7)  UEGO4(7)  WEGO5(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                     --        --        --        --        --    $ 0.92    $ 0.92     $ 0.92    $ 0.92    $ 0.92
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                     --        --        --        --        --        12       192         23       124        10
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                     --        --        --        --        --    $   11    $  177     $   21    $  114    $    9
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --      4.63%     4.60%      3.50%     4.27%     3.79%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002   1.25%     1.35%     1.40%     1.50%     1.60%     1.00%     1.10%      1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --     (8.00%)   (8.00%)    (8.00%)   (8.00%)   (8.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                WEGO3(7)  WEGO8(7)  UEGW1(5)  UEGW2(5)  UEGW3(5)  UEGW4(5)  WEGW5(5)   WEGW3(5)  WEGW8(5)  UEGR1(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $ 0.92    $ 0.92    $ 0.96    $ 0.96    $ 0.96    $ 0.96        --         --    $ 0.96    $ 0.99
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                     13        --         3        35         1         2        --         --        21         8
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $   12        --    $    3    $   34        --    $    2        --         --    $   20    $    8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002   5.33%     1.85%     5.00%     7.13%     6.10%     5.74%     3.49%      3.49%     8.87%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002   1.50%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%      1.50%     1.60%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002  (8.00%)   (8.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)      --         --     (4.00%)   (1.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                UEGR2(7)  UEGR3(7)  UEGR4(7)  WEGR5(7)  WEGR3(7)  WEGR8(7)   UEHI1(7)  UEHI2(7) UEHI3(7)  UEHI4(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.99    $ 0.99    $ 0.99    $ 0.99    $ 0.98    $ 0.98     $ 1.04    $ 1.04    $ 1.04    $ 1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    173        26        47         4         6        --         95       202       133       336
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  171    $   25    $   46    $    4    $    5        --     $   98    $  209    $  138    $  347
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --      10.49%    16.72%    15.83%    14.80%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.10%     1.25%     1.35%     1.40%     1.50%     1.60%      1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (1.00%)   (1.00%)   (1.00%)   (1.00%)   (2.00%)   (2.00%)     4.00%     4.00%     4.00%     4.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WEHI5(7)  WEHI3(7)  WEHI8(7)  UEIG1(7)  UEIG2(7)  UEIG3(7)   UEIG4(7)  WEIG5(7) WEIG3(7)  WEIG8(7)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 1.04    $ 1.04        --    $ 0.93    $ 0.93    $ 0.93     $ 0.93    $ 0.93    $ 0.93    $ 0.93
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    103        19        --        31       213        40        145        12        14        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  107    $   20        --    $   28    $  198    $   37     $  135    $   11    $   13        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  14.68%    15.74%     6.60%     7.67%    10.28%     7.70%      9.60%     9.26%     1.12%     4.13%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.40%     1.50%     1.60%     1.00%     1.10%     1.25%      1.35%     1.40%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   4.00%     4.00%       --     (7.00%)   (7.00%)   (7.00%)    (7.00%)   (7.00%)   (7.00%)   (7.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                UEMA1(7)  UEMA2(7)  UEMA3(7)  UEMA4(7)  WEMA5(7)  WEMA3(7)  WEMA8(7)   UEOE1(7)  UEOE2(7)  UEOE3(7)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 0.95     $ 0.96    $ 0.96    $ 0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                      7        64        11        83         4         6        --         86       351        42
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $    7    $   61    $   10    $   79    $    3    $    5        --     $   83    $  338    $   41
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --        --         --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002   1.00%     1.10%     1.25%     1.35%     1.40%     1.50%     1.60%      1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002  (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)    (4.00%)   (4.00%)   (4.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UEOE4(7)  WEOE5(7)  WEOE3(7)  WEOE8(7)  UESE1(5)  UESE2(5)  UESE3(5)   UESE4(5)  WESE5(5)  WESE3(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $ 0.96    $ 0.96    $ 0.96    $ 0.96        --    $ 0.96        --     $ 0.96        --    $ 0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                    276        13        44         3        --         3        --         13        --        10
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --        --         --        --        --
At Dec. 31, 2002                 $  266    $   13    $   42    $    3        --    $    3        --     $   12        --    $   10
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --        --         --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002   1.35%     1.40%     1.50%     1.60%     1.00%     1.10%     1.25%      1.35%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --        --         --        --        --
For the year ended Dec. 31, 2002  (4.00%)   (4.00%)   (4.00%)   (4.00%)      --     (4.00%)      --      (4.00%)      --     (4.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                WESE8(5)  UESM1(7)  UESM2(7)  UESM3(7)  UESM4(7)  WESM5(7)   WESM3(7)  WESM8(7)  UEST1(7)  UEST2(7)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     --    $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 0.95     $ 0.95    $ 0.95        --    $ 1.08
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     --        75       482       157       396         7         22         2        --       137
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     --    $   71    $  460    $  150    $  378    $    6     $   21    $    2        --    $  149
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --      0.44%     0.60%     0.81%     0.70%     0.68%      0.62%     0.79%       --     38.38%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.60%     1.00%     1.10%     1.25%     1.35%     1.40%      1.50%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --     (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)    (5.00%)   (5.00%)      --      8.00%
----------------------------------------------------------------------------------------------------------------------------------

                                UEST3(7)  UEST4(7)  WEST5(7)  WEST3(7)  WEST8(7)  UFCO1(4)   UFCO2(4)  UFCO3(4)  UFCO4(4)  WFCO5(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 1.08    $ 1.08    $ 1.08    $ 1.08        --    $ 0.86     $ 0.86    $ 0.86    $ 0.86    $ 0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     74       325         4         6        --       209        740       115       395         8
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $   80    $  352    $    4    $    7        --    $  181     $  639    $   99    $  341    $    8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  24.56%    19.27%    29.59%    23.05%       --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.25%     1.35%     1.40%     1.50%     1.60%     1.00%      1.10%     1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   8.00%     8.00%     8.00%     8.00%       --    (14.00%)   (14.00%)  (14.00%)  (14.00%)   (3.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                 WFCO3(5)  WFCO8(5)  UFGR1(4)  UFGR2(4)  UFGR3(4)  UFGR4(4)   WFGR5(8)  WFGR3(8)   WFGR8(8) UFMC1(4)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.97        --    $ 0.75    $ 0.75    $ 0.75    $ 0.75     $ 0.73    $ 0.73        --    $ 0.85
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                      1        --        18       108        31       108         14        41        --        94
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $    1        --    $   13    $   80    $   23    $   80     $   10    $   30        --    $   80
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.50%     1.60%     1.00%     1.10%     1.25%     1.35%      1.40%     1.50%     1.60%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (3.00%)      --    (25.00%)  (25.00%)  (25.00%)  (25.00%)   (27.00%)  (27.00%)      --    (15.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UFMC2(4)  WMDC7(9)  WMDC6(9)  UFMC4(4)  WMDC5(9)  WMDC4(9)   WMDC3(9)  WMDC8(8)  WMDC2(9)  UVAS1(4)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --    $ 1.06    $ 1.06        --    $ 1.06    $ 1.06     $ 1.06        --    $ 1.06        --
At Dec. 31, 2002                 $ 0.85    $ 0.95    $ 0.95    $ 0.85    $ 0.94    $ 0.94     $ 0.94    $ 0.89    $ 0.94    $ 0.80
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --       667       522        --        94       367        156        --         8        --
At Dec. 31, 2002                    773     1,005     1,445       503       250       723        559        27        42        24
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --    $  711    $  556        --    $  100    $  390     $  165        --    $    8        --
At Dec. 31, 2002                 $  655    $  951    $1,366    $  426    $  236    $  681     $  526    $   24    $   40    $   19
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --      0.71%     0.52%       --      0.52%     0.64%      0.50%       --      0.35%     0.01%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --      1.20%     1.25%       --      1.40%     1.45%      1.50%       --      1.65%       --
For the year ended Dec. 31, 2002   1.10%     1.20%     1.25%     1.35%     1.40%     1.45%      1.50%     1.60%     1.65%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --      6.00%     6.00%       --      6.00%     6.00%      6.00%       --      6.00%       --
For the year ended Dec. 31, 2002 (15.00%)  (10.38%)  (10.38%)  (15.00%)  (11.32%)  (11.32%)    (6.00%)  (11.00%)  (11.32%)  (20.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                UVAS2(4)  WVAS7(6)    PVAS1   UVAS4(4)  WVAS5(8)  WVAS4(6)   WVAS3(8)  WVAS8(8)   WVAS2(6)   UMSS1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --    $ 1.29        --        --        --         --        --        --    $ 1.09
At Dec. 31, 2001                     --        --    $ 1.45        --        --        --         --        --        --    $ 1.16
At Dec. 31, 2002                 $ 0.80    $ 0.79    $ 1.30    $ 0.80    $ 0.88    $ 0.79     $ 0.88        --    $ 0.79    $ 1.01
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --         2        --        --        --         --        --        --        61
At Dec. 31, 2002                    127        59        47        61        55        96         61        --         4       753
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --    $    3        --        --        --         --        --        --    $   71
At Dec. 31, 2002                 $  102    $   47    $   61    $   49    $   48    $   76     $   53        --    $    3    $  762
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --      0.58%       --        --        --         --        --        --      1.62%
For the year ended Dec. 31, 2002     --      0.35%     0.27%       --      0.44%     0.27%      0.05%     1.04%     0.08%     0.75%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --      1.25%       --        --        --         --        --        --      1.00%
For the year ended Dec. 31, 2002   1.10%     1.20%     1.25%     1.35%     1.40%     1.45%      1.50%     1.60%     1.65%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --     12.40%       --        --        --         --        --        --      6.42%
For the year ended Dec. 31, 2002 (20.00%)  (21.00%)  (10.34%)  (20.00%)  (12.00%)  (21.00%)   (12.00%)      --    (21.00%)  (12.93%)
----------------------------------------------------------------------------------------------------------------------------------

                                 UMSS2     WMSS7     PMSS1     UMSS4      EMU      WMSS4     WMSS3      SMSS1     WMSS2     UINT1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.09    $ 1.18    $ 1.16    $ 1.09    $ 1.17    $ 1.11     $ 1.11    $ 1.19    $ 1.11    $ 1.02
At Dec. 31, 2001                 $ 1.16    $ 1.25    $ 1.22    $ 1.15    $ 1.23    $ 1.17     $ 1.17    $ 1.25    $ 1.17    $ 0.85
At Dec. 31, 2002                 $ 1.01    $ 1.08    $ 1.06    $ 1.00    $ 1.07    $ 1.02     $ 1.02    $ 1.09    $ 1.02    $ 0.68
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                  1,321       521       252     1,374       546       691        324       473        41       324
At Dec. 31, 2002                  5,681       875     2,393     6,327       966     1,165      1,063       690       123       513
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $1,530    $  649    $  307    $1,585    $  674    $  812     $  380    $  593    $   48    $  275
At Dec. 31, 2002                 $5,737    $  950    $2,547    $6,347    $1,037    $1,189     $1,084    $  751    $  125    $  350
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   0.63%     1.58%     1.02%     1.21%     2.10%     1.42%      4.13%     3.19%     0.04%     2.18%
For the year ended Dec. 31, 2002   0.89%     0.91%     0.87%     0.91%     0.96%     0.88%      0.99%     1.38%     0.71%     1.41%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.10%     1.20%     1.25%     1.35%     1.40%     1.45%      1.50%     1.60%     1.65%     1.00%
For the year ended Dec. 31, 2002   1.10%     1.20%     1.25%     1.35%     1.40%     1.45%      1.50%     1.60%     1.65%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   6.42%     5.93%     5.17%     5.50%     5.13%     5.41%      5.41%     5.04%     5.41%   (16.67%)
For the year ended Dec. 31, 2002 (12.93%)  (13.60%)  (13.11%)  (13.04%)  (13.01%)  (12.82%)   (12.82%)  (12.80%)  (12.82%)  (20.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  UINT2     UINT3     UINT4   WINT5(8)  WINT3(8)  WINT8(8)     UNDS1     UNDS2     PSND1     UNDS4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 1.02    $ 1.02    $ 1.02        --        --        --     $ 1.01    $ 1.01    $ 0.93    $ 1.01
At Dec. 31, 2001                 $ 0.85    $ 0.84    $ 0.84        --        --        --     $ 0.95    $ 0.95    $ 0.87    $ 0.94
At Dec. 31, 2002                 $ 0.68    $ 0.68    $ 0.68    $ 0.84    $ 0.84    $ 0.84     $ 0.64    $ 0.64    $ 0.58    $ 0.63
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    887       514     1,576        --        --        --        115       317       293       454
At Dec. 31, 2002                  2,059       866     2,373       286        76       330        165       569       441       832
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  750    $  433    $1,327        --        --        --     $  109    $  300    $  258    $  428
At Dec. 31, 2002                 $1,402    $  588    $1,605    $  240    $   64    $  276     $  106    $  363    $  260    $  527
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   1.23%     1.23%     2.64%       --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.64%     1.65%     1.92%     3.03%     1.47%     4.10%        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.10%     1.25%     1.35%       --        --        --       1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002   1.10%     1.25%     1.35%     1.40%     1.50%     1.60%      1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001 (16.67%)  (17.65%)  (17.65%)      --        --        --      (5.94%)   (5.94%)   (6.45%)   (6.93%)
For the year ended Dec. 31, 2002 (20.00%)  (19.05%)  (19.05%)  (16.00%)  (16.00%)  (16.00%)   (32.63%)  (32.63%)  (33.33%)  (32.98%)
----------------------------------------------------------------------------------------------------------------------------------

                                WSND5(8)  WSND3(8)  WSND8(8)    UTRS1     UTRS2     PSTR1      UTRS4   WSTR5(8)  WSTR3(8)  WSTR8(8)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --    $ 1.12    $ 1.12    $ 1.06     $ 1.11        --        --        --
At Dec. 31, 2001                     --        --        --    $ 1.10    $ 1.10    $ 1.05     $ 1.10        --        --        --
At Dec. 31, 2002                 $ 0.73    $ 0.73        --    $ 1.04    $ 1.03    $ 0.98     $ 1.03    $ 0.93    $ 0.93    $ 0.93
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --       792     3,440     1,861      3,493        --        --        --
At Dec. 31, 2002                     20         9        --     1,585     7,687     3,949      8,646        11        26         6
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --    $  875    $3,794    $1,953     $3,839        --        --        --
At Dec. 31, 2002                 $   15    $    7        --    $1,640    $7,937    $3,873     $8,870    $   10    $   24    $    5
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --      0.90%     0.88%     0.89%      0.87%       --        --        --
For the year ended Dec. 31, 2002     --        --        --      1.39%     1.43%     1.41%      1.46%     0.06%     0.01%     0.03%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --      1.00%     1.10%     1.25%      1.35%       --        --        --
For the year ended Dec. 31, 2002   1.40%     1.50%     1.60%     1.00%     1.10%     1.25%      1.35%     1.40%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --     (1.79%)   (1.79%)   (0.94%)    (0.90%)      --        --        --
For the year ended Dec. 31, 2002 (27.00%)  (27.00%)      --     (5.45%)   (6.36%)   (6.67%)    (6.36%)   (7.00%)   (7.00%)   (7.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                USUT1(4)  USUT2(4)    PSUT1   USUT4(4)  WSUT5(8)  WSUT3(8)   WSUT8(8)  UOCA1(4)  UOCA2(4)  UOCA3(4)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --    $ 1.01        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --    $ 0.75        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.87    $ 0.87    $ 0.57    $ 0.87    $ 0.85    $ 0.85         --    $ 0.78    $ 0.78    $ 0.78
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --       126        --        --        --         --        --        --        --
At Dec. 31, 2002                     --        23       209         5         6        10         --         9       141        39
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --    $   95        --        --        --         --        --        --        --
At Dec. 31, 2002                     --    $   20    $  119    $    5    $    5    $    8         --    $    7    $  111    $   30
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --      2.76%       --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --      2.30%       --      0.02%     0.09%      3.10%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --      1.25%       --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.00%     1.10%     1.25%     1.35%     1.40%     1.50%      1.60%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --    (25.74%)      --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (13.00%)  (13.00%)  (24.00%)  (13.00%)  (15.00%)  (15.00%)       --    (22.00%)  (22.00%)  (22.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UOCA4(4)  WOCA5(5)  WOCA3(5)  WOCA8(5)  UOGS1(4)  UOGS2(4)   WOGS7(6)  WOGS6(6)  UOGS4(4)  WOGS5(6)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.78    $ 0.97    $ 0.97    $ 0.97    $ 0.77    $ 0.77     $ 0.77    $ 0.77    $ 0.77    $ 0.77
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    163        --         4        --        25       123         13       190        56        12
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  127        --    $    4        --    $   19    $   95     $   10    $  147    $   43    $    9
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.35%     1.40%     1.50%     1.60%     1.00%     1.10%      1.20%     1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (22.00%)   (3.00%)   (3.00%)   (3.00%)  (23.00%)  (23.00%)   (23.00%)  (23.00%)  (23.00%)  (23.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                WOGS4(6)  WOGS3(6)  WOGS8(5)  WOGS2(6)  UOSM1(4)  UOSM2(4)   UOSM3(4)  UOSM4(4)  WOSM5(7)  WOSM3(7)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.77    $ 0.77    $ 0.93        --    $ 0.79    $ 0.79     $ 0.79    $ 0.79    $ 0.95    $ 0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                      6        78         9        --        33       199         65        87         4         5
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $    5    $   60    $    8        --    $   26    $  158     $   52    $   69    $    3    $    4
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.45%     1.50%     1.60%     1.65%     1.00%     1.10%      1.25%     1.35%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (23.00%)  (23.00%)   (7.00%)      --    (21.00%)  (21.00%)   (21.00%)  (21.00%)   (5.00%)   (5.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                WOSM8(7)  USTB1(4)  USTB2(4)  WSTB7(6)  WSTB6(6)  USTB4(4)   WSTB5(6)  WSTB4(6)  WSTB3(6)  WSTB8(5)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.95    $ 1.04    $ 1.04    $ 1.03    $ 1.03    $ 1.03     $ 1.03    $ 1.03    $ 1.03        --
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     13        38       161       111       212       148         10        83        73        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $   12    $   39    $  167    $  114    $  219    $  153     $   10    $   85    $   76        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.60%     1.00%     1.10%     1.20%     1.25%     1.35%      1.40%     1.45%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (5.00%)    4.00%     4.00%     3.00%     3.00%     3.00%      3.00%     3.00%     3.00%       --
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                WSTB2(6)    UGIN1     UGIN2     PGIN1     UGIN4      EPG     WGIN3(8)  WGIN8(8)  UHSC1(5)  UHSC2(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --    $ 1.07    $ 1.07    $ 1.03    $ 1.07    $ 1.26         --        --        --        --
At Dec. 31, 2001                     --    $ 0.99    $ 0.99    $ 0.95    $ 0.98    $ 1.16         --        --        --        --
At Dec. 31, 2002                     --    $ 0.79    $ 0.79    $ 0.76    $ 0.79    $ 0.93     $ 0.81        --        --    $ 0.98
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --       287     1,166       963     1,109     6,280         --        --        --        --
At Dec. 31, 2002                     --       379     1,991     1,583     1,879     5,706         22        --        --        31
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --    $  285    $1,153    $  918    $1,091    $7,290         --        --        --        --
At Dec. 31, 2002                     --    $  301    $1,576    $1,208    $1,478    $5,291     $   18        --        --    $   30
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --      0.19%     0.44%     0.70%     0.72%     1.62%        --        --        --        --
For the year ended Dec. 31, 2002     --      1.73%     1.39%     1.37%     1.33%     1.59%      0.01%     1.89%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --      1.00%     1.10%     1.25%     1.35%     1.40%        --        --        --        --
For the year ended Dec. 31, 2002   1.65%     1.00%     1.10%     1.25%     1.35%     1.40%      1.50%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --     (7.48%)   (7.48%)   (7.77%)   (8.41%)   (7.94%)       --        --        --        --
For the year ended Dec. 31, 2002     --    (20.20%)  (20.20%)  (20.00%)  (19.39%)  (19.83%)   (19.00%)      --        --     (2.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                WHSC7(6)  WHSC6(6)  UHSC4(5)  WHSC5(6)  WHSC4(6)  WHSC3(6)   WHSC8(5)  WHSC2(6)  UIGR1(4)   UIGR2(4)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.84    $ 0.84    $ 0.97    $ 0.84    $ 0.84    $ 0.84         --    $ 0.84    $ 0.80    $ 0.80
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                     12        52         7        12        30        12         --        33        33       436
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $   10    $   44    $    7    $   10    $   25    $   10         --    $   28    $   26    $  347
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.20%     1.25%     1.35%     1.40%     1.45%     1.50%      1.60%     1.65%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002 (16.00%)  (16.00%)   (3.00%)  (16.00%)  (16.00%)  (16.00%)       --    (16.00%)  (20.00%)  (20.00%)
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                  WIGR7     PIGR1   UIGR4(4)     EPL      WIGR4     WIGR3    WIGR8(8)   WIGR2    UVCP1(5) UVCP2(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $ 0.83    $ 1.15        --    $ 1.19    $ 0.75    $ 0.75         --    $ 0.75        --        --
At Dec. 31, 2001                 $ 0.65    $ 0.90        --    $ 0.93    $ 0.59    $ 0.59         --    $ 0.59        --        --
At Dec. 31, 2002                 $ 0.53    $ 0.73    $ 0.79    $ 0.76    $ 0.48    $ 0.48     $ 0.85    $ 0.47    $ 0.98    $ 0.98
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                  3,906     4,731        --     1,775     6,094     4,040         --       730        --        --
At Dec. 31, 2002                  3,982     4,994       544     1,856     5,517     3,437          7       666         1       203
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $2,550    $4,269        --    $1,651    $3,579    $2,371         --    $  427        --        --
At Dec. 31, 2002                 $2,115    $3,662    $  432    $1,401    $2,629    $1,635     $    6    $  315    $    1    $  199
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   0.27%     0.25%       --      0.31%     0.25%     0.27%        --      0.27%       --        --
For the year ended Dec. 31, 2002   0.84%     0.83%       --      0.87%     0.86%     0.86%      0.03%     0.85%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001   1.20%     1.25%       --      1.40%     1.45%     1.50%        --      1.65%       --        --
For the year ended Dec. 31, 2002   1.20%     1.25%     1.35%     1.40%     1.45%     1.50%      1.60%     1.65%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001 (21.69%)  (21.74%)      --    (21.85%)  (21.33%)  (21.33%)       --    (21.33%)      --        --
For the year ended Dec. 31, 2002 (18.46%)  (18.89%)  (21.00%)  (18.28%)  (18.64%)  (18.64%)   (15.00%)  (20.34%)   (2.00%)   (2.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                UVCP3(5)  UVCP4(5)  WVCP5(5)  WVCP3(5)  WVCP8(5)  UVGI1(5)   UVGI2(5)  UVGI3(5)  UVGI4(5)  WVGI5(5)
                                ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $ 0.98    $ 0.98        --    $ 0.98    $ 0.98    $ 0.96     $ 0.96    $ 0.96    $ 0.96        --
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                    186       169        --         9         3         2         43         4        74        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --        --        --        --
At Dec. 31, 2002                 $  182    $  166        --    $    9    $    3    $    2     $   41    $    4    $   71        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002     --        --        --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002   1.25%     1.35%     1.40%     1.50%     1.60%     1.00%      1.10%     1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --        --        --        --
For the year ended Dec. 31, 2002  (2.00%)   (2.00%)      --     (2.00%)   (2.00%)   (4.00%)    (4.00%)   (4.00%)   (4.00%)      --
----------------------------------------------------------------------------------------------------------------------------------




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                WVGI3(5)  WVGI8(5)  UVRE1(5)  UVRE2(5)  UVRE3(5)  UVRE4(5)   WVRE5(5)   WVRE3(5)  WVRE8(5)
                                ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                     --        --        --        --        --        --         --         --        --
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --
At Dec. 31, 2002                 $ 0.96        --        --    $ 0.96        --    $ 0.96     $ 0.96         --        --
-------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --
At Dec. 31, 2002                      2        --        --        57        --         1          1         --        --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     --        --        --        --        --        --         --         --        --
At Dec. 31, 2002                 $    2        --        --    $   55        --    $    1     $    1         --        --
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --
For the year ended Dec. 31, 2002     --        --      9.85%    28.93%     9.84%    16.60%     20.68%      9.84%     9.84%
-------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --
For the year ended Dec. 31, 2002   1.50%     1.60%     1.00%     1.10%     1.25%     1.35%      1.40%      1.50%     1.60%
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     --        --        --        --        --        --         --         --        --
For the year ended Dec. 31, 2002  (4.00%)      --        --    (4.00%)       --     (4.00%)    (4.00%)       --        --
-------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4) Operations commenced on May 21, 2002.

(5) Operations commenced on Aug. 30, 2002.

(6) Operations commenced on May 1, 2002.

(7) Operations commenced on July 31, 2002.

(8) Operations commenced on March 1, 2002.

(9) Operations commenced on May 1, 2001.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                                                             45272-20 F (11/03)

                      STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC

                                VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  NOV. 6, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

Table of Contents


Performance Information                                              p.   3

Calculating Annuity Payouts                                          p.  22

Rating Agencies                                                      p.  23

Principal Underwriter                                                p.  23

Independent Auditors                                                 p.  23

Condensed Financial Information (Unaudited)                          p.  24


Financial Statements

--------------------------------------------------------------------------------
2   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of)n = ERV

where:                  P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

--------------------------------------------------------------------------------
3   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                       Since
Subaccount  Investing in:                                 Since commencement(b)    1 year   5 years     10 years   commencement
           AXP(R) Variable Portfolio -
UCMG9         Cash Management Fund (10/03; 10/81)(1)               --%              (8.83%)    0.76%      1.29%      3.13%
UBND9         Diversified Bond Fund (10/03; 10/81)                 --               (4.86)     0.99       3.94       6.97
              (previously AXP(R) Variable Portfolio - Bond
              Fund)
UDEI3         Diversified Equity Income Fund (10/03; 9/99)         --              (27.08)       --         --      (8.36)
UGRO9         Growth Fund (10/03; 9/99)                            --              (33.48)       --         --     (22.66)
UNDM9         New Dimensions Fund(R) (10/03; 5/96)                 --              (29.67)    (3.16)        --       2.12
USVA9         Partners Small Cap Value Fund (10/03; 8/01)          --              (20.85)       --         --     (11.45)
USPF9         S&P 500 Index Fund (10/03; 5/00)                     --              (30.14)       --         --     (21.04)
UFIF9         Short Duration U.S. Government Bond Fund
              (10/03; 9/99)                                        --               (4.61)       --         --       2.19
              (previously AXP(R) Variable Portfolio -
              Federal Income Fund)
           AIM V.I.
UABA9         Basic Value Fund, Series II Shares (10/03;
              9/01)(2)                                             --              (30.13)       --         --     (22.63)
UAAD9         Capital Development Fund, Series II Shares
              (10/03; 5/98)(2)                                     --              (29.41)       --         --      (4.57)
UAVA9         Premier Equity Fund, Series II Shares (10/03;
              5/93)(2)                                             --              (37.41)    (5.45)        --       4.76
              AllianceBernstein Variable Product Series
              Fund, Inc.
UGIP9         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (10/03; 1/91)(3)                 --              (30.01)     0.20       8.02       7.15
UPRG9         AllianceBernstein VP Premier Growth Portfolio
              (Class B) (10/03; 6/92)(4)                           --              (37.76)    (4.66)      6.16       7.02
UTEC9         AllianceBernstein VP Technology Portfolio
              (Class B) (10/03; 1/96)(5)                           --              (47.67)    (3.65)        --      (0.91)
UAGR9         AllianceBernstein VP Total Return Portfolio
              (Class B) (10/03; 12/92)(6)                          --              (19.64)    (3.18)      2.85       2.84
           Fidelity(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class 2
              (10/03; 1/95)(7)                                     --              (18.56)     0.19         --       9.02
UFGR9         Growth Portfolio Service Class 2 (10/03;
              10/86)(7)                                            --              (37.28)    (3.79)      5.27       7.24
UFMC9         Mid Cap Portfolio Service Class 2 (10/03;
              12/98)(7)                                            --              (18.94)       --         --      11.97
UFOV9         Overseas Portfolio Service Class 2 (10/03;
              1/87)(7)                                             --              (28.37)    (7.25)      1.63       1.21
           FTVIPT
URES9         Franklin Real Estate Fund - Class 2 (10/03;
              1/89)(8)                                             --               (8.00)    (0.87)      6.96       6.54
USMC9         Franklin Small Cap Fund - Class 2 (10/03;
              11/95)(8)                                            --              (35.81)    (2.25)        --       4.03
UVAS9         Franklin Small Cap Value Securities Fund -
              Class 2 (10/03; 5/98)(8)                             --              (18.25)       --         --      (2.88)
UMSS9         Mutual Shares Securities Fund - Class 2
              (10/03; 11/96)(8)                                    --              (20.56)     0.63         --       3.57
UINT9         Templeton Foreign Securities Fund - Class 2
              (10/03; 5/92)(9)                                     --              (26.66)    (5.34)      4.71       3.60
           MFS(R)
UGRS9         Investors Growth Stock Series - Service Class
              (10/03; 5/99)(10)                                    --              (34.93)       --         --     (12.44)
UNDS9         New Discovery Series - Service Class (10/03;
              5/98)(10)                                            --              (38.63)       --         --      (0.86)
UTRS9         Total Return Series - Service Class (10/03;
              1/95)(10)                                            --              (14.72)     1.53         --       7.54
USUT9         Utilities Series - Service Class (10/03;
              1/95)(10)                                            --              (30.58)    (3.94)        --       5.81
           Oppenheimer Variable Account Funds
UOCA9         Capital Appreciation Fund/VA, Service Shares
              (10/03; 4/85)                                        --              (34.37)    (1.06)      7.03       8.44
UOGS9         Global Securities Fund/VA, Service Shares
              (10/03; 11/90)                                       --              (30.11)     1.93       8.73       6.26
UOHI9         High Income Fund/VA, Service Shares (10/03;
              4/86)                                                --              (12.23)    (3.26)      3.62       6.10
UOSM9         Main Street Small Cap Fund/VA, Service Shares
              (10/03; 5/98)                                        --              (24.84)       --         --      (4.23)
USTB9         Strategic Bond Fund/VA, Service Shares (10/03;
              5/93)(11)                                            --               (3.58)     1.14         --       2.98


--------------------------------------------------------------------------------
4   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002
(continued)

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
           Putnam Variable Trust
UGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (10/03; 2/88)(12)                    --%             (27.04%)   (4.10%)     5.42%      7.26%
UIGR9         Putnam VT International Equity Fund -
              Class IB Shares (10/03; 1/97)(13)                    --              (25.85)    (0.99)        --       1.49
UPRE9         Putnam VT Research Fund - Class IB
              Shares (10/03; 9/98)(14)                             --              (29.95)       --         --      (4.70)
UVIS9         Putnam VT Vista Fund - Class IB Shares
              (10/03; 1/97)(13)                                    --              (37.54)    (7.34)        --      (3.00)
           STI Classic Variable Trust
USAP9         Capital Appreciation Fund (10/03;
              10/95)                                               --              (29.65)    (1.89)        --       6.41
USGR9         Growth and Income Fund (10/03; 12/99)                --              (28.50)       --         --     (10.32)
USIE9         International Equity Fund (10/03;
              11/96)                                               --              (26.69)    (8.08)        --      (4.06)
USIG9         Investment Grade Bond Fund (10/03;
              10/95)                                               --               (0.11)     3.41         --       3.58
USME9         Mid-Cap Equity Fund (10/03; 10/95)                   --              (35.62)    (5.85)        --       0.48
USSV9         Small Cap Value Equity Fund (10/03;
              10/97)                                               --              (10.96)    (0.12)        --      (0.33)
USVI9         Value Income Stock Fund (10/03; 10/95)               --              (25.24)    (3.86)        --       3.31

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
5   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified Annuities Without Withdrawal
And Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The Guaranteed
Minimum Income Benefit - 6% Rising Floor For Periods Ending Dec. 31, 2002

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
            AXP(R) Variable Portfolio -
UCMG9         Cash Management Fund (10/03; 10/81)(1)                --%             (1.77%)    1.13%      1.29%      3.12%
UBND9         Diversified Bond Fund (10/03; 10/81)                  --               2.55      1.36       3.94       6.96
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI3         Diversified Equity Income Fund (10/03;
              9/99)                                                 --             (21.61)       --         --      (7.32)
UGRO9         Growth Fund (10/03; 9/99)                             --             (28.56)       --         --     (21.78)
UNDM9         New Dimensions Fund(R) (10/03; 5/96)                  --             (24.42)    (2.82)        --       2.12
USVA9         Partners Small Cap Value Fund (10/03;
              8/01)                                                 --             (14.83)       --         --      (7.18)
USPF9         S&P 500 Index Fund (10/03; 5/00)                      --             (24.94)       --         --     (19.41)
UFIF9         Short Duration U.S. Government Bond
              Fund (10/03; 9/99)                                    --               2.81        --         --       3.33
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA9         Basic Value Fund, Series II Shares
              (10/03; 9/01)(2)                                      --             (24.92)       --         --     (18.63)
UAAD9         Capital Development Fund, Series II
              Shares (10/03; 5/98)(2)                               --             (24.15)       --         --      (4.21)
UAVA9         Premier Equity Fund, Series II Shares
              (10/03; 5/93)(2)                                      --             (32.84)    (5.13)        --       4.75
            AllianceBernstein Variable Product Series Fund, Inc.
UGIP9         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (10/03; 1/91)(3)                  --             (24.79)     0.56       8.02       7.14
UPRG9         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (10/03; 6/92)(4)                  --             (33.22)    (4.34)      6.16       7.01
UTEC9         AllianceBernstein VP Technology
              Portfolio (Class B) (10/03; 1/96)(5)                  --             (43.99)    (3.33)        --      (0.91)
UAGR9         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)                 --             (13.52)    (2.84)      2.85       2.84
            Fidelity(R) VIP
UFCO9         Contrafund(R) Portfolio Service Class
              2 (10/03; 1/95)(7)                                    --             (12.35)     0.55         --       9.01
UFGR9         Growth Portfolio Service Class 2
              (10/03; 10/86)(7)                                     --             (32.70)    (3.46)      5.27       7.24
UFMC9         Mid Cap Portfolio Service Class 2
              (10/03; 12/98)(7)                                     --             (12.76)       --         --      12.31
UFOV9         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                                      --             (23.01)    (6.92)      1.63       1.21
            FTVIPT
URES9         Franklin Real Estate Fund - Class 2
              (10/03; 1/89)(8)                                      --              (0.87)    (0.51)      6.96       6.54
USMC9         Franklin Small Cap Fund - Class 2
              (10/03; 11/95)(8)                                     --             (31.10)    (1.91)        --       4.03
UVAS9         Franklin Small Cap Value Securities
              Fund - Class 2 (10/03; 5/98)(8)                       --             (12.01)       --         --      (2.51)
UMSS9         Mutual Shares Securities Fund - Class
              2 (10/03; 11/96)(8)                                   --             (14.52)     0.99         --       3.57
UINT9         Templeton Foreign Securities Fund -
              Class 2 (10/03; 5/92)(9)                              --             (21.15)    (5.01)      4.71       3.60
            MFS(R)
UGRS9         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)                       --             (30.14)       --         --     (11.58)
UNDS9         New Discovery Series - Service Class
              (10/03; 5/98)(10)                                     --             (34.16)       --         --      (0.49)
UTRS9         Total Return Series - Service Class
              (10/03; 1/95)(10)                                     --              (8.17)     1.90         --       7.53
USUT9         Utilities Series - Service Class
              (10/03; 1/95)(10)                                     --             (25.41)    (3.60)        --       5.81
            Oppenheimer Variable Account Funds
UOCA9         Capital Appreciation Fund/VA, Service
              Shares (10/03; 4/85)                                  --             (29.53)    (0.72)      7.03       8.43
UOGS9         Global Securities Fund/VA, Service
              Shares (10/03; 11/90)                                 --             (24.91)     2.29       8.73       6.26
UOHI9         High Income Fund/VA, Service Shares
              (10/03; 4/86)                                         --              (5.47)    (2.91)      3.62       6.09
UOSM9         Main Street Small Cap Fund/VA, Service
              Shares (10/03; 5/98)                                  --             (19.17)       --         --      (3.86)
USTB9         Strategic Bond Fund/VA, Service Shares
              (10/03; 5/93)(11)                                     --               3.93      1.51         --       2.98


--------------------------------------------------------------------------------
6   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Nonqualified  Annuities  Without  Withdrawal
And Selection Of Five-Year Surrender Charge Schedule,  Maximum Anniversary Value
Death  Benefit,  Benefit  Protector  Plus Death Benefit Rider And The Guaranteed
Minimum  Income  Benefit - 6% Rising  Floor For  Periods  Ending  Dec.  31, 2002
(continued)

                                                             Performance of                   Performance of
                                                             the subaccount                      the fund
                                                                                                                     Since
Subaccount  Investing in:                                 Since commencement(b)   1 year     5 years  10 years   commencement
            Putnam Variable Trust
UGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (10/03; 2/88)(12)                     --%            (21.57%)   (3.76%)     5.42%      7.26%
UIGR9         Putnam VT International Equity Fund -
              Class IB Shares (10/03; 1/97)(13)                     --             (20.27)    (0.64)        --       1.49
UPRE9         Putnam VT Research Fund - Class IB
              Shares (10/03; 9/98)(14)                              --             (24.73)       --         --      (4.28)
UVIS9         Putnam VT Vista Fund - Class IB Shares
              (10/03; 1/97)(13)                                     --             (32.98)    (7.02)        --      (2.99)
            STI Classic Variable Trust
USAP9         Capital Appreciation Fund (10/03;
              10/95)                                                --             (24.40)    (1.54)        --       6.41
USGR9         Growth and Income Fund (10/03; 12/99)                 --             (23.15)       --         --      (9.21)
USIE9         International Equity Fund (10/03;
              11/96)                                                --             (21.18)    (7.76)        --      (4.06)
USIG9         Investment Grade Bond Fund (10/03;
              10/95)                                                --               7.70      3.75         --       3.58
USME9         Mid-Cap Equity Fund (10/03; 10/95)                    --             (30.89)    (5.53)        --       0.48
USSV9         Small Cap Value Equity Fund (10/03;
              10/97)                                                --              (4.09)     0.24         --      (0.33)
USVI9         Value Income Stock Fund (10/03; 10/95)                --             (19.60)    (3.52)        --       3.31

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.60% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
7   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities With Withdrawal And
Selection Of Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
PCMG1         Cash Management Fund (11/99; 10/81)(1)      (7.30%)      0.25%       (7.30%)       1.71%     2.96%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)        (3.34)       2.63        (3.34)        1.91      5.60       8.66
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99;
              9/99)                                      (25.66)      (8.39)      (25.66)          --        --      (7.56)
UGRO3         Growth Fund (5/02; 9/99)                       --      (23.49)(b)   (32.08)          --        --     (21.81)
PNDM1         New Dimensions Fund(R) (11/99; 5/96)       (28.26)     (14.64)      (28.26)       (2.23)       --       3.42
WSVA6         Partners Small Cap Value Fund (5/02;
              8/01)                                          --      (26.67)(b)   (19.39)          --        --     (10.53)
USPF3         S&P 500 Index Fund (5/00; 5/00)            (28.73)     (19.37)      (28.73)          --        --     (19.79)
UFIF3         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                           (3.07)       3.62        (3.07)          --        --       3.11
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA3         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                                --      (28.80)(b)   (28.72)          --        --     (21.73)
UAAD3         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                         --      (29.24)(b)   (28.00)          --        --      (3.69)
UAVA3         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                                --      (26.85)(b)   (36.15)       (4.88)       --       5.99
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP3         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                  (28.60)     (13.25)      (28.60)        1.13      9.72       8.84
UPRG3         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                  (36.39)     (28.62)      (36.39)       (3.72)     7.84       8.71
UTEC3         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                  (46.35)     (39.25)      (46.35)       (2.68)       --       0.37
UAGR3         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                     --      (15.66)(b)   (18.18)       (2.27)     4.52       4.52
           Fidelity(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                              --      (19.28)(b)   (17.09)        1.10        --      10.72
UFGR3         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                               --      (29.20)(b)   (35.91)       (2.85)     6.95       8.94
WMDC6         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                           (17.48)     (10.14)      (17.48)          --        --      13.02
UFOV3         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                                --      (29.68)(b)   (26.95)       (6.31)     3.30       2.88
           FTVIPT
WRES6         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                             (6.48)      11.58        (6.48)        0.03      8.66       8.24
PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(8)                          (34.43)     (13.94)      (34.43)       (1.32)       --       5.70
PVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (11/99; 5/98)(8)                   (16.78)       6.51       (16.78)          --        --      (2.00)
PMSS1         Mutual Shares Securities Fund - Class
              2 (11/99; 11/96)(8)                        (19.10)      (0.12)      (19.10)        1.55        --       4.87
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                    (25.23)     (16.01)      (25.23)       (4.43)     6.40       5.28
           MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)             (33.55)     (25.28)      (33.55)          --        --     (11.53)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                           (37.26)     (18.15)      (37.26)          --        --       0.02
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(10)                           (13.23)      (1.41)      (13.23)        2.50        --       9.24
PSUT1         Utilities Series - Service Class
              (10/00; 1/95)(10)                          (29.17)     (25.03)      (29.17)       (3.04)       --       7.79


--------------------------------------------------------------------------------
8   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total  Return(a) For  Nonqualified  Annuities With Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA3         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                            --%     (26.09%)(b)  (32.98%)      (0.13%)    8.72%     10.14%
WOGS6         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                           --      (28.32)(b)   (28.71)        2.91     10.43       7.95
UOHI3         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                   --      (10.99)(b)   (10.73)       (2.35)     5.30       7.78
UOSM3         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                            --      (25.46)(b)   (23.40)          --        --      (3.35)
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                               --       (4.54)(b)    (2.04)        2.09        --       4.66
           Putnam Variable Trust
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)          (25.62)      (9.89)      (25.62)       (3.17)     7.11       8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)          (24.42)     (12.21)      (24.42)       (0.07)       --       2.43
UPRE3         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                        --      (24.15)(b)   (28.54)          --        --      (3.92)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                           (36.17)     (30.57)      (36.17)       (6.38)       --      (2.06)
           STI Classic Variable Trust
USAP3         Capital Appreciation Fund (1/03; 10/95)        --          --(c)    (28.24)       (0.96)       --       8.11
USGR3         Growth and Income Fund (1/03; 12/99)           --          --(c)    (27.09)          --        --      (9.59)
USIE3         International Equity Fund (1/03; 11/96)        --          --(c)    (25.27)       (7.15)       --      (2.86)
USIG3         Investment Grade Bond Fund (1/03;
              10/95)                                         --          --(c)      1.45         4.44        --       5.26
USME3         Mid-Cap Equity Fund (1/03; 10/95)              --          --(c)    (34.24)       (4.91)       --       2.14
USSV3         Small Cap Value Equity Fund (1/03;
              10/97)                                         --          --(c)     (9.45)        0.78        --       0.43
USVI3         Value Income Stock Fund (1/03; 10/95)          --          --(c)    (23.80)       (2.93)       --       4.98

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
9   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
         INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities Without Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
PCMG1         Cash Management Fund (11/99; 10/81)(1)      (0.11%)      2.35%       (0.11%)       2.81%     2.96%      4.81%
PBND1         Diversified Bond Fund (11/99; 10/81)         4.20        4.66         4.20         3.00      5.60       8.65
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
PDEI1         Diversified Equity Income Fund (11/99;
              9/99)                                      (20.06)      (6.49)      (20.06)          --        --      (5.70)
UGRO3         Growth Fund (5/02; 9/99)                       --      (17.71)(b)   (27.05)          --        --     (20.23)
PNDM1         New Dimensions Fund(R) (11/99; 5/96)       (22.89)     (12.87)      (22.89)       (1.18)       --       3.79
WSVA6         Partners Small Cap Value Fund (5/02;
              8/01)                                          --      (21.16)(b)   (13.25)          --        --      (5.55)
USPF3         S&P 500 Index Fund (5/00; 5/00)            (23.41)     (17.37)      (23.41)          --        --     (17.85)
UFIF3         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                            4.48        6.13         4.48           --        --       5.05
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA3         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                                --      (23.48)(b)   (23.39)          --        --     (17.07)
UAAD3         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                         --      (23.95)(b)   (22.61)          --        --      (2.58)
UAVA3         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                                --      (21.36)(b)   (31.47)       (3.88)       --       5.99
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP3         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                  (23.26)     (11.10)      (23.26)        2.22      9.72       8.83
UPRG3         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                  (31.73)     (26.86)      (31.73)       (2.70)     7.84       8.70
UTEC3         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                  (42.56)     (37.77)      (42.56)       (1.69)       --       0.74
UAGR3         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                     --       (9.20)(b)   (11.94)       (1.20)     4.52       4.51
           Fidelity(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                              --      (13.13)(b)   (10.75)        2.21        --      10.72
UFGR3         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                               --      (23.91)(b)   (31.20)       (1.82)     6.95       8.93
WMDC6         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                           (11.17)      (6.11)      (11.17)          --        --      14.03
UFOV3         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                                --      (24.44)(b)   (21.47)       (5.30)     3.30       2.88
           FTVIPT
WRES6         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                              0.78       13.57         0.78         1.15      8.66       8.23
PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(8)                          (29.60)     (12.16)      (29.60)       (0.27)       --       5.69
PVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (11/99; 5/98)(8)                   (10.42)       8.41       (10.42)          --        --      (0.86)
PMSS1         Mutual Shares Securities Fund - Class
              2 (11/99; 11/96)(8)                        (12.93)       1.96       (12.93)        2.65        --       5.24
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                    (19.60)     (13.95)      (19.60)       (3.39)     6.40       5.27
           MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)             (28.64)     (23.44)      (28.64)          --        --      (9.98)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                           (32.67)     (16.13)      (32.67)          --        --       1.18
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(10)                            (6.55)       1.08        (6.55)        3.57        --       9.23
PSUT1         Utilities Series - Service Class
              (10/00; 1/95)(10)                          (23.88)     (22.75)      (23.88)       (2.00)       --       7.78


--------------------------------------------------------------------------------
10   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Return(a) For Nonqualified Annuities Without Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA3         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (20.54%)(b)   (28.02%)       0.93%       8.72%     10.13%
WOGS6         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (22.96)(b)    (23.38)        3.96       10.43       7.95
UOHI3         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --       (4.12)(b)     (3.84)       (1.26)       5.30       7.78
UOSM3         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (19.84)(b)    (17.61)          --          --      (2.22)
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --        2.89(b)       5.61         3.17          --       4.65
           Putnam Variable Trust
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)        (20.02)      (8.01)       (20.02)       (2.12)       7.11       8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)        (18.72)     (10.38)       (18.72)        1.02          --       3.16
UPRE3         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (18.42)(b)    (23.20)          --          --      (2.65)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (31.49)     (29.00)       (31.49)       (5.39)         --      (1.34)
           STI Classic Variable Trust
USAP3         Capital Appreciation Fund (1/03; 10/95)      --          --(c)     (22.87)        0.11          --       8.10
USGR3         Growth and Income Fund (1/03; 12/99)         --          --(c)     (21.62)          --          --      (7.60)
USIE3         International Equity Fund (1/03; 11/96)      --          --(c)     (19.64)       (6.14)         --      (2.42)
USIG3         Investment Grade Bond Fund (1/03;
              10/95)                                       --          --(c)       9.40         5.43          --       5.26
USME3         Mid-Cap Equity Fund (1/03; 10/95)            --          --(c)     (29.39)       (3.90)         --       2.14
USSV3         Small Cap Value Equity Fund (1/03;
              10/97)                                       --          --(c)      (2.45)        1.90          --       1.32
USVI3         Value Income Stock Fund (1/03; 10/95)        --          --(c)     (18.04)       (1.88)         --       4.98

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See  accompanying notes to performance information.


--------------------------------------------------------------------------------
11   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           AXP(R) Variable Portfolio -
SCMG2         Cash Management Fund (5/00; 10/81)(1)      (8.59%)    --%       (1.41%)      (8.59%)  1.02%    1.55%    3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)        (4.64)     --         2.45        (4.64)   1.24     4.20     7.24
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00;
              9/99)                                     (26.90)     --        (7.88)      (26.90)     --       --    (8.12)
SGRO2         Growth Fund (5/00; 9/99)                  (33.31)     --       (34.01)      (33.31)     --       --   (22.46)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)       (29.49)     --       (22.03)      (29.49)  (2.92)      --     2.38
WSVA3         Partners Small Cap Value Fund (5/02;
              8/01)                                         --      --       (27.85)(b)   (20.65)     --       --   (11.22)
WSPF3         S&P 500 Index Fund (10/03; 5/00)              --      --           --(c)    (29.97)     --       --   (20.84)
WFDI3         Short Duration U.S. Government
              Bond Fund (5/00; 9/99)                     (4.37)     --         2.39        (4.37)     --       --     2.46
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
WABA3         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                               --      --       (12.28)(b)   (29.93)     --       --   (22.42)
WAAD3         Capital Development Fund, Series II
              Shares (8/02; 5/98)(2)                        --      --       (13.56)(b)   (29.24)     --       --    (4.33)
WAVA3         Premier Equity Fund, Series II Shares
              (3/02; 5/93)(2)                               --      --       (33.24)(b)   (37.25)  (5.21)      --     5.02
           AllianceBernstein Variable Product
           Series Fund, Inc.
WGIP3         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)           --      --       (12.52)(b)   (29.83)   0.46     8.30     7.41
SPRG2         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (5/00; 6/92)(4)       (37.60)     --       (29.40)      (37.60)  (4.42)    6.43     7.29
STEC2         AllianceBernstein VP Technology
              Portfolio (Class B) (5/00; 1/96)(5)       (47.54)     --       (40.97)      (47.54)  (3.43)      --    (0.68)
WAGR3         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)         --      --           --(c)    (19.44)  (2.94)    3.11     3.10
           Fidelity(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class
              2 (8/02; 1/95)(7)                             --      --       (11.42)(b)   (18.36)   0.45       --     9.30
WFGR3         Growth Portfolio Service Class 2
              (3/02; 10/86)(7)                              --      --       (35.24)(b)   (37.12)  (3.55)    5.54     7.51
WMDC3         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                          (18.74)     --       (10.95)      (18.74)     --       --    12.26
WFOV3         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                              --      --           --(c)    (28.19)  (7.01)    1.89     1.47
           FTVIPT
WRES3         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                            (7.77)     --        10.40        (7.77)  (0.62)    7.24     6.82
WSMC3         Franklin Small Cap Fund - Class 2
              (3/00; 11/95)(8)                          (35.65)     --       (31.22)      (35.65)  (1.99)      --     4.31
WVAS3         Franklin Small Cap Value Securities
              Fund -
              Class 2 (3/02,5/98)(8)                        --      --       (19.77)(b)   (18.05)     --       --    (2.68)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                  (20.36)     --        (0.49)      (20.36)   0.89       --     3.83
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                       --      --       (24.22)(b)   (26.47)  (5.10)    4.99     3.87


--------------------------------------------------------------------------------
12   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities With Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002
(continued)
                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           MFS(R)
WGRS3         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)               --%      --%         --%(c)   (34.77%)    --%      --%  (12.22%)
WSND3         New Discovery Series -
              Service Class (3/02; 5/98)(10)                --       --      (33.30)(b)   (38.47)     --       --    (0.60)
WSTR3         Total Return Series - Service Class
              (3/02; 1/95)(10)                              --       --      (15.35)(b)   (14.51)   1.79       --     7.81
WSUT3         Utilities Series - Service Class
              (3/02; 1/95)(10)                              --       --      (22.66)(b)   (30.40)  (3.69)      --     6.08
           Oppenheimer Variable Account Funds
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                   --       --      (11.10)(b)   (34.21)  (0.82)    7.30     8.71
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                  --       --      (29.50)(b)   (29.94)   2.19     9.01     6.53
WOHI3         High Income Fund/VA,
              Service Shares (10/03; 4/86)                  --       --          --(c)    (12.01)  (3.01)    3.89     6.36
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                   --       --      (15.15)(b)   (24.65)     --       --    (3.98)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)               --       --       (5.76)(b)    (3.34)   1.40       --     3.24
           Putnam Variable Trust
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)              --       --      (26.84)(b)   (26.86)  (3.86)    5.69     7.53
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)          (25.67)      --      (22.94)      (25.67)  (0.74)      --     1.75
WPRE3         Putnam VT Research Fund -
              Class IB Shares (10/03; 9/98)(14)             --       --          --(c)    (29.78)     --       --    (4.46)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)          (37.39)      --      (34.62)      (37.39)  (7.10)      --    (2.74)
           STI Classic Variable Trust
WSAP3         Capital Appreciation Fund (10/03;
              10/95)                                        --       --          --(c)    (29.48)  (1.64)      --     6.68
WSGR3         Growth and Income Fund (10/03; 12/99)         --       --          --(c)    (28.32)     --       --   (10.09)
WSIE3         International Equity Fund (10/03;
              11/96)                                        --       --          --(c)    (26.51)  (7.85)      --    (3.82)
WSIG3         Investment Grade Bond Fund (10/03;
              10/95)                                        --       --          --(c)      0.14    3.67       --     3.85
WSME3         Mid-Cap Equity Fund (10/03; 10/95)            --       --          --(c)    (35.45)  (5.61)      --     0.74
WSSV3         Small Cap Value Equity Fund (10/03;
              10/97)                                        --       --          --(c)    (10.74)   0.13       --    (0.08)
WSVI3         Value Income Stock Fund (10/03; 10/95)        --       --          --(c)    (25.05)  (3.61)      --     3.57

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
13   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities Without Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           AXP(R) Variable Portfolio -
SCMG2         Cash Management Fund (5/00; 10/81)(1)      (1.51%)    --%        0.66%       (1.51%)  1.38%    1.55%    3.39%
SBND2         Diversified Bond Fund (5/00; 10/81)         2.78      --         4.57         2.78    1.61     4.20     7.23
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
WDEI3         Diversified Equity Income Fund (3/00;
              9/99)                                     (21.41)     --        (6.12)      (21.41)     --       --    (7.08)
SGRO2         Growth Fund (5/00; 9/99)                  (28.38)     --       (32.66)      (28.38)     --       --   (21.58)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)       (24.23)     --       (20.55)      (24.23)  (2.58)      --     2.38
WSVA3         Partners Small Cap Value Fund (5/02;
              8/01)                                         --      --       (22.44)(b)   (14.62)     --       --    (6.94)
WSPF3         S&P 500 Index Fund (10/03; 5/00)              --      --           --(c)    (24.75)     --       --   (19.21)
WFDI3         Short Duration U.S. Government
              Bond Fund (3/00; 9/99)                      3.07      --         4.39         3.07      --       --     3.60
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
WABA3         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                               --      --        (5.53)(b)   (24.71)     --       --   (18.41)
WAAD3         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)              --      --        (6.92)(b)   (23.95)     --       --    (3.97)
WAVA3         Premier Equity Fund, Series II Shares
              (3/02; 5/93)(2)                               --      --       (28.30)(b)   (32.67)  (4.88)      --     5.02
           AllianceBernstein Variable Product
           Series Fund, Inc.
WGIP3         AllianceBernstein VP Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)           --      --        (5.79)(b)   (24.60)   0.81     8.30     7.41
SPRG2         AllianceBernstein VP Premier Growth
              Portfolio (Class B) (5/00; 6/92)(4)       (33.05)     --       (27.95)      (33.05)  (4.09)    6.43     7.29
STEC2         AllianceBernstein VP Technology
              Portfolio (Class B) (5/00; 1/96)(5)       (43.85)     --       (39.79)      (43.85)  (3.11)      --    (0.68)
WAGR3         AllianceBernstein VP Total Return
              Portfolio (Class B) (10/03; 12/92)(6)         --      --           --(c)    (13.30)  (2.59)    3.11     3.10
           Fidelity(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class
              2 (8/02; 1/95)(7)                             --      --        (4.59)(b)   (12.13)   0.81       --     9.29
WFGR3         Growth Portfolio Service Class 2
              (3/02; 10/86)(7)                              --      --       (30.48)(b)   (32.53)  (3.21)    5.54     7.51
WMDC3         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(7)                          (12.54)     --        (7.48)      (12.54)     --       --    12.60
WFOV3         Overseas Portfolio Service Class 2
              (10/03; 1/87)(7)                              --      --           --(c)    (22.82)  (6.68)    1.89     1.47
           FTVIPT
WRES3         Franklin Real Estate Fund - Class 2
              (3/00; 1/89)(8)                            (0.62)     --        12.14        (0.62)  (0.25)    7.24     6.81
WSMC3         Franklin Small Cap Fund - Class 2
              (3/00; 11/95)(8)                          (30.92)     --       (29.92)      (30.92)  (1.65)      --     4.31
WVAS3         Franklin Small Cap Value Securities
              Fund -
              Class 2 (3/02,5/98)(8)                        --      --       (13.66)(b)   (11.79)     --       --    (2.31)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                  (14.30)     --         1.44       (14.30)   1.25       --     3.83
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                       --      --       (18.50)(b)   (20.95)  (4.76)    4.99     3.87


--------------------------------------------------------------------------------
14   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Returns(a) For Qualified Annuities Without Withdrawal And
Selection Of Five-Year Surrender Charge Schedule, Maximum Anniversary Value
Death Benefit, Benefit Protector Plus Death Benefit Rider And The 6% Rising
Floor Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2002
(continued)
                                                       Performance of the subaccount           Performance of the fund
                                                                              Since                                   Since
Subaccount  Investing in:                               1 year  5 Years   commencement  1 year   5 years 10 years commencement
           MFS(R)
WGRS3         Investors Growth Stock Series -
              Service Class (10/03; 5/99)(10)               --%     --%          --%(c)   (29.97%)    --%      --%  (11.36%)
WSND3         New Discovery Series - Service Class
              (3/02; 5/98)(10)                              --      --       (28.37)(b)   (33.99)     --       --    (0.23)
WSTR3         Total Return Series - Service Class
              (3/02; 1/95)(10)                              --      --        (8.86)(b)    (7.94)   2.16       --     7.81
WSUT3         Utilities Series - Service Class
              (3/02; 1/95)(10)                              --      --       (16.81)(b)   (25.22)  (3.36)      --     6.08
           Oppenheimer Variable Account Funds
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                   --      --        (4.24)(b)   (29.36)  (0.47)    7.30     8.70
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                  --      --       (24.24)(b)   (24.72)   2.55     9.01     6.53
WOHI3         High Income Fund/VA,
              Service Shares (10/03; 4/86)                  --      --           --(c)     (5.23)  (2.66)    3.89     6.36
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                   --      --        (8.64)(b)   (18.96)     --       --    (3.62)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)               --      --         1.57(b)      4.20    1.77       --     3.24
           Putnam Variable Trust
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)              --      --       (21.35)(b)   (21.37)  (3.52)    5.69     7.52
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)          (20.07)     --       (21.46)      (20.07)  (0.39)      --     1.75
WPRE3         Putnam VT Research Fund -
              Class IB Shares (10/03; 9/98)(14)             --      --           --(c)    (24.54)     --       --    (4.04)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)          (32.81)     --       (33.39)      (32.81)  (6.78)      --    (2.74)
           STI Classic Variable Trust
WSAP3         Capital Appreciation Fund (10/03;
              10/95)                                        --      --           --(c)    (24.21)  (1.29)      --     6.68
WSGR3         Growth and Income Fund (10/03; 12/99)         --      --           --(c)    (22.96)     --       --    (8.98)
WSIE3         International Equity Fund (10/03;
              11/96)                                        --      --           --(c)    (20.98)  (7.52)      --    (3.82)
WSIG3         Investment Grade Bond Fund (10/03;
              10/95)                                        --      --           --(c)      7.97    4.02       --     3.84
WSME3         Mid-Cap Equity Fund (10/03; 10/95)            --      --           --(c)    (30.71)  (5.29)      --     0.74
WSSV3         Small Cap Value Equity Fund (10/03;
              10/97)                                        --      --           --(c)     (3.84)   0.50       --    (0.08)
WSVI3         Value Income Stock Fund (10/03; 10/95)        --      --           --(c)    (19.40)  (3.27)      --     3.57

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.35% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
15   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average  Annual Total  Return(a) For Qualified  Annuities  With  Withdrawal  And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
UCMG1         Cash Management Fund (5/00; 10/81)(1)     (7.08%)     (0.34%)      (7.08%)       1.96%     3.21%      5.06%
UBND1         Diversified Bond Fund (5/02; 10/81)          --       (3.66)(b)    (3.08)        2.20      5.88       8.93
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02;
              9/99)                                        --      (26.68)(b)   (25.47)          --        --      (7.33)
UGRO1         Growth Fund (5/02; 9/99)                     --      (23.38)(b)   (31.92)          --        --     (21.61)
UNDM1         New Dimensions Fund(R) (5/00; 5/96)      (28.08)     (20.67)      (28.08)       (1.99)       --       3.69
USVA1         Partners Small Cap Value Fund (5/02;
              8/01)                                        --      (26.13)(b)   (19.19)          --        --     (10.30)
USPF1         S&P 500 Index Fund (5/00; 5/00)          (28.56)     (19.17)      (28.56)          --        --     (19.59)
UFIF1         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                         (2.83)       3.88        (2.83)          --        --       3.39
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA1         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                              --      (28.70)(b)   (28.54)          --        --     (21.53)
UAAD1         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                       --      (29.13)(b)   (27.82)          --        --      (3.45)
UAVA1         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                              --      (26.74)(b)   (35.88)       (4.26)       --       6.71
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP1         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                (28.42)     (13.03)      (28.42)        1.38      9.99       9.11
UPRG1         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                (36.23)     (28.45)      (36.23)       (3.48)     8.11       8.98
UTEC1         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                (46.22)     (39.09)      (46.22)       (2.44)       --       0.63
UAGR1         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                   --      (15.53)(b)   (17.98)       (2.02)     4.78       4.78
           Fidelity(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                            --      (19.16)(b)   (16.89)        1.36        --      11.00
UFGR1         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                             --      (29.09)(b)   (35.75)       (2.60)     7.22       9.21
UFMC1         Mid Cap Portfolio Service Class 2
              (5/02; 12/98)(7)                             --      (20.66)(b)   (17.27)          --        --      13.31
UFOV1         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                              --      (29.58)(b)   (26.77)       (6.08)     3.56       3.14
           FTVIPT
URES1         Franklin Real Estate Fund - Class 2
              (5/02; 1/89)(8)                              --      (12.85)(b)    (6.25)        0.28      8.92       8.50
USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(8)                         (34.27)     (23.50)      (34.27)       (1.07)       --       5.97
UVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (5/02; 5/98)(8)                      --      (24.67)(b)   (16.57)          --        --      (1.76)
UMSS1         Mutual Shares Securities Fund - Class
              2 (5/00; 11/96)(8)                       (18.90)      (1.99)      (18.90)        1.82        --       5.13
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                  (25.05)     (15.80)      (25.05)       (4.19)     6.66       5.54
           MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)           (33.38)     (25.10)      (33.38)          --        --     (11.31)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                         (37.11)     (17.91)      (37.11)          --        --       0.26
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(10)                         (13.01)      (1.17)      (13.01)        2.77        --       9.51
USUT1         Utilities Series - Service Class
              (5/02; 1/95)(10)                             --      (18.62)(b)   (29.00)       (2.76)       --       7.77


--------------------------------------------------------------------------------
16   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average  Annual Total  Return(a) For Qualified  Annuities  With  Withdrawal  And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA1         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (25.98%)(b)  (32.81%)       0.12%     8.99%     10.41%
UOGS1         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (28.01)(b)   (28.53)        3.18     10.71       8.23
UOHI1         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --      (10.85)(b)   (10.51)       (2.10)     5.56       8.05
UOSM1         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (25.34)(b)   (23.21)          --        --      (3.11)
USTB1         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --       (4.12)(b)    (1.79)        2.36        --       4.92
           Putnam Variable Trust
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)         (25.43)     (10.77)      (25.43)       (2.93)     7.37       9.23
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)             --      (25.70)(b)   (24.23)        0.18        --       2.70
UPRE1         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (24.03)(b)   (28.36)          --        --      (3.68)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (36.01)     (30.51)      (36.01)       (6.16)       --      (1.83)
           STI Classic Variable Trust
USAP1         Capital Appreciation Fund (1/03; 10/95)      --          --(c)    (28.06)       (0.71)       --       8.38
USGR1         Growth and Income Fund (1/03; 12/99)         --          --(c)    (26.90)          --        --      (9.36)
USIE1         International Equity Fund (1/03; 11/96)      --          --(c)    (25.08)       (6.91)       --      (2.61)
USIG1         Investment Grade Bond Fund (1/03;
              10/95)                                       --          --(c)      1.70         4.72        --       5.52
USME1         Mid-Cap Equity Fund (1/03; 10/95)            --          --(c)    (34.07)       (4.67)       --       2.40
USSV1         Small Cap Value Equity Fund (1/03;
              10/97)                                       --          --(c)     (9.23)        1.03        --       0.68
USVI1         Value Income Stock Fund (1/03; 10/95)        --          --(c)    (23.61)       (2.69)       --       5.25

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
17   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Return(a) For Qualified  Annuities  Without  Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           AXP(R) Variable Portfolio -
UCMG1         Cash Management Fund (5/00; 10/81)(1)      0.13%       2.19%        0.13%        3.05%     3.21%      5.06%
UBND1         Diversified Bond Fund (5/02; 10/81)          --        3.84(b)      4.48         3.28      5.88       8.93
              (previously AXP(R) Variable Portfolio
              - Bond Fund)
UDEI1         Diversified Equity Income Fund (5/02;
              9/99)                                        --      (21.18)(b)   (19.86)          --        --      (5.46)
UGRO1         Growth Fund (5/02; 9/99)                     --      (17.59)(b)   (26.87)          --        --     (20.03)
UNDM1         New Dimensions Fund(R) (5/00; 5/96)      (22.70)     (18.69)      (22.70)       (0.93)       --       4.05
USVA1         Partners Small Cap Value Fund (5/02;
              8/01)                                        --      (20.58)(b)   (13.03)          --        --      (5.32)
USPF1         S&P 500 Index Fund (5/00; 5/00)          (23.21)     (17.16)      (23.21)          --        --     (17.64)
UFIF1         Short Duration U.S. Government Bond
              Fund (5/00; 9/99)                          4.75        6.38         4.75           --        --       5.31
              (previously AXP(R) Variable Portfolio
              - Federal Income Fund) AIM V.I.
UABA1         Basic Value Fund, Series II Shares
              (5/02; 9/01)(2)                              --      (23.36)(b)   (23.19)          --        --     (16.86)
UAAD1         Capital Development Fund, Series II
              Shares (5/02; 5/98)(2)                       --      (23.84)(b)   (22.41)          --        --      (2.33)
UAVA1         Premier Equity Fund, Series II Shares
              (5/02; 5/93)(2)                              --      (21.24)(b)   (31.17)       (3.25)       --       6.70
           AllianceBernstein Variable Product
           Series Fund, Inc.
UGIP1         AllianceBernstein VP Growth and Income
              Portfolio
              (Class B) (5/00; 1/91)(3)                (23.07)     (10.88)      (23.07)        2.47      9.99       9.11
UPRG1         AllianceBernstein VP Premier Growth
              Portfolio
              (Class B) (5/00; 6/92)(4)                (31.56)     (26.67)      (31.56)       (2.46)     8.11       8.98
UTEC1         AllianceBernstein VP Technology
              Portfolio
              (Class B) (5/00; 1/96)(5)                (42.41)     (37.61)      (42.41)       (1.44)       --       0.99
UAGR1         AllianceBernstein VP Total Return
              Portfolio
              (Class B) (5/02; 12/92)(6)                   --       (9.05)(b)   (11.71)       (0.95)     4.78       4.78
           Fidelity(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class
              2 (5/02; 1/95)(7)                            --      (13.00)(b)   (10.53)        2.47        --      10.99
UFGR1         Growth Portfolio Service Class 2
              (5/02; 10/86)(7)                             --      (23.79)(b)   (31.03)       (1.57)     7.22       9.20
UFMC1         Mid Cap Portfolio Service Class 2
              (5/02; 12/98)(7)                             --      (14.63)(b)   (10.95)          --        --      14.32
UFOV1         Overseas Portfolio Service Class 2
              (5/02; 1/87)(7)                              --      (24.32)(b)   (21.27)       (5.06)     3.56       3.13
           FTVIPT
URES1         Franklin Real Estate Fund - Class 2
              (5/02; 1/89)(8)                              --       (6.14)(b)     1.03         1.40      8.92       8.50
USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(8)                         (29.42)     (21.61)      (29.42)       (0.02)       --       5.97
UVAS1         Franklin Small Cap Value Securities
              Fund -
              Class 2 (5/02; 5/98)(8)                      --      (18.99)(b)   (10.19)          --        --      (0.61)
UMSS1         Mutual Shares Securities Fund - Class
              2 (5/00; 11/96)(8)                       (12.71)       0.45       (12.71)        2.91        --       5.51
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                  (19.40)     (13.73)      (19.40)       (3.15)     6.66       5.54
           MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)           (28.46)     (23.24)      (28.46)          --        --      (9.76)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(10)                         (32.51)     (15.90)      (32.51)          --        --       1.42
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(10)                          (6.32)       1.32        (6.32)        3.83        --       9.50
USUT1         Utilities Series - Service Class
              (5/02; 1/95)(10)                             --      (12.41)(b)   (23.69)       (1.72)       --       7.76


--------------------------------------------------------------------------------
18   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Average Annual Total Return(a) For Qualified  Annuities  Without  Withdrawal And
Selection Of Seven-Year  Surrender  Charge  Schedule For Periods Ending Dec. 31,
2002 (continued)

                                                         Performance of                         Performance of
                                                         the subaccount                            the fund
                                                                    Since                                             Since
Subaccount  Investing in:                              1 year   commencement      1 year      5 years    10 years commencement
           Oppenheimer Variable Account Funds
UOCA1         Capital Appreciation Fund/VA, Service
              Shares (5/02; 4/85)                          --%     (20.41%)(b)  (27.84%)       1.19%     8.99%     10.41%
UOGS1         Global Securities Fund/VA, Service
              Shares (5/02; 11/90)                         --      (22.62)(b)   (23.18)        4.22     10.71       8.22
UOHI1         High Income Fund/VA, Service Shares
              (5/02; 4/86)                                 --       (3.97)(b)    (3.60)       (1.02)     5.56       8.05
UOSM1         Main Street Small Cap Fund/VA, Service
              Shares (5/02; 5/98)                          --      (19.72)(b)   (17.40)          --        --      (1.98)
USTB1         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)(11)                             --        3.35(b)      5.88         3.43        --       4.92
           Putnam Variable Trust
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)         (19.82)      (8.56)      (19.82)       (1.88)     7.37       9.22
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)             --      (20.10)(b)   (18.51)        1.27        --       3.42
UPRE1         Putnam VT Research Fund - Class IB
              Shares (5/02; 9/98)(14)                      --      (18.30)(b)   (23.00)          --        --      (2.40)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(13)                         (31.32)     (28.80)      (31.32)       (5.16)       --      (1.10)
           STI Classic Variable Trust
USAP1         Capital Appreciation Fund (1/03; 10/95)      --          --(c)    (22.68)        0.36        --       8.37
USGR1         Growth and Income Fund (1/03; 12/99)         --          --(c)    (21.42)          --        --      (7.37)
USIE1         International Equity Fund (1/03; 11/96)      --          --(c)    (19.43)       (5.90)       --      (2.18)
USIG1         Investment Grade Bond Fund (1/03;
              10/95)                                       --          --(c)      9.67         5.70        --       5.52
USME1         Mid-Cap Equity Fund (1/03; 10/95)            --          --(c)    (29.21)       (3.66)       --       2.40
USSV1         Small Cap Value Equity Fund (1/03;
              10/97)                                       --          --(c)     (2.21)        2.16        --       1.58
USVI1         Value Income Stock Fund (1/03; 10/95)        --          --(c)     (17.84)      (1.63)       --       5.24

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to performance information.


--------------------------------------------------------------------------------
19   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Notes to performance information

(1)  (Commencement date of the subaccount; commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(14) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                    ERV - P
                                   ---------
                                       P

where:                  P = a hypothetical initial payment of $1,000

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit ProtectorSM Death Benefit Rider fee, the Benefit ProtectorSM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV and GMIB - 6% Rising Floor Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

--------------------------------------------------------------------------------
20   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where:                  a = dividends and investment income earned during the
                            period

                        b = expenses accrued for the period (net of
                            reimbursements)

                        c = the average daily number of accumulation units
                            outstanding during the period that were entitled to receive dividends

                        d = the maximum offering price per accumulation unit
                            on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002


Subaccount  Investing in:                                                           Yield
UBND1       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.10%
UBND2       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.07
PBND1       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.15
UBND4       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.13
ESI         AXP(R) Variable Portfolio - Diversified Bond Fund                       5.20
SBND2       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.33
SBND1       AXP(R) Variable Portfolio - Diversified Bond Fund                       5.23
UFIF1       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.96
UFIF2       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.98
WFDI7       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.97
UFIF3       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.97
UFIF4       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.94
WFDI5       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.94
WFDI4       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.97
WFDI3       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.96
SFDI1       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         3.00
WFDI2       AXP(R) Variable Portfolio - Short Duration U.S. Government Fund         2.97




--------------------------------------------------------------------------------
21   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World
     Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
22   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


--------------------------------------------------------------------------------
23   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
          INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.06   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.06   $    1.06   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            697         554          53
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
 DEC. 31, 2002 WAS (0.20%).

SUBACCOUNT UBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/21/2002)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             63          --          --

SUBACCOUNT UDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             26          --          --

SUBACCOUNT UGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.76   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.59   $    0.76   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                             95          20          --

SUBACCOUNT USVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             21          --          --

SUBACCOUNT USPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            360         112           7

SUBACCOUNT UFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.17   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                            645          30          --

SUBACCOUNT UABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            113          --          --

SUBACCOUNT UAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             30          --          --

SUBACCOUNT UAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              3          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                    24

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.97   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.97   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                          1,341         640          31

SUBACCOUNT UPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.45   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,003         741          47

SUBACCOUNT UTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.30   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                            372         364          44

SUBACCOUNT UAGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN
  PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            209          --          --

SUBACCOUNT UFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             94          --          --

SUBACCOUNT UFOV1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             23          --          --

SUBACCOUNT URES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             14          --          --

SUBACCOUNT USMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                            656         312          52

SUBACCOUNT UVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             24          --          --

SUBACCOUNT UMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.16   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.16   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                            753          61          21

SUBACCOUNT UINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.85   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.85   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                            513         324          22

SUBACCOUNT UGRS1 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.71   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                            421         326           3


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  25

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.95   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.64   $    0.95   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            165         115          27

SUBACCOUNT UTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.12   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.10   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                          1,585         792          45

SUBACCOUNT USUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             25          --          --

SUBACCOUNT UOHI1 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             33          --          --

SUBACCOUNT USTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             38          --          --

SUBACCOUNT UGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.99   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.99   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                            379         287          --

SUBACCOUNT UIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             33          --          --

SUBACCOUNT UPRE1 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT UVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.42   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            163         265          35


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  26

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
  MANAGEMENT FUND*) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.01   $    1.00   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.01   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                          2,933       2,828          --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
  DEC. 31, 2002 WAS (0.29%).

SUBACCOUNT UBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  BOND FUND) (5/21/2002) (PREVIOUSLY VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            215          --          --

SUBACCOUNT UDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            187          --          --

SUBACCOUNT UGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT UNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.76   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.59   $    0.76   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            704          81          --

SUBACCOUNT USVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             67          --          --

SUBACCOUNT USPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          3,995       1,567           2

SUBACCOUNT UFIF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          5,336       2,495          25

SUBACCOUNT UABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            711          --          --

SUBACCOUNT UAAD2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UAVA2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             30          --          --

SUBACCOUNT UGIP2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.96   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.96   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                          8,241       3,601          65

SUBACCOUNT UPRG2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.45   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          4,459       3,531         438


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  27

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                          1,530       1,387         216

SUBACCOUNT UAGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             41          --          --

SUBACCOUNT UFCO2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            740          --          --

SUBACCOUNT UFGR2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            108          --          --

SUBACCOUNT UFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            773          --          --

SUBACCOUNT UFOV2 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             20          --          --

SUBACCOUNT URES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             35          --          --

SUBACCOUNT USMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          4,074       2,165         202

SUBACCOUNT UVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            127          --          --

SUBACCOUNT UMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.16   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.01   $    1.16   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                          5,681       1,321           7

SUBACCOUNT UINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.85   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.85   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,059         887          --

SUBACCOUNT UGRS2 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.70   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                          3,137       2,288          71

SUBACCOUNT UNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.95   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.64   $    0.95   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            569         317           7


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  28

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.12   $    1.00
Accumulation unit value at end of period                                                     $    1.03   $    1.10   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                          7,687       3,440          86

SUBACCOUNT USUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             23          --          --

SUBACCOUNT UOCA2 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            141          --          --

SUBACCOUNT UOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            123          --          --

SUBACCOUNT UOHI2 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            136          --          --

SUBACCOUNT UOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            199          --          --

SUBACCOUNT USTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            161          --          --

SUBACCOUNT UGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
 CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.99   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.99   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,991       1,166          31

SUBACCOUNT UIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            436          --          --

SUBACCOUNT UPRE2 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             57          --          --

SUBACCOUNT UVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.41   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          2,476       2,325         216


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  29

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            573         428          98

SUBACCOUNT WNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.55   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,714       1,471       1,038

SUBACCOUNT WSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WFDI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.12   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    1.17   $    1.12   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,450         805         125

SUBACCOUNT WMDC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.95   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                          1,005         667          --

SUBACCOUNT WRES7 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.42   $    1.34   $    1.00
Accumulation unit value at end of period                                                     $    1.44   $    1.42   $    1.34
Number of accumulation units outstanding at end of period (000 omitted)                            421         119          24

SUBACCOUNT WSMC7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.55   $    0.66   $    1.00
Accumulation unit value at end of period                                                     $    0.39   $    0.55   $    0.66
Number of accumulation units outstanding at end of period (000 omitted)                          2,813       2,416       1,378

SUBACCOUNT WVAS7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             59          --          --

SUBACCOUNT WMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.08   $    1.25   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            875         521         245

SUBACCOUNT WOGS7 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             13          --          --

SUBACCOUNT WSTB7 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            111          --          --

SUBACCOUNT WIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.83   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.65   $    0.83
Number of accumulation units outstanding at end of period (000 omitted)                          3,982       3,906       2,927

SUBACCOUNT WVIS7 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.49   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.34   $    0.49   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          4,476       4,717       3,180


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  30

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.08   $    1.05   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.08   $    1.08   $    1.05   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                  2,516       2,250          --          --
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
  DEC  31, 2002 WAS (0.46%).

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND)(11/9/1999)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                       $    1.11   $    1.05   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.16   $    1.11   $    1.05   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                    179          99          82          --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.01   $    1.00   $    1.02   $    1.00
Accumulation unit value at end of period                                             $    0.81   $    1.01   $    1.00   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                    536         342         244          --

SUBACCOUNT UGRO3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.85   $    1.03   $    1.15   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.85   $    1.03   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                  4,063       3,478       1,937          --

SUBACCOUNT WSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     28          --          --          --

SUBACCOUNT USPF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.80   $    0.92   $    1.00          --
Accumulation unit value at end of period                                             $    0.61   $    0.80   $    0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                  2,290         817          34          --

SUBACCOUNT UFIF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.11   $    1.06   $    1.00          --
Accumulation unit value at end of period                                             $    1.16   $    1.11   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,729         799          15          --

SUBACCOUNT UABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     90          --          --          --

SUBACCOUNT UAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     28          --          --          --

SUBACCOUNT UAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT UGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.96   $    0.97   $    1.00          --
Accumulation unit value at end of period                                             $    0.74   $    0.96   $    0.97          --
Number of accumulation units outstanding at end of period (000 omitted)                  3,898       2,152         213          --

SUBACCOUNT UPRG3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.65   $    0.80   $    1.00          --
Accumulation unit value at end of period                                             $    0.45   $    0.65   $    0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                  2,042       1,944         426          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  31

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.51   $    0.69   $    1.00          --
Accumulation unit value at end of period                                             $    0.29   $    0.51   $    0.69          --
Number of accumulation units outstanding at end of period (000 omitted)                    684         793         277          --

SUBACCOUNT UAGR3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                      1          --          --          --

SUBACCOUNT UFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    115          --          --          --

SUBACCOUNT UFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     31          --          --          --

SUBACCOUNT WMDC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                       $    1.06   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.95   $    1.06          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,445         522          --          --

SUBACCOUNT UFOV3 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     15          --          --          --

SUBACCOUNT WRES6 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                       $    1.42   $    1.34   $    1.00          --
Accumulation unit value at end of period                                             $    1.43   $    1.42   $    1.34          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,015         488         144          --

SUBACCOUNT PSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.01   $    1.21   $    1.43   $    1.00
Accumulation unit value at end of period                                             $    0.71   $    1.01   $    1.21   $    1.43
Number of accumulation units outstanding at end of period (000 omitted)                  4,574       2,844         855          --

SUBACCOUNT PVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.45   $    1.29   $    1.04   $    1.00
Accumulation unit value at end of period                                             $    1.30   $    1.45   $    1.29   $    1.04
Number of accumulation units outstanding at end of period (000 omitted)                     47           2          --          --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                       $    1.22   $    1.16   $    1.03   $    1.00
Accumulation unit value at end of period                                             $    1.06   $    1.22   $    1.16   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                  2,393         252          --          --

SUBACCOUNT UINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.84   $    1.02   $    1.00          --
Accumulation unit value at end of period                                             $    0.68   $    0.84   $    1.02          --
Number of accumulation units outstanding at end of period (000 omitted)                    866         514          52          --

SUBACCOUNT UGRS3 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.70   $    0.95   $    1.00          --
Accumulation unit value at end of period                                             $    0.50   $    0.70   $    0.95          --
Number of accumulation units outstanding at end of period (000 omitted)                    875         662          75          --

SUBACCOUNT PSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.87   $    0.93   $    1.00          --
Accumulation unit value at end of period                                             $    0.58   $    0.87   $    0.93          --
Number of accumulation units outstanding at end of period (000 omitted)                    441         293          35          --

SUBACCOUNT PSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                       $    1.05   $    1.06   $    1.00          --
Accumulation unit value at end of period                                             $    0.98   $    1.05   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                  3,949       1,861          23          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  32

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                       $    0.75   $    1.01   $    1.00          --
Accumulation unit value at end of period                                             $    0.57   $    0.75   $    1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                    209         126           7          --

SUBACCOUNT UOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     39          --          --          --

SUBACCOUNT WOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    190          --          --          --

SUBACCOUNT UOHI3 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                      4          --          --          --

SUBACCOUNT UOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     65          --          --          --

SUBACCOUNT WSTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                    212          --          --          --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.95   $    1.03   $    0.97   $    1.00
Accumulation unit value at end of period                                             $    0.76   $    0.95   $    1.03   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                  1,583         963         146          --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                       $    0.90   $    1.15   $    1.29   $    1.00
Accumulation unit value at end of period                                             $    0.73   $    0.90   $    1.15   $    1.29
Number of accumulation units outstanding at end of period (000 omitted)                  4,994       4,731       2,474          --

SUBACCOUNT UPRE3 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                     --          --          --          --

SUBACCOUNT UVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                       $    0.60   $    0.92   $    1.00          --
Accumulation unit value at end of period                                             $    0.41   $    0.60   $    0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                  1,020       1,024         152          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  33

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.05   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                          3,130       3,857         618
*THE 7-DAY YIELD FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF
 DEC. 31, 2002 WAS (0.55%).

SUBACCOUNT UBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/21/2002)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            309          --          --

SUBACCOUNT UDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            309          --          --

SUBACCOUNT UGRO4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT UNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.58   $    0.75   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                            683         193          32

SUBACCOUNT USVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             45          --          --

SUBACCOUNT USPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.80   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.61   $    0.80   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          4,960       1,756         110

SUBACCOUNT UFIF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (5/30/2000)
 (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                          5,451       1,321          34

SUBACCOUNT UABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.76          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            517          --          --

SUBACCOUNT UAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
  II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             18          --          --

SUBACCOUNT UAVA4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT UGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.96   $    0.97   $    1.00
Accumulation unit value at end of period                                                     $    0.74   $    0.96   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)                         10,906       4,722         292

SUBACCOUNT UPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.44   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          7,706       5,808         700


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  34

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.69   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.69
Number of accumulation units outstanding at end of period (000 omitted)                          2,423       2,237         456

SUBACCOUNT UAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO
  (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             71          --          --

SUBACCOUNT UFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.86          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            395          --          --

SUBACCOUNT UFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            108          --          --

SUBACCOUNT UFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            503          --          --

SUBACCOUNT UFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
  CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT URES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
  (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              8          --          --

SUBACCOUNT USMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
  (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.75   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.53   $    0.75   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          4,909       4,683         349

SUBACCOUNT UVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.80          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             61          --          --

SUBACCOUNT UMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.15   $    1.09   $    1.00
Accumulation unit value at end of period                                                     $    1.00   $    1.15   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                          6,327       1,374          15

SUBACCOUNT UINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
  FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.84   $    1.02   $    1.00
Accumulation unit value at end of period                                                     $    0.68   $    0.84   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                          2,373       1,576          53

SUBACCOUNT UGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
  SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.95   $    1.00
Accumulation unit value at end of period                                                     $    0.50   $    0.70   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                          2,832       1,928         187

SUBACCOUNT UNDS4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.94   $    1.01   $    1.00
Accumulation unit value at end of period                                                     $    0.63   $    0.94   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                            832         454          76

SUBACCOUNT UTRS4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE
  CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                               $    1.10   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.03   $    1.10   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          8,646       3,493         141


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  35

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
 (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.87          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              5          --          --

SUBACCOUNT UOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.78          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            163          --          --

SUBACCOUNT UOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             56          --          --

SUBACCOUNT UOHI4 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE
  SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             76          --          --

SUBACCOUNT UOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             87          --          --

SUBACCOUNT USTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            148          --          --

SUBACCOUNT UGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.98   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.79   $    0.98   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,879       1,109          17

SUBACCOUNT UIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            544          --          --

SUBACCOUNT UPRE4 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
  CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              7          --          --

SUBACCOUNT UVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
   CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                               $    0.60   $    0.92   $    1.00
Accumulation unit value at end of period                                                     $    0.41   $    0.60   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                          3,391       7,086         487


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  36

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
  (2/21/1995)
Accumulation unit value at beginning of period       $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03   $  1.00
Accumulation unit value at end of period             $  1.26   $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                          8,572     8,409     4,421       941       749       231       241       132

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
  (2/21/1995) (PREVIOUSLY AXP(R) VARIABLE
  PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17   $  1.00
Accumulation unit value at end of period             $  1.53   $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                          7,272     8,923     9,498     8,127     5,689     2,544     1,377       414

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
  FUND) (3/3/2000)
Accumulation unit value at beginning of period       $  1.09   $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.87   $  1.09   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            238       115         7        --        --        --        --        --

SUBACCOUNT EVG (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - GROWTH FUND) (5/2/2000)
Accumulation unit value at beginning of period       $  0.50   $  0.74   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.37   $  0.50   $  0.74        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            270       228       200        --        --        --        --        --

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
  (10/29/1997)
Accumulation unit value at beginning of period       $  1.27   $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --        --
Accumulation unit value at end of period             $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,938     4,237     3,717     2,141     1,108        69        --        --

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE
  FUND) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             35        --        --        --        --        --        --        --

SUBACCOUNT WFDI5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (3/3/2000)
  (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period       $  1.11   $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.16   $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            248       117        39        --        --        --        --        --

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I
  BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --

SUBACCOUNT WAAD5 (INVESTING IN SHARES OF AIM V.I
  CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
  (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WAVA5 (INVESTING IN SHARES OF AIM V.I
  PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.74        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WGIP5 (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              2        --        --        --        --        --        --        --

SUBACCOUNT EPP (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO
  (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period       $  0.79   $  0.96   $  1.17   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.54   $  0.79   $  0.96   $  1.17        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,312     2,574     3,368        56        --        --        --        --

SUBACCOUNT ETC (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO
  (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period       $  0.79   $  1.08   $  1.40   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.46   $  0.79   $  1.08   $  1.40        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,387     1,958     2,278       105        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  37

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
  (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              8        --        --        --        --        --        --        --

SUBACCOUNT WFGR5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.73        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             14        --        --        --        --        --        --        --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R)
  VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            250        94        --        --        --        --        --        --

SUBACCOUNT ERE (INVESTING IN SHARES OF FTVIPT
  FRANKLIN REAL ESTATE FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period       $  1.33   $  1.25   $  0.97   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.34   $  1.33   $  1.25   $  0.97        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            542       325       202         1        --        --        --        --

SUBACCOUNT WSMC5 (INVESTING IN SHARES OF FTVIPT
  FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period       $  0.51   $  0.61   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.36   $  0.51   $  0.61        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            967       723       260        --        --        --        --        --

SUBACCOUNT WVAS5 (INVESTING IN SHARES OF FTVIPT
  FRANKLIN SMALL CAP VALUE SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.88        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             55        --        --        --        --        --        --        --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT
  MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period       $  1.23   $  1.17   $  1.05   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.07   $  1.23   $  1.17   $  1.05        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            966       546       170        31        --        --        --        --

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT
  TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            286        --        --        --        --        --        --        --

SUBACCOUNT WSND5 (INVESTING IN SHARES OF MFS(R)
  NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.73        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             20        --        --        --        --        --        --        --

SUBACCOUNT WSTR5 (INVESTING IN SHARES OF MFS(R)
  TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --

SUBACCOUNT WSUT5 (INVESTING IN SHARES OF MFS(R)
  UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              6        --        --        --        --        --        --        --

SUBACCOUNT WOCA5 (INVESTING IN SHARES OF OPPENHEIMER
  CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --

SUBACCOUNT WOGS5 (INVESTING IN SHARES OF OPPENHEIMER
  GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.77        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  38

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER
  MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --

SUBACCOUNT WSTB5 (INVESTING IN SHARES OF OPPENHEIMER
  STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT
 GROWTH AND INCOME FUND - CLASS SHARES) (10/5/1998)
Accumulation unit value at beginning of period       $  1.16   $  1.26   $  1.18   $  1.18   $  1.00        --        --        --
Accumulation unit value at end of period             $  0.93   $  1.16   $  1.26   $  1.18   $  1.18        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          5,706     6,280     6,616     4,302       239        --        --        --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND -  CLASS IB SHARES)
  (9/22/1999)
Accumulation unit value at beginning of period       $  0.93   $  1.19   $  1.33   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.76   $  0.93   $  1.19   $  1.33        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,856     1,775     2,192       347        --        --        --        --

SUBACCOUNT EPT (INVESTING IN SHARES OF PUTNAM VT
  VISTA FUND - CLASS IB SHARES) (8/26/1999)
Accumulation unit value at beginning of period       $  0.92   $  1.40   $  1.48   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.63   $  0.92   $  1.40   $  1.48        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            888       782       403         1        --        --        --        --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  39

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            608         455          63

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,916       1,815         868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             35          --          --

SUBACCOUNT WFDI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY
AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,555       1,473         328

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                            723         367          --

SUBACCOUNT WRES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.26   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.26   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            674         373          72

SUBACCOUNT WSMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.55   $    0.65   $    1.00
Accumulation unit value at end of period                                                     $    0.38   $    0.55   $    0.65
Number of accumulation units outstanding at end of period (000 omitted)                          3,832       3,330       1,583

SUBACCOUNT WVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
  SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             96          --          --

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,165         691         102

SUBACCOUNT WOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES
  FUND/VA, SERVICE SHARES) (5/1/2002)
 ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD                                              $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6          --          --

SUBACCOUNT WSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC
  BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             83          --          --

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
  EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          5,517       6,094       3,827

SUBACCOUNT WVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.33   $    0.48   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                          5,352       6,122       3,255


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  40

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND) (5/1/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                          4,222       3,979       2,613

SUBACCOUNT SBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED BOND FUND) (5/1/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.09   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.14   $    1.09   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            264         317          64

SUBACCOUNT WDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.09   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.87   $    1.09   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                            368         223          66

SUBACCOUNT SGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.50   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.36   $    0.50   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                             35          83         211

SUBACCOUNT WNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.71   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.71   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          2,700       3,128       2,130

SUBACCOUNT WSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WFDI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY
AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,375       1,609         272

SUBACCOUNT WABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (7/31/2002)
  ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD                                             $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             40          --          --

SUBACCOUNT WAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              2          --          --

SUBACCOUNT WGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT SPGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.65   $    0.80   $    1.00
Accumulation unit value at end of period                                                     $    0.44   $    0.65   $    0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,162       2,397       1,899

SUBACCOUNT STEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.65   $    1.00
Accumulation unit value at end of period                                                     $    0.27   $    0.48   $    0.65
Number of accumulation units outstanding at end of period (000 omitted)                          1,976       2,165       2,882


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  41

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT WFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             41          --          --

SUBACCOUNT WMDC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
  CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                            559         156          --

SUBACCOUNT WRES3 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.26   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.26   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                            926         232          92

SUBACCOUNT WSMC3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.61   $    1.00
Accumulation unit value at end of period                                                     $    0.35   $    0.51   $    0.61
Number of accumulation units outstanding at end of period (000 omitted)                          2,561       2,597         797

SUBACCOUNT WVAS3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.88          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             61          --          --

SUBACCOUNT WMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,063         324          39

SUBACCOUNT WINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             76          --          --

SUBACCOUNT WSND3 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT WSTR3 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             26          --          --

SUBACCOUNT WSUT3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             10          --          --

SUBACCOUNT WOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT WOGS3 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             78          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  42

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              5          --          --

SUBACCOUNT WSTB3 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             73          --          --

SUBACCOUNT WGIN3 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS
  IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             22          --          --

SUBACCOUNT WIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,437       4,040       2,678

SUBACCOUNT WVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
  SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.48   $    0.74   $    1.00
Accumulation unit value at end of period                                                     $    0.33   $    0.48   $    0.74
Number of accumulation units outstanding at end of period (000 omitted)                          3,966       4,624       2,513


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  43

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.05   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.04   $    1.05   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                         12,876      11,399      11,511

SUBACCOUNT SBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  BOND FUND) (2/11/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $    1.09   $    1.03   $    1.00
Accumulation unit value at end of period                                                     $    1.14   $    1.09   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                            894       1,363         688

SUBACCOUNT SDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.08   $    1.07   $    1.00
Accumulation unit value at end of period                                                     $    0.86   $    1.08   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                            179         367          52

SUBACCOUNT SGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  GROWTH FUND) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.52   $    0.77   $    1.00
Accumulation unit value at end of period                                                     $    0.38   $    0.52   $    0.77
Number of accumulation units outstanding at end of period (000 omitted)                            476         546         554

SUBACCOUNT SNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.74   $    0.90   $    1.00
Accumulation unit value at end of period                                                     $    0.57   $    0.74   $    0.90
Number of accumulation units outstanding at end of period (000 omitted)                          2,097       2,896       2,468

SUBACCOUNT WSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              3          --          --

SUBACCOUNT SFDI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
  GOVERNMENT FUND) (2/11/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.11   $    1.06   $    1.00
Accumulation unit value at end of period                                                     $    1.16   $    1.11   $    1.06
Number of accumulation units outstanding at end of period (000 omitted)                            397         424          24

SUBACCOUNT WABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND,
  SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND,
  SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
  SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              1          --          --

SUBACCOUNT SPGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH
  PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.48   $    0.70   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                          4,631       7,466       9,298

SUBACCOUNT STEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
  PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                               $    0.51   $    0.70   $    1.00
Accumulation unit value at end of period                                                     $    0.29   $    0.51   $    0.70
Number of accumulation units outstanding at end of period (000 omitted)                          3,655       6,380       9,543


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  44

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO
  SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WMDC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.89          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             27          --          --

SUBACCOUNT SRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.40   $    1.32   $    1.00
Accumulation unit value at end of period                                                     $    1.41   $    1.40   $    1.32
Number of accumulation units outstanding at end of period (000 omitted)                            967         685         269

SUBACCOUNT WSMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.75          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.88          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT SMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND
  - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.19   $    1.00
Accumulation unit value at end of period                                                     $    1.09   $    1.25   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                            690         473          79

SUBACCOUNT WINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
  FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)                            330          --          --

SUBACCOUNT WSND8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WSTR8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES -
  SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              6          --          --

SUBACCOUNT WSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE
  CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              9          --          --

SUBACCOUNT WOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             13          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  45

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                            2002        2001       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.81          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.85          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              7          --          --

SUBACCOUNT WVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS
  IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.74          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  46

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                            2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.08   $    1.08   $    1.00
Accumulation unit value at end of period                                                     $    0.86   $    1.08   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                             36          34           3

SUBACCOUNT WNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.70   $    0.86   $    1.00
Accumulation unit value at end of period                                                     $    0.54   $    0.70   $    0.86
Number of accumulation units outstanding at end of period (000 omitted)                            363         701         483

SUBACCOUNT WSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
  SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WFDI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION
  U.S. GOVERNMENT FUND) (3/3/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $    1.10   $    1.05   $    1.00
Accumulation unit value at end of period                                                     $    1.15   $    1.10   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                          1,155         592         331

SUBACCOUNT WMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
  SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                               $    1.06   $    1.00          --
Accumulation unit value at end of period                                                     $    0.94   $    1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                             42           8          --

SUBACCOUNT WRES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.25   $    1.18   $    1.00
Accumulation unit value at end of period                                                     $    1.26   $    1.25   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                             58          11           2

SUBACCOUNT WSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND -
  CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.50   $    0.60   $    1.00
Accumulation unit value at end of period                                                     $    0.35   $    0.50   $    0.60
Number of accumulation units outstanding at end of period (000 omitted)                            331         348         258

SUBACCOUNT WVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
  SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.79          --          --
Number of accumulation units outstanding at end of period (000 omitted)                              4          --          --

SUBACCOUNT WMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES
  FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                               $    1.17   $    1.11   $    1.00
Accumulation unit value at end of period                                                     $    1.02   $    1.17   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                            123          41           3

SUBACCOUNT WOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    0.77          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WSTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA,
  SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                               $    1.00          --          --
Accumulation unit value at end of period                                                     $    1.03          --          --
Number of accumulation units outstanding at end of period (000 omitted)                             --          --          --

SUBACCOUNT WIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
  CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.59   $    0.75   $    1.00
Accumulation unit value at end of period                                                     $    0.47   $    0.59   $    0.75
Number of accumulation units outstanding at end of period (000 omitted)                            666         730         499

SUBACCOUNT WVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
  (3/3/2000)
Accumulation unit value at beginning of period                                               $    0.73   $    1.00          --
Accumulation unit value at end of period                                                     $    0.33   $    0.73          --
Number of accumulation units outstanding at end of period (000 omitted)                            608         384          --


--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  47

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity (comprised of subaccounts UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG2, SCMG1, UBND1, UBND2, PBND1, UBND4, ESI, SBND2, SBND1, UDEI1, UDEI2, WDEI7, PDEI1, UDEI4, WDEI5, WDEI4, WDEI3, SDEI1, WDEI2, UGRO1, UGRO2, UGRO3, UGRO4, EVG, SGRO2, SGRO1, UNDM1, UNDM2, WNDM7, PNDM1, UNDM4, EGD, WNDM4, WNDM3, SNDM1, WNDM2, USVA1, USVA2, WSVA7, WSVA6, USVA4, WSVA5, WSVA4, WSVA3, WSVA8, WSVA2, USPF1, USPF2, USPF3, USPF4, UFIF1, UFIF2, WFDI7, UFIF3, UFIF4, WFDI5, WFDI4, WFDI3, SFDI1, WFDI2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA3, WABA8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD3, WAAD8, UAVA1, UAVA2, UAVA3, UAVA4, WAVA5, WAVA3, WAVA8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP3, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR2, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC2, STEC1, UAGR1, UAGR2, UAGR3, UAGR4, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO3, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR3, WFGR8, UFMC1, UFMC2, WMDC7, WMDC6, UFMC4, WMDC5, WMDC4, WMDC3, WMDC8, WMDC2, UFOV1, UFOV2, UFOV3, UFOV4, URES1, URES2, WRES7, WRES6, URES4, ERE, WRES4, WRES3, SRES1, WRES2, USMC1, USMC2, WSMC7, PSMC1, USMC4, WSMC5, WSMC4, WSMC3, WSMC8, WSMC2, UVAS1, UVAS2, WVAS7, PVAS1, UVAS4, WVAS5, WVAS4, WVAS3, WVAS8, WVAS2, UMSS1, UMSS2, WMSS7, PMSS1, UMSS4, EMU, WMSS4, WMSS3, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT3, WINT8, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND3, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR3, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5, WSUT3, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA3, WOCA8, UOGS1, UOGS2, WOGS7, WOGS6, UOGS4, WOGS5, WOGS4, WOGS3, WOGS8, WOGS2, UOHI1, UOHI2, UOHI3, UOHI4, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM3, WOSM8, USTB1, USTB2, WSTB7, WSTB6, USTB4, WSTB5, WSTB4, WSTB3, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN3, WGIN8, UIGR1, UIGR2, WIGR7, PIGR1, UIGR4, EPL, WIGR4, WIGR3, WIGR8, WIGR2, UPRE1, UPRE2, UPRE3, UPRE4, UVIS1, UVIS2, WVIS7, UVIS3, UVIS4, EPT, WVIS4, WVIS3, WVIS8 and WVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  48

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                              UCMG1          UCMG2          PCMG1          UCMG4           EMS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    737,442   $  2,965,452   $  2,707,514   $  3,315,670   $ 10,774,913
                                                            ------------------------------------------------------------------------
    at market value                                         $    737,435   $  2,965,415   $  2,707,497   $  3,315,658   $ 10,774,903
Dividends receivable                                                 521          2,267          1,753          2,531          7,328
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     819             --            674             --         35,164
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     738,775      2,967,682      2,709,924      3,318,189     10,817,395
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   510          2,478          2,227          3,492         10,388
    Issue and administrative expense charge                           90            391            304            437          1,246
    Contract terminations                                             --             --             --         30,519             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    600          2,869          2,531         34,448         11,634
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        738,175      2,964,813      2,707,393      3,283,741     10,805,747
Net assets applicable to contracts in payment period                  --             --             --             --             14
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
====================================================================================================================================
Accumulation units outstanding                                   697,432      2,932,646      2,516,248      3,129,964      8,571,906
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.01   $       1.08   $       1.05   $       1.26
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCMG2          SCMG1          UBND1          UBND2          PBND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,479,257   $ 13,416,429   $     64,826   $    220,258   $    204,142
                                                            ------------------------------------------------------------------------
    at market value                                         $  4,479,257   $ 13,416,402   $     65,690   $    223,134   $    207,119
Dividends receivable                                               3,479         10,759            266            821            856
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         44,561             --            153             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,482,736     13,471,722         65,956        224,108        207,975
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 5,387         17,928             47            161            193
    Issue and administrative expense charge                          599          1,855              8             25             26
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,986         19,783             55            186            219
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,409,908     13,451,939         65,901        223,922        207,756
Net assets applicable to contracts in payment period              66,842             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
====================================================================================================================================
Accumulation units outstanding                                 4,222,295     12,876,367         63,297        215,197        178,782
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $       1.04   $       1.04   $       1.16
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  49

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   UBND4           ESI           SBND2         SBND1          UDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    315,160   $ 11,517,026   $    296,578   $  1,003,878   $     20,069
                                                            ------------------------------------------------------------------------
    at market value                                         $    318,929   $ 11,099,579   $    300,042   $  1,014,347   $     20,381
Dividends receivable                                               1,254         48,837          1,509          5,123             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     830             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     321,013     11,148,416        301,551      1,019,470         20,381
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   309         12,542            428          1,540             14
    Issue and administrative expense charge                           39          1,505             48            159              2
    Contract terminations                                             --          2,945            404          2,118             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    348         16,992            880          3,817             16
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        320,665     11,117,524        300,671      1,015,653         20,365
Net assets applicable to contracts in payment period                  --         13,900             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
====================================================================================================================================
Accumulation units outstanding                                   308,611      7,272,250        264,312        894,148         25,989
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.53   $       1.14   $       1.14   $       0.78
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI2          WDEI7          PDEI1          UDEI4           WDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    140,811   $    608,404   $    509,076   $    233,081   $    230,497
                                                            ------------------------------------------------------------------------
    at market value                                         $    146,257   $    501,323   $    432,514   $    241,196   $    199,769
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     202             --             --            900          7,108
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     146,459        501,323        432,514        242,096        206,877
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   103            461            417            235            192
    Issue and administrative expense charge                           16             66             57             29             23
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    119            527            474            264            215
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        146,340        500,796        432,040        241,832        206,662
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
====================================================================================================================================
Accumulation units outstanding                                   186,834        573,265        536,180        309,286        237,913
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.87   $       0.81   $       0.78   $       0.87
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  50

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI4          WDEI3          SDEI1          WDEI2          UGRO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    646,257   $    380,452   $    247,938   $     36,373   $         32
                                                            ------------------------------------------------------------------------
    at market value                                         $    527,883   $    319,687   $    211,731   $     30,953   $         28
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     527,883        319,687        211,731         30,953             28
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   598            377            269             41             --
    Issue and administrative expense charge                           69             42             28              4             --
    Contract terminations                                             --            591         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    667          1,010         57,912             45             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        527,216        318,677        153,819         30,908             28
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    527,216   $    318,677   $    153,819   $     30,908   $         28
====================================================================================================================================
Accumulation units outstanding                                   607,736        367,895        178,949         35,832             34
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.87   $       0.86   $       0.86   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGRO2          UGRO3          UGRO4          EVG            SGRO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      7,165   $         --   $         --   $    179,215   $     29,982
                                                            ------------------------------------------------------------------------
    at market value                                         $      7,119   $         --   $         --   $     98,717   $     12,795
Dividends receivable                                                  --                                                          --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --                            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       7,119             --             --         98,717         12,795
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3             --             --             99             15
    Issue and administrative expense charge                           --             --             --             12              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3             --             --            111             17
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          7,116             --             --         98,606         12,778
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      7,116   $         --   $         --   $     98,606   $     12,778
====================================================================================================================================
Accumulation units outstanding                                     8,766             --             --        269,697         35,062
====================================================================================================================================
Net asset value per accumulation unit                       $       0.81   $         --   $         --   $       0.37   $       0.36
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  51

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SGRO1          UNDM1          UNDM2          WNDM7          PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    402,044   $     61,129   $    443,015   $  1,425,759   $  3,852,324
                                                            ------------------------------------------------------------------------
    at market value                                         $    181,745   $     55,895   $    411,517   $    940,917   $  2,723,744
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --          1,079             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     181,745         55,895        412,596        940,917      2,723,744
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   228             39            316            866          2,570
    Issue and administrative expense charge                           23              7             50            124            351
    Contract terminations                                             --             --             --             --         25,003
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    251             46            366            990         27,924
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        181,494         55,849        412,230        939,927      2,665,088
Net assets applicable to contracts in payment period                  --             --             --             --         30,732
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    181,494   $     55,849   $    412,230   $    939,927   $  2,695,820
====================================================================================================================================
Accumulation units outstanding                                   476,463         95,358        704,303      1,714,269      4,062,591
====================================================================================================================================
Net asset value per accumulation unit                       $       0.38   $       0.59   $       0.59   $       0.55   $       0.66
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UNDM4          EGD            WNDM4          WNDM3          SNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    435,863   $  5,769,444   $  1,467,364   $  2,290,598   $  1,654,069
                                                            ------------------------------------------------------------------------
    at market value                                         $    390,974   $  3,838,918   $  1,044,440   $  1,470,588   $  1,192,371
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   5,614         10,329             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     396,588      3,849,247      1,044,440      1,470,588      1,192,371
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   367          4,192          1,184          1,745          1,635
    Issue and administrative expense charge                           46            503            137            194            169
    Contract terminations                                             --             --             --            583            140
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    413          4,695          1,321          2,522          1,944
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        396,175      3,844,552      1,043,119      1,468,066      1,190,427
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
====================================================================================================================================
Accumulation units outstanding                                   682,651      3,938,306      1,915,904      2,700,114      2,096,659
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       0.98   $       0.54   $       0.54   $       0.57
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  52

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WNDM2          USVA1          USVA2          WSVA7          WSVA6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    321,230   $     16,054   $     51,036   $     17,169   $     23,484
                                                            ------------------------------------------------------------------------
    at market value                                         $    197,030   $     16,186   $     52,504   $     17,747   $     21,811
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             40             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     197,030         16,186         52,544         17,747         21,811
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   259             12             41             17             21
    Issue and administrative expense charge                           26              2              6              2              3
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    285             14             47             19             24
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        196,745         16,172         52,497         17,728         21,787
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
====================================================================================================================================
Accumulation units outstanding                                   363,376         20,501         66,572         22,399         27,547
====================================================================================================================================
Net asset value per accumulation unit                       $       0.54   $       0.79   $       0.79   $       0.79   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USVA4          WSVA5          WSVA4          WSVA3          WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     33,576   $     25,273   $     30,874   $     18,254   $      3,096
                                                            ------------------------------------------------------------------------
    at market value                                         $     34,764   $     24,365   $     27,878   $     17,604   $      3,069
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     533          2,987             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      35,297         27,352         27,878         17,604          3,069
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    31             25             30             20              5
    Issue and administrative expense charge                            4              3              3              2             --
    Contract terminations                                             --             --             --            197             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     35             28             33            219              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         35,262         27,324         27,845         17,385          3,064
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
====================================================================================================================================
Accumulation units outstanding                                    44,777         34,584         35,256         22,027          3,201
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.79   $       0.79   $       0.79   $       0.96
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  53

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA2          USPF1          USPF2          USPF3          USPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $    247,240   $  2,934,792   $  1,656,095   $  3,645,864
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $    221,224   $  2,445,712   $  1,403,895   $  3,025,331
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             47          3,104             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --        221,271      2,448,816      1,403,895      3,025,331
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --            161          2,025          1,347          3,158
    Issue and administrative expense charge                           --             28            320            184            395
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            189          2,345          1,531          3,553
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --        221,081      2,446,471      1,398,455      3,021,778
Net assets applicable to contracts in payment period                  --              1             --          3,909             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
====================================================================================================================================
Accumulation units outstanding                                        --        359,562      3,995,152      2,289,816      4,960,170
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.61   $       0.61   $       0.61   $       0.61
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    745,740   $  6,066,389   $  1,666,286   $  1,976,871   $  6,249,561
                                                            ------------------------------------------------------------------------
    at market value                                         $    750,137   $  6,153,596   $  1,694,858   $  2,011,612   $  6,322,065
Dividends receivable                                               1,821         15,628          4,196          4,925         14,076
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --            218          3,365
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     751,958      6,169,224      1,699,054      2,016,755      6,339,506
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   552          5,295          1,576          1,935          6,046
    Issue and administrative expense charge                           98            836            225            264            756
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    650          6,131          1,801          2,199          6,802
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        751,308      6,163,093      1,697,253      2,014,556      6,332,704
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    751,308   $  6,163,093   $  1,697,253   $  2,014,556   $  6,332,704
====================================================================================================================================
Accumulation units outstanding                                   644,887      5,335,768      1,449,697      1,729,338      5,451,045
====================================================================================================================================
Net asset value per accumulation unit                       $       1.17   $       1.16   $       1.17   $       1.16   $       1.16
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  54

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFDI5          WFDI4          WFDI3          SFDI1          WFDI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    284,135   $  2,883,595   $  2,669,094   $    522,421   $  1,294,494
                                                            ------------------------------------------------------------------------
    at market value                                         $    287,795   $  2,938,708   $  2,721,604   $    526,870   $  1,321,732
Dividends receivable                                                 785          7,189          6,663          1,415          3,261
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     288,580      2,945,897      2,728,267        528,285      1,324,993
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   351          3,335          3,210            728          1,746
    Issue and administrative expense charge                           42            385            357             75            175
    Contract terminations                                            961             --             --         68,310             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,354          3,720          3,567         69,113          1,921
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        287,226      2,942,177      2,724,700        459,172      1,323,072
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    287,226   $  2,942,177   $  2,724,700   $    459,172   $  1,323,072
====================================================================================================================================
Accumulation units outstanding                                   248,245      2,554,917      2,375,336        396,901      1,155,299
====================================================================================================================================
Net asset value per accumulation unit                       $       1.16   $       1.15   $       1.15   $       1.16   $       1.15
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UABA1          UABA2          UABA3          UABA4          WABA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     85,887   $    544,540   $     69,193   $    396,598   $     10,166
                                                            ------------------------------------------------------------------------
    at market value                                         $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            193             --          6,079             --
Receivable from mutual funds and portfolios
  for share redemptions                                               70            458             66            344             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      85,637        539,810         67,981        397,557         10,226
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    59            396             58            306             10
    Issue and administrative expense charge                           11             62              8             38              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            193             --          6,079             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     70            651             66          6,423             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         85,567        539,159         67,915        391,134         10,215
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
====================================================================================================================================
Accumulation units outstanding                                   112,917        711,278         89,669        516,794         10,737
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.76   $       0.76   $       0.76   $       0.95
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  55

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WABA3          WABA8          UAAD1          UAAD2          UAAD3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     37,921   $         17   $     23,343   $         --   $     21,203
                                                            ------------------------------------------------------------------------
    at market value                                         $     38,407   $         17   $     22,768   $         --   $     21,262
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              642             --             19             --              3
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      39,049             17         22,787             --         21,265
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    52             --             16             --              3
    Issue and administrative expense charge                            6             --              3             --             --
    Contract terminations                                            584             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    642             --             19             --              3
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         38,407             17         22,768             --         21,262
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     38,407   $         17   $     22,768   $         --   $     21,262
====================================================================================================================================
Accumulation units outstanding                                    40,378             18         30,326             --         28,363
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.75   $         --   $       0.75
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAAD4          WAAD5          WAAD3          WAAD8          UAVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,258   $         --   $         --   $         --   $      2,649
                                                            ------------------------------------------------------------------------
    at market value                                         $     13,154   $         --   $         --   $         --   $      2,507
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                3             --             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      13,157             --             --             --          2,509
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3             --             --             --              2
    Issue and administrative expense charge                           --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3             --             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         13,154             --             --             --          2,507
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     13,154   $         --   $         --   $         --   $      2,507
====================================================================================================================================
Accumulation units outstanding                                    17,558             --             --             --          3,221
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $         --   $         --   $         --   $       0.78
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  56

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAVA2          UAVA3          UAVA4          WAVA5          WAVA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     24,172   $         27   $        442   $         --   $      2,004
                                                            ------------------------------------------------------------------------
    at market value                                         $     23,153   $         22   $        416   $         --   $      1,543
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            141             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               21              1             --             --              2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,174             23            557             --          1,545
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    18             --             --             --              2
    Issue and administrative expense charge                            3             --             --             --             --
    Contract terminations                                             --              1             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            141             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     21              1            141             --              2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,153             22            416             --          1,543
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     23,153   $         22   $        416   $         --   $      1,543
====================================================================================================================================
Accumulation units outstanding                                    29,767             29            535             --          2,083
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.78   $       0.78   $         --   $       0.74
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WAVA8          UGIP1          UGIP2          UGIP3          UGIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $  1,191,927   $  7,603,352   $  3,645,994   $ 10,110,368
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            105          2,566             --         13,625
Receivable from mutual funds and portfolios
  for share redemptions                                               --            865          5,856          3,239          9,424
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --        997,221      6,113,337      2,883,925      8,050,224
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --            735          5,057          2,850          8,377
    Issue and administrative expense charge                           --            130            799            389          1,047
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            105          2,566             --         13,625
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            970          8,422          3,239         23,049
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --        996,251      6,104,915      2,876,366      8,027,175
Net assets applicable to contracts in payment period                  --             --             --          4,320             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
====================================================================================================================================
Accumulation units outstanding                                        --      1,341,385      8,240,945      3,897,922     10,906,192
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.74   $       0.74   $       0.74   $       0.74
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  57

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIP5          WGIP3          WGIP8          UPRG1          UPRG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      2,083   $      1,333   $      1,107   $    620,949   $  2,941,075
                                                            ------------------------------------------------------------------------
    at market value                                         $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                3              1              2            395          1,904
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       2,123          1,303          1,078        449,916      1,995,498
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     3              1              2            336          1,644
    Issue and administrative expense charge                           --             --             --             59            260
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      3              1              2            395          1,904
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          2,120          1,302          1,076        449,521      1,993,594
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
====================================================================================================================================
Accumulation units outstanding                                     2,223          1,366          1,129      1,002,649      4,458,868
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.95   $       0.45   $       0.45
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UPRG3          UPRG4          EPP            SPGR2          SPGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,378,049   $  5,027,796   $  2,107,797   $    858,886   $  3,888,559
                                                            ------------------------------------------------------------------------
    at market value                                         $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      13             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,032          5,821          5,097            681         37,233
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     910,515      3,428,669      1,242,759        514,624      2,244,684
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   908          3,599          1,402            613          2,963
    Issue and administrative expense charge                          124            450            168             68            306
    Contract terminations                                             --          1,772          3,527             --         33,964
Payable to mutual funds and portfolios
  for investments purchased                                           13             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,045          5,821          5,097            681         37,233
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        909,470      3,422,848      1,237,662        513,943      2,207,451
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
====================================================================================================================================
Accumulation units outstanding                                 2,042,048      7,705,539      2,311,533      1,161,672      4,630,805
====================================================================================================================================
Net asset value per accumulation unit                       $       0.45   $       0.44   $       0.54   $       0.44   $       0.48
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  58

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTEC1          UTEC2          UTEC3          UTEC4          ETC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    202,926   $    813,936   $    411,542   $  1,340,754   $  1,821,739
                                                            ------------------------------------------------------------------------
    at market value                                         $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              193            437            235          1,104            786
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     109,914        450,627        200,878        709,668        632,544
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    83            377            207            759            702
    Issue and administrative expense charge                           15             60             28             95             84
    Contract terminations                                             95             --             --            250             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    193            437            235          1,104            786
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        109,721        450,190        200,643        708,564        631,758
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
====================================================================================================================================
Accumulation units outstanding                                   371,846      1,529,719        684,451      2,423,326      1,387,024
====================================================================================================================================
Net asset value per accumulation unit                       $       0.30   $       0.29   $       0.29   $       0.29   $       0.46
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  STEC2          STEC1          UAGR1          UAGR2          UAGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    895,506   $  2,104,736   $      8,301   $     36,445   $      1,270
                                                            ------------------------------------------------------------------------
    at market value                                         $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              900          1,874              7             30              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     540,409      1,070,832          8,006         36,979          1,261
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   810          1,698              6             26              1
    Issue and administrative expense charge                           90            176              1              4             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    900          1,874              7             30              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        539,509      1,068,958          7,999         36,949          1,260
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
====================================================================================================================================
Accumulation units outstanding                                 1,975,781      3,655,170          8,818         40,731          1,391
====================================================================================================================================
Net asset value per accumulation unit                       $       0.27   $       0.29   $       0.91   $       0.91   $       0.91
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  59

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAGR4          UFCO1          UFCO2          UFCO3          UFCO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     65,170   $    183,614   $    643,517   $     99,953   $    342,611
                                                            ------------------------------------------------------------------------
    at market value                                         $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --            201             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               76            148            510             87            244
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      64,272        180,665        639,656         99,562        340,745
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    68            126            440             77            217
    Issue and administrative expense charge                            8             22             70             10             27
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            201             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     76            148            711             87            244
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         64,196        180,517        638,945         99,475        340,501
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
====================================================================================================================================
Accumulation units outstanding                                    70,921        208,942        740,136        115,323        394,991
====================================================================================================================================
Net asset value per accumulation unit                       $       0.91   $       0.86   $       0.86   $       0.86   $       0.86
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFCO5          WFCO3          WFCO8          UFGR1          UFGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      8,071   $        806   $         --   $     14,246   $     83,293
                                                            ------------------------------------------------------------------------
    at market value                                         $      8,113   $        806   $         --   $     13,379   $     80,439
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                6             --             --             11             72
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,119            806             --         13,390         80,511
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     5             --             --              9             62
    Issue and administrative expense charge                            1             --             --              2             10
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      6             --             --             11             72
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          8,113            806             --         13,379         80,439
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      8,113   $        806   $         --   $     13,379   $     80,439
====================================================================================================================================
Accumulation units outstanding                                     8,370            832             --         17,905        107,718
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       0.97   $         --   $       0.75   $       0.75
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  60

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFGR3          UFGR4          WFGR5          WFGR3          WFGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     24,001   $     88,681   $     10,127   $     31,101   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     23,215   $     80,409   $      9,926   $     29,511   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               17             95              8             39             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,232         80,504          9,934         29,550             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    15             84              7             35             --
    Issue and administrative expense charge                            2             11              1              4             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     17             95              8             39             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,215         80,409          9,926         29,511             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     23,215   $     80,409   $      9,926   $     29,511   $         --
====================================================================================================================================
Accumulation units outstanding                                    31,116        107,846         13,654         40,626             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $       0.75   $       0.73   $       0.73   $         --
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFMC1          UFMC2          WMDC7          WMDC6          UFMC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     79,314   $    652,752   $  1,022,482   $  1,488,607   $    426,815
                                                            ------------------------------------------------------------------------
    at market value                                         $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            920             --             --          2,219
Receivable from mutual funds and portfolios
  for share redemptions                                               67            512          2,728          1,487            426
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      79,661        656,889        953,773      1,367,782        428,265
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    57            442            878          1,300            379
    Issue and administrative expense charge                           10             70            125            177             47
    Contract terminations                                             --             --             --             10             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            920          1,725             --          2,219
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     67          1,432          2,728          1,487          2,645
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         79,594        655,457        951,045      1,366,295        425,620
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
====================================================================================================================================
Accumulation units outstanding                                    93,784        772,633      1,005,299      1,445,477        502,532
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       0.85   $       0.95   $       0.95   $       0.85
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  61

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC5          WMDC4          WMDC3          WMDC8          WMDC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    252,211   $    730,429   $    561,020   $     24,414   $     43,607
                                                            ------------------------------------------------------------------------
    at market value                                         $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   2,987            803             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              279            835            891             17             58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     239,298        682,377        526,896         24,454         39,659
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   249            749            624             15             53
    Issue and administrative expense charge                           30             86             69              2              5
    Contract terminations                                             --             --            198             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,987            803             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,266          1,638            891             17             58
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        236,032        680,739        526,005         24,437         39,601
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
====================================================================================================================================
Accumulation units outstanding                                   250,328        722,653        558,897         27,389         42,182
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.94   $       0.94   $       0.89   $       0.94
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFOV1          UFOV2          UFOV3          UFOV4          URES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     17,884   $     15,230   $     11,747   $      2,952   $     12,804
                                                            ------------------------------------------------------------------------
    at market value                                         $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               15             13             10              3             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      17,371         15,168         10,996          2,689         13,139
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    13             11              9              3              9
    Issue and administrative expense charge                            2              2              1             --              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     15             13             10              3             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         17,356         15,155         10,986          2,686         13,128
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
====================================================================================================================================
Accumulation units outstanding                                    23,039         20,130         14,606          3,573         14,048
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $       0.75   $       0.75   $       0.75   $       0.93
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  62

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  URES2          WRES7          WRES6          URES4          ERE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     32,044   $    615,014   $  1,462,155   $      7,103   $    725,247
                                                            ------------------------------------------------------------------------
    at market value                                         $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               27            643          1,604              7          1,072
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      32,618        605,639      1,458,183          7,190        728,838
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    23            563          1,412              6            788
    Issue and administrative expense charge                            4             80            192              1             95
    Contract terminations                                             --             --             --             --            189
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     27            643          1,604              7          1,072
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         32,591        604,996      1,456,579          7,183        727,766
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
====================================================================================================================================
Accumulation units outstanding                                    34,898        421,183      1,015,442          7,706        541,851
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       1.44   $       1.43   $       0.93   $       1.34
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES4          WRES3          SRES1          WRES2          USMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    855,956   $  1,207,585   $  1,396,320   $     71,741   $    419,649
                                                            ------------------------------------------------------------------------
    at market value                                         $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     800             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,071          1,555         54,270            104            305
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     853,805      1,170,606      1,413,446         72,861        349,939
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   960          1,399          1,779             95            259
    Issue and administrative expense charge                          111            156            184              9             46
    Contract terminations                                             --             --         52,307             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          800             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,871          1,555         54,270            104            305
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        851,934      1,169,051      1,359,176         72,757        349,634
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
====================================================================================================================================
Accumulation units outstanding                                   673,721        925,709        966,512         57,864        656,242
====================================================================================================================================
Net asset value per accumulation unit                       $       1.26   $       1.26   $       1.41   $       1.26   $       0.53
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  63

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USMC2          WSMC7          PSMC1          USMC4          WSMC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,777,281   $  1,706,135   $  4,538,538   $  3,369,962   $    467,785
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     138             --             --          1,316             --
Receivable from mutual funds and portfolios
  for share redemptions                                            2,045          1,150         29,457          3,040            413
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,166,892      1,088,677      3,290,234      2,595,982        344,560
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,766          1,006          3,181          2,702            369
    Issue and administrative expense charge                          279            144            434            338             44
    Contract terminations                                             --             --         25,842             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          138             --             --          1,316             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,183          1,150         29,457          4,356            413
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,164,709      1,087,527      3,254,661      2,591,626        344,147
Net assets applicable to contracts in payment period                  --             --          6,116             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
====================================================================================================================================
Accumulation units outstanding                                 4,073,959      2,813,296      4,574,186      4,908,863        967,199
====================================================================================================================================
Net asset value per accumulation unit                       $       0.53   $       0.39   $       0.71   $       0.53   $       0.36
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC4          WSMC3          WSMC8          WSMC2          UVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,236,613   $  1,329,424   $         --   $    173,399   $     19,005
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,891          1,202             --            170             14
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,472,881        910,050             --        117,261         19,220
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,695          1,082             --            155             12
    Issue and administrative expense charge                          196            120             --             15              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,891          1,202             --            170             14
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,470,990        908,848             --        117,091         19,206
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
====================================================================================================================================
Accumulation units outstanding                                 3,832,344      2,561,254             --        331,395         24,016
====================================================================================================================================
Net asset value per accumulation unit                       $       0.38   $       0.35   $         --   $       0.35   $       0.80
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  64

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UVAS2          WVAS7          PVAS1          UVAS4          WVAS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     99,773   $     47,014   $     62,639   $     48,436   $     51,280
                                                            ------------------------------------------------------------------------
    at market value                                         $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     862             --             --             26             --
Receivable from mutual funds and portfolios
  for share redemptions                                               93             47             64             47             57
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     102,783         47,037         60,679         48,966         48,516
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    80             41             56             42             51
    Issue and administrative expense charge                           13              6              8              5              6
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          862             --             --             26             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    955             47             64             73             57
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        101,828         46,990         60,615         48,893         48,459
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
====================================================================================================================================
Accumulation units outstanding                                   127,416         59,124         46,786         61,299         55,181
====================================================================================================================================
Net asset value per accumulation unit                       $       0.80   $       0.79   $       1.30   $       0.80   $       0.88
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVAS4          WVAS3          WVAS8          WVAS2          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     81,380   $     52,118   $         --   $      3,202   $    806,491
                                                            ------------------------------------------------------------------------
    at market value                                         $     75,838   $     53,460   $         --   $      3,233   $    762,284
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                               96             65             --              4            657
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      75,934         53,525             --          3,237        766,959
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    86             58             --              4            558
    Issue and administrative expense charge                           10              7             --             --             99
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --          4,018
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     96             65             --              4          4,675
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         75,838         53,460             --          3,233        762,284
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     75,838   $     53,460   $         --   $      3,233   $    762,284
====================================================================================================================================
Accumulation units outstanding                                    95,676         60,931             --          4,082        752,851
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.88   $         --   $       0.79   $       1.01
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  65

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UMSS2          WMSS7          PMSS1          UMSS4          EMU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  6,387,251   $  1,078,000   $  2,798,906   $  7,050,675   $  1,160,955
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 116,523             --             --         12,494            226
Receivable from mutual funds and portfolios
  for share redemptions                                            5,300            991         27,717          7,210          1,235
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,858,470        950,684      2,574,687      6,367,095      1,038,023
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,577            867          2,413          6,409          1,103
    Issue and administrative expense charge                          723            124            329            801            132
    Contract terminations                                             --             --         24,975             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      116,523             --             --         12,494            226
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                121,823            991         27,717         19,704          1,461
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,736,647        949,693      2,546,970      6,347,391      1,036,562
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
====================================================================================================================================
Accumulation units outstanding                                 5,680,829        875,330      2,393,082      6,326,579        966,393
====================================================================================================================================
Net asset value per accumulation unit                       $       1.01   $       1.08   $       1.06   $       1.00   $       1.07
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMSS4          WMSS3          SMSS1          WMSS2          UINT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,352,012   $  1,220,257   $    861,709   $    136,474   $    428,694
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     800             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,481          1,622         58,832            178            305
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,191,593      1,085,179        809,652        125,256        350,386
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,328          1,280          1,098            162            259
    Issue and administrative expense charge                          153            142            114             16             46
    Contract terminations                                             --             --         57,620             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          800            200             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,281          1,622         58,832            178            305
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,189,312      1,083,557        750,820        125,078        350,081
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
====================================================================================================================================
Accumulation units outstanding                                 1,164,940      1,062,839        690,469        123,227        512,796
====================================================================================================================================
Net asset value per accumulation unit                       $       1.02   $       1.02   $       1.09   $       1.02   $       0.68
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  66

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UINT2          UINT3          UINT4          WINT5          WINT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,713,285   $    744,917   $  2,090,419   $    270,685   $     63,969
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,396             13             --             --         60,549
Receivable from mutual funds and portfolios
  for share redemptions                                            1,326            635          1,869            336             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,407,500        588,290      1,607,176        240,604        124,559
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,145            559          1,661            300             --
    Issue and administrative expense charge                          181             76            208             36             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        4,396             13             --             --         60,549
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,722            648          1,869            336         60,549
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,401,778        587,642      1,605,307        240,268         64,010
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
====================================================================================================================================
Accumulation units outstanding                                 2,058,559        866,374      2,372,839        286,481         76,479
====================================================================================================================================
Net asset value per accumulation unit                       $       0.68   $       0.68   $       0.68   $       0.84   $       0.84
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WINT8          UGRS1          UGRS2          UGRS3          UGRS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    327,228   $    284,432   $  2,145,401   $    598,058   $  1,922,799
                                                            ------------------------------------------------------------------------
    at market value                                         $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             29             --          2,643
Receivable from mutual funds and portfolios
  for share redemptions                                              454            185          1,525            480          1,664
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     276,545        212,870      1,580,361        441,315      1,420,407
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   411            157          1,317            422          1,479
    Issue and administrative expense charge                           43             28            208             58            185
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             29             --          2,643
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    454            185          1,554            480          4,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        276,091        212,685      1,578,807        438,616      1,416,100
Net assets applicable to contracts in payment period                  --             --             --          2,219             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
====================================================================================================================================
Accumulation units outstanding                                   330,157        421,468      3,137,043        874,935      2,832,097
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.50   $       0.50   $       0.50   $       0.50
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  67

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UNDS1          UNDS2          PSND1          UNDS4          WSND5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    141,175   $    473,229   $    345,419   $    699,458   $     16,029
                                                            ------------------------------------------------------------------------
    at market value                                         $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            156             --             53             --
Receivable from mutual funds and portfolios
  for share redemptions                                               93            346            278            622             13
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     105,709        363,240        260,642        527,636         14,841
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    79            299            245            553             12
    Issue and administrative expense charge                           14             47             33             69              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            156             --             53             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     93            502            278            675             13
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        105,616        362,738        258,127        526,961         14,828
Net assets applicable to contracts in payment period                  --             --          2,237             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
====================================================================================================================================
Accumulation units outstanding                                   165,229        568,899        441,310        831,812         20,207
====================================================================================================================================
Net asset value per accumulation unit                       $       0.64   $       0.64   $       0.58   $       0.63   $       0.73
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSND3          WSND8          UTRS1          UTRS2          PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      6,833   $         --   $  1,699,250   $  8,392,661   $  4,108,424
                                                            ------------------------------------------------------------------------
    at market value                                         $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             18         11,658             --
Receivable from mutual funds and portfolios
  for share redemptions                                                9             --          1,414          7,554         29,324
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       6,825             --      1,641,907      7,956,426      3,901,915
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     8             --          1,202          6,524          3,805
    Issue and administrative expense charge                            1             --            212          1,030            519
    Contract terminations                                             --             --             --             --         25,000
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             18         11,658             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      9             --          1,432         19,212         29,324
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          6,816             --      1,640,475      7,937,214      3,872,591
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
====================================================================================================================================
Accumulation units outstanding                                     9,296             --      1,584,665      7,686,634      3,948,613
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $         --   $       1.04   $       1.03   $       0.98
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  68

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTRS4          WSTR5          WSTR3          WSTR8          USUT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  9,392,629   $     10,125   $     23,689   $      5,038   $        322
                                                            ------------------------------------------------------------------------
    at market value                                         $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  12,681             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           10,042              7             31              7             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,893,069         10,124         23,740          5,139            329
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 8,926              6             28              6             --
    Issue and administrative expense charge                        1,116              1              3              1             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       12,681             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22,723              7             31              7             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,870,346         10,117         23,709          5,132            329
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
====================================================================================================================================
Accumulation units outstanding                                 8,646,223         10,912         25,588          5,543            376
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       0.93   $       0.93   $       0.93   $       0.87
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USUT2          PSUT1          USUT4          WSUT5          WSUT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     19,433   $    155,452   $      4,425   $      5,009   $      8,267
                                                            ------------------------------------------------------------------------
    at market value                                         $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               13            130              5              6              8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      19,811        119,554          4,645          4,736          8,427
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    11            114              5              5              7
    Issue and administrative expense charge                            2             16             --              1              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     13            130              5              6              8
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         19,798        119,424          4,640          4,730          8,419
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
====================================================================================================================================
Accumulation units outstanding                                    22,636        209,085          5,315          5,557          9,901
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.57   $       0.87   $       0.85   $       0.85
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  69

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSUT8          UOCA1          UOCA2          UOCA3          UOCA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $      7,077   $    108,730   $     31,618   $    125,803
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $      6,934   $    110,666   $     30,384   $    127,372
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              5             92             32            131
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --          6,939        110,758         30,416        127,503
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              4             79             28            116
    Issue and administrative expense charge                           --              1             13              4             15
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              5             92             32            131
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --          6,934        110,666         30,384        127,372
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $      6,934   $    110,666   $     30,384   $    127,372
====================================================================================================================================
Accumulation units outstanding                                        --          8,840        141,201         38,802        162,815
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.78   $       0.78   $       0.78   $       0.78
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOCA5          WOCA3          WOCA8          UOGS1          UOGS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         41   $      3,924   $         --   $     19,581   $     98,656
                                                            ------------------------------------------------------------------------
    at market value                                         $         42   $      4,016   $         --   $     19,049   $     94,618
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              6             --             17             87
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          42          4,022             --         19,066         94,705
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              5             --             14             75
    Issue and administrative expense charge                           --              1             --              3             12
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              6             --             17             87
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             42          4,016             --         19,049         94,618
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         42   $      4,016   $         --   $     19,049   $     94,618
====================================================================================================================================
Accumulation units outstanding                                        43          4,157             --         24,816        123,313
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       0.97   $         --   $       0.77   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  70

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS7          WOGS6          UOGS4          WOGS5          WOGS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,299   $    159,736   $     45,097   $      9,460   $      5,064
                                                            ------------------------------------------------------------------------
    at market value                                         $     10,371   $    146,645   $     42,967   $      9,354   $      4,935
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               11            146             31             20              5
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      10,382        146,791         42,998          9,374          4,940
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    10            128             27             18              5
    Issue and administrative expense charge                            1             18              4              2             --
    Contract terminations                                             --             --             --             39             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     11            146             31             59              5
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         10,371        146,645         42,967          9,315          4,935
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     10,371   $    146,645   $     42,967   $      9,315   $      4,935
====================================================================================================================================
Accumulation units outstanding                                    13,410        189,702         56,098         12,062          6,392
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       0.77   $       0.77   $       0.77   $       0.77
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS3          WOGS8          WOGS2          UOHI1          UOHI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     67,595   $      8,068   $         --   $     17,250   $    128,495
                                                            ------------------------------------------------------------------------
    at market value                                         $     60,448   $      7,954   $         --   $     17,638   $    130,760
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               79              4             --             15             96
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      60,527          7,958             --         17,653        130,856
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    71              4             --             13             83
    Issue and administrative expense charge                            8             --             --              2             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     79              4             --             15             96
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         60,448          7,954             --         17,638        130,760
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     60,448   $      7,954   $         --   $     17,638   $    130,760
====================================================================================================================================
Accumulation units outstanding                                    78,329          8,597             --         18,364        136,219
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       0.93   $         --   $       0.96   $       0.96
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  71

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOHI3          UOHI4          UOSM1          UOSM2          UOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      4,200   $     71,653   $     27,767   $    159,624   $     53,077
                                                            ------------------------------------------------------------------------
    at market value                                         $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             40             --
Receivable from mutual funds and portfolios
  for share redemptions                                                1             43             23            126             50
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       4,206         72,739         26,321        158,419         51,716
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     1             38             20            109             44
    Issue and administrative expense charge                           --              5              3             17              6
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             40             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      1             43             23            166             50
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          4,205         72,696         26,298        158,253         51,666
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
====================================================================================================================================
Accumulation units outstanding                                     4,384         75,848         33,098        199,299         65,056
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.79   $       0.79   $       0.79
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOSM4          WOSM5          WOSM3          WOSM8          USTB1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     70,607   $      3,481   $      4,453   $     12,103   $     38,264
                                                            ------------------------------------------------------------------------
    at market value                                         $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     300             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               70              4            199              6             31
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      69,043          3,440          4,625         11,924         39,342
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    62              4              4              5             26
    Issue and administrative expense charge                            8             --              1              1              5
    Contract terminations                                             --             --            194             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          300             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    370              4            199              6             31
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         68,673          3,436          4,426         11,918         39,311
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
====================================================================================================================================
Accumulation units outstanding                                    86,643          3,609          4,643         12,529         37,947
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.95   $       0.95   $       0.95   $       1.04
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  72

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USTB2          WSTB7          WSTB6          USTB4          WSTB5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    160,415   $    109,831   $    209,366   $    146,662   $     10,155
                                                            ------------------------------------------------------------------------
    at market value                                         $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              148            119            238            178             11
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     166,758        114,153        219,035        152,874         10,394
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   121            104            209            158             10
    Issue and administrative expense charge                           19             15             29             20              1
    Contract terminations                                              8             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    148            119            238            178             11
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        166,610   $    114,034        218,797        152,696         10,383
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
====================================================================================================================================
Accumulation units outstanding                                   160,916        110,526        212,137        147,708         10,076
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.03   $       1.03   $       1.03   $       1.03
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSTB4          WSTB3          WSTB8          WSTB2          UGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     80,965   $     71,770   $         --   $         --   $    351,834
                                                            ------------------------------------------------------------------------
    at market value                                         $     85,109   $     75,581   $         --   $         --   $    300,804
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              109            100             --             --            259
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      85,218         75,681             --             --        301,063
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    98             90             --             --            220
    Issue and administrative expense charge                           11             10             --             --             39
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    109            100             --             --            259
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   $     85,109   $     75,581             --             --        300,804
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     85,109   $     75,581   $         --   $         --   $    300,804
====================================================================================================================================
Accumulation units outstanding                                    82,631         73,402             --             --        378,819
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       1.03   $         --   $         --   $       0.79
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  73

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGIN2          PGIN1          UGIN4          EPG            WGIN3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,927,735   $  1,484,543   $  1,775,606   $  7,299,936   $     16,616
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     540              6          6,557             63             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,496          1,310          1,742          6,497             23
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,578,133      1,209,060      1,486,689      5,297,430         17,926
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,292          1,153          1,548          5,801             21
    Issue and administrative expense charge                          204            157            194            696              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          540              6          6,557             63             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,036          1,316          8,299          6,560             23
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,576,097      1,207,744      1,478,390      5,290,870   $     17,903
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
====================================================================================================================================
Accumulation units outstanding                                 1,990,589      1,583,024      1,879,367      5,706,345         21,971
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.76   $       0.79   $       0.93   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIN8          UIGR1          UIGR2          WIGR7          PIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $     26,898   $    345,842   $  3,321,720   $  5,440,195
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $     26,171   $    346,700   $  2,114,678   $  3,662,172
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             71            202             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             22            287          2,218          4,014
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --         26,264        347,189      2,116,896      3,666,186
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --             19            248          1,941          3,532
    Issue and administrative expense charge                           --              3             39            277            482
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            202             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             22            489          2,218          4,014
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --         26,242        346,700   $  2,114,678      3,653,298
Net assets applicable to contracts in payment period                  --             --             --             --          8,874
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $     26,242   $    346,700   $  2,114,678   $  3,662,172
====================================================================================================================================
Accumulation units outstanding                                        --         32,966        435,810      3,982,054      4,994,086
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.80   $       0.80   $       0.53   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  74

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UIGR4          EPL            WIGR4          WIGR3          WIGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    429,963   $  1,974,066   $  4,090,979   $  1,583,116   $      5,859
                                                            ------------------------------------------------------------------------
    at market value                                         $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,941          4,626             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              431          1,680          3,347          2,863              8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     437,072      1,407,748      2,632,540      1,638,204          5,717
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   383          1,500          3,001          1,858              7
    Issue and administrative expense charge                           48            180            346            206              1
    Contract terminations                                             --             --             --            799             --
Payable to mutual funds and portfolios
  for investments purchased                                        4,941          4,626             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,372          6,306          3,347          2,863              8
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        431,700      1,401,442   $  2,629,193   $  1,635,341          5,709
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
====================================================================================================================================
Accumulation units outstanding                                   543,545      1,855,909      5,517,256      3,436,550          6,745
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.76   $       0.48   $       0.48   $       0.85
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIGR2          UPRE1          UPRE2          UPRE3          UPRE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    475,689   $        446   $     48,318   $         --   $      5,227
                                                            ------------------------------------------------------------------------
    at market value                                         $    315,265   $        436   $     46,416   $         --   $      5,377
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              834             --             44             --              6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     316,099            436         46,460             --          5,383
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   413             --             38             --              5
    Issue and administrative expense charge                           41             --              6             --              1
    Contract terminations                                            380             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    834             --             44             --              6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        315,265            436         46,416             --          5,377
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    315,265   $        436   $     46,416   $         --   $      5,377
====================================================================================================================================
Accumulation units outstanding                                   665,507            540         57,491             --          6,670
====================================================================================================================================
Net asset value per accumulation unit                       $       0.47   $       0.81   $       0.81   $         --   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  75

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    110,027   $  1,607,285   $  3,256,044   $    679,569   $  2,099,653
                                                            ------------------------------------------------------------------------
    at market value                                         $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            131             --             13          1,340
Receivable from mutual funds and portfolios
  for share redemptions                                               60            993          1,576            488          1,656
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      67,779      1,027,040      1,503,841        422,538      1,398,560
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    51            858          1,379            429          1,472
    Issue and administrative expense charge                            9            135            197             59            184
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            131             --             13          1,340
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     60          1,124          1,576            501          2,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         67,719      1,025,916      1,502,265        421,048      1,395,564
Net assets applicable to contracts in payment period                  --             --             --            989             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
====================================================================================================================================
Accumulation units outstanding                                   163,010      2,476,391      4,475,513      1,020,149      3,390,706
====================================================================================================================================
Net asset value per accumulation unit                       $       0.42   $       0.41   $       0.34   $       0.41   $       0.41
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPT            WVIS4          WVIS3          WVIS8          WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,008,117   $  3,605,158   $  2,668,758   $         --   $    429,184
                                                            ------------------------------------------------------------------------
    at market value                                         $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --            317             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              676          2,254          1,736             --            723
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     558,278      1,767,743      1,308,055             --        199,971
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   604          2,021          1,562             --            263
    Issue and administrative expense charge                           72            233            174             --             26
    Contract terminations                                             --             --             --             --            434
Payable to mutual funds and portfolios
  for investments purchased                                           --            317             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    676          2,571          1,736             --            723
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        557,602      1,765,172      1,306,319             --        199,248
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
====================================================================================================================================
Accumulation units outstanding                                   888,229      5,351,818      3,966,340             --        607,739
====================================================================================================================================
Net asset value per accumulation unit                       $       0.63   $       0.33   $       0.33   $         --   $       0.33
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  76

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   UCMG1          UCMG2          PCMG1          UCMG4           EMS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,940   $     30,893   $     25,453   $     55,540   $    132,708
Variable account expenses                                         5,994         29,377         27,306         64,911        158,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     946          1,516         (1,853)        (9,371)       (26,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         436,704      1,773,768      2,676,501      9,991,982     37,638,708
    Cost of investments sold                                    436,712      1,773,803      2,676,545      9,992,062     37,638,984
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        947   $      1,517   $     (1,852)  $     (9,371)  $    (26,054)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCMG2          SCMG1         UBND1(1)      UBND2(1)         PBND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     55,872   $    172,853   $        767   $      2,068   $      7,847
Variable account expenses                                        74,431        240,323            145            429          1,934
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,559)       (67,470)           622          1,639          5,913
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      58,208,224     36,843,541         46,991         30,025         81,348
    Cost of investments sold                                 58,208,321     36,843,822         47,220         30,052         82,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            635          2,849            487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,558)  $    (67,468)  $      1,257   $      4,488   $      6,400
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(1)          ESI           SBND2          SBND1        UDEI1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,461   $    625,114   $     18,078   $     87,480   $         56
Variable account expenses                                           877        173,542          5,354         27,613             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,584        451,572         12,724         59,867             24
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,892      4,207,943        641,163      3,682,250          7,753
    Cost of investments sold                                     18,980      4,447,902        646,006      3,728,507          7,496
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,681          8,641           (241)       (32,095)           569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,265   $    460,213   $     12,483   $     27,772   $        593
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  77

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(1)         WDEI7          PDEI1        UDEI4(1)        WDEI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        475   $      8,036   $      6,650   $        969   $      3,097
Variable account expenses                                           255          6,237          5,314            530          2,674
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     220          1,799          1,336            439            423
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,064         77,029         99,009         15,955         78,147
    Cost of investments sold                                     12,079         78,687        105,952         17,303         94,932
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,431       (118,264)       (91,299)         6,767        (48,805)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,651   $   (116,465)  $    (89,963)  $      7,206   $    (48,382)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4          WDEI3          SDEI1          WDEI2        UGRO1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,499   $      4,619   $      4,969   $        522   $         --
Variable account expenses                                         7,821          4,366          5,483            557             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     678            253           (514)           (35)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,539         78,437        329,616          2,626             83
    Cost of investments sold                                     60,888         98,485        367,972          2,828             96
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)           (13)
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (126,750)       (78,045)       (79,228)        (7,285)           (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,072)  $    (77,792)  $    (79,742)  $     (7,320)  $        (17)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UGRO2(1)       UGRO3(1)       UGRO4(1)          EVG           SGRO2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         71   $         10
Variable account expenses                                             2             --             --          1,320            253
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            --             --         (1,249)          (243)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              82            131             82          6,923         22,779
    Cost of investments sold                                         83            160            100         12,203         42,316
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           (29)           (18)        (5,280)       (19,537)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (46)            --             --        (24,792)        13,340
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (47)           (29)           (18)       (30,072)        (6,197)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (49)  $        (29)  $        (18)  $    (31,321)  $     (6,440)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  78

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO1          UNDM1          UNDM2          WNDM7         PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        139   $        127   $      1,025   $      5,179   $     14,999
Variable account expenses                                         3,480            231          1,962         12,100         36,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,341)          (104)          (937)        (6,921)       (21,623)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,017          8,056         48,711        121,439        854,578
    Cost of investments sold                                     93,554          8,520         56,557        178,239      1,201,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,537)          (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (23,343)        (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (69,880)        (5,475)       (40,888)      (260,505)      (799,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (73,221)  $     (5,579)  $    (41,825)  $   (267,426)  $   (821,509)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UNDM4           EGD           WNDM4          WNDM3         SNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055   $     23,185   $      6,055   $      9,393   $      9,158
Variable account expenses                                         2,526         64,316         17,637         27,966         29,188
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)       (41,131)       (11,582)       (18,573)       (20,030)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052        931,214        457,884        510,492      1,804,673
    Cost of investments sold                                     49,212      1,320,486        606,755        764,120      2,492,473
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)    (1,219,780)      (316,712)      (501,054)      (556,161)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232)  $ (1,260,911)   $   (328,294)  $   (519,627)  $  (576,191)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM2         USVA1(1)       USVA2(1)       WSVA7(2)      WSVA6(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,907   $         15   $         53   $         20   $         24
Variable account expenses                                         6,604             51            130             61            132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,697)           (36)           (77)           (41)          (108)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         215,016          3,713         15,269          2,308          7,263
    Cost of investments sold                                    323,233          3,573         15,691          2,456          9,148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (95,762)           326          1,233            502         (3,474)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (100,459)  $        290   $      1,156   $        461   $     (3,582)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  79

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(1)        WSVA5(2)      WSVA4(2)        WSVA3(2)      WSVA8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $         25   $         28   $         19   $          4
Variable account expenses                                            71            102            191            108              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (42)           (77)          (163)           (89)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,987            134          8,742          6,988            139
    Cost of investments sold                                      3,115            152          9,339          8,266            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,163           (835)        (3,489)        (1,864)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,121   $       (912)  $     (3,652)  $     (1,953)  $        (18)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSVA2(2)        USPF1          USPF2          USPF3          USPF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      1,535   $     22,025   $     11,952   $     27,027
Variable account expenses                                             2          1,372         23,207         13,890         34,912
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)           163         (1,182)        (1,938)        (7,885)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136         24,331        345,553        270,196        644,407
    Cost of investments sold                                        172         28,057        419,481        340,695        744,583
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)       (30,145)      (585,202)      (313,344)      (726,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37)  $    (29,982)  $   (586,384)  $   (315,282)  $   (733,899)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,219   $    130,959   $     35,833   $     44,485   $    102,353
Variable account expenses                                         3,134         50,132         15,105         19,251         47,531
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,085         80,827         20,728         25,234         54,822
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          66,854      1,052,529        234,128        136,047        590,976
    Cost of investments sold                                     66,878      1,043,632        230,951        134,143        584,214
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (24)         8,897          3,177          1,904          6,762
Distributions from capital gains                                  2,958         30,633          8,158          9,364         24,520
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         23,661         34,777         72,412
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,364        129,461         34,996         46,045        103,694
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,449   $    210,288   $     55,724   $     71,279   $    158,516
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  80

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WFDI5          WFDI4          WFDI3          SFDI1         WFDI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,893   $     62,466   $     66,883   $     14,122   $     20,900
Variable account expenses                                         2,414         31,813         35,203          8,071         12,270
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,479         30,653         31,680          6,051          8,630
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         103,652        291,570        580,671        697,879         52,462
    Cost of investments sold                                    102,464        286,650        573,602        693,742         51,017
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,188          4,920          7,069          4,137          1,445
Distributions from capital gains                                  1,151         14,100         13,583          2,914          6,210
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         42,581         47,632          4,940         16,042
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,140         61,601         68,284         11,991         23,697
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,619   $     92,254   $     99,964   $     18,042   $     32,327
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(1)        UABA2(1)      UABA3(1)       UABA4(1)       WABA5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          6   $          1   $          3   $         --
Variable account expenses                                           160          1,327            195            856             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (159)        (1,321)          (194)          (853)           (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,737          7,236          1,154          7,937          1,181
    Cost of investments sold                                     23,012          7,563          1,257          8,363          1,162
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      405         (5,708)        (1,381)        (5,890)            68
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        246   $     (7,029)  $     (1,575)  $     (6,743)  $         46
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WABA3(3)       WABA8(3)       UAAD1(1)      UAAD2(1)       UAAD3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $         --   $         --   $         --
Variable account expenses                                           127              1             46             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (126)            (1)           (46)            --             (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,309            117            122             76            406
    Cost of investments sold                                     18,625            117            125            100            458
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (316)            --             (3)           (24)           (52)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       486             --           (575)            --             59
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      170             --           (578)           (24)             7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         44   $         (1)  $       (624)  $        (24)  $         --
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  81

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD4(1)        WAAD5(4)      WAAD3(4)       WAAD8(4)       UAVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $          7
Variable account expenses                                             4              1              1              1              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            (1)            (1)            (1)             5
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80            170            170            132             80
    Cost of investments sold                                         81   $        174            174            135             85
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (4)            (4)            (3)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (104)            --             --             --           (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (105)            (4)            (4)            (3)          (147)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (109)  $         (5)  $         (5)  $         (4)  $       (142)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA2(1)       UAVA3(1)       UAVA4(1)        WAVA5(5)      WAVA3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         83   $          1   $          1   $         --   $          6
Variable account expenses                                            72             --              1             --             16
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      11              1             --             --            (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             171            127             78             78            109
    Cost of investments sold                                        177            156             86             83            121
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)           (29)            (8)            (5)           (12)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,019)            (5)           (26)            --           (461)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,025)           (34)           (34)            (5)          (473)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,014)  $        (33)  $        (34)  $         (5)  $       (483)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA8(5)         UGIP1          UGIP2          UGIP3          UGIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      4,157   $     29,506   $     15,101   $     39,872
Variable account expenses                                            --          8,472         57,851         33,475         93,025
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (4,315)       (28,345)       (18,374)       (53,153)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              15        267,312        495,936        442,990        671,018
    Cost of investments sold                                         21        334,038        627,972        555,998        838,805
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)       (66,726)      (132,036)      (113,008)      (167,787)
Distributions from capital gains                                     --         25,556        181,374         92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                        --       (176,991)    (1,496,513)      (724,984)    (2,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6)      (218,161)    (1,447,175)      (745,162)    (1,936,425)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (6)  $   (222,476)  $ (1,475,520)  $   (763,536)  $ (1,989,578)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  82

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIP5(4)        WGIP3(4)       WGIP8(4)        UPRG1          UPRG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             4              3              3          4,614         24,228
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            (3)            (3)        (4,614)       (24,228)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             176          4,028            136        127,259        475,130
    Cost of investments sold                                        173          4,097            140        160,557        661,216
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3            (69)            (4)       (33,298)      (186,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)      (138,350)      (681,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       40           (100)           (35)      (171,648)      (867,446)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         36   $       (103)  $        (38)  $   (176,262)  $   (891,674)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UPRG3          UPRG4           EPP           SPGR2          SPGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        14,032         50,132         22,130         15,414         58,017
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (14,032)       (50,132)       (22,130)       (15,414)       (58,017)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         295,138        461,130        531,165        958,950      2,123,832
    Cost of investments sold                                    417,438        633,926        865,659      1,437,340      3,580,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (122,300)      (172,796)      (334,494)      (478,390)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (321,239)    (1,246,621)      (303,228)        23,970        (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (443,539)    (1,419,417)      (637,722)      (454,420)    (1,542,374)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (457,571)  $ (1,469,549)  $   (659,852)  $   (469,834)  $ (1,600,391)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTEC1          UTEC2          UTEC3          UTEC4           ETC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,312          6,209          3,760         12,249         13,523
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,312)        (6,209)        (3,760)       (12,249)       (13,523)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,323        179,393         94,189        223,599        406,937
    Cost of investments sold                                     32,174        310,178        168,788        367,651        919,960
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (74,890)      (341,940)      (179,127)      (530,694)      (565,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (76,202)  $   (348,149)  $   (182,887)  $   (542,943)  $   (578,794)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  83

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC2          STEC1        UAGR1(1)       UAGR2(1)       UAGR3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          2   $          2   $          3
Variable account expenses                                        11,352         31,338             39             71              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,352)       (31,338)           (37)           (69)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         710,051      1,707,359          2,138             65            149
    Cost of investments sold                                  1,464,676      3,287,423          2,206             63            150
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (754,625)    (1,580,064)           (68)             2             (1)
Distributions from capital gains                                     --             --              1              1              2
Net change in unrealized appreciation or
  depreciation of investments                                   384,129        481,361           (302)           504            (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (370,496)    (1,098,703)          (369)           507             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (381,848)  $ (1,130,041)  $       (406)  $        438   $        (10)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAGR4(1)        UFCO1(1)       UFCO2(1)       UFCO3(1)      UFCO4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $         --   $         --   $         --   $         --
Variable account expenses                                           289            301          1,150            169            494
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (287)          (301)        (1,150)          (169)          (494)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             380          9,227         20,709            169         11,029
    Cost of investments sold                                        389          9,705         20,671            170         11,014
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (9)          (478)            38             (1)            15
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (974)        (3,097)        (4,572)          (478)        (2,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (982)        (3,575)        (4,534)          (479)        (2,095)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,269)  $     (3,876)  $     (5,684)  $       (648)  $     (2,589)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFCO5(4)       WFCO3(4)       WFCO8(4)       UFGR1(1)       UFGR2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7              1              1             43            195
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (1)            (1)           (43)          (195)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             180              1            174            118            277
    Cost of investments sold                                        180              1            175            126            282
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             (1)            (8)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --           (867)        (2,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       42             --             (1)          (875)        (2,859)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         35   $         (1)  $         (2)  $       (918)  $     (3,054)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  84

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR3(1)        UFGR4(1)      WFGR5(5)        WFGR3(5)      WFGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27            360             35            138             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)          (360)           (35)          (138)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             148          1,743          4,049            289             16
    Cost of investments sold                                        153          1,878          4,921            295             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)          (135)          (872)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (786)        (8,272)          (201)        (1,590)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (791)        (8,407)        (1,073)        (1,596)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (818)  $     (8,767)  $     (1,108)  $     (1,734)  $         (6)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(1)        UFMC2(1)        WMDC7          WMDC6        UFMC4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      6,264   $      5,903   $         --
Variable account expenses                                           177          1,321         10,568         14,226          1,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (177)        (1,321)        (4,304)        (8,323)        (1,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,295         33,553        156,972        152,571         15,290
    Cost of investments sold                                      3,345         34,468        158,397        164,918         15,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (50)          (915)        (1,425)       (12,347)          (646)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (103,118)      (146,333)        (1,195)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      230          1,790       (104,543)      (158,680)        (1,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         53   $        469   $   (108,847)  $   (167,003)  $     (3,001)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC4          WMDC3         WMDC8(5)        WMDC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        907   $      3,890   $      1,921   $         --   $        109
Variable account expenses                                         2,412          8,736          5,730             25            504
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,505)        (4,846)        (3,809)           (25)          (395)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,673        105,442         57,504             40         10,999
    Cost of investments sold                                     28,101        112,663         58,742             40         10,808
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,428)        (7,221)        (1,238)            --            191
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (66,766)       (42,874)            23         (4,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,137)       (73,987)       (44,112)            23         (4,091)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,642)  $    (78,833)  $    (47,921)  $         (2)  $     (4,486)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  85

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFOV1(1)       UFOV2(1)       UFOV3(1)      UFOV4(1)       URES1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $          3
Variable account expenses                                            40             35             33             11             29
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (40)           (35)           (33)           (11)           (26)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             135            109            153             86         16,852
    Cost of investments sold                                        139            109            165             95         16,903
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            --            (12)            (9)           (51)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (528)           (75)          (761)          (266)           324
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (532)           (75)          (773)          (275)           273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (572)  $       (110)  $       (806)  $       (286)  $        247
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   URES2(1)         WRES7          WRES6         URES4(1)         ERE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          3   $     15,629   $     31,047   $          3   $     15,778
Variable account expenses                                            59          6,127         14,975             16          8,266
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (56)         9,502         16,072            (13)         7,512
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             238        217,045         75,201            109        152,851
    Cost of investments sold                                        235        217,988         72,358            108        152,982
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3           (943)         2,843              1           (131)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       547        (18,109)       (37,855)            80        (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      550        (19,052)       (35,012)            81        (18,522)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        494   $     (9,550)  $    (18,940)  $         68   $    (11,010)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES4          WRES3          SRES1          WRES2          USMC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,464   $     17,506   $     41,597   $        443   $        582
Variable account expenses                                        10,432         11,757         21,245            534          2,631
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,032          5,749         20,352            (91)        (2,049)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         102,161        270,545      1,448,669            556         23,854
    Cost of investments sold                                     99,092        277,829      1,479,735            539         30,383
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,069         (7,284)       (31,066)            17         (6,529)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (22,362)       (50,339)       (86,070)           404        (72,966)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (19,293)       (57,623)      (117,136)           421        (79,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (10,261)  $    (51,874)  $    (96,784)  $        330   $    (81,544)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  86

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       USMC2          WSMC7          PSMC1          USMC4          WSMC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,559   $      3,177   $      8,403   $      9,438   $        985
Variable account expenses                                        20,432         14,625         39,527         42,785          5,062
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (15,873)       (11,448)       (31,124)       (33,347)        (4,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         169,878        197,659        285,844      1,405,502         94,190
    Cost of investments sold                                    228,551        294,348        393,082      1,922,475        137,778
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,673)       (96,689)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (571,645)      (352,145)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (630,318)      (448,834)    (1,117,104)    (1,313,490)      (140,041)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (646,191)  $   (460,282)  $ (1,148,228)  $ (1,346,837)  $   (144,118)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC4          WSMC3        WSMC8(5)         WSMC2        UVAS1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,533   $      2,765   $         --   $        340   $          1
Variable account expenses                                        24,368         16,149             --          2,408             25
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,835)       (13,384)            --         (2,068)           (24)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         328,838        221,747             17         78,332            636
    Cost of investments sold                                    493,308        324,264             22        113,693            630
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (164,470)      (102,517)            (5)       (35,361)             6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)      (294,118)            --        (15,408)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (627,743)      (396,635)            (5)       (50,769)           208
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (647,578)  $   (410,019)  $         (5)  $    (52,837)  $        184
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(1)        WVAS7(2)        PVAS1         UVAS4(1)      WVAS5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         58   $         53   $          1   $         76
Variable account expenses                                           285            201            238            133            238
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (284)          (143)          (185)          (132)          (162)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,981         15,073          4,914          2,227         14,456
    Cost of investments sold                                      5,620         18,355          5,366          2,399         15,260
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,417         (2,894)        (2,401)           286         (3,096)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,133   $     (3,037)  $     (2,586)  $        154   $     (3,258)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  87

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS4(2)      WVAS3(5)       WVAS8(5)       WVAS2(2)         UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         87   $          7   $        143   $         --   $      2,893
Variable account expenses                                           458            198            216             11          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (371)          (191)           (73)           (11)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,591         11,960         30,525            146        165,253
    Cost of investments sold                                      4,094         12,598         44,687            145        181,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,436)           750        (13,163)            36        (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,807)  $        559   $    (13,236)  $         25   $    (55,458)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UMSS2          WMSS7          PMSS1          UMSS4           EMU
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $      7,828   $     13,030   $     38,066   $      8,848
Variable account expenses                                        42,386         10,266         18,475         55,917         12,800
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (2,438)        (5,445)       (17,851)        (3,952)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313        202,930        359,119        451,895        400,698
    Cost of investments sold                                    288,445        210,925        381,369        508,355        454,278
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,250)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (125,094)      (241,196)      (675,229)      (148,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (127,532)  $   (246,641)  $   (693,080)  $   (152,631)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          UINT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,272   $      8,203   $     14,201   $        556   $      4,271
Variable account expenses                                        15,166         12,395         16,415          1,283          3,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,894)        (4,192)        (2,214)          (727)         1,265
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         168,777        221,442      1,338,340          6,618         66,827
    Cost of investments sold                                    187,452        245,621      1,538,705          6,756         80,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,183)      (135,872)      (256,312)       (10,413)       (67,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (154,077)  $   (140,064)  $   (258,526)  $    (11,140)  $    (66,319)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  88

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UINT2          UINT3          UINT4        WINT5(5)       WINT3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,673   $      8,878   $     33,202   $      6,485   $        994
Variable account expenses                                        13,087          6,682         23,105          2,957          1,021
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,586          2,196         10,097          3,528            (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         279,396         42,636        781,888        359,335      9,472,598
    Cost of investments sold                                    323,773         50,947        931,634        418,944      9,440,985
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,377)        (8,311)      (149,746)       (59,609)        31,613
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (298,204)      (128,533)      (418,678)       (90,026)        31,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (291,618)  $   (126,337)  $   (408,581)  $    (86,498)  $     31,627
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT8(5)         UGRS1          UGRS2          UGRS3          UGRS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,439   $         --   $         --   $         --   $         --
Variable account expenses                                         5,954          2,115         18,858          5,457         19,378
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,485         (2,115)       (18,858)        (5,457)       (19,378)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         865,399         57,957        204,558         59,134        200,946
    Cost of investments sold                                    989,858         63,644        261,048         70,335        259,741
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (124,459)        (5,687)       (56,490)       (11,201)       (58,795)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (62,137)      (528,545)      (134,536)      (425,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (175,596)       (67,824)      (585,035)      (145,737)      (484,435)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (166,111)  $    (69,939)  $   (603,893)  $   (151,194)  $   (503,813)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDS1          UNDS2          PSND1          UNDS4        WSND5(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           985          3,764          3,170          7,101             46
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (985)        (3,764)        (3,170)        (7,101)           (46)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,173         71,797         53,490        157,128          1,098
    Cost of investments sold                                     12,261         88,936         68,260        201,310          1,125
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,088)       (17,139)       (14,770)       (44,182)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,952)      (118,154)       (88,069)      (173,855)        (1,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (38,040)      (135,293)      (102,839)      (218,037)        (1,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (39,025)  $   (139,057)  $   (106,009)  $   (225,138)  $     (1,274)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  89

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND3(5)       WSND8(5)         UTRS1          UTRS2         PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     16,537   $     90,386   $     45,299
Variable account expenses                                            26             --         11,841         69,101         39,970
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26)            --          4,696         21,285          5,329
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,605             15        348,741        697,257        634,141
    Cost of investments sold                                      2,592             21        363,510        752,212        676,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                       (17)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)            (6)       (65,923)      (492,432)      (251,765)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (30)  $         (6)  $    (61,227)  $   (471,147)  $   (246,436)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS4         WSTR5(5)      WSTR3(5)        WSTR8(5)       USUT1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,279   $          1   $         --   $          1   $         --
Variable account expenses                                        88,911              7            104             19             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,368             (6)          (104)           (18)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         743,785             87            165             38             52
    Cost of investments sold                                    809,003             87            165             37             51
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,218)            --             --              1              1
Distributions from capital gains                                 78,991             --              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            20             94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (525,457)            (8)            21             95              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (518,089)  $        (14)  $        (83)  $         77   $          8
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(1)         PSUT1         USUT4(1)      WSUT5(5)       WSUT3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,389   $         --   $          1   $          1
Variable account expenses                                            22          1,291              9             36             15
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)         1,098             (9)           (35)           (14)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,059          7,929          8,326            115            112
    Cost of investments sold                                      2,079          9,758          8,332            118            111
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)           152
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      345        (28,015)           209           (282)           153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        323   $    (26,917)  $        200   $       (317)  $        139
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  90

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT8(5)        UOCA1(1)       UOCA2(1)       UOCA3(1)      UOCA4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              9            323            123            393
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (9)          (323)          (123)          (393)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              18             88          1,398          1,501         46,658
    Cost of investments sold                                         22             90          1,354          1,699         46,644
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            (2)            44           (198)            14
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (143)         1,936         (1,234)         1,569
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)          (145)         1,980         (1,432)         1,583
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (4)  $       (154)  $      1,657   $     (1,555)  $      1,190
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOCA5(4)       WOCA3(4)       WOCA8(4)       UOGS1(1)       UOGS2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             17              1             29            155
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (17)            (1)           (29)          (155)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             175            191            136             76          3,253
    Cost of investments sold                                        174            186            134             77          3,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              5              2             (1)          (167)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92             --           (532)        (4,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2             97              2           (533)        (4,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $         80   $          1   $       (562)  $     (4,360)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(2)        WOGS6(2)       UOGS4(1)       WOGS5(2)       WOGS4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            90            473            129             28              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (90)          (473)          (129)           (28)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             222          2,550          8,457         11,462            141
    Cost of investments sold                                        276          2,890          8,952         11,636            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (54)          (340)          (495)          (174)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)       (13,091)        (2,130)          (106)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,982)       (13,431)        (2,625)          (280)          (133)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,072)  $    (13,904)  $     (2,754)  $       (308)  $       (142)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  91

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS3(2)       WOGS8(4)       WOGS2(2)       UOHI1(1)       UOHI2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           392              5              2             53            232
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (392)            (5)            (2)           (53)          (232)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             341            135            133          2,908         10,062
    Cost of investments sold                                        382            137            172          2,994         10,227
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (41)            (2)           (39)           (86)          (165)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,147)          (114)            --            388          2,265
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (7,188)          (116)           (39)           302          2,100
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,580)  $       (121)  $        (41)  $        249   $      1,868
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI3(1)        UOHI4(1)       UOSM1(1)       UOSM2(1)      UOSM3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1            132             60            254            122
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (132)           (60)          (254)          (122)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               1          8,674          2,167          2,012            738
    Cost of investments sold                                          1          8,647          2,252          2,120            759
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             27            (85)          (108)           (21)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5          1,043         (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        5          1,070         (1,554)        (1,479)        (1,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $        938   $     (1,614)  $     (1,733)  $     (1,554)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(1)       WOSM5(3)        WOSM3(3)       WOSM8(3)       USTB1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           184              7             11              7             52
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (184)            (7)           (11)            (7)           (52)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,286             34          3,340              7         18,377
    Cost of investments sold                                      1,354             35          3,450              7         18,373
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,002)           (46)          (137)          (185)         1,051
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,186)  $        (53)  $       (148)  $       (192)  $        999
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  92

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(1)       WSTB7(2)       WSTB6(2)       USTB4(1)       WSTB5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           438            420          1,215            582             15
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (438)          (420)        (1,215)          (582)           (15)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,397         10,974          8,521         13,335             15
    Cost of investments sold                                      3,382         11,080          8,558         13,146             15
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     15           (106)           (37)           189             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          4,203          9,431          6,034            228
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,210          4,097          9,394          6,223            228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,772   $      3,677   $      8,179   $      5,641   $        213
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTB4(2)       WSTB3(2)      WSTB8(4)        WSTB2(2)        UGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      4,549
Variable account expenses                                           462            477              1              2          2,618
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (462)          (477)            (1)            (2)         1,931
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,436          1,810            146            177        110,070
    Cost of investments sold                                      1,407          1,778            141            171        117,942
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     29             32              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     4,144          3,811             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,173          3,843              5              6        (46,290)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,711   $      3,366   $          4   $          4   $    (44,359)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UGIN2          PGIN1          UGIN4           EPG         WGIN3(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,538   $     16,091   $     18,592   $     99,273   $          1
Variable account expenses                                        16,147         14,534         18,682         86,951             63
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,391          1,557            (90)        12,322            (62)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         177,930        118,826        329,812        992,426          3,877
    Cost of investments sold                                    222,543        141,244        398,420      1,303,751          3,784
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            93
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)         1,287
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (355,670)      (276,625)      (341,797)    (1,466,282)         1,380
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (351,279)  $   (275,068)  $   (341,887)  $ (1,453,960)  $      1,318
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  93

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIN8(5)       UIGR1(1)       UIGR2(1)         WIGR7          PIGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     20,027   $     33,739
Variable account expenses                                            --             58            666         28,387         50,339
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (58)          (666)        (8,360)       (16,600)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17          7,653         20,834        315,045        633,375
    Cost of investments sold                                         22          7,821         21,334        460,090        901,518
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)          (168)          (500)      (145,045)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (727)           858       (341,764)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)          (895)           358       (486,809)      (816,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $       (953)  $       (308)  $   (495,169)  $   (832,845)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR4(1)          EPL           WIGR4          WIGR3        WIGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     13,244   $     27,059   $     18,209   $         --
Variable account expenses                                           983         21,240         45,117         31,379              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (983)        (7,996)       (18,058)       (13,170)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,608        657,182        586,172     17,822,810             25
    Cost of investments sold                                     15,438        863,475        867,160     18,930,253             26
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (830)      (206,293)      (280,988)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,737       (102,127)      (364,995)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      907       (308,420)      (645,983)      (326,942)          (151)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (76)  $   (316,416)  $   (664,041)  $   (340,112)  $       (160)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR2         UPRE1(1)       UPRE2(1)       UPRE3(1)      UPRE4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,432   $         --   $         --   $         --   $         --
Variable account expenses                                         6,644              1             86              2             17
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,212)            (1)           (86)            (2)           (17)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,629             82            346            196             98
    Cost of investments sold                                    179,690             84            357            240             95
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,061)            (2)           (11)           (44)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)        (1,902)            --            150
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (83,305)           (12)        (1,913)           (44)           153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,517)  $        (13)  $     (1,999)  $        (46)  $        136
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  94

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,126         13,419         22,238          6,451         30,827
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,126)       (13,419)       (22,238)        (6,451)       (30,827)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          54,419        269,195        424,754        121,221      3,067,999
    Cost of investments sold                                     93,048        399,501        814,339        175,425      3,566,927
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,629)      (130,306)      (389,585)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,919)      (342,955)      (323,984)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (51,548)      (473,261)      (713,569)      (197,139)      (745,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (52,674)  $   (486,680)  $   (735,807)  $   (203,590)  $   (776,506)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPT           WVIS4          WVIS3        WVIS8(5)         WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         8,680         33,462         25,975             --          4,230
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,680)       (33,462)       (25,975)            --         (4,230)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         134,889        581,721        478,724             16         43,762
    Cost of investments sold                                    219,907      1,067,838        908,090             21         91,995
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (85,018)      (486,117)      (429,366)            (5)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,219)      (416,123)      (254,919)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (232,237)      (902,240)      (684,285)            (5)      (101,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (240,917)  $   (935,702)  $   (710,260)  $         (5)  $   (105,797)
===================================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  95

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                  UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $        946   $      1,516   $     (1,853)  $     (9,371)  $    (26,055)
Net realized gain (loss) on sales of investments                     (8)           (35)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         9             36             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         947          1,517         (1,852)        (9,371)       (26,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      134,387        972,206        636,426        340,144        853,847
Net transfers(1)                                                 23,188       (441,169)      (169,610)      (232,797)     2,798,540
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,125)      (425,139)      (128,613)      (868,671)    (3,346,521)
    Death benefits                                                   --             --        (52,098)            --        (99,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  151,450        105,898        286,105       (761,324)       206,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 585,778      2,857,398      2,423,140      4,054,436     10,625,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    738,175   $  2,964,813   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,322      2,828,091      2,250,084      3,857,418      8,408,678
Contract purchase payments                                      126,978        961,442        591,297        323,747        677,567
Net transfers(1)                                                 21,920       (436,267)      (157,350)      (224,571)     2,206,965
Contract terminations:
    Surrender benefits and contract charges                      (5,788)      (420,620)      (119,420)      (826,630)    (2,642,707)
    Death benefits                                                   --             --        (48,363)            --        (78,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                697,432      2,932,646      2,516,248      3,129,964      8,571,906
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SCMG2          SCMG1         UBND1(2)       UBND2(2)        PBND1
OPERATIONS
Investment income (loss) -- net                            $    (18,559)  $    (67,470)  $        622   $      1,639   $      5,913
Net realized gain (loss) on sales of investments                    (97)          (281)          (229)           (27)          (907)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283            864          2,876          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,558)       (67,468)         1,257          4,488          6,400
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,019,574      1,790,685         42,684        170,740        103,102
Net transfers(1)                                                (77,108)     6,543,806         24,710         50,858        (12,143)
Annuity payments                                                 (5,741)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,434,892)    (6,326,252)        (2,750)        (2,164)          (308)
    Death benefits                                             (249,602)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  252,231      1,557,540         64,644        219,434         90,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,243,077     11,961,867             --             --        110,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,476,750   $ 13,451,939   $     65,901   $    223,922   $    207,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,500     11,399,177             --             --         99,294
Contract purchase payments                                    8,625,201      1,708,626         41,768        167,559         91,236
Net transfers(1)                                                (72,494)     6,237,644         24,216         49,754        (11,455)
Contract terminations:
    Surrender benefits and contract charges                  (8,071,442)    (6,038,708)        (2,687)        (2,116)          (293)
    Death benefits                                             (238,470)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,222,295     12,876,367         63,297        215,197        178,782
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  96

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND4(2)          ESI          SBND2          SBND1         UDEI1(2)
OPERATIONS
Investment income (loss) -- net                            $      2,584   $    451,572   $     12,724   $     59,867   $         24
Net realized gain (loss) on sales of investments                    (88)      (239,959)        (4,843)       (46,257)           257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,769        248,600          4,602         14,162            312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,265        460,213         12,483         27,772            593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      266,252        115,240        129,613         21,967         19,850
Net transfers(1)                                                 49,175       (778,583)      (167,917)      (294,594)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,027)    (1,597,045)       (12,899)      (230,155)           (78)
    Death benefits                                                   --       (190,739)        (7,391)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  314,400     (2,451,127)       (58,594)      (502,782)        19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     13,122,338        346,782      1,490,663             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,665   $ 11,131,424   $    300,671   $  1,015,653   $     20,365
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,923,249        316,869      1,362,937             --
Contract purchase payments                                      261,460         77,390        116,771         19,849         26,089
Net transfers(1)                                                 48,165       (530,376)      (151,010)      (279,257)            --
Contract terminations:
    Surrender benefits and contract charges                      (1,014)    (1,069,075)       (11,732)      (209,381)          (100)
    Death benefits                                                   --       (128,938)        (6,586)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                308,611      7,272,250        264,312        894,148         25,989
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(2)         WDEI7          PDEI1        UDEI4(2)         WDEI5
OPERATIONS
Investment income (loss) -- net                            $        220   $      1,799   $      1,336   $        439   $        423
Net realized gain (loss) on sales of investments                    (15)        (1,658)        (6,943)        (1,348)       (16,785)
Distributions from capital gains                                     --          1,861          1,528             --            602
Net change in unrealized appreciation or
  depreciation of investments                                     5,446       (118,467)       (85,884)         8,115        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,651       (116,465)       (89,963)         7,206        (48,382)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,973         12,781         31,651        199,610         59,282
Net transfers(1)                                                 34,659        155,544        155,114         35,133         72,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (943)       (16,845)        (9,183)          (117)        (1,980)
    Death benefits                                                   --         (1,328)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,689        150,152        177,582        234,626        130,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        467,109        344,421             --        124,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,340   $    500,796   $    432,040   $    241,832   $    206,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        427,781        341,828             --        114,711
Contract purchase payments                                      143,578         12,658         37,490        264,029         61,403
Net transfers(1)                                                 44,461        150,660        167,616         45,405         63,894
Contract terminations:
    Surrender benefits and contract charges                      (1,205)       (16,395)       (10,754)          (148)        (2,095)
    Death benefits                                                   --         (1,439)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                186,834        573,265        536,180        309,286        237,913
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  97

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI4         WDEI3          SDEI1          WDEI2          UGRO1(2)
OPERATIONS
Investment income (loss) -- net                            $        678   $        253   $       (514)  $        (35)  $         --
Net realized gain (loss) on sales of investments                 (5,349)       (20,048)       (38,356)          (202)           (13)
Distributions from capital gains                                  1,933            907          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                  (123,334)       (58,904)       (42,391)        (7,212)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,072)       (77,792)       (79,742)        (7,320)           (17)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,223         31,897         70,114             --             99
Net transfers(1)                                                139,636        131,920        (80,662)         3,335             28
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,573)        (9,632)      (152,005)        (2,062)           (82)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,286        154,185       (162,553)         1,273             45
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 495,002        242,284        396,114         36,955             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    527,216   $    318,677   $    153,819   $     30,908   $         28
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          455,345        223,084        367,200         34,122             --
Contract purchase payments                                       19,639         32,735         75,374             --            101
Net transfers(1)                                                135,501        123,224        (95,122)         3,898             34
Contract terminations:
    Surrender benefits and contract charges                      (2,749)       (11,148)      (168,503)        (2,188)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                607,736        367,895        178,949         35,832             34
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UGRO2(2)       UGRO3(2)       UGRO4(2)          EVG           SGRO2
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $         --   $     (1,249)  $       (243)
Net realized gain (loss) on sales of investments                     (1)           (29)           (18)        (5,280)       (19,537)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (46)            --             --        (24,792)        13,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (49)           (29)           (18)       (31,321)        (6,440)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,186            160            100          8,555             --
Net transfers(1)                                                     61             --             --         11,896        (22,191)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (82)          (131)           (82)        (5,131)          (297)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,165             29             18         15,320        (22,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        114,607         41,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,116   $         --   $         --   $     98,606   $     12,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        228,411         83,286
Contract purchase payments                                        8,793            162            101         21,430             --
Net transfers(1)                                                     74             --             --         31,892        (47,634)
Contract terminations:
    Surrender benefits and contract charges                        (101)          (162)          (101)       (12,036)          (590)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,766             --             --        269,697         35,062
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  98

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO1          UNDM1          UNDM2           WNDM7         PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (3,341)  $       (104)  $       (937)  $     (6,921)  $    (21,623)
Net realized gain (loss) on sales of investments                (46,537)          (464)        (7,846)       (56,800)      (346,667)
Distributions from capital gains                                     --             13             79            963          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (23,343)        (5,024)       (33,121)      (204,668)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (73,221)        (5,579)       (41,825)      (267,426)      (821,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,111         33,507        227,137        125,775        637,543
Net transfers(1)                                                (28,833)        12,795        170,038         71,921         12,005
Annuity payments                                                     --             --             --             --         (5,743)
Contract terminations:
    Surrender benefits and contract charges                      (9,348)           (87)        (4,429)       (23,092)      (131,661)
    Death benefits                                                   --             --             --        (12,038)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (31,070)        46,215        392,746        162,566        512,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 285,785         15,213         61,309      1,044,787      3,005,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    181,494   $     55,849   $    412,230   $    939,927   $  2,695,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          545,600         20,086         80,914      1,471,323      3,478,255
Contract purchase payments                                       17,907         54,096        368,230        186,734        827,292
Net transfers(1)                                                (64,601)        21,294        262,435        111,974        (57,721)
Contract terminations:
    Surrender benefits and contract charges                     (22,443)          (118)        (7,276)       (36,800)      (185,235)
    Death benefits                                                   --             --             --        (18,962)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                476,463         95,358        704,303      1,714,269      4,062,591
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UNDM4           EGD          WNDM4           WNDM3          SNDM1
OPERATIONS
Investment income (loss) -- net                            $     (1,471)  $    (41,131)  $    (11,582)  $    (18,573)  $    (20,030)
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (148,871)      (253,628)      (687,800)
Distributions from capital gains                                    133          4,843          1,299          2,030          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)      (169,140)      (249,456)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)    (1,260,911)      (328,294)      (519,627)      (576,191)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,292         98,844        224,122         32,889        123,975
Net transfers(1)                                                147,900         19,201        (94,572)      (122,116)      (118,031)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)      (351,159)       (38,988)      (116,134)      (323,036)
    Death benefits                                                   --        (31,761)        (3,147)       (17,318)       (55,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092       (264,875)        87,415       (222,679)      (372,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315      5,370,338      1,283,998      2,210,372      2,139,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175   $  3,844,552   $  1,043,119   $  1,468,066   $  1,190,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128      4,236,699      1,815,474      3,127,972      2,896,006
Contract purchase payments                                      261,537         92,519        319,843         57,084        209,840
Net transfers(1)                                                241,614        (43,333)      (158,220)      (269,311)      (387,824)
Contract terminations:
    Surrender benefits and contract charges                     (13,628)      (320,023)       (56,242)      (190,468)      (535,493)
    Death benefits                                                   --        (27,556)        (4,951)       (25,163)       (85,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651      3,938,306      1,915,904      2,700,114      2,096,659
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  99

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM2         USVA1(2)      USVA2(2)        WSVA7(3)       WSVA6(3)
OPERATIONS
Investment income (loss) -- net                            $     (4,697)  $        (36)  $        (77)  $        (41)  $       (108)
Net realized gain (loss) on sales of investments               (108,217)           140           (422)          (148)        (1,885)
Distributions from capital gains                                    437             54            187             72             84
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468            578         (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (100,459)           290          1,156            461         (3,582)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       (3,991)        15,961         49,530            171         10,597
Net transfers(1)                                               (167,430)            --          2,163         17,231         14,944
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,212)           (79)          (352)          (135)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (196,633)        15,882         51,341         17,267         25,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 493,837             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    196,745   $     16,172   $     52,497   $     17,728   $     21,787
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          700,758             --             --             --             --
Contract purchase payments                                       (5,747)        20,602         64,272            171         13,967
Net transfers(1)                                               (291,564)            --          2,745         22,399         13,799
Contract terminations:
    Surrender benefits and contract charges                     (40,071)          (101)          (445)          (171)          (219)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                363,376         20,501         66,572         22,399         27,547
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA4(2)       WSVA5(3)       WSVA4(3)       WSVA3(3)        WSVA8(4)
OPERATIONS
Investment income (loss) -- net                            $        (42)  $        (77)  $       (163)  $        (89)  $         (2)
Net realized gain (loss) on sales of investments                   (128)           (18)          (597)        (1,278)            (2)
Distributions from capital gains                                    103             91            104             64             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,188           (908)        (2,996)          (650)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,121           (912)        (3,652)        (1,953)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,485         24,984            173          2,699          3,214
Net transfers(1)                                                  8,745          3,420         35,339         16,786              5
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)          (168)        (4,015)          (147)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,141         28,236         31,497         19,338          3,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,262   $     27,324   $     27,845   $     17,385   $      3,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       33,463         30,481            173          3,233          3,340
Net transfers(1)                                                 11,427          4,316         39,520         19,010              5
Contract terminations:
    Surrender benefits and contract charges                        (113)          (213)        (4,437)          (216)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 44,777         34,584         35,256         22,027          3,201
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                   100

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)         USPF1           USPF2         USPF3          USPF4
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        163   $     (1,182)  $     (1,938)  $     (7,885)
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)       (29,982)      (586,384)      (315,282)      (733,899)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171        117,157        407,598        773,765      1,058,843
Net transfers(1)                                                     --         46,432      1,503,321        512,849      1,508,492
Annuity payments                                                     --             --             --           (670)            --
Contract terminations:
    Surrender benefits and contract charges                        (134)        (2,161)      (129,153)       (34,303)      (112,550)
    Death benefits                                                   --             --             --       (191,203)       (97,489)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37        161,428      1,781,766      1,060,438      2,357,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         89,636      1,251,089        657,208      1,398,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        111,916      1,567,437        816,890      1,756,399
Contract purchase payments                                          171        182,040        565,400      1,134,891      1,404,817
Net transfers(1)                                                     --         68,523      2,063,270        713,289      2,119,432
Contract terminations:
    Surrender benefits and contract charges                        (171)        (2,917)      (200,955)       (55,784)      (158,850)
    Death benefits                                                   --             --             --       (319,470)      (161,628)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        359,562      3,995,152      2,289,816      4,960,170
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF1           UFIF2          WFDI7          UFIF3          UFIF4
OPERATIONS
Investment income (loss) -- net                            $      6,085   $     80,827   $     20,728   $     25,234   $     54,822
Net realized gain (loss) on sales of investments                    (24)         8,897          3,177          1,904          6,762
Distributions from capital gains                                  2,958         30,633          8,158          9,364         24,520
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         23,661         34,777         72,412
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,449        210,288         55,724         71,279        158,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      192,487        974,683         79,903        618,784      1,045,587
Net transfers(1)                                                519,190      2,471,977        729,716        469,974      3,876,332
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,663)      (228,022)       (69,193)       (36,091)      (217,174)
    Death benefits                                                   --        (19,599)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  705,014      3,199,039        740,426      1,052,667      4,704,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,845      2,753,766        901,103        890,610      1,469,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    751,308   $  6,163,093   $  1,697,253   $  2,014,556   $  6,332,704
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           29,537      2,495,317        804,773        798,992      1,320,542
Contract purchase payments                                      167,972        869,582         69,868        549,552        913,089
Net transfers(1)                                                453,172      2,190,466        634,950        412,489      3,406,641
Contract terminations:
    Surrender benefits and contract charges                      (5,794)      (202,527)       (59,894)       (31,695)      (189,227)
    Death benefits                                                   --        (17,070)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                644,887      5,335,768      1,449,697      1,729,338      5,451,045
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                    101

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WFDI5           WFDI4          WFDI3          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $      2,479   $     30,653   $     31,680   $      6,051   $      8,630
Net realized gain (loss) on sales of investments                  1,188          4,920          7,069          4,137          1,445
Distributions from capital gains                                  1,151         14,100         13,583          2,914          6,210
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         42,581         47,632          4,940         16,042
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,619         92,254         99,964         18,042         32,327
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,931         70,238        367,591        100,598         41,907
Net transfers(1)                                                 (3,423)     1,229,575        676,752        (29,504)       637,757
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,805)       (76,492)      (172,094)      (100,453)       (40,156)
    Death benefits                                                   --             --        (17,297)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,703      1,223,321        854,952        (29,359)       639,508
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 129,904      1,626,602      1,769,784        470,489        651,237
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    287,226   $  2,942,177   $  2,724,700   $    459,172   $  1,323,072
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          117,173      1,473,252      1,608,525        423,532        591,918
Contract purchase payments                                      150,459         62,452        328,619         87,534         37,363
Net transfers(1)                                                 (2,719)     1,086,978        606,221        (26,885)       561,602
Contract terminations:
    Surrender benefits and contract charges                     (16,668)       (67,765)      (152,869)       (87,280)       (35,584)
    Death benefits                                                   --             --        (15,160)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                248,245      2,554,917      2,375,336        396,901      1,155,299
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(2)        UABA2(2)       UABA3(2)      UABA4(2)        WABA5(4)
OPERATIONS
Investment income (loss) -- net                            $       (159)  $     (1,321)  $       (194)  $       (853)  $        (22)
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         246         (7,029)        (1,575)        (6,743)            46
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,107        392,804         50,962        265,320          8,031
Net transfers(1)                                                 40,290        155,237         18,984        135,516          2,274
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)        (1,853)          (126)        (2,959)          (136)
    Death benefits                                                   --             --           (330)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   85,321        546,188         69,490        397,877         10,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       60,323        510,183         65,544        344,172          8,490
Net transfers(1)                                                 52,695        203,461         24,791        176,604          2,391
Contract terminations:
    Surrender benefits and contract charges                        (101)        (2,366)          (167)        (3,982)          (144)
    Death benefits                                                   --             --           (499)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,917        711,278         89,669        516,794         10,737
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  102

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA3(4)       WABA8(4)       UAAD1(2)       UAAD2(2)       UAAD3(2)
OPERATIONS
Investment income (loss) -- net                            $       (126)  $         (1)  $        (46)  $         --   $         (7)
Net realized gain (loss) on sales of investments                   (316)            --             (3)           (24)           (52)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       486             --           (575)            --             59
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          44             (1)          (624)           (24)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,148            116         19,714            100         19,254
Net transfers(1)                                                  4,268             17          3,754             --          2,129
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (53)          (115)           (76)           (76)          (121)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,363             18         23,392             24         21,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     38,407   $         17   $     22,768   $         --   $     21,262
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       36,873            124         25,427            101         25,769
Net transfers(1)                                                  4,482             18          5,000             --          2,756
Contract terminations:
    Surrender benefits and contract charges                        (977)          (124)          (101)          (101)          (162)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 40,378             18         30,326             --         28,363
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UAAD4(2)      WAAD5(5)       WAAD3(5)       WAAD8(5)       UAVA1(2)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (1)  $         (1)  $         (1)  $          5
Net realized gain (loss) on sales of investments                     (1)            (4)            (4)            (3)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (104)            --             --             --           (142)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (109)            (5)            (5)            (4)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,767            174            174            135            100
Net transfers(1)                                                    572             --             --             --          2,628
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)          (169)          (169)          (131)           (79)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,263              5              5              4          2,649
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,154   $         --   $         --   $         --   $      2,507
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       16,898            180            180            140            101
Net transfers(1)                                                    761             --             --             --          3,221
Contract terminations:
    Surrender benefits and contract charges                        (101)          (180)          (180)          (140)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 17,558             --             --             --          3,221
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                   103

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA2(2)       UAVA3(2)       UAVA4(2)       WAVA5(6)       WAVA3(6)
OPERATIONS
Investment income (loss) -- net                            $         11   $          1   $         --   $         --   $        (10)
Net realized gain (loss) on sales of investments                     (6)           (29)            (8)            (5)           (12)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,019)            (5)           (26)            --           (461)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,014)           (33)           (34)            (5)          (483)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,795            158            100             21          2,057
Net transfers(1)                                                 13,450             22            428             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (78)          (125)           (78)           (16)           (31)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,167             55            450              5          2,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,153   $         22   $        416   $         --   $      1,543
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,867            161            101             21          2,125
Net transfers(1)                                                 17,001             29            535             --             --
Contract terminations:
    Surrender benefits and contract charges                        (101)          (161)          (101)           (21)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,767             29            535             --          2,083
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA8(6)         UGIP1          UGIP2         UGIP3          UGIP4
OPERATIONS
Investment income (loss) -- net                            $         --   $     (4,315)  $    (28,345)  $    (18,374)  $    (53,153)
Net realized gain (loss) on sales of investments                     (6)       (66,726)      (132,036)      (113,008)      (167,787)
Distributions from capital gains                                     --         25,556        181,374         92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                        --       (176,991)    (1,496,513)      (724,984)    (2,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)      (222,476)    (1,475,520)      (763,536)    (1,989,578)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22        399,060      2,158,949        974,366      2,682,213
Net transfers(1)                                                     --        230,474      2,087,930        722,911      2,969,457
Annuity payments                                                     --             --             --           (728)            --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (28,751)      (115,136)       (87,965)      (150,734)
    Death benefits                                                   --             --        (20,119)       (39,241)       (15,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        6        600,783      4,111,624      1,569,343      5,485,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        617,944      3,468,811      2,074,879      4,531,354
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        640,320      3,600,756      2,151,801      4,721,969
Contract purchase payments                                           21        471,769      2,422,276      1,080,225      2,975,995
Net transfers(1)                                                     --        268,801      2,383,238        811,929      3,424,335
Contract terminations:
    Surrender benefits and contract charges                         (21)       (39,505)      (140,356)      (104,111)      (193,129)
    Death benefits                                                   --             --        (24,969)       (41,922)       (22,978)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,341,385      8,240,945      3,897,922     10,906,192
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                   104

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WGIP5(5)      WGIP3(5)       WGIP8(5)         UPRG1          UPRG2
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (3)  $         (3)  $     (4,614)  $    (24,228)
Net realized gain (loss) on sales of investments                      3            (69)            (4)       (33,298)      (186,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)      (138,350)      (681,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          36           (103)           (38)      (176,262)      (891,674)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,256            259            134        154,891        407,760
Net transfers(1)                                                     --          1,318          1,113            769        325,534
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (133)       (14,802)      (155,866)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,084          1,405          1,114        140,858        577,428
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        484,925      2,307,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,120   $      1,302   $      1,076   $    449,521   $  1,993,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        740,893      3,530,935
Contract purchase payments                                        2,403            180            140        299,322        725,277
Net transfers(1)                                                     --          1,366          1,129         (9,596)       492,299
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)       (27,970)      (289,643)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,223          1,366          1,129      1,002,649      4,458,868
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG3          UPRG4           EPP           SPGR2          SPGR1
OPERATIONS
Investment income (loss) -- net                            $    (14,032)  $    (50,132)  $    (22,130)  $    (15,414)  $    (58,017)
Net realized gain (loss) on sales of investments               (122,300)      (172,796)      (334,494)      (478,390)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (321,239)    (1,246,621)      (303,228)        23,970        (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (457,571)    (1,469,549)      (659,852)      (469,834)    (1,600,391)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      144,121        794,842         36,239         49,650             --
Net transfers(1)                                                 56,723        422,462        (44,232)      (439,141)      (889,872)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (63,099)      (104,788)      (111,298)      (133,285)      (462,816)
    Death benefits                                              (38,474)        (1,762)        (4,348)       (50,418)       (66,829)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   99,271      1,110,754       (123,639)      (573,194)    (1,419,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,267,770      3,781,643      2,021,153      1,556,971      5,227,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,470   $  3,422,848   $  1,237,662   $    513,943   $  2,207,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,944,137      5,808,378      2,573,940      2,397,428      7,466,298
Contract purchase payments                                      251,813      1,487,117         52,747         91,786             --
Net transfers(1)                                                 43,350        623,465       (127,654)      (965,790)    (1,842,077)
Contract terminations:
    Surrender benefits and contract charges                    (127,663)      (209,455)      (179,389)      (249,379)      (879,628)
    Death benefits                                              (69,589)        (3,966)        (8,111)      (112,373)      (113,788)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,042,048      7,705,539      2,311,533      1,161,672      4,630,805
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                   105

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UTEC1           UTEC2          UTEC3          UTEC4           ETC
OPERATIONS
Investment income (loss) -- net                            $     (1,312)  $     (6,209)  $     (3,760)  $    (12,249)  $    (13,523)
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (76,202)      (348,149)      (182,887)      (542,943)      (578,794)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         53,705         32,249        135,131         15,753
Net transfers(1)                                                  7,131         70,792        (38,352)         8,563       (260,288)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,605)       (35,032)        (2,906)       (24,918)       (83,605)
    Death benefits                                                   --             --        (11,812)        (7,035)       (15,945)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (474)        89,465        (20,821)       111,741       (344,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 186,397        708,874        404,351      1,139,766      1,554,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          363,975      1,386,796        792,626      2,236,653      1,958,182
Contract purchase payments                                           --        143,341         76,065        313,395         26,658
Net transfers(1)                                                 25,956         87,723       (151,444)       (30,703)      (432,969)
Contract terminations:
    Surrender benefits and contract charges                     (18,085)       (88,141)        (8,080)       (75,250)      (137,960)
    Death benefits                                                   --             --        (24,716)       (20,769)       (26,887)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                371,846      1,529,719        684,451      2,423,326      1,387,024
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC2          STEC1        UAGR1(2)       UAGR2(2)       UAGR3(2)
OPERATIONS
Investment income (loss) -- net                            $    (11,352)  $    (31,338)  $        (37)  $        (69)  $         (1)
Net realized gain (loss) on sales of investments               (754,625)    (1,580,064)           (68)             2             (1)
Distributions from capital gains                                     --             --              1              1              2
Net change in unrealized appreciation or
  depreciation of investments                                   384,129        481,361           (302)           504            (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (381,848)    (1,130,041)          (406)           438            (10)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      203,836        376,137          8,115         16,912            160
Net transfers(1)                                                 96,204       (558,076)           381         19,690          1,255
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (363,979)      (813,030)           (91)           (91)          (145)
    Death benefits                                              (46,731)       (62,344)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (110,670)    (1,057,313)         8,405         36,511          1,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,032,027      3,256,312             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    539,509   $  1,068,958   $      7,999   $     36,949   $      1,260
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,165,065      6,379,528             --             --             --
Contract purchase payments                                      722,640      1,301,538          8,477         18,787            160
Net transfers(1)                                                470,224     (1,315,541)           441         22,044          1,391
Contract terminations:
    Surrender benefits and contract charges                  (1,230,833)    (2,549,766)          (100)          (100)          (160)
    Death benefits                                             (151,315)      (160,589)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,975,781      3,655,170          8,818         40,731          1,391
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                   106

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAGR4(2)       UFCO1(2)       UFCO2(2)       UFCO3(2)        UFCO4(2)
OPERATIONS
Investment income (loss) -- net                            $       (287)  $       (301)  $     (1,150)  $       (169)  $       (494)
Net realized gain (loss) on sales of investments                     (9)          (478)            38             (1)            15
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (974)        (3,097)        (4,572)          (478)        (2,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,269)        (3,876)        (5,684)          (648)        (2,589)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       62,143        138,333        496,439         86,186        276,994
Net transfers(1)                                                  3,412         46,464        149,197         14,141         66,183
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (90)          (404)        (1,007)          (204)           (87)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   65,465        184,393        644,629        100,123        343,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     64,196   $    180,517   $    638,945   $     99,475   $    340,501
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       67,220        156,310        570,053         99,177        319,009
Net transfers(1)                                                  3,801         53,097        171,260         16,383         76,083
Contract terminations:
    Surrender benefits and contract charges                        (100)          (465)        (1,177)          (237)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 70,921        208,942        740,136        115,323        394,991
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFCO5(5)      WFCO3(5)       WFCO8(5)       UFGR1(2)        UFGR2(2)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (1)  $         (1)  $        (43)  $       (195)
Net realized gain (loss) on sales of investments                     --             --             (1)            (8)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --           (867)        (2,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          35             (1)            (2)          (918)        (3,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175            871            175         13,650         56,989
Net transfers(1)                                                  8,076            129             --            723         26,580
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (193)          (173)           (76)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,078            807              2         14,297         83,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,113   $        806           $ --   $     13,379   $     80,439
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          179            898            179         17,050         72,805
Net transfers(1)                                                  8,370            133             --            956         35,014
Contract terminations:
    Surrender benefits and contract charges                        (179)          (199)          (179)          (101)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,370            832             --         17,905        107,718
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                107

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFGR3(2)      UFGR4(2)       WFGR5(6)       WFGR3(6)        WFGR8(6)
OPERATIONS
Investment income (loss) -- net                            $        (27)  $       (360)  $        (35)  $       (138)  $         --
Net realized gain (loss) on sales of investments                     (5)          (135)          (872)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (786)        (8,272)          (201)        (1,590)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (818)        (8,767)        (1,108)        (1,734)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,366         85,007         11,049          2,567             21
Net transfers(1)                                                  4,788          4,258             --         28,709             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (121)           (89)           (15)           (31)           (15)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,033         89,176         11,034         31,245              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,215   $     80,409   $      9,926   $     29,511   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       24,948        102,501         13,675          2,928             21
Net transfers(1)                                                  6,330          5,463             --         37,740             --
Contract terminations:
    Surrender benefits and contract charges                        (162)          (118)           (21)           (42)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 31,116        107,846         13,654         40,626             --
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(2)       UFMC2(2)        WMDC7          WMDC6         UFMC4(2)
OPERATIONS
Investment income (loss) -- net                            $       (177)  $     (1,321)  $     (4,304)  $     (8,323)  $     (1,160)
Net realized gain (loss) on sales of investments                    (50)          (915)        (1,425)       (12,347)          (646)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (103,118)      (146,333)        (1,195)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          53            469       (108,847)      (167,003)        (3,001)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,211        475,166        173,017        252,931        336,372
Net transfers(1)                                                 14,437        181,200        200,444        734,591         95,011
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,107)        (1,378)       (24,180)        (9,607)        (2,762)
    Death benefits                                                   --             --             --           (355)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,541        654,988        349,281        977,560        428,621
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        710,611        555,738             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,594   $    655,457   $    951,045   $  1,366,295   $    425,620
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        667,442        522,139             --
Contract purchase payments                                       77,992        558,560        164,673        249,600        395,083
Net transfers(1)                                                 17,098        215,714        198,570        684,000        113,150
Contract terminations:
    Surrender benefits and contract charges                      (1,306)        (1,641)       (25,386)        (9,852)        (5,701)
    Death benefits                                                   --             --             --           (410)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,784        772,633      1,005,299      1,445,477        502,532
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  108

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC4          WMDC3        WMDC8(6)         WMDC2
OPERATIONS
Investment income (loss) -- net                            $     (1,505)  $     (4,846)  $     (3,809)  $        (25)  $       (395)
Net realized gain (loss) on sales of investments                 (2,428)        (7,221)        (1,238)            --            191
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (66,766)       (42,874)            23         (4,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,642)       (78,833)       (47,921)            (2)        (4,486)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,393        129,892        195,524         24,451             --
Net transfers(1)                                                 87,964        259,246        229,923              7         35,810
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (509)       (19,846)       (13,468)           (19)           (38)
    Death benefits                                                   --             --         (3,394)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,848        369,292        408,585         24,439         35,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,826        390,280        165,341             --          8,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,032   $    680,739   $    526,005   $     24,437   $     39,601
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           93,943        367,294        155,709             --          7,839
Contract purchase payments                                       72,258        128,050        191,220         27,402             --
Net transfers(1)                                                 84,663        246,074        228,822              8         34,385
Contract terminations:
    Surrender benefits and contract charges                        (536)       (18,765)       (13,573)           (21)           (42)
    Death benefits                                                   --             --         (3,281)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                250,328        722,653        558,897         27,389         42,182
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UFOV1(2)      UFOV2(2)       UFOV3(2)       UFOV4(2)       URES1(2)
OPERATIONS
Investment income (loss) -- net                            $        (40)  $        (35)  $        (33)  $        (11)  $        (26)
Net realized gain (loss) on sales of investments                     (4)            --            (12)            (9)           (51)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (528)           (75)          (761)          (266)           324
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (572)          (110)          (806)          (286)           247
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,237         12,653          9,787          1,732          9,885
Net transfers(1)                                                  2,766          2,687          2,125          1,315          3,090
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (75)           (75)          (120)           (75)           (94)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,928         15,265         11,792          2,972         12,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,356   $     15,155   $     10,986   $      2,686   $     13,128
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       19,463         16,676         11,933          1,925         10,933
Net transfers(1)                                                  3,676          3,554          2,833          1,748          3,215
Contract terminations:
    Surrender benefits and contract charges                        (100)          (100)          (160)          (100)          (100)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,039         20,130         14,606          3,573         14,048
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  109

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   URES2(2)        WRES7           WRES6        URES4(2)       ERE
OPERATIONS
Investment income (loss) -- net                            $        (56)  $      9,502   $     16,072   $        (13)  $      7,512
Net realized gain (loss) on sales of investments                      3           (943)         2,843              1           (131)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       547        (18,109)       (37,855)            80        (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         494         (9,550)       (18,940)            68        (11,010)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,434        241,375        271,565          2,005         71,924
Net transfers(1)                                                 22,757        262,230        527,788          5,204        285,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (94)       (57,635)       (18,789)           (94)       (34,903)
    Death benefits                                                   --         (1,436)            --             --        (17,724)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,097        444,534        780,564          7,115        305,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        170,012        694,955             --        433,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     32,591   $    604,996   $  1,456,579   $      7,183   $    727,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        119,378        488,420             --        325,305
Contract purchase payments                                       10,110        165,705        188,260          2,124         51,754
Net transfers(1)                                                 24,889        174,674        351,829          5,682        203,060
Contract terminations:
    Surrender benefits and contract charges                        (101)       (37,663)       (13,067)          (100)       (25,006)
    Death benefits                                                   --           (911)            --             --        (13,262)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,898        421,183      1,015,442          7,706        541,851
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WRES4           WRES3          SRES1         WRES2           USMC1
OPERATIONS
Investment income (loss) -- net                            $      9,032   $      5,749   $     20,352   $        (91)  $     (2,049)
Net realized gain (loss) on sales of investments                  3,069         (7,284)       (31,066)            17         (6,529)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (22,362)       (50,339)       (86,070)           404        (72,966)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (10,261)       (51,874)       (96,784)           330        (81,544)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       58,501        188,693         61,831          6,840        130,742
Net transfers(1)                                                352,745        810,870        806,851         51,758         68,506
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,684)       (68,414)      (350,888)           (50)        (3,488)
    Death benefits                                                   --         (1,465)       (20,578)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  393,562        929,684        497,216         58,548        195,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 468,633        291,241        958,744         13,879        235,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    851,934   $  1,169,051   $  1,359,176   $     72,757   $    349,634
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          372,972        231,909        684,807         11,085        311,929
Contract purchase payments                                       44,942        144,569         42,054          5,594        233,409
Net transfers(1)                                                269,537        602,432        495,914         41,226        116,838
Contract terminations:
    Surrender benefits and contract charges                     (13,730)       (52,037)      (242,227)           (41)        (5,934)
    Death benefits                                                   --         (1,164)       (14,036)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                673,721        925,709        966,512         57,864        656,242
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  110

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC2           WSMC7          PSMC1         USMC4           WSMC5
OPERATIONS
Investment income (loss) -- net                            $    (15,873)  $    (11,448)  $    (31,124)  $    (33,347)  $     (4,077)
Net realized gain (loss) on sales of investments                (58,673)       (96,689)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (571,645)      (352,145)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (646,191)      (460,282)    (1,148,228)    (1,346,837)      (144,118)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      686,045        215,530        709,490        698,860         49,329
Net transfers(1)                                                559,096         87,170        939,236       (104,697)        82,845
Annuity payments                                                     --             --         (1,452)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,452)       (80,697)       (85,480)      (169,659)        (2,096)
    Death benefits                                                   --             --        (36,964)            --         (7,858)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,180,689        222,003      1,524,830        424,504        122,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,630,211      1,325,806      2,884,175      3,513,959        366,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,164,709   $  1,087,527   $  3,260,777   $  2,591,626   $    344,147
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,164,774      2,416,038      2,844,121      4,682,976        723,446
Contract purchase payments                                    1,104,253        416,981        808,706      1,115,527        111,709
Net transfers(1)                                                909,365        157,503      1,079,907       (585,035)       159,005
Contract terminations:
    Surrender benefits and contract charges                    (104,433)      (177,226)      (117,740)      (304,605)        (5,560)
    Death benefits                                                   --             --        (40,808)            --        (21,401)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,073,959      2,813,296      4,574,186      4,908,863        967,199
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC4           WSMC3          WSMC8(6)        WSMC2         UVAS1(2)
OPERATIONS
Investment income (loss) -- net                            $    (19,835)  $    (13,384)  $         --   $     (2,068)  $        (24)
Net realized gain (loss) on sales of investments               (164,470)      (102,517)            (5)       (35,361)             6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)      (294,118)            --        (15,408)           201
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,578)      (410,019)            (5)       (52,837)           184
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,567         77,433             21          1,870          4,194
Net transfers(1)                                                270,529         (9,929)            --         18,483         15,181
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (94,297)       (39,366)           (16)       (11,647)          (353)
    Death benefits                                                   --        (20,952)            --        (13,952)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  299,799          7,186              5         (5,246)        19,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,818,769      1,311,681             --        175,174             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,470,990   $    908,848   $         --   $    117,091   $     19,206
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,329,865      2,596,508             --        347,835             --
Contract purchase payments                                      235,703        174,097             21          6,868          5,279
Net transfers(1)                                                479,373        (63,324)            --         51,347         19,176
Contract terminations:
    Surrender benefits and contract charges                    (212,597)       (98,125)           (21)       (26,387)          (439)
    Death benefits                                                   --        (47,902)            --        (48,268)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,832,344      2,561,254             --        331,395         24,016
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  111

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(2)       WVAS7(3)         PVAS1         UVAS4(2)      WVAS5(6)
OPERATIONS
Investment income (loss) -- net                            $       (284)  $       (143)  $       (185)  $       (132)  $       (162)
Net realized gain (loss) on sales of investments                   (639)        (3,282)          (452)          (172)          (804)
Distributions from capital gains                                      1            412            366              1            529
Net change in unrealized appreciation or
  depreciation of investments                                     2,055            (24)        (2,315)           457         (2,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,133         (3,037)        (2,586)           154         (3,258)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,119         23,955         31,417         21,338         24,182
Net transfers(1)                                                 36,624         26,211         29,335         27,453         28,081
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (48)          (139)          (467)           (52)          (546)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,695         50,027         60,285         48,739         51,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          2,916             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    101,828   $     46,990   $     60,615   $     48,893   $     48,459
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          2,015             --             --
Contract purchase payments                                       80,922         32,408         23,767         26,232         23,922
Net transfers(1)                                                 46,554         26,893         21,317         35,133         31,891
Contract terminations:
    Surrender benefits and contract charges                         (60)          (177)          (313)           (66)          (632)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,416         59,124         46,786         61,299         55,181
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS4(3)      WVAS3(6)       WVAS8(6)       WVAS2(3)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (371)  $       (191)  $        (73)  $        (11)  $       (906)
Net realized gain (loss) on sales of investments                   (503)          (638)       (14,162)             1        (16,102)
Distributions from capital gains                                    609             46            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (5,542)         1,342             --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,807)           559        (13,236)            25        (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,700         17,156         43,545            171        528,402
Net transfers(1)                                                 62,776         35,781        (30,291)         3,172        242,675
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,831)           (36)           (18)          (135)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,645         52,901         13,236          3,208        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     75,838   $     53,460   $         --   $      3,233   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         61,488
Contract purchase payments                                       27,144         19,465         39,874            172        483,766
Net transfers(1)                                                 72,835         41,508        (39,853)         4,082        232,460
Contract terminations:
    Surrender benefits and contract charges                      (4,303)           (42)           (21)          (172)       (24,863)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 95,676         60,931             --          4,082        752,851
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  112

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2           WMSS7          PMSS1         UMSS4           EMU
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (2,438)  $     (5,445)  $    (17,851)  $     (3,952)
Net realized gain (loss) on sales of investments                (18,132)        (7,995)       (22,250)       (56,460)       (53,580)
Distributions from capital gains                                 85,962         19,409         32,309         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (136,508)      (251,255)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)      (127,532)      (246,641)      (693,080)      (152,631)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,069        139,820      1,199,517      2,756,558        220,117
Net transfers(1)                                              2,277,486        308,022      1,338,860      2,783,378        367,398
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (18,121)       (31,289)       (78,543)       (69,009)
    Death benefits                                              (19,498)        (1,230)       (20,934)        (5,777)        (3,193)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840        428,491      2,486,154      5,455,616        515,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        648,734        307,457      1,584,855        673,880
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $    949,693   $  2,546,970   $  6,347,391   $  1,036,562
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        520,959        251,581      1,373,613        546,335
Contract purchase payments                                    2,428,846        112,367      1,017,354      2,482,792        188,072
Net transfers(1)                                              2,077,583        258,926      1,171,066      2,550,072        292,629
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (15,895)       (29,926)       (74,095)       (57,595)
    Death benefits                                              (18,568)        (1,027)       (16,993)        (5,803)        (3,048)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829        875,330      2,393,082      6,326,579        966,393
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          UINT1
OPERATIONS
Investment income (loss) -- net                            $     (5,894)  $     (4,192)  $     (2,214)  $       (727)  $      1,265
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)       (13,624)
Distributions from capital gains                                 22,990         20,338         35,212          1,378             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (53,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (154,077)      (140,064)      (258,526)       (11,140)       (66,319)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      197,266        316,012        181,458          1,322        139,939
Net transfers(1)                                                383,581        582,270        511,276         87,148         13,138
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,314)       (50,699)      (239,302)          (242)       (11,301)
    Death benefits                                               (6,081)        (4,030)       (37,229)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  531,452        843,553        416,203         88,228        141,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 811,937        380,068        593,143         47,990        274,624
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    350,081
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          691,209        324,208        472,993         41,027        324,353
Contract purchase payments                                      177,064        281,064        150,076          1,447        186,207
Net transfers(1)                                                342,848        508,909        302,264         80,980         16,396
Contract terminations:
    Surrender benefits and contract charges                     (40,191)       (47,411)      (202,035)          (227)       (14,160)
    Death benefits                                               (5,990)        (3,931)       (32,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,164,940      1,062,839        690,469        123,227        512,796
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  113

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UINT2           UINT3         UINT4         WINT5(6)        WINT3(6)
OPERATIONS
Investment income (loss) -- net                            $      6,586   $      2,196   $     10,097   $      3,528   $        (27)
Net realized gain (loss) on sales of investments                (44,377)        (8,311)      (149,746)       (59,609)        31,613
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (253,827)      (120,222)      (268,932)       (30,417)            41
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (291,618)      (126,337)      (408,581)       (86,498)        31,627
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      449,788        176,711        798,508          7,718         39,057
Net transfers(1)                                                533,775        121,591          5,636        372,022         (6,481)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (39,939)       (17,796)      (117,449)       (52,974)          (193)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  943,624        280,506        686,695        326,766         32,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 749,772        433,473      1,327,193             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,401,778   $    587,642   $  1,605,307   $    240,268   $     64,010
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          887,194        514,024      1,576,124             --             --
Contract purchase payments                                      554,162        220,423        961,450          7,301         44,496
Net transfers(1)                                                668,731        158,302        (12,961)       338,342         32,186
Contract terminations:
    Surrender benefits and contract charges                     (51,528)       (26,375)      (151,774)       (59,162)          (203)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,058,559        866,374      2,372,839        286,481         76,479
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WINT8(6)        UGRS1          UGRS2         UGRS3           UGRS4
OPERATIONS
Investment income (loss) -- net                            $      9,485   $     (2,115)  $    (18,858)  $     (5,457)  $    (19,378)
Net realized gain (loss) on sales of investments               (124,459)        (5,687)       (56,490)       (11,201)       (58,795)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (51,137)       (62,137)      (528,545)      (134,536)      (425,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (166,111)       (69,939)      (603,893)      (151,194)      (503,813)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,250         14,601        416,549         67,992        361,891
Net transfers(1)                                                592,920         45,745        221,564         82,861        251,962
Annuity payments                                                     --             --             --           (386)            --
Contract terminations:
    Surrender benefits and contract charges                    (125,213)        (7,433)       (65,861)       (27,228)       (31,165)
    Death benefits                                              (32,755)            --             --             --        (14,442)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  442,202         52,913        572,252        123,239        568,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        229,711      1,610,448        468,790      1,351,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    276,091   $    212,685   $  1,578,807   $    440,835   $  1,416,100
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        325,776      2,287,766        662,411      1,927,955
Contract purchase payments                                        8,093         24,066        647,842        108,995        592,417
Net transfers(1)                                                494,622         84,547        314,047        151,596        396,263
Contract terminations:
    Surrender benefits and contract charges                    (138,995)       (12,921)      (112,612)       (48,067)       (54,966)
    Death benefits                                              (33,563)            --             --             --        (29,572)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                330,157        421,468      3,137,043        874,935      2,832,097
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  114

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDS1          UNDS2          PSND1          UNDS4         WSND5(6)
OPERATIONS
Investment income (loss) -- net                            $       (985)  $     (3,764)  $     (3,170)  $     (7,101)  $        (46)
Net realized gain (loss) on sales of investments                 (3,088)       (17,139)       (14,770)       (44,182)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,952)      (118,154)       (88,069)      (173,855)        (1,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,025)      (139,057)      (106,009)      (225,138)        (1,274)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,516        138,363         86,103        279,223         16,118
Net transfers(1)                                                 21,897         74,889         42,155         69,711             --
Annuity payments                                                     --             --           (429)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,415)       (11,035)        (5,357)       (24,876)           (16)
    Death benefits                                                   --             --        (14,548)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   35,998        202,217        107,924        324,058         16,102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 108,643        299,578        258,449        428,041             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    105,616   $    362,738   $    260,364   $    526,961   $     14,828
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,771        316,914        293,016        454,426             --
Contract purchase payments                                       30,429        180,119        119,137        335,279         20,228
Net transfers(1)                                                 29,525         87,603         55,066         78,681             --
Contract terminations:
    Surrender benefits and contract charges                      (9,496)       (15,737)        (7,726)       (36,574)           (21)
    Death benefits                                                   --             --        (18,183)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                165,229        568,899        441,310        831,812         20,207
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSND3(6)      WSND8(6)         UTRS1          UTRS2           PSTR1
OPERATIONS
Investment income (loss) -- net                            $        (26)  $         --   $      4,696   $     21,285   $      5,329
Net realized gain (loss) on sales of investments                     13             (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                       (17)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (30)            (6)       (61,227)      (471,147)      (246,436)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,349             21        264,869      2,783,504      1,416,055
Net transfers(1)                                                    528             --        663,963      2,068,268      1,186,243
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (31)           (15)       (43,249)      (237,649)      (143,608)
    Death benefits                                                   --             --        (59,370)            --       (292,816)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,846              6        826,213      4,614,123      2,165,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        875,489      3,794,238      1,953,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,816   $         --   $  1,640,475   $  7,937,214   $  3,872,591
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        792,426      3,439,804      1,861,342
Contract purchase payments                                        8,633             21        256,297      2,564,696      1,362,473
Net transfers(1)                                                    705             --        631,613      1,905,869      1,170,795
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)       (42,205)      (223,735)      (146,056)
    Death benefits                                                   --             --        (53,466)            --       (299,941)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,296             --      1,584,665      7,686,634      3,948,613
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  115

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS4        WSTR5(6)       WSTR3(6)       WSTR8(6)       USUT1(2)
OPERATIONS
Investment income (loss) -- net                            $      7,368   $         (6)  $       (104)  $        (18)  $         --
Net realized gain (loss) on sales of investments                (65,218)            --             --              1              1
Distributions from capital gains                                 78,991             --              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            20             94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (518,089)           (14)           (83)            77              8
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,039,699         10,151          2,772          5,074             60
Net transfers(1)                                              2,676,393             --         21,059             --            313
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (166,346)           (20)           (39)           (19)           (52)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,549,746         10,131         23,792          5,055            321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,838,689             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,870,346   $     10,117   $     23,709   $      5,132   $        329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,493,459             --             --             --             --
Contract purchase payments                                    2,824,389         10,933          2,881          5,564             60
Net transfers(1)                                              2,486,331             --         22,749             --            376
Contract terminations:
    Surrender benefits and contract charges                    (157,956)           (21)           (42)           (21)           (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,646,223         10,912         25,588          5,543            376
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(2)        PSUT1         USUT4(2)       WSUT5(6)       WSUT3(6)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $      1,098   $         (9)  $        (35)  $        (14)
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)           152
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         323        (26,917)           200           (317)           139
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           60          3,006             61          5,032          8,316
Net transfers(1)                                                 19,467         49,370          4,431             33             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)          (788)           (52)           (18)           (36)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,475         51,588          4,440          5,047          8,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         94,753             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,798   $    119,424   $      4,640   $      4,730   $      8,419
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        126,281             --             --             --
Contract purchase payments                                           60          4,710             60          5,538          9,943
Net transfers(1)                                                 22,636         79,495          5,315             40             --
Contract terminations:
    Surrender benefits and contract charges                         (60)        (1,401)           (60)           (21)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,636        209,085          5,315          5,557          9,901
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  116

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT8(6)       UOCA1(2)       UOCA2(2)       UOCA3(2)       UOCA4(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (9)  $       (323)  $       (123)  $       (393)
Net realized gain (loss) on sales of investments                     (4)            (2)            44           (198)            14
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (143)         1,936         (1,234)         1,569
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)          (154)         1,657         (1,555)         1,190
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22          3,109         84,838         20,481         55,893
Net transfers(1)                                                     --          4,058         25,781         11,584         70,604
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (79)        (1,610)          (126)          (315)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4          7,088        109,009         31,939        126,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      6,934   $    110,666   $     30,384   $    127,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21          3,965        110,706         24,700         72,682
Net transfers(1)                                                     --          4,976         32,503         14,264         90,528
Contract terminations:
    Surrender benefits and contract charges                         (21)          (101)        (2,008)          (162)          (395)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          8,840        141,201         38,802        162,815
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOCA5(5)       WOCA3(5)       WOCA8(5)       UOGS1(2)       UOGS2(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (17)  $         (1)  $        (29)  $       (155)
Net realized gain (loss) on sales of investments                      1              5              2             (1)          (167)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92             --           (532)        (4,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1             80              1           (562)        (4,360)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          172          4,110            134         19,213         63,562
Net transfers(1)                                                     43             --             --            444         35,462
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (174)          (174)          (135)           (46)           (46)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       41          3,936             (1)        19,611         98,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         42   $      4,016   $         --   $     19,049   $     94,618
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          181          4,338            141         24,307         78,142
Net transfers(1)                                                     43             --             --            570         45,232
Contract terminations:
    Surrender benefits and contract charges                        (181)          (181)          (141)           (61)           (61)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     43          4,157             --         24,816        123,313
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  117

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(3)       WOGS6(3)       UOGS4(2)       WOGS5(3)       WOGS4(3)
OPERATIONS
Investment income (loss) -- net                            $        (90)  $       (473)  $       (129)  $        (28)  $         (9)
Net realized gain (loss) on sales of investments                    (54)          (340)          (495)          (174)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)       (13,091)        (2,130)          (106)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,072)       (13,904)        (2,754)          (308)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171          4,371         38,587            214            173
Net transfers(1)                                                 13,404        158,939          7,200          9,573          5,037
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (132)        (2,588)           (66)          (164)          (133)
    Death benefits                                                   --           (173)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,443        160,549         45,721          9,623          5,077
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,371   $    146,645   $     42,967   $      9,315   $      4,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          171          5,605         47,014            214            173
Net transfers(1)                                                 13,410        187,541          9,169         12,062          6,392
Contract terminations:
    Surrender benefits and contract charges                        (171)        (3,207)           (85)          (214)          (173)
    Death benefits                                                   --           (237)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,410        189,702         56,098         12,062          6,392
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOGS3(3)      WOGS8(5)       WOGS2(3)       UOHI1(2)       UOHI2(2)
OPERATIONS
Investment income (loss) -- net                            $       (392)  $         (5)  $         (2)  $        (53)  $       (232)
Net realized gain (loss) on sales of investments                    (41)            (2)           (39)           (86)          (165)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,147)          (114)            --            388          2,265
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,580)          (121)           (41)           249          1,868
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,964          8,204            172         10,538        108,120
Net transfers(1)                                                 57,230             --             --          6,947         21,049
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (166)          (129)          (131)           (96)          (277)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,028          8,075             41         17,389        128,892
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,448   $      7,954   $         --   $     17,638   $    130,760
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       14,443          8,737            171         11,091        113,966
Net transfers(1)                                                 64,102             --             --          7,373         22,541
Contract terminations:
    Surrender benefits and contract charges                        (216)          (140)          (171)          (100)          (288)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 78,329          8,597             --         18,364        136,219
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  118

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI3(2)       UOHI4(2)       UOSM1(2)       UOSM2(2)       UOSM3(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (132)  $        (60)  $       (254)  $       (122)
Net realized gain (loss) on sales of investments                     --             27            (85)          (108)           (21)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5          1,043         (1,469)        (1,371)        (1,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4            938         (1,614)        (1,733)        (1,554)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,999         63,929         27,585        103,407         48,156
Net transfers(1)                                                    355          7,932            407         57,082          5,193
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (153)          (103)           (80)          (503)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,201         71,758         27,912        159,986         53,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,205   $     72,696   $     26,298   $    158,253   $     51,666
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        4,163         67,450         32,457        129,268         58,773
Net transfers(1)                                                    381          8,506            742         70,650          6,446
Contract terminations:
    Surrender benefits and contract charges                        (160)          (108)          (101)          (619)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,384         75,848         33,098        199,299         65,056
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM4(2)       WOSM5(4)       WOSM3(4)       WOSM8(4)       USTB1(2)
OPERATIONS
Investment income (loss) -- net                            $       (184)  $         (7)  $        (11)  $         (7)  $        (52)
Net realized gain (loss) on sales of investments                    (68)            (1)          (110)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,934)           (45)           (27)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,186)           (53)          (148)          (192)           999
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,010          3,149          3,659         12,105         27,936
Net transfers(1)                                                 23,938            340            915              5         11,778
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (89)            --             --             --         (1,402)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,859          3,489          4,574         12,110         38,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     68,673   $      3,436   $      4,426   $     11,918   $     39,311
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       56,681          3,257          3,710         12,524         27,663
Net transfers(1)                                                 30,075            352            933              5         11,659
Contract terminations:
    Surrender benefits and contract charges                        (113)            --             --             --         (1,375)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 86,643          3,609          4,643         12,529         37,947
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  119

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(2)       WSTB7(3)       WSTB6(3)       USTB4(2)       WSTB5(3)
OPERATIONS
Investment income (loss) -- net                            $       (438)  $       (420)  $     (1,215)  $       (582)  $        (15)
Net realized gain (loss) on sales of investments                     15           (106)           (37)           189             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          4,203          9,431          6,034            228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,772          3,677          8,179          5,641            213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,871         98,288        123,071        135,873          7,295
Net transfers(1)                                                 99,196         12,245         89,747         12,140          3,095
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (229)          (176)        (2,200)          (958)          (220)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,838        110,357        210,618        147,055         10,170
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,610   $    114,034   $    218,797   $    152,696   $     10,383
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       62,246         98,452        124,232        136,548          7,224
Net transfers(1)                                                 98,895         12,245         90,111         12,118          3,066
Contract terminations:
    Surrender benefits and contract charges                        (225)          (171)        (2,206)          (958)          (214)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                160,916        110,526        212,137        147,708         10,076
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB4(3)       WSTB3(3)       WSTB8(5)       WSTB2(3)         UGIN1
OPERATIONS
Investment income (loss) -- net                            $       (462)  $       (477)  $         (1)  $         (2)  $      1,931
Net realized gain (loss) on sales of investments                     29             32              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     4,144          3,811             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,711          3,366              4              4        (44,359)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,264          1,981            141            171         35,088
Net transfers(1)                                                 65,109         71,568             --             --         72,382
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (975)        (1,334)          (145)          (175)       (10,829)
    Death benefits                                                   --             --             --             --        (36,033)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,398         72,215             (4)            (4)        60,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        284,555
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,109   $     75,581   $         --   $         --   $    300,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        287,498
Contract purchase payments                                       17,691          1,988            140            171         44,905
Net transfers(1)                                                 65,912         72,749             --             --         95,980
Contract terminations:
    Surrender benefits and contract charges                        (972)        (1,335)          (140)          (171)       (12,275)
    Death benefits                                                   --             --             --             --        (37,289)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 82,631         73,402             --             --        378,819
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  120

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIN2          PGIN1          UGIN4           EPG          WGIN3(6)
OPERATIONS
Investment income (loss) -- net                            $      4,391   $      1,557   $        (90)  $     12,322   $        (62)
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            93
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)         1,287
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (351,279)      (275,068)      (341,887)    (1,453,960)         1,318
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      476,645        259,527        486,540        191,471         15,083
Net transfers(1)                                                362,060        365,466        285,153       (152,377)         1,536
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,035)       (58,797)       (42,460)      (517,009)           (34)
    Death benefits                                                   --         (1,867)            --        (66,793)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  774,670        564,329        729,233       (544,708)        16,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,152,706        918,483      1,091,044      7,289,538             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $     17,903
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,166,067        963,282      1,108,568      6,280,095             --
Contract purchase payments                                      518,427        276,221        521,827        176,604         20,125
Net transfers(1)                                                377,691        416,472        300,598       (179,283)         1,888
Contract terminations:
    Surrender benefits and contract charges                     (71,596)       (71,011)       (51,626)      (504,699)           (42)
    Death benefits                                                   --         (1,940)            --        (66,372)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,990,589      1,583,024      1,879,367      5,706,345         21,971
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIN8(6)       UIGR1(2)       UIGR2(2)        WIGR7          PIGR1
OPERATIONS
Investment income (loss) -- net                            $         --   $        (58)  $       (666)  $     (8,360)  $    (16,600)
Net realized gain (loss) on sales of investments                     (5)          (168)          (500)      (145,045)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (727)           858       (341,764)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)          (953)          (308)      (495,169)      (832,845)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22         27,086        278,624        161,679        493,290
Net transfers(1)                                                     --            156         69,887         (3,612)      (151,461)
Annuity payments                                                     --             --             --             --         (1,800)
Contract terminations:
    Surrender benefits and contract charges                         (17)           (47)        (1,503)       (81,384)      (102,187)
    Death benefits                                                   --             --             --        (16,779)       (12,196)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5         27,195        347,008         59,904        225,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      2,549,943      4,269,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     26,242   $    346,700   $  2,114,678   $  3,662,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      3,906,060      4,730,889
Contract purchase payments                                           21         32,921        350,351        262,759        612,600
Net transfers(1)                                                     --            105         87,378        (18,571)      (200,488)
Contract terminations:
    Surrender benefits and contract charges                         (21)           (60)        (1,919)      (141,736)      (132,342)
    Death benefits                                                   --             --             --        (26,458)       (16,573)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         32,966        435,810      3,982,054      4,994,086
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  121

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR4(2)         EPL           WIGR4          WIGR3         WIGR8(6)
OPERATIONS
Investment income (loss) -- net                            $       (983)  $     (7,996)  $    (18,058)  $    (13,170)  $         (9)
Net realized gain (loss) on sales of investments                   (830)      (206,293)      (280,988)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,737       (102,127)      (364,995)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (76)      (316,416)      (664,041)      (340,112)          (160)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      364,747        147,834         73,080        112,628          5,870
Net transfers(1)                                                 67,101         62,726       (161,345)      (346,906)            17
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (72)      (107,087)      (189,005)      (111,868)           (18)
    Death benefits                                                   --        (37,057)        (8,466)       (49,021)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  431,776         66,416       (285,736)      (395,167)         5,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,651,442      3,578,970      2,370,620             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    431,700   $  1,401,442   $  2,629,193   $  1,635,341   $      5,709
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,775,441      6,093,986      4,039,987             --
Contract purchase payments                                      458,849        177,170        129,691        221,302          6,746
Net transfers(1)                                                 84,788         73,923       (337,759)      (519,154)            20
Contract terminations:
    Surrender benefits and contract charges                         (92)      (125,002)      (352,624)      (214,292)           (21)
    Death benefits                                                   --        (45,623)       (16,038)       (91,293)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                543,545      1,855,909      5,517,256      3,436,550          6,745
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR2        UPRE1(2)       UPRE2(2)       UPRE3(2)       UPRE4(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,212)  $         (1)  $        (86)  $         (2)  $        (17)
Net realized gain (loss) on sales of investments                (58,061)            (2)           (11)           (44)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)        (1,902)            --            150
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,517)           (13)        (1,999)           (46)           136
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --            100         43,626            240            208
Net transfers(1)                                                 12,227            430          5,055             --          5,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,251)           (81)          (266)          (194)           (81)
    Death benefits                                              (18,305)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (25,329)           449         48,415             46          5,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,111             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,265   $        436   $     46,416   $         --   $      5,377
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          729,923             --             --             --             --
Contract purchase payments                                           --            101         51,653            242            235
Net transfers(1)                                                 14,455            540          6,166             --          6,536
Contract terminations:
    Surrender benefits and contract charges                     (36,485)          (101)          (328)          (242)          (101)
    Death benefits                                              (42,386)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                665,507            540         57,491             --          6,670
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  122

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UVIS1          UVIS2          WVIS7          UVIS3          UVIS4
OPERATIONS
Investment income (loss) -- net                            $     (1,126)  $    (13,419)  $    (22,238)  $     (6,451)  $    (30,827)
Net realized gain (loss) on sales of investments                (38,629)      (130,306)      (389,585)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,919)      (342,955)      (323,984)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (52,674)      (486,680)      (735,807)      (203,590)      (776,506)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,537        106,129         77,736         13,955        200,723
Net transfers(1)                                                (33,884)        58,215        (18,381)        24,245     (2,245,234)
Annuity payments                                                     --             --             --           (172)            --
Contract terminations:
    Surrender benefits and contract charges                      (7,353)       (55,142)      (121,643)       (18,965)       (43,308)
    Death benefits                                                   --             --         (8,990)       (11,459)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (39,700)       109,202        (71,278)         7,604     (2,087,819)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 160,093      1,403,394      2,309,350        618,023      4,259,889
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     67,719   $  1,025,916   $  1,502,265   $    422,037   $  1,395,564
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          264,816      2,325,424      4,717,027      1,023,651      7,085,506
Contract purchase payments                                        3,652        197,245        166,702         26,859        402,751
Net transfers(1)                                                (89,520)        69,276        (84,110)        24,616     (4,006,126)
Contract terminations:
    Surrender benefits and contract charges                     (15,938)      (115,554)      (303,726)       (34,773)       (91,425)
    Death benefits                                                   --             --        (20,380)       (20,204)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                163,010      2,476,391      4,475,513      1,020,149      3,390,706
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  123

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPT          WVIS4          WVIS3         WVIS8(6)        WVIS2
OPERATIONS
Investment income (loss) -- net                            $     (8,680)  $    (33,462)  $    (25,975)  $         --   $     (4,230)
Net realized gain (loss) on sales of investments                (85,018)      (486,117)      (429,366)            (5)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,219)      (416,123)      (254,919)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (240,917)      (935,702)      (710,260)            (5)      (105,797)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,041         96,346         82,990             21             --
Net transfers(1)                                                 69,514       (212,598)      (115,708)            --         19,249
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,588)      (130,496)      (155,766)           (16)       (22,916)
    Death benefits                                               (6,172)        (4,868)       (23,211)            --        (12,144)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,795       (251,616)      (211,695)             5        (15,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 716,724      2,952,490      2,228,274             --        320,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    557,602   $  1,765,172   $  1,306,319   $         --   $    199,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          781,502      6,122,171      4,623,626             --        668,133
Contract purchase payments                                       66,697        224,491        213,200             21             --
Net transfers(1)                                                 91,652       (655,097)      (413,467)            --         43,518
Contract terminations:
    Surrender benefits and contract charges                     (42,417)      (323,622)      (396,366)           (21)       (62,850)
    Death benefits                                               (9,205)       (16,125)       (60,653)            --        (41,062)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                888,229      5,351,818      3,966,340             --        607,739
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  124

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  UCMG1          UCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $      6,363   $     23,105   $     13,308   $     33,757   $    220,673
Net realized gain (loss) on sale of investments                       2             (5)            (1)             2         (1,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)           (73)           (59)          (106)           605
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,348         23,027         13,248         33,653        220,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,505        414,634        538,610        858,103      2,036,753
Net transfers(1)                                                451,974      2,441,327      1,985,789      2,622,121      5,157,424
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (21,590)       (22,079)       (94,490)    (2,250,927)
    Death benefits                                                   --             --        (92,794)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,478      2,834,371      2,409,526      3,385,734      4,943,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  54,952             --            366        635,049      5,461,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    585,778   $  2,857,398   $  2,423,140   $  4,054,436   $ 10,625,240
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           53,407             --            350        618,285      4,421,199
Contract purchase payments                                       68,993        416,079        503,480        820,668      1,634,378
Net transfers(1)                                                431,923      2,433,405      1,854,182      2,508,422      4,127,361
Contract terminations:
   Surrender benefits and contract charges                           (1)       (21,393)       (20,569)       (89,957)    (1,774,260)
   Death benefits                                                    --             --        (87,359)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                554,322      2,828,091      2,250,084      3,857,418      8,408,678
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCMG2         SCMG1          PBND1           ESI           SBND2
OPERATIONS
Investment income (loss) -- net                            $     80,224   $    296,353   $      4,669   $    682,185   $     10,784
Net realized gain (loss) on sale of investments                      53             49            269       (129,959)           666
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)          (576)           398        249,511         (2,242)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      80,100        295,826          5,336        801,737          9,208
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,074,012      2,282,409             --        392,694         38,469
Net transfers(1)                                             (1,001,893)       449,362         21,723        135,621        245,358
Annuity payments                                                 (4,987)            --             --         (1,075)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,435)    (2,502,884)        (1,903)    (1,253,230)       (11,871)
    Death benefits                                             (173,380)      (396,463)            --       (110,742)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,483,317       (167,576)        19,820       (836,732)       271,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,679,660     11,833,617         85,549     13,157,333         65,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,243,077   $ 11,961,867   $    110,705   $ 13,122,338   $    346,782
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,612,928     11,510,757         81,583      9,498,099         63,589
Contract purchase payments                                    2,973,969      2,233,625             --        276,188         35,644
Net transfers(1)                                               (971,035)       460,986         19,467         98,081        228,539
Contract terminations:
    Surrender benefits and contract charges                    (467,761)    (2,394,165)        (1,756)      (872,057)       (10,903)
    Death benefits                                             (168,601)      (412,026)            --        (77,062)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,979,500     11,399,177         99,294      8,923,249        316,869
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  125

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SBND1         WDEI7          PDEI1          WDEI5          WDEI4
OPERATIONS
Investment income (loss) -- net                            $     92,648   $        (31)  $       (487)  $        (41)  $       (234)
Net realized gain (loss) on sales of investments                  2,125         (1,541)        30,923           (184)          (677)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,724)         8,652            870          1,747          3,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,049          7,080         31,306          1,522          2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,721         65,624        139,247         30,207        176,364
Net transfers(1)                                                751,120        289,085        407,388         85,446        249,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,267)          (686)      (477,380)          (316)        (1,113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,574        354,023         69,255        115,337        424,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 710,040        106,006        243,860          7,939         67,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,490,663   $    467,109   $    344,421   $    124,798   $    495,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          687,876         97,971        244,084          7,350         62,827
Contract purchase payments                                       42,929         60,118        142,415         28,086        162,710
Net transfers(1)                                                723,511        270,318        406,604         79,571        230,850
Contract terminations:
    Surrender benefits and contract charges                     (91,379)          (626)      (451,275)          (296)        (1,042)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,362,937        427,781        341,828        114,711        455,345
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI3         SDEI1          WDEI2           EVG           SGRO2
OPERATIONS
Investment income (loss) -- net                            $       (274)  $       (659)  $        (59)  $     (3,076)  $     (1,035)
Net realized gain (loss) on sales of investments                 (1,815)       (49,930)            27       (103,765)       (26,333)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,989)         4,363          1,811        (24,198)         4,020
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,078)       (46,226)         1,779       (131,039)       (23,348)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,764             --         22,454         23,925          1,212
Net transfers(1)                                                189,921        413,382         10,324         80,977        (91,217)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (86,621)       (18,000)          (770)        (6,803)           (11)
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  177,064        386,649         32,008         98,099        (90,016)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,298         55,691          3,168        147,547        155,070
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    242,284   $    396,114   $     36,955   $    114,607   $     41,706
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,033         51,889          2,939        200,212        210,583
Contract purchase payments                                       68,149             --         22,614         35,989          2,588
Net transfers(1)                                                167,393        340,376          9,288          4,503       (129,863)
Contract terminations:
    Surrender benefits and contract charges                     (78,491)       (16,402)          (719)       (12,293)           (22)
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                223,084        367,200         34,122        228,411         83,286
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  126

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SGRO1          UNDM1          UNDM2         WNDM7          PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (5,368)  $        (39)  $        (85)  $    (10,079)  $    (26,453)
Net realized gain (loss) on sales of investments                (58,019)           (39)           (58)       (66,094)      (102,902)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,898)          (193)         1,623       (125,799)      (331,473)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (140,285)          (271)         1,480       (201,972)      (460,828)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,107          9,189            713        267,932        607,529
Net transfers(1)                                                 19,831          6,296         59,116        232,888      1,266,355
Annuity payments                                                     --             --             --             --         (7,793)
Contract terminations:
    Surrender benefits and contract charges                     (24,980)            (1)            --       (140,835)      (459,875)
    Death benefits                                                   --             --             --         (8,943)        (9,657)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,042)        15,484         59,829        351,042      1,396,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,112             --             --        895,717      2,069,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    285,785   $     15,213   $     61,309   $  1,044,787   $  3,005,185
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,033             --             --      1,037,539      1,936,840
Contract purchase payments                                        5,105         11,414            899        350,609        687,507
Net transfers(1)                                                 27,569          8,673         80,015        296,238      1,355,496
Contract terminations:
    Surrender benefits and contract charges                     (41,107)            (1)            --       (201,169)      (490,439)
    Death benefits                                                   --             --             --        (11,894)       (11,149)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                545,600         20,086         80,914      1,471,323      3,478,255
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM4           EGD           WNDM4          WNDM3          SNDM1
OPERATIONS
Investment income (loss) -- net                            $       (967)  $    (60,329)  $    (12,491)  $    (24,796)  $    (25,952)
Net realized gain (loss) on sales of investments                 (1,441)      (126,943)       (42,359)       (52,009)      (127,964)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,092)      (844,510)      (132,233)      (288,903)      (245,647)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,500)    (1,031,782)      (187,083)      (365,708)      (399,563)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,573        412,497        374,912        140,640        182,483
Net transfers(1)                                                 87,563        641,651        369,373        669,355        220,415
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,880)      (362,349)       (20,973)       (59,517)       (88,535)
    Death benefits                                                   --        (25,717)            --         (8,722)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  127,256        666,082        723,312        741,756        314,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  29,559      5,736,038        747,769      1,834,324      2,224,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    145,315   $  5,370,338   $  1,283,998   $  2,210,372   $  2,139,128
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           32,247      3,716,997        867,899      2,129,881      2,468,296
Contract purchase payments                                       49,438        308,358        490,805        178,323        224,502
Net transfers(1)                                                111,546        509,304        486,770        914,269        323,253
Contract terminations:
    Surrender benefits and contract charges                        (103)      (277,964)       (30,000)       (81,940)      (120,045)
    Death benefits                                                   --        (19,996)            --        (12,561)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                193,128      4,236,699      1,815,474      3,127,972      2,896,006
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  127

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WNDM2          USPF1          USPF2          USPF3          USPF4
OPERATIONS
Investment income (loss) -- net                            $     (6,364)  $         58   $        270   $       (658)  $     (1,308)
Net realized gain (loss) on sales of investments                 (3,487)        (5,643)        (2,131)        (5,048)        (6,103)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (79,605)           340         22,236         (7,750)         6,924
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (89,456)        (5,245)        20,375        (13,456)          (487)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       70,399         10,507        713,311        250,773        475,622
Net transfers(1)                                                104,692         80,044        516,221        391,348        827,156
Annuity payments                                                     --             --             --           (617)            --
Contract terminations:
    Surrender benefits and contract charges                      (7,533)        (2,364)        (1,031)        (1,909)        (5,239)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  167,558         88,187      1,228,501        639,595      1,297,539
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 415,735          6,694          2,213         31,069        101,329
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    493,837   $     89,636   $  1,251,089   $    657,208   $  1,398,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          483,327          7,249          2,398         33,691        109,935
Contract purchase payments                                       98,231         12,134        911,484        305,222        617,740
Net transfers(1)                                                128,490         95,975        655,013        488,451      1,034,977
Contract terminations:
    Surrender benefits and contract charges                      (9,290)        (3,442)        (1,458)       (10,474)        (6,253)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                700,758        111,916      1,567,437        816,890      1,756,399
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF1          UFIF2          WFDI7          UFIF3          UFIF4
OPERATIONS
Investment income (loss) -- net                            $        515   $     29,600   $     18,856   $     10,110   $     18,650
Net realized gain (loss) on sales of investments                    217            189          1,685            177            286
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (36)        (3,138)         2,655           (258)          (258)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         696         26,651         23,196         10,029         18,678
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,698      2,012,813        418,835        562,396        763,512
Net transfers(1)                                                 16,452        721,934        368,668        304,914        680,896
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (33,345)       (43,159)        (2,355)       (29,266)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,149      2,701,402        744,344        864,955      1,415,142
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         25,713        133,563         15,626         35,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     32,845   $  2,753,766   $    901,103   $    890,610   $  1,469,443
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         24,512        125,358         14,725         33,594
Contract purchase payments                                       14,456      1,843,436        383,969        508,795        693,532
Net transfers(1)                                                 15,082        657,659        334,197        277,596        619,878
Contract terminations:
    Surrender benefits and contract charges                          (1)       (30,290)       (38,751)        (2,124)       (26,462)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,537      2,495,317        804,773        798,992      1,320,542
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  128

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WFDI5          WFDI4          WFDI3          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $      2,151   $     29,786   $     32,164   $      7,462   $     15,261
Net realized gain (loss) on sales of investments                     59          2,971          9,887          1,120            803
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (39)         5,514            (32)          (668)         5,156
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,171         38,271         42,019          7,914         21,220
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,403        351,063        663,020         70,261         86,332
Net transfers(1)                                                    184        913,344        803,444        389,493        215,719
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (346)       (21,361)       (24,657)       (23,014)       (19,988)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   86,241      1,243,046      1,441,807        436,740        282,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  41,492        345,285        285,958         25,835        347,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    129,904   $  1,626,602   $  1,769,784   $    470,489   $    651,237
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           39,245        327,830        272,285         24,341        330,870
Contract purchase payments                                       78,011        324,316        616,012         64,667         78,875
Net transfers(1)                                                    229        840,710        742,853        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                        (312)       (19,604)       (22,625)       (20,809)       (18,175)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                117,173      1,473,252      1,608,525        423,532        591,918
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP1          UGIP2          UGIP3          UGIP4          UPRG1
OPERATIONS
Investment income (loss) -- net                            $     (1,420)  $     (8,974)  $     (7,370)  $    (17,462)  $     (2,639)
Net realized gain (loss) on sales of investments                 (4,711)        (3,706)         4,400          1,181        (10,945)
Distributions from capital gains                                 11,803         31,868         30,507         63,243         12,516
Net change in unrealized appreciation or
  depreciation of investments                                   (19,696)        (3,692)       (45,536)       (80,924)       (30,139)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (14,024)        15,496        (17,999)       (33,962)       (31,207)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,556      1,747,537        458,299      1,719,362        183,888
Net transfers(1)                                                490,750      1,660,648      1,442,849      2,582,443        307,876
Annuity payments                                                     --             --           (662)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,406)       (17,918)        (5,498)       (19,704)       (13,189)
    Death benefits                                                   --             --         (9,495)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  601,900      3,390,267      1,885,493      4,282,101        478,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  30,068         63,048        207,385        283,215         37,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    617,944   $  3,468,811   $  2,074,879   $  4,531,354   $    484,925
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           30,898         64,843        213,427        291,617         47,151
Contract purchase payments                                      123,116      1,838,249        466,484      1,764,737        261,198
Net transfers(1)                                                499,688      1,716,320      1,494,953      2,684,016        453,760
Contract terminations:
    Surrender benefits and contract charges                     (13,382)       (18,656)       (12,933)       (18,401)       (21,216)
    Death benefits                                                   --             --        (10,130)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                640,320      3,600,756      2,151,801      4,721,969        740,893
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  129

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UPRG2          UPRG3          UPRG4           EPP           SPGR2
OPERATIONS
Investment income (loss) -- net                            $    (15,296)  $     (9,623)  $    (28,785)  $    (35,801)  $    (22,457)
Net realized gain (loss) on sales of investments                (56,289)       (27,273)       (45,857)      (654,703)      (345,295)
Distributions from capital gains                                 78,187         39,199        107,952        163,708         81,705
Net change in unrealized appreciation or
  depreciation of investments                                  (225,949)      (114,420)      (322,924)      (183,026)      (130,281)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (219,347)      (112,117)      (289,614)      (709,822)      (416,328)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,008,847        157,855      1,263,458        238,420        308,412
Net transfers(1)                                              1,212,475        895,426      2,294,705       (588,767)       287,709
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (44,283)        (4,991)       (45,827)      (108,515)      (124,882)
    Death benefits                                                   --         (8,714)            --        (57,462)       (13,575)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,177,039      1,039,576      3,512,336       (516,324)       457,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 350,148        340,311        558,921      3,247,299      1,515,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,307,840   $  1,267,770   $  3,781,643   $  2,021,153   $  1,556,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          437,601        425,680        699,537      3,368,268      1,898,786
Contract purchase payments                                    1,439,428        235,669      1,827,261        255,607        410,753
Net transfers(1)                                              1,721,277      1,303,540      3,348,164       (858,348)       292,706
Contract terminations:
    Surrender benefits and contract charges                     (67,371)        (7,238)       (66,584)      (126,789)      (183,717)
    Death benefits                                                   --        (13,514)            --        (64,798)       (21,100)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,530,935      1,944,137      5,808,378      2,573,940      2,397,428
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
OPERATIONS
Investment income (loss) -- net                            $   (100,750)  $     (1,202)  $     (5,216)  $     (3,881)  $    (10,157)
Net realized gain (loss) on sales of investments             (1,577,020)       (11,254)       (19,539)       (39,778)       (30,475)
Distributions from capital gains                                379,405          9,092         43,864         28,351         64,851
Net change in unrealized appreciation or
  depreciation of investments                                  (431,950)       (23,626)      (117,149)       (73,364)      (210,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,730,315)       (26,990)       (98,040)       (88,672)      (186,721)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        121,241        225,007         37,757        380,454
Net transfers(1)                                               (480,453)        63,114        449,913        269,095        634,868
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (446,490)        (1,565)       (17,863)        (6,099)        (5,700)
    Death benefits                                             (127,781)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,054,724)       182,790        657,057        300,753      1,009,622
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,012,398         30,597        149,857        192,270        316,865
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,227,359   $    186,397   $    708,874   $    404,351   $  1,139,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,297,787         44,108        216,059        277,449        456,291
Contract purchase payments                                           --        209,427        429,157         61,650        656,452
Net transfers(1)                                             (1,034,152)       113,615        774,951        464,353      1,134,580
Contract terminations:
    Surrender benefits and contract charges                    (617,256)        (3,175)       (33,371)       (10,826)       (10,670)
    Death benefits                                             (180,081)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,466,298        363,975      1,386,796        792,626      2,236,653
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  130

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     ETC            STEC2          STEC1         WMDC7(2)       WMDC6(2)
OPERATIONS
Investment income (loss) -- net                            $    (26,612)  $    (19,557)  $    (76,550)  $     (1,533)  $     (1,260)
Net realized gain (loss) on sales of investments               (697,884)      (567,903)    (3,882,157)        (1,544)           (54)
Distributions from capital gains                                166,708        115,842        510,506             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (181,738)       (43,102)     1,201,985         31,681         24,021
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (739,526)      (514,720)    (2,246,216)        28,604         22,707
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,650        169,439        327,797        535,429        212,955
Net transfers(1)                                               (110,570)      (277,188)    (1,098,064)       147,123        320,479
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (75,761)      (130,284)      (339,398)          (545)          (403)
    Death benefits                                              (53,427)       (84,908)       (31,851)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (166,108)      (322,941)    (1,141,516)       682,007        533,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,460,271      1,869,688      6,644,044             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,554,637   $  1,032,027   $  3,256,312   $    710,611   $    555,738
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,278,134      2,881,824      9,542,504             --             --
Contract purchase payments                                       65,728        291,936        488,395        523,464        208,795
Net transfers(1)                                               (243,259)      (618,202)    (2,960,242)       144,505        313,727
Contract terminations:
    Surrender benefits and contract charges                     (85,006)      (254,379)      (636,281)          (527)          (383)
    Death benefits                                              (57,415)      (136,114)       (54,848)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,958,182      2,165,065      6,379,528        667,442        522,139
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC5(2)       WMDC4(2)       WMDC3(2)       WMDC2(2)        WRES7
OPERATIONS
Investment income (loss) -- net                            $       (338)  $     (1,843)  $       (670)  $        (10)  $      1,748
Net realized gain (loss) on sales of investments                      5         (3,637)            (1)           (17)            52
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,530         17,076          7,859            276          4,414
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197         11,596          7,188            249          6,214
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407        191,437          6,477          4,515        111,485
Net transfers(1)                                                 26,222        187,311        151,981          3,551         21,521
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (64)          (305)            --         (1,324)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,629        378,684        158,153          8,066        131,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         32,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826   $    390,280   $    165,341   $      8,315   $    170,012
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         24,036
Contract purchase payments                                       68,115        186,436          6,285          4,383         81,752
Net transfers(1)                                                 25,828        180,921        149,724          3,456         14,541
Contract terminations:
    Surrender benefits and contract charges                          --            (63)          (300)            --           (951)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943        367,294        155,709          7,839        119,378
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  131

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WRES6          ERE            WRES4          WRES3          SRES1
OPERATIONS
Investment income (loss) -- net                            $      8,292   $     12,833   $      6,604   $      3,937   $     24,115
Net realized gain (loss) on sales of investments                    536          6,672           (132)         2,116        (40,498)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,872            615         14,775          9,995         43,062
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,700         20,120         21,247         16,048         26,679
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      386,274         93,948        212,439         82,186        364,306
Net transfers(1)                                                 90,510         95,493        150,659        127,695        455,830
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,266)       (20,692)          (854)       (34,784)      (242,169)
    Death benefits                                                   --         (8,847)            --         (8,565)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  474,518        159,902        362,244        166,532        577,967
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 192,737        253,695         85,142        108,661        354,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    694,955   $    433,717   $    468,633   $    291,241   $    958,744
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          144,333        202,243         72,123         91,949        268,500
Contract purchase payments                                      279,345         73,976        176,092         67,964        272,939
Net transfers(1)                                                 66,425         71,904        125,456        107,742        331,156
Contract terminations:
    Surrender benefits and contract charges                      (1,683)       (15,778)          (699)       (28,417)      (187,788)
    Death benefits                                                   --         (7,040)            --         (7,329)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                488,420        325,305        372,972        231,909        684,807
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2          USMC1          USMC2          WSMC7          PSMC1
OPERATIONS
Investment income (loss) -- net                            $         78   $       (891)  $     (7,034)  $     (8,598)  $    (16,178)
Net realized gain (loss) on sales of investments                     75        (14,351)        (8,675)       (35,258)       (41,339)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       471          8,079        (29,021)      (108,807)       (94,204)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         624         (7,163)       (44,730)      (152,663)      (151,721)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,874         59,080        671,959        283,860        916,633
Net transfers(1)                                                  4,635        138,893        855,294        346,624      1,089,825
Annuity payments                                                     --             --             --             --         (1,996)
Contract terminations:
    Surrender benefits and contract charges                        (383)        (1,764)       (20,852)       (48,321)       (12,134)
    Death benefits                                                   --             --        (12,792)        (8,658)        (3,666)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,126        196,209      1,493,609        573,505      1,988,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,129         46,372        181,332        904,964      1,047,234
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,879   $    235,418   $  1,630,211   $  1,325,806   $  2,884,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,803         51,563        201,750      1,377,521        854,767
Contract purchase payments                                        5,647         72,243        903,416        520,533        929,167
Net transfers(1)                                                  3,945        190,494      1,105,999        628,252      1,076,833
Contract terminations:
    Surrender benefits and contract charges                        (310)        (2,371)       (28,896)       (94,385)       (12,748)
    Death benefits                                                   --             --        (17,495)       (15,883)        (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,085        311,929      2,164,774      2,416,038      2,844,121
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  132

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       USMC4          WSMC5          WSMC4          WSMC3          WSMC2
OPERATIONS
Investment income (loss) -- net                            $    (17,062)  $     (2,156)  $    (14,963)  $    (10,464)  $     (1,914)
Net realized gain (loss) on sales of investments                (14,544)        (4,649)       (22,404)        (5,345)        (8,426)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    41,562         (6,105)      (154,226)       (64,859)       (17,326)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,956        (12,910)      (191,593)       (80,668)       (27,666)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      870,195         69,391        325,344        465,779          2,308
Net transfers(1)                                              2,336,944        165,057        678,530        459,708         50,236
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,570)       (13,464)       (28,739)       (18,949)        (5,639)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,190,569        220,984        975,135        906,538         46,905
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 313,434        157,971      1,035,227        485,811        155,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,513,959   $    366,045   $  1,818,769   $  1,311,681   $    175,174
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          349,234        260,417      1,583,356        797,324        258,072
Contract purchase payments                                    1,153,884        139,317        590,071        928,813          5,314
Net transfers(1)                                              3,202,113        350,692      1,209,599        908,203         94,957
Contract terminations:
    Surrender benefits and contract charges                     (22,255)       (26,980)       (53,161)       (37,832)       (10,508)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,682,976        723,446      3,329,865      2,596,508        347,835
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PVAS1         UMSS1          UMSS2          WMSS7          PMSS1
OPERATIONS
Investment income (loss) -- net                            $        (12)  $        252   $     (1,746)  $      1,639   $       (201)
Net realized gain (loss) on sales of investments                   (199)        (1,148)           169         10,010         (1,040)
Distributions from capital gains                                     60          2,232          7,835         23,642          3,119
Net change in unrealized appreciation or
  depreciation of investments                                       215            417         30,138        (10,790)          (720)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          64          1,753         36,396         24,501          1,158
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,501         17,737        937,965         97,943        125,964
Net transfers(1)                                                     21         28,942        551,900        241,484        180,043
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (2)            (2)        (4,404)        (3,619)          (110)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,520         46,677      1,485,461        335,808        305,897
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     332         22,868          7,790        288,425            402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,916   $     71,298   $  1,529,647   $    648,734   $    307,457
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              258         20,898          7,156        245,054            347
Contract purchase payments                                        1,678         15,686        832,710         83,001        102,958
Net transfers(1)                                                     80         24,906        485,217        195,828        148,365
Contract terminations:
    Surrender benefits and contract charges                          (1)            (2)        (3,872)        (2,924)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,015         61,488      1,321,211        520,959        251,581
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  133

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UMSS4          EMU            WMSS4          WMSS3          SMSS1
OPERATIONS
Investment income (loss) -- net                            $       (745)  $      3,054   $       (142)  $      7,309   $     13,653
Net realized gain (loss) on sales of investments                 (6,598)        (6,759)        (3,804)       (10,406)      (122,294)
Distributions from capital gains                                 22,901         31,187         19,556         38,801         93,662
Net change in unrealized appreciation or
  depreciation of investments                                     9,035        (25,983)       (18,419)        (6,858)       (24,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,593          1,499         (2,809)        28,846        (39,633)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      883,909         88,382        413,528         63,327        277,425
Net transfers(1)                                                706,194        423,995        295,717        433,640        492,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,781)       (38,163)        (7,607)      (163,814)      (231,063)
    Death benefits                                                   --             --             --        (25,292)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,544,322        474,214        701,638        307,861        539,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,940        198,167        113,108         43,361         93,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,584,855   $    673,880   $    811,937   $    380,068   $    593,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,596        169,587        101,588         38,958         78,742
Contract purchase payments                                      767,737         71,278        342,134         55,963        214,860
Net transfers(1)                                                626,832        336,168        253,889        386,654        370,604
Contract terminations:
    Surrender benefits and contract charges                     (35,552)       (30,698)        (6,402)      (135,582)      (191,213)
    Death benefits                                                   --             --             --        (21,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,373,613        546,335        691,209        324,208        472,993
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS2          UINT1          UINT2          UINT3          UINT4
OPERATIONS
Investment income (loss) -- net                            $       (247)  $      1,712   $        386   $        (28)  $      8,268
Net realized gain (loss) on sales of investments                    269        (19,017)        (6,789)        (3,217)        (2,803)
Distributions from capital gains                                     20         24,784         28,280         17,493        132,387
Net change in unrealized appreciation or
  depreciation of investments                                        70        (25,423)       (57,680)       (39,171)      (217,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         112        (17,944)       (35,803)       (24,923)       (79,783)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,223         90,371        494,955        336,929        371,861
Net transfers(1)                                                  4,018        188,209        307,894         68,793        982,316
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (343)        (8,694)        (5,189)           (94)        (1,242)
    Death benefits                                                   --             --        (12,085)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,898        269,886        785,575        405,628      1,352,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,980         22,682             --         52,768         54,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,990   $    274,624   $    749,772   $    433,473   $  1,327,193
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,680         22,275             --         51,901         53,183
Contract purchase payments                                       34,906        102,202        554,490        383,308        419,291
Net transfers(1)                                                  3,739        210,429        353,777         78,926      1,105,199
Contract terminations:
    Surrender benefits and contract charges                        (298)       (10,553)        (6,199)          (111)        (1,549)
    Death benefits                                                   --             --        (14,874)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 41,027        324,353        887,194        514,024      1,576,124
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  134

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGRS1          UGRS2          UGRS3         UGRS4          UNDS1
OPERATIONS
Investment income (loss) -- net                            $     (1,406)  $     (7,356)  $     (2,687)  $     (8,214)  $       (675)
Net realized gain (loss) on sales of investments                (28,870)       (17,525)        (7,797)       (17,271)        (1,157)
Distributions from capital gains                                    434          1,840            889          3,054          1,401
Net change in unrealized appreciation or
  depreciation of investments                                    (9,657)       (35,716)       (21,945)       (75,623)        (1,769)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,499)       (58,757)       (31,540)       (98,054)        (2,200)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      160,882      1,018,839        310,998        754,789         20,765
Net transfers(1)                                                108,872        639,328        121,587        526,797         66,314
Annuity payments                                                     --             --           (375)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,784)        (8,458)        (2,766)        (8,924)        (2,961)
    Death benefits                                                   --        (47,798)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  265,970      1,601,911        429,444      1,272,662         84,118
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,240         67,294         70,886        177,059         26,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    229,711   $  1,610,448   $    468,790   $  1,351,667   $    108,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,418         71,064         74,919        187,253         26,563
Contract purchase payments                                      179,005      1,433,813        429,863      1,028,289         21,207
Net transfers(1)                                                149,184        864,471        166,858        724,843         70,191
Contract terminations:
    Surrender benefits and contract charges                      (5,831)       (12,347)        (9,229)       (12,430)        (3,190)
    Death benefits                                                   --        (69,235)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                325,776      2,287,766        662,411      1,927,955        114,771
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UNDS2         PSND1          UNDS4          UTRS1          UTRS2
OPERATIONS
Investment income (loss) -- net                            $     (1,699)  $     (1,686)  $     (3,138)  $       (384)  $     (2,557)
Net realized gain (loss) on sales of investments                    (39)          (136)          (667)        (2,562)            33
Distributions from capital gains                                  3,233          2,532          5,451          4,972         15,799
Net change in unrealized appreciation or
  depreciation of investments                                     7,589            564         (1,840)         3,929         52,353
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,084          1,274           (194)         5,955         65,628
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      124,127        129,065        221,896        216,682      2,588,289
Net transfers(1)                                                160,521         97,859        129,860        624,486      1,063,897
Annuity payments                                                     --           (397)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (784)        (1,735)          (384)       (21,914)       (19,356)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  283,864        224,792        351,372        819,254      3,632,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,630         32,383         76,863         50,280         95,780
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    299,578   $    258,449   $    428,041   $    875,489   $  3,794,238
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,578         34,887         76,299         45,091         85,899
Contract purchase payments                                      139,838        147,654        238,430        195,081      2,391,500
Net transfers(1)                                                171,436        117,628        140,127        572,590        980,144
Contract terminations:
    Surrender benefits and contract charges                        (938)        (7,153)          (430)       (20,336)       (17,739)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                316,914        293,016        454,426        792,426      3,439,804
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  135

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PSTR1          UTRS4          PSUT1          UGIN1          UGIN2
OPERATIONS
Investment income (loss) -- net                            $     (2,845)  $     (7,940)  $        894   $     (1,125)  $     (3,376)
Net realized gain (loss) on sales of investments                 (2,215)        (2,097)       (10,839)        (1,378)        (2,194)
Distributions from capital gains                                 10,429         21,410          4,251            193          1,662
Net change in unrealized appreciation or
  depreciation of investments                                     9,745         12,326         (9,882)       (10,903)       (33,781)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,114         23,699        (15,576)       (13,213)       (37,689)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,070,360      1,922,342         64,791        151,452        607,757
Net transfers(1)                                                881,412      1,800,468         38,662        151,945        567,879
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (28,231)       (64,768)          (344)        (5,629)       (17,923)
    Death benefits                                               (9,792)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,913,749      3,658,042        103,109        297,768      1,157,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  24,290        156,948          7,220             --         32,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,953,153   $  3,838,689   $     94,753   $    284,555   $  1,152,706
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,867        140,959          7,178             --         30,618
Contract purchase payments                                    1,029,091      1,754,185         69,927        144,472        591,412
Net transfers(1)                                                846,446      1,654,905         49,583        149,083        561,910
Contract terminations:
    Surrender benefits and contract charges                     (27,533)       (56,590)          (407)        (6,057)       (17,873)
    Death benefits                                               (9,529)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,861,342      3,493,459        126,281        287,498      1,166,067
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PGIN1          UGIN4           EPG           WIGR7          PIGR1
OPERATIONS
Investment income (loss) -- net                            $     (2,305)  $     (2,975)  $     16,379   $    (22,798)  $    (35,497)
Net realized gain (loss) on sales of investments                   (271)        (3,653)      (144,182)       (83,098)       (51,511)
Distributions from capital gains                                  2,181          2,539         92,544        274,919        356,855
Net change in unrealized appreciation or
  depreciation of investments                                   (23,691)       (17,560)      (612,644)      (768,282)    (1,078,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,086)       (21,649)      (647,903)      (599,259)      (808,818)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      396,851        560,131        224,947        362,181      1,091,340
Net transfers(1)                                                398,967        561,642        105,267        546,522      1,176,748
Annuity payments                                                     --             --             --             --         (2,347)
Contract terminations:
    Surrender benefits and contract charges                      (3,916)       (27,456)      (574,474)      (183,502)       (43,016)
    Death benefits                                                   --             --       (148,921)       (11,525)       (14,376)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  791,902      1,094,317       (393,181)       713,676      2,208,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 150,667         18,376      8,330,622      2,435,526      2,869,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    918,483   $  1,091,044   $  7,289,538   $  2,549,943   $  4,269,371
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          146,043         17,240      6,615,802      2,927,032      2,473,705
Contract purchase payments                                      405,472        558,732        182,085        520,542      1,136,371
Net transfers(1)                                                415,841        560,775         82,453        739,994      1,181,046
Contract terminations:
    Surrender benefits and contract charges                      (4,074)       (28,179)      (477,685)      (265,118)       (45,164)
    Death benefits                                                   --             --       (122,560)       (16,390)       (15,069)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                963,282      1,108,568      6,280,095      3,906,060      4,730,889
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  136

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EPL            WIGR4          WIGR3          WIGR2          UVIS1
OPERATIONS
Investment income (loss) -- net                            $    (22,711)  $    (40,177)  $    (28,077)  $     (5,494)  $     (1,125)
Net realized gain (loss) on sales of investments               (546,230)      (102,546)      (119,690)        (6,619)        (8,372)
Distributions from capital gains                                260,377        342,521        250,359         44,638          7,197
Net change in unrealized appreciation or
  depreciation of investments                                  (306,534)    (1,007,222)      (658,627)      (128,927)       (28,617)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (615,098)      (807,424)      (556,035)       (96,402)       (30,917)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      247,528        580,988        486,056         49,298         33,339
Net transfers(1)                                               (422,501)     1,076,902        489,514        106,017        129,585
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (140,195)      (124,451)       (36,435)        (5,728)        (3,816)
    Death benefits                                              (31,188)       (19,697)       (22,235)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (346,356)     1,513,742        916,900        149,587        159,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,612,896      2,872,652      2,009,755        373,926         31,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,651,442   $  3,578,970   $  2,370,620   $    427,111   $    160,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,191,500      3,826,870      2,678,425        499,119         34,741
Contract purchase payments                                      236,938        874,009        751,120         79,291         44,467
Net transfers(1)                                               (483,187)     1,634,078        702,637        160,903        191,688
Contract terminations:
    Surrender benefits and contract charges                    (140,260)      (211,261)       (59,623)        (9,390)        (6,080)
    Death benefits                                              (29,550)       (29,710)       (32,572)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,775,441      6,093,986      4,039,987        729,923        264,816
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UVIS2         WVIS7           UVIS3          UVIS4           EPT
OPERATIONS
Investment income (loss) -- net                            $     (9,147)  $    (26,858)  $     (4,733)  $    (28,647)  $     (8,016)
Net realized gain (loss) on sales of investments                (25,808)      (149,738)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                 53,745        263,599         32,826        116,449         61,059
Net change in unrealized appreciation or
  depreciation of investments                                  (220,228)    (1,063,389)      (106,432)      (417,122)      (237,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (201,438)      (976,386)      (111,682)      (385,334)      (225,990)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      654,576        498,736         91,009        625,046        151,448
Net transfers(1)                                                779,028        611,642        510,200      3,584,219        245,880
Annuity payments                                                     --             --           (171)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,618)      (186,289)       (10,738)       (14,734)       (17,838)
    Death benefits                                                   --        (14,941)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,406,986        909,148        590,300      4,194,531        379,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 197,846      2,376,588        139,405        450,692        563,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,403,394   $  2,309,350   $    618,023   $  4,259,889   $    716,724
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          215,577      3,180,041        152,032        487,239        402,506
Contract purchase payments                                      981,587        848,964        120,173        914,880        144,956
Net transfers(1)                                              1,172,065      1,086,366        770,883      5,705,872        251,913
Contract terminations:
    Surrender benefits and contract charges                     (43,805)      (367,929)       (19,437)       (22,485)       (17,873)
    Death benefits                                                   --        (30,415)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,325,424      4,717,027      1,023,651      7,085,506        781,502
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  137

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                     WVIS4          WVIS3          WVIS2
OPERATIONS
Investment income (loss) -- net                                                          $    (38,500)  $    (29,101)  $     (4,925)
Net realized gain (loss) on sales of investments                                             (227,517)      (119,915)       (20,906)
Distributions from capital gains                                                              278,475        223,276         32,745
Net change in unrealized appreciation or
  depreciation of investments                                                              (1,096,762)      (881,182)      (132,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                (1,084,304)      (806,922)      (125,374)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    404,438        402,198         42,412
Net transfers(1)                                                                            1,468,237        905,869        154,715
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                  (221,265)       (91,346)       (32,886)
    Death benefits                                                                            (36,490)       (37,362)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              1,614,920      1,179,359        164,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             2,421,874      1,855,837        281,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  2,952,490   $  2,228,274   $    320,856
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      3,254,505      2,513,300        384,009
Contract purchase payments                                                                    686,525        694,582         73,050
Net transfers(1)                                                                            2,720,673      1,646,739        275,674
Contract terminations:
    Surrender benefits and contract charges                                                  (462,164)      (162,799)       (64,600)
    Death benefits                                                                            (77,368)       (68,196)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            6,122,171      4,623,626        668,133
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  138

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                         737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       2,966,480
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,708,469
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       3,316,848
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      13,421,219

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                          6,255
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         21,248
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         19,723
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                         30,371
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      1,056,976
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                         28,572
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                         96,593

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 2,539
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                18,219
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                62,448
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                53,876
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                30,045
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                24,884
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                65,756
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                26,374
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,856

UGRO1                AXP(R) Variable Portfolio - Growth Fund                                        6
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                    1,481
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                       --
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                       --
EVG                  AXP(R) Variable Portfolio - Growth Fund                                   20,542
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                    2,662
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                   37,819

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        33,194
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        75,896
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       219,701
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        31,536
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       309,652
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        84,246
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        96,178
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        15,893

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,727
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  5,603
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,894
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,328
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,710
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,600
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  2,975
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    327
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     --

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  139

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                            36,825
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                           407,113
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                           233,692
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                           503,596

UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           70,943
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          581,965
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          160,288
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          190,244
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          597,897
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           27,218
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          277,923
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          257,391
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           49,828
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          125,000

UABA1                AIM V.I. Basic Value Fund, Series II Shares                               10,750
UABA2                AIM V.I. Basic Value Fund, Series II Shares                               67,734
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                8,532
UABA4                AIM V.I. Basic Value Fund, Series II Shares                               49,137
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                1,283
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                4,825
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                    2

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                        2,433
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                           --
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                        2,272
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                        1,405
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                           --
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                           --
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                           --

UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                               155
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                             1,432
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                 1
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                26
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                --
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                95
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                --

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                60,415
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)               370,219
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)               174,693
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)               486,790
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                   129
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                    79
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                    65

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                   25,999
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                  115,303
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                   52,601
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                  197,967
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                   71,583
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                   29,725
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  127,672

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                       10,994
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                       45,109
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                       20,105
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                       70,998
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                       63,302
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                       54,059
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                      107,110

UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                        524
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                      2,420
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                         83
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                      4,204

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  140

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   10,057
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   35,596
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                    5,542
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   18,969
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      452
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       45
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       --

UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                             576
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                           3,466
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                           1,000
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                           3,464
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                             428
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                           1,271
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                              --

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          4,577
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         37,692
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         54,689
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         78,568
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,475
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         13,573
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         39,145
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          1,405
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          2,277

UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,592
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,390
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                         1,008
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                           246

URES1                FTVIPT Franklin Real Estate Fund - Class 2                                   734
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                 1,823
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                                33,836
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                81,464
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                   402
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                40,703
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                                47,647
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                                65,383
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                76,017
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                 4,069

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                  27,530
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                 170,450
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                  85,632
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                 256,754
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 204,065
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                  27,098
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 115,826
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                  71,563
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                      --
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                   9,220

UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  1,999
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 10,596
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  4,890
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  6,308
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,088
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,043
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  7,892
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  5,563
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     --
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    336

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  141

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                           477,258
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                            79,009
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           211,894
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           528,069
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                            86,236
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                            98,944
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                            90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            62,464
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            10,406

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                        37,164
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                       148,809
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                        62,382
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                       170,415
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                        25,506
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                         6,795
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                        29,309

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                      30,427
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                     225,867
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                      63,067
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                     202,589

UNDS1                MFS(R) New Discovery Series - Service Class                               10,175
UNDS2                MFS(R) New Discovery Series - Service Class                               34,946
PSND1                MFS(R) New Discovery Series - Service Class                               25,083
UNDS4                MFS(R) New Discovery Series - Service Class                               50,767
WSND5                MFS(R) New Discovery Series - Service Class                                1,429
WSND3                MFS(R) New Discovery Series - Service Class                                  657
WSND8                MFS(R) New Discovery Series - Service Class                                   --

UTRS1                MFS(R) Total Return Series - Service Class                                96,216
UTRS2                MFS(R) Total Return Series - Service Class                               465,526
PSTR1                MFS(R) Total Return Series - Service Class                               227,131
UTRS4                MFS(R) Total Return Series - Service Class                               520,255
WSTR5                MFS(R) Total Return Series - Service Class                                   593
WSTR3                MFS(R) Total Return Series - Service Class                                 1,391
WSTR8                MFS(R) Total Return Series - Service Class                                   301

USUT1                MFS(R) Utilities Series - Service Class                                       27
USUT2                MFS(R) Utilities Series - Service Class                                    1,653
PSUT1                MFS(R) Utilities Series - Service Class                                    9,969
USUT4                MFS(R) Utilities Series - Service Class                                      387
WSUT5                MFS(R) Utilities Series - Service Class                                      395
WSUT3                MFS(R) Utilities Series - Service Class                                      703
WSUT8                MFS(R) Utilities Series - Service Class                                       --

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     261
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,171
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   1,145
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,801
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                       2
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     151
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                      --

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                      1,082
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                      5,373
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                        589
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                      8,327
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                      2,440
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                        531
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                        280
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                      3,433
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                        452
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                         --

UOHI1                Oppenheimer High Income Fund/VA, Service Shares                            2,355
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                           17,458
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                              561
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                            9,706

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  142

SUBACCOUNT           INVESTMENT                                                              SHARES
-----------------------------------------------------------------------------------------------------
UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  2,831
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 17,035
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  5,561
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,392
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    370
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    476
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  1,283

USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                         8,418
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                        35,677
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                        24,418
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                        46,852
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        32,697
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                         2,223
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        18,225
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                        16,184
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                            --
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                            --

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                        16,138
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                        84,555
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                        64,793
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                        79,313
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                       283,845
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                           960
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                            --

UIGR1                Putnam VT International Equity Fund - Class IB Shares                      2,591
UIGR2                Putnam VT International Equity Fund - Class IB Shares                     34,327
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    209,374
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    362,591
UIGR4                Putnam VT International Equity Fund - Class IB Shares                     42,743
EPL                  Putnam VT International Equity Fund - Class IB Shares                    138,757
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    260,316
WIGR3                Putnam VT International Equity Fund - Class IB Shares                  3,436,550
WIGR8                Putnam VT International Equity Fund - Class IB Shares                        565
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     31,214

UPRE1                Putnam VT Research Fund - Class IB Shares                                     52
UPRE2                Putnam VT Research Fund - Class IB Shares                                  5,480
UPRE3                Putnam VT Research Fund - Class IB Shares                                     --
UPRE4                Putnam VT Research Fund - Class IB Shares                                    635

UVIS1                Putnam VT Vista Fund - Class IB Shares                                     8,605
UVIS2                Putnam VT Vista Fund - Class IB Shares                                   130,358
WVIS7                Putnam VT Vista Fund - Class IB Shares                                   190,885
UVIS3                Putnam VT Vista Fund - Class IB Shares                                    53,626
UVIS4                Putnam VT Vista Fund - Class IB Shares                                   177,327
EPT                  Putnam VT Vista Fund - Class IB Shares                                    70,852
WVIS4                Putnam VT Vista Fund - Class IB Shares                                   224,291
WVIS3                Putnam VT Vista Fund - Class IB Shares                                   165,987
WVIS8                Putnam VT Vista Fund - Class IB Shares                                        --
WVIS2                Putnam VT Vista Fund - Class IB Shares                                    25,317

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  143

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  144

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.610% to 0.535%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                 MAXIMUM                 MAXIMUM
                                                                                ADJUSTMENT              ADJUSTMENT
FUND                                                                     (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.08%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                           0.12%                    0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 N/A                     0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         0.12%                    0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.


The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.050% to 0.025%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  145

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                    $    609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                       1,878,678
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       2,965,671
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                       9,271,255
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                      37,777,110
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                      58,435,745
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                      38,268,001

UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        112,046
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        250,310
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                        177,673
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                        334,140
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                      2,198,387
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                        534,577
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                      3,211,897

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                27,565
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund               152,890
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund               253,486
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               279,597
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               250,384
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund               210,881
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund               216,525
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund               234,784
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               225,443
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                 3,985

UGRO1                AXP(R) Variable Portfolio - Growth Fund                                      128
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                    7,248
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                      160
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                      100
EVG                  AXP(R) Variable Portfolio - Growth Fund                                   20,969
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                       11
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                   12,468

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       439,837
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       278,678
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,410,712
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       330,441
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       670,991
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       534,761
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       281,199
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,412,925
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        14,727

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,627
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 66,727
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 19,625
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 32,632
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 36,691
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 25,425
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 40,213
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 26,520
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  3,237
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    172

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                           185,994
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                         2,148,926
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                         1,331,650
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                         2,996,731

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  146

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund     $    780,700
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        4,366,213
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,013,339
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,224,933
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        5,378,605
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          258,004
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,570,737
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,483,973
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          746,769
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          707,598

UABA1                AIM V.I. Basic Value Fund, Series II Shares                              108,899
UABA2                AIM V.I. Basic Value Fund, Series II Shares                              552,103
UABA3                AIM V.I. Basic Value Fund, Series II Shares                               70,450
UABA4                AIM V.I. Basic Value Fund, Series II Shares                              404,961
WABA5                AIM V.I. Basic Value Fund, Series II Shares                               11,328
WABA3                AIM V.I. Basic Value Fund, Series II Shares                               56,546
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                  134

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                       23,468
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                          100
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                       21,661
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                       13,339
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                          174
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                          174
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                          135

UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                             2,734
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                            24,349
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                               183
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                               528
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                83
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                             2,125
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                21

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)               889,435
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)             4,760,589
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)             2,086,789
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)             6,348,363
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                 2,256
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                 5,430
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                 1,247

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  263,503
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                1,028,330
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                  380,377
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                1,521,752
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                  385,396
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                  370,342
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                  646,298

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                       21,537
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                      262,649
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                       69,608
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                      323,091
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                       49,329
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                      588,029
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                      618,708

UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                     10,507
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                     36,508
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                      1,420
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                     65,559

UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  193,319
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  664,188
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  100,123
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  353,625
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                    8,251
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      807
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      175

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  147

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                    $     14,372
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                          83,575
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                          24,154
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                          90,559
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                          15,048
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                          31,396
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                              22

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         82,659
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        687,220
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        501,949
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      1,121,808
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        442,751
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        185,016
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        469,888
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        462,280
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         24,454
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         46,376

UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                        18,023
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                        15,339
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                        11,912
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                         3,047

URES1                FTVIPT Franklin Real Estate Fund - Class 2                                29,707
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                32,279
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                               671,081
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                               871,837
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                 7,211
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                               465,422
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                               504,755
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                             1,206,215
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                             1,966,237
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                59,013

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                 217,565
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                               1,334,694
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                 408,214
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                               1,779,550
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                               1,796,659
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                 212,333
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                 608,802
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                 215,549
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                      22
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                  71,018

UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 19,635
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                105,393
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 65,369
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 65,380
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 50,835
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 66,540
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 85,474
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 64,716
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 44,687
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  3,347

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                         5,176,398
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                           648,392
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         2,872,137
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                         5,984,044
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                           933,998
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                           717,325
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                         1,081,141
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                         1,787,541
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            95,497

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  148

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                  $    209,868
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,229,606
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                       325,338
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,478,680
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                       689,629
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                     9,504,954
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                     1,317,086

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                     108,755
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                     757,952
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                     176,916
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                     749,814

UNDS1                MFS(R) New Discovery Series - Service Class                               44,186
UNDS2                MFS(R) New Discovery Series - Service Class                              270,583
PSND1                MFS(R) New Discovery Series - Service Class                              158,244
UNDS4                MFS(R) New Discovery Series - Service Class                              474,085
WSND5                MFS(R) New Discovery Series - Service Class                               17,154
WSND3                MFS(R) New Discovery Series - Service Class                                9,425
WSND8                MFS(R) New Discovery Series - Service Class                                   21

UTRS1                MFS(R) Total Return Series - Service Class                             1,193,218
UTRS2                MFS(R) Total Return Series - Service Class                             5,406,823
PSTR1                MFS(R) Total Return Series - Service Class                             2,842,509
UTRS4                MFS(R) Total Return Series - Service Class                             6,379,890
WSTR5                MFS(R) Total Return Series - Service Class                                10,212
WSTR3                MFS(R) Total Return Series - Service Class                                23,854
WSTR8                MFS(R) Total Return Series - Service Class                                 5,075

USUT1                MFS(R) Utilities Series - Service Class                                      373
USUT2                MFS(R) Utilities Series - Service Class                                   21,512
PSUT1                MFS(R) Utilities Series - Service Class                                   60,615
USUT4                MFS(R) Utilities Series - Service Class                                   12,757
WSUT5                MFS(R) Utilities Series - Service Class                                    5,127
WSUT3                MFS(R) Utilities Series - Service Class                                    8,378
WSUT8                MFS(R) Utilities Series - Service Class                                       22

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   7,167
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                 110,084
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                  33,317
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                 172,447
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     215
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                   4,110
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                     134

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                     19,658
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                    102,076
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                     13,575
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                    162,626
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                     54,049
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                     21,096
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                      5,209
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                     67,977
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                      8,205
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                        172

UOHI1                Oppenheimer High Income Fund/VA, Service Shares                           20,244
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                          138,722
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                            4,201
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                           80,300

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 30,019
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                161,744
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 53,836
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 71,961
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  3,516
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                  7,903
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 12,110

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  149

SUBACCOUNT           INVESTMENT                                                           PURCHASES
-----------------------------------------------------------------------------------------------------
USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                  $     56,637
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                       163,797
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                       120,911
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                       217,924
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                       159,808
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                        10,170
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                        82,372
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                        73,548
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                           141
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                           171

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                       174,318
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                       964,709
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                       690,759
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                     1,065,941
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                       497,345
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                        20,400
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                            22

UIGR1                Putnam VT International Equity Fund - Class IB Shares                     34,719
UIGR2                Putnam VT International Equity Fund - Class IB Shares                    367,176
WIGR7                Putnam VT International Equity Fund - Class IB Shares                    366,589
PIGR1                Putnam VT International Equity Fund - Class IB Shares                    842,421
UIGR4                Putnam VT International Equity Fund - Class IB Shares                    445,401
EPL                  Putnam VT International Equity Fund - Class IB Shares                    715,602
WIGR4                Putnam VT International Equity Fund - Class IB Shares                    282,378
WIGR3                Putnam VT International Equity Fund - Class IB Shares                 17,414,473
WIGR8                Putnam VT International Equity Fund - Class IB Shares                      5,885
WIGR2                Putnam VT International Equity Fund - Class IB Shares                     93,227

UPRE1                Putnam VT Research Fund - Class IB Shares                                    530
UPRE2                Putnam VT Research Fund - Class IB Shares                                 48,675
UPRE3                Putnam VT Research Fund - Class IB Shares                                    240
UPRE4                Putnam VT Research Fund - Class IB Shares                                  5,322

UVIS1                Putnam VT Vista Fund - Class IB Shares                                    13,593
UVIS2                Putnam VT Vista Fund - Class IB Shares                                   364,978
WVIS7                Putnam VT Vista Fund - Class IB Shares                                   331,238
UVIS3                Putnam VT Vista Fund - Class IB Shares                                   122,374
UVIS4                Putnam VT Vista Fund - Class IB Shares                                   949,353
EPT                  Putnam VT Vista Fund - Class IB Shares                                   208,004
WVIS4                Putnam VT Vista Fund - Class IB Shares                                   296,643
WVIS3                Putnam VT Vista Fund - Class IB Shares                                   241,054
WVIS8                Putnam VT Vista Fund - Class IB Shares                                        21
WVIS2                Putnam VT Vista Fund - Class IB Shares                                    23,721

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  150

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                              UCMG1         UCMG2         PCMG1        UCMG4          EMS
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.03    $     1.00    $     1.05    $     1.03    $     1.24
At Dec. 31, 2001                           $     1.06    $     1.01    $     1.08    $     1.05    $     1.26
At Dec. 31, 2002                           $     1.06    $     1.01    $     1.08    $     1.05    $     1.26
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  554         2,828         2,250         3,857         8,409
At Dec. 31, 2002                                  697         2,933         2,516         3,130         8,572
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      586    $    2,857    $    2,423    $    4,054    $   10,625
At Dec. 31, 2002                           $      738    $    2,965    $    2,707    $    3,284    $   10,806
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 2.91%         2.80%         2.64%         2.99%         3.38%
For the year ended Dec. 31, 2002                 1.16%         1.16%         1.17%         1.15%         1.17%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 2.91%         1.00%         2.86%         1.94%         1.61%
For the year ended Dec. 31, 2002                 0.00%         0.00%         0.00%         0.00%         0.00%

                                              SCMG2         SCMG1        UBND1(4)      UBND2(4)       PBND1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.03    $     1.03            --            --    $     1.05
At Dec. 31, 2001                           $     1.05    $     1.05            --            --    $     1.11
At Dec. 31, 2002                           $     1.04    $     1.04    $     1.04    $     1.04    $     1.16
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,980        11,399            --            --            99
At Dec. 31, 2002                                4,222        12,876            63           215           179
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    4,243    $   11,962            --            --    $      111
At Dec. 31, 2002                           $    4,477    $   13,452    $       66    $      224    $      208
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 3.53%         3.58%           --            --          6.43%
For the year ended Dec. 31, 2002                 1.14%         1.15%         5.29%         5.31%         5.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.50%         1.60%           --            --          1.25%
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 1.94%         1.94%           --            --          5.71%
For the year ended Dec. 31, 2002                (0.95%)       (0.95%)        4.00%         4.00%         4.50%
-------------------------------------------------------------------------------------------------------------

                                             UBND4(4)        ESI          SBND2          SBND1       UDEI1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.38    $     1.03    $     1.03            --
At Dec. 31, 2001                                   --    $     1.47    $     1.09    $     1.09            --
At Dec. 31, 2002                           $     1.04    $     1.53    $     1.14    $     1.14    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --         8,923           317         1,363            --
At Dec. 31, 2002                                  309         7,272           264           894            26
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $   13,122    $      347    $    1,491            --
At Dec. 31, 2002                           $      321    $   11,131    $      301    $    1,016    $       20
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          6.45%         6.38%         6.53%           --
For the year ended Dec. 31, 2002                 5.31%         5.06%         5.11%         5.08%         1.77%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.40%         1.50%         1.60%           --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          6.52%         5.83%         5.83%           --
For the year ended Dec. 31, 2002                 4.00%         4.08%         4.59%         4.59%       (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            UDEI2(4)       WDEI7         PDEI1        UDEI4(4)       WDEI5
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.08    $     1.00            --    $     1.08
At Dec. 31, 2001                                   --    $     1.09    $     1.01            --    $     1.09
At Dec. 31, 2002                           $     0.78    $     0.87    $     0.81    $     0.78    $     0.87
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           428           342            --           115
At Dec. 31, 2002                                  187           573           536           309           238
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      467    $      344            --    $      125
At Dec. 31, 2002                           $      146    $      501    $      432    $      242    $      207
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          1.19%         1.07%           --          1.32%
For the year ended Dec. 31, 2002                 2.06%         1.54%         1.56%         2.49%         1.62%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.20%         1.25%           --          1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          0.93%         1.00%           --          0.93%
For the year ended Dec. 31, 2002               (22.00%)      (20.18%)      (19.80%)      (22.00%)      (20.18%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  151

                                              WDEI4         WDEI3        SDEI1         WDEI2        UGRO1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.08    $     1.08    $     1.07    $     1.08            --
At Dec. 31, 2001                           $     1.09    $     1.09    $     1.08    $     1.08            --
At Dec. 31, 2002                           $     0.87    $     0.87    $     0.86    $     0.86    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  455           223           367            34            --
At Dec. 31, 2002                                  608           368           179            36            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      495    $      242    $      396    $       37            --
At Dec. 31, 2002                           $      527    $      319    $      154    $       31            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.36%         1.34%         1.40%         1.24%           --
For the year ended Dec. 31, 2002                 1.57%         1.58%         1.45%         1.55%         0.14%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%           --
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 0.93%         0.93%         0.93%         0.00%           --
For the year ended Dec. 31, 2002               (20.18%)      (20.18%)      (20.37%)      (20.37%)      (19.00%)
-------------------------------------------------------------------------------------------------------------

                                            UGRO2(4)      UGRO3(4)      UGRO4(4)         EVG         SGRO2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.74    $     0.74
At Dec. 31, 2001                                   --            --            --    $     0.50    $     0.50
At Dec. 31, 2002                           $     0.81            --            --    $     0.37    $     0.36
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --           228            83
At Dec. 31, 2002                                    9            --            --           270            35
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $      115    $       42
At Dec. 31, 2002                           $        7            --            --    $       99    $       13
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.02%         0.13%         0.13%         0.08%         0.06%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.40%         1.50%
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (32.43%)      (32.43%)
For the year ended Dec. 31, 2002               (19.00%)          --            --        (26.00%)      (28.00%)
-------------------------------------------------------------------------------------------------------------

                                              SGRO1        UNDM1         UNDM2         WNDM7         PNDM1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.77    $     0.92    $     0.92    $     0.86    $     1.03
At Dec. 31, 2001                           $     0.52    $     0.76    $     0.76    $     0.71    $     0.85
At Dec. 31, 2002                           $     0.38    $     0.59    $     0.59    $     0.55    $     0.66
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  546            20            81         1,471         3,478
At Dec. 31, 2002                                  476            95           704         1,714         4,063
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      286    $       15    $       61    $    1,045    $    3,005
At Dec. 31, 2002                           $      181    $       56    $      412    $      940    $    2,696
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.34%         0.43%         0.23%         0.24%
For the year ended Dec. 31, 2002                 0.06%         0.55%         0.57%         0.51%         0.51%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.60%         1.00%         1.10%         1.20%         1.25%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (32.47%)      (17.39%)      (17.39%)      (17.44%)      (17.48%)
For the year ended Dec. 31, 2002               (26.92%)      (22.37%)      (22.37%)      (22.54%)      (22.35%)
-------------------------------------------------------------------------------------------------------------

                                             UNDM4          EGD          WNDM4         WNDM3         SNDM1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.92    $     1.54    $     0.86    $     0.86    $     0.90
At Dec. 31, 2001                           $     0.75    $     1.27    $     0.71    $     0.71    $     0.74
At Dec. 31, 2002                           $     0.58    $     0.98    $     0.54    $     0.54    $     0.57
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  193         4,237         1,815         3,128         2,896
At Dec. 31, 2002                                  683         3,938         1,916         2,700         2,097
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      145    $    5,370    $    1,284    $    2,210    $    2,139
At Dec. 31, 2002                           $      396    $    3,845    $    1,043    $    1,468    $    1,190
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.28%         0.23%         0.25%         0.24%         0.24%
For the year ended Dec. 31, 2002                 0.56%         0.50%         0.49%         0.50%         0.50%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.35%         1.40%         1.45%         1.50%         1.60%
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.48%)      (17.53%)      (17.44%)      (17.44%)      (17.78%)
For the year ended Dec. 31, 2002               (22.67%)      (22.83%)      (23.94%)      (23.94%)      (22.97%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  152

                                              WNDM2       USVA1(4)      USVA2(4)      WSVA7(5)      WSVA6(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.86            --            --            --            --
At Dec. 31, 2001                           $     0.70            --            --            --            --
At Dec. 31, 2002                           $     0.54    $     0.79    $     0.79    $     0.79    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  701            --            --            --            --
At Dec. 31, 2002                                  363            21            67            22            28
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      494            --            --            --            --
At Dec. 31, 2002                           $      197    $       16    $       52    $       18    $       22
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.23%           --            --            --            --
For the year ended Dec. 31, 2002                 0.47%         0.30%         0.46%         0.39%         0.23%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.65%           --            --            --            --
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.60%)          --            --            --            --
For the year ended Dec. 31, 2002               (22.86%)      (21.00%)      (21.00%)      (21.00%)      (21.00%)
-------------------------------------------------------------------------------------------------------------

                                            USVA4(4)      WSVA5(5)      WSVA4(5)      WSVA3(5)      WSVA8(6)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.79    $     0.79    $     0.79    $     0.79    $     0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   45            35            35            22             3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       35    $       27    $       28    $       17    $        3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.55%         0.35%         0.21%         0.26%         0.99%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (21.00%)      (21.00%)      (21.00%)      (21.00%)       (4.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSVA2(5)       USPF1         USPF2         USPF3         USPF4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.92    $     0.92    $     0.92    $     0.92
At Dec. 31, 2001                                   --    $     0.80    $     0.80    $     0.80    $     0.80
At Dec. 31, 2002                                   --    $     0.61    $     0.61    $     0.61    $     0.61
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           112         1,567           817         1,756
At Dec. 31, 2002                                   --           360         3,995         2,290         4,960
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $       90    $    1,251    $      657    $    1,398
At Dec. 31, 2002                                   --    $      221    $    2,446    $    1,402    $    3,022
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          1.15%         1.20%         1.03%         1.08%
For the year ended Dec. 31, 2002                   --          1.11%         1.04%         1.07%         1.04%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (13.04%)      (13.04%)      (13.04%)      (13.04%)
For the year ended Dec. 31, 2002                   --        (23.75%)      (23.75%)      (23.75%)      (23.75%)
-------------------------------------------------------------------------------------------------------------

                                             UFIF1         UFIF2         WFDI7         UFIF3         UFIF4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.06    $     1.05    $     1.07    $     1.06    $     1.06
At Dec. 31, 2001                           $     1.11    $     1.10    $     1.12    $     1.11    $     1.11
At Dec. 31, 2002                           $     1.17    $     1.16    $     1.17    $     1.16    $     1.16
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   30         2,495           805           799         1,321
At Dec. 31, 2002                                  645         5,336         1,450         1,729         5,451
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       33    $    2,754    $      901    $      891    $    1,469
At Dec. 31, 2002                           $      751    $    6,163    $    1,697    $    2,015    $    6,333
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 4.25%         4.39%         4.47%         4.39%         4.41%
For the year ended Dec. 31, 2002                 2.94%         2.88%         2.85%         2.89%         2.91%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.20%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 4.72%         4.76%         4.67%         4.72%         4.72%
For the year ended Dec. 31, 2002                 5.41%         5.45%         4.46%         4.50%         4.50%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  153

                                             WFDI5         WFDI4         WFDI3         SFDI1         WFDI2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.06    $     1.05    $     1.05    $     1.06    $     1.05
At Dec. 31, 2001                           $     1.11    $     1.10    $     1.10    $     1.11    $     1.10
At Dec. 31, 2002                           $     1.16    $     1.15    $     1.15    $     1.16    $     1.15
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  117         1,473         1,609           424           592
At Dec. 31, 2002                                  248         2,555         2,375           397         1,155
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      130    $    1,627    $    1,770    $      470    $      651
At Dec. 31, 2002                           $      287    $    2,942    $    2,725    $      459    $    1,323
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 4.54%         4.48%         4.47%         4.48%         4.58%
For the year ended Dec. 31, 2002                 2.84%         2.85%         2.86%         2.81%         2.82%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%         1.60%         1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 4.72%         4.76%         4.76%         4.72%         4.76%
For the year ended Dec. 31, 2002                 4.50%         4.55%         4.55%         4.50%         4.55%
-------------------------------------------------------------------------------------------------------------

                                            UABA1(4)      UABA2(4)      UABA3(4)      UABA4(4)      WABA5(6)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.76    $     0.76    $     0.76    $     0.76    $     0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                  113           711            90           517            11
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       86    $      539    $       68    $      391    $       10
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --          0.01%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (24.00%)      (24.00%)      (24.00%)      (24.00%)       (5.00%)
-------------------------------------------------------------------------------------------------------------

                                            WABA3(6)      WABA8(6)      UAAD1(4)      UAAD2(4)      UAAD3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.95    $     0.95    $     0.75            --    $     0.75
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   40            --            30            --            28
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       38            --    $       23            --    $       21
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (5.00%)       (5.00%)      (25.00%)          --        (25.00%)
-------------------------------------------------------------------------------------------------------------

                                            UAAD4(4)      WAAD5(7)      WAAD3(7)      WAAD8(7)      UAVA1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75            --            --            --    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   18            --            --            --             3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       13            --            --            --    $        3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --          3.08%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)          --            --            --        (22.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  154

                                            UAVA2(4)      UAVA3(4)      UAVA4(4)      WAVA5(8)      WAVA3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.78    $     0.78    $     0.78            --    $     0.74
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   30            --             1            --             2
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       23            --            --            --    $        2
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.26%         0.63%         1.63%         0.41%         0.60%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (22.00%)      (22.00%)      (22.00%)          --        (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            WAVA8(8)       UGIP1         UGIP2         UGIP3         UGIP4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.97    $     0.97    $     0.97    $     0.97
At Dec. 31, 2001                                   --    $     0.97    $     0.96    $     0.96    $     0.96
At Dec. 31, 2002                                   --    $     0.74    $     0.74    $     0.74    $     0.74
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           640         3,601         2,152         4,722
At Dec. 31, 2002                                   --         1,341         8,241         3,898        10,906
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      618    $    3,469    $    2,075    $    4,531
At Dec. 31, 2002                                   --    $      996    $    6,105    $    2,881    $    8,027
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.53%         0.35%         0.46%         0.45%
For the year ended Dec. 31, 2002                 0.43%         0.49%         0.55%         0.56%         0.57%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          0.00%        (1.03%)       (1.03%)       (1.03%)
For the year ended Dec. 31, 2002                   --        (23.71%)      (22.92%)      (22.92%)      (22.92%)
-------------------------------------------------------------------------------------------------------------

                                            WGIP5(7)      WGIP3(7)      WGIP8(7)       UPRG1         UPRG2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.80    $     0.80
At Dec. 31, 2001                                   --            --            --    $     0.65    $     0.65
At Dec. 31, 2002                           $     0.95    $     0.95    $     0.95    $     0.45    $     0.45
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --           741         3,531
At Dec. 31, 2002                                    2             1             1         1,003         4,459
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $      485    $    2,308
At Dec. 31, 2002                           $        2    $        1    $        1    $      450    $    1,994
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.00%         1.10%
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (18.75%)      (18.75%)
For the year ended Dec. 31, 2002                (5.00%)       (5.00%)       (5.00%)      (30.77%)      (30.77%)
-------------------------------------------------------------------------------------------------------------

                                             UPRG3         UPRG4          EPP          SPGR2         SPGR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.80    $     0.80    $     0.96    $     0.80    $     0.86
At Dec. 31, 2001                           $     0.65    $     0.65    $     0.79    $     0.65    $     0.70
At Dec. 31, 2002                           $     0.45    $     0.44    $     0.54    $     0.44    $     0.48
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,944         5,808         2,574         2,397         7,466
At Dec. 31, 2002                                2,042         7,706         2,312         1,162         4,631
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,268    $    3,782    $    2,021    $    1,557    $    5,227
At Dec. 31, 2002                           $      909    $    3,423    $    1,238    $      514    $    2,207
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.25%         1.35%         1.40%         1.50%         1.60%
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.40%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (18.75%)      (18.75%)      (17.71%)      (18.75%)      (18.60%)
For the year ended Dec. 31, 2002               (30.77%)      (32.31%)      (31.65%)      (32.31%)      (31.43%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  155

                                              UTEC1        UTEC2         UTEC3         UTEC4          ETC
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.69    $     0.69    $     0.69    $     0.69    $     1.08
At Dec. 31, 2001                           $     0.51    $     0.51    $     0.51    $     0.51    $     0.79
At Dec. 31, 2002                           $     0.30    $     0.29    $     0.29    $     0.29    $     0.46
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  364         1,387           793         2,237         1,958
At Dec. 31, 2002                                  372         1,530           684         2,423         1,387
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      186    $      709    $      404    $    1,140    $    1,555
At Dec. 31, 2002                           $      110    $      450    $      201    $      709    $      632
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (26.09%)      (26.09%)      (26.09%)      (26.09%)      (26.85%)
For the year ended Dec. 31, 2002               (41.18%)      (43.14%)      (43.14%)      (43.14%)      (41.77%)
-------------------------------------------------------------------------------------------------------------

                                             STEC2         STEC1        UAGR1(4)      UAGR2(4)      UAGR3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.65    $     0.70            --            --            --
At Dec. 31, 2001                           $     0.48    $     0.51            --            --            --
At Dec. 31, 2002                           $     0.27    $     0.29    $     0.91    $     0.91    $     0.91
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                2,165    $    6,380            --            --            --
At Dec. 31, 2002                                1,976         3,655             9            41             1
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,032    $    3,256            --            --            --
At Dec. 31, 2002                           $      540    $    1,069    $        8    $       37    $        1
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --          0.05%         0.03%         0.84%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.50%         1.60%           --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (26.15%)      (27.14%)          --            --            --
For the year ended Dec. 31, 2002               (43.75%)      (43.14%)       (9.00%)       (9.00%)       (9.00%)
-------------------------------------------------------------------------------------------------------------

                                            UAGR4(4)      UFCO1(4)      UFCO2(4)      UFCO3(4)      UFCO4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.91    $     0.86    $     0.86    $     0.86    $     0.86
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   71           209           740           115           395
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       64    $      181    $      639    $       99    $      341
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.01%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (9.00%)      (14.00%)      (14.00%)      (14.00%)      (14.00%)
-------------------------------------------------------------------------------------------------------------

                                            WFCO5(7)      WFCO3(7)      WFCO8(7)      UFGR1(4)      UFGR2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.97    $     0.97            --    $     0.75    $     0.75
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                    8             1            --            18           108
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $        8    $        1            --    $       13    $       80
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (3.00%)       (3.00%)          --        (25.00%)      (25.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  156

                                            UFGR3(4)      UFGR4(4)      WFGR5(8)      WFGR3(8)      WFGR8(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75    $     0.75    $     0.73    $     0.73            --
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   31           108            14            41            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       23    $       80    $       10    $       30            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.40%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)      (25.00%)      (27.00%)      (27.00%)          --
-------------------------------------------------------------------------------------------------------------

                                            UFMC1(4)      UFMC2(4)      WMDC7(9)      WMDC6(9)      UFMC4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --    $     1.06    $     1.06            --
At Dec. 31, 2002                           $     0.85    $     0.85    $     0.95    $     0.95    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --           667           522            --
At Dec. 31, 2002                                   94           773         1,005         1,445           503
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $      711    $      556            --
At Dec. 31, 2002                           $       80    $      655    $      951    $    1,366    $      426
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --          0.71%         0.52%           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.20%         1.25%           --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --          6.00%         6.00%           --
For the year ended Dec. 31, 2002               (15.00%)      (15.00%)      (10.38%)      (10.38%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                            WMDC5(9)      WMDC4(9)      WMDC3(9)      WMDC8(8)      WMDC2(9)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                           $     1.06    $     1.06    $     1.06            --    $     1.06
At Dec. 31, 2002                           $     0.94    $     0.94    $     0.94    $     0.89    $     0.94
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   94           367           156            --             8
At Dec. 31, 2002                                  250           723           559            27            42
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      100    $      390    $      165            --    $        8
At Dec. 31, 2002                           $      236    $      681    $      526    $       24    $       40
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 0.52%         0.64%         0.50%           --          0.35%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%           --          1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.00%         6.00%         6.00%           --          6.00%
For the year ended Dec. 31, 2002               (11.32%)      (11.32%)       (6.00%)      (11.00%)      (11.32%)
-------------------------------------------------------------------------------------------------------------

                                            UFOV1(4)      UFOV2(4)      UFOV3(4)      UFOV4(4)      URES1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.75    $     0.75    $     0.75    $     0.75    $     0.93
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   23            20            15             4            14
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       17    $       15    $       11    $        3    $       13
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --          0.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (25.00%)      (25.00%)      (25.00%)      (25.00%)       (7.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  157

                                            URES2(4)       WRES7         WRES6        URES4(4)        ERE
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.34    $     1.34            --    $     1.25
At Dec. 31, 2001                                   --    $     1.42    $     1.42            --    $     1.33
At Dec. 31, 2002                           $     0.93    $     1.44    $     1.43    $     0.93    $     1.34
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           119           488            --           325
At Dec. 31, 2002                                   35           421         1,015             8           542
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      170    $      695            --    $      434
At Dec. 31, 2002                           $       33    $      605    $    1,457    $        7    $      728
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          3.56%         3.86%           --          4.93%
For the year ended Dec. 31, 2002                 0.05%         3.07%         2.60%         0.23%         2.68%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.20%         1.25%           --          1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --          5.97%         5.97%           --          6.40%
For the year ended Dec. 31, 2002                (7.00%)        1.41%         0.70%        (7.00%)        0.75%
-------------------------------------------------------------------------------------------------------------

                                             WRES4         WRES3         SRES1         WRES2         USMC1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.18    $     1.18    $     1.32    $     1.18    $     0.90
At Dec. 31, 2001                           $     1.26    $     1.26    $     1.40    $     1.25    $     0.75
At Dec. 31, 2002                           $     1.26    $     1.26    $     1.41    $     1.26    $     0.53
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  373           232           685            11           312
At Dec. 31, 2002                                  674           926           967            58           656
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      469    $      291    $      959    $       14    $      235
At Dec. 31, 2002                           $      852    $    1,169    $    1,359    $       73    $      350
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 3.98%         3.95%         4.95%         3.29%         0.28%
For the year ended Dec. 31, 2002                 2.72%         2.24%         3.15%         1.37%         0.22%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%         1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.78%         6.78%         6.06%         5.93%       (16.67%)
For the year ended Dec. 31, 2002                 0.00%         0.00%         0.71%         0.80%       (29.33%)
-------------------------------------------------------------------------------------------------------------

                                             USMC2         WSMC7         PSMC1         USMC4         WSMC5
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.90    $     0.66    $     1.21    $     0.90    $     0.61
At Dec. 31, 2001                           $     0.75    $     0.55    $     1.01    $     0.75    $     0.51
At Dec. 31, 2002                           $     0.53    $     0.39    $     0.71    $     0.53    $     0.36
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                2,165         2,416         2,844         4,683           723
At Dec. 31, 2002                                4,074         2,813         4,574         4,909           967
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,630    $    1,326    $    2,884    $    3,514    $      366
At Dec. 31, 2002                           $    2,165    $    1,088    $    3,261    $    2,592    $      344
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.33%         0.37%         0.33%         0.33%         0.33%
For the year ended Dec. 31, 2002                 0.24%         0.26%         0.26%         0.29%         0.27%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.20%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (16.67%)      (16.67%)      (16.53%)      (16.67%)      (16.39%)
For the year ended Dec. 31, 2002               (29.33%)      (29.09%)      (29.70%)      (29.33%)      (29.41%)
-------------------------------------------------------------------------------------------------------------

                                             WSMC4         WSMC3        WSMC8(8)       WSMC2        UVAS1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.65    $     0.61            --    $     0.60            --
At Dec. 31, 2001                           $     0.55    $     0.51            --    $     0.50            --
At Dec. 31, 2002                           $     0.38    $     0.35            --    $     0.35    $     0.80
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,330         2,597            --           348            --
At Dec. 31, 2002                                3,832         2,561            --           331            24
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,819    $    1,312            --    $      175            --
At Dec. 31, 2002                           $    1,471    $      909            --    $      117    $       19
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.38%         0.36%           --          0.37%           --
For the year ended Dec. 31, 2002                 0.27%         0.25%         0.31%         0.23%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%           --          1.65%           --
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (15.38%)      (16.39%)          --        (16.67%)          --
For the year ended Dec. 31, 2002               (30.91%)      (31.37%)          --        (30.00%)      (20.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  158

                                            UVAS2(4)      WVAS7(5)       PVAS1        UVAS4(4)      WVAS5(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --    $     1.29            --            --
At Dec. 31, 2001                                   --            --    $     1.45            --            --
At Dec. 31, 2002                           $     0.80    $     0.79    $     1.30    $     0.80    $     0.88
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --             2            --            --
At Dec. 31, 2002                                  127            59            47            61            55
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $        3            --            --
At Dec. 31, 2002                           $      102    $       47    $       61    $       49    $       48
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --          0.58%           --            --
For the year ended Dec. 31, 2002                   --          0.35%         0.27%           --          0.44%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.25%           --            --
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --         12.40%           --            --
For the year ended Dec. 31, 2002               (20.00%)      (21.00%)      (10.34%)      (20.00%)      (12.00%)
-------------------------------------------------------------------------------------------------------------

                                            WVAS4(5)      WVAS3(8)      WVAS8(8)      WVAS2(5)       UMSS1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --    $     1.09
At Dec. 31, 2001                                   --            --            --            --    $     1.16
At Dec. 31, 2002                           $     0.79    $     0.88            --    $     0.79    $     1.01
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            61
At Dec. 31, 2002                                   96            61            --             4           753
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --    $       71
At Dec. 31, 2002                           $       76    $       53            --    $        3    $      762
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --          1.62%
For the year ended Dec. 31, 2002                 0.27%         0.05%         1.04%         0.08%         0.75%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --          1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --          6.42%
For the year ended Dec. 31, 2002               (21.00%)      (12.00%)          --        (21.00%)      (12.93%)
-------------------------------------------------------------------------------------------------------------

                                             UMSS2         WMSS7         PMSS1         UMSS4          EMU
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.09    $     1.18    $     1.16    $     1.09    $     1.17
At Dec. 31, 2001                           $     1.16    $     1.25    $     1.22    $     1.15    $     1.23
At Dec. 31, 2002                           $     1.01    $     1.08    $     1.06    $     1.00    $     1.07
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,321           521           252         1,374           546
At Dec. 31, 2002                                5,681           875         2,393         6,327           966
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,530    $      649    $      307    $    1,585    $      674
At Dec. 31, 2002                           $    5,737    $      950    $    2,547    $    6,347    $    1,037
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.63%         1.58%         1.02%         1.21%         2.10%
For the year ended Dec. 31, 2002                 0.89%         0.91%         0.87%         0.91%         0.96%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.20%         1.25%         1.35%         1.40%
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 6.42%         5.93%         5.17%         5.50%         5.13%
For the year ended Dec. 31, 2002               (12.93%)      (13.60%)      (13.11%)      (13.04%)      (13.01%)
-------------------------------------------------------------------------------------------------------------

                                             WMSS4         WMSS3         SMSS1         WMSS2         UINT1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.11    $     1.11    $     1.19    $     1.11    $     1.02
At Dec. 31, 2001                           $     1.17    $     1.17    $     1.25    $     1.17    $     0.85
At Dec. 31, 2002                           $     1.02    $     1.02    $     1.09    $     1.02    $     0.68
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  691           324           473            41           324
At Dec. 31, 2002                                1,165         1,063           690           123           513
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      812    $      380    $      593    $       48    $      275
At Dec. 31, 2002                           $    1,189    $    1,084    $      751    $      125    $      350
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.42%         4.13%         3.19%         0.04%         2.18%
For the year ended Dec. 31, 2002                 0.88%         0.99%         1.38%         0.71%         1.41%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.45%         1.50%         1.60%         1.65%         1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 5.41%         5.41%         5.04%         5.41%       (16.67%)
For the year ended Dec. 31, 2002               (12.82%)      (12.82%)      (12.80%)      (12.82%)      (20.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  159

                                             UINT2         UINT3         UINT4        WINT5(8)      WINT3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.02    $     1.02    $     1.02            --            --
At Dec. 31, 2001                           $     0.85    $     0.84    $     0.84            --            --
At Dec. 31, 2002                           $     0.68    $     0.68    $     0.68    $     0.84    $     0.84
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  887           514         1,576            --            --
At Dec. 31, 2002                                2,059           866         2,373           286            76
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      750    $      433    $    1,327            --            --
At Dec. 31, 2002                           $    1,402    $      588    $    1,605    $      240    $       64
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 1.23%         1.23%         2.64%           --            --
For the year ended Dec. 31, 2002                 1.64%         1.65%         1.92%         3.03%         1.47%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.25%         1.35%           --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (16.67%)      (17.65%)      (17.65%)          --            --
For the year ended Dec. 31, 2002               (20.00%)      (19.05%)      (19.05%)      (16.00%)      (16.00%)
-------------------------------------------------------------------------------------------------------------

                                            WINT8(8)       UGRS1         UGRS2         UGRS3         UGRS4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     0.95    $     0.95    $     0.95    $     0.95
At Dec. 31, 2001                                   --    $     0.71    $     0.70    $     0.70    $     0.70
At Dec. 31, 2002                           $     0.84    $     0.50    $     0.50    $     0.50    $     0.50
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           326         2,288           662         1,928
At Dec. 31, 2002                                  330           421         3,137           875         2,832
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $      230    $    1,610    $      469    $    1,352
At Dec. 31, 2002                           $      276    $      213    $    1,579    $      441    $    1,416
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.02%         0.02%         0.03%         0.04%
For the year ended Dec. 31, 2002                 4.10%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.00%         1.10%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (25.26%)      (26.32%)      (26.32%)      (26.32%)
For the year ended Dec. 31, 2002               (16.00%)      (29.58%)      (28.57%)      (28.57%)      (28.57%)
-------------------------------------------------------------------------------------------------------------

                                             UNDS1         UNDS2         PSND1         UNDS4        WSND5(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.01    $     1.01    $     0.93    $     1.01            --
At Dec. 31, 2001                           $     0.95    $     0.95    $     0.87    $     0.94            --
At Dec. 31, 2002                           $     0.64    $     0.64    $     0.58    $     0.63    $     0.73
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  115           317           293           454            --
At Dec. 31, 2002                                  165           569           441           832            20
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      109    $      300    $      258    $      428            --
At Dec. 31, 2002                           $      106    $      363    $      260    $      527    $       15
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.25%         1.35%           --
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (5.94%)       (5.94%)       (6.45%)       (6.93%)          --
For the year ended Dec. 31, 2002               (32.63%)      (32.63%)      (33.33%)      (32.98%)      (27.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSND3(8)      WSND8(8)       UTRS1         UTRS2         PSTR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --    $     1.12    $     1.12    $     1.06
At Dec. 31, 2001                                   --            --    $     1.10    $     1.10    $     1.05
At Dec. 31, 2002                           $     0.73            --    $     1.04    $     1.03    $     0.98
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --           792         3,440         1,861
At Dec. 31, 2002                                    9            --         1,585         7,687         3,949
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --    $      875    $    3,794    $    1,953
At Dec. 31, 2002                           $        7            --    $    1,640    $    7,937    $    3,873
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --          0.90%         0.88%         0.89%
For the year ended Dec. 31, 2002                   --            --          1.39%         1.43%         1.41%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --          1.00%         1.10%         1.25%
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --         (1.79%)       (1.79%)       (0.94%)
For the year ended Dec. 31, 2002               (27.00%)          --         (5.45%)       (6.36%)       (6.67%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  160

                                             UTRS4        WSTR5(8)      WSTR3(8)      WSTR8(8)      USUT1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.11            --            --            --            --
At Dec. 31, 2001                           $     1.10            --            --            --            --
At Dec. 31, 2002                           $     1.03    $     0.93    $     0.93    $     0.93    $     0.87
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                3,493            --            --            --            --
At Dec. 31, 2002                                8,646            11            26             6            --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    3,839            --            --            --            --
At Dec. 31, 2002                           $    8,870    $       10    $       24    $        5            --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.87%           --            --            --            --
For the year ended Dec. 31, 2002                 1.46%         0.06%         0.01%         0.03%           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.35%           --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (0.90%)          --            --            --            --
For the year ended Dec. 31, 2002                (6.36%)       (7.00%)       (7.00%)       (7.00%)      (13.00%)
-------------------------------------------------------------------------------------------------------------

                                            USUT2(4)       PSUT1        USUT4(4)      WSUT5(8)      WSUT3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.01            --            --            --
At Dec. 31, 2001                                   --    $     0.75            --            --            --
At Dec. 31, 2002                           $     0.87    $     0.57    $     0.87    $     0.85    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --           126            --            --            --
At Dec. 31, 2002                                   23           209             5             6            10
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $       95            --            --            --
At Dec. 31, 2002                           $       20    $      119    $        5    $        5    $        8
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          2.76%           --            --            --
For the year ended Dec. 31, 2002                   --          2.30%           --          0.02%         0.09%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.25%           --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (25.74%)          --            --            --
For the year ended Dec. 31, 2002               (13.00%)      (24.00%)      (13.00%)      (15.00%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                            WSUT8(8)      UOCA1(4)      UOCA2(4)      UOCA3(4)      UOCA4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $     0.78    $     0.78    $     0.78    $     0.78
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --             9           141            39           163
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $        7    $      111    $       30    $      127
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 3.10%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --        (22.00%)      (22.00%)      (22.00%)      (22.00%)
-------------------------------------------------------------------------------------------------------------

                                            WOCA5(7)      WOCA3(7)      WOCA8(7)      UOGS1(4)      UOGS2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.97    $     0.97    $     0.97    $     0.77    $     0.77
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --             4            --            25           123
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   --    $        4            --    $       19    $       95
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.40%         1.50%         1.60%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (3.00%)       (3.00%)       (3.00%)      (23.00%)      (23.00%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  161

                                            WOGS7(5)      WOGS6(5)      UOGS4(4)      WOGS5(5)      WOGS4(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.77    $     0.77    $     0.77    $     0.77    $     0.77
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   13           190            56            12             6
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       10    $      147    $       43    $        9    $        5
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.20%         1.25%         1.35%         1.40%         1.45%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (23.00%)      (23.00%)      (23.00%)      (23.00%)      (23.00%)
-------------------------------------------------------------------------------------------------------------

                                            WOGS3(5)      WOGS8(7)      WOGS2(5)      UOHI1(4)      UOHI2(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.77    $     0.93            --    $     0.96    $     0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   78             9            --            18           136
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       60    $        8            --    $       18    $      131
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.50%         1.60%         1.65%         1.00%         1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (23.00%)       (7.00%)          --         (4.00%)       (4.00%)
-------------------------------------------------------------------------------------------------------------

                                            UOHI3(4)      UOHI4(4)      UOSM1(4)      UOSM2(4)      UOSM3(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.96    $     0.96    $     0.79    $     0.79    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                    4            76            33           199            65
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $        4    $       73    $       26    $      158    $       52
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.25%         1.35%         1.00%         1.10%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                (4.00%)       (4.00%)      (21.00%)      (21.00%)      (21.00%)
-------------------------------------------------------------------------------------------------------------

                                            UOSM4(4)      WOSM5(6)      WOSM3(6)      WOSM8(6)      USTB1(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     0.79    $     0.95    $     0.95    $     0.95    $     1.04
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                   87             4             5            13            38
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $       69    $        3    $        4    $       12    $       39
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.50%         1.60%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002               (21.00%)       (5.00%)       (5.00%)       (5.00%)        4.00%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  162

                                            USTB2(4)      WSTB7(5)      WSTB6(5)      USTB4(4)      WSTB5(5)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --            --
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $     1.04    $     1.03    $     1.03    $     1.03    $     1.03
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                                  161           111           212           148            10
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --            --
At Dec. 31, 2002                           $      167    $      114    $      219    $      153    $       10
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 1.10%         1.20%         1.25%         1.35%         1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                 4.00%         3.00%         3.00%         3.00%         3.00%
-------------------------------------------------------------------------------------------------------------

                                            WSTB4(5)      WSTB3(5)      WSTB8(7)      WSTB2(5)       UGIN1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --            --    $     1.07
At Dec. 31, 2001                                   --            --            --            --    $     0.99
At Dec. 31, 2002                           $     1.03    $     1.03            --            --    $     0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --            --           287
At Dec. 31, 2002                                   83            73            --            --           379
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --            --    $      285
At Dec. 31, 2002                           $       85    $       76            --            --    $      301
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --          0.19%
For the year ended Dec. 31, 2002                   --            --            --            --          1.73%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --            --          1.00%
For the year ended Dec. 31, 2002                 1.45%         1.50%         1.60%         1.65%         1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --            --         (7.48%)
For the year ended Dec. 31, 2002                 3.00%         3.00%           --            --        (20.20%)
-------------------------------------------------------------------------------------------------------------

                                             UGIN2         PGIN1         UGIN4          EPG         WGIN3(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.07    $     1.03    $     1.07    $     1.26            --
At Dec. 31, 2001                           $     0.99    $     0.95    $     0.98    $     1.16            --
At Dec. 31, 2002                           $     0.79    $     0.76    $     0.79    $     0.93    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                1,166           963         1,109         6,280            --
At Dec. 31, 2002                                1,991         1,583         1,879         5,706            22
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    1,153    $      918    $    1,091    $    7,290            --
At Dec. 31, 2002                           $    1,576    $    1,208    $    1,478    $    5,291    $       18
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.44%         0.70%         0.72%         1.62%           --
For the year ended Dec. 31, 2002                 1.39%         1.37%         1.33%         1.59%         0.01%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.10%         1.25%         1.35%         1.40%           --
For the year ended Dec. 31, 2002                 1.10%         1.25%         1.35%         1.40%         1.50%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (7.48%)       (7.77%)       (8.41%)       (7.94%)          --
For the year ended Dec. 31, 2002               (20.20%)      (20.00%)      (19.39%)      (19.83%)      (19.00%)
-------------------------------------------------------------------------------------------------------------

                                            WGIN8(8)      UIGR1(4)      UIGR2(4)       WIGR7         PIGR1
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --            --            --    $     0.83    $     1.15
At Dec. 31, 2001                                   --            --            --    $     0.65    $     0.90
At Dec. 31, 2002                                   --    $     0.80    $     0.80    $     0.53    $     0.73
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --            --            --         3,906         4,731
At Dec. 31, 2002                                   --            33           436         3,982         4,994
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --            --            --    $    2,550    $    4,269
At Dec. 31, 2002                                   --    $       26    $      347    $    2,115    $    3,662
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --          0.27%         0.25%
For the year ended Dec. 31, 2002                 1.89%           --            --          0.84%         0.83%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --            --            --          1.20%         1.25%
For the year ended Dec. 31, 2002                 1.60%         1.00%         1.10%         1.20%         1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --            --            --        (21.69%)      (21.74%)
For the year ended Dec. 31, 2002                   --        (20.00%)      (20.00%)      (18.46%)      (18.89%)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY                  163

                                            UIGR4(4)        EPL          WIGR4         WIGR3        WIGR8(8)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                   --    $     1.19    $     0.75    $     0.75            --
At Dec. 31, 2001                                   --    $     0.93    $     0.59    $     0.59            --
At Dec. 31, 2002                           $     0.79    $     0.76    $     0.48    $     0.48    $     0.85
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   --         1,775         6,094         4,040            --
At Dec. 31, 2002                                  544         1,856         5,517         3,437             7
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                   --    $    1,651    $    3,579    $    2,371            --
At Dec. 31, 2002                           $      432    $    1,401    $    2,629    $    1,635    $        6
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --          0.31%         0.25%         0.27%           --
For the year ended Dec. 31, 2002                   --          0.87%         0.86%         0.86%         0.03%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                   --          1.40%         1.45%         1.50%           --
For the year ended Dec. 31, 2002                 1.35%         1.40%         1.45%         1.50%         1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   --        (21.85%)      (21.33%)      (21.33%)          --
For the year ended Dec. 31, 2002               (21.00%)      (18.28%)      (18.64%)      (18.64%)      (15.00%)
-------------------------------------------------------------------------------------------------------------

                                             WIGR2        UPRE1(4)      UPRE2(4)      UPRE3(4)      UPRE4(4)
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.75            --            --            --            --
At Dec. 31, 2001                           $     0.59            --            --            --            --
At Dec. 31, 2002                           $     0.47    $     0.81    $     0.81            --    $     0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  730            --            --            --            --
At Dec. 31, 2002                                  666             1            57            --             7
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      427            --            --            --            --
At Dec. 31, 2002                           $      315            --    $       46            --    $        5
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.27%           --            --            --            --
For the year ended Dec. 31, 2002                 0.85%           --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.65%           --            --            --            --
For the year ended Dec. 31, 2002                 1.65%         1.00%         1.10%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (21.33%)          --            --            --            --
For the year ended Dec. 31, 2002               (20.34%)      (19.00%)      (19.00%)          --        (19.00%)
-------------------------------------------------------------------------------------------------------------

                                              UVIS1        UVIS2         WVIS7         UVIS3         UVIS4
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     0.92    $     0.92    $     0.75    $     0.92    $     0.92
At Dec. 31, 2001                           $     0.60    $     0.60    $     0.49    $     0.60    $     0.60
At Dec. 31, 2002                           $     0.42    $     0.41    $     0.34    $     0.41    $     0.41
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  265         2,325         4,717         1,024         7,086
At Dec. 31, 2002                                  163         2,476         4,476         1,020         3,391
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      160    $    1,403    $    2,309    $      618    $    4,260
At Dec. 31, 2002                           $       68    $    1,026    $    1,502    $      422    $    1,396
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.10%         1.20%         1.25%         1.35%
For the year ended Dec. 31, 2002                 1.00%         1.10%         1.20%         1.25%         1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (34.78%)      (34.78%)      (34.67%)      (34.78%)      (34.78%)
For the year ended Dec. 31, 2002               (30.00%)      (31.67%)      (30.61%)      (31.67%)      (31.67%)
-------------------------------------------------------------------------------------------------------------

                                              EPT          WVIS4         WVIS3        WVIS8(8)       WVIS2
                                           ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $     1.40    $     0.74    $     0.74            --    $     0.73
At Dec. 31, 2001                           $     0.92    $     0.48    $     0.48            --    $     0.48
At Dec. 31, 2002                           $     0.63    $     0.33    $     0.33            --    $     0.33
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                  782         6,122         4,624            --           668
At Dec. 31, 2002                                  888         5,352         3,966            --           608
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $      717    $    2,952    $    2,228            --    $      321
At Dec. 31, 2002                           $      558    $    1,765    $    1,306            --    $      199
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                   --            --            --            --            --
For the year ended Dec. 31, 2002                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.40%         1.45%         1.50%           --          1.65%
For the year ended Dec. 31, 2002                 1.40%         1.45%         1.50%         1.60%         1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (34.29%)      (35.14%)      (35.14%)          --        (34.25%)
For the year ended Dec. 31, 2002               (31.52%)      (31.25%)      (31.25%)          --        (31.25%)
-------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.
(4) Operations commenced on May 21, 2002.
(5) Operations commenced on May 1, 2002.
(6) Operations commenced on July 31, 2002.
(7) Operations commenced on Aug. 30, 2002.
(8) Operations commenced on March 1, 2002.
(9) Operations commenced on May 1, 2001.


                                                              45281-20 E (11/03)

PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance Sheet as of June 30, 2003 (unaudited)
     Statements of Income as of June 30, 2003 and 2002 (Unaudited) Consolidated Statements of Cash Flows as of June 30, 2003 and 2002 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated January 27, 2003
     Consolidated Balance Sheets as of Dec. 31, 2002 and 2001
     Consolidated Statements of Income for the years ended Dec. 31, 2002 and 2001 and 2000
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002
     Consolidated Statements of Cash Flows for the years ended Dec. 31,
     2002, 2001 and 2000
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Classic

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 7 to the Registration Statement No.333-92297 is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 3 to Registration Statement No. 333-73958 is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003, filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to the Registration Statement No. 333-92297 filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

3.2       Form of Master General Agent  Agreement for American  Enterprise  Life
          Insurance   Company   Variable   Annuities   (form   9802  B)   filed
          electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract (form 240343) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.1(a) Form of Deferred Annuity Contract Data Pages (form 240343) filed electronically as Exhibit 4.1(a) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.2 Form of Deferred Annuity Contract (form 272646) filed as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297, filed electronically herewith.

4.3 Form of Performance Credit Rider (form 240349) filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.4 Form of Maximum Anniversary Value Death Benefit Rider (form 240346) filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (form 240350) filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6       Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186) filed electronically as Exhibit 4.2 to the American Express Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.11 Form of Enhanced Death Benefit Rider (form 44213) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about November 4, 1999, is incorporated by reference.

4.12 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 240345) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

5.1 Form of Variable Annuity Application (form 271552) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.3 Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.3 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297 filed on or about October 21, 2002, is incorporated by reference.

8.4 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No.
          333-92297 filed on or about October 21, 2002, is incorporated by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2002, filed electronically as Exhibit 8.6 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-92297, is incorporated by reference.

8.7 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.8 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.9 Copy of Participation Agreement by and among Evergreen Variable Annuity Trust and American Enterprise Life Insurance Company, dated July 15, 2000, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297 is incorporated by reference.

8.10 Copy of Participation Agreement by and among STI Classic Variable Trust and TRUSCO Capital Management, Inc. and American Enterprise Life Insurance Company, dated January 1, 2003, filed electronically as
          Exhibit 8.10 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.

8.11 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc., dated September 1, 2002, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for American Express Innovations(SM) is filed electronically herewith.

10.2 Consent of Independent Auditors for Evergreen Essential(SM) Variable Annuity, is filed electronically herewith.

10.3 Consent of Independent Auditors for Evergreen New Solutions Variable Annuity, is filed electronically herewith.

10.4 Consent of Independent Auditors for American Express Innovations(SM) Classic Variable Annuity, is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, filed electronically as Exhibit 14.3 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.

14.4 Power of Attorney to sign Amendments to this Registration Statement, dated April 21, 2003, filed electronically as Exhibit 14.4 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Vice President and Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Christopher J. Kopka                                                    Money Laundering Prevention Officer

Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27.   Number of Contract owners

           As of August 31, 2003 there were 33,173 nonqualified contracts and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Treasurer

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         1000 S. Pine Island Road                       Southern Florida
         Suite 510
         Plantation, FL  33324

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments
                                                        Administration Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive
                                                        Business Development

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional Group

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853            None                None                  None
Financial Advisors
Inc.


Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the above requirements for effectiveness of this Amendment to its Registration Statement Under Rule 485(b) of the Securites Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of October, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of October, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

**   Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

***  Signed  pursuant  to Power of  Attorney,  dated  April 16,  2003,  filed as
     Exhibit 14.3 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.

**** Signed  pursuant  to Power of  Attorney,  dated  April 21,  2003,  filed as
     Exhibit 14.4 to Post-Effective Amendment No. 11 to Registration Statement No. 333-92297 is incorporated by reference.



By: /s/ Mary Ellyn Minenko
        ------------------
        Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     Exhibits

     The signatures.